UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-21145

SPDR® INDEX SHARES FUNDS
(Exact name of registrant as specified in charter)
One Lincoln Street, Boston, Massachusetts 02111
(Address of principal executive offices) (zip code)

(Name and Address of Agent for Service)	Copy to:

Christopher A. Madden, Esq.	W. John McGuire, Esq.
State Street Bank and Trust Company	Bingham McCutchen LLP
One Lincoln Street/CPH0326	2020 K Street, N.W.
Boston, MA 02111	Washington, DC 20006
Registrant’s telephone number, including area code: (866) 787-2257
Date of fiscal year end: September 30
Date of reporting period: September 30, 2014

Item 1. Reports to Shareholders.

SPDR® Index Shares Funds
Annual Report September 30, 2014
Precise in a world that isn’t.®

TABLE OF CONTENTS

Fund Performance & Portfolio Summaries
SPDR® STOXX® Europe 50 ETF (FEU)	1
SPDR EURO STOXX 50® ETF (FEZ)	5
SPDR EURO STOXX Small Cap ETF	9
SPDR S&P® Emerging Asia Pacific ETF (GMF)	10
SPDR S&P Small Cap Emerging Asia Pacific ETF (GMFS)	14
SPDR S&P Russia ETF (RBL)	18
SPDR S&P China ETF (GXC)	22
SPDR S&P Emerging Markets ETF (GMM)	26
SPDR S&P Emerging Markets Dividend ETF (EDIV)	30
SPDR S&P BRIC 40 ETF (BIK)	34
SPDR S&P Emerging Europe ETF (GUR)	38
SPDR S&P Emerging Latin America ETF (GML)	42
SPDR S&P Emerging Middle East & Africa ETF (GAF)	46
SPDR S&P World ex-US ETF (GWL)	50
SPDR S&P International Small Cap ETF (GWX)	54
SPDR Dow Jones International Real Estate ETF (RWX)	58
SPDR S&P Global Infrastructure ETF (GII)	62
SPDR S&P Global Natural Resources ETF (GNR)	66
SPDR MSCI ACWI ex-US ETF (CWI)	70
SPDR MSCI ACWI IMI ETF (ACIM)	74
SPDR MSCI EM 50 ETF (EMFT)	78
SPDR MSCI EM Beyond BRIC ETF (EMBB)	82
SPDR MSCI EAFE Quality Mix ETF	86
SPDR MSCI Emerging Markets Quality Mix ETF	87
SPDR MSCI World Quality Mix ETF	88
SPDR MSCI Australia Quality Mix ETF	89
SPDR MSCI Canada Quality Mix ETF	90
SPDR MSCI Germany Quality Mix ETF	91
SPDR MSCI Japan Quality Mix ETF	92
SPDR MSCI Mexico Quality Mix ETF	93
SPDR MSCI South Korea Quality Mix ETF	94
SPDR MSCI Spain Quality Mix ETF	95
SPDR MSCI Taiwan Quality Mix ETF	96
SPDR MSCI United Kingdom Quality Mix ETF	97
SPDR Russell/Nomura PRIMETM Japan ETF (JPP)	98
SPDR Russell/Nomura Small CapTM Japan ETF (JSC)	102
SPDR S&P Global Dividend ETF (WDIV)	106
SPDR S&P International Dividend ETF (DWX)	110
SPDR S&P International Mid Cap ETF (MDD)	114
SPDR S&P Emerging Markets Small Cap ETF (EWX)	118
SPDR Dow Jones Global Real Estate ETF (RWO)	122

SPDR S&P International Consumer Discretionary Sector ETF (IPD)	126
SPDR S&P International Consumer Staples Sector ETF (IPS)	130
SPDR S&P International Energy Sector ETF (IPW)	134
SPDR S&P International Financial Sector ETF (IPF)	138
SPDR S&P International Health Care Sector ETF (IRY)	142
SPDR S&P International Industrial Sector ETF (IPN)	146
SPDR S&P International Materials Sector ETF (IRV)	150
SPDR S&P International Technology Sector ETF (IPK)	154
SPDR S&P International Telecommunications Sector ETF (IST)	158
SPDR S&P International Utilities Sector ETF (IPU)	162
Schedules of Investments
SPDR STOXX Europe 50 ETF (FEU)	166
SPDR EURO STOXX 50 ETF (FEZ)	167
SPDR S&P Emerging Asia Pacific ETF (GMF)	170
SPDR S&P Small Cap Emerging Asia Pacific ETF (GMFS)	176
SPDR S&P Russia ETF (RBL)	182
SPDR S&P China ETF (GXC)	184
SPDR S&P Emerging Markets ETF (GMM)	191
SPDR S&P Emerging Markets Dividend ETF (EDIV)	202
SPDR S&P BRIC 40 ETF (BIK)	204
SPDR S&P Emerging Europe ETF (GUR)	205
SPDR S&P Emerging Latin America ETF (GML)	207
SPDR S&P Emerging Middle East & Africa ETF (GAF)	210
SPDR S&P World ex-US ETF (GWL)	212
SPDR S&P International Small Cap ETF (GWX)	225
SPDR Dow Jones International Real Estate ETF (RWX)	247
SPDR S&P Global Infrastructure ETF (GII)	249
SPDR S&P Global Natural Resources ETF (GNR)	251
SPDR MSCI ACWI ex-US ETF (CWI)	253
SPDR MSCI ACWI IMI ETF (ACIM)	260
SPDR MSCI EM 50 ETF (EMFT)	269
SPDR MSCI EM Beyond BRIC ETF (EMBB)	270
SPDR Russell/Nomura PRIME Japan ETF (JPP)	315
SPDR Russell/Nomura Small Cap Japan ETF (JSC)	321
SPDR S&P Global Dividend ETF (WDIV)	329
SPDR S&P International Dividend ETF (DWX)	331
SPDR S&P International Mid Cap ETF (MDD)	333
SPDR S&P Emerging Markets Small Cap ETF (EWX)	340
SPDR Dow Jones Global Real Estate ETF (RWO)	349
SPDR S&P International Consumer Discretionary Sector ETF (IPD)	352
SPDR S&P International Consumer Staples Sector ETF (IPS)	354
SPDR S&P International Energy Sector ETF (IPW)	356
SPDR S&P International Financial Sector ETF (IPF)	358
SPDR S&P International Health Care Sector ETF (IRY)	361

SPDR S&P International Industrial Sector ETF (IPN)	363
SPDR S&P International Materials Sector ETF (IRV)	366
SPDR S&P International Technology Sector ETF (IPK)	369
SPDR S&P International Telecommunications Sector ETF (IST)	372
SPDR S&P International Utilities Sector ETF (IPU)	374
Financial Statements	376
Financial Highlights	418
Notes to Financial Statements	447
Other Information	477

SPDR® STOXX® Europe 50 ETF —
Management’s Discussion of Fund Performance

The SPDR STOXX Europe 50 ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the STOXX® Europe 50 Index (the “Index”).

For the 12-month period ended September 30, 2014 (the “Reporting Period”), the total return for the Fund was 6.33%, and the total return for the Index was 6.39%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The difference between the Fund’s performance and that of the Index can be attributed to Fund expenses, cash drag, and compounding (the exponential growth of outperformance or underperformance).

The Fund experienced positive returns for the first three fiscal quarters, while the last quarter’s negative return dragged down the overall performance. In the first quarter of the Reporting Period, the European Central Bank (the “ECB”) cut rates in response to a lower inflation reading, and share prices flourished in response. In the next quarter, testimony from the ECB and the Bank of England and Russian rhetoric, regarding Ukraine took a more measured tone, allowing several equity indexes to retain confidence and continue to stay in positive territory. In June 2014, markets continued to move higher when the ECB lowered overnight rates as well as its main financing rate. The ECB further announced that it was looking at various steps to improve and encourage low-cost, long-term loans to businesses. Stocks in the last quarter of the Reporting Period fell significantly as banking fears in Europe were re-ignited, including concern that Portugal’s largest bank would not be able to pay off its debt.

On an individual security level, the top positive contributors to the Fund’s performance were Novartis AG, AstraZeneca PLC, and Royal Dutch Shell Plc Class A. The top negative contributors to the Fund’s performance were UBS AG, Standard Chartered PLC, and Tesco PLC.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR STOXX Europe 50 ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR STOXX Europe 50 ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2014 is 0.29%.

PERFORMANCE AS OF SEPTEMBER 30, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	STOXX EUROPE	NET ASSET	MARKET	STOXX EUROPE
	VALUE	VALUE	50 INDEX	VALUE	VALUE	50 INDEX

ONE YEAR	6.33%	5.71%	6.39%	6.33%	5.71%	6.39%

THREE YEARS	48.26%	50.08%	48.36%	14.03%	14.49%	14.05%

FIVE YEARS	28.08%	27.49%	27.96%	5.07%	4.98%	5.05%

TEN YEARS	61.80%	60.58%	62.44%	4.93%	4.85%	4.97%

SPDR STOXX Europe 50 ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	STOXX	STOXX
	50 Fund	50 Index
Sep-04	10000	10000
Dec-04	11405	11417
Mar-05	11343	11361
Jun-05	11333	11351
Sep-05	12160	12201
Dec-05	12248	12302
Mar-06	13242	13319
Jun-06	13659	13720
Sep-06	14276	14356
Dec-06	15523	15620
Mar-07	15825	15936
Jun-07	17323	17429
Sep-07	17733	17858
Dec-07	17640	17772
Mar-08	15796	15917
Jun-08	15415	15505
Sep-08	12544	12606
Dec-08	9885	9932
Mar-09	8311	8346
Jun-09	10330	10366
Sep-09	12630	12694
Dec-09	13115	13198
Mar-10	12660	12742
Jun-10	10471	10511
Sep-10	12312	12376
Dec-10	12651	12727
Mar-11	13460	13543
Jun-11	13888	13952
Sep-11	10912	10949
Dec-11	11634	11687
Mar-12	12501	12558
Jun-12	11767	11796
Sep-12	12688	12729
Dec-12	13359	13410
Mar-13	13750	13800
Jun-13	13642	13677
Sep-13	15216	15269
Dec-13	16347	16412
Mar-14	16464	16539
Jun-14	17144	17208
Sep-14	16176	16244

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR STOXX Europe 50 ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2014

DESCRIPTION	NOVARTIS AG	NESTLE SA	ROCHE HOLDING AG	HSBC HOLDINGS PLC	TOTAL SA

MARKET VALUE	$14,903,668	14,570,975	12,792,683	11,915,922	9,500,268

% OF NET ASSETS	5.7	5.6	4.9	4.6	3.6

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2014*

PERCENT OF
INDUSTRY**	NET ASSETS

Pharmaceuticals	21.3%
Banks	15.9
Oil, Gas & Consumable Fuels	13.4
Food Products	8.3
Insurance	5.3
Metals & Mining	4.1
Diversified Telecommunication Services	3.7
Beverages	3.7
Capital Markets	3.5
Chemicals	3.0
Tobacco	2.5
Industrial Conglomerates	2.3
Electrical Equipment	2.3
Wireless Telecommunication Services	2.1
Textiles, Apparel & Luxury Goods	2.0
Automobiles	1.8
Software	1.6
Household Products	1.3
Multi-Utilities	1.3
Short Term Investments	1.7
Other Assets & Liabilities	(1.1)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See Note 2)

SPDR® EURO STOXX 50® ETF —
Management’s Discussion of Fund Performance

The SPDR EURO STOXX 50 ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the EURO STOXX 50® Index (the “Index”).

For the 12-month period ended September 30, 2014 (the “Reporting Period”), the total return for the Fund was 7.20%, and the total return for the Index was 6.91%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The difference between the Fund’s performance and that of the Index can be attributed to Fund expenses, cash drag, and compounding (the exponential growth of outperformance or underperformance).

The Fund experienced positive returns for the first three fiscal quarters, while the last quarter’s negative return dragged down the overall performance. In the first quarter of the Reporting Period, the European Central Bank (the “ECB”) cut rates in response to a lower inflation reading, and share prices flourished in response. In the next quarter, reassuring testimony from the ECB and the Bank of England and Russian rhetoric, regarding Ukraine took a more measured tone, allowing several equity indexes to retain confidence and continue to stay in positive territory. In June 2014, markets continued to move higher when the ECB lowered overnight rates as well as its main financing rate. The ECB further announced that it was looking at various steps to improve and encourage low-cost, long-term loans to businesses. Stocks in the last quarter of the Reporting Period fell significantly as banking fears in Europe were re-ignited, including concern that Portugal’s largest bank would not be able to pay off its debt.

On an individual security level, the top positive contributors to the Fund’s performance were Total SA, Banco Santander S.A., and Bayer AG. The top negative contributors to the Fund’s performance were Danone SA, Deutsche Bank AG, and LVMH Moet Hennessy Louis Vuitton SA.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR EURO STOXX 50 ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR EURO STOXX 50 ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2014 is 0.29%.

PERFORMANCE AS OF SEPTEMBER 30, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	EURO STOXX	NET ASSET	MARKET	EURO STOXX
	VALUE	VALUE	50 INDEX	VALUE	VALUE	50 INDEX

ONE YEAR	7.20%	6.55%	6.91%	7.20%	6.55%	6.91%

THREE YEARS	55.03%	56.70%	53.26%	15.74%	16.15%	15.29%

FIVE YEARS	16.38%	15.56%	14.04%	3.08%	2.93%	2.66%

TEN YEARS	67.74%	66.97%	63.27%	5.31%	5.26%	5.02%

SPDR EURO STOXX 50 ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	streetTRACKS Dow	streetTRACKS Dow
	Jones EURO	Jones EURO
	STOXX	STOXX
	50 Fund	50 Index
Sep-04	10000	10000
Dec-04	11857	11864
Mar-05	11763	11775
Jun-05	11623	11625
Sep-05	12482	12506
Dec-05	12766	12797
Mar-06	14122	14169
Jun-06	14412	14424
Sep-06	15289	15312
Dec-06	16857	16888
Mar-07	17300	17330
Jun-07	19256	19243
Sep-07	19839	19824
Dec-07	20536	20521
Mar-08	18370	18373
Jun-08	17365	17295
Sep-08	14085	14019
Dec-08	11300	11238
Mar-09	9162	9112
Jun-09	11546	11454
Sep-09	14416	14316
Dec-09	14671	14575
Mar-10	13699	13615
Jun-10	11191	11063
Sep-10	13338	13199
Dec-10	13383	13245
Mar-11	14782	14636
Jun-11	15177	14975
Sep-11	10820	10653
Dec-11	11178	11009
Mar-12	12310	12124
Jun-12	11069	10841
Sep-12	12218	11963
Dec-12	13477	13200
Mar-13	13115	12842
Jun-13	13479	13151
Sep-13	15651	15272
Dec-13	17177	16763
Mar-14	17525	17104
Jun-14	18150	17661
Sep-14	16777	16327

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR EURO STOXX 50 ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2014

DESCRIPTION	TOTAL SA	SANOFI	BAYER AG	BANCO SANTANDER SA	SIEMENS AG

MARKET VALUE	$296,647,864	261,191,145	222,326,755	221,205,992	189,457,900

% OF NET ASSETS	6.0	5.3	4.5	4.5	3.8

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2014*

PERCENT OF
INDUSTRY**	NET ASSETS

Banks	17.2%
Pharmaceuticals	9.8
Oil, Gas & Consumable Fuels	9.4
Insurance	7.1
Diversified Telecommunication Services	6.5
Automobiles	5.6
Industrial Conglomerates	5.0
Chemicals	4.9
Food Products	4.0
Multi-Utilities	3.7
Beverages	3.3
Electric Utilities	2.8
Software	2.7
Capital Markets	1.8
Electrical Equipment	1.7
Textiles, Apparel & Luxury Goods	1.7
Personal Products	1.5
Semiconductors & Semiconductor Equipment	1.5
Aerospace & Defense	1.4
Communications Equipment	1.2
Construction & Engineering	1.2
Air Freight & Logistics	1.2
Specialty Retail	1.1
Real Estate Investment Trusts	1.0
Health Care Equipment & Supplies	0.9
Building Products	0.9
Food & Staples Retailing	0.8
Metals & Mining	0.0 ***
Short Term Investments	1.4
Other Assets & Liabilities	(1.3)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See Note 2)
***	Amount shown represents less than 0.05% of net assets.

SPDR EURO STOXX Small Cap ETF —
Portfolio Summary

The Fund had less than six months of operations at reporting period end and therefore does not have performance history to provide in this report.

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2014

DESCRIPTION	DELTA LLOYD NV	GECINA SA	HUGO BOSS AG	ALTICE SA	WIRECARD AG

MARKET VALUE	$136,384	135,256	126,886	125,375	124,691

% OF NET ASSETS	1.8	1.8	1.7	1.6	1.6

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2014*

PERCENT OF
INDUSTRY**	NET ASSETS

Media	11.5%
Banks	8.4
Real Estate Investment Trusts	6.6
Insurance	5.8
Diversified Financial Services	4.7
Diversified Telecommunication Services	3.9
Hotels, Restaurants & Leisure	3.4
Real Estate Management & Development	3.1
Food & Staples Retailing	3.0
Air Freight & Logistics	2.9
Health Care Providers & Services	2.8
Food Products	2.8
Textiles, Apparel & Luxury Goods	2.7
Pharmaceuticals	2.4
Oil, Gas & Consumable Fuels	2.2
Construction & Engineering	2.2
Beverages	2.1
Electrical Equipment	2.1
Chemicals	1.9
Energy Equipment & Services	1.8
Machinery	1.7
Life Sciences Tools & Services	1.7
IT Services	1.6
Aerospace & Defense	1.5
Professional Services	1.3
Commercial Services & Supplies	1.3
Wireless Telecommunication Services	1.3
Electric Utilities	1.3
Capital Markets	1.0
Technology Hardware, Storage & Peripherals	1.0
Containers & Packaging	1.0
Construction Materials	0.9
Transportation Infrastructure	0.9
Leisure Products	0.9
Airlines	0.9
Building Products	0.9
Metals & Mining	0.8
Gas Utilities	0.8
Industrial Conglomerates	0.7
Semiconductors & Semiconductor Equipment	0.7
Household Durables	0.7
Auto Components	0.7
Short Term Investments	0.1
Other Assets & Liabilities	0.0 ***

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs, except for Banco Espirito Santo SA, which was Level 2 and part of the Banks Industry, representing 0.00% of net assets. (Note 2)
***	Amount shown represents less than 0.05% of net assets.

SPDR® S&P® Emerging Asia Pacific ETF —
Management’s Discussion of Fund Performance

The SPDR S&P Emerging Asia Pacific ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon the emerging markets of the Asia Pacific region.

For the 12-month period ended September 30, 2014 (the “Reporting Period”), the total return for the Fund was 12.99%, and the total return for the S&P Asia Pacific Emerging BMI Index (the “Index”) was 14.11%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The difference in Fund performance, relative to its Index, can be attributed to expenses, transaction costs, cash and receivables drag, compounding (the exponential growth of outperformance or underperformance), and security misweights between the Fund’s holdings and the Index constituents.

The Fund was able to gain 2.96% in the last quarter of 2013 even though investors started the quarter in nervous fashion, fretting over the forced shutdown of many US government operations and a diminished global growth outlook from the International Monetary Fund (“IMF”). Equities rebounded as companies were able to deliver relatively positive reports on third quarter earnings and upbeat economic data to set stocks on firmer footing again.

The Fund lost momentum in the first quarter of 2014 but was still able to produce a modest return of .33%. Most equity benchmarks endured an acid test from late January into early February, when a key Chinese manufacturing indicator missed expectations and spurred fresh disarray across the emerging markets. In addition, the global markets were further tested and rattled when Russia established military control on the Crimean peninsula. Global equities rallied nicely into the end of the first quarter of 2014 when the IMF assembled a loan package for Ukraine.

The Fund picked up in the second quarter of 2014 and delivered the best quarter of the 2014 fiscal year with a gain of 8.24%. In May, political conflict between Russia and Ukraine finally appeared to subside with Russian troops withdrawing from the Ukrainian border. Indian market equities made a comparable contribution to a notably strong second quarter in emerging markets, returning over 12% as optimism for an economic recovery was escalated in accordance with the election of new Prime Minister Narenda Modi, and the pro-business Bharatiya Janata Party earned a landslide victory in the national elections.

The last quarter of the fiscal year started off on a good note but sputtered in September as the Fund delivered a modest 1.04% return for the quarter. India continued to bring in fresh hope for reform to repair their economy. The People’s Bank of China announced the injection of RMB 500 Billion into 5 major state owned banks as growth continued to weaken. The Russian and Ukrainian conflict re-entered the headlines with news of the shooting down of a Malaysian Airlines flight over eastern Ukraine. The political tension between the United States, the European Union and Russia sent stocks downward with news of new economic sanctions being imposed on Russia.

On an individual security level, the top positive contributors to the Fund’s performance were Tencent Holdings Ltd., Baidu, Inc. Sponsored ADR Class A, and Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR. The top negative contributors to the Fund’s performance were Agile Property Holdings Limited, SINA Corp., and CNOOC Limited.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR S&P Emerging Asia Pacific ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/20/07, 3/23/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Emerging Asia Pacific ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2014 is 0.59%.

PERFORMANCE AS OF SEPTEMBER 30, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	S&P ASIA PACIFIC	NET ASSET	MARKET	S&P ASIA PACIFIC
	VALUE	VALUE	EMERGING BMI INDEX	VALUE	VALUE	EMERGING BMI INDEX

ONE YEAR	12.99%	13.40%	14.11%	12.99%	13.40%	14.11%

THREE YEARS	35.60%	40.74%	40.92%	10.69%	12.06%	12.11%

FIVE YEARS	38.40%	38.16%	43.74%	6.72%	6.68%	7.53%

SINCE INCEPTION (1)	63.44%	63.56%	69.42%	6.74%	6.75%	7.25%

(1)	For the period March 20, 2007 to September 30, 2014.

SPDR S&P Emerging Asia Pacific ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

		S&P Asia
	SPDR S&P	Pacific Emerging
	Emerging Asia	BMI Index
	Pacific ETF
	10000	10000
3/20/2007	10190	10276
4/30/2007	10650	10718
5/31/2007	11261	11400
6/30/2007	12073	12233
7/31/2007	12790	13117
8/31/2007	12853	13016
9/30/2007	14502	14702
10/31/2007	16435	16401
11/30/2007	14889	14924
12/31/2007	14763	14986
1/31/2008	12700	12746
2/29/2008	13579	13726
3/31/2008	12734	12793
4/30/2008	13877	13876
5/31/2008	13335	13255
6/30/2008	11729	11504
7/31/2008	11657	11460
8/31/2008	11116	10950
9/30/2008	9143	8881
10/31/2008	7040	6805
11/30/2008	6707	6476
12/31/2008	7319	7064
1/31/2009	6758	6564
2/28/2009	6557	6426
3/31/2009	7511	7288
4/30/2009	8766	8471
5/31/2009	10370	10206
6/30/2009	10235	10126
7/31/2009	11317	11266
8/31/2009	10925	10865
9/30/2009	11809	11784
10/31/2009	11715	11773
11/30/2009	12224	12303
12/31/2009	12737	12817
1/31/2010	11919	12028
2/28/2010	12032	12059
3/31/2010	12887	12967
4/30/2010	13121	13194
5/31/2010	12049	12222
6/30/2010	12260	12407
7/31/2010	13010	13120
8/31/2010	12790	13024
9/30/2010	14271	14498
10/31/2010	14748	14961
11/30/2010	14357	14619
12/31/2010	15175	15352
1/31/2011	14861	14945
2/28/2011	14408	14479
3/31/2011	15245	15278
4/30/2011	15790	15794
5/31/2011	15546	15564
6/30/2011	15147	15190
7/31/2011	15275	15355
8/31/2011	13839	13857
9/30/2011	12052	12022
10/31/2011	13373	13328
11/30/2011	12227	12090
12/31/2011	12323	12183
1/31/2012	13681	13537
2/29/2012	14463	14451
3/31/2012	13849	13909
4/30/2012	13712	13783
5/31/2012	12431	12611
6/30/2012	12763	12875
7/31/2012	12906	13005
8/31/2012	12860	12984
9/30/2012	13789	13930
10/31/2012	13754	13919
11/30/2012	14106	14289
12/31/2012	14490	14763
1/31/2013	14966	15268
2/28/2013	14679	15039
3/31/2013	14443	14858
4/30/2013	14836	15256
5/31/2013	14773	15232
6/30/2013	13924	14324
7/31/2013	14164	14469
8/31/2013	13785	14082
9/30/2013	14466	14845
10/31/2013	15075	15569
11/30/2013	14985	15519
12/31/2013	14894	15457
1/31/2014	14205	14804
2/28/2014	14689	15359
3/31/2014	14944	15591
4/30/2014	14915	15485
5/31/2014	15606	16227
6/30/2014	16175	16825
7/31/2014	16830	17432
8/30/2014	17205	17718
9/30/2014	16344	16942

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P Emerging Asia Pacific ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2014

	TAIWAN SEMICONDUCTOR
	MANUFACTURING CO.,				CHINA CONSTRUCTION
DESCRIPTION	LTD. ADR	TENCENT HOLDINGS, LTD.	CHINA MOBILE, LTD.	BAIDU, INC. ADR	BANK CORP.

MARKET VALUE	$21,460,239	19,703,466	16,928,447	16,798,909	15,691,482

% OF NET ASSETS	3.1	2.9	2.5	2.4	2.3

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2014*

	PERCENT OF
INDUSTRY**	NET ASSETS

Banks	15.8%
Oil, Gas & Consumable Fuels	7.2
Semiconductors & Semiconductor Equipment	7.0
Internet Software & Services	6.7
Wireless Telecommunication Services	4.9
Electronic Equipment, Instruments & Components	4.2
Real Estate Management & Development	3.4
IT Services	3.3
Food Products	3.1
Insurance	3.0
Automobiles	2.9
Technology Hardware, Storage & Peripherals	2.9
Pharmaceuticals	2.4
Chemicals	2.3
Diversified Telecommunication Services	2.1
Metals & Mining	2.0
Construction Materials	2.0
Industrial Conglomerates	1.8
Independent Power and Renewable Electricity Producers	1.7
Transportation Infrastructure	1.4
Construction & Engineering	1.4
Hotels, Restaurants & Leisure	1.3
Thrifts & Mortgage Finance	1.1
Diversified Financial Services	1.1
Electric Utilities	0.9
Machinery	0.8
Electrical Equipment	0.8
Food & Staples Retailing	0.8
Beverages	0.7
Capital Markets	0.7
Gas Utilities	0.7
Internet & Catalog Retail	0.7
Household Products	0.7
Media	0.7
Textiles, Apparel & Luxury Goods	0.6
Health Care Providers & Services	0.6
Energy Equipment & Services	0.5
Marine	0.5
Tobacco	0.5
Specialty Retail	0.4
Auto Components	0.4
Building Products	0.4
Airlines	0.4
Software	0.3
Water Utilities	0.3
Consumer Finance	0.3
Personal Products	0.2
Household Durables	0.2
Diversified Consumer Services	0.2
Commercial Services & Supplies	0.2
Health Care Equipment & Supplies	0.2
Trading Companies & Distributors	0.1
Communications Equipment	0.1
Aerospace & Defense	0.1
Air Freight & Logistics	0.1
Leisure Products	0.1
Multiline Retail	0.0	***
Biotechnology	0.0	***
Distributors	0.0	***
Short Term Investments	6.1
Other Assets & Liabilities	(5.3)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs, except for Jiangsu Future Land Co., Ltd., which was Level 2 and part of the Real Estate Management & Development Industry, representing 0.01% of net assets, NVC Lighting Holdings, Ltd., which was Level 2 and part of the Household Products Industry, representing 0.01% of net assets, Livzon Pharmaceutical Group, Inc. (Class H), which was Level 2 and part of the Pharmaceuticals Industry, representing 0.02% of net assets and ProMOS Technologies, Inc., which was Level 3 and part of the Semiconductors & Semiconductor Equipment Industry, representing 0.00% of net assets. (Note 2)
***	Amount shown represents less than 0.05% of net assets.

SPDR® S&P® Small Cap Emerging Asia Pacific ETF —
Management’s Discussion of Fund Performance

The SPDR S&P Small Cap Emerging Asia Pacific ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an equity index based upon the small capitalization segment of emerging markets of the Asia Pacific Region.

For the 12-month period ended September 30, 2014 (the “Reporting Period”), the total return for the Fund was 12.05%, and the total return for the S&P Asia Pacific Emerging Under USD 2 Billion Index (the “Index”) was 15.49%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fund expenses, a cash drag, compounding (the exponential growth of outperformance or underperformance) and optimization contributed to the difference between the Fund’s performance and that of the Index.

S&P Asia Pacific Emerging small cap companies outperformed the S&P Asia Pacific Emerging BMI Index by over 1.5% during the Reporting Period. On a country level, the Philippines, Thailand and India were the strongest positive contributors to the Fund’s return. Financials, consumer discretionary and industrials were the strongest sectors contributing to the Fund’s positive performance. The Fund gained slightly in the last quarter of 2013 even though investors started this quarter in nervous fashion, fretting over the forced shutdown of many US government operations and a diminished global growth outlook from the International Monetary Fund (“IMF”). Equities rebounded as companies were able to deliver relatively positive reports on third quarter earnings and upbeat economic data to set stocks on firmer footing again.

The Fund lost momentum in January 2014 but was still able to yield a solid return. Most equity benchmarks endured an acid test from late January into early February, when a key Chinese manufacturing indicator missed expectations and spurred fresh disarray across the emerging markets. In addition, the global markets were further tested and rattled when Russia established military control on the Crimean peninsula. Global equities rallied nicely into the end of the first quarter of 2014 when the IMF assembled a loan package for Ukraine.

The Fund picked up steam again in the second quarter of 2014 and delivered the best quarter of the 2014 fiscal year. In May, political conflict between Russia and Ukraine finally appeared to subside with Russian troops withdrawing from the Ukrainian border. Indian market equities made a comparable contribution to a notably strong second quarter in emerging markets, returning over 12% as optimism for an economic recovery escalated in accordance with the election of new Prime Minister Narenda Modi, and the pro-business Bharatiya Janata Party earned a landslide victory in the national elections.

The last quarter of the fiscal year started off on a good note but sputtered in September as the Fund delivered a negative return for the quarter. India continued to bring in fresh hope for reform to repair their economy. The People’s Bank of China announced the injection of RMB 500 Billion into 5 major state owned banks as growth continued to weaken. The Russian and Ukrainian conflict re-entered the headlines with news of the shooting down of a Malaysian Airlines flight over eastern Ukraine. The political tension between the United States, the European Union, and Russia sent stocks downward with news of new economic sanctions imposed on Russia.

On an individual security level, the top positive contributors to the Fund’s performance were Tata Motors Limited Class A, D&L Industries, Inc., and Aurobindo Pharma Ltd. The top negative contributors to the Fund’s performance were Bhushan Steel Limited, Anxin-China Holdings Limited, and Trina Solar Ltd. Sponsored ADR.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR S&P Small Cap Emerging Asia Pacific ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/11/2012, 1/12/2012, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Small Cap Emerging Asia Pacific ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2014 is 0.65%.

PERFORMANCE AS OF SEPTEMBER 30, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P ASIA PACIFIC			S&P ASIA PACIFIC
	NET ASSET	MARKET	EMERGING UNDER USD2	NET ASSET	MARKET	EMERGING UNDER USD2
	VALUE	VALUE	BILLION INDEX	VALUE	VALUE	BILLION INDEX

ONE YEAR	12.05%	12.28%	15.49%	12.05%	12.28%	15.49%

SINCE INCEPTION (1)	34.81%	34.09%	44.06%	11.61%	11.39%	14.37%

(1)	For the period January 11, 2012 to September 30, 2014.

SPDR S&P Small Cap Emerging Asia Pacific ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

		S&P Asia
	SPDR S&P	Pacific Emerging
	Small Cap	Under USD
	Emerging Asia	2 Billion
	Pacific ETF	Index
1/11/2012	10000	10000
1/31/2012	10728	10811
2/29/2012	11708	11905
3/31/2012	11245	11461
4/30/2012	11006	11227
5/31/2012	10292	10480
6/30/2012	10363	10578
7/31/2012	10334	10514
8/31/2012	10491	10671
9/30/2012	11108	11364
10/31/2012	10787	11053
11/30/2012	11179	11497
12/31/2012	11604	12027
1/31/2013	12097	12481
2/28/2013	12104	12551
3/31/2013	12056	12539
4/30/2013	12413	12874
5/31/2013	12716	13265
6/30/2013	11687	12157
7/31/2013	11710	12157
8/31/2013	11441	11844
9/30/2013	12031	12473
10/31/2013	12578	13064
11/30/2013	12413	12887
12/31/2013	12516	13026
1/31/2014	12126	12670
2/28/2014	12664	13312
3/31/2014	12897	13588
4/30/2014	12804	13449
5/31/2014	13374	14189
6/30/2014	13679	14611
7/31/2014	13884	14713
8/30/2014	14082	14954
9/30/2014	13481	14406

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P Small Cap Emerging Asia Pacific ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2014

		ZHENGZHOU COAL MINING
		MACHINERY GROUP CO., LTD.		WNS HOLDINGS,	THAI VEGETABLE OIL
DESCRIPTION	D&L INDUSTRIES, INC.	CLASS H	ROLTA INDIA, LTD.	LTD. ADR	PCL NVDR

MARKET VALUE	$64,094	39,083	33,142	29,826	28,532

% OF NET ASSETS	1.5	0.9	0.8	0.7	0.6

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2014*

PERCENT OF
INDUSTRY**	NET ASSETS

Semiconductors & Semiconductor Equipment	9.1%
Real Estate Management & Development	8.0
Electronic Equipment, Instruments & Components	7.3
Chemicals	6.4
Food Products	3.8
Machinery	3.8
Banks	3.7
Textiles, Apparel & Luxury Goods	3.2
Metals & Mining	2.8
Hotels, Restaurants & Leisure	2.8
Construction & Engineering	2.8
Technology Hardware, Storage & Peripherals	2.8
Electrical Equipment	2.8
Pharmaceuticals	2.4
IT Services	2.3
Health Care Equipment & Supplies	2.0
Transportation Infrastructure	1.9
Multiline Retail	1.8
Marine	1.8
Household Durables	1.8
Auto Components	1.8
Capital Markets	1.7
Software	1.6
Health Care Providers & Services	1.5
Internet Software & Services	1.4
Oil, Gas & Consumable Fuels	1.4
Media	1.2
Communications Equipment	1.1
Diversified Financial Services	1.0
Consumer Finance	0.9
Specialty Retail	0.9
Automobiles	0.9
Food & Staples Retailing	0.8
Beverages	0.7
Construction Materials	0.7
Water Utilities	0.7
Industrial Conglomerates	0.6
Trading Companies & Distributors	0.6
Energy Equipment & Services	0.6
Building Products	0.5
Containers & Packaging	0.5
Electric Utilities	0.5
Diversified Telecommunication Services	0.5
Biotechnology	0.5
Airlines	0.4
Gas Utilities	0.4
Paper & Forest Products	0.4
Insurance	0.4
Diversified Consumer Services	0.4
Independent Power and Renewable Electricity Producers	0.3
Professional Services	0.3
Commercial Services & Supplies	0.3
Distributors	0.2
Internet & Catalog Retail	0.2
Personal Products	0.2
Air Freight & Logistics	0.2
Thrifts & Mortgage Finance	0.2
Household Products	0.1
Leisure Products	0.0 ***
Short Term Investments	2.8
Other Assets & Liabilities	(2.7)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs, except for Jiangsu Future Land Co., Ltd., which was Level 2 and part of the Real Estate Management & Development Industry, representing 0.20% of net assets, Trada Maritime Tbk PT, which was Level 3 and part of the Marine Industry, representing 0.14% of net assets, NVC Lighting Holdings, Ltd., which was Level 2 and part of the Household Products Industry, representing 0.11% of net assets, China Lumena New Materials Corp., which was Level 3 and part of the Chemicals Industry, representing 0.05% of net assets, China Rongsheng Heavy Industries Group Holdings, Ltd., which was Level 2 and part of the Machinery Industry, representing 0.17% of net assets, China Metal Recycling Holdings, Ltd., which was Level 3 and part of the Metals & Mining Industry, representing 0.00% of net assets and Boshiwa International Holding, Ltd., which was Level 3 and part of the Specialty Retail Industry, representing 0.00% of net assets. (Note 2)
***	Amount shown represents less than 0.05% of net assets.

SPDR® S&P® Russia ETF —
Management’s Discussion of Fund Performance

The SPDR S&P Russia ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon the Russian equity market.

For the 12-month period ended September 30, 2014 (the “Reporting Period”), the total return for the Fund was −17.72%, and the total return for the S&P Russia Capped BMI Index (the “Index”) was −18.44%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect Fund fees and expenses of any kind, which would have a negative impact on returns. Fund expenses, a cash drag, compounding (the exponential growth of outperformance or underperformance) and optimization contributed to the difference between the Fund’s performance and that of the Index.

Russia was the worst performing country on the S&P Emerging BMI Index, underperforming the broad emerging markets index significantly. While industrials, telecommunication and financial sectors were the worst performers in the Fund, the energy sector had the heaviest weight and was the main contributor to the Fund’s negative return. The Fund gained 3.17% in the fourth quarter of 2013 even though investors started the quarter in nervous fashion, fretting over the forced shutdown of many US government operations and a diminished global growth outlook from the International Monetary Fund (“IMF”). Equities rebounded as companies were able to deliver decent enough reports on third quarter earnings and upbeat economic data to set stocks on firmer footing again.

The Fund lost momentum in January 2014 and produced a negative return. Most equity benchmarks endured an acid test from late January into early February, when a key Chinese manufacturing indicator missed expectations and spurred fresh disarray across the emerging markets. In addition, the global markets were further tested and rattled when Russia established military control on the Crimean peninsula in late February. This included seizure of a parliament building in the Crimean city of Simferopol on February 27th and then the additional occupation of two airports and a coast guard base in Sevastopal the following day, all enacted by uniformed soldiers of unknown allegiance. As expected, the situation proved a substantial source of concern for Russian market investors as well as across the broader region encompassing Europe, the Middle East, and Africa (“EMEA”) over the final week of February and into early March. Equally notable was the sharp rebound of Russian equities over the final three weeks of March, when the IMF assembled a loan package for Ukraine.

The Fund picked up again in the second quarter of 2014 and delivered the best quarter of the 2014 fiscal year with a significant gain. In May, the conflict between Russia and Ukraine finally appeared to subside with Russian troops withdrawing from the Ukrainian border and President Vladimir Putin expressing the desire for a peaceful resolution to the crisis, as well as an interest in cooperation with the newly elected Ukrainian government. The announcement of the signing of a 30 year gas supply contract between state-controlled Russian natural-gas producer Gazprom and China National Petroleum caused Russia to be one of the top overall emerging equity markets in this quarter.

The fourth quarter of the fiscal year started off on a good note but sputtered in September as the Fund delivered a negative return for the quarter. Positive sentiment affecting emerging market equities after a strong previous quarter was abruptly interrupted early in this quarter with news of the shooting down of Malaysian Airlines Flight 17 over eastern Ukraine on July 17th. The resulting increase in political tension between the United States, the European Union (the “EU”), and Russia pressured share prices across Europe, with EMEA falling over 2% through the final two weeks of the month. New economic sanctions from the EU were announced at the close of July, which included the barring of numerous state controlled Russian banks from issuing equity or debt (with longer than 90 day maturities) across the EU as well as restrictions on arms exports and the unauthorized sale of dual use technologies (military and civilian). September began optimistically enough with an improved Chinese HSBC PMI release and a peace plan for Russia and Ukraine outlined by Vladimir Putin, but this positive momentum sharply reversed over the second week of the month with the announcement of weak Chinese import growth for August and Moody’s reportedly downgrading the credit outlook for Brazil.

On an individual security level, the top positive contributors to the Fund’s performance were MMC Norilsk Nickel JSC Sponsored ADR, PIK Group OJSC Sponsored GDR RegS, and RusHydro OJSC Sponsored ADR. The top negative contributors to the Fund’s performance were LukOil OAO Sponsored ADR, Gazprom OAO Sponsored ADR, and Sberbank Russia OJSC Sponsored ADR.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR S&P Russia ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value the, total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/10/10, 3/11/10, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Russia ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2014 is 0.59%.

PERFORMANCE AS OF SEPTEMBER 30, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	S&P RUSSIA CAPPED	NET ASSET	MARKET	S&P RUSSIA CAPPED
	VALUE	VALUE	BMI INDEX	VALUE	VALUE	BMI INDEX

ONE YEAR	−17.72%	−17.88%	−18.44%	−17.72%	−17.88%	−18.44%

THREE YEARS	−7.09%	−4.47%	−4.37%	−2.42%	−1.51%	−1.48%

SINCE INCEPTION (1)	−19.12%	−19.32%	−14.67%	−4.55%	−4.60%	−3.42%

(1)	For the period March 10, 2010 to September 30, 2014.

SPDR S&P Russia ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

		S&P Russia
	SPDR S&P	Capped BMI
	Russia ETF	Index
	10000	10000
3/10/2010	10283	10398
4/30/2010	10230	10346
5/31/2010	9093	9212
6/30/2010	8784	8878
7/31/2010	9760	9811
8/31/2010	9475	9472
9/30/2010	10072	10246
10/31/2010	10646	10744
11/30/2010	10660	10784
12/31/2010	11960	11996
1/31/2011	12061	12381
2/28/2011	12812	13004
3/31/2011	13435	13513
4/30/2011	13327	13427
5/31/2011	12421	12672
6/30/2011	12379	12659
7/31/2011	12566	13019
8/31/2011	11056	11251
9/30/2011	8704	8921
10/31/2011	10150	10413
11/30/2011	10136	10298
12/31/2011	8991	9270
1/31/2012	10268	10599
2/29/2012	11256	11607
3/31/2012	10594	10972
4/30/2012	10349	10699
5/31/2012	8232	8597
6/30/2012	8931	9370
7/31/2012	9077	9560
8/31/2012	9334	9710
9/30/2012	9871	10280
10/31/2012	9491	9908
11/30/2012	9414	9873
12/31/2012	10117	10471
1/31/2013	10618	11124
2/28/2013	10085	10535
3/31/2013	9657	10087
4/30/2013	9370	9886
5/31/2013	9108	9666
6/30/2013	8764	9217
7/31/2013	9072	9595
8/31/2013	9032	9543
9/30/2013	9831	10463
10/31/2013	10291	10903
11/30/2013	9841	10458
12/31/2013	10142	10710
1/31/2014	8995	9620
2/28/2014	8826	9422
3/31/2014	8527	9047
4/30/2014	8053	8504
5/31/2014	8979	9526
6/30/2014	9468	10146
7/31/2014	8633	9257
8/30/2014	8563	9058
9/30/2014	8088	8533

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P Russia ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2014

			MAGNIT OJSC	MMC NORILSK	SBERBANK OF
DESCRIPTION	GAZPROM OAO ADR	LUKOIL OAO ADR	GDR	NICKEL OJSC ADR	RUSSIA ADR

MARKET VALUE	$3,941,372	2,101,098	1,362,501	1,164,245	1,155,702

% OF NET ASSETS	17.0	9.1	5.9	5.0	5.0

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2014*

PERCENT OF
INDUSTRY**	NET ASSETS

Oil, Gas & Consumable Fuels	47.3%
Banks	11.7
Metals & Mining	9.7
Food & Staples Retailing	7.8
Wireless Telecommunication Services	6.3
Internet Software & Services	3.9
Chemicals	2.9
Diversified Telecommunication Services	2.5
Electric Utilities	1.8
Energy Equipment & Services	1.4
Household Durables	1.0
Real Estate Management & Development	0.9
Pharmaceuticals	0.8
IT Services	0.5
Road & Rail	0.5
Media	0.3
Short Term Investments	0.2
Other Assets & Liabilities	0.5

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs, except for Bank Otkritie Financial Corp. OJSC, GDR, which was Level 2 and part of the Banks Industry, representing 0.00% of net assets. (See Note 2)

SPDR® S&P® China ETF —
Management’s Discussion of Fund Performance

The SPDR S&P China ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon the Chinese equity market.

For the 12-month period ended September 30, 2014 (the “Reporting Period”), the total return for the Fund was 5.00%, and the total return for the S&P China BMI Index (the “Index”) was 6.34%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The Fund uses a sampling process which may lead to wider tracking error in the short term.

The stock market in China (as measured by the Index) oscillated during the Reporting Period. The Index gained approximately 5% in the first quarter, lost all of that and a bit more in the second quarter, gained approximately 5% in the third quarter and then managed a 2% gain the final quarter to end the year with a gain of just over 6%. The swings in the market could be attributed to a number of factors, many of them related to market sentiment. Throughout the year, concerns were expressed over a cooling housing market, slowing growth, and concerns over debt and banking issues in China. On the positive side of sentiment, there were comments about additional government policy actions and the still high rate of growth. The Chinese economy is still largely managed by the government and even hints of additional stimulus led to rebounds in the market.

On an individual security level, the top positive contributors to the Fund’s performance were Tencent Holdings Ltd., Baidu, Inc. Sponsored ADR Class A, and PetroChina Co. Ltd. Class H. The top negative contributors to the Fund’s performance were Country Garden Holdings Co. Ltd., SINA Corp., and CNOOC Limited.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fund.

SPDR S&P China ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/20/07, 3/23/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P China ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2014 is 0.59%.

PERFORMANCE AS OF SEPTEMBER 30, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET		NET ASSET	MARKET
	VALUE	VALUE	S&P CHINA BMI INDEX	VALUE	VALUE	S&P CHINA BMI INDEX

ONE YEAR	5.00%	5.58%	6.34%	5.00%	5.58%	6.34%

THREE YEARS	41.74%	47.02%	45.39%	12.33%	13.71%	13.28%

FIVE YEARS	26.54%	26.55%	30.06%	4.82%	4.82%	5.40%

SINCE INCEPTION (1)	66.50%	67.02%	70.26%	7.00%	7.05%	7.32%

(1)	For the period March 20, 2007 to September 30, 2014.

SPDR S&P China ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

		S&P China
	SPDR S&P	BMI Index
	China ETF
	10000	10000
3/20/2007	10354	10373
4/30/2007	10718	10820
5/31/2007	11549	11742
6/30/2007	12837	12985
7/31/2007	14139	14345
8/31/2007	15072	15260
9/30/2007	18062	18288
10/31/2007	21099	21241
11/30/2007	18484	18548
12/31/2007	17665	17839
1/31/2008	13857	14020
2/29/2008	15214	15336
3/31/2008	13298	13441
4/30/2008	15517	15470
5/31/2008	14889	14883
6/30/2008	13088	13030
7/31/2008	13344	13279
8/31/2008	12440	12240
9/30/2008	9888	9751
10/31/2008	7646	7479
11/30/2008	7839	7687
12/31/2008	8712	8524
1/31/2009	7945	7837
2/28/2009	7688	7624
3/31/2009	8831	8747
4/30/2009	9920	9835
5/31/2009	11667	11628
6/30/2009	12021	12076
7/31/2009	13450	13440
8/31/2009	12510	12483
9/30/2009	13157	13093
10/31/2009	13899	13804
11/30/2009	14316	14309
12/31/2009	14410	14460
1/31/2010	13151	13232
2/28/2010	13580	13663
3/31/2010	14289	14412
4/30/2010	14297	14419
5/31/2010	13465	13576
6/30/2010	13607	13683
7/31/2010	14310	14459
8/31/2010	13890	14084
9/30/2010	15245	15493
10/31/2010	15894	16221
11/30/2010	15500	15908
12/31/2010	15375	15790
1/31/2011	15383	15763
2/28/2011	15154	15527
3/31/2011	16022	16370
4/30/2011	16404	16742
5/31/2011	16295	16561
6/30/2011	15732	15920
7/31/2011	15713	15885
8/31/2011	14280	14345
9/30/2011	11746	11713
10/31/2011	13669	13668
11/30/2011	12551	12513
12/31/2011	12728	12643
1/31/2012	14115	14014
2/29/2012	15014	15014
3/31/2012	14079	14062
4/30/2012	14404	14399
5/31/2012	12899	12919
6/30/2012	13115	13084
7/31/2012	13226	13098
8/31/2012	12822	12772
9/30/2012	13644	13559
10/31/2012	14325	14248
11/30/2012	14487	14457
12/31/2012	15201	15244
1/31/2013	15877	16004
2/28/2013	15224	15409
3/31/2013	14645	14774
4/30/2013	14809	14965
5/31/2013	14885	15108
6/30/2013	13860	14026
7/31/2013	14556	14719
8/31/2013	14962	15118
9/30/2013	15857	16015
10/31/2013	16256	16426
11/30/2013	16981	17157
12/31/2013	16628	16825
1/31/2014	15592	15821
2/28/2014	16079	16326
3/31/2014	15592	15868
4/30/2014	15122	15400
5/31/2014	15803	16088
6/30/2014	16404	16692
7/31/2014	17645	17938
8/30/2014	17671	18002
9/30/2014	16650	17026

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P China ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2014

	TENCENT	CHINA		CHINA CONSTRUCTION	INDUSTRIAL & COMMERCIAL
DESCRIPTION	HOLDINGS, LTD.	MOBILE, LTD.	BAIDU, INC. ADR	BANK CORP.	BANK OF CHINA (CLASS H)

MARKET VALUE	$71,865,138	57,559,511	54,193,492	52,209,753	46,263,190

% OF NET ASSETS	7.6	6.1	5.7	5.5	4.9

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2014*

PERCENT OF
INDUSTRY**	NET ASSETS

Banks	18.1%
Internet Software & Services	16.2
Oil, Gas & Consumable Fuels	9.8
Wireless Telecommunication Services	6.1
Insurance	5.4
Real Estate Management & Development	4.6
Food Products	3.4
Pharmaceuticals	2.2
Automobiles	2.1
Independent Power and Renewable Electricity Producers	2.0
Diversified Telecommunication Services	1.7
Transportation Infrastructure	1.7
Industrial Conglomerates	1.5
Construction & Engineering	1.5
Metals & Mining	1.5
Machinery	1.4
Semiconductors & Semiconductor Equipment	1.4
Internet & Catalog Retail	1.3
Electronic Equipment, Instruments & Components	1.2
Capital Markets	1.1
Technology Hardware, Storage & Peripherals	1.1
Construction Materials	1.0
Specialty Retail	0.9
Personal Products	0.8
Water Utilities	0.8
Gas Utilities	0.7
Electrical Equipment	0.7
Chemicals	0.7
Health Care Providers & Services	0.6
Food & Staples Retailing	0.6
Textiles, Apparel & Luxury Goods	0.6
Energy Equipment & Services	0.5
Diversified Consumer Services	0.5
Software	0.5
Health Care Equipment & Supplies	0.5
Communications Equipment	0.5
Airlines	0.5
Beverages	0.5
Household Durables	0.4
Hotels, Restaurants & Leisure	0.4
Marine	0.4
Commercial Services & Supplies	0.3
Paper & Forest Products	0.3
Auto Components	0.3
Multiline Retail	0.3
IT Services	0.2
Media	0.2
Aerospace & Defense	0.2
Household Products	0.1
Road & Rail	0.1
Diversified Financial Services	0.1
Air Freight & Logistics	0.1
Trading Companies & Distributors	0.0 ***
Short Term Investments	11.5
Other Assets & Liabilities	(11.1)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs, except for Guangzhou Shipyard International Co., Ltd. (Class H), which was Level 2 and part of the Machinery Industry, representing 0.05% of net assets, NVC Lighting Holdings, Ltd., which was Level 2 and part of the Household Products Industry, representing 0.06% of net assets, China Lumena New Materials Corp., which was Level 3 and part of the Chemicals Industry, representing 0.03% of net assets, China Rongsheng Heavy Industries Group Holdings, Ltd., which was Level 2 and part of the Machinery Industry, representing 0.06% of net assets, Alibaba Pictures Group Ltd., which was Level 2 and part of the Media Industry, representing 0.11% of net assets, China Milk Products Group, Ltd., which was Level 2 and part of the Food Products Industry, representing 0.00% of net assets and China Metal Recycling Holdings, Ltd., which was Level 3 and part of the Metals & Mining Industry, representing 0.00% of net assets. (Note 2)
***	Amount shown represents less than 0.05% of net assets.

SPDR® S&P® Emerging Markets ETF —
Management’s Discussion of Fund Performance

The SPDR S&P Emerging Markets ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon the emerging markets of the world.

For the 12-month period ended September 30, 2014 (the “Reporting Period”), the total return for the Fund was 6.73%, and the total return for the S&P Emerging BMI Index (the “Index”) was 6.91%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The difference between the Fund’s performance and that of the Index can be attributed to Fund expenses and security positioning.

During the Reporting Period, a significantly heightened level of geopolitical tensions had an appreciable impact on the Fund. One of the more impactful geopolitical events was the ongoing Russian and Ukrainian conflict and the accompanying Western sanctions on Russia. Along with humanitarian concerns, this led to significant worries regarding both the potential negative impact to the Russian economy and possible broader regional destabilization. Another geopolitical hotspot was the Middle East, where the focus during this period shifted to ISIS, which was seizing territory throughout the region. A third area of increased geopolitical tension could be found in the Pacific, where land disputes and saber rattling between China and its neighbors increased noticeably. For non-geopolitical issues, slowing growth in many markets continued to impact markets, especially in China, where concerns grew regarding Chinese ability to navigate a slowing economy without experiencing a hard landing. In addition to growth concerns, inflation continued to be an issue in many emerging countries and often led to unrest among the local populace. Finally, concerns regarding the impact on global liquidity of ongoing US Federal Reserve moves contributed to currency declines and capital outflows. Though many markets were challenged by the array of negative news, Indonesia and India both had very strong returns driven by growing middle class segments of the population and improving political situations from a business perspective.

The Fund invested in futures to achieve the desired exposure during the Reporting Period.

On an individual security level, the top positive contributors to the Fund’s performance were Tencent Holdings Ltd., Baidu, Inc. Sponsored ADR Class A and America Movil SAB de CV Class L . The top negative contributors to the Fund’s performance were LukOil OAO sponsored ADR, Gazprom OAO sponsored ADR and Vale S.A. sponsored ADR.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR S&P Emerging Markets ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/20/07, 3/23/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Emerging Markets ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2014 is 0.59%.

PERFORMANCE AS OF SEPTEMBER 30, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	S&P EMERGING BMI	NET ASSET	MARKET	S&P EMERGING BMI
	VALUE	VALUE	INDEX	VALUE	VALUE	INDEX

ONE YEAR	6.73%	7.13%	6.91%	6.73%	7.13%	6.91%

THREE YEARS	24.98%	28.26%	26.78%	7.71%	8.65%	8.23%

FIVE YEARS	26.16%	25.95%	28.79%	4.76%	4.72%	5.19%

SINCE INCEPTION (1)	41.40%	41.77%	43.74%	4.71%	4.74%	4.94%

(1)	For the period March 20, 2007 to September 30, 2014.

SPDR S&P Emerging Markets ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	SPDR S&P
	Emerging Markets	S&P Emerging
	ETF	BMI Index
	10000	10000
3/20/2007	10338	10389
4/30/2007	10818	10863
5/31/2007	11292	11357
6/30/2007	11823	11927
7/31/2007	12305	12467
8/31/2007	12155	12226
9/30/2007	13520	13574
10/31/2007	15145	15077
11/30/2007	14084	14145
12/31/2007	14134	14293
1/31/2008	12447	12515
2/29/2008	13328	13473
3/31/2008	12706	12784
4/30/2008	13773	13742
5/31/2008	14123	14063
6/30/2008	12779	12674
7/31/2008	12301	12201
8/31/2008	11497	11336
9/30/2008	9494	9237
10/31/2008	6968	6706
11/30/2008	6536	6276
12/31/2008	6946	6651
1/31/2009	6403	6196
2/28/2009	6196	6003
3/31/2009	6976	6771
4/30/2009	8174	7888
5/31/2009	9622	9463
6/30/2009	9462	9346
7/31/2009	10421	10279
8/31/2009	10393	10276
9/30/2009	11208	11159
10/31/2009	11267	11256
11/30/2009	11859	11812
12/31/2009	12296	12280
1/31/2010	11531	11634
2/28/2010	11615	11688
3/31/2010	12523	12619
4/30/2010	12600	12744
5/31/2010	11477	11677
6/30/2010	11424	11588
7/31/2010	12415	12556
8/31/2010	12130	12383
9/30/2010	13478	13744
10/31/2010	13915	14204
11/30/2010	13588	13841
12/31/2010	14525	14742
1/31/2011	14011	14223
2/28/2011	14060	14164
3/31/2011	14734	14840
4/30/2011	15175	15274
5/31/2011	14729	14868
6/30/2011	14477	14619
7/31/2011	14414	14577
8/31/2011	13252	13331
9/30/2011	11314	11335
10/31/2011	12699	12741
11/30/2011	11946	11846
12/31/2011	11759	11690
1/31/2012	13079	13050
2/29/2012	13868	13921
3/31/2012	13420	13432
4/30/2012	13190	13226
5/31/2012	11662	11788
6/30/2012	12157	12234
7/31/2012	12333	12402
8/31/2012	12344	12419
9/30/2012	13077	13153
10/31/2012	12996	13103
11/30/2012	13110	13236
12/31/2012	13735	13894
1/31/2013	14027	14290
2/28/2013	13712	13994
3/31/2013	13562	13851
4/30/2013	13720	14045
5/31/2013	13409	13710
6/30/2013	12619	12840
7/31/2013	12785	12947
8/31/2013	12435	12599
9/30/2013	13248	13446
10/31/2013	13886	14093
11/30/2013	13605	13835
12/31/2013	13501	13718
1/31/2014	12602	12845
2/28/2014	13045	13291
3/31/2014	13429	13694
4/30/2014	13468	13688
5/31/2014	13929	14227
6/30/2014	14422	14736
7/31/2014	14751	15003
8/30/2014	15142	15397
9/30/2014	14140	14374

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P Emerging Markets ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2014

	TENCENT				TAIWAN SEMICONDUCTOR
DESCRIPTION	HOLDINGS, LTD.	CHINA MOBILE, LTD.	BAIDU, INC. ADR	AMERICA MOVIL SAB DE CV	MANUFACTURING CO., LTD.

MARKET VALUE	$6,912,062	5,414,982	5,264,144	4,511,094	4,398,494

% OF NET ASSETS	2.4	1.9	1.9	1.6	1.6

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2014*

	PERCENT OF
INDUSTRY**	NET ASSETS

Banks	17.3%
Oil, Gas & Consumable Fuels	10.9
Wireless Telecommunication Services	6.6
Internet Software & Services	4.8
Metals & Mining	4.5
Semiconductors & Semiconductor Equipment	3.4
Real Estate Management & Development	3.0
Food Products	2.8
Insurance	2.6
Electronic Equipment, Instruments & Components	2.4
Beverages	2.3
Automobiles	2.2
IT Services	2.2
Pharmaceuticals	2.0
Diversified Telecommunication Services	1.9
Media	1.8
Technology Hardware, Storage & Peripherals	1.7
Diversified Financial Services	1.7
Industrial Conglomerates	1.7
Construction & Engineering	1.6
Construction Materials	1.4
Chemicals	1.4
Independent Power and Renewable Electricity Producers	1.3
Transportation Infrastructure	1.3
Electric Utilities	1.3
Food & Staples Retailing	1.2
Multiline Retail	1.2
Specialty Retail	0.9
Thrifts & Mortgage Finance	0.8
Hotels, Restaurants & Leisure	0.8
Household Durables	0.8
Capital Markets	0.7
Airlines	0.6
Household Products	0.6
Paper & Forest Products	0.5
Personal Products	0.5
Gas Utilities	0.5
Electrical Equipment	0.4
Machinery	0.4
Health Care Providers & Services	0.4
Energy Equipment & Services	0.4
Internet & Catalog Retail	0.4
Textiles, Apparel & Luxury Goods	0.3
Tobacco	0.3
Water Utilities	0.3
Air Freight & Logistics	0.3
Marine	0.2
Aerospace & Defense	0.2
Real Estate Investment Trusts	0.2
Diversified Consumer Services	0.2
Trading Companies & Distributors	0.2
Leisure Products	0.2
Health Care Equipment & Supplies	0.1
Building Products	0.1
Consumer Finance	0.1
Communications Equipment	0.1
Distributors	0.1
Auto Components	0.1
Road & Rail	0.1
Software	0.1
Commercial Services & Supplies	0.0	***
Professional Services	0.0	***
Containers & Packaging	0.0	***
Biotechnology	0.0	***
Short Term Investments	6.6
Other Assets & Liabilities	(5.0)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs, except for Corporacion GEO SAB de CV, which was Level 3 and part of the Household Durables Industry, representing 0.00% of net assets, Interbolsa SA/Colombia, which was Level 2 and part of the Capital Markets Industry, representing 0.00% of net assets, African Bank Investments, Ltd., which was Level 2 and part of the Diversified Financial Services Industry, representing less than 0.00% of net assets, Jiangsu Future Land Co., Ltd., which was Level 2 and part of the Real Estate Management & Development Industry, representing 0.01% of net assets, Audix Corp., which was Level 2 and part of the Electrical Equipment Industry, representing 0.04% of net assets, Livzon Pharmaceutical Group, Inc. (Class H), which was Level 2 and part of the Pharmaceuticals Industry, representing 0.01% of net assets, Chaoda Modern Agriculture Holdings, Ltd., which was Level 3 and part of the Food Products Industry, representing 0.00% of net assets, Urbi Desarrollos Urbanos SA de CV, which was Level 3 and part of the Household Durables Industry, representing 0.00% of net assets, and ProMOS Technologies, Inc., which was Level 3 and part of the Semiconductors & Semiconductor Equipment Industry, representing 0.00% of net assets. (Note 2)
***	Amount shown represents less than 0.05% of net assets.

SPDR® S&P® Emerging Markets Dividend ETF —
Management’s Discussion of Fund Performance

The SPDR S&P Emerging Markets Dividend ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks dividend paying securities of publicly-traded companies in emerging markets.

For the 12-month period ended September 30, 2014 (the “Reporting Period”), the total return for the Fund was −5.16%, and the total return for the S&P Emerging Markets Dividend Opportunities Index (the “Index”) was −4.60%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The difference between the Fund’s performance and that of the Index can be attributed to fund expenses, a slight cash drag, and compounding (the exponential growth of outperformance or underperformance).

The returns of dividend themed ETFs went into negative territory last year as geopolitical concerns were at the forefront, offsetting a strong earnings season and continued M&A activity. While 2013 was a landmark year for the equities of emerging markets issuers, 2014 has had a bid tone in terms of performance. The persistent outflows from equities and net inflows into bonds and gold in 2014 suggested a rotation trade of 2013. Volume demand for emerging market equities softened due to imported inflation, tightening monetary policy in some countries and general macroeconomic uncertainty. The conflict between Russia and Ukraine was the single biggest risk to the global economy. Russian equities and the ruble were impacted by concerns about the effect of economic sanctions in the face of the continuing crisis in Ukraine. European shares also tumbled on the expectation that further economic sanctions could cripple the fragile Russian economy which might, in turn, prompt retaliation from Putin. Countries with both large current account and fiscal deficits, such as Turkey, South Africa and Indonesia, sold off particularly sharply. The prospect of gradual normalization of US interest rates and narrowing real yields between emerging markets local currency debt and Treasuries also led to outflows in some countries.

On an individual security level, the top positive contributors to the Fund’s performance were Turkiye Petrol Rafinerileri A.S., CITIC Limited, and Cia Energetica de Minas Gerais Cemig CMIG Pfd. The top negative contributors to the Fund’s performance were Vale SA Pfd A, Oi SA Pfd, and Kumba Iron Ore Limited.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fund.

SPDR S&P Emerging Markets Dividend ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/23/11, 2/24/11, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Emerging Markets Dividend ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2014 is 0.59%.

PERFORMANCE AS OF SEPTEMBER 30, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P EMERGING			S&P EMERGING
	NET ASSET	MARKET	MARKETS DIVIDEND	NET ASSET	MARKET	MARKETS DIVIDEND
	VALUE	VALUE	OPPORTUNITIES INDEX	VALUE	VALUE	OPPORTUNITIES INDEX

ONE YEAR	−5.16%	−5.38%	−4.60%	−5.16%	−5.38%	−4.60%

THREE YEARS	−2.71%	−1.15%	0.08%	−0.91%	−0.39%	0.03%

SINCE INCEPTION (1)	−11.20%	−11.30%	−5.84%	−3.24%	−3.27%	−1.66%

(1)	For the period February 23, 2011 to September 30, 2014.

SPDR S&P Emerging Markets Dividend ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	10000	10000
2/23/2011	9970	10055
3/31/2011	10532	10689
4/30/2011	11026	11236
5/31/2011	10889	11112
6/30/2011	11016	11253
7/31/2011	11032	11353
8/31/2011	10421	10745
9/30/2011	9127	9409
10/31/2011	10001	10352
11/30/2011	9710	10044
12/31/2011	9789	10162
1/31/2012	10543	10944
2/29/2012	11342	11808
3/31/2012	10635	11071
4/30/2012	10343	10767
5/31/2012	9115	9465
6/30/2012	9556	9944
7/31/2012	9298	9687
8/31/2012	9298	9678
9/30/2012	9634	10045
10/31/2012	9497	9917
11/30/2012	9641	10065
12/31/2012	10323	10771
1/31/2013	10374	10919
2/28/2013	10191	10726
3/31/2013	9976	10534
4/30/2013	10063	10622
5/31/2013	9607	10158
6/30/2013	8909	9399
7/31/2013	8834	9305
8/31/2013	8711	9178
9/30/2013	9363	9870
10/31/2013	9769	10307
11/30/2013	9410	9919
12/31/2013	9099	9595
1/31/2014	8295	8782
2/28/2014	8544	9043
3/31/2014	8919	9446
4/30/2014	9137	9667
5/31/2014	9269	9813
6/30/2014	9522	10086
7/31/2014	9502	10082
8/30/2014	9644	10241
9/30/2014	8880	9416

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P Emerging Markets Dividend ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2014

		POWSZECHNY ZAKLAD		INTOUCH HOLDINGS
DESCRIPTION	COAL INDIA, LTD.	UBEZPIECZEN SA	ECOPETROL SA ADR	PCL NVDR	KUMBA IRON ORE, LTD.

MARKET VALUE	$14,615,595	13,199,704	12,928,957	11,746,243	11,541,310

% OF NET ASSETS	3.0	2.7	2.6	2.4	2.3

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2014*

PERCENT OF
INDUSTRY**	NET ASSETS

Wireless Telecommunication Services	13.9%
Metals & Mining	12.2
Banks	11.9
Oil, Gas & Consumable Fuels	9.4
Real Estate Management & Development	8.4
Electric Utilities	5.6
Technology Hardware, Storage & Peripherals	5.3
Diversified Telecommunication Services	4.5
Insurance	3.6
Electronic Equipment, Instruments & Components	3.5
Independent Power and Renewable Electricity Producers	2.7
Semiconductors & Semiconductor Equipment	2.3
Auto Components	1.8
Specialty Retail	1.8
Real Estate Investment Trusts	1.7
Transportation Infrastructure	1.6
Chemicals	1.4
Industrial Conglomerates	1.4
Textiles, Apparel & Luxury Goods	1.3
Automobiles	1.0
Thrifts & Mortgage Finance	0.8
Media	0.7
Water Utilities	0.5
Construction Materials	0.5
Tobacco	0.5
Construction & Engineering	0.5
Capital Markets	0.3
Machinery	0.3
Short Term Investments	19.4
Other Assets & Liabilities	(18.8)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See Note 2)

SPDR® S&P® BRIC 40 ETF —
Management’s Discussion of Fund Performance

The SPDR S&P BRIC 40 ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon the emerging markets of Brazil, Russia, India and China.

For the 12-month period ended September 30, 2014 (the “Reporting Period”), the total return for the Fund was 1.35%, and the total return for the S&P BRIC 40 Index (the “Index”) was 1.93%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The difference between the Fund’s performance and that of the Index can be attributed to Fund expenses, cash drag, lending income, and compounding (the exponential growth of outperformance or underperformance).

The Reporting Period was a volatile period. While the Fund returned +1.35% for the Reporting Period, every other quarter alternated negative returns, as the Fund returned +1.86%, −5.89%, +8.42%, and −2.48%. The Fund invests in companies domiciled in the emerging market countries of Brazil, Russia, India, and China. Brazil and Russia were the worst performers during the Reporting Period. Although it hosted the 2014 World Cup, Brazil saw its currency, the real, depreciate nearly 8%, and its credit was downgraded. Further weighing on Brazilian equities was the resurgence in popularity for incumbent president Dilma Rousseff, which led to speculation that an additional term of Rousseff’s presidency would entail a comparable level of government intervention in the economy. Russia was another poor performer. After conflict broke out early in 2014 between Russia and Ukraine, the United States and the European Union placed sanctions on several Russian companies during the summer months, three of which the Fund held: Novatek, Sberbank and Rosneft. These sanctions weighed on both the specific companies as well as the Russian equity market in general. India was the best performing country for the Reporting Period. Indian equities rallied as optimism for an economic recovery escalated in accordance with the election of new Prime Minister Narenda Modi and a landslide victory in the national elections for the pro-business Bharatiya Janata Party.

On an individual security level, the top positive contributors to the Fund’s performance were: Tencent Holdings Limited, Baidu, Inc., and HDFC Bank. The top negative contributors to the Fund’s performance were: Sberbank, Gazprom and Lukoil.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR S&P BRIC 40 ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/19/07, 6/22/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P BRIC 40 ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2014 is 0.50%.

PERFORMANCE AS OF SEPTEMBER 30, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET		NET ASSET	MARKET
	VALUE	VALUE	S&P BRIC 40 INDEX	VALUE	VALUE	S&P BRIC 40 INDEX

ONE YEAR	1.35%	1.31%	1.93%	1.35%	1.31%	1.93%

THREE YEARS	20.01%	22.70%	22.38%	6.27%	7.06%	6.96%

FIVE YEARS	12.88%	11.88%	16.43%	2.45%	2.27%	3.09%

SINCE INCEPTION (1)	12.90%	12.78%	17.43%	1.68%	1.66%	2.23%

(1)	For the period June 19, 2007 to September 30, 2014.

SPDR S&P BRIC 40 ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	SPDR S&P
	BRIC 40	S&P BRIC
	ETF	40 Index
	10000	10000
6/19/2007	9954	9955
7/31/2007	10544	10542
8/31/2007	10727	10732
9/30/2007	12538	12554
10/31/2007	14703	14711
11/30/2007	13469	13499
12/31/2007	13469	13504
1/31/2008	11350	11379
2/29/2008	12339	12375
3/31/2008	11530	11565
4/30/2008	13090	13139
5/31/2008	13661	13731
6/30/2008	12418	12473
7/31/2008	11671	11722
8/31/2008	10591	10639
9/30/2008	8464	8510
10/31/2008	6165	6173
11/30/2008	5882	5893
12/31/2008	6058	6073
1/31/2009	5624	5640
2/28/2009	5560	5576
3/31/2009	6316	6344
4/30/2009	7313	7350
5/31/2009	8821	8870
6/30/2009	8576	8625
7/31/2009	9280	9339
8/31/2009	9111	9173
9/30/2009	10001	10086
10/31/2009	10361	10454
11/30/2009	10852	10954
12/31/2009	10976	11073
1/31/2010	10065	10166
2/28/2010	10240	10344
3/31/2010	10967	11089
4/30/2010	10984	11110
5/31/2010	10157	10290
6/30/2010	10080	10206
7/31/2010	10892	11039
8/31/2010	10455	10600
9/30/2010	11399	11575
10/31/2010	11858	12050
11/30/2010	11562	11760
12/31/2010	12119	12341
1/31/2011	11959	12172
2/28/2011	12309	12534
3/31/2011	13005	13255
4/30/2011	13041	13294
5/31/2011	12637	12926
6/30/2011	12454	12749
7/31/2011	12256	12551
8/31/2011	11181	11427
9/30/2011	9405	9595
10/31/2011	10862	11096
11/30/2011	10215	10430
12/31/2011	9962	10175
1/31/2012	11285	11536
2/29/2012	11948	12217
3/31/2012	11238	11497
4/30/2012	11107	11372
5/31/2012	9521	9797
6/30/2012	9915	10213
7/31/2012	10140	10451
8/31/2012	10072	10334
9/30/2012	10613	10907
10/31/2012	10678	10979
11/30/2012	10637	10954
12/31/2012	11227	11558
1/31/2013	11706	12053
2/28/2013	11133	11466
3/31/2013	10837	11167
4/30/2013	10830	11188
5/31/2013	10558	10919
6/30/2013	9844	10158
7/31/2013	10300	10625
8/31/2013	10262	10604
9/30/2013	11139	11520
10/31/2013	11548	11948
11/30/2013	11522	11924
12/31/2013	11346	11741
1/31/2014	10365	10729
2/28/2014	10732	11113
3/31/2014	10678	11064
4/30/2014	10520	10900
5/31/2014	11111	11522
6/30/2014	11576	12017
7/31/2014	12003	12477
8/30/2014	12304	12797
9/30/2014	11290	11743

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P BRIC 40 ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2014

					INDUSTRIAL &
					COMMERCIAL
	TENCENT			CHINA CONSTRUCTION	BANK OF CHINA
DESCRIPTION	HOLDINGS, LTD.	CHINA MOBILE, LTD.	BAIDU, INC. ADR	BANK CORP.	(CLASS H)

MARKET VALUE	$13,406,157	10,460,104	10,320,970	9,912,799	8,804,735

% OF NET ASSETS	8.6	6.7	6.6	6.4	5.7

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2014*

PERCENT OF
INDUSTRY**	NET ASSETS

Banks	31.1%
Oil, Gas & Consumable Fuels	25.1
Internet Software & Services	15.8
Wireless Telecommunication Services	7.5
Insurance	3.9
Beverages	3.3
IT Services	3.3
Metals & Mining	2.8
Food Products	2.6
Food & Staples Retailing	1.8
Real Estate Management & Development	1.1
Personal Products	0.8
Chemicals	0.7
Short Term Investments	5.1
Other Assets & Liabilities	(4.9)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See Note 2)

SPDR® S&P® Emerging Europe ETF —
Management’s Discussion of Fund Performance

The SPDR S&P Emerging Europe ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon European emerging markets.

For the 12-month period ended September 30, 2014 (the “Reporting Period”), the total return for the Fund was −11.01%, and the total return for the S&P European Emerging Capped BMI Index (the “Index”) was −12.78%. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The difference between the Fund’s performance and that of the Index can be attributed to Fund expenses, cash drag, optimization and compounding (the exponential growth of outperformance or underperformance).

The returns of the Fund struggled over the Reporting Period on account of numerous economic and geopolitical tailwinds. Stocks tumbled and plummeted on the back of the geopolitical tensions in Ukraine and Russia, the problematic debt profile in Eurozone, and a fragile recovery outlook for that area. Eurozone business confidence was down, and the declining GDP in many European countries indicated early signs of a slowdown. Countries with both large current account and fiscal deficits, such as Turkey, sold off particularly sharply. The Russian turmoil, with its escalating sanctions, represented the single biggest risk to global growth, as it weighed on the Eurozone economy. Economic sanctions and the resulting increase in political tension between the United States, the European Union, and Russia pressured share prices across Europe. The cease-fire initially eased tensions, but the rhetoric between both sides hinted at the many difficulties.

On an individual security level, the top positive contributors to the Fund’s performance were MMC Norilsk Nickel JSC Sponsored ADR, CEZ as, and Orange Polska S.A. The top negative contributors to the Fund’s performance were LukOil OAO Sponsored ADR, Gazprom OAO Sponsored ADR, and Sberbank Russia OJSC.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fund.

SPDR S&P Emerging Europe ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/20/07, 3/23/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Emerging Europe ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2014 is 0.59%.

PERFORMANCE AS OF SEPTEMBER 30, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P EUROPEAN			S&P EUROPEAN
	NET ASSET	MARKET	EMERGING CAPPED BMI	NET ASSET	MARKET	EMERGING CAPPED BMI
	VALUE	VALUE	INDEX	VALUE	VALUE	INDEX

ONE YEAR	−11.01%	−11.49%	−12.78%	−11.01%	−11.49%	−12.78%

THREE YEARS	3.44%	6.52%	4.46%	1.13%	2.13%	1.46%

FIVE YEARS	−0.20%	−2.15%	3.96%	−0.04%	−0.43%	0.78%

SINCE INCEPTION (1)	−25.21%	−25.50%	−22.74%	−3.78%	−3.83%	−3.37%

(1)	For the period March 20, 2007 to September 30, 2014.

SPDR S&P Emerging Europe ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	SPDR S&P Emerging Europe ETF (a	)	S&P European Emerging Capped BMI Index (b	)
	10000		10000
3/20/2007	10598		10577
4/30/2007	10796		10655
5/31/2007	10316		10385
6/30/2007	11059		11109
7/31/2007	11387		11588
8/31/2007	10877		11120
9/30/2007	11874		12055
10/31/2007	12861		13155
11/30/2007	12586		13063
12/31/2007	13046		13553
1/31/2008	10899		11377
2/29/2008	11418		12109
3/31/2008	11352		11803
4/30/2008	11696		12140
5/31/2008	13053		13562
6/30/2008	12153		12547
7/31/2008	11429		11601
8/31/2008	9822		10020
9/30/2008	7903		7900
10/31/2008	5424		5140
11/30/2008	4677		4420
12/31/2008	4541		4254
1/31/2009	3822		3611
2/28/2009	3723		3424
3/31/2009	4311		4082
4/30/2009	5250		5007
5/31/2009	6468		6160
6/30/2009	5946		5858
7/31/2009	6613		6386
8/31/2009	6963		6747
9/30/2009	7493		7429
10/31/2009	7749		7646
11/30/2009	7843		7757
12/31/2009	8289		8160
1/31/2010	8318		8358
2/28/2010	7795		7904
3/31/2010	8643		8830
4/30/2010	8668		8905
5/31/2010	7630		7834
6/30/2010	7346		7536
7/31/2010	8279		8492
8/31/2010	7989		8218
9/30/2010	8747		9004
10/31/2010	9187		9445
11/30/2010	8776		9045
12/31/2010	9497		9826
1/31/2011	9641		9971
2/28/2011	10042		10298
3/31/2011	10588		10841
4/30/2011	10974		11234
5/31/2011	10117		10462
6/30/2011	10070		10386
7/31/2011	10026		10403
8/31/2011	8779		8983
9/30/2011	7230		7396
10/31/2011	8135		8360
11/30/2011	7940		8069
12/31/2011	7129		7329
1/31/2012	8249		8432
2/29/2012	8939		9144
3/31/2012	8507		8770
4/30/2012	8278		8548
5/31/2012	6759		7016
6/30/2012	7506		7821
7/31/2012	7581		7945
8/31/2012	7921		8159
9/30/2012	8265		8568
10/31/2012	8204		8496
11/30/2012	8196		8534
12/31/2012	8795		9076
1/31/2013	9048		9428
2/28/2013	8623		9021
3/31/2013	8422		8841
4/30/2013	8351		8809
5/31/2013	8230		8667
6/30/2013	7698		8065
7/31/2013	7899		8294
8/31/2013	7689		8079
9/30/2013	8404		8858
10/31/2013	8883		9319
11/30/2013	8582		9041
12/31/2013	8402		8836
1/31/2014	7609		8002
2/28/2014	7734		8116
3/31/2014	7754		8070
4/30/2014	7619		7891
5/31/2014	8238		8571
6/30/2014	8442		8838
7/31/2014	7982		8321
8/30/2014	7899		8201
9/30/2014	7479		7726

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P Emerging Europe ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2014

					POWSZECHNA KASA
					OSZCZEDNOSCI BANK
DESCRIPTION	GAZPROM OAO ADR	LUKOIL OAO ADR	SBERBANK	MAGNIT OJSC GDR	POLSKI SA

MARKET VALUE	$6,572,826	4,259,214	3,471,494	2,024,950	1,726,090

% OF NET ASSETS	9.8	6.4	5.2	3.0	2.6

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2014*

PERCENT OF
INDUSTRY**	NET ASSETS

Oil, Gas & Consumable Fuels	28.0%
Banks	24.7
Metals & Mining	7.8
Food & Staples Retailing	5.2
Electric Utilities	4.8
Wireless Telecommunication Services	4.8
Diversified Telecommunication Services	3.6
Insurance	2.2
Industrial Conglomerates	2.1
Internet Software & Services	2.1
Chemicals	1.9
Diversified Financial Services	1.5
Household Durables	1.1
Airlines	1.0
Beverages	1.0
Hotels, Restaurants & Leisure	0.9
Pharmaceuticals	0.7
Real Estate Management & Development	0.7
Media	0.7
Specialty Retail	0.7
Real Estate Investment Trusts	0.6
Textiles, Apparel & Luxury Goods	0.6
Energy Equipment & Services	0.4
Marine	0.4
Software	0.4
Construction Materials	0.3
Transportation Infrastructure	0.2
Distributors	0.2
Construction & Engineering	0.2
Automobiles	0.2
Road & Rail	0.2
Food Products	0.1
Building Products	0.1
Machinery	0.1
Water Utilities	0.1
Independent Power and Renewable Electricity Producers	0.1
Short Term Investments	0.0 ***
Other Assets & Liabilities	0.3

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs, except for Bank Otkritie Financial Corp. OJSC, GDR, which was Level 2 and part of the Banks Industry, representing 0.00% of net assets. (See Note 2)
***	Amount shown represents less than 0.05% of net assets.

SPDR® S&P® Emerging Latin America ETF —
Management’s Discussion of Fund Performance

The SPDR S&P Emerging Latin America ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon the Latin American emerging markets.

For the 12-month period ended September 30, 2014 (the “Reporting Period”), the total return for the Fund was −1.88%, and the total return for the S&P Latin America BMI Index (the “Index”) was −1.69%. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect Fund fees and expenses of any kind, which would have a negative impact on returns. The difference between the Fund’s performance and that of the Index can be attributed to expenses, cash drag, lending income, and compounding (the exponential growth of outperformance or underperformance).

Brazil, which comprised the biggest weight in both the Fund and the Index at a weight of over one-half, was the biggest country detractor from the Fund’s performance for the period. Although it hosted the 2014 World Cup, Brazil saw its currency, the real, depreciate nearly 8%, and its credit was downgraded. In addition, Brazil faced uncertainty regarding the future political landscape arising in August following the death of presidential candidate Eduardo Campos and the subsequent nomination of Marina Silva as the PSB replacement. Further weighing on Brazilian equities in September was the resurgence in popularity for incumbent president Dilma Rousseff, which led to speculation that an additional term of Rousseff’s presidency would entail a comparable level of government intervention in the economy. Mexico, the second largest country in both the Index and the Fund at a weight of over one-quarter, fared much better than Brazil during the Reporting Period. Mexico’s economy is directly tied to that of the United States’, and as such, as the US economy picked up steam in the latter half of the Reporting Period, Mexico’s economy benefitted as well, and this was reflected in higher Mexican equity valuations.

On an individual security level, the top positive contributors to the Fund’s performance were America Movil S.A.B., Itau Unibanco Holding S.A., and Cemex S.A.B. The top negative contributors to the Fund’s performance were all Brazilian stocks: Vale S.A., Petrobras Brasilerio S.A., and Ambev S.A.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR S&P Emerging Latin America ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/20/07, 3/23/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Emerging Latin America ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2014 is 0.59%.

PERFORMANCE AS OF SEPTEMBER 30, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	S&P LATIN AMERICA	NET ASSET	MARKET	S&P LATIN AMERICA
	VALUE	VALUE	BMI INDEX	VALUE	VALUE	BMI INDEX

ONE YEAR	−1.88%	−2.01%	−1.69%	−1.88%	−2.01%	−1.69%

THREE YEARS	3.50%	4.17%	5.73%	1.15%	1.37%	1.87%

FIVE YEARS	−1.11%	−1.59%	4.17%	−0.22%	−0.32%	0.82%

SINCE INCEPTION (1)	25.99%	25.69%	36.38%	3.11%	3.08%	4.21%

(1)	For the period March 20, 2007 to September 30, 2014.

SPDR S&P Emerging Latin America ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	SPDR S&P	S&P Latin
	Emerging Latin	America BMI
	America ETF	Index
	10000	10000
3/20/2007	10332	10407
4/30/2007	10965	11050
5/31/2007	12151	12210
6/30/2007	12422	12580
7/31/2007	12577	12803
8/31/2007	12196	12391
9/30/2007	13648	13850
10/31/2007	15185	15452
11/30/2007	14297	14592
12/31/2007	14332	14711
1/31/2008	13705	13749
2/29/2008	14802	14980
3/31/2008	14320	14446
4/30/2008	15688	15782
5/31/2008	16912	17185
6/30/2008	15540	15887
7/31/2008	14348	14705
8/31/2008	13239	13505
9/30/2008	10890	10880
10/31/2008	7325	7448
11/30/2008	6869	6967
12/31/2008	7098	7139
1/31/2009	7013	7151
2/28/2009	6614	6792
3/31/2009	7261	7481
4/30/2009	8523	8808
5/31/2009	10316	10658
6/30/2009	10137	10429
7/31/2009	11118	11401
8/31/2009	11373	11762
9/30/2009	12739	13092
10/31/2009	13016	13378
11/30/2009	14264	14493
12/31/2009	14562	14848
1/31/2010	13138	13590
2/28/2010	13747	14149
3/31/2010	14708	15084
4/30/2010	14653	15082
5/31/2010	13131	13808
6/30/2010	13019	13403
7/31/2010	14577	14978
8/31/2010	14185	14700
9/30/2010	15762	16248
10/31/2010	16245	16797
11/30/2010	15853	16402
12/31/2010	16860	17452
1/31/2011	16041	16647
2/28/2011	16246	16907
3/31/2011	16773	17499
4/30/2011	16955	17684
5/31/2011	16558	17221
6/30/2011	16413	17118
7/31/2011	15794	16548
8/31/2011	14883	15635
9/30/2011	12172	12899
10/31/2011	14262	15082
11/30/2011	13552	14174
12/31/2011	13324	13952
1/31/2012	14930	15672
2/29/2012	15680	16534
3/31/2012	15271	16064
4/30/2012	14731	15569
5/31/2012	12817	13575
6/30/2012	13385	14088
7/31/2012	13575	14319
8/31/2012	13424	14280
9/30/2012	13936	14831
10/31/2012	13865	14835
11/30/2012	13634	14622
12/31/2012	14558	15572
1/31/2013	15054	16192
2/28/2013	14652	15800
3/31/2013	14652	15780
4/30/2013	14568	15742
5/31/2013	13502	14684
6/30/2013	12323	13414
7/31/2013	12186	13244
8/31/2013	11816	12824
9/30/2013	12840	13872
10/31/2013	13348	14450
11/30/2013	12803	13812
12/31/2013	12607	13549
1/31/2014	11337	12259
2/28/2014	11525	12454
3/31/2014	12422	13480
4/30/2014	12766	13815
5/31/2014	12768	13872
6/30/2014	13235	14426
7/31/2014	13408	14535
8/30/2014	14419	15615
9/30/2014	12599	13638

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P Emerging Latin America ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2014

		ITAU UNIBANCO
		HOLDING SA	BANCO BRADESCO	PETROLEO BRASILEIRO
	AMERICA MOVIL	PREFERENCE	SA PREFERENCE	SA PREFERENCE SHARES	AMBEV
DESCRIPTION	SAB DE CV	SHARES ADR	SHARES ADR	ADR	SA ADR

MARKET VALUE	$2,825,492	2,394,855	1,960,173	1,946,555	1,616,913

% OF NET ASSETS	5.7	4.9	4.0	4.0	3.3

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2014*

PERCENT OF
INDUSTRY**	NET ASSETS

Banks	21.2%
Metals & Mining	9.9
Oil, Gas & Consumable Fuels	9.7
Wireless Telecommunication Services	6.5
Beverages	6.4
Food & Staples Retailing	3.9
Food Products	3.8
Electric Utilities	3.7
Construction Materials	2.9
Industrial Conglomerates	2.9
Multiline Retail	2.6
Media	2.1
Diversified Financial Services	2.0
Independent Power and Renewable Electricity Producers	1.9
Transportation Infrastructure	1.8
Paper & Forest Products	1.4
Diversified Consumer Services	1.2
IT Services	1.2
Diversified Telecommunication Services	1.1
Real Estate Investment Trusts	1.0
Insurance	1.0
Real Estate Management & Development	1.0
Chemicals	0.9
Construction & Engineering	0.9
Household Products	0.8
Aerospace & Defense	0.8
Personal Products	0.8
Capital Markets	0.7
Airlines	0.7
Tobacco	0.6
Machinery	0.6
Water Utilities	0.6
Road & Rail	0.4
Household Durables	0.4
Specialty Retail	0.4
Software	0.4
Containers & Packaging	0.3
Internet & Catalog Retail	0.3
Gas Utilities	0.2
Consumer Finance	0.2
Pharmaceuticals	0.2
Health Care Providers & Services	0.1
Technology Hardware, Storage & Peripherals	0.1
Hotels, Restaurants & Leisure	0.0 ***
Short Term Investments	7.5
Other Assets & Liabilities	(7.1)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs, except for Corporacion GEO SAB de CV and Urbi Desarrollos Urbanos SA de CV, which were both Level 3 and part of the Household Durables Industry, both representing 0.00% of net assets. (Note 2)
***	Amount shown represents less than 0.05% of net assets.

SPDR® S&P® Emerging Middle East & Africa ETF —
Management’s Discussion of Fund Performance

The SPDR S&P Emerging Middle East & Africa ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon the Middle Eastern and African emerging markets.

For the 12-month period ended September 30, 2014 (the “Reporting Period”), the total return for the Fund was 6.51%, and the total return for the S&P Mid-East & Africa BMI Index (the “Index”) was 8.01%. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The difference between the Fund’s performance and that of the Index can be attributed to Fund expenses, security misweights, cash drag, lending income, and compounding (the exponential growth of outperformance or underperformance).

The Fund invests in companies domiciled in the Middle East and African region including South Africa, Egypt, Moroccoandmore recently, the United Arab Emirates as well as Qatar. S&P officially promoted the latter two markets from frontier status to emerging markets status in accordance with its annual country classification consultation and as such, they became eligible for inclusion in the Index as well as the Fund as of September 18th, 2014. Much of the Reporting Period’s positive Fund performance came from the first and second quarter of 2014. Performance of riskier assets was notably strong as emerging market currencies were up, and commodity prices were broadly positive. Oil prices were positive during the first and second quarters, with Brent Crude increasing to finish at $112/barrel and West Texas rising to $105/barrel. Both the Fund and Index were heavily affected by the performance of South Africa. South Africa had an average weight of over 90% of the both the Index and the Fund during the Reporting Period. Mining has for years been a driving force behind South Africa’s economy, and gold was a notably strong performer, rebounding to perform positively in the first and second quarters of 2014. On an individual security level, the top positive contributors to the Fund’s performance were: Naspers Limited, Sasol Limited and Commercial International Bank (SAE). The top negative contributors to the Fund’s performance were all South African firms: Impala Platinum Holdings Limited, African Bank Investments Limited, and Kumba Iron Ore Limited.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR S&P Emerging Middle East & Africa ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/20/07, 3/23/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Emerging Middle East & Africa ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2014 is 0.59%.

PERFORMANCE AS OF SEPTEMBER 30, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	S&P MID-EAST &	NET ASSET	MARKET	S&P MID-EAST &
	VALUE	VALUE	AFRICA BMI INDEX	VALUE	VALUE	AFRICA BMI INDEX

ONE YEAR	6.51%	6.00%	8.01%	6.51%	6.00%	8.01%

THREE YEARS	23.99%	26.41%	27.34%	7.43%	8.13%	8.39%

FIVE YEARS	36.24%	33.69%	42.04%	6.38%	5.98%	7.27%

SINCE INCEPTION (1)	45.11%	44.04%	56.21%	5.07%	4.96%	6.10%

(1)	For the period March 20, 2007 to September 30, 2014.

SPDR S&P Emerging Middle East & Africa ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	SPDR S&P
	Emerging Middle	S&P Mid-East
	East &	& Africa
	Africa ETF	BMI Index
	10000	10000
3/20/2007	10452	10469
4/30/2007	11246	11263
5/31/2007	11080	11158
6/30/2007	10891	11037
7/31/2007	10943	11092
8/31/2007	10878	10957
9/30/2007	11583	11653
10/31/2007	12810	12921
11/30/2007	12177	12474
12/31/2007	12042	12467
1/31/2008	10888	11424
2/29/2008	11521	12178
3/31/2008	10818	11523
4/30/2008	11773	12305
5/31/2008	12014	12508
6/30/2008	11245	11640
7/31/2008	11260	11555
8/31/2008	10780	11029
9/30/2008	9340	9663
10/31/2008	7178	7372
11/30/2008	6861	7078
12/31/2008	7611	7819
1/31/2009	6785	7020
2/28/2009	6634	6886
3/31/2009	7296	7573
4/30/2009	8083	8358
5/31/2009	9174	9472
6/30/2009	9372	9682
7/31/2009	10002	10345
8/31/2009	10368	10710
9/30/2009	10651	10998
10/31/2009	10669	11026
11/30/2009	11003	11403
12/31/2009	11582	11980
1/31/2010	11252	11683
2/28/2010	11259	11726
3/31/2010	12268	12778
4/30/2010	12279	12780
5/31/2010	11366	11696
6/30/2010	10851	11335
7/31/2010	11871	12322
8/31/2010	11698	12177
9/30/2010	13197	13757
10/31/2010	13452	14053
11/30/2010	13106	13702
12/31/2010	14836	15494
1/31/2011	13009	13649
2/28/2011	13704	14395
3/31/2011	14226	14865
4/30/2011	14827	15525
5/31/2011	14258	14943
6/30/2011	14018	14705
7/31/2011	13916	14611
8/31/2011	13651	14319
9/30/2011	11704	12268
10/31/2011	12640	13266
11/30/2011	12525	13137
12/31/2011	12262	12890
1/31/2012	13282	13976
2/29/2012	14267	15004
3/31/2012	13786	14509
4/30/2012	13866	14597
5/31/2012	12436	13085
6/30/2012	13059	13736
7/31/2012	13404	14085
8/31/2012	13379	14070
9/30/2012	13958	14678
10/31/2012	13600	14290
11/30/2012	13407	14095
12/31/2012	14626	15412
1/31/2013	13875	14655
2/28/2013	13626	14414
3/31/2013	13443	14247
4/30/2013	13478	14295
5/31/2013	12741	13499
6/30/2013	12528	13281
7/31/2013	12873	13643
8/31/2013	12672	13424
9/30/2013	13625	14462
10/31/2013	14343	15265
11/30/2013	13822	14736
12/31/2013	13948	14856
1/31/2014	12675	13547
2/28/2014	13790	14742
3/31/2014	14577	15580
4/30/2014	14614	15672
5/31/2014	14844	15943
6/30/2014	15218	16334
7/31/2014	15413	16536
8/30/2014	15743	16900
9/30/2014	14511	15621

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P Emerging Middle East & Africa ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2014

DESCRIPTION	NASPERS, LTD.	MTN GROUP, LTD.	SASOL, LTD.	STANDARD BANK GROUP, LTD.	FIRSTRAND, LTD.

MARKET VALUE	$6,429,603	4,627,098	3,855,583	1,942,766	1,687,129

% OF NET ASSETS	10.2	7.3	6.1	3.1	2.7

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2014*

PERCENT OF
INDUSTRY**	NET ASSETS

Banks	16.8%
Media	10.2
Wireless Telecommunication Services	9.6
Oil, Gas & Consumable Fuels	6.7
Diversified Financial Services	6.4
Real Estate Management & Development	5.7
Metals & Mining	5.4
Insurance	4.1
Industrial Conglomerates	3.1
Food Products	3.0
Real Estate Investment Trusts	2.9
Health Care Providers & Services	2.7
Food & Staples Retailing	2.4
Specialty Retail	2.3
Household Durables	2.2
Capital Markets	2.1
Pharmaceuticals	2.1
Diversified Telecommunication Services	1.9
Construction & Engineering	1.5
Multiline Retail	1.0
Chemicals	0.9
Paper & Forest Products	0.8
Transportation Infrastructure	0.8
Distributors	0.7
Marine	0.7
Hotels, Restaurants & Leisure	0.6
Containers & Packaging	0.6
Construction Materials	0.5
Trading Companies & Distributors	0.5
Energy Equipment & Services	0.4
Multi-Utilities	0.3
Electronic Equipment, Instruments & Components	0.2
Airlines	0.2
Electrical Equipment	0.2
Tobacco	0.1
IT Services	0.1
Building Products	0.1
Commercial Services & Supplies	0.1
Professional Services	0.0 ***
Textiles, Apparel & Luxury Goods	0.0 ***
Short Term Investments	4.0
Other Assets & Liabilities	(3.9)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs, except for African Bank Investments, Ltd., which was Level 2 and part of the Diversified Financial Services Industry, representing 0.01% of net assets. (See Note 2)
***	Amount shown represents less than 0.05% of net assets.

SPDR® S&P® World ex-US ETF —
Management’s Discussion of Fund Performance

The SPDR S&P World ex-US ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon the developed world (ex-US) equity markets.

For the 12-month period ended September 30, 2014 (the “Reporting Period”), the total return for the Fund was 4.52%, and the total return for the S&P Developed Ex-U.S. BMI Index (the “Index”) was 5.26%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The difference in Fund performance, relative to its Index, can largely be attributed to the expenses of managing the Fund, transaction costs, compounding differences resulting from performance volatility, and slight variations between the Fund’s holdings and the Index constituents.

Stock markets outside the US followed the American lead during the fourth quarter of 2013, but tentative behavior early in each of the final three months of 2013 prevented them from building on their healthy outperformance in the third quarter. A more resilient US dollar, particularly relative to currencies in the Pacific region, remained a significant headwind for unhedged investors in Japan and Australia. Still, European equities offered ample resilience, rallying sharply in October as the US government reopened full operations, and ratcheting higher through November as the European Central Bank (“ECB”) trimmed interest rates and peripheral eurozone bond yields appeared increasingly stable at comfortably lower levels. Developed stock markets outside the US tended to follow the global pattern in early 2014, tumbling abruptly when Chinese growth prospects looked more sluggish than anticipated and a rallying Japanese yen threw the resilience of investor risk appetites into question. Share prices found support relatively quickly in early February as the Index gained back all its value lost in January, and continued steady declines in bond yields on the eurozone periphery reflected confidence in the diligent accommodation of the ECB. July got off to a good start as equities responded favorably to total nonfarm payroll employment data released on July 3rd, with the Dow Jones Industrial Average crossing 17,000 for the first time ever. However, the optimism was short lived as fighting started in Gaza between the Israeli army and Hamas, and banking fears in Europe were re-ignited as shares of Portugal’s largest bank, Espirito Santo, plunged amid concerns that the bank would have troubles paying off its debts. In September, the ECB unexpectedly cut administered rates. The ECB also announced that an asset-backed securities purchase program and a covered bond purchase program would begin in October. Later in the month, the Scottish secession vote showed signs of being closer than previously thought and the potential disruption within the UK brought increased volatility to equity and bond markets. Markets quickly digested a dovish Federal Reserve meeting in mid-September and breathed a sigh of relief as the Scots voted against secession. Weak Chinese GDP data spooked equity investors as did escalation of US military action against ISIS.

On an individual security level, the top positive contributors to the Fund’s performance were Novartis AG, Novo Nordisk A/S Class B, and Shire PLC. The top negative contributors to the Fund’s performance were Toyota Motor Corp., Samsung Electronics Co., Ltd. GDR RegS, and Tesco PLC.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR S&P World ex-US ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/20/07, 4/26/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P World ex-US ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2014 is 0.34%.

PERFORMANCE AS OF SEPTEMBER 30, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	S&P DEVELOPED EX-US	NET ASSET	MARKET	S&P DEVELOPED EX-US
	VALUE	VALUE	BMI INDEX	VALUE	VALUE	BMI INDEX

ONE YEAR	4.52%	4.05%	5.26%	4.52%	4.05%	5.26%

THREE YEARS	44.55%	45.99%	47.16%	13.07%	13.44%	13.74%

FIVE YEARS	37.63%	36.37%	43.28%	6.60%	6.40%	7.46%

SINCE INCEPTION (1)	5.25%	4.90%	10.42%	0.69%	0.64%	1.34%

(1)	For the period April 20, 2007 to September 30, 2014.

SPDR S&P World ex-US ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	SPDR S&P	S&P Developed
	World ex-US	Ex-U.S. BMI
	ETF (a)	Index (b)
	10000	10000
4/20/2007	9982	9986
5/31/2007	10190	10234
6/30/2007	10233	10248
7/31/2007	10132	10164
8/31/2007	9936	9963
9/30/2007	10454	10497
10/31/2007	10900	10982
11/30/2007	10473	10501
12/31/2007	10237	10289
1/31/2008	9332	9333
2/29/2008	9495	9543
3/31/2008	9369	9407
4/30/2008	9865	9902
5/31/2008	10031	10070
6/30/2008	9228	9272
7/31/2008	8899	8935
8/31/2008	8520	8560
9/30/2008	7304	7314
10/31/2008	5847	5733
11/30/2008	5528	5410
12/31/2008	5853	5740
1/31/2009	5334	5230
2/28/2009	4776	4695
3/31/2009	5117	5036
4/30/2009	5781	5718
5/31/2009	6472	6453
6/30/2009	6414	6404
7/31/2009	7023	7009
8/31/2009	7322	7365
9/30/2009	7646	7706
10/31/2009	7490	7569
11/30/2009	7672	7748
12/31/2009	7804	7886
1/31/2010	7464	7546
2/28/2010	7438	7534
3/31/2010	7938	8038
4/30/2010	7879	7981
5/31/2010	7000	7096
6/30/2010	6906	7014
7/31/2010	7533	7656
8/31/2010	7287	7431
9/30/2010	8027	8170
10/31/2010	8286	8459
11/30/2010	7948	8130
12/31/2010	8619	8830
1/31/2011	8797	9006
2/28/2011	9072	9287
3/31/2011	8941	9188
4/30/2011	9424	9699
5/31/2011	9142	9430
6/30/2011	9013	9294
7/31/2011	8843	9171
8/31/2011	8097	8384
9/30/2011	7279	7504
10/31/2011	8002	8238
11/30/2011	7668	7849
12/31/2011	7564	7755
1/31/2012	8017	8220
2/29/2012	8472	8672
3/31/2012	8390	8611
4/30/2012	8276	8494
5/31/2012	7333	7538
6/30/2012	7776	7993
7/31/2012	7901	8094
8/31/2012	8111	8317
9/30/2012	8373	8609
10/31/2012	8412	8653
11/30/2012	8582	8819
12/31/2012	8844	9106
1/31/2013	9251	9518
2/28/2013	9173	9469
3/31/2013	9239	9549
4/30/2013	9615	9960
5/31/2013	9398	9751
6/30/2013	9028	9378
7/31/2013	9486	9874
8/31/2013	9400	9780
9/30/2013	10070	10490
10/31/2013	10366	10832
11/30/2013	10433	10896
12/31/2013	10566	11058
1/31/2014	10161	10653
2/28/2014	10689	11221
3/31/2014	10666	11192
4/30/2014	10811	11345
5/31/2014	10998	11540
6/30/2014	11172	11731
7/31/2014	10983	11532
8/30/2014	11000	11546
9/30/2014	10525	11042

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P World ex-US ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2014

					TOYOTA
DESCRIPTION	NOVARTIS AG	NESTLE SA	ROCHE HOLDING AG	HSBC HOLDINGS PLC	MOTOR CORP.

MARKET VALUE	$12,275,684	10,987,085	10,335,891	9,104,884	8,306,718

% OF NET ASSETS	1.5	1.3	1.3	1.1	1.0

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2014*

	PERCENT OF
INDUSTRY**	NET ASSETS

Banks	13.0%
Pharmaceuticals	8.0
Oil, Gas & Consumable Fuels	7.2
Insurance	5.0
Metals & Mining	4.0
Food Products	3.4
Automobiles	3.3
Chemicals	3.1
Real Estate Management & Development	2.5
Machinery	2.4
Diversified Telecommunication Services	2.2
Beverages	2.0
Capital Markets	1.9
Real Estate Investment Trusts	1.8
Food & Staples Retailing	1.8
Media	1.7
Industrial Conglomerates	1.7
Hotels, Restaurants & Leisure	1.6
Technology Hardware, Storage & Peripherals	1.6
Wireless Telecommunication Services	1.5
Electric Utilities	1.5
Road & Rail	1.5
Electronic Equipment, Instruments & Components	1.5
Trading Companies & Distributors	1.5
Auto Components	1.3
Textiles, Apparel & Luxury Goods	1.3
Electrical Equipment	1.2
Tobacco	1.2
Construction & Engineering	1.2
Multi-Utilities	1.1
Semiconductors & Semiconductor Equipment	1.1
Aerospace & Defense	1.0
Software	1.0
Household Durables	0.9
Specialty Retail	0.9
Commercial Services & Supplies	0.8
Health Care Equipment & Supplies	0.8
Building Products	0.7
Household Products	0.7
Diversified Financial Services	0.7
Professional Services	0.6
IT Services	0.6
Energy Equipment & Services	0.6
Personal Products	0.5
Health Care Providers & Services	0.5
Communications Equipment	0.5
Multiline Retail	0.5
Construction Materials	0.4
Gas Utilities	0.4
Biotechnology	0.4
Air Freight & Logistics	0.4
Marine	0.4
Transportation Infrastructure	0.4
Internet Software & Services	0.3
Airlines	0.3
Containers & Packaging	0.2
Paper & Forest Products	0.2
Leisure Products	0.2
Independent Power and Renewable Electricity Producers	0.1
Consumer Finance	0.1
Internet & Catalog Retail	0.1
Water Utilities	0.1
Diversified Consumer Services	0.1
Thrifts & Mortgage Finance	0.1
Distributors	0.0	***
Health Care Technology	0.0	***
Life Sciences Tools & Services	0.0	***
Short Term Investments	5.6
Other Assets & Liabilities	(5.2)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs, except for Banco Espirito Santo SA, which was Level 2 and part of the Banks Industry, Irish Bank Resolution Corp., Ltd., which was Level 2 and part of the Banks Industry, Digitech Systems Co., Ltd., which was Level 3 and part of the Electronic Equipment, Instruments & Components Industry, Let’s GOWEX SA, which was Level 3 and part of the Diversified Telecommunication Services Industry and Mota — Engil SGPS SA, which was Level 2 and part of the Construction & Engineering Industry, each representing less than 0.00% of net assets. (Note 2)
***	Amount shown represents less then 0.05% of net assets.

SPDR® S&P® International Small Cap ETF —
Management’s Discussion of Fund Performance

The SPDR S&P International Small Cap ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon the developed world (ex-US) small cap equity markets.

For the 12-month period ended September 30, 2014 (the “Reporting Period”), the total return for the Fund was 2.69%, and the total return for the S&P Developed Ex-U.S. Under USD2 Billion Index (the “Index”) was 4.06%. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The difference in Fund performance, relative to its Index, can be attributed to expenses, transaction costs, cash and receivables drag, compounding (the exponential growth of outperformance or underperformance), and security misweights between the Fund’s holdings and the Index constituents.

The Fund was able to gain 3.95% in the fourth quarter of 2013 even though investors started this quarter in nervous fashion, fretting over the forced shutdown of many US government operations and a diminished global growth outlook from the International Monetary Fund (the “IMF”). Equities rebounded as companies were able to deliver decent enough reports on third quarter earnings and upbeat economic data to set stocks on firmer footing again.

The Fund faced challenges in January 2014 but ended up gaining 2.14% during the first quarter of 2014. Most equity benchmarks endured an acid test from late January into early February, when a key Chinese manufacturing indicator missed expectations and spurred fresh disarray across the emerging markets. In addition, the global markets were further tested and rattled when Russia established military control on the Crimean peninsula. Global equities rallied nicely into the end of the first quarter of 2014 when the IMF assembled a loan package for Ukraine.

The Fund delivered the best quarter of the fiscal year with a gain of 4.11% in spite of a bad start to the second quarter of 2014. In May, political conflict between Russia and Ukraine finally appeared to subside with Russian troops withdrawing from the Ukrainian border. The IMF contributed further to the uncertainty when it released its updated economic outlook. The IMF’s projections for global growth as a whole were slightly lower, with notable downgrades in forecasts for Japan. Mario Draghi announced in May that he had had enough of the growth wilting combination of low inflation and strong currency, noting that the European Central Bank (the “ECB”) was ready to act. Equity markets rallied through the end of May and followed through in June after the ECB announced changes that were widely anticipated. The overnight rate was cut to -10 basis points and the ECB cut its main financing rate to 15 basis points.

The last quarter of the fiscal year was the Fund’s worst performing quarter of the fiscal year, losing 7.09%. The markets turned downward during this period over a number of events that negatively impacted the Fund. These events included fighting in Gaza between the Israeli army and Hamas, and banking fears in Europe that were re-ignited as shares of Portugal’s largest bank, Espirito Santo, plunged amid concerns that the bank would have troubles paying off its debts. Then, Malaysian Airlines Flight 17 was shot down over eastern Ukraine, leading to a further escalation of tensions between the West and Russia. European shares tumbled on the expectation that further economic sanctions could cripple the fragile Russian economy, raising a concern of retaliation from Putin.

On an individual security level, the top positive contributors to the Fund’s performance were AerCap Holdings NV, Nippon Shinyaku Co., Ltd., and Minebea Co., Ltd. The top negative contributors to the Fund’s performance were F.C.C.Co., Ltd., Xero Limited, and Tokyo Dome Corporation.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR S&P International Small Cap ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/20/07, 4/26/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P International Small Cap ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2014 is 0.59%.

PERFORMANCE AS OF SEPTEMBER 30, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P DEVELOPED			S&P DEVELOPED
	NET ASSET	MARKET	EX-U.S. UNDER USD2	NET ASSET	MARKET	EX-U.S. UNDER USD2
	VALUE	VALUE	BILLION INDEX	VALUE	VALUE	BILLION INDEX

ONE YEAR	2.69%	2.75%	4.06%	2.69%	2.75%	4.06%

THREE YEARS	39.02%	42.45%	40.96%	11.61%	12.52%	12.12%

FIVE YEARS	46.21%	45.18%	46.20%	7.89%	7.74%	7.89%

SINCE INCEPTION (1)	10.23%	9.96%	8.46%	1.32%	1.28%	1.10%

(1)	For the period April 20, 2007 to September 30, 2014.

SPDR S&P International Small Cap ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	SPDR S&P	S&P Developed
	International Small	Ex-U.S. under
	Cap ETF	USD2 Billion
	(a)	Index (b)
	10000	10000
4/20/2007	10053	10057
5/31/2007	10261	10292
6/30/2007	10250	10312
7/31/2007	10368	10408
8/31/2007	9927	9917
9/30/2007	10315	10290
10/31/2007	10885	10827
11/30/2007	10053	9972
12/31/2007	9776	9705
1/31/2008	8878	8776
2/29/2008	9238	9182
3/31/2008	9154	8971
4/30/2008	9356	9178
5/31/2008	9523	9420
6/30/2008	8849	8756
7/31/2008	8484	8329
8/31/2008	8104	7896
9/30/2008	6826	6630
10/1/2008	5150	4976
11/2/2008	4923	4753
12/3/2008	5332	5136
1/9/2009	4969	4850
2/9/2009	4440	4344
3/9/2009	4731	4650
4/30/2009	5441	5317
5/31/2009	6181	6099
6/30/2009	6283	6186
7/9/2009	6730	6625
8/31/2009	7216	7066
9/30/2009	7539	7420
10/31/2009	7423	7319
11/30/2009	7432	7354
12/31/2009	7544	7483
1/31/2010	7413	7358
2/28/2010	7410	7368
3/31/2010	7923	7868
4/30/2010	8149	8045
5/31/2010	7243	7136
6/30/2010	7246	7072
7/31/2010	7786	7592
8/31/2010	7620	7403
9/30/2010	8409	8196
10/31/2010	8680	8482
11/30/2010	8472	8307
12/31/2010	9388	9211
1/31/2011	9455	9277
2/28/2011	9657	9503
3/31/2011	9669	9509
4/30/2011	10028	9883
5/31/2011	9758	9598
6/30/2011	9668	9439
7/31/2011	9711	9494
8/31/2011	8977	8739
9/30/2011	7928	7695
10/31/2011	8500	8274
11/30/2011	8073	7821
12/31/2011	7921	7706
1/31/2012	8593	8352
2/29/2012	9036	8790
3/31/2012	9042	8733
4/30/2012	8908	8608
5/31/2012	7904	7651
6/30/2012	8172	7922
7/31/2012	8174	7935
8/31/2012	8356	8153
9/30/2012	8780	8516
10/31/2012	8783	8494
11/30/2012	8820	8538
12/31/2012	9167	8884
1/31/2013	9572	9279
2/28/2013	9707	9345
3/31/2013	9912	9536
4/30/2013	10163	9829
5/31/2013	9807	9503
6/30/2013	9454	9141
7/31/2013	9947	9621
8/31/2013	9901	9586
9/30/2013	10734	10423
10/31/2013	10949	10617
11/30/2013	10935	10591
12/31/2013	11157	10775
1/31/2014	10987	10691
2/28/2014	11437	11088
3/31/2014	11396	11113
4/30/2014	11366	11100
5/31/2014	11474	11238
6/30/2014	11864	11634
7/31/2014	11672	11441
8/30/2014	11771	11549
9/30/2014	11023	10846

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P International Small Cap ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2014

				WIHLBORGS	HONG LEONG
	BELIMO HOLDING	CORUS ENTERTAINMENT,		FASTIGHETER	FINANCE,
DESCRIPTION	AG	INC. (CLASS B)	SHOCHIKU CO., LTD.	AB	LTD.

MARKET VALUE	$3,370,110	3,192,297	3,180,090	3,179,009	3,120,875

% OF NET ASSETS	0.4	0.4	0.4	0.4	0.4

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2014*

	PERCENT OF
INDUSTRY**	NET ASSETS

Real Estate Investment Trusts	5.5%
Banks	5.2
Machinery	4.8
Metals & Mining	4.7
Real Estate Management & Development	4.4
Oil, Gas & Consumable Fuels	4.0
Construction & Engineering	3.6
Chemicals	3.5
Capital Markets	3.5
Electronic Equipment, Instruments & Components	3.3
Commercial Services & Supplies	3.2
Hotels, Restaurants & Leisure	3.1
Specialty Retail	2.8
Media	2.7
Food Products	2.7
Software	2.2
Pharmaceuticals	2.1
Semiconductors & Semiconductor Equipment	2.0
Trading Companies & Distributors	1.9
Auto Components	1.8
Electrical Equipment	1.8
Building Products	1.6
IT Services	1.6
Textiles, Apparel & Luxury Goods	1.5
Household Durables	1.5
Health Care Providers & Services	1.5
Biotechnology	1.4
Food & Staples Retailing	1.4
Road & Rail	1.3
Paper & Forest Products	1.2
Energy Equipment & Services	1.1
Health Care Equipment & Supplies	1.1
Insurance	1.0
Communications Equipment	1.0
Diversified Consumer Services	1.0
Beverages	0.9
Internet Software & Services	0.8
Industrial Conglomerates	0.8
Professional Services	0.8
Consumer Finance	0.8
Construction Materials	0.7
Containers & Packaging	0.6
Diversified Financial Services	0.6
Internet & Catalog Retail	0.5
Marine	0.5
Air Freight & Logistics	0.5
Diversified Telecommunication Services	0.5
Multiline Retail	0.5
Aerospace & Defense	0.4
Thrifts & Mortgage Finance	0.4
Wireless Telecommunication Services	0.4
Personal Products	0.3
Independent Power and Renewable Electricity Producers	0.3
Distributors	0.3
Technology Hardware, Storage & Peripherals	0.2
Airlines	0.2
Leisure Products	0.2
Transportation Infrastructure	0.2
Gas Utilities	0.2
Electric Utilities	0.2
Multi-Utilities	0.2
Life Sciences Tools & Services	0.1
Household Products	0.1
Health Care Technology	0.1
Water Utilities	0.0	***
Automobiles	0.0	***
Commercial & Professional Services	0.0	***
Short Term Investments	11.4
Other Assets & Liabilities	(10.7)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs, except for Great Basin Gold, Ltd., which was Level 3 and part of the Metals & Mining Industry, Sequana, which was Level 2 and part of the Paper & Forest Products Industry, Platinum Australia, Ltd., which was Level 2 and part of the Metals & Mining Industry, Peace Mark (Holdings), Ltd., which was Level 2 and part of the Textiles, Apparel & Luxury Goods Industry, CNK International Co., Ltd., which was Level 2 and part of the Metals & Mining Industry, Poseidon Concepts Corp., which was Level 2 and part of the Energy Equipment & Services Industry, Amagerbanken A/S, which was Level 2 and part of the Banks Industry, Let’s GOWEX SA, which was Level 3 and part of the Diversified Telecommunication Services Industry and TT Hellenic Postbank SA, which was Level 2 and part of the Banks Industry, each representing less than 0.00% of net assets, and Bull, which was Level 2 and part of the IT Services Industry, representing 0.02% of net assets, Mando Corp., which was Level 2 and part of the Auto Components Industry, representing 0.08% of net assets and FDG Electric Vehicles, Ltd., which was Level 2 and part of the Electrical Equipment Industry, representing 0.03% of net assets. (Note 2)
***	Amount shown represents less then 0.05% of net assets.

SPDR® Dow Jones International Real Estate ETF —
Management’s Discussion of Fund Performance

The SPDR Dow Jones International Real Estate ETF (the “Fund”) seeks to provide investment results, before fees and expenses, correspond generally to the total return performance of an index based upon the international real estate market.

For the 12-month period ended September 30, 2014 (the “Reporting Period”), the total return for the Fund was 3.57%, and the total return for the Dow Jones Global ex-U.S. Select Real Estate Securities Indexsm (the “Index”) was 3.85%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The difference between the Fund’s performance and that of the Index can be attributed to Fund expenses, cash drag and security misweights.

International real estate securities had a quiet start to the fiscal year with modest negative returns during the first fiscal quarter caused by the concern over a diminished global growth outlook from the International Monetary Fund. The next two quarters, however, produced steady gains as investors looked to real estate securities as a yield alternative and a source of income in a time of declining bond yields. The strength of the US dollar against the euro, the yen, and the Australian dollar as well as a softening demand in the Hong Kong housing market during the final fiscal quarter gave back some of those gains. The Index was still able to produce a positive overall return for the Reporting Period and outpace the broader market in each of the last three fiscal quarters.

On an individual security level, the top positive contributors to the Fund’s performance were Brookfield Asset Management Inc. Class A, British Land Company PLC, and Link Real Estate Investment Trust. The top negative contributors to the Fund’s performance were Hulic Co., Ltd., Tokyu Fudosan Holdings Corp., and Mitsui Fudosan Co., Ltd.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fund.

SPDR Dow Jones International Real Estate ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/15/06, 12/20/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Dow Jones International Real Estate ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2014 is 0.59%.

PERFORMANCE AS OF SEPTEMBER 30, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			DOW JONES GLOBAL			DOW JONES GLOBAL
			EX-U.S. SELECT REAL			EX-U.S. SELECT REAL
	NET ASSET	MARKET	ESTATE SECURITIES	NET ASSET	MARKET	ESTATE SECURITIES
	VALUE	VALUE	INDEX	VALUE	VALUE	INDEX

ONE YEAR	3.57%	2.95%	3.85%	3.57%	2.95%	3.85%

THREE YEARS	47.98%	50.62%	50.36%	13.95%	14.63%	14.56%

FIVE YEARS	54.74%	54.28%	58.28%	9.12%	9.06%	9.62%

SINCE INCEPTION (1)	1.52%	1.29%	4.68%	0.19%	0.16%	0.59%

(1)	For the period December 15, 2006 to September 30, 2014.

SPDR Dow Jones International Real Estate ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

		Dow Jones
	SPDR Dow	Global ex-U.S.
	Jones International	Select Real
	Real Estate	Estate Securities
	ETF (a)	Index (b)
	10000	10000
12/15/2006	10401	10397
1/31/2007	10546	10576
2/28/2007	10836	10871
3/31/2007	11150	11207
4/30/2007	11391	11448
5/31/2007	11606	11670
6/30/2007	10859	10949
7/31/2007	10298	10383
8/31/2007	10271	10341
9/30/2007	10810	10901
10/31/2007	11010	11113
11/30/2007	10175	10275
12/31/2007	9683	9786
1/31/2008	9172	9258
2/29/2008	9208	9285
3/31/2008	9033	9098
4/30/2008	9452	9510
5/31/2008	9251	9313
6/30/2008	8218	8250
7/31/2008	8103	8145
8/31/2008	7736	7770
9/30/2008	6661	6680
10/1/2008	4963	4954
11/2/2008	4534	4530
12/3/2008	4733	4734
1/9/2009	4281	4288
2/9/2009	3682	3691
3/9/2009	3935	3950
4/30/2009	4471	4495
5/31/2009	5141	5163
6/30/2009	5229	5255
7/9/2009	5724	5771
8/31/2009	6220	6263
9/30/2009	6560	6613
10/31/2009	6508	6557
11/30/2009	6470	6539
12/31/2009	6564	6632
1/31/2010	6297	6351
2/28/2010	6331	6398
3/31/2010	6623	6684
4/30/2010	6710	6778
5/31/2010	5988	6080
6/30/2010	5999	6076
7/31/2010	6627	6723
8/31/2010	6708	6801
9/30/2010	7357	7467
10/31/2010	7702	7814
11/30/2010	7250	7357
12/31/2010	7927	8058
1/31/2011	7902	8005
2/28/2011	8109	8201
3/31/2011	7988	8098
4/30/2011	8457	8576
5/31/2011	8403	8526
6/30/2011	8309	8429
7/31/2011	8225	8362
8/31/2011	7777	7906
9/30/2011	6860	6963
10/31/2011	7439	7558
11/30/2011	7013	7130
12/31/2011	6805	6923
1/31/2012	7363	7520
2/29/2012	7790	7977
3/31/2012	7848	8021
4/30/2012	7974	8151
5/31/2012	7394	7547
6/30/2012	7919	8086
7/31/2012	8305	8485
8/31/2012	8358	8546
9/30/2012	8611	8828
10/31/2012	8874	9092
11/30/2012	9018	9249
12/31/2012	9280	9534
1/31/2013	9453	9723
2/28/2013	9555	9855
3/31/2013	9798	10085
4/30/2013	10498	10809
5/31/2013	9538	9843
6/30/2013	9220	9490
7/31/2013	9335	9610
8/31/2013	9032	9289
9/30/2013	9801	10080
10/31/2013	10055	10349
11/30/2013	9835	10117
12/31/2013	9740	10033
1/31/2014	9446	9732
2/28/2014	9861	10163
3/31/2014	9864	10161
4/30/2014	10189	10499
5/31/2014	10527	10846
6/30/2014	10730	11066
7/31/2014	10726	11064
8/30/2014	10867	11207
9/30/2014	10152	10468

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR Dow Jones International Real Estate ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2014

		BROOKFIELD ASSET
	MITSUI FUDOSAN	MANAGEMENT, INC.
DESCRIPTION	CO., LTD.	(CLASS A)	UNIBAIL-RODAMCO SE	SCENTRE GROUP	THE LINK REIT

MARKET VALUE	$356,882,752	301,863,969	296,492,066	179,611,316	156,515,532

% OF NET ASSETS	7.3	6.1	6.1	3.6	3.2

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2014*

PERCENT OF
INDUSTRY**	NET ASSETS

Real Estate Management & Development	35.2%
Retail REITs	27.5
Diversified REITs	19.1
Office REITs	11.5
Industrial REITs	4.3
Diversified Capital Markets	0.9
Residential REITs	0.9
Specialized REITs	0.5
Air Freight & Logistics	0.0 ***
Short Term Investments	1.7
Other Assets & Liabilities	(1.6)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs, except for Martinsa-Fadesa SA, which was Level 2 and part of the Real Estate Management & Development Industry, representing 0.00% of net assets. (Note 2)
***	Amount shown represents less than 0.05% of net assets.

SPDR® S&P® Global Infrastructure ETF —
Management’s Discussion of Fund Performance

The SPDR S&P Global Infrastructure ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon the global infrastructure industry market.

For the 12-month period ended September 30, 2014 (the “Reporting Period”), the total return for the Fund was 15.95%, and the total return for the S&P Global Infrastructure Index (the “Index”) was 15.80%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The difference between the Fund’s performance and that of the Index can be attributed to Fund expenses, cash drag, small security misweights, securities lending, compounding (the exponential growth of outperformance or underperformance) and dividend tax differences.

For the Reporting Period, the global infrastructure Index slightly lagged broader economic indices. An infrastructure index tends to track the broader environment, but during the Reporting Period, underperformance in the utilities sector hindered both Index and Fund performance. The majority of the Fund’s holdings were in the utilities sector and, through investment in transportation companies, the industrials sector. The remaining holdings were in the energy sector. While industrial stocks posted solid gains for the last calendar quarter of 2013, the utilities sector ended the year as one of the worst-performing sectors. Utilities performed very well in the first calendar quarter of 2014 as the surprising drop in bond yields renewed interest in these notable 2013 laggards. After an initial lift as the second calendar quarter of 2014 got underway, equities worldwide began once again to struggle with the possibility that growth in 2014 might not evolve as robustly as anticipated. Happily, the second half of April brought a vigorous rebound in equities with utilities and energy as the top two performing sectors. The third calendar quarter of 2014 was not as positive as July ended with a decided thud: the market had its biggest down day since February on the last day of trading. Soft equity prices spilled over from the end of July into the beginning of August amidst continuing conflict in global hotspots. Three of the worst performing sectors for this quarter were energy, utilities and industrials as the Index lagged the S&P 500 in the final calendar quarter for the Reporting Period.

On an individual security level, the top positive contributors to the Fund’s performance were Williams Companies, Inc., Cheniere Energy, Inc., and Groupe Eurotunnel SA. The top negative contributors to the Fund’s performance were COSCO Pacific Limited, Centrica plc, and China Merchants Holdings (International) Co., Ltd.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fund.

SPDR S&P Global Infrastructure ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/25/07, 1/30/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Global Infrastructure ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2014 is 0.40%.

PERFORMANCE AS OF SEPTEMBER 30, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	S&P GLOBAL	NET ASSET	MARKET	S&P GLOBAL
	VALUE	VALUE	INFRASTRUCTURE INDEX	VALUE	VALUE	INFRASTRUCTURE INDEX

ONE YEAR	15.95%	15.90%	15.80%	15.95%	15.90%	15.80%

THREE YEARS (1)	40.50%	41.07%	47.97%	12.00%	12.15%	13.95%

FIVE YEARS (1)	41.33%	40.96%	53.65%	7.16%	7.11%	8.97%

SINCE INCEPTION (1)(2)	27.09%	26.75%	33.37%	3.17%	3.13%	3.82%

(1)	Effective May 1, 2013, the Fund changed its benchmark index from the Macquarie Global Infrastructure 100 Index to the S&P Global Infrastructure Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to May 1, 2013.
(2)	For the period January 25, 2007 to September 30, 2014.

SPDR S&P Global Infrastructure ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	SPDR S&P	S&P Global
	Global Infrastructure	Infrastructure Index
	ETF (a)(1)	(b)(2)
	10000	10000
1/25/2007	10089	10089
2/28/2007	10274	10277
3/31/2007	10684	10692
4/30/2007	11113	11125
5/31/2007	11383	11425
6/30/2007	11079	11120
7/31/2007	10714	10754
8/31/2007	10893	10949
9/30/2007	11442	11508
10/31/2007	12133	12217
11/30/2007	12293	12386
12/31/2007	12244	12343
1/31/2008	11363	11453
2/29/2008	11312	11411
3/31/2008	11244	11348
4/30/2008	11652	11778
5/31/2008	12074	12219
6/30/2008	11615	11756
7/31/2008	11175	11313
8/31/2008	10799	10933
9/30/2008	9505	9614
10/31/2008	8163	8251
11/30/2008	8014	8108
12/31/2008	8385	8500
1/31/2009	7857	7968
2/28/2009	6946	7044
3/31/2009	6988	7085
4/30/2009	7367	7484
5/31/2009	7955	8099
6/30/2009	8019	8161
7/31/2009	8373	8526
8/31/2009	8697	8861
9/30/2009	8993	9166
10/31/2009	8598	8780
11/30/2009	9006	9198
12/31/2009	9312	9528
1/31/2010	8841	9048
2/28/2010	8732	8940
3/31/2010	8998	9221
4/30/2010	8889	9122
5/31/2010	8186	8388
6/30/2010	8138	8351
7/31/2010	8802	9040
8/31/2010	8784	9023
9/30/2010	9139	9409
10/31/2010	9516	9804
11/30/2010	8969	9252
12/31/2010	9415	9720
1/31/2011	9699	10014
2/28/2011	9953	10279
3/31/2011	9704	10033
4/30/2011	10162	10516
5/31/2011	9924	10285
6/30/2011	9917	10284
7/31/2011	9641	10003
8/31/2011	9339	9699
9/30/2011	9044	9389
10/31/2011	9451	9821
11/30/2011	9400	9768
12/31/2011	9424	9811
1/31/2012	9315	9711
2/29/2012	9569	9991
3/31/2012	9624	10055
4/30/2012	9593	10028
5/31/2012	9102	9524
6/30/2012	9601	10062
7/31/2012	9592	10066
8/31/2012	9586	10062
9/30/2012	9788	10277
10/31/2012	9860	10358
11/30/2012	9607	10100
12/31/2012	9746	10265
1/31/2013	10005	10550
2/28/2013	9976	10527
3/31/2013	10349	10929
4/30/2013	11011	11613
5/31/2013	10420	11005
6/30/2013	10205	10759
7/31/2013	10628	11211
8/31/2013	10314	10868
9/30/2013	10962	11554
10/31/2013	11380	11996
11/30/2013	11287	11893
12/31/2013	11434	12050
1/31/2014	11336	11950
2/28/2014	11877	12513
3/31/2014	12225	12880
4/30/2014	12440	13105
5/31/2014	12748	13424
6/30/2014	13212	13922
7/31/2014	12937	13631
8/30/2014	13226	13929
9/30/2014	12709	13379

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

(1)	Effective May 1, 2013, the Fund changed its benchmark index from the Macquarie Global Infrastructure 100 Index to the S&P Global Infrastructure Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to May 1, 2013.
(2)	Index returns represent the Fund’s prior investment strategy from January 25, 2007 through April 30, 2013 and the S&P Global Infrastructure Index from May 1, 2013 through September 30, 2014.

SPDR S&P Global Infrastructure ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2014

			ABERTIS INFRAESTRUCTURAS
DESCRIPTION	TRANSURBAN GROUP	ATLANTIA SPA	SA	NATIONAL GRID PLC	ENBRIDGE, INC.

MARKET VALUE	$5,642,050	4,993,664	3,816,919	3,802,899	3,630,494

% OF NET ASSETS	5.0	4.5	3.4	3.4	3.2

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2014*

PERCENT OF
INDUSTRY**	NET ASSETS

Transportation Infrastructure	39.9%
Electric Utilities	20.4
Oil, Gas & Consumable Fuels	19.4
Multi-Utilities	18.1
Independent Power and Renewable Electricity
Producers	1.0
Water Utilities	0.6
Gas Utilities	0.2
Short Term Investments	14.3
Other Assets & Liabilities	(13.9)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See Note 2)

SPDR® S&P® Global Natural Resources ETF —
Management’s Discussion of Fund Performance

The SPDR S&P Global Natural Resources ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks publicly traded companies in natural resources and/or commodities businesses.

For the 12-month period ended September 30, 2014 (the “Reporting Period”), the total return for the Fund was 2.39%, and the total return for the S&P Global Natural Resources Index (the “Index”) was 3.08%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The difference between the Fund’s performance and that of the Index can be attributed to Fund expenses and cumulative security misweights.

The Fund had a positive return for the Reporting Period, but on an intra-period basis, the Fund experienced two quarters of negative performance and two quarters of positive performance. The fourth calendar quarter of 2013 had positive returns driven by signals of continued low interest rates, mergers and acquisition activity, and better-than-expected earnings results. The first calendar quarter of 2014 had a small negative return due to concerns of a slowing global economy — weaker than expected Chinese and UK manufacturing, US vehicle sales, German factory orders, and Eurozone industrial production. This quarter’s results were also hindered by lower crude oil prices — despite being partially offset by increased natural gas prices — and worries over oversupply of various commodities like coal and iron ore. The second calendar quarter of 2014 had positive returns as easy monetary policies, increased mergers and acquisition activity and strong macroeconomic data continued to drive performance. The positive performance in this quarter was also aided by seasonal increases in gasoline prices as the summer driving season commenced. The third calendar quarter resulted in negative returns driven by geopolitical concerns and the strong US dollar. Performance was also hindered by weaker crops as a result of the unusually cold weather experienced in North America in the first half of the year.

On an individual security level, the top positive contributors to the Fund’s performance were Archer-Daniels-Midland Company, Exxon Mobil Corporation, and Potash Corporation of Saskatchewan Inc. The top negative contributors to the Fund’s performance were BHP Billiton Limited, Nippon Steel & Sumitomo Metal Corp., and Syngenta AG.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR S&P Global Natural Resources ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/13/10, 9/14/10, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Global Natural Resources ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2014 is 0.40%.

PERFORMANCE AS OF SEPTEMBER 30, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	S&P GLOBAL NATURAL	NET ASSET	MARKET	S&P GLOBAL NATURAL
	VALUE	VALUE	RESOURCES INDEX	VALUE	VALUE	RESOURCES INDEX

ONE YEAR	2.39%	2.52%	3.08%	2.39%	2.52%	3.08%

THREE YEARS	13.35%	14.33%	15.64%	4.26%	4.56%	4.96%

SINCE INCEPTION (1)	5.22%	5.24%	7.90%	1.26%	1.27%	1.90%

(1)	For the period September 13, 2010 to September 30, 2014.

SPDR S&P Global Natural Resources ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	SPDR S&P	S&P Global
	Global Natural	Natural Resources
	Resources ETF	Index
	10000	10000
9/13/2010	10152	10156
10/31/2010	10798	10808
11/30/2010	10608	10624
12/31/2010	11794	11813
1/31/2011	11990	12015
2/28/2011	12483	12515
3/31/2011	12537	12578
4/30/2011	12782	12825
5/31/2011	12251	12314
6/30/2011	12007	12076
7/31/2011	11929	12000
8/31/2011	11094	11164
9/30/2011	9283	9330
10/31/2011	10670	10736
11/30/2011	10340	10401
12/31/2011	9988	10058
1/31/2012	10818	10902
2/29/2012	11181	11271
3/31/2012	10683	10774
4/30/2012	10508	10602
5/31/2012	9224	9322
6/30/2012	9757	9862
7/31/2012	9827	9938
8/31/2012	10003	10113
9/30/2012	10496	10626
10/31/2012	10419	10550
11/30/2012	10328	10467
12/31/2012	10627	10778
1/31/2013	11014	11175
2/28/2013	10648	10808
3/31/2013	10464	10617
4/30/2013	10309	10477
5/31/2013	10124	10300
6/30/2013	9454	9610
7/31/2013	9757	9924
8/31/2013	9802	9978
9/30/2013	10277	10467
10/31/2013	10615	10819
11/30/2013	10467	10672
12/31/2013	10729	10944
1/31/2014	10117	10327
2/28/2014	10644	10865
3/31/2014	10715	10943
4/30/2014	11001	11242
5/31/2014	11066	11317
6/30/2014	11427	11697
7/31/2014	11290	11564
8/30/2014	11332	11608
9/30/2014	10522	10790

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P Global Natural Resources ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2014

				POTASH CORP. OF
DESCRIPTION	EXXON MOBIL CORP.	BHP BILLITON, LTD.	SYNGENTA AG	SASKATCHEWAN, INC.	GLENCORE PLC

MARKET VALUE	$30,302,628	26,844,297	25,511,518	25,090,387	23,195,886

% OF NET ASSETS	5.1	4.5	4.3	4.2	3.9

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2014*

PERCENT OF
INDUSTRY**	NET ASSETS

Oil, Gas & Consumable Fuels	33.6%
Metals & Mining	31.4
Chemicals	19.5
Paper & Forest Products	6.1
Food Products	4.7
Containers & Packaging	3.4
Real Estate Investment Trusts	0.8
Short Term Investments	4.6
Other Assets & Liabilities	(4.1)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See Note 2)

SPDR® MSCI ACWI ex-US ETF —
Management’s Discussion of Fund Performance

The SPDR MSCI ACWI ex-US ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon broad based world (ex-US) equity markets.

For the 12-month period ended September 30, 2014 (the “Reporting Period”), the total return for the Fund was 5.43%, and the total return for the MSCI All Country World Index (the “Index”) was 5.22%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and Fund expenses of any kind, which would have a negative impact on returns. The difference between the Fund’s performance and that of the Index can be attributed to Fund expenses, cash drag, lending, compounding (the exponential growth of outperformance or underperformance) and slight variations between the Fund’s holdings and the Index constituents.

Stock markets outside the United States followed the American lead during the fourth quarter of 2013, but tentative behavior early in each of the final three months of 2013 prevented them from building on their healthy outperformance in the third calendar quarter. A more resilient US dollar, particularly relative to currencies in the Pacific region, remained a significant headwind for unhedged investors in Japan and Australia. Still, European equities offered ample resilience, rallying sharply in October as the US government reopened full operations, and ratcheted higher through November as the European Central Bank (“ECB”) trimmed interest rates and peripheral Eurozone bond yields appeared increasingly stable at comfortably lower levels. Developed stock markets outside the US tended to follow the global pattern in early 2014 as the MSCI ACWI ex-US Index was down -4.54%, tumbling as Chinese growth prospects looked more sluggish than anticipated and a rallying Japanese yen threw the resilience of investor risk appetites into question. Share prices found support relatively quickly in early February as the Index regained the value it lost in January, and continued steady declines in bond yields on the Eurozone periphery reflected confidence in the diligent accommodation of the ECB. July got off to a good start as equities responded favorably to US nonfarm payroll data released on July 3rd, with the Dow Jones Industrial Average crossing 17,000 for the first time ever. However, the optimism was short lived as fighting started in Gaza between the Israeli army and Hamas, and banking fears in Europe were re-ignited as shares of Portugal’s largest bank, Espirito Santo, plunged amid concerns that the bank would have trouble paying off its debts. In September, the ECB unexpectedly cut administered rates. The ECB also announced that an asset-backed securities purchase program and a covered bond purchase program would begin in October. Later in the month, the Scottish secession vote showed signs of being closer than previously thought and the potential disruption within the United Kingdom brought increased volatility to equity and bond markets. Markets quickly digested a dovish Federal Reserve meeting in mid-September and breathed a sigh of relief as the Scots voted against secession. Weak Chinese GDP data spooked equity investors as did escalation of US military action against ISIS.

On an individual security level, the top positive contributors to the Fund’s performance were Novartis AG, Novo Nordisk A/S Class B, and AstraZeneca PLC. The top negative contributors to the Fund’s performance were Samsung Electronics Co., Ltd. GDR RegS, Mitsubishi Estate Company, Limited, and Tesco PLC.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR MSCI ACWI ex-US ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/10/07, 1/17/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR MSCI ACWI ex-US ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2014 is 0.34%.

PERFORMANCE AS OF SEPTEMBER 30, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	MSCI ALL COUNTRY	NET ASSET	MARKET	MSCI ALL COUNTRY
	VALUE	VALUE	WORLD INDEX EX USA	VALUE	VALUE	WORLD INDEX EX USA

ONE YEAR	5.43%	5.37%	5.22%	5.43%	5.37%	5.22%

THREE YEARS	39.62%	42.31%	41.60%	11.77%	12.48%	12.29%

FIVE YEARS	33.13%	32.55%	36.98%	5.89%	5.80%	6.50%

SINCE INCEPTION (1)	20.48%	20.34%	23.66%	2.44%	2.43%	2.79%

(1)	For the period January 10, 2007 to September 30, 2014.

SPDR MSCI ACWI ex-US ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

		MSCI All
	SPDR MSCI	Country World
	ACWI ex-US	Index ex
	ETF	USA
	10000	10000
1/10/2007	10306	10315
2/28/2007	10362	10378
3/31/2007	10657	10671
4/30/2007	11140	11166
5/31/2007	11421	11472
6/30/2007	11494	11569
7/31/2007	11402	11537
8/31/2007	11228	11359
9/30/2007	11955	12111
10/31/2007	12607	12787
11/30/2007	12042	12213
12/31/2007	11861	12036
1/31/2008	10763	10871
2/29/2008	11010	11186
3/31/2008	10783	10944
4/30/2008	11457	11617
5/31/2008	11658	11818
6/30/2008	10709	10849
7/31/2008	10296	10461
8/31/2008	9838	9974
9/30/2008	8424	8479
10/31/2008	6670	6613
11/30/2008	6266	6233
12/31/2008	6608	6590
1/31/2009	6028	6009
2/28/2009	5457	5450
3/31/2009	5911	5890
4/30/2009	6749	6700
5/31/2009	7671	7617
6/30/2009	7572	7536
7/31/2009	8310	8275
8/31/2009	8614	8583
9/30/2009	9049	9026
10/31/2009	8915	8915
11/30/2009	9189	9173
12/31/2009	9388	9368
1/31/2010	8908	8911
2/28/2010	8896	8912
3/31/2010	9496	9522
4/30/2010	9415	9445
5/31/2010	8421	8462
6/30/2010	8315	8355
7/31/2010	9071	9112
8/31/2010	8797	8863
9/30/2010	9694	9747
10/31/2010	10032	10080
11/30/2010	9636	9693
12/31/2010	10381	10454
1/31/2011	10513	10559
2/28/2011	10803	10840
3/31/2011	10769	10819
4/30/2011	11287	11356
5/31/2011	10951	11041
6/30/2011	10776	10885
7/31/2011	10579	10740
8/31/2011	9671	9821
9/30/2011	8628	8732
10/31/2011	9533	9652
11/30/2011	9095	9162
12/31/2011	8977	9061
1/31/2012	9569	9678
2/29/2012	10082	10225
3/31/2012	9954	10090
4/30/2012	9797	9940
5/31/2012	8680	8821
6/30/2012	9212	9346
7/31/2012	9335	9481
8/31/2012	9520	9681
9/30/2012	9855	10046
10/31/2012	9884	10086
11/30/2012	10062	10280
12/31/2012	10400	10638
1/31/2013	10825	11073
2/28/2013	10701	10958
3/31/2013	10737	10986
4/30/2013	11122	11401
5/31/2013	10843	11148
6/30/2013	10366	10668
7/31/2013	10833	11137
8/31/2013	10685	10986
9/30/2013	11427	11752
10/31/2013	11818	12185
11/30/2013	11860	12208
12/31/2013	11946	12318
1/31/2014	11388	11760
2/28/2014	11999	12354
3/31/2014	12037	12393
4/30/2014	12236	12566
5/31/2014	12484	12823
6/30/2014	12694	13044
7/31/2014	12586	12917
8/30/2014	12657	12991
9/30/2014	12048	12366

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR MSCI ACWI ex-US ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2014

DESCRIPTION	ROCHE HOLDING AG	NESTLE SA	NOVARTIS AG	HSBC HOLDINGS PLC	TOYOTA MOTOR CORP.

MARKET VALUE	$7,744,289	7,518,110	7,306,443	6,509,696	5,779,847

% OF NET ASSETS	1.4	1.3	1.3	1.1	1.0

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2014*

PERCENT OF
INDUSTRY**	NET ASSETS

Banks	16.2%
Oil, Gas & Consumable Fuels	9.3
Pharmaceuticals	8.0
Insurance	4.9
Metals & Mining	4.1
Automobiles	4.0
Chemicals	3.3
Wireless Telecommunication Services	3.0
Diversified Telecommunication Services	2.9
Food Products	2.8
Beverages	2.1
Machinery	2.1
Real Estate Management & Development	1.9
Semiconductors & Semiconductor Equipment	1.9
Media	1.7
Road & Rail	1.7
Capital Markets	1.5
Food & Staples Retailing	1.4
Textiles, Apparel & Luxury Goods	1.4
Industrial Conglomerates	1.4
Electric Utilities	1.3
Technology Hardware, Storage & Peripherals	1.2
Real Estate Investment Trusts	1.2
Electronic Equipment, Instruments & Components	1.2
Multi-Utilities	1.2
Tobacco	1.1
Diversified Financial Services	1.1
Electrical Equipment	1.1
Trading Companies & Distributors	1.1
Construction & Engineering	1.0
Building Products	0.8
Internet Software & Services	0.7
Auto Components	0.7
Hotels, Restaurants & Leisure	0.7
Gas Utilities	0.7
Transportation Infrastructure	0.6
Multiline Retail	0.6
Construction Materials	0.5
Aerospace & Defense	0.5
Household Durables	0.5
Software	0.5
Health Care Equipment & Supplies	0.5
IT Services	0.5
Specialty Retail	0.4
Household Products	0.4
Commercial Services & Supplies	0.4
Personal Products	0.4
Professional Services	0.4
Communications Equipment	0.3
Marine	0.3
Independent Power and Renewable Electricity Producers	0.3
Biotechnology	0.3
Containers & Packaging	0.3
Air Freight & Logistics	0.2
Health Care Providers & Services	0.2
Water Utilities	0.2
Energy Equipment & Services	0.2
Paper & Forest Products	0.2
Consumer Finance	0.1
Leisure Products	0.1
Airlines	0.0 ***
Short Term Investments	4.9
Other Assets & Liabilities	(4.5)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See Note 2)
***	Amount shown represents less than 0.05% of net assets.

SPDR® MSCI ACWI IMI ETF —
Management’s Discussion of Fund Performance

The SPDR MSCI ACWI IMI ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks securities of publicly traded companies in developed and emerging markets.

For the 12-month period ended September 30, 2014 (the “Reporting Period”), the total return for the Fund was 11.77%, and the total return for the MSCI ACWI IMI Index (the “Index”) was 10.70%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Dividend tax withholding differences, Fund expenses, a slight cash drag, and optimization contributed to the difference between the Fund’s performance and that of the Index.

The Index underperformed the standard MSCI ACWI index by nearly 60 basis points during the Reporting Period mainly due to weak performance of the small cap companies. Information technology and health care sectors were the best performing sectors in the Fund while material and consumer discretionary companies lagged. Stock markets outside the United States followed the American lead during the fourth quarter of 2013, but tentative behavior early in each of the final three months of 2013 prevented them from building on their healthy outperformance in the third quarter. European equities offered ample resilience, rallying sharply in October as the US government reopened full operations, and ratcheting higher through November as the European Central Bank (“ECB”) trimmed interest rates and peripheral Eurozone bond yields appeared increasingly stable at comfortably lower levels. In early 2014 developed stock markets outside the US tended to follow the global pattern, tumbling abruptly when Chinese growth prospects looked more sluggish than anticipated and a rallying Japanese yen threw the resilience of investor risk appetites into question. Share prices found support relatively quickly in early February as the Index regained the value it had lost in January, and continued steady declines in bond yields on the Eurozone periphery reflected confidence in the diligent accommodation of the ECB. July got off to a good start as equities responded favorably to US nonfarm payroll data released July 3rd,but the optimism was short lived as fighting started in Gaza between the Israeli army and Hamas, and banking fears in Europe were re-ignited as shares of Portugal’s largest bank, Espirito Santo, plunged amid concerns that the bank would have troubles paying off its debts. In September, the ECB unexpectedly cut administered rates. The ECB also announced that an asset-backed securities purchase program and a covered bond purchase program would begin in October. Later in the month, the Scottish secession vote showed signs of being closer than previously thought and the potential disruption within the United Kingdom brought increased volatility to equity and bond markets. Markets quickly digested a dovish Fed meeting in mid-September and breathed a sigh of relief as the Scots voted against secession. Weak Chinese GDP data spooked equity investors as did escalation of US military action against ISIS.

On an individual security level, the top positive contributors to the Fund’s performance were Apple Inc., Gilead Sciences, Inc., and Microsoft Corporation. The top negative contributors to the Fund’s performance were Tesco PLC, Mattel, Inc., and Whole Foods Market, Inc.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR MSCI ACWI IMI ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/27/12, 2/28/12, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR MSCI ACWI IMI ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2014 is 0.25%.

PERFORMANCE AS OF SEPTEMBER 30, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET		NET ASSET	MARKET
	VALUE	VALUE	MSCI ACWI IMI INDEX	VALUE	VALUE	MSCI ACWI IMI INDEX

ONE YEAR	11.77%	12.60%	10.70%	11.77%	12.60%	10.70%

SINCE INCEPTION (1)	34.88%	34.70%	33.56%	12.24%	12.18%	11.82%

(1)	For the period February 27, 2012 to September 30, 2014.

SPDR MSCI ACWI IMI ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	SPDR MSCI	MSCI ACWI
	ACWI IMI	IMI Index
	ETF (a)	(b)
2/27/2012	10000	10000
2/29/2012	10016	10026
3/31/2012	10079	10090
4/30/2012	9967	9979
5/31/2012	9060	9085
6/30/2012	9496	9518
7/31/2012	9627	9630
8/31/2012	9842	9851
9/30/2012	10129	10170
10/31/2012	10080	10102
11/30/2012	10217	10228
12/31/2012	10471	10474
1/31/2013	10967	10968
2/28/2013	10972	10978
3/31/2013	11184	11197
4/30/2013	11474	11494
5/31/2013	11469	11479
6/30/2013	11155	11144
7/31/2013	11691	11692
8/31/2013	11459	11449
9/30/2013	12067	12066
10/31/2013	12528	12537
11/30/2013	12723	12715
12/31/2013	12922	12940
1/31/2014	12443	12458
2/28/2014	13056	13066
3/31/2014	13121	13112
4/30/2014	13247	13194
5/31/2014	13547	13460
6/30/2014	13799	13746
7/31/2014	13620	13535
8/30/2014	13924	13849
9/30/2014	13488	13356

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR MSCI ACWI IMI ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2014

DESCRIPTION	APPLE, INC.	EXXON MOBIL CORP.	MICROSOFT CORP.	GILEAD SCIENCES, INC.	WELLS FARGO & CO.

MARKET VALUE	$656,688	524,517	473,846	396,100	385,498

% OF NET ASSETS	1.1	0.9	0.8	0.7	0.7

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2014*

PERCENT OF
INDUSTRY**	NET ASSETS

Banks	8.6%
Oil, Gas & Consumable Fuels	8.4
Pharmaceuticals	5.6
Insurance	4.5
Media	3.3
Chemicals	2.7
Software	2.6
Real Estate Investment Trusts	2.5
Biotechnology	2.4
Food Products	2.4
Technology Hardware, Storage & Peripherals	2.4
Diversified Telecommunication Services	2.3
Metals & Mining	2.3
Capital Markets	2.2
Aerospace & Defense	2.2
Semiconductors & Semiconductor Equipment	2.2
Food & Staples Retailing	2.0
Machinery	2.0
Industrial Conglomerates	1.8
IT Services	1.7
Internet Software & Services	1.7
Hotels, Restaurants & Leisure	1.7
Energy Equipment & Services	1.6
Health Care Equipment & Supplies	1.6
Automobiles	1.5
Electric Utilities	1.5
Specialty Retail	1.5
Wireless Telecommunication Services	1.4
Beverages	1.4
Health Care Providers & Services	1.3
Road & Rail	1.3
Electronic Equipment, Instruments & Components	1.3
Real Estate Management & Development	1.3
Household Products	1.2
Tobacco	1.1
Communications Equipment	1.1
Multiline Retail	1.0
Electrical Equipment	1.0
Textiles, Apparel & Luxury Goods	0.9
Diversified Financial Services	0.8
Air Freight & Logistics	0.8
Consumer Finance	0.7
Commercial Services & Supplies	0.7
Construction & Engineering	0.7
Internet & Catalog Retail	0.6
Trading Companies & Distributors	0.6
Life Sciences Tools & Services	0.6
Multi-Utilities	0.5
Auto Components	0.5
Professional Services	0.5
Building Products	0.4
Marine	0.3
Thrifts & Mortgage Finance	0.3
Leisure Products	0.3
Construction Materials	0.3
Transportation Infrastructure	0.3
Water Utilities	0.2
Household Durables	0.2
Personal Products	0.2
Independent Power and Renewable Electricity Producers	0.1
Airlines	0.1
Paper & Forest Products	0.1
Gas Utilities	0.1
Containers & Packaging	0.1
Short Term Investments	17.2
Other Assets & Liabilities	(16.7)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See Note 2)

SPDR® MSCI EM 50 ETF —
Management’s Discussion of Fund Performance

The SPDR MSCI EM 50 ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks securities of publicly traded companies in emerging markets.

For the 12-month period ended September 30, 2014 (the “Reporting Period”), the total return for the Fund was 3.67%, and the total return for the MSCI EM 50 Index (the “Index”) was 4.28%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The difference between the Fund’s performance and that of the Index can be attributed to Fund expenses, investment depository receipts in lieu of local stocks, income from securities lending, cash drag, transaction costs, compounding differences resulting from performance volatility and slight variations between the Fund’s holdings and the Index constituents.

While 2013 was a landmark year for emerging markets equities, 2014 through the Reporting Period had a bid tone in terms of the Fund’s performance. Persistent outflows from equities and net inflows into bonds and gold in 2014 suggested a rotation of trade from 2013. Volume demand for emerging market equities softened due to imported inflation, tightening monetary policy in some countries and general macroeconomic uncertainty. The conflict between Russia and Ukraine was the single biggest risk to the global economy. Russian equities and the ruble were impacted by concerns about the effect of economic sanctions in the face of the continuing crisis in Ukraine. European shares also tumbled on the expectation that further economic sanctions could cripple the fragile Russian economy, which raised concerns of retaliation from Putin. Countries with both large current account and fiscal deficits, such as Turkey, South Africa and Indonesia, sold off particularly sharply. The prospect of gradual normalization of US interest rates and narrowing real yields between emerging markets local currency debt and Treasuries also led to outflows in some countries.

On an individual security level, the top positive contributors to the Fund’s performance were Tencent Holdings Ltd., Taiwan Semiconductor Manufacturing Co., Ltd., and Hon Hai Precision Industry Co., Ltd. The top negative contributors to the Fund’s performance were Gazprom OAO, Sberbank Russia OJSC Sponsored ADR, and Samsung Electronics Co., Ltd.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR MSCI EM 50 ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/27/12, 2/28/12, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR MSCI EM 50 ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2014 is 0.50%.

PERFORMANCE AS OF SEPTEMBER 30, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET		NET ASSET	MARKET
	VALUE	VALUE	MSCI EM 50 INDEX	VALUE	VALUE	MSCI EM 50 INDEX

ONE YEAR	3.67%	4.08%	4.28%	3.67%	4.08%	4.28%

SINCE INCEPTION (1)	1.86%	2.27%	3.97%	0.71%	0.87%	1.51%

(1)	For the period February 27, 2012 to September 30, 2014.

SPDR MSCI EM 50 ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	SPDR MSCI	MSCI EM
	EM 50	50 Index
	ETF
2/27/2012	10000	10000
2/29/2012	10188	10212
3/31/2012	9857	9878
4/30/2012	9788	9832
5/31/2012	8592	8667
6/30/2012	8913	8939
7/31/2012	9090	9152
8/31/2012	9025	9055
9/30/2012	9563	9641
10/31/2012	9532	9583
11/30/2012	9621	9693
12/31/2012	10087	10180
1/31/2013	10169	10261
2/28/2013	9982	10082
3/31/2013	9670	9795
4/30/2013	9717	9809
5/31/2013	9532	9630
6/30/2013	8934	9066
7/31/2013	9163	9277
8/31/2013	9175	9333
9/30/2013	9825	9970
10/31/2013	10230	10389
11/30/2013	10283	10439
12/31/2013	10121	10278
1/31/2014	9354	9563
2/28/2014	9726	9893
3/31/2014	9888	10051
4/30/2014	9826	9994
5/31/2014	10353	10515
6/30/2014	10623	10838
7/31/2014	10871	11132
8/30/2014	11140	11382
9/30/2014	10186	10397

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR MSCI EM 50 ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2014

		TAIWAN
		SEMICONDUCTOR
	SAMSUNG ELECTRONICS	MANUFACTURING	TENCENT		CHINA CONSTRUCTION
DESCRIPTION	CO., LTD. GDR	CO., LTD. ADR	HOLDINGS, LTD.	CHINA MOBILE, LTD.	BANK CORP.

MARKET VALUE	$208,506	169,351	127,681	119,685	84,877

% OF NET ASSETS	8.7	7.1	5.3	5.0	3.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2014*

PERCENT OF
INDUSTRY**	NET ASSETS

Banks	23.0%
Oil, Gas & Consumable Fuels	16.0
Wireless Telecommunication Services	10.5
Semiconductors & Semiconductor Equipment	10.0
Technology Hardware, Storage & Peripherals	8.7
Internet Software & Services	6.8
Media	4.3
Insurance	3.5
Metals & Mining	3.4
Automobiles	2.9
Electronic Equipment, Instruments & Components	2.8
Chemicals	1.5
Auto Components	1.2
Food Products	1.1
Construction Materials	1.1
Food & Staples Retailing	1.0
Diversified Telecommunication Services	0.8
Real Estate Management & Development	0.6
Short Term Investments	5.9
Other Assets & Liabilities	(5.1)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See Note 2)

SPDR® MSCI EM Beyond BRIC ETF —
Management’s Discussion of Fund Performance

The SPDR MSCI EM Beyond BRIC ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon the emerging markets of the world, excluding Brazil, Russia, India, and China.

For the period that began December 4, 2013, and ended September 30, 2014 (the “Reporting Period”), the total return for the Fund was 4.55%, and the total return for the MSCI EM BRIC Index (the “Index”) was 5.29%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The difference between the Fund’s performance and that of the Index can be attributed to Fund expenses, a slight cash drag, security misweights and compounding (the exponential growth of outperformance or underperformance).

The global equity markets got off to a strong start during the Reporting Period, but emerging markets underperformed their developed market counterparts as the tapering of the US Federal Reserve’s asset purchase program contributed to a US dollar rally and weakness in some emerging market currencies. Investor sentiment was resilient, but conflict between Russia and Ukraine in 2014 caused higher volatility in Russian stocks across the size spectrum as well as in the region consisting of Europe, the Middle East, and Africa. Political tensions also increased between Russia and the United States and the European Union as economic sanctions were announced. The Index outperformed the MSCI Emerging Markets Index (which includes BRIC countries) year-to-date because the Index had no exposure to Russian and Chinese securities and was relatively overweight to Indonesian, Thai, and Filipino securities. However, having no exposure to Indian securities created a negative relative performance versus the broad MSCI Emerging Market Index.

On an individual security level, the top positive contributors to the Fund’s performance were Taiwan Semiconductor, Hon Hai Precision, PT Bank Central Asia and PT Bank Rakyat Indonesia. The top negative contributors to the Fund’s performance were Samsung Electronics, Hyundai Motor Company, Hyundai Heavy Industries and African Bank Investments.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR MSCI EM Beyond BRIC ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/4/13, 12/5/13, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR MSCI EM Beyond BRIC ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2014 is 0.55%.

PERFORMANCE AS OF SEPTEMBER 30, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	MSCI EM BEYOND	NET ASSET	MARKET	MSCI EM BEYOND
	VALUE	VALUE	BRIC INDEX	VALUE	VALUE	BRIC INDEX

SINCE INCEPTION (1)	4.38%	4.33%	5.29%	N/A	N/A	N/A

(1)	For the period December 4, 2013 to September 30, 2014.

SPDR MSCI EM Beyond BRIC ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	SPDR MSCI
	EM Beyond	MSCI EM
	BRIC ETF	Beyond BRIC
	(a)	Index (b)
12/4/2013	10000	10000
12/31/2013	10091	10092
1/31/2014	9454	9515
2/28/2014	9880	9934
3/31/2014	10277	10320
4/30/2014	10404	10455
5/31/2014	10652	10698
6/30/2014	10775	10840
7/31/2014	10885	10954
8/30/2014	11079	11150
9/30/2014	10455	10529

Past Performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR MSCI EM Beyond BRIC ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2014

	TAIWAN
	SEMICONDUCTOR
	MANUFACTURING CO.,	SAMSUNG ELECTRONICS	AMERICA MOVIL SAB
DESCRIPTION	LTD. ADR	CO., LTD. GDR	DE CV	NASPERS, LTD.	MTN GROUP, LTD.

MARKET VALUE	$97,893	93,043	77,211	66,227	47,629

% OF NET ASSETS	3.2	3.0	2.5	2.1	1.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2014*

PERCENT OF
INDUSTRY**	NET ASSETS

Banks	21.8%
Wireless Telecommunication Services	7.1
Semiconductors & Semiconductor Equipment	5.4
Technology Hardware, Storage & Peripherals	4.8
Oil, Gas & Consumable Fuels	4.8
Metals & Mining	4.0
Industrial Conglomerates	3.5
Media	3.5
Construction Materials	3.1
Diversified Financial Services	2.9
Food & Staples Retailing	2.8
Food Products	2.8
Chemicals	2.6
Electric Utilities	2.5
Electronic Equipment, Instruments & Components	2.5
Insurance	2.5
Diversified Telecommunication Services	2.3
Automobiles	1.7
Beverages	1.5
Real Estate Management & Development	1.5
Construction & Engineering	1.2
Pharmaceuticals	1.2
Transportation Infrastructure	1.1
Specialty Retail	1.0
Hotels, Restaurants & Leisure	0.9
Real Estate Investment Trusts	0.9
Household Durables	0.8
Household Products	0.8
Multiline Retail	0.8
Health Care Providers & Services	0.7
Auto Components	0.7
Gas Utilities	0.7
Tobacco	0.7
Independent Power and Renewable Electricity Producers	0.6
Machinery	0.6
Capital Markets	0.5
Airlines	0.5
Internet Software & Services	0.5
Energy Equipment & Services	0.5
Trading Companies & Distributors	0.4
Multi-Utilities	0.3
Textiles, Apparel & Luxury Goods	0.3
Distributors	0.2
Personal Products	0.1
Consumer Finance	0.1
Software	0.0 ***
Short Term Investments	2.2
Other Assets & Liabilities	(1.9)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See Note 2)
***	Amount shown represents less than 0.05% of net assets.

SPDR MSCI EAFE Quality Mix ETF —
Portfolio Summary

The Fund had less than six months of operations at reporting period end and therefore does not have performance history to provide in this report.

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2014

				NOVO NORDISK A/S
DESCRIPTION	ROCHE HOLDING AG	NESTLE SA	NOVARTIS AG	(CLASS B)	TOTAL SA

MARKET VALUE	$139,550	137,412	130,767	84,609	82,673

% OF NET ASSETS	2.4	2.4	2.3	1.5	1.4

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2014*

	PERCENT OF
INDUSTRY**	NET ASSETS

Pharmaceuticals	12.9%
Banks	9.9
Oil, Gas & Consumable Fuels	5.8
Food Products	5.7
Diversified Telecommunication Services	4.5
Chemicals	3.6
Insurance	3.6
Metals & Mining	3.1
Media	2.6
Beverages	2.6
Real Estate Investment Trusts	2.4
Tobacco	2.3
Electric Utilities	2.3
Food & Staples Retailing	2.2
Automobiles	2.1
Hotels, Restaurants & Leisure	2.0
Multi-Utilities	2.0
Wireless Telecommunication Services	1.7
Specialty Retail	1.7
Household Products	1.6
Textiles, Apparel & Luxury Goods	1.6
Machinery	1.5
Capital Markets	1.3
Road & Rail	1.3
Software	1.2
Trading Companies & Distributors	1.2
Health Care Equipment & Supplies	1.1
Professional Services	1.0
Aerospace & Defense	0.9
Real Estate Management & Development	0.9
Personal Products	0.9
Diversified Financial Services	0.8
Commercial Services & Supplies	0.8
Airlines	0.8
Auto Components	0.8
Health Care Providers & Services	0.7
Gas Utilities	0.7
Industrial Conglomerates	0.7
Electrical Equipment	0.7
Biotechnology	0.6
Building Products	0.5
Multiline Retail	0.5
Transportation Infrastructure	0.5
Energy Equipment & Services	0.4
Electronic Equipment, Instruments & Components	0.3
Marine	0.3
Construction & Engineering	0.3
Air Freight & Logistics	0.3
Household Durables	0.3
Technology Hardware, Storage & Peripherals	0.3
IT Services	0.2
Construction Materials	0.2
Containers & Packaging	0.2
Leisure Products	0.2
Internet Software & Services	0.2
Communications Equipment	0.1
Diversified Consumer Services	0.1
Water Utilities	0.1
Semiconductors & Semiconductor Equipment	0.1
Independent Power and Renewable Electricity Producers	0.1
Health Care Technology	0.1
Paper & Forest Products	0.0	***
Internet & Catalog Retail	0.0	***
Short Term Investments	0.0	***
Other Assets & Liabilities	0.6

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See Note 2)
***	Amount shown represents less than 0.05% of net assets.

SPDR MSCI Emerging Markets Quality Mix ETF —
Portfolio Summary

The Fund had less than six months of operations at reporting period end and therefore does not have performance history to provide in this report.

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2014

		TAIWAN SEMICONDUCTOR	SAMSUNG
		MANUFACTURING CO.,	ELECTRONICS CO.,	TENCENT
DESCRIPTION	CHINA MOBILE, LTD.	LTD.	LTD. GDR	HOLDINGS, LTD.	GAZPROM OAO ADR

MARKET VALUE	$173,372	153,849	151,895	123,114	121,975

% OF NET ASSETS	2.9	2.6	2.6	2.1	2.0

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2014*

	PERCENT OF
INDUSTRY**	NET ASSETS

Banks	17.1%
Oil, Gas & Consumable Fuels	10.9
Wireless Telecommunication Services	9.1
Technology Hardware, Storage & Peripherals	5.7
Semiconductors & Semiconductor Equipment	3.7
Insurance	3.1
Food & Staples Retailing	3.0
Metals & Mining	2.9
Internet Software & Services	2.9
IT Services	2.9
Automobiles	2.5
Diversified Telecommunication Services	2.4
Food Products	2.2
Electronic Equipment, Instruments & Components	1.9
Pharmaceuticals	1.8
Beverages	1.7
Industrial Conglomerates	1.6
Gas Utilities	1.6
Transportation Infrastructure	1.5
Diversified Financial Services	1.5
Health Care Providers & Services	1.5
Personal Products	1.4
Independent Power and Renewable Electricity Producers	1.4
Real Estate Management & Development	1.2
Tobacco	1.2
Construction Materials	1.1
Chemicals	1.0
Electric Utilities	1.0
Auto Components	0.8
Multiline Retail	0.8
Specialty Retail	0.8
Construction & Engineering	0.8
Hotels, Restaurants & Leisure	0.8
Household Products	0.6
Water Utilities	0.6
Textiles, Apparel & Luxury Goods	0.4
Household Durables	0.4
Machinery	0.4
Capital Markets	0.3
Media	0.3
Software	0.3
Multi-Utilities	0.3
Airlines	0.2
Real Estate Investment Trusts	0.2
Commercial Services & Supplies	0.2
Electrical Equipment	0.2
Trading Companies & Distributors	0.2
Marine	0.2
Leisure Products	0.1
Paper & Forest Products	0.1
Air Freight & Logistics	0.1
Consumer Finance	0.1
Distributors	0.1
Diversified Consumer Services	0.1
Communications Equipment	0.0	***
Building Products	0.0	***
Aerospace & Defense	0.0	***
Containers & Packaging	0.0	***
Energy Equipment & Services	0.0	***
Short Term Investments	0.2
Other Assets & Liabilities	0.6

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See Note 2)
***	Amount shown represents less than 0.05% of net assets.

SPDR MSCI World Quality Mix ETF —
Portfolio Summary

The Fund had less than six months of operations at reporting period end and therefore does not have performance history to provide in this report.

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2014

					THE PROCTER &
DESCRIPTION	APPLE, INC.	EXXON MOBIL CORP.	MICROSOFT CORP.	JOHNSON & JOHNSON	GAMBLE CO.

MARKET VALUE	$141,050	131,200	111,079	102,113	71,598

% OF NET ASSETS	2.4	2.2	1.9	1.7	1.2

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2014*

	PERCENT OF
INDUSTRY**	NET ASSETS

Pharmaceuticals	8.6%
Oil, Gas & Consumable Fuels	7.7
Banks	6.3
IT Services	3.7
Insurance	3.6
Food Products	3.6
Software	3.4
Diversified Telecommunication Services	3.4
Specialty Retail	3.2
Technology Hardware, Storage & Peripherals	3.0
Household Products	2.9
Hotels, Restaurants & Leisure	2.8
Beverages	2.6
Chemicals	2.6
Food & Staples Retailing	2.3
Electric Utilities	2.2
Real Estate Investment Trusts	2.1
Aerospace & Defense	1.9
Multi-Utilities	1.9
Road & Rail	1.8
Health Care Providers & Services	1.8
Media	1.8
Biotechnology	1.7
Health Care Equipment & Supplies	1.7
Metals & Mining	1.6
Internet Software & Services	1.5
Capital Markets	1.3
Tobacco	1.2
Communications Equipment	1.2
Automobiles	1.2
Textiles, Apparel & Luxury Goods	1.1
Machinery	1.1
Multiline Retail	1.1
Commercial Services & Supplies	1.1
Energy Equipment & Services	1.0
Wireless Telecommunication Services	0.9
Industrial Conglomerates	0.9
Diversified Financial Services	0.9
Professional Services	0.7
Trading Companies & Distributors	0.7
Semiconductors & Semiconductor Equipment	0.6
Air Freight & Logistics	0.5
Airlines	0.5
Auto Components	0.4
Electrical Equipment	0.4
Internet & Catalog Retail	0.3
Electronic Equipment, Instruments & Components	0.3
Household Durables	0.3
Transportation Infrastructure	0.2
Consumer Finance	0.2
Construction & Engineering	0.2
Marine	0.2
Real Estate Management & Development	0.2
Personal Products	0.1
Thrifts & Mortgage Finance	0.1
Gas Utilities	0.1
Building Products	0.1
Distributors	0.1
Diversified Consumer Services	0.1
Leisure Products	0.1
Construction Materials	0.1
Containers & Packaging	0.1
Life Sciences Tools & Services	0.1
Paper & Forest Products	0.1
Water Utilities	0.0	***
Independent Power and Renewable Electricity Producers	0.0	***
Health Care Technology	0.0	***
Short Term Investments	0.2
Other Assets & Liabilities	0.3

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See Note 2)
***	Amount shown represents less than 0.05% of net assets.

SPDR MSCI Australia Quality Mix ETF —
Portfolio Summary

The Fund had less than six months of operations at reporting period end and therefore does not have performance history to provide in this report.

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2014

DESCRIPTION	BHP BILLITON, LTD.	WESFARMERS, LTD.	WOOLWORTHS, LTD.	CSL, LTD.	TELSTRA CORP., LTD.

MARKET VALUE	$474,059	387,109	362,327	338,921	276,272

% OF NET ASSETS	8.5	6.9	6.5	6.1	4.9

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2014*

PERCENT OF
INDUSTRY**	NET ASSETS

Banks	18.6%
Metals & Mining	13.8
Food & Staples Retailing	13.7
Real Estate Investment Trusts	7.6
Biotechnology	6.1
Oil, Gas & Consumable Fuels	5.3
Diversified Telecommunication Services	5.0
Insurance	4.1
Containers & Packaging	3.3
Commercial Services & Supplies	2.8
Health Care Providers & Services	2.6
Transportation Infrastructure	2.4
Chemicals	1.9
Diversified Financial Services	1.7
Hotels, Restaurants & Leisure	1.7
Multi-Utilities	1.4
Construction Materials	1.2
Professional Services	0.8
Real Estate Management & Development	0.7
Road & Rail	0.6
Capital Markets	0.6
Health Care Equipment & Supplies	0.5
Gas Utilities	0.5
Beverages	0.5
Air Freight & Logistics	0.4
Energy Equipment & Services	0.4
Construction & Engineering	0.3
Multiline Retail	0.2
Airlines	0.1
Electric Utilities	0.1
IT Services	0.1
Media	0.1
Other Assets & Liabilities	0.9

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See Note 2)

SPDR MSCI Canada Quality Mix ETF —
Portfolio Summary

The Fund had less than six months of operations at reporting period end and therefore does not have performance history to provide in this report.

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2014

	CANADIAN NATIONAL	CANADIAN IMPERIAL	ROYAL BANK	THE TORONTO-DOMINION
DESCRIPTION	RAILWAY CO.	BANK OF COMMERCE	OF CANADA	BANK	SUNCOR ENERGY, INC.

MARKET VALUE	$117,890	110,532	108,591	106,677	102,091

% OF NET ASSETS	3.9	3.7	3.6	3.6	3.4

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2014*

PERCENT OF
INDUSTRY**	NET ASSETS

Oil, Gas & Consumable Fuels	22.4%
Banks	18.3
Insurance	8.9
Food & Staples Retailing	6.5
Chemicals	5.2
Metals & Mining	4.9
Road & Rail	4.4
Diversified Telecommunication Services	3.4
Capital Markets	2.8
Hotels, Restaurants & Leisure	2.7
Auto Components	2.2
Media	2.2
Multiline Retail	1.9
Food Products	1.9
Real Estate Management & Development	1.5
IT Services	1.4
Textiles, Apparel & Luxury Goods	1.3
Electric Utilities	1.2
Multi-Utilities	1.1
Software	1.1
Trading Companies & Distributors	0.9
Real Estate Investment Trusts	0.8
Wireless Telecommunication Services	0.6
Diversified Financial Services	0.4
Pharmaceuticals	0.4
Aerospace & Defense	0.3
Technology Hardware, Storage & Peripherals	0.3
Health Care Providers & Services	0.2
Construction & Engineering	0.1
Independent Power and Renewable Electricity Producers	0.1
Short Term Investments	0.1
Other Assets & Liabilities	0.5

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See Note 2)

SPDR MSCI Germany Quality Mix ETF —
Portfolio Summary

The Fund had less than six months of operations at reporting period end and therefore does not have performance history to provide in this report.

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2014

				MUENCHENER
DESCRIPTION	ALLIANZ SE	SIEMENS AG	BAYER AG	RUECKVERSICHERUNGS AG	BASF SE

MARKET VALUE	$305,144	290,522	251,330	249,377	248,734

% OF NET ASSETS	5.7	5.4	4.7	4.6	4.6

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2014*

PERCENT OF
INDUSTRY**	NET ASSETS

Insurance	12.2%
Chemicals	9.0
Automobiles	8.9
Pharmaceuticals	8.1
Health Care Providers & Services	6.8
Multi-Utilities	6.1
Industrial Conglomerates	5.4
Media	5.1
Diversified Telecommunication Services	4.5
Textiles, Apparel & Luxury Goods	4.4
Software	4.3
Air Freight & Logistics	3.6
Household Products	3.3
Personal Products	3.0
Machinery	2.7
Capital Markets	2.5
Auto Components	2.0
Semiconductors & Semiconductor Equipment	1.8
Internet Software & Services	1.5
Biotechnology	1.1
Banks	0.8
Diversified Financial Services	0.5
Trading Companies & Distributors	0.4
Airlines	0.4
Food & Staples Retailing	0.4
Metals & Mining	0.3
Construction Materials	0.3
Transportation Infrastructure	0.3
Real Estate Management & Development	0.2
Construction & Engineering	0.1
Electrical Equipment	0.1
Short Term Investments	0.0 ***
Other Assets & Liabilities	(0.1)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See Note 2)
***	Amount shown represents less than 0.05% of net assets.

SPDR MSCI Japan Quality Mix ETF —
Portfolio Summary

The Fund had less than six months of operations at reporting period end and therefore does not have performance history to provide in this report.

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2014

		FUJI HEAVY
DESCRIPTION	KDDI CORP.	INDUSTRIES, LTD.	NTT DOCOMO, INC.	JAPAN TOBACCO, INC.	TOYOTA MOTOR CORP.

MARKET VALUE	$156,268	148,749	146,847	133,321	129,619

% OF NET ASSETS	2.6	2.5	2.4	2.2	2.1

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2014*

	PERCENT OF
INDUSTRY**	NET ASSETS

Banks	9.1%
Automobiles	8.7
Pharmaceuticals	7.5
Wireless Telecommunication Services	5.5
Machinery	4.8
Road & Rail	4.6
Specialty Retail	4.1
Electronic Equipment, Instruments & Components	4.1
Trading Companies & Distributors	3.8
Chemicals	2.6
Auto Components	2.4
Personal Products	2.3
Tobacco	2.2
Real Estate Management & Development	2.2
Hotels, Restaurants & Leisure	2.0
Leisure Products	2.0
Food Products	1.9
Food & Staples Retailing	1.8
Household Durables	1.8
Technology Hardware, Storage & Peripherals	1.7
Real Estate Investment Trusts	1.5
Internet Software & Services	1.4
IT Services	1.4
Construction & Engineering	1.4
Oil, Gas & Consumable Fuels	1.4
Commercial Services & Supplies	1.3
Insurance	1.3
Gas Utilities	1.3
Household Products	1.2
Airlines	1.2
Software	1.1
Diversified Telecommunication Services	1.0
Health Care Equipment & Supplies	0.9
Beverages	0.9
Electric Utilities	0.8
Metals & Mining	0.6
Health Care Providers & Services	0.6
Health Care Technology	0.5
Electrical Equipment	0.5
Industrial Conglomerates	0.5
Multiline Retail	0.4
Air Freight & Logistics	0.4
Building Products	0.4
Textiles, Apparel & Luxury Goods	0.3
Diversified Consumer Services	0.3
Media	0.3
Diversified Financial Services	0.3
Capital Markets	0.2
Independent Power and Renewable Electricity Producers	0.2
Transportation Infrastructure	0.2
Marine	0.1
Internet & Catalog Retail	0.1
Semiconductors & Semiconductor Equipment	0.1
Paper & Forest Products	0.1
Construction Materials	0.1
Containers & Packaging	0.0	***
Consumer Finance	0.0	***
Short Term Investments	0.0	***
Other Assets & Liabilities	0.6

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See Note 2)
***	Amount shown represents less than 0.05% of net assets.

SPDR MSCI Mexico Quality Mix ETF —
Portfolio Summary

The Fund had less than six months of operations at reporting period end and therefore does not have performance history to provide in this report.

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2014

	AMERICA MOVIL	FOMENTO ECONOMICO	WAL-MART DE MEXICO	GRUPO TELEVISA	GRUPO MEXICO
DESCRIPTION	SAB DE CV	MEXICANO SAB DE CV	SAB DE CV	SA DE CV	SAB DE CV

MARKET VALUE	$541,174	203,668	193,158	165,028	160,245

% OF NET ASSETS	18.8	7.1	6.7	5.7	5.6

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2014*

	PERCENT OF
INDUSTRY**	NET ASSETS

Wireless Telecommunication Services	18.8%
Beverages	11.5
Food & Staples Retailing	10.3
Banks	8.7
Metals & Mining	8.0
Media	6.8
Transportation Infrastructure	6.7
Industrial Conglomerates	5.5
Food Products	5.2
Multiline Retail	3.3
Construction Materials	2.9
Construction & Engineering	2.7
Household Products	2.5
Chemicals	2.0
Consumer Finance	1.9
Real Estate Investment Trusts	1.8
Pharmaceuticals	1.4
Short Term Investments	0.0	***
Other Assets & Liabilities	0.0	***

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See Note 2)
***	Amount shown represents less than 0.05% of net assets.

SPDR MSCI South Korea Quality Mix ETF —
Portfolio Summary

The Fund had less than six months of operations at reporting period end and therefore does not have performance history to provide in this report.

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2014

	SAMSUNG ELECTRONICS			HYUNDAI MOBIS
DESCRIPTION	CO., LTD.	HYUNDAI MOTOR CO.	NAVER CORP.	CO., LTD.	KT&G CORP.

MARKET VALUE	$500,241	138,463	113,947	113,004	98,866

% OF NET ASSETS	17.5	4.9	4.0	4.0	3.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2014*

	PERCENT OF
INDUSTRY**	NET ASSETS

Technology Hardware, Storage & Peripherals	17.5%
Automobiles	10.4
Insurance	7.2
Banks	6.5
Auto Components	6.2
Electronic Equipment, Instruments & Components	4.3
Internet Software & Services	4.0
Tobacco	3.5
Personal Products	3.3
Metals & Mining	3.3
Industrial Conglomerates	3.1
Chemicals	2.8
Semiconductors & Semiconductor Equipment	2.4
Electric Utilities	2.1
Wireless Telecommunication Services	1.9
Hotels, Restaurants & Leisure	1.7
Diversified Telecommunication Services	1.6
Oil, Gas & Consumable Fuels	1.5
Multiline Retail	1.5
Machinery	1.4
IT Services	1.4
Food Products	1.4
Household Durables	1.3
Air Freight & Logistics	1.2
Household Products	1.1
Construction & Engineering	1.1
Pharmaceuticals	1.0
Food & Staples Retailing	0.8
Trading Companies & Distributors	0.7
Media	0.5
Aerospace & Defense	0.5
Gas Utilities	0.5
Software	0.5
Capital Markets	0.4
Commercial Services & Supplies	0.4
Consumer Finance	0.3
Electrical Equipment	0.3
Airlines	0.1
Building Products	0.1
Beverages	0.0	***
Marine	0.0	***
Short Term Investments	0.2
Other Assets & Liabilities	0.0	***

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See Note 2)
***	Amount shown represents less than 0.05% of net assets.

SPDR MSCI Spain Quality Mix ETF —
Portfolio Summary

The Fund had less than six months of operations at reporting period end and therefore does not have performance history to provide in this report.

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2014

			BANCO BILBAO
DESCRIPTION	BANCO SANTANDER SA	TELEFONICA SA	VIZCAYA ARGENTARIA SA	IBERDROLA SA	INDITEX SA

MARKET VALUE	$1,252,657	918,464	619,179	532,169	414,007

% OF NET ASSETS	15.2	11.1	7.5	6.4	5.0

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2014*

	PERCENT OF
INDUSTRY**	NET ASSETS

Banks	34.5%
Diversified Telecommunication Services	11.1
Electric Utilities	10.5
Gas Utilities	7.8
Construction & Engineering	6.6
Specialty Retail	5.0
Oil, Gas & Consumable Fuels	4.5
Insurance	3.4
IT Services	3.4
Transportation Infrastructure	2.9
Machinery	2.6
Biotechnology	2.1
Food & Staples Retailing	2.1
Airlines	2.0
Media	1.5
Short Term Investments	0.0	***
Other Assets & Liabilities	0.0	***

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See Note 2)
***	Amount shown represents less than 0.05% of net assets.

SPDR MSCI Taiwan Quality Mix ETF —
Portfolio Summary

The Fund had less than six months of operations at reporting period end and therefore does not have performance history to provide in this report.

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2014

	TAIWAN
	SEMICONDUCTOR
	MANUFACTURING	HON HAI PRECISION	CHUNGHWA TELECOM	DELTA ELECTRONICS,	LARGAN PRECISION
DESCRIPTION	CO., LTD.	INDUSTRY CO., LTD.	CO., LTD.	INC.	CO., LTD.

MARKET VALUE	$745,574	366,081	319,539	284,028	214,994

% OF NET ASSETS	12.9	6.3	5.5	4.9	3.7

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2014*

	PERCENT OF
INDUSTRY**	NET ASSETS

Semiconductors & Semiconductor Equipment	23.3%
Electronic Equipment, Instruments & Components	19.2
Technology Hardware, Storage & Peripherals	15.2
Banks	10.7
Diversified Telecommunication Services	5.6
Wireless Telecommunication Services	4.4
Food & Staples Retailing	2.6
Chemicals	2.2
Food Products	2.0
Insurance	1.7
Textiles, Apparel & Luxury Goods	1.7
Metals & Mining	1.6
Auto Components	1.5
Leisure Products	1.4
Diversified Financial Services	1.2
Construction Materials	1.1
Oil, Gas & Consumable Fuels	0.6
Marine	0.5
Airlines	0.5
Industrial Conglomerates	0.4
Capital Markets	0.4
Pharmaceuticals	0.3
Electrical Equipment	0.3
Real Estate Management & Development	0.3
Specialty Retail	0.2
Hotels, Restaurants & Leisure	0.2
Automobiles	0.1
Multiline Retail	0.1
Construction & Engineering	0.1
Building Products	0.0	***
Short Term Investments	0.6
Other Assets & Liabilities	0.0	***

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See Note 2)
***	Amount shown represents less than 0.05% of net assets.

SPDR MSCI United Kingdom Quality Mix ETF —
Portfolio Summary

The Fund had less than six months of operations at reporting period end and therefore does not have performance history to provide in this report.

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2014

			ROYAL DUTCH SHELL	BRITISH AMERICAN
DESCRIPTION	HSBC HOLDINGS PLC	BP PLC	PLC (CLASS A)	TOBACCO PLC	ASTRAZENECA PLC

MARKET VALUE	$275,715	260,317	233,347	214,278	202,834

% OF NET ASSETS	4.8	4.5	4.1	3.8	3.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2014*

	PERCENT OF
INDUSTRY**	NET ASSETS

Oil, Gas & Consumable Fuels	12.0%
Pharmaceuticals	9.0
Banks	8.1
Media	6.2
Tobacco	4.9
Aerospace & Defense	4.7
Multi-Utilities	4.4
Hotels, Restaurants & Leisure	4.4
Food Products	3.9
Beverages	3.8
Insurance	3.6
Household Products	3.5
Metals & Mining	3.3
Wireless Telecommunication Services	2.8
Real Estate Investment Trusts	2.6
Professional Services	2.4
Health Care Equipment & Supplies	2.1
Multiline Retail	1.9
Capital Markets	1.7
Chemicals	1.5
Diversified Telecommunication Services	1.4
Trading Companies & Distributors	1.4
Commercial Services & Supplies	1.3
Electric Utilities	1.2
Food & Staples Retailing	1.1
Textiles, Apparel & Luxury Goods	0.9
Energy Equipment & Services	0.8
Containers & Packaging	0.7
Industrial Conglomerates	0.6
Software	0.6
Machinery	0.5
Specialty Retail	0.5
Airlines	0.4
Air Freight & Logistics	0.3
Water Utilities	0.3
Internet & Catalog Retail	0.2
Diversified Financial Services	0.1
Auto Components	0.1
Household Durables	0.0	***
Semiconductors & Semiconductor Equipment	0.0	***
Short Term Investments	0.1
Other Assets & Liabilities	0.7

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See Note 2)
***	Amount shown represents less than 0.05% of net assets.

SPDR® Russell/Nomura PRIMETM Japan ETF —
Management’s Discussion of Fund Performance

The SPDR Russell/Nomura Small Cap Japan ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon the Japanese equity market.

For the 12-month period ended September 30, 2014 (the “Reporting Period”), the total return for the Fund was 1.01%, and the total return for the Russell/Nomura PRIMEtm Index (the “Index”) was 1.48%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The difference between the Fund’s performance and that of the Index can be attributed primarily to the expenses of managing the Fund, as well as cash, security misweights and compounding (the exponential growth of outperformance or underperformance).

Japan benefited tremendously in 2013 from the enthusiasm surrounding “Abenomics,” which consisted of monetary, fiscal, and structural reform. Although yields in Japan rose in the last several weeks of 2013, net gains for the full fourth quarter were still minimal. Japan reported lower than expected GDP growth in the final quarter of 2013 and the Japanese yen threatened to notch new 2014 highs against the US dollar. The Fund and the Index managed to finish the calendar year in the black with single digit returns. Consumer confidence in Japan declined in February, perhaps in connection with the upcoming VAT tax increase in April. Renewed volatility in Japan took a greater toll on equity returns through the month of March. As a result, the Fund and the Index ended the quarter with negative returns. The economy fell due to a VAT tax hike on April 1st. Japanese GDP in the second quarter fell, wiping out the increase in the first quarter. Household spending remained disappointing and unemployment ticked up. Luckily, Japanese equities got a jolt in June, as rumors began to swirl that the Government Investment Pension Fund would potentially reallocate its holdings sometime in August or September and could potentially move 20% of its portfolio out of Japanese domestic bonds and into domestic equities. This potential reallocation sparked some confidence in Prime Minister Abe and his strong support of implementing the much needed reforms. Whether Abenomics would be successful remained to be seen, but clearly the fiscal stimulus package helped to boost growth in the near term. During the last quarter of the Reporting Period, the verdict seemed to still be out on whether or not the steps being taken were enough to rid the economy of almost two decades of deflation.

On an individual security level, the top positive contributors to the Fund’s performance were Astellas Pharma Inc., Nippon Telegraph and Telephone Corporation, and Murata Manufacturing Co., Ltd. The top negative contributors to the Fund’s performance were Mitsubishi UFJ Financial Group, Inc., Mitsubishi Estate Company, Limited, and Sumitomo Mitsui Financial Group, Inc.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fund.

SPDR Russell/Nomura PRIME Japan ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/9/06, 11/14/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Russell/Nomura PRIME Japan ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2014 is 0.50%.

PERFORMANCE AS OF SEPTEMBER 30, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	RUSSELL/NOMURA	NET ASSET	MARKET	RUSSELL/NOMURA
	VALUE	VALUE	PRIME INDEX	VALUE	VALUE	PRIME INDEX

ONE YEAR	1.01%	0.71%	1.48%	1.01%	0.71%	1.48%

THREE YEARS	27.37%	31.06%	29.88%	8.40%	9.43%	9.10%

FIVE YEARS	27.90%	29.48%	32.15%	5.04%	5.30%	5.73%

SINCE INCEPTION (1)	0.42%	0.64%	5.28%	0.05%	0.08%	0.65%

(1)	For the period November 9, 2006 to September 30, 2014.

SPDR Russell/Nomura PRIME Japan ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	SPDR Russell/Nomura
	PRIME Japan	Russell/ Nomura
	ETF	PRIME Index
	10000	10000
11/9/2006	10321	10323
12/31/2006	10515	10520
1/31/2007	10606	10611
2/28/2007	11003	11025
3/31/2007	10859	10886
4/7/2007	10657	10688
5/7/2007	10800	10822
6/7/2007	10766	10803
7/31/2007	10718	10771
8/31/2007	10422	10451
9/30/2007	10619	10661
10/31/2007	10604	10666
11/30/2007	10408	10483
12/31/2007	9988	9921
1/31/2008	9546	9591
2/29/2008	9600	9650
3/31/2008	9284	9329
4/30/2008	9897	9944
5/31/2008	10161	10204
6/30/2008	9462	9520
7/31/2008	9152	9206
8/31/2008	8782	8844
9/30/2008	7807	7870
10/1/2008	6714	6767
11/2/2008	6691	6732
12/3/2008	7243	7322
1/9/2009	6746	6790
2/9/2009	5898	5943
3/9/2009	6037	6078
4/30/2009	6548	6609
5/31/2009	7239	7297
6/30/2009	7399	7467
7/9/2009	7654	7749
8/31/2009	7973	8074
9/30/2009	7852	7965
10/31/2009	7619	7741
11/30/2009	7531	7641
12/31/2009	7552	7693
1/31/2010	7698	7819
2/28/2010	7804	7923
3/31/2010	8189	8315
4/30/2010	8198	8329
5/31/2010	7552	7669
6/30/2010	7447	7553
7/31/2010	7675	7793
8/31/2010	7503	7626
9/30/2010	7841	7967
10/31/2010	7988	8104
11/30/2010	8127	8261
12/31/2010	8738	8841
1/31/2011	8736	8926
2/28/2011	9128	9327
3/31/2011	8308	8511
4/30/2011	8327	8498
5/31/2011	8190	8389
6/30/2011	8329	8550
7/31/2011	8631	8862
8/31/2011	7983	8199
9/30/2011	7885	8106
10/31/2011	7845	8060
11/30/2011	7507	7719
12/31/2011	7585	7793
1/31/2012	7903	8132
2/29/2012	8238	8478
3/31/2012	8361	8611
4/30/2012	8112	8294
5/31/2012	7394	7611
6/30/2012	7772	8003
7/31/2012	7584	7818
8/31/2012	7516	7757
9/30/2012	7700	7951
10/31/2012	7554	7796
11/30/2012	7690	7949
12/31/2012	8070	8371
1/31/2013	8348	8633
2/28/2013	8569	8865
3/31/2013	8980	9320
4/30/2013	9742	10111
5/31/2013	9157	9521
6/30/2013	9307	9672
7/31/2013	9357	9751
8/31/2013	9171	9554
9/30/2013	9942	10374
10/31/2013	9934	10368
11/30/2013	10075	10498
12/31/2013	10162	10597
1/31/2014	9812	10239
2/28/2014	9743	10166
3/31/2014	9649	10084
4/30/2014	9414	9834
5/31/2014	9772	10211
6/30/2014	10300	10776
7/31/2014	10373	10846
8/30/2014	10174	10636
9/30/2014	10042	10528

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR Russell/Nomura PRIME Japan ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2014

		MITSUBISHI UFJ	SUMITOMO MITSUI	HONDA MOTOR
DESCRIPTION	TOYOTA MOTOR CORP.	FINANCIAL GROUP, INC.	FINANCIAL GROUP, INC.	CO., LTD.	SOFTBANK CORP.

MARKET VALUE	$1,035,600	643,409	489,102	487,545	470,683

% OF NET ASSETS	3.8	2.4	1.8	1.8	1.7

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2014*

PERCENT OF
INDUSTRY**	NET ASSETS

Banks	8.9%
Automobiles	8.6
Machinery	6.6
Electronic Equipment, Instruments & Components	5.9
Pharmaceuticals	5.5
Road & Rail	4.2
Chemicals	4.0
Trading Companies & Distributors	3.8
Wireless Telecommunication Services	3.6
Auto Components	3.4
Real Estate Management & Development	3.1
Technology Hardware, Storage & Peripherals	2.9
Household Durables	2.6
Insurance	2.2
Metals & Mining	1.9
Construction & Engineering	1.8
Electrical Equipment	1.8
Diversified Telecommunication Services	1.7
Food & Staples Retailing	1.6
Specialty Retail	1.5
Capital Markets	1.4
Electric Utilities	1.3
Beverages	1.3
Food Products	1.3
Building Products	1.2
Personal Products	1.1
Tobacco	1.1
Commercial Services & Supplies	1.0
Leisure Products	1.0
Oil, Gas & Consumable Fuels	1.0
Multiline Retail	1.0
Health Care Equipment & Supplies	0.9
IT Services	0.8
Gas Utilities	0.8
Industrial Conglomerates	0.8
Software	0.7
Diversified Financial Services	0.7
Media	0.6
Semiconductors & Semiconductor Equipment	0.6
Internet Software & Services	0.5
Textiles, Apparel & Luxury Goods	0.5
Hotels, Restaurants & Leisure	0.4
Airlines	0.4
Health Care Providers & Services	0.4
Internet & Catalog Retail	0.4
Consumer Finance	0.3
Marine	0.3
Air Freight & Logistics	0.2
Household Products	0.2
Construction Materials	0.2
Professional Services	0.2
Paper & Forest Products	0.2
Independent Power and Renewable Electricity Producers	0.1
Transportation Infrastructure	0.1
Diversified Consumer Services	0.1
Biotechnology	0.1
Distributors	0.1
Containers & Packaging	0.1
Communications Equipment	0.0 ***
Health Care Technology	0.0 ***
Short Term Investments	14.6
Other Assets & Liabilities	(13.6)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See Note 2)
***	Amount shown represents less than 0.05% of net assets.

SPDR® Russell/Nomura Small CapTM Japan ETF —
Management’s Discussion of Fund Performance

The SPDR Russell/Nomura Small Cap Japan ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon the Japanese small cap equity market.

For the 12-month period ended September 30, 2014 (the “Reporting Period”), the total return for the Fund was 0.31%, and the total return for the Russell/Nomura Japan Small Captm Index (the “Index”) was 2.82%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The difference in Fund performance, relative to its Index, can be attributed to Fund expenses, cash drag, optimization and compounding (the exponential growth of outperformance or underperformance).

Japan benefited tremendously in 2013 from the enthusiasm surrounding “Abenomics”, which consisted of monetary, fiscal, and structural reform. Although yields in Japan rose in the last several weeks of 2013, net gains for the full fourth quarter were still minimal. Japan reported lower than expected GDP growth in the final quarter of 2013, and the Japanese yen threatened to notch new 2014 highs against the US dollar. The Fund and the Index managed to finish the calendar year in the black with single digit returns. Consumer confidence in Japan declined in February, perhaps in connection with the upcoming VAT tax increase in April. Renewed volatility in Japan fell on equity returns through the month of March. As a result, the Fund and the Index ended the quarter with negative returns. The economy fell due to a VAT tax hike on April 1st. Japanese GDP in the second quarter fell, wiping out the increase in the first quarter. Household spending remained disappointing and unemployment ticked up. Luckily, Japanese equities got a jolt in June, as rumors began to swirl that the Government Investment Pension Fund would potentially reallocate its holdings sometime in August or September and could potentially move 20% of its portfolio out of Japanese domestic bonds and into domestic equities. This potential reallocation sparked some confidence in Prime Minister Abe and his strong support of implementing the much needed reforms. Whether Abenomics would be successful remained to be seen, but clearly the fiscal stimulus package helped to boost growth in the near term. During the fourth quarter of the Reporting Period, the verdict seemed to still be out on whether or not the steps being taken were enough to rid the economy of almost two decades of deflation.

On an individual security level, the top positive contributors to the Fund’s performance were Minebea Co., Ltd., Alps Electric Co., Ltd., and Kaken Pharmaceutical Co., Ltd. The top negative contributors to the Fund’s performance were Tokyo Dome Corporation, TS Tech Co., Ltd., and Wacom Co., Ltd.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR Russell/Nomura Small Cap Japan ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/9/06, 11/14/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Russell/Nomura Small Cap Japan ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2014 is 0.55%.

PERFORMANCE AS OF SEPTEMBER 30, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			RUSSELL/NOMURA			RUSSELL/NOMURA
	NET ASSET	MARKET	JAPAN SMALL CAP	NET ASSET	MARKET	JAPAN SMALL CAP
	VALUE	VALUE	INDEX	VALUE	VALUE	INDEX

ONE YEAR	0.31%	0.15%	2.82%	0.31%	0.15%	2.82%

THREE YEARS	21.79%	23.99%	30.00%	6.79%	7.43%	9.14%

FIVE YEARS	36.03%	37.28%	45.76%	6.35%	6.54%	7.83%

SINCE INCEPTION (1)	18.27%	18.32%	29.07%	2.15%	2.15%	3.29%

(1)	For the period November 9, 2006 to September 30, 2014.

SPDR Russell/Nomura Small Cap Japan ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	SPDR Russell/
	Nomura Small	Russell/ Nomura
	Cap Japan	Japan Small
	ETF	Cap Index
	10000	10000
11/9/2006	10421	10352
12/31/2006	10437	10359
1/31/2007	10616	10518
2/28/2007	11009	10854
3/31/2007	10935	10738
4/30/2007	10680	10511
5/31/2007	10437	10302
6/30/2007	10449	10378
7/31/2007	10447	10379
8/31/2007	9970	9893
9/30/2007	9943	9923
10/31/2007	10046	10088
11/30/2007	9760	9806
12/31/2007	9229	9164
1/31/2008	8783	8903
2/29/2008	8869	8995
3/31/2008	8927	9026
4/30/2008	9077	9166
5/31/2008	9384	9429
6/30/2008	8852	8897
7/31/2008	8560	8648
8/31/2008	8245	8304
9/30/2008	7472	7533
10/1/2008	6769	6800
11/2/2008	7049	7079
12/3/2008	7582	7681
1/9/2009	7138	7209
2/9/2009	6186	6248
3/9/2009	6434	6503
4/30/2009	6812	6899
5/31/2009	7652	7764
6/30/2009	8131	8246
7/9/2009	8316	8437
8/31/2009	8799	8933
9/30/2009	8694	8855
10/31/2009	8344	8541
11/30/2009	8080	8243
12/31/2009	7968	8131
1/31/2010	8180	8297
2/28/2010	8340	8467
3/31/2010	8717	8867
4/30/2010	8938	9159
5/31/2010	8276	8526
6/30/2010	8448	8557
7/31/2010	8520	8628
8/31/2010	8311	8405
9/30/2010	8658	8741
10/31/2010	8557	8597
11/30/2010	8712	8810
12/31/2010	9529	9602
1/31/2011	9652	9812
2/28/2011	10062	10247
3/31/2011	9443	9617
4/30/2011	9401	9542
5/31/2011	9267	9453
6/30/2011	9623	9818
7/31/2011	10024	10239
8/31/2011	9623	9850
9/30/2011	9711	9928
10/31/2011	9396	9574
11/30/2011	9177	9336
12/31/2011	9262	9481
1/31/2012	9641	9930
2/29/2012	9735	10034
3/31/2012	9970	10336
4/30/2012	9764	10065
5/31/2012	8978	9276
6/30/2012	9357	9720
7/31/2012	9199	9564
8/31/2012	9177	9517
9/30/2012	9415	9768
10/31/2012	9167	9524
11/30/2012	9233	9607
12/31/2012	9560	10029
1/31/2013	9933	10372
2/28/2013	10215	10691
3/31/2013	11006	11474
4/30/2013	11818	12317
5/31/2013	10855	11438
6/30/2013	10722	11317
7/31/2013	10885	11550
8/31/2013	10677	11348
9/30/2013	11791	12554
10/31/2013	11745	12526
11/30/2013	11640	12476
12/31/2013	11706	12572
1/31/2014	11705	12551
2/28/2014	11388	12268
3/31/2014	11456	12356
4/30/2014	11187	12095
5/31/2014	11507	12447
6/30/2014	12307	13343
7/31/2014	12302	13365
8/30/2014	12206	13304
9/30/2014	11827	12907

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR Russell/Nomura Small Cap Japan ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2014

		ALPS ELECTRIC	KOITO MANUFACTURING	HAKUHODO DY	HOSHIZAKI ELECTRIC
DESCRIPTION	MINEBEA CO., LTD.	CO., LTD.	CO., LTD.	HOLDINGS, INC.	CO., LTD.

MARKET VALUE	$640,977	441,161	353,043	316,724	312,722

% OF NET ASSETS	0.9	0.6	0.5	0.4	0.4

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2014*

	PERCENT OF
INDUSTRY**	NET ASSETS

Machinery	8.3%
Banks	7.3
Chemicals	6.1
Electronic Equipment, Instruments & Components	5.7
Auto Components	5.5
Construction & Engineering	5.0
Specialty Retail	3.7
Food Products	3.4
Metals & Mining	2.9
Media	2.8
Food & Staples Retailing	2.8
Pharmaceuticals	2.6
Hotels, Restaurants & Leisure	2.6
Trading Companies & Distributors	2.4
Building Products	2.1
IT Services	2.1
Commercial Services & Supplies	2.1
Software	2.0
Household Durables	1.8
Semiconductors & Semiconductor Equipment	1.8
Electrical Equipment	1.8
Real Estate Management & Development	1.7
Health Care Equipment & Supplies	1.6
Road & Rail	1.5
Personal Products	1.5
Capital Markets	1.5
Textiles, Apparel & Luxury Goods	1.4
Consumer Finance	1.1
Diversified Financial Services	1.1
Beverages	1.0
Multiline Retail	1.0
Transportation Infrastructure	1.0
Health Care Providers & Services	0.8
Oil, Gas & Consumable Fuels	0.8
Technology Hardware, Storage & Peripherals	0.8
Professional Services	0.7
Internet Software & Services	0.7
Leisure Products	0.7
Containers & Packaging	0.6
Paper & Forest Products	0.6
Communications Equipment	0.5
Internet & Catalog Retail	0.5
Health Care Technology	0.4
Biotechnology	0.4
Energy Equipment & Services	0.4
Air Freight & Logistics	0.4
Distributors	0.3
Industrial Conglomerates	0.3
Gas Utilities	0.2
Construction Materials	0.2
Electric Utilities	0.2
Household Products	0.2
Marine	0.2
Life Sciences Tools & Services	0.1
Wireless Telecommunication Services	0.0	***
Aerospace & Defense	0.0	***
Diversified Consumer Services	0.0	***
Airlines	0.0	***
Short Term Investments	18.5
Other Assets & Liabilities	(17.7)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs, except for K.K. daVinci Holdings, which was Level 2 and part of the Real Estate Management & Development Industry, representing 0.00% of net assets. (Note 2)
***	Amount shown represents less then 0.05% of net assets.

SPDR® S&P® Global Dividend ETF —
Management’s Discussion of Fund Performance

The SPDR S&P Global Dividend ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return of an index that tracks stocks of global companies that offer high dividend yields.

For the 12-month period ended September 30, 2014 (the “Reporting Period”), the total return for the Fund was 6.85%, and the total return for the S&P Global Dividend Aristocrats Index (the “Index”) was 6.65%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The difference between the Fund’s performance and that of the Index can be attributed to Fund expenses, cash and small security mis-weights.

Over the Reporting Period, the Fund experienced three quarters of positive returns, followed by one quarter of negative returns. The strength of the Fund was that dividends provided a steady stream of income and have historically accounted for much of the total market returns. Moreover, dividend paying companies were also comparatively less volatile and more mature with solid cash flows and thus provided greater stability. The strongest performing sector during the Reporting Period was utilities, which also happened to be the largest weight in the Fund. These holdings contributed to more than half of the Fund’s return.

On an individual security level, the top positive contributors to the Fund’s performance were Red Electrica Corp. SA, AstraZeneca PLC, and Pepco Holdings, Inc. The top negative contributors to the Fund’s performance were UGL Limited, Tesco PLC, and ALS Ltd.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR S&P Global Dividend ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/29/13, 5/30/13, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Global Dividend ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2014 is 0.40%.

PERFORMANCE AS OF SEPTEMBER 30, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	S&P GLOBAL DIVIDEND	NET ASSET	MARKET	S&P GLOBAL DIVIDEND
	VALUE	VALUE	ARISTOCRATS INDEX	VALUE	VALUE	ARISTOCRATS INDEX

ONE YEAR	6.85%	6.81%	6.65%	6.85%	6.81%	6.65%

SINCE INCEPTION (1)	13.91%	13.76%	13.75%	10.19%	10.08%	10.10%

(1)	For the period May 29, 2013 to September 30, 2014.

SPDR S&P Global Dividend ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	SPDR S&P	S&P Global
	Global Dividend	Dividend Aristocrats
	ETF (a)	Index (b)
	10000	10000
5/31/2013	9899	9895
6/30/2013	9692	9692
7/31/2013	10183	10188
8/31/2013	9999	10002
9/30/2013	10661	10666
10/31/2013	11021	11027
11/30/2013	10867	10869
12/31/2013	11038	11039
1/31/2014	10682	10690
2/28/2014	11222	11228
3/31/2014	11430	11436
4/30/2014	11791	11796
5/31/2014	11928	11922
6/30/2014	12150	12142
7/31/2014	11863	11858
8/30/2014	12024	12013
9/30/2014	11391	11375

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P Global Dividend ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2014

			COMINAR REAL		WILLIAM MORRISON
DESCRIPTION	NEOPOST SA	ASTRAZENECA PLC	ESTATE INVESTMENT TRUST	GDF SUEZ	SUPERMARKETS PLC

MARKET VALUE	$499,858	498,336	475,210	466,614	465,162

% OF NET ASSETS	1.7	1.7	1.6	1.6	1.6

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2014*

PERCENT OF
INDUSTRY**	NET ASSETS

Electric Utilities	14.3%
Multi-Utilities	8.1
Real Estate Investment Trusts	6.9
Banks	6.4
Wireless Telecommunication Services	6.2
Insurance	5.3
Oil, Gas & Consumable Fuels	4.2
Food & Staples Retailing	4.0
Construction & Engineering	3.7
Pharmaceuticals	3.6
Real Estate Management & Development	3.4
Gas Utilities	3.4
Diversified Telecommunication Services	3.3
Specialty Retail	2.9
Technology Hardware, Storage & Peripherals	2.6
Transportation Infrastructure	2.6
Thrifts & Mortgage Finance	2.3
Metals & Mining	2.0
Media	1.8
Tobacco	1.7
Hotels, Restaurants & Leisure	1.3
Beverages	1.3
Aerospace & Defense	1.3
Food Products	1.2
Personal Products	1.1
Machinery	0.9
Capital Markets	0.9
Health Care Providers & Services	0.8
Electronic Equipment, Instruments & Components	0.7
Commercial Services & Supplies	0.6
Professional Services	0.6
Short Term Investments	20.2
Other Assets & Liabilities	(19.6)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See Note 2)

SPDR® S&P® International Dividend ETF —
Management’s Discussion of Fund Performance

The SPDR S&P International Dividend ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks exchange-listed common stocks of companies domiciled in countries outside the United States that offer high dividend yields.

For the 12-month period ended September 30, 2014 (the “Reporting Period”), the total return for the Fund was 4.43%, and the total return for the S&P International Dividend Opportunities® Index (the “Index”) was 5.90%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The difference between the Fund’s performance and that of the Index can be attributed to Fund expenses, a slight cash drag, and compounding (the exponential growth of outperformance or underperformance).

For the period ending September 2014, the Fund’s return of 4.43% was similar to its broad-based market-cap counterpart index, MSCI EAFE that had a return of 4.25%. The fourth calendar quarter of 2013 witnessed European equities offering ample resilience, rallying sharply in October as the US government reopened full operations, and ratcheting higher through November as the European Central Bank trimmed interest rates. In 2014, although there were expectations of improvement in global economic growth, the first calendar quarter of that year delivered inferior growth prospects, along with downbeat economic signals in China and Russian bellicosity in Ukraine. As the second calendar quarter got underway, equities worldwide once again struggled as the International Monetary Fund released a bleak updated economic outlook and worries about Euro-zone recovery remained prominent. Global equity markets pulled back again in the third calendar quarter as fighting started between the Israeli army and Hamas, and banking fears in Europe were re-ignited as shares of Portugal’s largest bank, Espirito Santo, plunged amid concerns that the bank would have troubles paying off its debts.

On an individual security level, the top positive contributors to the Fund’s performance were AstraZeneca PLC, Belgacom SA, and Red Electrica Corp. SA. The top negative contributors to the Fund’s performance were Kumba Iron Ore Limited, OI S.A. Sponsored ADR Pfd, and J Sainsbury plc.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fund.

SPDR S&P International Dividend ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/12/08, 2/19/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P International Dividend ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2014 is 0.45%.

PERFORMANCE AS OF SEPTEMBER 30, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P INTERNATIONAL			S&P INTERNATIONAL
			DIVIDEND			DIVIDEND
	NET ASSET	MARKET	OPPORTUNITIES	NET ASSET	MARKET	OPPORTUNITIES
	VALUE	VALUE	INDEX	VALUE	VALUE	INDEX

ONE YEAR	4.43%	4.14%	5.90%	4.43%	4.14%	5.90%

THREE YEARS	23.71%	25.10%	28.51%	7.35%	7.75%	8.72%

FIVE YEARS	18.09%	17.45%	25.15%	3.38%	3.27%	4.59%

SINCE INCEPTION (1)	−1.75%	−1.83%	5.35%	−0.27%	−0.28%	0.79%

(1)	For the period February 12, 2008 to September 30, 2014.

SPDR S&P International Dividend ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	SPDR S&P	S&P International
	International Dividend	Dividend Opportunities
	ETF	Index
	10000	10000
2/12/2008	10577	10510
3/31/2008	10431	10373
4/30/2008	10433	10393
5/31/2008	10267	10264
6/30/2008	9265	9239
7/31/2008	8833	8827
8/31/2008	8777	8776
9/30/2008	7307	7289
10/31/2008	5256	5236
11/30/2008	4889	4870
12/31/2008	5261	5246
1/31/2009	4577	4577
2/28/2009	4093	4084
3/31/2009	4642	4627
4/30/2009	5828	5841
5/31/2009	6734	6769
6/30/2009	6623	6662
7/31/2009	7306	7372
8/31/2009	7784	7861
9/30/2009	8320	8419
10/31/2009	8254	8356
11/30/2009	8522	8631
12/31/2009	8704	8823
1/31/2010	8351	8475
2/28/2010	8255	8380
3/31/2010	8712	8857
4/30/2010	8589	8742
5/31/2010	7585	7725
6/30/2010	7528	7672
7/31/2010	8248	8430
8/31/2010	8029	8211
9/30/2010	8931	9144
10/31/2010	9334	9562
11/30/2010	8611	8825
12/31/2010	9322	9567
1/31/2011	9451	9671
2/28/2011	9676	9909
3/31/2011	9910	10193
4/30/2011	10749	11031
5/31/2011	10327	10616
6/30/2011	10104	10386
7/31/2011	9646	9966
8/31/2011	8999	9293
9/30/2011	7943	8199
10/31/2011	8769	9054
11/30/2011	8374	8654
12/31/2011	8264	8549
1/31/2012	8668	8944
2/29/2012	9109	9425
3/31/2012	8908	9219
4/30/2012	8648	8951
5/31/2012	7552	7822
6/30/2012	8239	8544
7/31/2012	7995	8296
8/31/2012	8361	8683
9/30/2012	8534	8868
10/31/2012	8532	8870
11/30/2012	8573	8918
12/31/2012	8975	9345
1/31/2013	9330	9775
2/28/2013	9156	9598
3/31/2013	9269	9736
4/30/2013	9602	10101
5/31/2013	9130	9614
6/30/2013	8696	9175
7/31/2013	8907	9410
8/31/2013	8773	9266
9/30/2013	9408	9948
10/31/2013	9736	10300
11/30/2013	9525	10082
12/31/2013	9660	10239
1/31/2014	9194	9764
2/28/2014	9770	10378
3/31/2014	9970	10602
4/30/2014	10351	11022
5/31/2014	10488	11175
6/30/2014	10749	11471
7/31/2014	10574	11333
8/30/2014	10563	11326
9/30/2014	9825	10535

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P International Dividend ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2014

		ROYAL DUTCH
DESCRIPTION	ASTRAZENECA PLC	SHELL PLC (CLASS A)	VODAFONE GROUP PLC	TELIASONERA AB	ENAGAS SA

MARKET VALUE	$46,093,327	44,613,161	39,648,575	38,447,791	36,917,457

% OF NET ASSETS	3.2	3.1	2.7	2.6	2.6

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2014*

PERCENT OF
INDUSTRY**	NET ASSETS

Oil, Gas & Consumable Fuels	14.7%
Real Estate Investment Trusts	10.2
Diversified Telecommunication Services	9.2
Electric Utilities	8.9
Wireless Telecommunication Services	7.7
Banks	6.6
Insurance	6.0
Pharmaceuticals	4.4
Gas Utilities	3.9
Food & Staples Retailing	3.3
Construction & Engineering	2.7
Aerospace & Defense	2.4
Real Estate Management & Development	2.3
Multi-Utilities	2.3
Media	2.2
Metals & Mining	2.1
Household Durables	1.5
Chemicals	1.2
Energy Equipment & Services	1.2
Multiline Retail	1.1
Transportation Infrastructure	1.0
Hotels, Restaurants & Leisure	0.8
Technology Hardware, Storage & Peripherals	0.7
Textiles, Apparel & Luxury Goods	0.7
Diversified Financial Services	0.6
Independent Power and Renewable Electricity Producers	0.5
Auto Components	0.5
Industrial Conglomerates	0.4
Automobiles	0.4
Short Term Investments	16.2
Other Assets & Liabilities	(15.7)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See Note 2)

SPDR® S&P® International Mid Cap ETF —
Management’s Discussion of Fund Performance

The SPDR S&P International Mid Cap ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the mid-capitalization segment of global markets outside the United States.

For the 12-month period ended September 30, 2014 (the “Reporting Period”), the total return for the Fund was 4.63%, and the total return for the S&P Developed Ex-U.S. between USD2 Billion and USD5 Billion Index (the “Index”) was 5.91%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The difference between the Fund’s performance and that of the Index can be attributed to expenses, cash drag, optimization and compounding (the exponential growth of outperformance or underperformance).

The first three quarters of the Reporting Period posted positive returns, while the last quarter had a negative return that dragged down the Fund’s overall performance. In the first quarter of the Reporting Period, the European Central Bank cut rates in response to a lower inflation reading, and share prices flourished in response. The next two quarters followed suit with continued gains. Stocks in the last quarter of the Reporting Period fell as banking fears in Europe were re-ignited. There was also concern that Portugal’s largest bank would not be able to pay off its debt.

While the last quarter was notably troublesome, the overall performance still ended on a positive note. Over the Reporting Period, the strongest performing sectors were: health care, telecommunication services, and consumer staples. Financials, with the largest weight in the sector, also performed well and contributed to nearly half of the Fund’s return. The only two negative performing sectors for this time period were energy and materials.

On an individual security level, the top positive contributors to the Fund’s performance were Seiko Epson Corp., Unione di Banche Italiane SCpA, and Amorepacific Corp. The top negative contributors to the Fund’s performance were Banca Monte dei Paschi di Siena S.p.A., Blumont Group Ltd., and Sanrio Company Ltd.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR S&P International Mid Cap ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/7/08, 5/13/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P International Mid Cap ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2014 is 0.45%.

PERFORMANCE AS OF SEPTEMBER 30, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P DEVELOPED			S&P DEVELOPED
			EX-U.S. BETWEEN			EX-U.S. BETWEEN
			USD2 BILLION AND			USD2 BILLION AND
	NET ASSET	MARKET	USD5 BILLION	NET ASSET	MARKET	USD5 BILLION
	VALUE	VALUE	INDEX	VALUE	VALUE	INDEX

ONE YEAR	4.63%	3.85%	5.91%	4.63%	3.85%	5.91%

THREE YEARS	45.86%	47.99%	48.27%	13.41%	13.96%	14.03%

FIVE YEARS	52.34%	53.95%	56.45%	8.78%	9.01%	9.37%

SINCE INCEPTION (1)	19.61%	19.35%	24.23%	2.84%	2.80%	3.45%

(1)	For the period May 7, 2008 to September 30, 2014.

SPDR S&P International Mid Cap ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

		S&P Developed
		Ex-U.S. between
	SPDR S&P	USD2 Billion
	International Mid	and USD5
	Cap ETF	Billion Index
	(a)	(b)
	10000	10000
5/7/2008	10042	10041
6/30/2008	9351	9309
7/31/2008	8917	8876
8/31/2008	8587	8572
9/30/2008	7346	7241
10/1/2008	5570	5462
11/2/2008	5400	5254
12/3/2008	5775	5632
1/9/2009	5371	5217
2/9/2009	4901	4693
3/9/2009	5258	5103
4/30/2009	5924	5836
5/31/2009	6611	6536
6/30/2009	6717	6622
7/9/2009	7159	7132
8/31/2009	7561	7577
9/30/2009	7851	7940
10/31/2009	7582	7681
11/30/2009	7680	7820
12/31/2009	7847	7968
1/31/2010	7664	7776
2/28/2010	7688	7776
3/31/2010	8279	8342
4/30/2010	8399	8444
5/31/2010	7457	7520
6/30/2010	7428	7486
7/31/2010	8041	8104
8/31/2010	7868	7932
9/30/2010	8723	8819
10/31/2010	9024	9137
11/30/2010	8808	8902
12/31/2010	9628	9759
1/31/2011	9766	9873
2/28/2011	9959	10083
3/31/2011	9956	10145
4/30/2011	10463	10651
5/31/2011	10197	10422
6/30/2011	10083	10293
7/31/2011	10042	10264
8/31/2011	9179	9396
9/30/2011	8200	8378
10/31/2011	8855	9065
11/30/2011	8414	8596
12/31/2011	8314	8475
1/31/2012	8890	9042
2/29/2012	9371	9515
3/31/2012	9348	9487
4/30/2012	9261	9392
5/31/2012	8239	8337
6/30/2012	8655	8773
7/31/2012	8752	8863
8/31/2012	8955	9046
9/30/2012	9289	9402
10/31/2012	9290	9442
11/30/2012	9396	9549
12/31/2012	9783	9926
1/31/2013	10092	10276
2/28/2013	10203	10388
3/31/2013	10370	10602
4/30/2013	10834	11087
5/31/2013	10497	10776
6/30/2013	10210	10476
7/31/2013	10715	10993
8/31/2013	10604	10869
9/30/2013	11431	11729
10/31/2013	11770	12069
11/30/2013	11805	12107
12/31/2013	11981	12319
1/31/2014	11660	11991
2/28/2014	12244	12621
3/31/2014	12278	12619
4/30/2014	12298	12651
5/31/2014	12554	12923
6/30/2014	12804	13224
7/31/2014	12592	13017
8/30/2014	12602	13047
9/30/2014	11961	12423

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P International Mid Cap ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2014

			TAIYO NIPPON		IDEMITSU KOSAN
DESCRIPTION	DAICEL CORP.	AMADA CO., LTD.	SANSO CORP.	SHIMADZU CORP.	CO., LTD.

MARKET VALUE	$477,725	419,162	387,875	380,655	373,516

% OF NET ASSETS	0.7	0.6	0.6	0.5	0.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2014*

PERCENT OF
INDUSTRY**	NET ASSETS

Banks	5.5%
Chemicals	4.8
Real Estate Investment Trusts	4.7
Machinery	4.4
Real Estate Management & Development	4.4
Metals & Mining	3.8
Media	3.7
Oil, Gas & Consumable Fuels	3.7
Food Products	3.2
Hotels, Restaurants & Leisure	2.9
Capital Markets	2.8
Energy Equipment & Services	2.8
Electronic Equipment, Instruments & Components	2.7
Insurance	2.6
Multiline Retail	2.6
Construction & Engineering	2.4
Commercial Services & Supplies	2.1
Road & Rail	2.1
Health Care Providers & Services	2.1
Diversified Telecommunication Services	2.0
Pharmaceuticals	2.0
Auto Components	1.9
Health Care Equipment & Supplies	1.7
Diversified Financial Services	1.6
Electrical Equipment	1.4
Household Durables	1.4
Aerospace & Defense	1.3
Transportation Infrastructure	1.2
Software	1.2
Containers & Packaging	1.2
Air Freight & Logistics	1.1
Specialty Retail	1.1
Electric Utilities	1.1
Professional Services	1.0
Trading Companies & Distributors	1.0
Industrial Conglomerates	0.9
Semiconductors & Semiconductor Equipment	0.9
Food & Staples Retailing	0.9
IT Services	0.8
Internet Software & Services	0.8
Textiles, Apparel & Luxury Goods	0.8
Leisure Products	0.7
Life Sciences Tools & Services	0.6
Independent Power and Renewable Electricity Producers	0.6
Beverages	0.6
Consumer Finance	0.6
Building Products	0.6
Paper & Forest Products	0.6
Gas Utilities	0.6
Construction Materials	0.5
Multi-Utilities	0.5
Marine	0.5
Wireless Telecommunication Services	0.4
Internet & Catalog Retail	0.4
Thrifts & Mortgage Finance	0.4
Technology Hardware, Storage & Peripherals	0.4
Airlines	0.4
Diversified Consumer Services	0.2
Distributors	0.2
Household Products	0.1
Communications Equipment	0.1
Short Term Investments	12.3
Other Assets & Liabilities	(11.9)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs, except for Banco Espirito Santo SA, which was Level 2 and part of the Banks Industry, representing 0.00% of net assets. (See Note 2)

SPDR® S&P® Emerging Markets Small Cap ETF —
Management’s Discussion of Fund Performance

The SPDR S&P Emerging Markets Small Cap ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the small capitalization segment of global emerging market countries.

For the 12-month period ended September 30, 2014 (the “Reporting Period”), the total return for the Fund was 6.90%, and the total return for the S&P Emerging Markets Under USD2 Billion Index (the “Index”) was 9.54%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The difference between the Fund’s performance and that of the Index can mainly be attributed to Fund expenses and security misweights.

The global equity markets had a strong start to the Reporting Period, but emerging markets underperformed their developed market counterparts as the tapering of the US Federal Reserve asset purchase program contributed to a US dollar rally and weakness in some emerging market currencies. Investor sentiment was resilient, but conflict between Russia and Ukraine in 2014 caused higher volatility in Russian stocks across the size spectrum as well as in the broader region consisting of Europe, the Middle East, and Africa. Political tensions also increased between Russia and the United States and the European Union as economic sanctions were announced. The Index outperformed large and mid-capitalization emerging market stocks (as measured by the S&P Emerging Markets Large Mid Cap Index) over the Reporting Period, due to lower exposure in the energy and materials sectors as commodity prices broadly came under pressure despite the geopolitical tensions. Uncertainty about the future political landscape of Brazil caused Brazilian equities to drop double digits in September and contributed to the worst monthly return for the Index over the Reporting Period. Despite declining over 4% in September, the Index advanced over 9% over the Reporting Period.

On an individual security level, the top positive contributors to the Fund’s performance were Bharat Forge Ltd, Aurobindo Pharma Ltd, and UPL Limited. The top negative contributors to the Fund’s performance were PDG Realty SA Empreendimentos e Participacoes, Randon SA Implementos e Participacoes Pfd, and African Bank Investments Limited.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fund.

SPDR S&P Emerging Markets Small Cap ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/12/08, 5/16/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Emerging Markets Small Cap ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2014 is 0.65%.

PERFORMANCE AS OF SEPTEMBER 30, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P EMERGING			S&P EMERGING
	NET ASSET	MARKET	MARKETS UNDER USD2	NET ASSET	MARKET	MARKETS UNDER USD2
	VALUE	VALUE	BILLION INDEX	VALUE	VALUE	BILLION INDEX

ONE YEAR	6.90%	7.51%	9.54%	6.90%	7.51%	9.54%

THREE YEARS	31.91%	36.58%	37.72%	9.67%	10.95%	11.26%

FIVE YEARS	28.66%	26.87%	43.91%	5.17%	4.88%	7.55%

SINCE INCEPTION (1)	8.78%	7.90%	27.18%	1.33%	1.20%	3.84%

(1)	For the period May 12, 2008 to September 30, 2014.

SPDR S&P Emerging Markets Small Cap ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	SPDR S&P	S&P Emerging
	Emerging Markets	Markets Under
	Small Cap	USD2 Billion
	ETF (a)	Index (b)
	10000	10000
5/12/2008	9836	9863
6/30/2008	8629	8648
7/31/2008	8394	8454
8/31/2008	7948	7961
9/30/2008	6252	6372
10/1/2008	4594	4696
11/2/2008	4320	4380
12/3/2008	4681	4795
1/9/2009	4357	4473
2/9/2009	4267	4369
3/9/2009	4809	4906
4/30/2009	5785	5893
5/31/2009	7034	7211
6/30/2009	7021	7239
7/9/2009	7878	8144
8/31/2009	7828	8150
9/30/2009	8468	8839
10/31/2009	8472	8863
11/30/2009	8820	9291
12/31/2009	9389	9941
1/31/2010	8962	9512
2/28/2010	8947	9484
3/31/2010	9656	10347
4/30/2010	9894	10597
5/31/2010	8905	9534
6/30/2010	9031	9593
7/31/2010	9760	10401
8/31/2010	9705	10439
9/30/2010	10759	11644
10/31/2010	11078	12063
11/30/2010	10920	11887
12/31/2010	11516	12640
1/31/2011	11026	12199
2/28/2011	10538	11755
3/31/2011	10925	12164
4/30/2011	11427	12721
5/31/2011	11206	12446
6/30/2011	10896	12118
7/31/2011	11020	12260
8/31/2011	9831	10937
9/30/2011	8246	9235
10/31/2011	9032	10079
11/30/2011	8268	9222
12/31/2011	8150	9116
1/31/2012	9156	10229
2/29/2012	9991	11225
3/31/2012	9721	10921
4/30/2012	9527	10735
5/31/2012	8656	9792
6/30/2012	8891	10039
7/31/2012	8933	10065
8/31/2012	9050	10220
9/30/2012	9573	10818
10/31/2012	9367	10611
11/30/2012	9579	10889
12/31/2012	10125	11502
1/31/2013	10476	11892
2/28/2013	10470	11929
3/31/2013	10435	11910
4/30/2013	10662	12128
5/31/2013	10671	12177
6/30/2013	9833	11240
7/31/2013	9887	11282
8/31/2013	9613	10967
9/30/2013	10176	11611
10/31/2013	10595	12121
11/30/2013	10372	11886
12/31/2013	10378	11911
1/31/2014	9925	11416
2/28/2014	10373	11962
3/31/2014	10633	12232
4/30/2014	10607	12221
5/31/2014	11024	12782
6/30/2014	11333	13111
7/31/2014	11347	13134
8/30/2014	11545	13367
9/30/2014	10878	12718

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P Emerging Markets Small Cap ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2014

DESCRIPTION	IGB CORP. BHD	MONDI, LTD.	THANACHART CAPITAL PCL	JSE, LTD.	CLICKS GROUP, LTD.

MARKET VALUE	$2,500,690	2,450,609	2,333,986	2,298,232	2,259,068

% OF NET ASSETS	0.4	0.4	0.4	0.4	0.4

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2014*

PERCENT OF
INDUSTRY**	NET ASSETS

Real Estate Management & Development	8.2%
Semiconductors & Semiconductor Equipment	6.9
Electronic Equipment, Instruments & Components	5.4
Chemicals	4.5
Banks	4.0
Metals & Mining	3.8
Construction & Engineering	3.6
Food Products	3.4
Hotels, Restaurants & Leisure	3.3
Textiles, Apparel & Luxury Goods	3.0
Machinery	2.6
Marine	2.5
Household Durables	2.4
Technology Hardware, Storage & Peripherals	2.3
Pharmaceuticals	2.3
Electrical Equipment	2.3
Oil, Gas & Consumable Fuels	1.9
Capital Markets	1.9
Media	1.8
Diversified Financial Services	1.7
Real Estate Investment Trusts	1.6
Auto Components	1.5
Transportation Infrastructure	1.5
Industrial Conglomerates	1.4
Food & Staples Retailing	1.4
IT Services	1.3
Multiline Retail	1.3
Software	1.3
Health Care Providers & Services	1.1
Communications Equipment	1.1
Specialty Retail	1.1
Airlines	1.1
Internet Software & Services	1.1
Diversified Consumer Services	1.1
Construction Materials	1.0
Water Utilities	1.0
Automobiles	0.9
Health Care Equipment & Supplies	0.9
Diversified Telecommunication Services	0.9
Energy Equipment & Services	0.8
Consumer Finance	0.8
Insurance	0.7
Paper & Forest Products	0.7
Electric Utilities	0.7
Trading Companies & Distributors	0.7
Commercial Services & Supplies	0.7
Beverages	0.5
Containers & Packaging	0.5
Independent Power and Renewable Electricity Producers	0.4
Personal Products	0.4
Tobacco	0.4
Building Products	0.3
Air Freight & Logistics	0.3
Gas Utilities	0.3
Biotechnology	0.3
Distributors	0.3
Internet & Catalog Retail	0.2
Road & Rail	0.2
Professional Services	0.2
Wireless Telecommunication Services	0.1
Thrifts & Mortgage Finance	0.1
Household Products	0.1
Leisure Products	0.1
Short Term Investments	4.2
Other Assets & Liabilities	(4.4)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs, except for Boshiwa International Holding, Ltd., which was Level 3 and part of the Specialty Retail Industry, China Forestry Holdings, Ltd., which was Level 3 and part of the Paper & Forest Products Industry, China Hongxing Sports, Ltd., which was Level 3 and part of the Textiles, Apparel & Luxury Goods Industry, China Metal Recycling Holdings, Ltd., which was Level 3 and part of the Metals & Mining Industry, Corporacion GEO SAB de CV, which was Level 3 and part of the Household Durables Industry, Real Gold Mining, Ltd., which was Level 3 and part of the Metals & Mining Industry, Urbi Desarrollos Urbanos SA de CV, which was Level 3 and part of the Household Durables Industry, each representing 0.00% of net assets, China Lumena New Materials Corp., which was Level 3 and part of the Chemicals Industry, representing 0.06% of net assets, and Trada Maritime Tbk PT, which was Level 3 and part of the Marine Industry, representing 0.22% of net assets, China High Precision Automation Group, Ltd., which was Level 2 and part of the Electronic Equipment, Instruments & Components Industry, representing 0.00% of net assets, African Bank Investments, Ltd., which was Level 2 and part of the Diversified Financial Services Industry, representing 0.01% of net assets, China Rongsheng Heavy Industries Group Holdings, Ltd., which was Level 2 and part of the Machinery Industry, representing 0.09% of net assets, Episil Holdings, Inc., which was Level 2 and part of the Semiconductors & Semiconductor Equipment Industry, representing 0.10% of net assets, Jiangsu Future Land Co., Ltd., which was Level 2 and part of the Real Estate Management & Development Industry, representing 0.08% of net assets and NVC Lighting Holdings, Ltd., which was Level 2 and part of the Household Products Industry, representing 0.11% of net assets. (Note 2)

SPDR® Dow Jones Global Real Estate ETF —
Management’s Discussion of Fund Performance

The SPDR Dow Jones Global Real Estate ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon the global real estate market.

For the 12-month period ended September 30, 2014 (the “Reporting Period”), the total return for the Fund was 8.44%, and the total return for the Dow Jones Global Select Real Estate Securities Indexsm (the “Index”) was 8.15%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The difference between the Fund’s performance and that of the Index can be attributed to expenses, cash drag, and dividend tax withholding differences between the Fund and Index.

Global real estate securities had a quiet start to the fiscal year with modest negative returns during the first fiscal quarter before steadily gaining in each of the next two quarters. A dip during the final fiscal quarter took back some of those gains, but the Index was still able to produce a positive return of over 8% for the Reporting Period. The fiscal year began with concern over the partial shutdown of US government operations, debt default, and a diminished global growth outlook from the International Monetary Fund. As 2014 began, however, home prices in the US continued to recover and investors looked to real estate securities as a yield alternative and a source of income in a time of declining bond yields. These factors, along with a general uneasiness in the equity markets across the globe at the time, led real estate securities to outpace the broader market in each of the last three fiscal quarters.

On an individual security level, the top positive contributors to the Fund’s performance were Simon Property Group, Inc., Brookfield Asset Management Inc. Class A, and Equity Residential. The top negative contributors to the Fund’s performance were Hulic Co., Ltd., Tokyu Fudosan Holdings Corp., and Mitsui Fudosan Co., Ltd.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fund.

SPDR Dow Jones Global Real Estate ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/7/08, 5/13/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Dow Jones Global Real Estate ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2014 is 0.50%.

PERFORMANCE AS OF SEPTEMBER 30, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			DOW JONES GLOBAL			DOW JONES GLOBAL
			SELECT REAL			SELECT REAL
	NET ASSET	MARKET	ESTATE	NET ASSET	MARKET	ESTATE
	VALUE	VALUE	SECURITIES INDEX	VALUE	VALUE	SECURITIES INDEX

ONE YEAR	8.44%	8.30%	8.15%	8.44%	8.30%	8.15%

THREE YEARS	51.41%	52.52%	51.01%	14.83%	15.11%	14.72%

FIVE YEARS	76.17%	75.13%	74.79%	11.99%	11.86%	11.82%

SINCE INCEPTION (1)	18.61%	18.80%	16.42%	2.70%	2.73%	2.40%

(1)	For the period May 7, 2008 to September 30, 2014.

SPDR Dow Jones Global Real Estate ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

		Dow Jones
	SPDR Dow	Global Select
	Jones Global	Real Estate
	Real Estate	Securities Index
	ETF (a)	(b)
	10000	10000
5/7/2008	9840	9836
6/30/2008	8746	8722
7/31/2008	8791	8769
8/31/2008	8670	8637
9/30/2008	8011	7955
10/1/2008	5669	5618
11/2/2008	4734	4689
12/3/2008	5217	5160
1/9/2009	4510	4463
2/9/2009	3726	3687
3/9/2009	3930	3886
4/30/2009	4771	4719
5/31/2009	5216	5156
6/30/2009	5187	5131
7/9/2009	5700	5648
8/31/2009	6339	6271
9/30/2009	6732	6660
10/31/2009	6557	6486
11/30/2009	6732	6665
12/31/2009	6997	6919
1/31/2010	6662	6580
2/28/2010	6857	6776
3/31/2010	7354	7258
4/30/2010	7655	7554
5/31/2010	7037	6954
6/30/2010	6844	6753
7/31/2010	7537	7444
8/31/2010	7528	7430
9/30/2010	8058	7959
10/31/2010	8437	8333
11/30/2010	8105	7999
12/31/2010	8666	8568
1/31/2011	8805	8684
2/28/2011	9117	8983
3/31/2011	8984	8857
4/30/2011	9513	9382
5/31/2011	9558	9423
6/30/2011	9338	9205
7/31/2011	9376	9249
8/31/2011	8852	8728
9/30/2011	7833	7709
10/31/2011	8756	8617
11/30/2011	8335	8199
12/31/2011	8434	8289
1/31/2012	9039	8904
2/29/2012	9216	9093
3/31/2012	9506	9362
4/30/2012	9731	9583
5/31/2012	9166	9015
6/30/2012	9733	9570
7/31/2012	10036	9873
8/31/2012	10048	9886
9/30/2012	10071	9919
10/31/2012	10159	10007
11/30/2012	10204	10057
12/31/2012	10545	10396
1/31/2013	10826	10676
2/28/2013	10925	10786
3/31/2013	11210	11052
4/30/2013	11992	11825
5/31/2013	11097	10949
6/30/2013	10814	10656
7/31/2013	10918	10759
8/31/2013	10351	10193
9/30/2013	10938	10765
10/31/2013	11304	11129
11/30/2013	10860	10688
12/31/2013	10838	10664
1/31/2014	10902	10727
2/28/2014	11422	11237
3/31/2014	11472	11280
4/30/2014	11873	11672
5/31/2014	12209	11998
6/30/2014	12372	12158
7/31/2014	12380	12166
8/30/2014	12640	12417
9/30/2014	11861	11642

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR Dow Jones Global Real Estate ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2014

			BROOKFIELD ASSET
	SIMON PROPERTY	MITSUI FUDOSAN	MANAGEMENT, INC.
DESCRIPTION	GROUP, INC.	CO., LTD.	(CLASS A)	UNIBAIL-RODAMCO SE	PUBLIC STORAGE

MARKET VALUE	$81,262,612	48,296,928	40,842,450	40,115,269	38,241,377

% OF NET ASSETS	5.5	3.3	2.8	2.7	2.6

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2014*

PERCENT OF
INDUSTRY**	NET ASSETS

Retail REITs	26.5%
Real Estate Management & Development	16.3
Specialized REITs	15.1
Office REITs	14.1
Diversified REITs	11.6
Residential REITs	10.6
Industrial REITs	5.1
Diversified Capital Markets	0.4
Short Term Investments	3.4
Other Assets & Liabilities	(3.1)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs, except for Martinsa-Fadesa SA, which was Level 2 and part of the Real Estate Management & Development Industry, each representing 0.00% of net assets. (Note 2)

SPDR® S&P® International Consumer Discretionary Sector ETF —
Management’s Discussion of Fund Performance

The SPDR S&P International Consumer Discretionary Sector ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the consumer discretionary sector of developed global markets outside the United States.

For the 12-month period ended September 30, 2014 (the “Reporting Period”), the total return for the Fund was −0.91%, and the total return for the S&P Developed Ex-U.S. BMI Consumer Discretionary Sector Index (the “Index”) was −0.62%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fund expenses, a slight cash drag, and optimization contributed to the difference between the Fund’s performance and that of the Index.

During the Reporting Period, the consumer discretionary sector underperformed the broader S&P BMI Index by over 6% and was the second weakest performing sector in the broader index followed only by the materials sector. The textile and automobile industries were the main contributors to the negative returns of the Fund. Stock markets outside the United States followed the American lead during the fourth quarter of 2013, but tentative behavior early in each of the final three months of 2013 prevented them from building on their healthy outperformance in the third quarter. European equities offered ample resilience, rallying sharply in October as the US government reopened full operations and ratcheting higher through November as the European Central Bank (“ECB”) trimmed interest rates and peripheral Eurozone bond yields appeared increasingly stable at comfortably lower levels. In early 2014, developed stock markets outside the US tended to follow the global pattern, tumbling abruptly when Chinese growth prospects looked more sluggish than anticipated and a rallying Japanese yen threw the resilience of investor risk appetites into question. Share prices found support relatively quickly in early February as the Index regained the value it lost in January, and continued steady declines in bond yields on the Eurozone periphery reflected confidence in the diligent accommodation of the ECB. July had a good start as equities responded favorably to the US nonfarm payroll data released on July 3rd. The optimism was short lived as fighting started in Gaza between the Israeli army and Hamas, and banking fears in Europe were re-ignited as shares of Portugal’s largest bank, Espirito Santo, plunged amid concerns that the bank would have troubles paying off its debts. In September, the ECB unexpectedly cut administered rates. The ECB also announced that an asset-backed securities purchase program and a covered bond purchase program would begin in October. Later in the month, the Scottish secession vote showed signs of being closer than previously thought and the potential disruption within the UK brought increased volatility to equity and bond markets. Markets quickly digested a dovish Federal Reserve meeting in mid-September and breathed a sigh of relief as the Scots voted against secession. Weak Chinese GDP data spooked equity investors as did escalation of US military action against ISIS.

On an individual security level, the top positive contributors to the Fund’s performance were NEXT PLC, Whitbread PLC, and Shimano Inc. The top negative contributors to the Fund’s performance were Compagnie Financiere Richemont SA, Toyota Motor Corp., and Hyundai Motor Company.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR S&P International Consumer Discretionary Sector ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/08, 7/22/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P International Consumer Discretionary Sector ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2014 is 0.50%.

PERFORMANCE AS OF SEPTEMBER 30, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P DEVELOPED			S&P DEVELOPED
			EX-U.S. BMI			EX-U.S. BMI
			CONSUMER			CONSUMER
	NET ASSET	MARKET	DISCRETIONARY	NET ASSET	MARKET	DISCRETIONARY
	VALUE	VALUE	SECTOR INDEX	VALUE	VALUE	SECTOR INDEX

ONE YEAR	−0.91%	−2.56%	−0.62%	−0.91%	−2.56%	−0.62%

THREE YEARS	58.64%	61.69%	58.53%	16.63%	17.37%	16.60%

FIVE YEARS	69.86%	69.65%	72.30%	11.18%	11.15%	11.50%

SINCE INCEPTION (1)	64.46%	63.97%	64.47%	8.34%	8.29%	8.35%

(1)	For the period July 16, 2008 to September 30, 2014.

SPDR S&P International Consumer Discretionary Sector ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

		S&P Developed
	SPDR S&P	Ex-U.S. BMI
	International Consumer	Consumer Discertionary
	Discretionary Sector	Sector Index
	ETF (a)	(b)
	10000	10000
7/16/2008	10235	10251
8/31/2008	10027	10047
9/30/2008	8771	8725
10/31/2008	7407	7187
11/30/2008	6560	6384
12/31/2008	6969	6788
1/31/2009	6485	6309
2/28/2009	6029	5887
3/31/2009	6455	6289
4/30/2009	7801	7544
5/31/2009	8238	8059
6/30/2009	8221	8066
7/31/2009	9099	8967
8/31/2009	9376	9223
9/30/2009	9682	9547
10/31/2009	9537	9449
11/30/2009	9573	9478
12/31/2009	9918	9797
1/31/2010	9636	9531
2/28/2010	9475	9385
3/31/2010	10245	10129
4/30/2010	10330	10278
5/31/2010	9334	9279
6/30/2010	9285	9198
7/31/2010	10042	9951
8/31/2010	9753	9683
9/30/2010	10952	10896
10/31/2010	11347	11316
11/30/2010	11258	11213
12/31/2010	11944	11934
1/31/2011	12153	12123
2/28/2011	12349	12367
3/31/2011	11967	12033
4/30/2011	12833	12893
5/31/2011	12710	12772
6/30/2011	12857	12887
7/31/2011	12696	12778
8/31/2011	11419	11485
9/30/2011	10369	10375
10/31/2011	11333	11334
11/30/2011	10671	10661
12/31/2011	10447	10422
1/31/2012	11360	11315
2/29/2012	12167	12108
3/31/2012	12407	12305
4/30/2012	12291	12216
5/31/2012	11009	10913
6/30/2012	11363	11303
7/31/2012	11406	11352
8/31/2012	11744	11654
9/30/2012	11860	11795
10/31/2012	11951	11887
11/30/2012	12488	12415
12/31/2012	13018	12951
1/31/2013	13644	13584
2/28/2013	13720	13725
3/31/2013	14052	14009
4/30/2013	14678	14671
5/31/2013	14938	14876
6/30/2013	14672	14617
7/31/2013	15593	15534
8/31/2013	15332	15310
9/30/2013	16598	16550
10/31/2013	17013	16973
11/30/2013	17256	17197
12/31/2013	17453	17416
1/31/2014	16827	16822
2/28/2014	17389	17416
3/31/2014	17256	17255
4/30/2014	17179	17183
5/31/2014	17548	17562
6/30/2014	17793	17838
7/31/2014	17346	17377
8/30/2014	17184	17217
9/30/2014	16446	16447

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P International Consumer Discretionary Sector ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2014

			HONDA MOTOR	CIE FINANCIERE	LVMH MOET HENNESSY
DESCRIPTION	TOYOTA MOTOR CORP.	DAIMLER AG	CO., LTD.	RICHEMONT SA	LOUIS VUITTON SA

MARKET VALUE	$1,390,463	646,035	471,124	376,703	376,048

% OF NET ASSETS	7.6	3.5	2.6	2.1	2.0

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2014*

PERCENT OF
INDUSTRY**	NET ASSETS

Automobiles	27.4%
Media	15.1
Hotels, Restaurants & Leisure	14.0
Auto Components	10.5
Textiles, Apparel & Luxury Goods	10.4
Specialty Retail	7.7
Household Durables	6.4
Multiline Retail	4.2
Leisure Products	2.2
Internet & Catalog Retail	0.8
Diversified Consumer Services	0.4
Distributors	0.2
Short Term Investments	20.1
Other Assets & Liabilities	(19.4)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs, except for Mando Corp., which was Level 2 and part of the Auto Components Industry, representing 0.04% of net assets. (See Note 2)

SPDR® S&P® International Consumer Staples Sector ETF —
Management’s Discussion of Fund Performance

The SPDR S&P International Consumer Staples Sector ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the consumer staples sector of developed global markets outside the United States.

For the 12-month period ended September 30, 2014 (the “Reporting Period”), the total return for the Fund was 2.61%, and the total return for the S&P Developed Ex-U.S. BMI Consumer Staples Sector Index (the “Index”) was 4.24%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The difference between the Fund’s performance and that of the Index can be attributed to Fund expenses, cash drag, optimization, and compounding (the exponential growth of outperformance or underperformance).

Consumer staples experienced mixed results during the four quarters of the fiscal year. The sector outpaced the market in the second and third fiscal quarters, and, conversely, lagged behind in each of the other two fiscal quarters. The positive returns during the first half of calendar year 2014 were a product of staples serving as defensive havens amid spikes in volatility. During this period, companies within the sector began to shift their focus to emerging markets as consumer spending in those regions continued to grow. The momentum that was built up hit a wall as the last fiscal quarter opened and consumers dealt with the realities of rising gas prices, extreme weather conditions and whispers of interest rate hikes. Overall, the sector was able to produce a positive annual return, while slightly underperforming versus the overall market.

On an individual security level, the top positive contributors to the Fund’s performance were Nestle S.A., Anheuser-Busch InBev SA, and British American Tobacco p.l.c. The top negative contributors to the Fund’s performance were Wm Morrison Supermarkets plc, Diageo plc, and Tesco PLC.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR S&P International Consumer Staples Sector ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/08, 7/22/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P International Consumer Staples Sector ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2014 is 0.50%.

PERFORMANCE AS OF SEPTEMBER 30, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P DEVELOPED			S&P DEVELOPED
			EX-U.S. BMI			EX-U.S. BMI
	NET ASSET	MARKET	CONSUMER STAPLES	NET ASSET	MARKET	CONSUMER STAPLES
	VALUE	VALUE	SECTOR INDEX	VALUE	VALUE	SECTOR INDEX

ONE YEAR	2.61%	2.34%	4.24%	2.61%	2.34%	4.24%

THREE YEARS	41.27%	42.45%	46.64%	12.21%	12.52%	13.61%

FIVE YEARS	67.08%	66.71%	76.15%	10.81%	10.76%	11.99%

SINCE INCEPTION (1)	64.62%	64.38%	78.78%	8.36%	8.33%	9.81%

(1)	For the period July 16, 2008 to September 30, 2014.

SPDR S&P International Consumer Staples Sector ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

		S&P Developed
	SPDR S&P	Ex-U.S. BMI
	International Consumer	Consumer Staples
	Staples Sector	Sector Index
	ETF (a)	(b)
	10000	10000
7/16/2008	10258	10267
8/31/2008	10127	10158
9/30/2008	9430	9468
10/31/2008	8001	8060
11/30/2008	7752	7755
12/31/2008	8171	8240
1/31/2009	7562	7669
2/28/2009	6954	7044
3/31/2009	7070	7180
4/30/2009	7456	7597
5/31/2009	8354	8508
6/30/2009	8504	8696
7/31/2009	9175	9408
8/31/2009	9443	9685
9/30/2009	9852	10149
10/31/2009	10126	10423
11/30/2009	10361	10669
12/31/2009	10599	10890
1/31/2010	10396	10676
2/28/2010	10475	10738
3/31/2010	10835	11137
4/30/2010	10677	11005
5/31/2010	9734	10076
6/30/2010	9987	10346
7/31/2010	10540	10927
8/31/2010	10540	10939
9/30/2010	11416	11875
10/31/2010	11691	12127
11/30/2010	11170	11607
12/31/2010	11865	12349
1/31/2011	11574	12071
2/28/2011	11938	12399
3/31/2011	11914	12413
4/30/2011	12878	13433
5/31/2011	12975	13566
6/30/2011	12723	13320
7/31/2011	12805	13424
8/31/2011	12364	12955
9/30/2011	11653	12192
10/31/2011	12488	13011
11/30/2011	12259	12774
12/31/2011	12332	12844
1/31/2012	12273	12818
2/29/2012	12924	13488
3/31/2012	13259	13877
4/30/2012	13354	14015
5/31/2012	12332	12961
6/30/2012	13028	13699
7/31/2012	13448	14123
8/31/2012	13785	14508
9/30/2012	13927	14686
10/31/2012	13875	14687
11/30/2012	14300	15125
12/31/2012	14285	15150
1/31/2013	14955	15881
2/28/2013	15190	16147
3/31/2013	15709	16713
4/30/2013	16244	17315
5/31/2013	15450	16471
6/30/2013	15042	16041
7/31/2013	15597	16650
8/31/2013	15194	16232
9/30/2013	16044	17150
10/31/2013	16473	17650
11/30/2013	16380	17556
12/31/2013	16489	17704
1/31/2014	15554	16780
2/28/2014	16492	17786
3/31/2014	16552	17872
4/30/2014	17092	18461
5/31/2014	17488	18896
6/30/2014	17559	19017
7/31/2014	17100	18520
8/30/2014	17254	18710
9/30/2014	16462	17878

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P International Consumer Staples Sector ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2014

		BRITISH AMERICAN	ANHEUSER-BUSCH
DESCRIPTION	NESTLE SA	TOBACCO PLC	INBEV NV	DIAGEO PLC	UNILEVER NV

MARKET VALUE	$6,161,782	2,763,208	2,451,992	1,938,207	1,908,985

% OF NET ASSETS	14.4	6.4	5.7	4.5	4.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2014*

PERCENT OF
INDUSTRY**	NET ASSETS

Food Products	35.4%
Beverages	20.0
Food & Staples Retailing	18.2
Tobacco	12.5
Household Products	7.2
Personal Products	6.1
Short Term Investments	6.7
Other Assets & Liabilities	(6.1)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See Note 2)

SPDR® S&P® International Energy Sector ETF —
Management’s Discussion of Fund Performance

The SPDR S&P International Energy Sector ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the energy sector of developed global markets outside the United States.

For the 12-month period ended September 30, 2014 (the “Reporting Period”), the total return for the Fund was 6.04%, and the total return for the S&P Developed Ex-U.S. BMI Energy Sector Index (the “Index”) was 7.10%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fund expenses, cash drag, securities lending, compounding (the exponential growth of outperformance or underperformance) and misweights between the Fund’s holdings and the Index constituents due to the Fund’s sampling methodology contributed to the difference between the Fund’s performance and that of the Index.

The energy sector was an overall market laggard during the Reporting Period. The sector had a cyclical flavor as it followed more closely the broader benchmarks in December 2013, yet the index posted a modest return of 4.61% during the last quarter of 2013. The opening quarter of 2014 offered investors plenty of worthwhile return opportunities, but progress was not without pitfalls, and the best results arrived in unlikely corners of the marketplace. Although there were expectations of continued steady improvement in global economic growth in 2014, the first quarter delivered a harsh US winter, downbeat economic signals in China, and Russian bellicosity in Ukraine. Even though activity prospects for 2014 remained relatively bright, weakness in consumer plays restrained equity returns. Global stocks enjoyed moderate gains in the second quarter of 2014, supported by accelerating mergers and acquisitions activity and fresh evidence that the US economy was rebounding from a harsh winter. Shares of energy companies were supported by higher crude oil and gas prices stemming from worries about geopolitical instability in the Middle East and Ukraine. Second quarter gains were short lived, however, as the third quarter of 2014 almost completely erased the Index’s second quarter double digit gains. Falling oil prices hurt shares of BP and Royal Dutch Shell and sent the share prices of offshore oil drilling specialist Seadrill more than 25% lower. The drillers were also hurt by the threat of losing access to certain Arctic drilling locations due to international sanctions against Russia amid the ongoing territorial dispute in Ukraine.

On an individual security level, the top positive contributors to the Fund’s performance were Royal Dutch Shell Plc Class A, Total SA, and Royal Dutch Shell Plc Class B. The top negative contributors to the Fund’s performance were Worleyparsons Limited, Seadrill Ltd., and Tullow Oil plc.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fund.

SPDR S&P International Energy Sector ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/08, 7/22/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P International Energy Sector ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2014 is 0.50%.

PERFORMANCE AS OF SEPTEMBER 30, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P DEVELOPED			S&P DEVELOPED
	NET ASSET	MARKET	EX-U.S. BMI ENERGY	NET ASSET	MARKET	EX-U.S. BMI ENERGY
	VALUE	VALUE	SECTOR INDEX	VALUE	VALUE	SECTOR INDEX

ONE YEAR	6.04%	5.24%	7.10%	6.04%	5.24%	7.10%

THREE YEARS	26.38%	27.65%	29.83%	8.12%	8.48%	9.09%

FIVE YEARS	17.25%	16.78%	23.96%	3.23%	3.15%	4.39%

SINCE INCEPTION (1)	−1.79%	−2.36%	4.74%	−0.29%	−0.38%	0.75%

(1)	For the period July 16, 2008 to September 30, 2014.

SPDR S&P International Energy Sector ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

		S&P Developed
	SPDR S&P	Ex-U.S. BMI
	International Energy	Energy Sector
	Sector ETF	Index
	10000	10000
7/16/2008	9937	9918
8/31/2008	9760	9686
9/30/2008	7972	7830
10/31/2008	6535	6403
11/30/2008	6353	6197
12/31/2008	6234	6138
1/31/2009	5961	5862
2/28/2009	5634	5541
3/31/2009	5993	5924
4/30/2009	6519	6497
5/31/2009	7785	7778
6/30/2009	7317	7352
7/31/2009	7622	7681
8/31/2009	7860	7945
9/30/2009	8377	8449
10/31/2009	8404	8509
11/30/2009	8598	8701
12/31/2009	8859	8995
1/31/2010	8276	8431
2/28/2010	8163	8310
3/31/2010	8668	8832
4/30/2010	8645	8833
5/31/2010	7563	7702
6/30/2010	7021	7139
7/31/2010	7784	7952
8/31/2010	7454	7624
9/30/2010	8278	8503
10/31/2010	8613	8860
11/30/2010	8316	8620
12/31/2010	9292	9655
1/31/2011	9743	10119
2/28/2011	10301	10690
3/31/2011	10272	10688
4/30/2011	10640	11084
5/31/2011	10132	10577
6/30/2011	9807	10212
7/31/2011	9735	10197
8/31/2011	8817	9221
9/30/2011	7770	8068
10/31/2011	9084	9482
11/30/2011	8887	9268
12/31/2011	8876	9246
1/31/2012	9183	9589
2/29/2012	9745	10175
3/31/2012	9216	9618
4/30/2012	9179	9568
5/31/2012	7909	8251
6/30/2012	8344	8673
7/31/2012	8564	8918
8/31/2012	8950	9317
9/30/2012	9049	9456
10/31/2012	8970	9382
11/30/2012	8836	9253
12/31/2012	8926	9361
1/31/2013	9249	9710
2/28/2013	8869	9311
3/31/2013	8829	9289
4/30/2013	8958	9438
5/31/2013	8886	9364
6/30/2013	8388	8841
7/31/2013	8909	9395
8/31/2013	8933	9418
9/30/2013	9261	9779
10/31/2013	9560	10109
11/30/2013	9435	9982
12/31/2013	9675	10241
1/31/2014	9130	9669
2/28/2014	9793	10387
3/31/2014	9953	10561
4/30/2014	10597	11263
5/31/2014	10593	11267
6/30/2014	11088	11825
7/31/2014	10483	11188
8/30/2014	10602	11328
9/30/2014	9821	10474

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P International Energy Sector ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2014

		ROYAL DUTCH		ROYAL DUTCH
DESCRIPTION	TOTAL SA	SHELL PLC (CLASS A)	BP PLC	SHELL PLC (CLASS B)	ENI SPA

MARKET VALUE	$2,050,307	2,004,231	1,836,857	1,294,896	892,548

% OF NET ASSETS	10.6	10.4	9.5	6.7	4.6

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2014*

PERCENT OF
INDUSTRY**	NET ASSETS

Oil, Gas & Consumable Fuels	91.3%
Energy Equipment & Services	7.7
Short Term Investments	15.9
Other Assets & Liabilities	(14.9)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See Note 2)

SPDR® S&P® International Financial Sector ETF —
Management’s Discussion of Fund Performance

The SPDR S&P International Financial Sector ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the financial sector of developed global markets outside the United States.

For the 12-month period ended September 30, 2014 (the “Reporting Period”), the total return for the Fund was 4.23%, and the total return for the S&P Developed Ex-U.S. BMI Financials Sector Index (the “Index”) was 5.40%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The difference in Fund performance, relative to its Index, can be attributed to Fund expenses, transaction costs, cash drag, compounding (the exponential growth of outperformance or underperformance), and security misweights between the Fund’s holdings and the Index constituents.

The Fund delivered its best quarter of the fiscal year by gaining 6.04% in the last quarter of 2013. The Fund shrugged off some of the negative news of a potential shutdown of many US government operations and news of diminished global growth outlook from the International Monetary Fund (“IMF”). Financial stocks benefited from prospects of firmer interest rates. Equities in general rebounded as companies delivered decent reports on third quarter earnings and upbeat economic data to set stocks on firmer footing again.

The Fund’s returns fell slightly during the first quarter of 2014. Most equity benchmarks endured an acid test from late January into early February, when a key Chinese manufacturing indicator missed expectations and spurred fresh disarray across the emerging markets. In addition, the global markets were further tested and rattled when Russia established military control on the Crimean peninsula. Global equities rallied into the end of the first quarter of 2014 when the IMF assembled a loan package for Ukraine.

The Fund rebounded in the second quarter of 2014 with a positive gain. In May, political conflict between Russia and Ukraine finally appeared to subside with Russian troops withdrawing from the Ukrainian border. The IMF contributed further to the uncertainty when it released its updated economic outlook. The IMF’s projections for global growth as a whole were slightly lower, with notable downgrades in forecasts for Japan. Mario Draghi announced in May that he had had enough of the growth wilting combination of low inflation and strong currency, noting that the European Central bank (“ECB”) was ready to act. Equity markets rallied through the end of May and followed through in June after the ECB announced changes that were widely anticipated. The overnight rate was cut to -10 basis points and the ECB cut its main financing rate to 15 basis points.

The Fund’s returns fell during the third quarter of 2014, ending the Reporting Period on a down note. The markets turned downward over a number of events that negatively impacted the Fund. These events included fighting in Gaza between the Israeli army and Hamas, and banking fears in Europe that were re-ignited as shares of Portugal’s largest bank, Espirito Santo, plunged amid concerns that the bank would have troubles paying off its debts. Then, Malaysian Airlines Flight 17 was shot down over eastern Ukraine, leading to a further escalation of tensions between the West and Russia. European shares tumbled on the expectation that further economic sanctions could cripple the fragile Russian economy, raising a concern of retaliation from Putin.

On an individual security level, the top positive contributors to the Fund’s performance were Banco Santander S.A., Prudential plc, and Royal Bank of Canada. The top negative contributors to the Fund’s performance were Nomura Holdings, Inc., Sumitomo Mitsui Financial Group, Inc., and Mitsubishi Estate Company, Limited.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR S&P International Financial Sector ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/08, 7/22/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P International Financial Sector ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2014 is 0.50%.

PERFORMANCE AS OF SEPTEMBER 30, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P DEVELOPED			S&P DEVELOPED
			EX-U.S. BMI			EX-U.S. BMI
	NET ASSET	MARKET	FINANCIALS SECTOR	NET ASSET	MARKET	FINANCIALS SECTOR
	VALUE	VALUE	INDEX	VALUE	VALUE	INDEX

ONE YEAR	4.23%	3.95%	5.40%	4.23%	3.95%	5.40%

THREE YEARS	57.43%	59.73%	60.28%	16.33%	16.90%	17.02%

FIVE YEARS	21.86%	21.39%	27.53%	4.03%	3.95%	4.98%

SINCE INCEPTION (1)	9.73%	9.39%	14.00%	1.51%	1.46%	2.13%

(1)	For the period July 16, 2008 to September 30, 2014.

SPDR S&P International Financial Sector ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

		S&P Developed
	SPDR S&P	Ex-U.S. BMI
	International Financial	Financials Sector
	Sector ETF	Index
	10000	10000
7/16/2008	10608	10703
8/31/2008	9988	10146
9/30/2008	8797	8960
10/31/2008	6409	6466
11/30/2008	5791	5875
12/31/2008	6129	6097
1/31/2009	5292	5311
2/28/2009	4443	4446
3/31/2009	5057	4998
4/30/2009	6233	6126
5/31/2009	7169	7066
6/30/2009	7121	7030
7/31/2009	7981	7909
8/31/2009	8728	8581
9/30/2009	9004	8939
10/31/2009	8675	8620
11/30/2009	8747	8675
12/31/2009	8671	8599
1/31/2010	8137	8089
2/28/2010	8175	8102
3/31/2010	8725	8684
4/30/2010	8581	8551
5/31/2010	7480	7440
6/30/2010	7318	7306
7/31/2010	8293	8291
8/31/2010	7827	7855
9/30/2010	8499	8528
10/31/2010	8742	8749
11/30/2010	8070	8107
12/31/2010	8725	8808
1/31/2011	9156	9204
2/28/2011	9534	9566
3/31/2011	9197	9270
4/30/2011	9678	9770
5/31/2011	9272	9381
6/30/2011	9073	9208
7/31/2011	8716	8896
8/31/2011	7856	8012
9/30/2011	6970	7112
10/31/2011	7687	7807
11/30/2011	7042	7185
12/31/2011	6982	7108
1/31/2012	7601	7747
2/29/2012	8138	8262
3/31/2012	8069	8215
4/30/2012	7844	7981
5/31/2012	6810	6967
6/30/2012	7450	7615
7/31/2012	7543	7707
8/31/2012	7836	8019
9/30/2012	8226	8428
10/31/2012	8428	8641
11/30/2012	8656	8864
12/31/2012	9059	9270
1/31/2013	9659	9881
2/28/2013	9531	9800
3/31/2013	9469	9771
4/30/2013	10194	10499
5/31/2013	9799	10043
6/30/2013	9382	9610
7/31/2013	10018	10234
8/31/2013	9801	10047
9/30/2013	10528	10816
10/31/2013	10998	11329
11/30/2013	11062	11365
12/31/2013	11163	11496
1/31/2014	10616	10984
2/28/2014	11098	11472
3/31/2014	11091	11503
4/30/2014	11234	11648
5/31/2014	11457	11883
6/30/2014	11488	11914
7/31/2014	11474	11902
8/30/2014	11483	11951
9/30/2014	10973	11400

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P International Financial Sector ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2014

			COMMONWEALTH	ROYAL BANK	WESTPAC BANKING
DESCRIPTION	HSBC HOLDINGS PLC	BANCO SANTANDER SA	BANK OF AUSTRALIA	OF CANADA	CORP.

MARKET VALUE	$455,360	294,822	283,295	244,258	242,064

% OF NET ASSETS	4.2	2.7	2.6	2.2	2.2

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2014*

PERCENT OF
INDUSTRY**	NET ASSETS

Banks	53.0%
Insurance	23.0
Real Estate Management & Development	8.2
Capital Markets	6.5
Real Estate Investment Trusts	3.8
Diversified Financial Services	3.4
Consumer Finance	0.4
Transportation Infrastructure	0.0 ***
Short Term Investments	5.3
Other Assets & Liabilities	(3.6)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See Note 2)
***	Amount shown represents less than 0.05% of net assets.

SPDR® S&P® International Health Care Sector ETF —
Management’s Discussion of Fund Performance

The SPDR S&P International Health Care Sector ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the health care sector of developed global markets outside the United States.

For the 12-month period ended September 30, 2014 (the “Reporting Period”), the total return for the Fund was 19.57%, and the total return for the S&P Developed Ex-U.S. BMI Health Care Sector Index (the “Index”) was 20.09%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The difference between the Fund’s performance and that of the Index can be attributed to Fund expenses and cumulative security misweights between the Fund and the Index.

The Fund had positive performance for the Reporting Period. The Fund was helped in the fourth calendar quarter of 2013 by stronger than expected macroeconomic data, accommodative monetary policy across the globe and strong earnings reports. The first calendar quarter of 2014 had positive returns on the back of increased mergers and acquisitions activity, in particular the proposed merger between AstraZeneca and Pfizer. Additionally, many stocks in the Fund saw positive returns as new and innovative products reached the market. The Affordable Care Act in the United States was also a positive for many of the Fund’s holdings. Continued dovish comments from central bankers across the globe also helped with positive performance in the second calendar quarter of 2014. Corporate restructurings and moves toward business efficiencies also helped add to the positive returns in the Reporting Period as companies became more focused via acquisitions in core markets while shedding assets in non-core areas. Finally, performance in the third calendar quarter was slightly negative as strong earnings and new pipeline products were overshadowed by new rules issued by the United States Treasury regarding the handling of proposed tax-inversion mergers like those of Shire by AbbVie and AstraZeneca by Pfizer. The new rules were introduced to make such mergers, where US companies reincorporate in the target company’s home country in order to have a lower tax bill in the United States, more difficult to carry through.

On an individual security level, the top positive contributors to the Fund’s performance were Novartis AG, Shire PLC, and AstraZeneca PLC. The top negative contributors to the Fund’s performance were Takeda Pharmaceutical Co. Ltd., Getinge AB Class B, and Elekta AB Class B.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR S&P International Health Care Sector ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/08, 7/22/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P International Health Care Sector ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2014 is 0.50%.

PERFORMANCE AS OF SEPTEMBER 30, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P DEVELOPED			S&P DEVELOPED
	NET ASSET	MARKET	EX-U.S. BMI HEALTH	NET ASSET	MARKET	EX-U.S. BMI HEALTH
	VALUE	VALUE	CARE SECTOR INDEX	VALUE	VALUE	CARE SECTOR INDEX

ONE YEAR	19.57%	19.53%	20.09%	19.57%	19.53%	20.09%

THREE YEARS	76.76%	77.51%	80.61%	20.91%	21.08%	21.78%

FIVE YEARS	91.87%	91.45%	100.35%	13.92%	13.87%	14.91%

SINCE INCEPTION (1)	79.53%	79.56%	90.98%	9.88%	9.88%	10.99%

(1)	For the period July 16, 2008 to September 30, 2014.

SPDR S&P International Health Care Sector ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

		S&P Developed
	SPDR S&P	Ex-U.S. BMI
	International Health	Health Care
	Care Sector	Sector Index
	ETF (a)	(b)
	10000	10000
7/16/2008	10163	10204
8/31/2008	10042	10044
9/30/2008	9103	9082
10/31/2008	8048	8070
11/30/2008	7602	7615
12/31/2008	8235	8237
1/31/2009	7708	7708
2/28/2009	6852	6852
3/31/2009	7028	7099
4/30/2009	7216	7282
5/31/2009	7897	7978
6/30/2009	7972	8094
7/31/2009	8604	8741
8/31/2009	8948	9086
9/30/2009	9356	9532
10/31/2009	9267	9475
11/30/2009	9605	9798
12/31/2009	9741	9945
1/31/2010	9557	9766
2/28/2010	9557	9783
3/31/2010	9781	9998
4/30/2010	9462	9685
5/31/2010	8606	8835
6/30/2010	8909	9100
7/31/2010	9151	9301
8/31/2010	9268	9512
9/30/2010	9891	10223
10/31/2010	10075	10418
11/30/2010	9652	9966
12/31/2010	10222	10581
1/31/2011	10269	10633
2/28/2011	10569	10941
3/31/2011	10529	10902
4/30/2011	11311	11717
5/31/2011	11607	12029
6/30/2011	11347	11774
7/31/2011	11508	11969
8/31/2011	10777	11193
9/30/2011	10157	10573
10/31/2011	10563	11028
11/30/2011	10332	10758
12/31/2011	10679	11126
1/31/2012	10804	11258
2/29/2012	11153	11633
3/31/2012	11294	11787
4/30/2012	11471	11957
5/31/2012	10635	11082
6/30/2012	11384	11880
7/31/2012	11788	12293
8/31/2012	11944	12468
9/30/2012	12395	12958
10/31/2012	12341	12918
11/30/2012	12446	13024
12/31/2012	12573	13156
1/31/2013	13389	14054
2/28/2013	13539	14252
3/31/2013	14106	14876
4/30/2013	14767	15591
5/31/2013	14352	15159
6/30/2013	14156	14891
7/31/2013	14591	15405
8/31/2013	14404	15189
9/30/2013	15015	15902
10/31/2013	15511	16385
11/30/2013	15898	16801
12/31/2013	16119	17022
1/31/2014	16133	17053
2/28/2014	17430	18433
3/31/2014	17067	18080
4/30/2014	17305	18327
5/31/2014	17510	18547
6/30/2014	18010	19109
7/31/2014	17629	18748
8/30/2014	17955	19095
9/30/2014	17953	19098

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P International Health Care Sector ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2014

DESCRIPTION	NOVARTIS AG	ROCHE HOLDING AG	SANOFI	BAYER AG	GLAXOSMITHKLINE PLC

MARKET VALUE	$7,802,905	5,793,847	4,316,616	3,615,977	3,393,627

% OF NET ASSETS	11.8	8.8	6.5	5.5	5.1

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2014*

PERCENT OF
INDUSTRY**	NET ASSETS

Pharmaceuticals	74.6%
Health Care Equipment & Supplies	9.6
Health Care Providers & Services	7.2
Biotechnology	6.2
Life Sciences Tools & Services	0.8
Chemicals	0.6
Health Care Technology	0.3
Short Term Investments	8.1
Other Assets & Liabilities	(7.4)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See Note 2)

SPDR® S&P® International Industrial Sector ETF —
Management’s Discussion of Fund Performance

The SPDR S&P International Industrial Sector ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the industrial sector of developed global markets outside the United States.

For the 12-month period ended September 30, 2014 (the “Reporting Period”), the total return for the Fund was 1.67%, and the total return for the S&P Developed Ex-U.S. BMI Industrial Sector Index (the “Index”) was 3.09%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The difference between the Fund’s performance and that of the Index can be attributed to Fund expenses and the cumulative effect of security misweights between the Fund and the Index.

The Fund had positive returns for the Reporting Period. The fourth calendar quarter of 2013 was a positive one for the Fund as companies were helped by a strong start to earnings season, easy monetary policy from the globe’s central bankers, and better than expected macroeconomic data including US and Japanese manufacturing and Euro-zone consumer confidence. Industrial companies were also helped as increases in worldwide railway usage continued. These companies also stood to benefit from other global factors such as the need for new roads and bridges and greater trucking regulation in the United States. The Fund had a small positive return in the first calendar quarter of 2014 due to accommodative monetary policy, increased global industrial production and increased corporate activity being offset by mixed results in corporate earnings reports and geopolitical concerns in the Ukraine, Thailand and Venezuela. The Fund continued to have positive performance in the second calendar quarter of 2014. Much of the performance continued to be driven by railway companies, which leveraged the increase in global trade with their ability to be the most cost-effective way to transport goods overland. The Fund also benefited from increased mergers and acquisitions activity and an interest rate cut by the European Central Bank during this period. The Fund posted negative performance for the third calendar quarter of 2014 on the back of unfavorable foreign currency rates, a more hawkish tone from the Federal Reserve and the Bank of England regarding interest rates, disappointing macroeconomic figures (Japanese GDP, Chinese and US industrial production), and multiple geopolitical situations (protests in Hong Kong, Scottish independence and airstrikes against ISIS).

On an individual security level, the top positive contributors to the Fund’s performance were Canadian National Railway Company, Canadian Pacific Railway, and Nidec Corporation. The top negative contributors to the Fund’s performance were Serco Group plc, East Japan Railway Company, and Hyundai Heavy Industries Co., Ltd.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR S&P International Industrial Sector ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/08, 7/22/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P International Industrial Sector ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2014 is 0.50%.

PERFORMANCE AS OF SEPTEMBER 30, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P DEVELOPED EX-U.S.			S&P DEVELOPED EX-U.S.
	NET ASSET	MARKET	BMI INDUSTRIAL SECTOR	NET ASSET	MARKET	BMI INDUSTRIAL SECTOR
	VALUE	VALUE	INDEX	VALUE	VALUE	INDEX

ONE YEAR	1.67%	0.57%	3.09%	1.67%	0.57%	3.09%

THREE YEARS	45.52%	47.69%	49.77%	13.32%	13.88%	14.41%

FIVE YEARS	45.54%	44.50%	54.21%	7.79%	7.64%	9.05%

SINCE INCEPTION (1)	26.98%	26.54%	32.63%	3.92%	3.86%	4.65%

(1)	For the period July 16, 2008 to September 30, 2014.

SPDR S&P International Industrial Sector ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

		S&P Developed
	SPDR S&P	Ex-U.S. BMI
	International Industrial	Industrial Sector
	Sector ETF	Index
	10000	10000
7/16/2008	10237	10271
8/31/2008	9847	9763
9/30/2008	8051	8028
10/31/2008	6121	5996
11/30/2008	6008	5836
12/31/2008	6505	6396
1/31/2009	5857	5783
2/28/2009	5276	5155
3/31/2009	5622	5534
4/30/2009	6534	6469
5/31/2009	7261	7186
6/30/2009	7228	7141
7/31/2009	7830	7756
8/31/2009	8331	8215
9/30/2009	8723	8600
10/31/2009	8517	8374
11/30/2009	8708	8507
12/31/2009	8907	8739
1/31/2010	8746	8567
2/28/2010	8708	8565
3/31/2010	9410	9269
4/30/2010	9451	9351
5/31/2010	8458	8338
6/30/2010	8391	8286
7/31/2010	9079	8983
8/31/2010	8687	8614
9/30/2010	9764	9710
10/31/2010	10080	10055
11/30/2010	9916	9844
12/31/2010	10802	10802
1/31/2011	11027	11063
2/28/2011	11214	11181
3/31/2011	11329	11374
4/30/2011	11823	11942
5/31/2011	11425	11526
6/30/2011	11290	11444
7/31/2011	11034	11215
8/31/2011	9888	10063
9/30/2011	8727	8856
10/31/2011	9605	9725
11/30/2011	9135	9258
12/31/2011	9113	9202
1/31/2012	9804	9968
2/29/2012	10299	10533
3/31/2012	10180	10436
4/30/2012	10007	10221
5/31/2012	8933	9109
6/30/2012	9258	9478
7/31/2012	9426	9578
8/31/2012	9558	9740
9/30/2012	9820	10048
10/31/2012	9907	10102
11/30/2012	10166	10352
12/31/2012	10583	10807
1/31/2013	11033	11228
2/28/2013	11150	11352
3/31/2013	11214	11430
4/30/2013	11526	11725
5/31/2013	11414	11650
6/30/2013	10963	11222
7/31/2013	11577	11852
8/31/2013	11451	11758
9/30/2013	12489	12865
10/31/2013	12737	13139
11/30/2013	12837	13244
12/31/2013	13070	13531
1/31/2014	12630	13111
2/28/2014	13159	13686
3/31/2014	13145	13683
4/30/2014	13125	13680
5/31/2014	13383	13942
6/30/2014	13521	14154
7/31/2014	13224	13831
8/30/2014	13190	13819
9/30/2014	12698	13263

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P International Industrial Sector ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2014

		CANADIAN NATIONAL
DESCRIPTION	SIEMENS AG	RAILWAY CO.	ABB, LTD.	SCHNEIDER ELECTRIC SE	KONINKLIJKE PHILIPS NV

MARKET VALUE	$962,883	648,858	580,736	456,379	395,248

% OF NET ASSETS	4.0	2.7	2.4	1.9	1.6

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2014*

PERCENT OF
INDUSTRY**	NET ASSETS

Machinery	19.3%
Industrial Conglomerates	11.7
Road & Rail	10.2
Trading Companies & Distributors	9.9
Electrical Equipment	8.5
Construction & Engineering	7.1
Aerospace & Defense	6.5
Commercial Services & Supplies	6.0
Professional Services	4.4
Building Products	4.4
Transportation Infrastructure	3.3
Air Freight & Logistics	2.7
Marine	2.5
Airlines	2.1
Auto Components	0.5
Food Products	0.3
Oil, Gas & Consumable Fuels	0.2
Short Term Investments	11.8
Other Assets & Liabilities	(11.4)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See Note 2)

SPDR® S&P® International Materials Sector ETF —
Management’s Discussion of Fund Performance

The SPDR S&P International Materials Sector ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the materials sector of developed global markets outside the United States.

For the 12-month period ended September 30, 2014 (the “Reporting Period”), the total return for the Fund was −4.19%, and the total return for the S&P Developed Ex-U.S. BMI Materials Sector Index (the “Index”) was −3.03%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The difference in Fund performance, relative to its Index, can be attributed to expenses, transaction costs, cash and receivables drag, compounding (the exponential growth of outperformance or underperformance), and security misweights between the Fund’s holdings and the Index constituents.

The Fund gained 1.41% in the last quarter of 2013 in spite of weak metal prices that weighed on mining shares throughout the course of 2013. The Fund was able to shrug off some of the negative news of a potential shutdown of many US government operations and news of diminished global growth outlook from the International Monetary Fund (“IMF”). Equities in general rebounded as companies were able to deliver relatively positive reports on third quarter earnings and upbeat economic data to set stocks on firmer footing again.

The Fund delivered a modest gain of .30% during the first quarter of 2014. Most equity benchmarks endured an acid test from late January into early February, when a key Chinese manufacturing indicator missed expectations and spurred fresh disarray across the emerging markets. In addition, the global markets were further tested and rattled when Russia established military control on the Crimean peninsula. Global equities rallied nicely into the end of the first quarter of 2014 when the IMF assembled a loan package for Ukraine.

The Fund picked up momentum in the second quarter of 2014 with a gain of 4.40%, delivering the best quarter of this fiscal year. In May, political conflict between Russia and Ukraine finally appeared to subside with Russian troops withdrawing from the Ukrainian border. The IMF contributed further to the uncertainty when it released its updated economic outlook. The IMF’s projections for global growth as a whole were slightly lower, with notable downgrades in forecasts for Japan. Mario Draghi announced in May that he had had enough of the growth wilting combination of low inflation and strong currency and the European Central bank (“ECB”) was ready to act. Equity markets rallied through the end of May and continued to do so in June after the ECB announced changes that were widely anticipated. The overnight rate was cut to -10 basis points and the ECB cut its main financing rate to 15 basis points.

The Fund had its worst quarter of the fiscal year in the third quarter of 2014, losing 9.77%. The markets turned downward during this period over a number of events that negatively impacted the Fund. These events included fighting in Gaza between the Israeli army and Hamas, as well as banking fears in Europe that were re-ignited as shares of Portugal’s largest bank, Espirito Santo, plunged amid concerns that the bank would have troubles paying off its debts. Then, Malaysian Airlines Flight 17 was shot down over eastern Ukraine, leading to a further escalation of tensions between the West and Russia. European shares tumbled on the expectation that further economic sanctions could cripple the fragile Russian economy.

On an individual security level, the top positive contributors to the Fund’s performance were Potash Corporation of Saskatchewan Inc., Rio Tinto plc, and Yara International ASA. The top negative contributors to the Fund’s performance were Syngenta AG, Nippon Steel & Sumitomo Metal Corp., and BHP Billiton Limited.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR S&P International Materials Sector ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/08, 7/22/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P International Materials Sector ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2014 is 0.50%.

PERFORMANCE AS OF SEPTEMBER 30, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P DEVELOPED			S&P DEVELOPED
	NET ASSET	MARKET	EX-U.S. BMI MATERIALS	NET ASSET	MARKET	EX-U.S. BMI MATERIALS
	VALUE	VALUE	SECTOR INDEX	VALUE	VALUE	SECTOR INDEX

ONE YEAR	−4.19%	−4.23%	−3.03%	−4.19%	−4.23%	−3.03%

THREE YEARS	1.79%	3.32%	3.37%	0.59%	1.09%	1.11%

FIVE YEARS	3.31%	2.74%	10.04%	0.65%	0.54%	1.93%

SINCE INCEPTION (1)	−22.87%	−23.18%	−14.62%	−4.09%	−4.16%	−2.51%

(1)	For the period July 16, 2008 to September 30, 2014.

SPDR S&P International Materials Sector ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

		S&P Developed
	SPDR S&P	Ex-U.S. BMI
	International Material	Materials Sector
	Sector ETF	Index
	10000	10000
7/16/2008	9968	9987
8/31/2008	9185	9147
9/30/2008	6856	6920
10/31/2008	4931	4926
11/30/2008	4711	4686
12/31/2008	5116	5124
1/31/2009	4662	4709
2/28/2009	4375	4415
3/31/2009	4839	4945
4/30/2009	5455	5618
5/31/2009	6478	6667
6/30/2009	6254	6428
7/31/2009	6978	7193
8/31/2009	7105	7355
9/30/2009	7465	7760
10/31/2009	7406	7699
11/30/2009	8090	8425
12/31/2009	8325	8686
1/31/2010	7639	7968
2/28/2010	7778	8138
3/31/2010	8528	8934
4/30/2010	8340	8839
5/31/2010	7399	7851
6/30/2010	7174	7686
7/31/2010	7815	8343
8/31/2010	7651	8232
9/30/2010	8624	9264
10/31/2010	9089	9778
11/30/2010	9036	9757
12/31/2010	10085	10883
1/31/2011	9796	10575
2/28/2011	10288	11049
3/31/2011	10277	11168
4/30/2011	10782	11768
5/31/2011	10287	11244
6/30/2011	10228	11106
7/31/2011	10063	11005
8/31/2011	9167	10067
9/30/2011	7578	8260
10/31/2011	8594	9349
11/30/2011	8186	8888
12/31/2011	7781	8445
1/31/2012	8625	9400
2/29/2012	8940	9755
3/31/2012	8537	9261
4/30/2012	8392	9079
5/31/2012	7158	7767
6/30/2012	7443	8053
7/31/2012	7389	8037
8/31/2012	7497	8198
9/30/2012	8016	8797
10/31/2012	8100	8821
11/30/2012	8085	8800
12/31/2012	8504	9213
1/31/2013	8627	9331
2/28/2013	8316	9037
3/31/2013	7936	8676
4/30/2013	7795	8486
5/31/2013	7769	8422
6/30/2013	7072	7682
7/31/2013	7386	8084
8/31/2013	7551	8257
9/30/2013	8050	8805
10/31/2013	8157	8946
11/30/2013	8077	8834
12/31/2013	8163	8952
1/31/2014	7893	8687
2/28/2014	8333	9182
3/31/2014	8188	9031
4/30/2014	8350	9212
5/31/2014	8300	9172
6/30/2014	8549	9474
7/31/2014	8552	9487
8/30/2014	8406	9320
9/30/2014	7713	8538

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P International Materials Sector ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2014

DESCRIPTION	BHP BILLITON, LTD.	BASF SE	RIO TINTO PLC	BHP BILLITON PLC	GLENCORE PLC

MARKET VALUE	$481,113	434,344	322,540	321,844	316,162

% OF NET ASSETS	6.3	5.7	4.2	4.2	4.2

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2014*

PERCENT OF
INDUSTRY**	NET ASSETS

Metals & Mining	45.8%
Chemicals	40.7
Construction Materials	6.5
Containers & Packaging	2.8
Paper & Forest Products	2.8
Electronic Equipment, Instruments & Components	0.3
Short Term Investments	11.2
Other Assets & Liabilities	(10.1)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See Note 2)

SPDR® S&P® International Technology Sector ETF —
Management’s Discussion of Fund Performance

The SPDR S&P International Technology Sector ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the technology sector of developed global markets outside the United States.

For the 12-month period ended September 30, 2014 (the “Reporting Period”), the total return for the Fund was 6.43%, and the total return for the S&P Developed Ex-U.S. BMI Information Technology Sector Index (the “Index”) was 7.75%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The difference between the Fund’s performance and that of the Index can be attributed to the expenses of managing the Fund, cash, security misweights, transaction costs and compounding (the exponential growth of outperformance or underperformance).

Buoyed by a rebound in software names, information technology started the Reporting Period with its strongest quarter of the fiscal year. The technology sector continued its positive performance during the next two quarters of the fiscal year as a result of improving overseas demand and rising global information technology spending. Performance during this period was also helped by market fundamentals continuing to rebound for many tech names. Performance took a turn in the final quarter of the fiscal year, yielding the first negative performance for the Reporting Period. This was in part due to geopolitical concerns, but also due to a slowdown in demand and operating profits for Samsung, to which the Fund had high exposure.

On an individual security level, the top positive contributors to the Fund’s performance were SK Hynix Inc., Nokia Oyj, and Murata Manufacturing Co., Ltd. The top negative contributors to the Fund’s performance were Kyocera Corporation, Yahoo Japan Corporation, and Samsung Electronics Co., Ltd. GDR RegS.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fund.

SPDR S&P International Technology Sector ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/08, 7/22/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P International Technology Sector ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2014 is 0.50%.

PERFORMANCE AS OF SEPTEMBER 30, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P DEVELOPED			S&P DEVELOPED
			EX-U.S. BMI			EX-U.S. BMI
			INFORMATION			INFORMATION
	NET ASSET	MARKET	TECHNOLOGY	NET ASSET	MARKET	TECHNOLOGY
	VALUE	VALUE	SECTOR INDEX	VALUE	VALUE	SECTOR INDEX

ONE YEAR	6.43%	6.61%	7.75%	6.43%	6.61%	7.75%

THREE YEARS	49.73%	51.88%	52.77%	14.40%	14.95%	15.17%

FIVE YEARS	37.67%	37.18%	43.29%	6.60%	6.53%	7.46%

SINCE INCEPTION (1)	23.45%	23.10%	28.01%	3.45%	3.40%	4.06%

(1)	For the period July 16, 2008 to September 30, 2014.

SPDR S&P International Technology Sector ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

		S&P Developed
	SPDR S&P	Ex-U.S. BMI
	International Technology	Information Technology
	Sector ETF	Sector Index
	(a)	(b)
	10000	10000
7/16/2008	10238	10224
8/31/2008	9838	9824
9/30/2008	8019	8021
10/31/2008	6327	6322
11/30/2008	5895	5880
12/31/2008	6275	6274
1/31/2009	5996	5988
2/28/2009	5349	5310
3/31/2009	6000	5937
4/30/2009	6919	6870
5/31/2009	7454	7445
6/30/2009	7544	7508
7/31/2009	8281	8183
8/31/2009	8572	8532
9/30/2009	8967	8933
10/31/2009	8474	8482
11/30/2009	8434	8425
12/31/2009	8933	8882
1/31/2010	9006	8956
2/28/2010	8867	8866
3/31/2010	9763	9739
4/30/2010	9954	9961
5/31/2010	8713	8736
6/30/2010	8406	8470
7/31/2010	8951	8975
8/31/2010	8244	8297
9/30/2010	9133	9163
10/31/2010	9351	9393
11/30/2010	9310	9349
12/31/2010	10327	10303
1/31/2011	10583	10585
2/28/2011	10761	10729
3/31/2011	10382	10412
4/30/2011	10653	10732
5/31/2011	10308	10365
6/30/2011	9996	10025
7/31/2011	9715	9871
8/31/2011	8881	9045
9/30/2011	8244	8379
10/31/2011	9147	9289
11/30/2011	8874	8930
12/31/2011	8621	8721
1/31/2012	9053	9202
2/29/2012	9723	9865
3/31/2012	10029	10138
4/30/2012	9837	10025
5/31/2012	8531	8705
6/30/2012	8825	9012
7/31/2012	8903	9146
8/31/2012	8897	9110
9/30/2012	9240	9470
10/31/2012	9278	9455
11/30/2012	9756	9913
12/31/2012	10159	10344
1/31/2013	10370	10530
2/28/2013	10541	10726
3/31/2013	10540	10778
4/30/2013	11001	11197
5/31/2013	10933	11194
6/30/2013	10406	10655
7/31/2013	10588	10851
8/31/2013	10659	10965
9/30/2013	11599	11881
10/31/2013	11854	12210
11/30/2013	12272	12653
12/31/2013	12373	12775
1/31/2014	11825	12326
2/28/2014	12531	13022
3/31/2014	12414	12884
4/30/2014	12185	12663
5/31/2014	12640	13109
6/30/2014	12797	13313
7/31/2014	12751	13261
8/30/2014	12673	13187
9/30/2014	12345	12801

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P International Technology Sector ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2014

	SAMSUNG ELECTRONICS			TELEFONAKTIEBOLAGET
DESCRIPTION	CO., LTD. GDR	SAP SE	ASML HOLDING NV	LM ERICSSON (CLASS B)	HITACHI, LTD.

MARKET VALUE	$1,636,660	764,234	491,674	444,746	407,126

% OF NET ASSETS	13.0	6.1	3.9	3.5	3.2

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2014*

PERCENT OF
INDUSTRY**	NET ASSETS

Technology Hardware, Storage & Peripherals	22.9%
Electronic Equipment, Instruments & Components	22.2
Software	15.9
Semiconductors & Semiconductor Equipment	15.8
IT Services	9.9
Communications Equipment	7.9
Internet Software & Services	4.9
Short Term Investments	11.5
Other Assets & Liabilities	(11.0)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See Note 2)

SPDR® S&P® International Telecommunications Sector ETF —
Management’s Discussion of Fund Performance

The SPDR S&P International Telecommunications Sector ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the telecommunications sector of developed global markets outside the United States.

For the 12-month period ended September 30, 2014 (the “Reporting Period”), the total return for the Fund was 7.43%, and the total return for the S&P Developed Ex-U.S. BMI Telecommunication Services Sector Index (the “Index”) was 8.22%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The difference between the Fund’s performance and that of the Index can be attributed to Fund expenses, cash, security misweights, transaction costs and compounding (the exponential growth of outperformance or underperformance).

Telecommunications started the Reporting Period as the best performing of all the sectors, turning in significant positive returns. Unfortunately, the remainder of the fiscal year was less successful as equity markets responded to geo-political risks like the fighting in Gaza, the escalation of tensions between the West and Russia and airstrikes against ISIS in Syria. Despite significant growth potential and continued increase in the use of mobile devices, stocks like Vodafone saw a major decline in their stock price as the fiscal year went on because of diminishing revenue growth and the resulting loss of investor confidence. By the end of the fiscal year, however, the strong performance of the first quarter prevailed and both Vodafone and the Fund finished the Reporting Period on a positive note.

On an individual security level, the top positive contributors to the Fund’s performance were Orange SA, Vodafone Group PLC, and KDDI Corporation. The top negative contributors to the Fund’s performance were Teliasonera AB, Rogers Communications Inc. Class B, and Portugal Telecom, SGPS S.A.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fund.

SPDR S&P International Telecommunications Sector ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/08, 7/22/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P International Telecommunications Sector ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2014 is 0.50%.

PERFORMANCE AS OF SEPTEMBER 30, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P DEVELOPED			S&P DEVELOPED
			EX-U.S. BMI			EX-U.S. BMI
	NET ASSET	MARKET	TELECOMMUNICATION	NET ASSET	MARKET	TELECOMMUNICATION
	VALUE	VALUE	SERVICES SECTOR INDEX	VALUE	VALUE	SERVICES SECTOR INDEX

ONE YEAR	7.43%	7.76%	8.22%	7.43%	7.76%	8.22%

THREE YEARS	41.32%	42.78%	46.90%	12.22%	12.60%	13.67%

FIVE YEARS	50.22%	49.85%	57.97%	8.48%	8.43%	9.58%

SINCE INCEPTION (1)	38.03%	38.04%	46.95%	5.33%	5.33%	6.40%

(1)	For the period July 16, 2008 to September 30, 2014.

SPDR S&P International Telecommunications Sector ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

		S&P Developed
	SPDR S&P	Ex-U.S. BMI
	International Telecommunications	Telecommunication Services
	Sector ETF	Sector Index
	(a)	(b)
	10000	10000
7/16/2008	9771	9788
8/31/2008	9437	9466
9/30/2008	8455	8456
10/31/2008	7129	7133
11/30/2008	7423	7451
12/31/2008	8061	8094
1/31/2009	7185	7195
2/28/2009	6770	6795
3/31/2009	6831	6871
4/30/2009	6951	7014
5/31/2009	7642	7711
6/30/2009	7796	7882
7/31/2009	8460	8553
8/31/2009	8779	8884
9/30/2009	9189	9302
10/31/2009	9111	9230
11/30/2009	9454	9572
12/31/2009	9349	9484
1/31/2010	8873	8978
2/28/2010	8783	8887
3/31/2010	9074	9181
4/30/2010	8842	8943
5/31/2010	8109	8189
6/30/2010	8303	8415
7/31/2010	9263	9400
8/31/2010	9328	9464
9/30/2010	9932	10096
10/31/2010	10525	10702
11/30/2010	9724	9900
12/31/2010	10115	10313
1/31/2011	10537	10762
2/28/2011	10851	11067
3/31/2011	10921	11156
4/30/2011	11409	11667
5/31/2011	11099	11395
6/30/2011	11016	11309
7/31/2011	11046	11356
8/31/2011	10356	10637
9/30/2011	9767	10003
10/31/2011	10518	10788
11/30/2011	10177	10441
12/31/2011	9990	10250
1/31/2012	9814	10070
2/29/2012	10038	10314
3/31/2012	9992	10268
4/30/2012	9756	10015
5/31/2012	9035	9292
6/30/2012	9909	10229
7/31/2012	9972	10298
8/31/2012	10319	10670
9/30/2012	10473	10859
10/31/2012	10046	10433
11/30/2012	10102	10523
12/31/2012	10102	10540
1/31/2013	10629	11109
2/28/2013	10157	10629
3/31/2013	10687	11199
4/30/2013	11477	12064
5/31/2013	11026	11611
6/30/2013	11020	11626
7/31/2013	11678	12333
8/31/2013	11701	12356
9/30/2013	12849	13579
10/31/2013	13598	14367
11/30/2013	13785	14576
12/31/2013	14211	15033
1/31/2014	13607	14418
2/28/2014	14176	15017
3/31/2014	14025	14888
4/30/2014	14229	15115
5/31/2014	14429	15338
6/30/2014	14531	15458
7/31/2014	14324	15251
8/30/2014	14249	15187
9/30/2014	13803	14695

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P International Telecommunications Sector ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2014

DESCRIPTION	VODAFONE GROUP PLC	SOFTBANK CORP.	TELEFONICA SA	BT GROUP PLC	DEUTSCHE TELEKOM AG

MARKET VALUE	$5,287,594	4,118,674	3,794,780	2,967,059	2,781,616

% OF NET ASSETS	12.2	9.5	8.7	6.8	6.4

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2014*

PERCENT OF
INDUSTRY**	NET ASSETS

Diversified Telecommunication Services	64.1%
Wireless Telecommunication Services	35.2
Short Term Investments	8.6
Other Assets & Liabilities	(7.9)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See Note 2)

SPDR® S&P® International Utilities Sector ETF —
Management’s Discussion of Fund Performance

The SPDR S&P International Utilities Sector ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the utilities sector of developed global markets outside the United States.

For the 12-month period ended September 30, 2014 (the “Reporting Period”), the total return for the Fund was 9.86%, and the total return for the S&P Developed Ex-U.S. BMI Utilities Sector Index (the “Index”) was 10.94%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The difference between the Fund’s performance and that of the Index can be attributed to Fund expenses, cash, security misweights, compounding (the exponential growth of outperformance or underperformance), and optimization.

The Fund experienced solid positive returns over the Reporting Period, which were driven by positive returns over the first three quarters. The utility sector as a whole capitalized on the booming population, which spurred the need for utility supplies. Power and water, which largely define the sector, can be viewed as essentials having steady demand and not exposed to economic growth cycles as much as some other sectors may be. Utility services play an important role in the economic progress of a nation and these. companies providing basic services are essential.

On an individual security level, the top positive contributors to the Fund’s performance were National Grid PLC, Enel S.p.A., and Iberdrola SA. The top negative contributors to the Fund’s performance were Tokyo Electric Power Company, Incorporated, Kansai Electric Power Company, Incorporated, and Centrica plc.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR S&P International Utilities Sector ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/08, 7/22/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P International Utilities Sector ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2014 is 0.50%.

PERFORMANCE AS OF SEPTEMBER 30, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P DEVELOPED			S&P DEVELOPED
	NET ASSET	MARKET	EX-U.S. BMI UTILITIES	NET ASSET	MARKET	EX-U.S. BMI UTILITIES
	VALUE	VALUE	SECTOR INDEX	VALUE	VALUE	SECTOR INDEX

ONE YEAR	9.86%	9.27%	10.94%	9.86%	9.27%	10.94%

THREE YEARS	22.30%	23.15%	26.36%	6.94%	7.19%	8.11%

FIVE YEARS	1.03%	0.53%	5.52%	0.21%	0.11%	1.08%

SINCE INCEPTION (1)	−17.28%	−17.49%	−13.48%	−3.01%	−3.05%	−2.31%

(1)	For the period July 16, 2008 to September 30, 2014.

SPDR S&P International Utilities Sector ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	SPDR S&P	S&P Developed
	International Utililies	Ex-U.S. BMI
	Sector ETF	Utilities Sector
	(a)	Index (b)
	10000	10000
7/16/2008	10214	10188
8/31/2008	9762	9715
9/30/2008	8613	8555
10/31/2008	7312	7257
11/30/2008	7146	7086
12/31/2008	7771	7738
1/31/2009	7027	7001
2/28/2009	6253	6216
3/31/2009	6173	6149
4/30/2009	6630	6572
5/31/2009	7249	7231
6/30/2009	7148	7128
7/31/2009	7405	7403
8/31/2009	7891	7890
9/30/2009	8186	8201
10/31/2009	7747	7781
11/30/2009	8060	8091
12/31/2009	8190	8217
1/31/2010	7739	7803
2/28/2010	7635	7701
3/31/2010	7851	7929
4/30/2010	7569	7652
5/31/2010	6868	6927
6/30/2010	6832	6895
7/31/2010	7416	7487
8/31/2010	7339	7409
9/30/2010	7637	7720
10/31/2010	8049	8138
11/30/2010	7384	7479
12/31/2010	7834	7944
1/31/2011	8142	8241
2/28/2011	8344	8433
3/31/2011	7896	7990
4/30/2011	8303	8398
5/31/2011	7813	7936
6/30/2011	7873	7991
7/31/2011	7569	7691
8/31/2011	7076	7186
9/30/2011	6762	6850
10/31/2011	6933	7038
11/30/2011	6750	6857
12/31/2011	6507	6630
1/31/2012	6582	6698
2/29/2012	6826	6949
3/31/2012	6808	6943
4/30/2012	6590	6730
5/31/2012	5987	6115
6/30/2012	6496	6649
7/31/2012	6140	6314
8/31/2012	6423	6613
9/30/2012	6676	6882
10/31/2012	6672	6881
11/30/2012	6582	6790
12/31/2012	6766	6993
1/31/2013	6795	7023
2/28/2013	6585	6807
3/31/2013	6695	6929
4/30/2013	7311	7556
5/31/2013	7105	7349
6/30/2013	6890	7135
7/31/2013	7182	7454
8/31/2013	6958	7211
9/30/2013	7529	7799
10/31/2013	7709	8002
11/30/2013	7661	7960
12/31/2013	7683	7991
1/31/2014	7492	7801
2/28/2014	8069	8401
3/31/2014	8220	8561
4/30/2014	8220	8572
5/31/2014	8507	8880
6/30/2014	8713	9105
7/31/2014	8525	8915
8/30/2014	8477	8861
9/30/2014	8272	8652

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P International Utilities Sector ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2014

DESCRIPTION	NATIONAL GRID PLC	IBERDROLA SA	GDF SUEZ	E.ON AG	ENEL SPA

MARKET VALUE	$6,274,861	4,342,579	4,323,063	4,143,553	3,894,885

% OF NET ASSETS	9.0	6.3	6.2	6.0	5.6

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2014*

PERCENT OF
INDUSTRY**	NET ASSETS

Electric Utilities	42.4%
Multi-Utilities	34.9
Gas Utilities	14.2
Independent Power and Renewable Electricity Producers	4.7
Water Utilities	3.6
Short Term Investments	5.1
Other Assets & Liabilities	(4.9)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See Note 2)

SPDR STOXX Europe 50 ETF
SCHEDULE OF INVESTMENTS
September 30, 2014

Security Description	Shares	Value

COMMON STOCKS — 99.4%
BELGIUM — 2.0%
Anheuser-Busch InBev NV	48,933	$5,261,871

FRANCE — 12.9%
Air Liquide SA	21,177	2,583,425
AXA SA	127,783	3,149,341
BNP Paribas	68,686	4,557,033
LVMH Moet Hennessy Louis Vuitton SA	16,728	2,719,643
Sanofi	73,920	8,363,062
Schneider Electric SE	35,881	2,755,862
Total SA (a)	146,171	9,500,268

		33,628,634

GERMANY — 14.3%
Allianz SE	28,071	4,551,379
BASF SE	56,450	5,179,278
Bayer AG	50,821	7,119,738
Daimler AG	61,315	4,703,913
Deutsche Bank AG	79,803	2,800,029
Deutsche Telekom AG	190,666	2,890,306
SAP SE	58,454	4,216,379
Siemens AG	50,878	6,065,314

		37,526,336

ITALY — 1.5%
ENI SpA (a)	165,928	3,955,313

NETHERLANDS — 2.8%
ING Groep NV (b)	237,058	3,386,932
Unilever NV	95,928	3,820,838

		7,207,770

SPAIN — 5.8%
Banco Bilbao Vizcaya Argentaria SA	361,815	4,365,406
Banco Santander SA	737,783	7,093,485
Telefonica SA	245,045	3,793,573

		15,252,464

SWITZERLAND — 23.2%
ABB, Ltd. (b)	142,217	3,197,092
Cie Financiere Richemont SA	32,084	2,630,854
Credit Suisse Group AG (b)	93,813	2,598,880
Glencore PLC (b)	608,938	3,388,002
Nestle SA	198,186	14,570,975
Novartis AG	157,964	14,903,668
Roche Holding AG	43,177	12,792,683
UBS AG (b)	221,228	3,857,309
Zurich Insurance Group AG (b)	9,183	2,737,120

		60,676,583

UNITED KINGDOM — 36.9%
AstraZeneca PLC	77,653	5,591,279
Barclays PLC	1,014,428	3,740,506
BG Group PLC	209,708	3,875,637
BHP Billiton PLC	131,356	3,652,055
BP PLC	1,131,659	8,318,945
British American Tobacco PLC	114,492	6,462,896
BT Group PLC	500,791	3,081,811
Diageo PLC	154,433	4,468,910
GlaxoSmithKline PLC	298,340	6,834,030
HSBC Holdings PLC	1,173,980	11,915,922
Lloyds Banking Group PLC (b)	3,295,174	4,106,374
National Grid PLC	236,884	3,410,138
Prudential PLC	157,554	3,514,561
Reckitt Benckiser Group PLC	40,577	3,519,305
Rio Tinto PLC	76,326	3,751,054
Royal Dutch Shell PLC (Class A)	242,407	9,286,140
Standard Chartered PLC	124,607	2,303,886
Unilever PLC	80,519	3,374,288
Vodafone Group PLC	1,630,163	5,401,759

		96,609,496

TOTAL COMMON STOCKS —
(Cost $264,188,657)		260,118,467

RIGHTS — 0.0% (c)
SPAIN — 0.0% (c)
Banco Bilbao Vizcaya Argentaria SA (expiring 10/13/14) (b) (Cost $36,721)	361,815	36,108

SHORT TERM INVESTMENTS — 1.7%
UNITED STATES — 1.7%
MONEY MARKET FUNDS — 1.7%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	3,067,594	3,067,594
State Street Institutional Liquid Reserves Fund 0.09% (e)(f)	1,265,544	1,265,544

TOTAL SHORT TERM INVESTMENTS —
(Cost $4,333,138)		4,333,138

TOTAL INVESTMENTS — 101.1%
(Cost $268,558,516)		264,487,713
OTHER ASSETS & LIABILITIES — (1.1)%		(2,758,166)

NET ASSETS — 100.0%		$261,729,547

(a)	A portion of the security was on loan at September 30, 2014.
(b)	Non-income producing security
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Investments of cash collateral for securities loaned
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(f)	The rate shown is the annualized seven-day yield at period end.
PLC = Public Limited Company

See accompanying notes to financial statements.

SPDR EURO STOXX 50 ETF
SCHEDULE OF INVESTMENTS
September 30, 2014

Security Description	Shares	Value

COMMON STOCKS — 99.9%
BELGIUM — 3.3%
Anheuser-Busch InBev NV	1,481,774	$164,227,497

FINLAND — 1.3%
Nokia Oyj	7,210,334	61,527,605

FRANCE — 34.5%
Air Liquide SA	661,272	80,669,923
AXA SA	3,988,518	98,301,038
BNP Paribas	2,145,661	142,355,779
Carrefour SA	1,200,802	37,103,693
Compagnie de Saint-Gobain	960,896	43,983,920
Danone	1,148,223	76,876,108
Essilor International SA	412,777	45,334,038
GDF Suez	3,075,041	77,147,069
L’Oreal SA	467,733	74,271,563
LVMH Moet Hennessy Louis Vuitton SA	521,718	84,821,050
Orange SA	3,713,931	55,853,772
Sanofi	2,308,634	261,191,145
Schneider Electric SE	1,119,936	86,017,350
Societe Generale SA	1,545,255	78,901,588
Total SA (a)	4,564,220	296,647,864
Unibail-Rodamco SE	188,136	48,411,909
Vinci SA	1,025,592	59,603,112
Vivendi SA (b)	2,457,526	59,357,457

		1,706,848,378

GERMANY — 30.8%
Allianz SE	876,077	142,045,483
BASF SE	1,762,629	161,720,931
Bayer AG	1,586,978	222,326,755
Bayerische Motoren Werke AG	615,753	66,132,801
Daimler AG	1,912,748	146,740,608
Deutsche Bank AG	2,492,583	87,456,677
Deutsche Post AG	1,834,227	58,830,842
Deutsche Telekom AG	5,945,247	90,123,993
E.ON AG	3,840,059	70,314,581
Muenchener Rueckversicherungs- Gesellschaft AG	293,397	58,022,711
RWE AG	926,452	36,110,853
SAP SE	1,824,796	131,625,401
Siemens AG	1,589,240	189,457,900
Volkswagen AG Preference Shares	296,159	61,505,793

		1,522,415,329

ITALY — 8.3%
Assicurazioni Generali SpA	2,592,268	54,556,207
Enel SpA	12,408,810	65,868,149
ENI SpA (a)	5,177,828	123,426,609
Intesa Sanpaolo SpA	26,887,307	81,720,724
UniCredit SpA	10,687,806	84,518,576

		410,090,265

LUXEMBOURG — 0.0% (c)
APERAM (b)	1	31

NETHERLANDS — 8.6%
Airbus Group NV	1,100,916	69,286,270
ASML Holding NV	736,783	73,361,010
ING Groep NV (b)	7,403,036	105,769,815
Koninklijke Philips NV	1,836,008	58,598,048
Unilever NV	2,997,082	119,374,585

		426,389,728

SPAIN — 13.1%
Banco Bilbao Vizcaya Argentaria SA	11,297,888	136,312,407
Banco Santander SA	23,007,312	221,205,992
Iberdrola SA	10,268,215	73,547,394
Inditex SA	2,016,758	55,730,268
Repsol SA (a)	1,889,689	44,878,410
Telefonica SA	7,650,799	118,442,996

		650,117,467

TOTAL COMMON STOCKS —
(Cost $4,626,073,750)		4,941,616,300

RIGHTS — 0.0% (c)
SPAIN — 0.0% (c)
Banco Bilbao Vizcaya Argentaria SA (expiring 10/13/14) (a)(b) (Cost $1,153,125)	11,361,728	1,133,863

SHORT TERM INVESTMENTS — 1.4%
UNITED STATES — 1.4%
MONEY MARKET FUNDS — 1.4%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	58,567,565	58,567,565
State Street Institutional Liquid Reserves Fund 0.09% (e)(f)	11,687,767	11,687,767

TOTAL SHORT TERM INVESTMENTS —
(Cost $70,255,332)		70,255,332

TOTAL INVESTMENTS — 101.3%
(Cost $4,697,482,207)		5,013,005,495
OTHER ASSETS & LIABILITIES — (1.3)%		(63,517,233)

NET ASSETS — 100.0%		$4,949,488,262

(a)	A portion of the security was on loan at September 30, 2014.
(b)	Non-income producing security
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Investments of cash collateral for securities loaned
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(f)	The rate shown is the annualized seven-day yield at period end.

See accompanying notes to financial statements.

SPDR EURO STOXX Small Cap ETF
SCHEDULE OF INVESTMENTS
September 30, 2014

Security Description	Shares	Value

COMMON STOCKS — 99.9%
AUSTRIA — 3.0%
IMMOFINANZ AG (a)	27,595	$78,329
Raiffeisen Bank International AG	3,343	72,721
Telekom Austria AG	2,671	24,074
Vienna Insurance Group AG Wiener Versicherung Gruppe	1,110	50,136

		225,260

BELGIUM — 4.8%
Ackermans & van haaren NV	649	80,222
bpost SA	2,903	69,310
Cofinimmo SA	503	56,997
Colruyt SA	1,788	78,795
Telenet Group Holding NV (a)	1,461	83,975

		369,299

FINLAND — 6.1%
Amer Sports Oyj	3,427	68,877
Huhtamaki Oyj	2,651	72,805
Kesko Oyj (Class B)	1,963	70,301
Neste Oil Oyj	3,699	76,166
Orion Oyj (Class B)	2,900	113,566
Outokumpu Oyj (a)	8,479	59,125

		460,840

FRANCE — 19.9%
Air France-KLM (a)	7,318	68,631
Bollore SA	174	98,868
CNP Assurances	4,337	81,688
Eurazeo SA	1,124	80,905
Fonciere Des Regions	799	72,016
Gecina SA	1,032	135,256
Havas SA	7,467	57,737
Hermes International	250	74,769
ICADE	1,024	86,372
Imerys SA	969	71,462
JCDecaux SA	1,958	61,824
Lagardere SCA	2,964	79,341
Neopost SA	995	73,141
Orpea	1,022	63,545
Remy Cointreau SA	671	48,316
Rubis	1,012	58,283
SEB SA	701	52,884
Societe BIC SA	775	99,958
Societe Television Francaise 1	3,477	46,910
Teleperformance	1,661	102,773

		1,514,679

GERMANY — 21.2%
Axel Springer SE	1,243	68,446
Deutsche Euroshop AG	1,307	56,574
Evonik Industries AG	1,908	66,138
Fraport AG Frankfurt Airport Services Worldwide	1,077	70,829
Freenet AG	3,718	96,777
Fuchs Petrolub SE Preference Shares	2,018	76,732
Gerresheimer AG	908	58,980
Hugo Boss AG	1,015	126,886
Kabel Deutschland Holding AG	602	81,827
LEG Immobilien AG (a)	1,419	98,357
Leoni AG	945	51,595
MorphoSys AG (a)	721	70,760
OSRAM Licht AG (a)	2,522	93,969
Rheinmetall AG	1,145	55,109
Rhoen-Klinikum AG	2,705	82,079
Sky Deutschland AG (a)	11,428	97,143
Stada Arzneimittel AG	1,748	69,568
Telefonica Deutschland Holding AG (a)	14,928	78,071
TUI AG	5,669	84,826
Wirecard AG	3,374	124,691

		1,609,357

GREECE — 6.3%
Alpha Bank AE (a)	124,699	96,721
Eurobank Ergasias SA (a)	275,781	108,695
Hellenic Telecommunications Organization SA (a)	7,086	93,094
OPAP SA	6,205	81,128
Piraeus Bank SA (a)	57,925	98,053

		477,691

IRELAND — 3.8%
C&C Group PLC	10,098	53,666
Glanbia PLC	4,986	71,993
Kingspan Group PLC	4,094	65,164
Paddy Power PLC	1,319	95,258

		286,081

ITALY — 10.1%
Azimut Holding SpA	2,994	75,757
Banca Popolare dell’Emilia Romagna SC (a)	13,925	110,822
Banca Popolare di Milano Scarl (a)	118,085	95,395
Banca Popolare di Sondrio Scarl	13,159	56,652
Davide Campari-Milano SpA	8,229	59,409
Exor SpA	2,770	107,565
Finmeccanica SpA (a)	11,671	113,598
Mediaset SpA (a)	20,132	77,312
UnipolSai SpA	24,081	68,141

		764,651

LUXEMBOURG — 3.8%
Altice SA (a)	2,367	125,375
Eurofins Scientific SE	251	65,001
RTL Group SA	1,119	95,968

		286,344

NETHERLANDS — 11.2%
Aalberts Industries NV	2,775	71,951
ASM International NV	1,498	54,452
Corio NV	2,031	99,612
Delta Lloyd NV	5,654	136,384
Fugro NV	2,070	62,667
Koninklijke Vopak NV	1,713	92,455
Nutreco NV	1,836	66,843
OCI NV (a)	2,638	81,495
PostNL NV (a)	12,722	54,979
SBM Offshore NV (a)	5,357	77,789
Wereldhave NV	627	51,642

		850,269

PORTUGAL — 1.0%
Banco Espirito Santo SA (a)(b)	92,152	0

See accompanying notes to financial statements.

SPDR EURO STOXX Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014

Security Description	Shares	Value

Jeronimo Martins SGPS SA	7,105	$78,247

		78,247

SPAIN — 7.4%
Abengoa SA (Class B)	15,658	82,720
Bolsas y Mercados Espanoles SA	2,301	87,754
Endesa SA	2,440	96,431
Gamesa Corp. Tecnologica SA (a)	5,925	65,327
Mapfre SA	28,671	101,557
Viscofan SA	1,283	70,341
Zardoya Otis SA	4,878	60,512

		564,642

UNITED KINGDOM — 1.3%
Jazztel PLC (a)	6,303	102,076

TOTAL COMMON STOCKS —
(Cost $8,724,999)		7,589,436

SHORT TERM INVESTMENT — 0.1%
UNITED STATES — 0.1%
MONEY MARKET FUND — 0.1%
State Street Institutional Liquid Reserves Fund 0.09% (c)(d) (Cost $11,709)	11,709	11,709

TOTAL INVESTMENTS — 100.0%
(Cost $8,736,708)		7,601,145
OTHER ASSETS & LIABILITIES — 0.0% (e)		(3,536)

NET ASSETS — 100.0%		$7,597,609

(a)	Non-income producing security
(b)	Security is valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs (Note 2).
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Amount shown represents less than 0.05% of net assets.
PLC = Public Limited Company
SCA = Societe en Commandite par Actions (partnership limited by shares)

See accompanying notes to financial statements.

SPDR S&P Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS
September 30, 2014

Security Description	Shares	Value

COMMON STOCKS — 99.2%
CHINA — 28.6%
21Vianet Group, Inc. ADR (a)(b)	17,900	$322,200
58.com Inc, ADR (a)(b)	9,200	342,700
Agricultural Bank of China, Ltd. (Class H)	5,350,000	2,370,092
Air China, Ltd.	1,981,414	1,252,881
Aluminum Corp. of China, Ltd. (Class H) (a)(b)	1,990,304	809,952
Angang Steel Co., Ltd. (b)	791,244	499,298
Anhui Conch Cement Co., Ltd. (Class H) (b)	1,029,750	3,288,792
Anta Sports Products, Ltd.	182,000	370,792
Baidu, Inc. ADR (a)	76,978	16,798,909
Bank of China, Ltd. (Class H)	19,504,466	8,741,103
Bank of Communications Co., Ltd. (Class H)	3,464,630	2,413,832
Bitauto Holdings, Ltd. ADR (a)	5,000	390,000
Boyaa Interactive International, Ltd.	215,200	212,842
Brilliance China Automotive Holdings, Ltd.	690,000	1,204,930
BYD Co., Ltd. (b)	171,800	1,140,525
BYD Electronic International Co., Ltd.	218,500	253,248
Chanjet Information Technology Co., Ltd. (Class H) (a)	180,200	361,556
China Animal Healthcare, Ltd.	297,700	230,413
China Cinda Asset Management Co. Ltd. (Class H) (a)	2,159,600	951,157
China Citic Bank Corp., Ltd. (Class H)	3,237,341	1,963,642
China Coal Energy Co., Ltd. (Class H) (b)	1,271,000	743,112
China Communications Construction Co., Ltd. (Class H)	1,352,000	975,029
China Conch Venture Holdings, Ltd. (b)	84,000	164,212
China Construction Bank Corp.	22,398,148	15,691,482
China COSCO Holdings Co., Ltd. (a)(b)	1,861,230	771,807
China Everbright, Ltd.	198,000	371,261
China Life Insurance Co., Ltd. (Class H)	2,690,708	7,467,355
China Longyuan Power Group Corp.	914,000	893,390
China Merchants Bank Co., Ltd. (Class H)	1,925,760	3,293,466
China Merchants Property Development Co., Ltd.	791,826	1,296,069
China Minsheng Banking Corp., Ltd. (Class H) (b)	1,695,600	1,550,368
China National Building Material Co., Ltd. (Class H) (b)	808,000	732,549
China Oilfield Services, Ltd.	520,557	1,374,280
China Pacific Insurance Group Co., Ltd.	310,600	1,091,986
China Petroleum & Chemical Corp. (Class H)	6,653,726	5,826,755
China Railway Construction Corp., Ltd. (Class H) (b)	458,000	416,412
China Railway Group, Ltd. (Class H)	1,345,000	713,629
China Shenhua Energy Co., Ltd. (Class H)	983,040	2,740,830
China Shipping Container Lines Co., Ltd. (a)(b)	7,012,339	1,887,392
China Shipping Development Co., Ltd. (a)(b)	1,173,215	735,800
China Telecom Corp., Ltd. (Class H)	7,037,320	4,313,871
Consun Pharmaceutical Group, Ltd.	330,400	289,336
Country Garden Holdings Co., Ltd. (b)	1,340,000	505,621
CT Environmental Group, Ltd. (b)	190,000	162,471
Ctrip.com International, Ltd. ADR (a)	54,378	3,086,495
Dongfeng Motor Group Co., Ltd. (Class H)	860,468	1,413,964
E-Commerce China Dangdang, Inc. (Class A) ADR (a)(b)	22,000	268,400
E-House China Holdings, Ltd. ADR	31,700	301,784
FIH Mobile, Ltd. (a)	630,000	327,774
Great Wall Motor Co., Ltd. (Class H) (b)	229,000	889,151
Guangzhou Automobile Group Co., Ltd. (Class H)	1,640,032	1,586,153
Guangzhou R&F Properties Co., Ltd. (Class H) (b)	1,130,176	1,142,533
Haitian International Holdings, Ltd.	147,000	333,940
Hengan International Group Co., Ltd.	93,500	919,335
Huaneng Power International, Inc. (Class H)	2,458,472	2,684,813
Industrial & Commercial Bank of China (Class H)	17,369,138	10,826,213
Inner Mongolia Yitai Coal Co., Ltd. (Class B)	463,710	788,771
Jiangsu Expressway Co., Ltd. (Class H) (b)	2,388,299	2,518,985
Jiangsu Future Land Co., Ltd. (c)	164,103	83,200
Jiangxi Copper Co., Ltd. (Class H) (b)	1,067,578	1,757,047
Jingwei Textile Machinery (Class H)	198,000	200,165
Jintian Pharmaceutical Group, Ltd.	456,000	189,679
Kama Co., Ltd. (Class B) (a)	1,092,400	592,081
Kangda International Environmental Co., Ltd. (a)(d)	425,000	207,982
Kingsoft Corp., Ltd.	201,000	477,838
Konka Group Co., Ltd.	280,300	117,317
Lao Feng Xiang Co., Ltd.	100,200	299,598
Livzon Pharmaceutical Group, Inc. (Class H) (c)	18,300	126,555
Luthai Textile Co., Ltd.	79,000	109,673
Luye Pharma Group, Ltd. (a)	398,000	509,987
Maanshan Iron & Steel (a)	2,048,971	445,939
Mindray Medical International, Ltd. ADR (b)	22,657	683,335
MOBI Development Co., Ltd.	913,000	210,463
NetEase, Inc. ADR	45,690	3,913,805
New Oriental Education & Technology Group, Inc. ADR (a)(b)	27,518	638,418
Perfect World Co., Ltd. ADR	19,800	389,862
PetroChina Co., Ltd. (Class H)	5,217,208	6,685,196
Phoenix Healthcare Group Co., Ltd.	141,000	223,709
PICC Property & Casualty Co., Ltd. (Class H)	934,211	1,655,451

See accompanying notes to financial statements.

SPDR S&P Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014

Security Description	Shares	Value

Ping An Insurance Group Co. of China, Ltd. (Class H)	620,364	$4,657,663
Poly Culture Group Corp., Ltd. (Class H) (a)	59,700	222,959
Qihoo 360 Technology Co., Ltd. ADR (a)(b)	21,500	1,450,605
REXLot Holdings, Ltd.	2,800,000	284,864
Semiconductor Manufacturing International Corp. (a)(b)	15,207,837	1,566,789
SGSB Group Co., Ltd. (a)	321,300	216,877
Shandong Luoxin Pharmaceutical Group Stock Co., Ltd. (Class H)	140,000	262,147
Shandong Weigao Group Medical Polymer Co., Ltd. (b)	464,000	458,915
Shanghai Electric Group Co., Ltd. (Class H)	3,448,418	1,834,100
Shanghai Fosun Pharmaceutical Group Co., Ltd. (Class H)	81,000	261,304
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd. (Class H) (a)	460,000	434,817
Shanghai Highly Group Co., Ltd.	510,200	301,018
Shanghai Jinjiang International Travel Co., Ltd. (Class B)	420,904	814,870
Shanghai Mechanical and Electrical Industry Co., Ltd. (Class B)	91,300	200,495
Shanghai Prime Machinery Co., Ltd. (Class H)	1,154,000	215,490
Shenzhou International Group Holdings, Ltd. (b)	123,000	396,003
Sihuan Pharmaceutical Holdings Group, Ltd.	1,425,000	1,068,048
Sina Corp. (a)(b)	27,780	1,142,869
Sinopec Shanghai Petrochemical Co., Ltd. (Class H)	3,708,878	1,222,744
Sinopec Yizheng Chemical Fibre Co., Ltd. (Class H) (a)(b)	386,000	179,949
Sinopharm Group Co.	228,000	833,885
Sohu.com, Inc. (a)(b)	7,833	393,452
SouFun Holdings, Ltd. ADR (b)	37,600	374,120
SPT Energy Group, Inc.	480,000	167,519
Sunny Optical Technology Group Co., Ltd.	220,800	327,570
TAL Education Group ADR (a)(b)	12,200	426,268
Tencent Holdings, Ltd.	1,324,670	19,703,466
Tingyi Cayman Islands Holding Corp.	1,176,383	3,090,522
Tong Ren Tang Technologies Co., Ltd. (Class H)	257,000	354,798
Trina Solar, Ltd. ADR (a)(b)	15,200	183,464
Vipshop Holdings, Ltd. ADS (a)(b)	7,200	1,360,872
Want Want China Holdings, Ltd. (b)	2,099,000	2,616,620
Wisdom Holdings Group	308,000	197,133
WuXi PharmaTech Cayman, Inc. ADR (a)	17,000	595,340
Xinchen China Power Holdings, Ltd. (a)	483,000	256,270
Xinyi Glass Holdings, Ltd.	642,000	400,986
Xinyi Solar Holdings, Ltd. (b)	505,200	165,904
Yanzhou Coal Mining Co., Ltd. (Class H) (b)	856,882	702,932
Yestar International Holding Co., Ltd.	195,000	232,289
Youku Tudou, Inc. ADR (a)(b)	29,454	527,816
YY, Inc. ADR (a)	6,900	516,741
Zhuzhou CSR Times Electric Co., Ltd. (Class H)	158,000	610,424
Zijin Mining Group Co., Ltd. (Class H) (b)	3,038,685	739,606

		196,503,481

HONG KONG — 10.3%
AAC Technologies Holdings, Inc.	157,000	911,862
Agile Property Holdings, Ltd. (b)	2,300,088	1,412,914
AviChina Industry & Technology Co., Ltd. (Class H)	848,000	606,096
Beijing Enterprises Holdings, Ltd.	154,000	1,319,841
Beijing Enterprises Water Group, Ltd. (a)	882,000	596,322
Belle International Holdings, Ltd.	814,000	915,149
C.banner International Holdings, Ltd.	340,000	107,275
Carnival Group International Holdings, Ltd. (a)	1,840,000	277,240
Changshouhua Food Co., Ltd.	155,000	124,757
China Everbright International, Ltd.	555,000	734,749
China Gas Holdings, Ltd.	528,000	875,796
China High Speed Transmission Equipment Group Co., Ltd. (a)	344,000	279,538
China Huishan Dairy Holdings Co., Ltd. (b)	1,153,000	255,394
China Medical System Holdings, Ltd.	317,000	542,138
China Mengniu Dairy Co., Ltd.	586,390	2,416,515
China Merchants Holdings International Co., Ltd.	714,898	2,209,573
China Mobile, Ltd.	1,464,636	16,928,447
China Modern Dairy Holdings, Ltd. (a)(b)	695,000	322,211
China Ocean Shipbuilding Industry Group, Ltd. (a)	3,277,800	141,410
China Overseas Land & Investment, Ltd. (b)	1,821,084	4,685,742
China Pharmaceutical Group, Ltd.	574,000	475,309
China Resources Enterprise, Ltd. (b)	758,746	1,795,953
China Resources Gas Group, Ltd.	128,000	346,164
China Resources Land, Ltd.	629,355	1,296,787
China Resources Power Holdings Co., Ltd.	622,000	1,678,137
China Singyes Solar Technologies Holdings, Ltd. (a)	138,000	245,251
China Taiping Insurance Holdings Co., Ltd. (a)	190,200	412,482
China Unicom (Hong Kong), Ltd.	1,668,172	2,492,021
China Yurun Food Group, Ltd. (a)(b)	350,659	154,893
CITIC, Ltd. (b)	1,184,000	1,976,103
Citychamp Watch & Jewellery Group, Ltd.	850,000	126,978
CNOOC, Ltd.	4,202,249	7,208,401
Comba Telecom Systems Holdings, Ltd.	406,000	183,521
COSCO Pacific, Ltd.	1,003,283	1,330,802

See accompanying notes to financial statements.

SPDR S&P Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014

Security Description	Shares	Value

Dawnrays Pharmaceutical Holdings, Ltd.	276,000	$264,445
Digital China Holdings, Ltd.	277,000	247,923
EVA Precision Industrial Holdings, Ltd.	798,000	186,009
Evergrande Real Estate Group, Ltd. (b)	316,000	118,829
GCL Poly Energy Holdings, Ltd. (a)	1,970,000	723,043
Geely Automobile Holdings, Ltd.	880,000	368,315
GOME Electrical Appliances Holding, Ltd. (b)	3,034,322	492,363
Guangdong Investment, Ltd.	598,000	698,492
Haier Electronics Group Co., Ltd.	168,000	440,278
Hanergy Solar Group, Ltd. (a)(b)	892,000	164,268
Hang Fat Ginseng Holdings Co., Ltd.	734,000	184,325
Hua Han Bio-Pharmaceutical Holdings, Ltd. (Class H)	964,000	320,295
Huabao International Holdings, Ltd. (b)	529,000	408,071
Imperial Pacific International Holdings, Ltd. (a)	602,700	127,291
Kingboard Chemical Holdings, Ltd.	238,200	473,633
Kunlun Energy Co., Ltd. (b)	796,000	1,148,111
Lenovo Group, Ltd. (b)	2,357,703	3,509,941
Li Ning Co., Ltd. (a)	414,500	218,857
Lijun International Pharmaceutical Holding Co., Ltd.	738,000	355,452
Minth Group, Ltd.	166,000	321,521
NVC Lighting Holdings, Ltd. (c)	226,000	51,515
Shimao Property Holdings, Ltd.	317,500	642,761
Sino Biopharmaceutical, Ltd.	764,000	760,547
Sino-Ocean Land Holdings, Ltd. (b)	1,637,211	862,345
Sinotrans, Ltd. (Class H)	472,000	342,826
Skyworth Digital Holdings, Ltd.	216,763	112,498
Sunac China Holdings, Ltd.	554,000	419,508
Tech Pro Technology Development, Ltd. (a)	676,000	443,116
The United Laboratories International Holdings, Ltd. (a)	278,000	209,437
Uni-President China Holdings, Ltd. (b)	366,000	365,760
WH Group, Ltd. (a)(d)	1,131,500	929,669

		71,297,215

INDIA — 16.9%
Adani Enterprises, Ltd.	52,649	401,261
AIA Engineering, Ltd.	13,989	212,983
Apollo Hospitals Enterprise, Ltd.	106,496	1,932,482
Apollo Tyres, Ltd.	90,877	299,809
Arvind, Ltd.	53,728	258,288
Asian Paints, Ltd.	54,370	554,220
Aurobindo Pharma, Ltd.	34,252	536,990
Axis Bank, Ltd.	171,583	1,049,335
Bharat Forge, Ltd.	27,638	368,432
Bharat Heavy Electricals, Ltd.	387,366	1,257,246
Bharti Airtel, Ltd.	511,821	3,357,997
Cipla, Ltd.	314,627	3,193,138
DLF, Ltd.	124,900	305,071
Dr Reddy’s Laboratories, Ltd.	18,734	979,652
Eicher Motors, Ltd.	1,704	330,316
Escorts, Ltd.	93,106	229,147
GAIL India, Ltd.	93,424	679,880
Glenmark Pharmaceuticals, Ltd.	29,281	342,212
Godrej Consumer Products, Ltd.	30,145	482,535
Godrej Industries, Ltd.	35,513	176,933
Gujarat Mineral Development Corp., Ltd.	83,661	196,148
Gujarat Pipavav Port, Ltd. (a)	71,745	196,962
Havells India, Ltd.	68,159	292,291
HCL Technologies, Ltd.	51,901	1,441,018
HDFC Bank, Ltd.	479,525	6,775,542
Hero Motocorp, Ltd.	24,861	1,143,038
Hindalco Industries, Ltd.	214,771	545,100
Hindustan Unilever, Ltd.	376,916	4,552,774
Hindustan Zinc, Ltd.	666,995	1,738,226
Housing Development & Infrastructure, Ltd. (a)	116,299	157,520
Housing Development Finance Corp., Ltd.	382,961	6,543,387
ICICI Bank, Ltd.	199	4,619
ICICI Bank, Ltd. ADR	106,545	5,231,360
Idea Cellular, Ltd.	572,365	1,539,343
IDFC, Ltd.	284,123	631,410
IIFL Holdings, Ltd.	215,109	523,492
Indiabulls Housing Finance, Ltd.	155,648	1,014,887
Indian Hotels Co., Ltd. (a)	977,689	1,544,261
Indian Oil Corp., Ltd.	110,033	645,660
Infosys, Ltd. ADR (b)	164,403	9,944,738
ITC, Ltd. GDR (a)	419,652	2,512,457
Jaiprakash Associates, Ltd. (a)	556,461	238,316
Jindal Steel & Power, Ltd.	103,391	289,281
JSW Steel, Ltd.	28,313	529,975
Just Dial, Ltd.	10,943	288,937
Kotak Mahindra Bank, Ltd.	25,641	420,610
Larsen & Toubro, Ltd. GDR (b)	67,809	1,600,292
Mahindra & Mahindra Financial Services, Ltd.	71,580	317,103
Mahindra & Mahindra, Ltd.	142,457	3,138,852
Mindtree, Ltd.	12,694	242,195
Motherson Sumi Systems, Ltd.	55,023	352,491
Mundra Port and Special Economic Zone, Ltd.	82,998	372,994
NTPC, Ltd.	279,297	629,051
Oil & Natural Gas Corp., Ltd.	487,475	3,224,707
Power Finance Corp., Ltd.	78,696	298,933
Ranbaxy Laboratories, Ltd. (a)	30,852	319,560
Reliance Capital, Ltd.	64,935	478,759
Reliance Communications, Ltd. (a)	388,898	623,395
Reliance Industries, Ltd. GDR (d)	288,990	8,814,195
Reliance Infrastructure, Ltd.	128,496	1,218,070
Sesa Sterlite, Ltd.	252,448	1,113,861
Shriram City Union Finance, Ltd.	10,399	275,668
Shriram Transport Finance Co., Ltd.	37,052	559,320
Siemens India, Ltd.	132,556	1,775,319
Sintex Industries, Ltd.	188,244	220,065
SKS Microfinance, Ltd. (a)	55,874	271,544
State Bank of India	35,510	1,406,198
Steel Authority of India, Ltd.	399,422	450,126
Sun Pharmaceutical Industries, Ltd.	213,136	2,958,401
Suzlon Energy, Ltd. (a)	149,959	31,322

See accompanying notes to financial statements.

SPDR S&P Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014

Security Description	Shares	Value

Tata Consultancy Services, Ltd.	159,018	$7,046,125
Tata Motors, Ltd.	541,906	4,406,057
Tata Steel, Ltd.	66,635	495,285
Tech Mahindra, Ltd.	17,355	699,623
Unitech, Ltd. (a)	222,821	68,008
United Spirits, Ltd.	18,894	735,079
UPL, Ltd.	59,042	325,085
Vakrangee, Ltd.	206,744	421,120
Wipro, Ltd. ADR (b)	249,497	3,033,884
Yes Bank, Ltd.	16,710	151,204
Zee Entertainment Enterprises, Ltd.	441,860	2,247,576

		116,210,746

INDONESIA — 4.7%
Ace Hardware Indonesia Tbk PT	4,286,400	311,322
Adaro Energy Tbk PT	5,193,900	500,848
AKR Corporindo Tbk PT	239,800	107,256
Astra International Tbk PT	6,173,800	3,572,039
Bank Central Asia Tbk PT	3,996,096	4,287,973
Bank Mandiri Tbk PT	2,609,605	2,157,716
Bank Rakyat Indonesia Persero Tbk PT	5,457,496	4,669,216
Bumi Resources Tbk PT (a)	7,075,364	110,326
BW Plantation Tbk PT	686,300	31,259
Charoen Pokphand Indonesia Tbk PT	673,600	234,392
Ciputra Surya Tbk PT	815,400	141,198
Citra Marga Nusaphala Persada Tbk PT	551,000	141,085
Garda Tujuh Buana Tbk PT (a)	127,500	6,226
Garuda Indonesia Tbk PT (a)	6,292,700	214,318
Global Mediacom Tbk PT	638,800	101,967
Gudang Garam Tbk PT	181,200	842,799
Indocement Tunggal Prakarsa Tbk PT	622,925	1,101,685
Indosat Tbk PT (a)	1,380,548	431,103
Intiland Development Tbk PT	2,269,300	108,018
Kalbe Farma Tbk PT	1,816,600	253,444
Kawasan Industri Jababeka Tbk PT	11,597,037	234,130
Lippo Cikarang Tbk PT (a)	590,500	384,055
Lippo Karawaci Tbk PT	2,982,700	230,097
Matahari Putra Prima Tbk PT	819,800	211,930
Mayora Indah Tbk PT	130,600	326,902
Media Nusantara Citra Tbk PT	832,600	218,314
Metropolitan Land Tbk PT	3,754,400	135,571
MNC Investama Tbk PT (a)	5,010,000	143,084
Modernland Realty Tbk PT	10,278,900	447,092
Pakuwon Jati Tbk PT	4,103,600	136,057
Pembangunan Perumahan Persero PT Tbk	1,080,900	190,721
Perusahaan Gas Negara Persero Tbk PT	6,035,640	2,972,002
Selamat Sempurna Tbk PT	1,071,000	398,604
Semen Indonesia Persero Tbk PT	998,700	1,264,255
Summarecon Agung Tbk PT	1,553,300	155,521
Surya Semesta Internusa Tbk PT	2,472,100	150,132
Telekomunikasi Indonesia Persero Tbk PT	15,576,970	3,726,456
Tiga Pilar Sejahtera Food Tbk (a)	1,641,400	309,152
Tower Bersama Infrastructure Tbk PT	589,800	387,230
United Tractors Tbk PT	509,745	832,493
Wijaya Karya Persero Tbk PT	890,800	190,442
XL Axiata Tbk PT	193,400	98,406

		32,466,836

MALAYSIA — 6.5%
7-Eleven Malaysia Holdings Bhd (Class B) (a)	393,500	214,713
Aeon Credit Service M Bhd	71,400	339,534
Alliance Financial Group Bhd	1,937,310	2,946,861
APM Automotive Holdings Bhd	91,500	164,563
Astro Malaysia Holdings Bhd	400,800	409,291
Axiata Group Bhd	779,500	1,663,314
Berjaya Auto Bhd	324,700	340,487
Bursa Malaysia Bhd	672,534	1,652,377
Cahya Mata Sarawak Bhd	408,600	541,811
Carlsberg Brewery Malay Bhd	708,803	2,588,465
CB Industrial Product Holding Bhd	165,700	247,502
CIMB Group Holdings Bhd	652,187	1,397,615
Coastal Contracts Bhd	174,200	257,543
Cypark Resources Bhd	335,400	274,005
Eastern & Oriental Bhd	531,200	464,729
ECM Libra Financial Group Bhd (a)	1,648,831	537,799
Eco World Development Group Bhd	225,200	320,587
Faber Group Bhd	141,200	140,318
Genting Bhd	1,062,700	3,074,233
Genting Malaysia Bhd	944,300	1,203,223
IJM Corp. Bhd	1,417,140	2,794,969
Inari Amertron Bhd	203,200	200,072
IOI Corp. Bhd	1,849,196	2,711,365
IOI Properties Group Sdn Bhd	658,497	525,914
Karex Bhd (a)	294,300	255,679
KNM Group Bhd (a)	1,195,800	329,888
Land & General Bhd	1,904,200	365,690
Landmarks Bhd (a)	1,858,800	719,609
Lingkaran Trans Kota Holdings Bhd	94,100	111,870
Malayan Banking Bhd	767,898	2,331,432
Malaysian Airline System Bhd (a)	7,278,130	576,837
Maxis Bhd	638,400	1,261,037
Media Prima Bhd	446,200	303,315
MKH Bhd	238,000	268,435
Muhibbah Engineering M Bhd	486,900	461,594
Oldtown Bhd	316,300	171,624
OSK Holdings Bhd	1,645,225	1,078,261
Padini Holdings Bhd	331,600	194,078
PPB Group Bhd	180,600	781,747
Press Metal Bhd	128,900	245,580
Prestariang Bhd	313,700	177,864
Public Bank Bhd	328,520	1,892,708
Salcon Bhd	1,031,300	260,929
Sapurakencana Petroleum Bhd	316,900	397,997
Sime Darby Bhd	590,394	1,646,732
TA Enterprise Bhd	1,163,500	342,258
Tambun Indah Land Bhd	657,800	515,332
TAN Chong Motor Holdings Bhd	707,700	985,883
Tenaga Nasional Bhd	572,350	2,159,943
TSH Resources Bhd	207,000	220,219
Uzma Bhd (a)	208,300	242,556
Wah Seong Corp. Bhd	1,860,711	1,003,950
Yinson Holdings Bhd	226,900	225,482

		44,539,819

See accompanying notes to financial statements.

SPDR S&P Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014

Security Description	Shares	Value

PHILIPPINES — 3.0%
ABS-CBN Holdings Corp, PDR	335,100	$327,054
Alliance Global Group, Inc.	1,429,400	828,130
Ayala Land, Inc.	5,232,475	4,074,982
Belle Corp.	2,600,200	298,391
Cebu Air, Inc.	113,270	172,767
Cebu Holdings, Inc.	1,702,600	198,799
Cosco Capital, Inc.	3,273,900	582,886
D&L Industries, Inc.	1,448,200	418,865
First Gen Corp. (a)	4,534,270	2,722,936
First Philippine Holdings Corp.	1,547,414	3,103,276
GMA Holdings, Inc.	317,500	49,099
JG Summit Holdings, Inc.	616,600	795,524
Jollibee Foods Corp.	81,130	354,331
LT Group, Inc.	971,000	338,398
Megawide Construction Corp. (a)	1,708,750	482,802
Nickel Asia Corp.	523,400	522,496
Pepsi-Cola Products Philippines, Inc. (a)	2,145,000	229,425
Philex Mining Corp.	1,632,300	370,998
Philippine Long Distance Telephone Co.	44,099	3,044,258
Puregold Price Club, Inc.	607,400	469,651
Robinsons Retail Holdings, Inc.	308,540	435,198
SM Investments Corp.	21,820	390,672
Universal Robina Corp.	63,510	264,640

		20,475,578

SINGAPORE — 0.2%
Nam Cheong, Ltd.	687,000	234,333
SIIC Environment Holdings, Ltd. (a)	1,395,000	187,050
Silverlake Axis, Ltd.	319,000	323,928
Yangzijiang Shipbuilding Holdings, Ltd. (b)	534,000	494,095

		1,239,406

TAIWAN — 23.8%
Acer, Inc. (a)	1,122,456	789,643
Advanced Semiconductor Engineering, Inc.	3,001,636	3,493,086
Asia Cement Corp.	1,849,073	2,361,528
Asustek Computer, Inc.	256,138	2,441,855
AU Optronics Corp. ADR	341,341	1,419,979
Catcher Technology Co., Ltd.	254,539	2,359,671
Cathay Financial Holding Co., Ltd.	2,466,604	4,017,825
Center Laboratories, Inc. (a)	63,000	217,459
Chang Hwa Commercial Bank, Ltd.	4,853,254	2,975,499
China Development Financial Holding Corp.	5,796,272	1,779,687
China Steel Chemical Corp.	53,877	316,147
China Steel Corp.	3,795,625	3,244,177
Chinatrust Financial Holding Co., Ltd.	5,995,562	4,030,613
Chunghwa Picture Tubes, Ltd. (a)	1,947,368	107,549
Chunghwa Telecom Co., Ltd.	974,268	2,936,944
Coland Holdings, Ltd.	173,411	399,046
Compal Electronics, Inc.	1,953,431	1,460,923
Delta Electronics, Inc.	771,893	4,871,989
Eclat Textile Co., Ltd.	51,000	463,568
eMemory Technology, Inc.	16,000	179,096
Epistar Corp.	349,170	653,126
Everlight Electronics Co., Ltd.	297,996	638,713
Far Eastern New Century Corp.	2,610,697	2,630,479
Firich Enterprises Co., Ltd.	56,000	268,775
First Financial Holding Co., Ltd	4,200,980	2,534,163
Formosa Chemicals & Fibre Corp.	1,318,691	3,047,518
Formosa Petrochemical Corp.	385,000	934,039
Formosa Plastics Corp.	1,980,137	4,693,301
Foxconn Technology Co., Ltd.	631,572	1,561,308
Fubon Financial Holding Co., Ltd.	2,909,998	4,467,427
Giant Manufacturing Co., Ltd.	40,000	311,642
Hermes Microvision, Inc.	9,000	375,746
Hiwin Technologies Corp.	42,000	375,549
Hon Hai Precision Industry Co., Ltd.	3,641,784	11,492,998
Hotai Motor Co., Ltd.	51,000	694,094
HTC Corp. (a)	219,710	953,392
Hua Nan Financial Holdings Co., Ltd.	3,730,729	2,176,908
Innolux Corp.	1,746,753	755,101
Inotera Memories, Inc. (a)	467,000	693,910
King Yuan Electronics Co., Ltd.	2,758,898	2,349,002
Largan Precision Co., Ltd.	40,710	2,917,464
Lite-On Technology Corp.	1,088,907	1,569,670
Macronix International Co., Ltd. (a)	2,555,374	572,911
MediaTek, Inc.	379,219	5,616,074
Medigen Biotechnology Corp. (a)	34,000	195,598
Mega Financial Holding Co., Ltd.	3,461,986	2,839,513
Merry Electronics Co., Ltd.	46,000	213,975
Motech Industries, Inc.	195,507	259,009
Nan Ya Plastics Corp.	1,967,759	4,308,182
Novatek Microelectronics Corp.	293,062	1,449,920
Pegatron Corp.	604,630	1,113,078
Pou Chen Corp.	301,000	334,450
Powertech Technology, Inc. (a)	668,518	1,208,715
ProMOS Technologies, Inc. (a)(e)	1,135,850	0
Quanta Computer, Inc.	1,062,194	2,695,685
Realtek Semiconductor Corp.	568,161	2,017,173
Shin Kong Financial Holding Co., Ltd.	4,316,308	1,309,671
Siliconware Precision Industries Co.	1,322,745	1,815,434
SinoPac Financial Holdings Co., Ltd.	5,171,082	2,218,400
Synnex Technology International Corp.	380,000	524,663
Tainan Enterprises Co., Ltd.	1,304,567	1,179,362
Taishin Financial Holdings Co., Ltd.	5,662,968	2,652,815
Taiwan Cement Corp.	2,250,216	3,350,968
Taiwan FU Hsing Industrial Co., Ltd.	2,632,000	2,539,463
Taiwan Mobile Co., Ltd.	502,200	1,523,794
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,063,441	21,460,239
Tatung Co., Ltd. (a)	1,348,107	393,537
Teco Electric & Machinery Co., Ltd.	275,000	282,508
TPK Holding Co., Ltd.	59,000	353,967
Tripod Technology Corp.	684,361	1,412,840
Uni-President Enterprises Corp.	2,788,819	4,840,633
United Integrated Services Co., Ltd.	1,951,000	1,936,922
United Microelectronics Corp. ADR	1,145,723	2,279,989
Via Technologies, Inc. (a)	291,490	205,062
Walsin Lihwa Corp. (a)	879,000	288,959
Wistron Corp.	1,318,736	1,346,069
Yageo Corp.	1,865,900	1,352,524
Yuanta Financial Holding Co., Ltd.	3,080,618	1,519,067

		163,571,778

See accompanying notes to financial statements.

SPDR S&P Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014

Security Description	Shares	Value

THAILAND — 5.2%
Advanced Info Service PCL	459,130	$3,185,944
Bangkok Expressway PCL	2,585,142	3,029,619
Bank of Ayudhya PCL NVDR	148,000	222,513
Bumrungrad Hospital PCL	72,300	294,328
Central Plaza Hotel PCL	98,300	122,022
Charoen Pokphand Foods PCL	479,400	447,243
Chularat Hospital PCL	410,800	230,580
CP ALL PCL	1,526,500	2,106,735
E for L Aim PCL (a)	5,862,200	285,652
Electricity Generating PCL	618,646	3,148,083
Energy Absolute PCL	467,600	348,987
Gunkul Engineering PCL	389,000	293,924
Hana Microelectronics PCL	210,800	274,674
Ichitan Group PCL	277,100	205,101
Indorama Ventures PCL	344,600	271,004
IRPC PCL (b)	6,166,339	608,552
Jasmine International PCL	669,800	138,401
Kasikornbank PCL	370,554	2,674,160
KCE Electronics PCL	325,000	400,925
MC Group PCL	615,200	351,001
Mega Lifesciences PCL	470,900	286,098
Minor International PCL	381,200	434,985
Nok Airlines PCL	809,400	394,403
PTT Exploration & Production PCL	857,553	4,231,565
PTT PCL	254,055	2,820,657
Raimon Land PCL (a)	6,855,300	465,124
Siam Global House PCL	260,555	112,499
SNC Former PCL	82,000	42,739
Somboon Advance Technology PCL	341,300	199,991
Srisawad Power 1979 PCL (a)	490,700	316,288
SVI PCL	1,996,300	310,912
Thai Beverage PCL (b)	2,048,000	1,228,511
Thai Oil PCL	882,405	1,401,507
The Siam Cement PCL NVDR	102,400	1,421,126
The Siam Commercial Bank PCL	488,197	2,740,227
True Corp. PCL NVDR (a)	2,177,300	799,071

		35,845,151

TOTAL COMMON STOCKS —
(Cost $633,551,641)		682,150,010

PREFERRED STOCKS — 0.0% (f)
INDIA — 0.0% (f)
Zee Entertainment Enterprises, Ltd. (Cost $32,553)	6,481,083	88,149

RIGHTS — 0.0% (f)
CHINA — 0.0% (f)
Country Garden Holdings Co., Ltd. (expiring 10/8/14) (a)	89,333	5,062

HONG KONG — 0.0% (f)
Agile Property Holdings, Ltd. (expiring 10/10/14) (a)	460,018	45,616

TOTAL RIGHTS —
(Cost $0)		50,678

SHORT TERM INVESTMENTS — 6.1%
UNITED STATES — 6.1%
MONEY MARKET FUNDS — 6.1%
State Street Navigator Securities Lending Prime Portfolio (g)(h)	37,269,587	37,269,587
State Street Institutional Liquid Reserves Fund 0.09% (h)(i)	4,643,520	4,643,520

TOTAL SHORT TERM INVESTMENTS —
(Cost $41,913,107)		41,913,107

TOTAL INVESTMENTS — 105.3%
(Cost $675,497,301)		724,201,944
OTHER ASSETS & LIABILITIES — (5.3)%		(36,707,540)

NET ASSETS — 100.0%		$687,494,404

(a)	Non-income producing security
(b)	A portion of the security was on loan at September 30, 2014.
(c)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs (Note 2).
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 1.5% of net assets as of September 30, 2014, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Security is valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs (Note 2).
(f)	Amount shown represents less than 0.05% of net assets.
(g)	Investments of cash collateral for securities loaned
(h)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(i)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
ADS = American Depositary Shares
GDR = Global Depositary Receipt
NVDR = Non Voting Depositary Receipt
PCL = Public Company Limited
PDR = Philippine Depository Receipts

See accompanying notes to financial statements.

SPDR S&P Small Cap Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS
September 30, 2014

Security Description	Shares	Value

COMMON STOCKS — 99.9%
BRITISH VIRGIN ISLANDS — 0.0% (a)
Winsway Enterprises Holdings, Ltd. (b)	28,000	$1,370

CHINA — 13.2%
21Vianet Group, Inc. ADR (b)	600	10,800
51job, Inc. ADR (b)	402	12,032
Anhui Expressway Co., Ltd.	16,000	9,767
Bank of Chongqing Co., Ltd. (Class H)	35,500	23,727
Boyaa Interactive International, Ltd.	9,000	8,901
China Animal Healthcare, Ltd.	13,000	10,062
China Galaxy Securities Co., Ltd. Class H	24,000	16,721
China Huiyuan Juice Group, Ltd. (b)	11,000	4,703
China Lesso Group Holdings, Ltd.	18,000	8,971
China Lodging Group, Ltd. ADR (b)	600	15,462
China SCE Property Holdings, Ltd. (b)	24,000	4,636
China Shanshui Cement Group, Ltd. (c)	22,000	7,848
China Suntien Green Energy Corp., Ltd. (Class H)	28,000	6,995
China Tian Lun Gas Holdings, Ltd. (b)	9,000	10,906
China Vanadium Titano — Magnetite Mining Co., Ltd.	24,000	2,534
Colour Life Services Group Co., Ltd. (b)	11,000	10,369
Coolpad Group, Ltd.	32,000	5,687
CT Environmental Group, Ltd. (c)	10,000	8,551
Dongyue Group (c)	12,000	4,497
E-Commerce China Dangdang, Inc. (Class A) ADR (b)	806	9,833
E-House China Holdings, Ltd. ADR	983	9,358
First Tractor Co., Ltd. (c)	20,000	13,934
Hangzhou Steam Turbine Co.	6,200	7,489
Harbin Electric Co., Ltd.	24,000	14,434
Hisense Kelon Electrical Holdings Co., Ltd. (Class H) (b)	15,000	15,801
Home Inns & Hotels Management, Inc. ADR (b)	195	5,653
Huangshan Tourism Development Co., Ltd.	5,600	8,008
Hunan Non-Ferrous Metal Corp., Ltd. (b)(c)	20,000	6,825
Jiangsu Future Land Co., Ltd. (d)	16,900	8,568
JinkoSolar Holding Co., Ltd. ADR (b)	300	8,247
Lonking Holdings, Ltd. (c)	28,000	5,048
MIE Holdings Corp.	20,000	2,627
Peak Sport Products Co., Ltd.	14,000	4,021
Perfect World Co., Ltd. ADR	700	13,783
Phoenix Healthcare Group Co., Ltd.	6,500	10,313
Ports Design, Ltd.	4,000	1,587
Renhe Commercial Holdings Co., Ltd. (b)	116,000	4,930
Renren, Inc. ADR (b)	3,988	13,719
REXLot Holdings, Ltd. (c)	101,322	10,308
Shanghai Chlor-Alkali Chemical Co., Ltd.	13,700	6,836
Shanghai Dajiang Group, Class B (b)	19,300	7,894
Shanghai Diesel Engine Co., Ltd. Class B	7,120	5,376
Shanghai Haixin Group Co. (b)	11,700	6,166
Shenguan Holdings Group, Ltd. (c)	16,000	5,378
Shenzhen Expressway Co., Ltd. (Class H)	20,000	13,445
Sinopec Engineering Group Co., Ltd.	26,000	28,025
Sunny Optical Technology Group Co., Ltd.	9,200	13,649
TAL Education Group ADR (b)	300	10,482
TCL Communication Technology Holdings, Ltd.	8,000	9,602
Tong Ren Tang Technologies Co., Ltd. (Class H)	13,000	17,947
Trina Solar, Ltd. ADR (b)	1,007	12,155
Wumart Stores, Inc. (Class H)	10,000	9,350
Xinchen China Power Holdings, Ltd. (b)	22,000	11,673
Yingli Green Energy Holding Co., Ltd. ADR (b)	2,700	8,397
Zhaojin Mining Industry Co., Ltd. (Class H) (c)	22,500	12,460
Zhejiang Southeast Electric Power Co. (b)	1,517	1,237
Zhengzhou Coal Mining Machinery Group Co., Ltd. Class H	54,000	39,083

		576,810

HONG KONG — 10.9%
361 Degrees International, Ltd. (c)	10,000	2,756
Ajisen China Holdings, Ltd.	8,000	6,315
Anxin-China Holdings, Ltd.	32,000	3,256
Asian Citrus Holdings, Ltd. (c)	8,171	1,694
Beijing Capital Land, Ltd.	24,000	8,283
Boshiwa International Holding, Ltd. (b)(c)(e)	32,000	0
CGN Mining Co., Ltd. (b)	30,000	3,284
China Dongxiang Group Co. (c)	40,000	7,521
China High Speed Transmission Equipment Group Co., Ltd. (b)	16,000	13,002
China Lilang, Ltd.	8,000	5,615
China Lumena New Materials Corp. (b)(e)	27,260	2,194
China Metal Recycling Holdings, Ltd. (b)(e)	3,988	0
China National Materials Co., Ltd.	16,000	3,688
China Oil and Gas Group, Ltd. (c)	40,000	6,439
China Overseas Grand Oceans Group, Ltd. (c)	16,000	9,066
China Precious Metal Resources Holdings Co., Ltd. (b)(c)	40,000	4,739
China Rongsheng Heavy Industries Group Holdings, Ltd. (b)(c)(d)	42,000	7,356
China Shineway Pharmaceutical Group, Ltd.	6,000	10,169
China Singyes Solar Technologies Holdings, Ltd. (b)	6,000	10,663
China Travel International Investment Hong Kong, Ltd.	48,000	14,156
China Yurun Food Group, Ltd. (b)(c)	14,000	6,184
China ZhengTong Auto Services Holdings, Ltd.	10,000	5,847
Citic Resources Holdings, Ltd. (b)(c)	44,000	6,686
Comba Telecom Systems Holdings, Ltd.	12,000	5,424
Cosco International Holdings, Ltd.	16,000	7,068
Dah Chong Hong Holdings, Ltd.	10,000	5,782
Digital China Holdings, Ltd.	8,000	7,160
Fufeng Group, Ltd.	14,200	7,022
Global Bio-Chem Technology Group Co., Ltd. (b)	28,000	1,082
Glorious Property Holdings, Ltd. (b)	36,000	5,517
Greatview Aseptic Packaging Co., Ltd.	14,000	9,195
Guangdong Land Holdings, Ltd.	16,000	3,153
Guotai Junan International Holdings, Ltd.	17,000	11,713

See accompanying notes to financial statements.

SPDR S&P Small Cap Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014

Security Description	Shares	Value

Hengdeli Holdings, Ltd. (c)	25,200	$4,024
Hidili Industry International Development, Ltd. (b)(c)	18,000	2,017
Hua Han Bio-Pharmaceutical Holdings, Ltd. (Class H) (c)	33,280	11,058
Ju Teng International Holdings, Ltd.	12,000	6,923
Kaisa Group Holdings, Ltd. (c)	28,000	10,637
Kingboard Laminates Holdings, Ltd.	13,000	5,491
Kingdee International Software Group Co., Ltd. (b)	20,000	5,924
Li Ning Co., Ltd. (b)(c)	10,000	5,280
Lijun International Pharmaceutical Holding Co., Ltd.	32,000	15,413
NetDragon Websoft, Inc.	9,500	15,586
Newocean Energy Holdings, Ltd.	18,000	8,971
North Mining Shares Co., Ltd. (b)	120,000	5,872
NVC Lighting Holdings, Ltd. (d)	22,000	5,015
Pacific Online, Ltd.	10,000	5,357
Real Nutriceutical Group, Ltd.	10,000	3,400
Sany Heavy Equipment International Holdings Co., Ltd. (b)	12,000	2,674
Shenzhen Investment, Ltd.	345	97
Shougang Concord International Enterprises Co., Ltd. (b)	112,000	4,904
Shougang Fushan Resources Group, Ltd. (c)	48,000	10,756
Sinotrans Shipping, Ltd. (b)	25,000	6,954
Sinotruk Hong Kong, Ltd.	11,000	5,964
SITC International Holdings Co., Ltd.	27,000	13,178
Skyworth Digital Holdings, Ltd.	20,445	10,611
Springland International Holdings, Ltd.	16,000	6,058
Tech Pro Technology Development, Ltd. (b)	24,000	15,732
The United Laboratories International Holdings, Ltd. (b)	12,500	9,417
Tianjin Port Development Holdings, Ltd.	48,000	9,025
Tianneng Power International, Ltd.	12,000	4,064
United Energy Group, Ltd. (b)(c)	48,000	6,923
V1 Group, Ltd. (b)	39,200	3,988
Wasion Group Holdings, Ltd.	12,000	11,050
West China Cement, Ltd.	44,000	4,193
Yingde Gases	16,000	15,124
Yip’s Chemical Holdings, Ltd.	8,241	5,635
Yuexiu Transport Infrastructure, Ltd.	28,000	17,200

		476,544

INDIA — 12.4%
AIA Engineering, Ltd.	671	10,216
Amtek Auto, Ltd.	2,571	8,394
Apollo Tyres, Ltd.	3,781	12,474
Arvind, Ltd.	3,431	16,494
Bajaj Finance, Ltd.	289	12,734
Balkrishna Industries, Ltd.	972	12,193
Bhushan Steel, Ltd.	1,321	2,515
Biocon, Ltd.	1,164	9,390
CESC, Ltd.	990	12,023
Coromandel International, Ltd.	4,851	24,023
Credit Analysis & Research, Ltd.	482	11,719
Cyient, Ltd.	1,427	10,377
Dewan Housing Finance Corp., Ltd.	1,413	7,640
Dish TV India, Ltd. (b)	6,037	5,264
Federal Bank, Ltd.	9,952	20,280
Fortis Healthcare, Ltd. (b)	3,119	5,904
Gateway Distriparks, Ltd.	1,042	4,327
GMR Infrastructure, Ltd.	17,268	4,907
Godrej Industries, Ltd.	3,039	15,141
Gujarat Pipavav Port, Ltd. (b)	3,596	9,872
Havells India, Ltd.	3,409	14,619
Hexaware Technologies, Ltd.	1,681	5,475
Housing Development & Infrastructure, Ltd. (b)	4,340	5,878
IFCI, Ltd.	13,042	7,549
IIFL Holdings, Ltd.	3,738	9,097
India Cements, Ltd. (b)	3,868	7,049
Indiabulls Real Estate, Ltd.	5,284	5,775
Indian Hotels Co., Ltd. (b)	9,204	14,538
Info Edge India, Ltd.	846	11,656
IRB Infrastructure Developers, Ltd.	2,500	9,355
Jain Irrigation Systems, Ltd.	3,259	4,295
Jubilant Foodworks, Ltd. (b)	203	4,045
Just Dial, Ltd.	352	9,294
Manappuram Finance, Ltd.	4,295	2,055
MAX India, Ltd.	1,583	8,201
McLeod Russel India, Ltd.	1,337	6,293
Mindtree, Ltd.	914	17,439
Mphasis, Ltd.	1,108	7,698
Page Industries, Ltd.	91	11,715
Pipavav Defence & Offshore Engineering Co., Ltd. (b)	1,446	903
PTC India, Ltd.	6,743	9,313
Punj Lloyd, Ltd. (b)	3,626	2,078
Rajesh Exports, Ltd.	2,939	6,393
Rolta India, Ltd.	17,994	33,142
Shriram City Union Finance, Ltd.	561	14,872
Sintex Industries, Ltd.	5,290	6,184
SKS Microfinance, Ltd. (b)	1,939	9,423
Strides Arcolab, Ltd.	143	1,654
Suzlon Energy, Ltd. (b)	14,572	3,044
Tata Chemicals, Ltd.	890	5,756
Tata Global Beverages, Ltd.	3,842	9,913
The Jammu & Kashmir Bank, Ltd.	4,143	9,475
Thermax, Ltd.	848	12,605
Unitech, Ltd. (b)	17,972	5,485
Vakrangee, Ltd.	6,802	13,855
Videocon Industries, Ltd.	1,327	3,609
Voltas, Ltd.	3,575	13,985
Welspun Corp., Ltd.	3,963	4,970

		544,572

INDONESIA — 4.5%
Ace Hardware Indonesia Tbk PT	90,700	6,588
AKR Corporindo Tbk PT	14,100	6,306
Alam Sutera Realty Tbk PT	151,100	5,642
Aneka Tambang Persero Tbk PT	41,400	3,771
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	114,800	7,490
Bank Tabungan Negara Tbk PT	31,024	2,979
Borneo Lumbung Energi & Metal Tbk PT (b)	147,000	965
Bumi Resources Tbk PT (b)	183,400	2,860
Ciputra Development Tbk PT	131,900	10,987
Energi Mega Persada Tbk PT (b)	447,200	3,780

See accompanying notes to financial statements.

SPDR S&P Small Cap Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014

Security Description	Shares	Value

Gajah Tunggal Tbk PT	27,200	$3,460
Garda Tujuh Buana Tbk PT (b)	5,500	269
Garuda Indonesia Tbk PT (b)	112,800	3,842
Harum Energy Tbk PT	9,100	1,527
Indah Kiat Pulp & Paper Corp. Tbk PT (b)	40,400	3,498
Indika Energy Tbk PT (b)	31,200	1,895
Japfa Comfeed Indonesia Tbk PT	80,600	8,136
Kawasan Industri Jababeka Tbk PT	269,529	5,441
Lippo Cikarang Tbk PT (b)	22,000	14,309
Matahari Putra Prima Tbk PT	39,300	10,160
Medco Energi Internasional Tbk PT	25,200	7,383
Mitra Adiperkasa Tbk PT	12,100	5,462
MNC Investama Tbk PT (b)	225,600	6,443
Pakuwon Jati Tbk PT	311,300	10,321
Pembangunan Perumahan Persero PT Tbk	72,600	12,810
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	45,300	7,064
Ramayana Lestari Sentosa Tbk PT	51,400	3,902
Sentul City Tbk PT (b)	220,600	1,828
Siloam International Hospitals Tbk PT (b)	7,500	9,248
Summarecon Agung Tbk PT	151,100	15,129
Surya Semesta Internusa Tbk PT	45,300	2,751
Timah Tbk PT	59,635	5,995
Trada Maritime Tbk PT (b)(e)	54,400	6,179

		198,420

MALAYSIA — 8.9%
7-Eleven Malaysia Holdings Bhd (Class B) (b)	19,000	10,367
Aeon Co. M Bhd	7,200	8,252
Berjaya Auto Bhd	10,800	11,325
Berjaya Corp. Bhd	34,200	5,890
Berjaya Sports Toto Bhd	17,067	19,874
Boustead Holdings Bhd	4,600	7,011
Boustead Plantations Bhd	900	425
Bursa Malaysia Bhd	8,200	20,147
Cahya Mata Sarawak Bhd	11,400	15,116
CapitaMalls Malaysia Trust	12,300	5,362
Carlsberg Brewery Malay Bhd	1,600	5,843
Dayang Enterprise Holdings Bhd	16,100	16,686
DRB-Hicom Bhd	3,200	2,224
Eastern & Oriental Bhd	12,700	11,111
Guinness Anchor Bhd	5,000	19,540
Hartalega Holdings Bhd	10,100	21,798
IGB Corp. Bhd	17,300	15,135
KNM Group Bhd (b)	1,885	520
Kossan Rubber Industries	12,100	16,340
KPJ Healthcare Bhd	18,243	21,577
Magnum Bhd	17,100	15,638
Malaysian Bulk Carriers Bhd	15,900	8,046
Malaysian Resources Corp. Bhd	17,300	8,649
Media Prima Bhd	13,900	9,449
MPHB Capital Bhd (b)	50	40
Oriental Holdings Bhd	5,000	11,584
Parkson Holdings Bhd (b)	8,202	7,201
Press Metal Bhd	4,400	8,383
Sunway Bhd	10,966	11,499
Sunway Real Estate Investment Trust	28,200	13,152
TAN Chong Motor Holdings Bhd	6,000	8,358
Top Glove Corp. Bhd	6,600	9,959
TSH Resources Bhd	8,200	8,724
United Plantations Bhd	800	6,506
UOA Development Bhd	11,000	7,075
Wah Seong Corp. Bhd	16,178	8,729
Yinson Holdings Bhd	10,900	10,832

		388,367

PHILIPPINES — 3.2%
Belle Corp.	60,400	6,931
Cebu Air, Inc.	4,390	6,696
Cosco Capital, Inc.	98,100	17,466
D&L Industries, Inc.	221,600	64,094
First Philippine Holdings Corp.	5,140	10,308
GMA Holdings, Inc.	20,230	3,128
Rizal Commercial Banking Corp.	9,900	11,946
Security Bank Corp.	2,780	9,094
Semirara Mining and Power Corp.	4,220	11,566

		141,229

SINGAPORE — 0.8%
Asian Pay Television Trust	42,000	27,170
Yanlord Land Group, Ltd. (c)	8,000	6,744

		33,914

TAIWAN — 38.7%
Ability Enterprise Co., Ltd.	6,000	3,402
AcBel Polytech, Inc.	9,000	10,695
Accton Technology Corp.	12,000	7,002
Adlink Technology, Inc.	3,852	9,434
AGV Products Corp. (b)	16,000	4,439
Airtac International Group	2,070	16,706
Alpha Networks, Inc.	6,000	3,353
Altek Corp. (b)	6,000	5,079
AmTRAN Technology Co., Ltd.	6,000	3,649
Apex Biotechnology Corp.	2,025	3,648
Asia Polymer	7,800	5,295
Aten International Co., Ltd.	2,000	5,234
Bank of Kaohsiung	548	163
Basso Industry Corp.	6,000	7,870
BES Engineering Corp.	26,000	6,556
Capital Securities Corp.	34,000	11,177
Career Technology Co., Ltd.	4,000	5,457
Casetek Holdings, Ltd.	2,000	12,229
Cathay No. 1 REIT	14,000	8,307
Cathay Real Estate Development Co., Ltd.	20,000	10,454
Center Laboratories, Inc. (b)	3,000	10,355
Charoen Pokphand Enterprise	10,500	8,767
Cheng Loong Corp.	16,000	6,733
Cheng Uei Precision Industry Co., Ltd.	4,059	7,272
Chien Kuo Construction Co., Ltd.	8,000	3,169
Chin-Poon Industrial Co.	8,000	13,307
China Bills Finance Corp.	12,000	4,418
China Chemical & Pharmaceutical Co., Ltd.	10,000	6,969
China Manmade Fibers Corp. (b)	18,000	5,172
China Motor Corp.	6,000	5,345
China Steel Chemical Corp.	2,000	11,736
China Synthetic Rubber Corp.	6,000	6,391
Chipbond Technology Corp.	6,000	10,986
ChipMOS TECHNOLOGIES Bermuda, Ltd.	1,000	22,620

See accompanying notes to financial statements.

SPDR S&P Small Cap Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014

Security Description	Shares	Value

Chong Hong Construction Co., Ltd.	4,242	$9,692
Chroma ATE, Inc.	4,000	11,111
Chung Hung Steel Corp. (b)	22,000	5,641
Clevo Co.	6,241	11,017
CMC Magnetics Corp. (b)	38,000	5,859
Compeq Manufacturing Co., Ltd.	28,000	16,522
Coretronic Corp. (b)	6,000	9,665
CTCI Corp.	4,000	6,811
CyberTAN Technology, Inc.	6,000	5,237
D-Link Corp.	8,160	4,869
Dynapack International Technology Corp.	2,000	5,214
E Ink Holdings, Inc. (b)	12,000	6,785
Eclat Textile Co., Ltd.	2,020	18,361
Elan Microelectronics Corp.	6,000	10,217
Elite Material Co., Ltd.	10,000	11,144
Elite Semiconductor Memory Technology, Inc.	6,000	9,793
eMemory Technology, Inc.	1,000	11,194
Epistar Corp.	8,000	14,964
Eternal Materials Co., Ltd.	8,240	8,546
Eva Airways Corp. (b)	10,000	5,293
Everlight Chemical Industrial Corp.	10,101	9,679
Everlight Electronics Co., Ltd.	4,000	8,573
Excelsior Medical Co., Ltd.	2,100	3,769
Far Eastern Department Stores, Ltd.	10,353	9,989
Far Eastern International Bank	32,887	11,081
Faraday Technology Corp.	6,000	6,795
Farglory Land Development Co., Ltd.	4,132	4,870
Feng Hsin Iron & Steel Co., Ltd.	4,000	5,352
Feng TAY Enterprise Co., Ltd.	4,405	12,265
Firich Enterprises Co., Ltd.	3,000	14,399
FLEXium Interconnect, Inc.	1,834	4,630
Formosa Taffeta Co., Ltd.	10,000	9,829
Formosan Rubber Group, Inc.	12,000	12,762
Formosan Union Chemical	700	319
FSP Technology, Inc.	6,000	5,385
G Tech Optoelectronics Corp. (b)	2,000	1,933
GeoVision, Inc.	2,380	8,137
Gigabyte Technology Co., Ltd.	8,000	8,955
Ginko International Co., Ltd.	1,000	13,478
Gintech Energy Corp. (b)	4,000	3,498
Global Unichip Corp.	2,000	6,009
Gloria Material Technology Corp.	7,509	5,665
Goldsun Development & Construction Co., Ltd. (b)	20,000	7,068
Gourmet Master Co., Ltd.	1,000	8,235
Grand Ocean Retail Group, Ltd.	2,000	4,523
Grand Pacific Petrochemical	14,000	6,328
Great Wall Enterprise Co.	8,249	8,040
HannStar Display Corp.	26,760	7,170
HannsTouch Solution, Inc. (b)	10,000	2,459
Hey Song Corp.	4,250	4,785
Highwealth Construction Corp.	3,555	5,680
Himax Technologies, Inc. ADR	1,000	10,150
Ho Tung Chemical Corp. (b)	17,043	5,631
Hong TAI Electric Industrial	24,000	8,245
Huaku Development Co., Ltd.	4,080	7,779
Huang Hsiang Construction Co.	2,000	2,564
I-Sheng Electric Wire & Cable Co., Ltd.	6,000	8,363
Ibase Technology, Inc.	4,358	8,023
Jess-Link Products Co., Ltd.	2,000	2,081
Kenda Rubber Industrial Co., Ltd.	2,283	4,541
Kerry TJ Logistics Co., Ltd.	6,000	7,850
King Slide Works Co., Ltd.	1,000	11,292
King Yuan Electronics Co., Ltd.	16,000	13,623
King’s Town Bank	12,000	13,274
Kinpo Electronics (b)	32,000	15,201
Kinsus Interconnect Technology Corp.	4,000	14,859
LCY Chemical Corp.	6,149	3,356
Lien Hwa Industrial Corp.	6,000	4,004
Lingsen Precision Industries, Ltd.	10,000	5,210
Long Bon International Co., Ltd.	6,000	3,935
Lumax International Corp., Ltd.	2,391	5,604
Lung Yen Life Service Corp.	2,000	5,536
Macronix International Co., Ltd. (b)	41,519	9,309
Makalot Industrial Co., Ltd.	2,176	11,052
Masterlink Securities Corp.	20,240	6,654
Medigen Biotechnology Corp. (b)	2,000	11,506
Mercuries & Associates, Ltd.	4,376	2,697
Merida Industry Co., Ltd.	180	1,254
Merry Electronics Co., Ltd.	3,000	13,955
Micro-Star International Co., Ltd.	14,000	17,282
Microbio Co., Ltd. (b)	6,394	5,885
MIN AIK Technology Co., Ltd.	3,000	16,125
Mirle Automation Corp.	4,240	3,959
Motech Industries, Inc.	4,000	5,299
Nan Kang Rubber Tire Co., Ltd.	7,704	8,497
Nantex Industry Co., Ltd.	4,373	2,379
Neo Solar Power Corp.	7,493	8,523
Nien Hsing Textile Co., Ltd.	8,155	7,077
Oriental Union Chemical Corp.	9,800	8,312
Pan-International Industrial Co., Ltd.	6,060	4,094
Parade Technologies, Ltd.	1,000	11,111
PChome Online, Inc.	1,000	9,731
Phison Electronics Corp.	2,000	13,938
PixArt Imaging, Inc.	2,020	5,047
Portwell, Inc.	2,000	2,853
Powertech Technology, Inc. (b)	6,000	10,848
President Securities Corp.	15,420	8,592
Primax Electronics, Ltd.	8,000	9,284
Prime Electronics Satellitics, Inc.	3,765	1,788
Prince Housing Development Corp.	13,549	5,389
Promate Electronic Co., Ltd.	4,000	4,740
Qisda Corp. (b)	22,000	9,764
Radiant Opto-Electronics Corp.	5,759	22,813
Realtek Semiconductor Corp.	6,100	21,657
RichTek Technology Corp.	2,000	10,191
Ritek Corp. (b)	38,000	4,597
Sampo Corp.	14,000	5,799
Sanyang Industry Co., Ltd. (b)	12,000	11,006
Senao International Co., Ltd.	2,000	3,945
Shihlin Paper Corp. (b)	4,000	5,582
Shin Zu Shing Co., Ltd.	2,000	4,957
Shinkong Synthetic Fibers Corp.	28,000	10,033
Sigurd Microelectronics Corp.	8,000	8,034
Silicon Integrated Systems Corp. (b)	10,000	2,975
Silicon Motion Technology Corp. ADR	1,000	26,940
Simplo Technology Co., Ltd.	3,729	18,081

See accompanying notes to financial statements.

SPDR S&P Small Cap Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014

Security Description	Shares	Value

Sinbon Electronics Co., Ltd.	10,000	$12,854
Sinmag Equipment Corp.	1,867	10,925
Sino-American Silicon Products, Inc. (b)	6,000	8,975
Sinon Corp.	14,000	8,008
Sinphar Pharmaceutical Co., Ltd.	4,320	6,334
Sinyi Realty Co.	2,770	3,501
Solar Applied Materials Technology Corp.	7,599	6,520
Solartech Energy Corp. (b)	4,233	3,089
St. Shine Optical Co., Ltd.	1,000	21,368
Standard Foods Corp.	1,819	4,096
Systex Corp.	4,000	7,403
Ta Chong Bank Co., Ltd. (b)	25,220	8,092
Taichung Commercial Bank	35,673	12,079
Tainan Enterprises Co., Ltd.	6,000	5,424
Tainan Spinning Co., Ltd.	16,603	9,852
Taisun Enterprise Co., Ltd. (b)	12,360	5,018
Taiwan Business Bank (b)	42,995	12,692
Taiwan Cogeneration Corp.	6,000	4,359
Taiwan Fire & Marine Insurance Co.	6,000	4,507
Taiwan Hon Chuan Enterprise Co., Ltd.	4,000	7,364
Taiwan Land Development Corp.	16,186	5,747
Taiwan Secom Co., Ltd.	4,060	11,211
Taiwan Surface Mounting Technology Co., Ltd.	2,384	3,484
Tatung Co., Ltd. (b)	26,000	7,590
Teco Electric & Machinery Co., Ltd.	6,000	6,164
Test-Rite International Co.	8,246	5,340
Thye Ming Industrial Co., Ltd.	6,075	7,020
Ton Yi Industrial Corp.	15,000	10,133
Tong Hsing Electronic Industries, Ltd.	2,000	8,777
Tong Yang Industry Co., Ltd.	6,321	6,733
Topco Scientific Co., Ltd.	4,119	7,569
Transcend Information, Inc.	4,000	13,281
Tripod Technology Corp.	6,000	12,387
TSRC Corp.	8,085	9,701
TTY Biopharm Co., Ltd.	1,855	4,086
Tung Ho Steel Enterprise Corp.	10,000	8,103
TXC Corp.	6,000	8,067
U-Ming Marine Transport Corp.	4,000	6,088
Unimicron Technology Corp.	14,000	10,447
Unity Opto Technology Co., Ltd. (b)	6,000	6,667
Unizyx Holding Corp.	10,000	6,542
UPC Technology Corp.	11,608	4,369
USI Corp.	8,200	4,043
Ve Wong Corp.	8,000	6,233
Via Technologies, Inc. (b)	4,000	2,814
Visual Photonics Epitaxy Co., Ltd.	2,008	2,056
Walsin Lihwa Corp. (b)	42,000	13,807
Wan Hai Lines, Ltd.	12,000	8,600
Waterland Financial Holdings Co., Ltd.	26,111	7,382
Wei Chuan Food Corp.	6,000	7,111
Weikeng Industrial Co., Ltd.	2,000	1,522
Win Semiconductors Corp.	6,000	5,750
Winbond Electronics Corp. (b)	40,000	12,005
Wintek Corp. (b)	16,000	3,445
Wistron NeWeb Corp.	4,244	9,961
Yageo Corp.	18,100	13,120
Yang Ming Marine Transport Corp. (b)	14,000	6,098
Yieh Phui Enterprise Co., Ltd.	18,543	5,633
Yuen Foong Yu Paper Manufacturing Co., Ltd.	18,000	7,811
Yungtay Engineering Co., Ltd.	4,000	9,231
Zenitron Corp.	2,000	1,157
Zinwell Corp.	6,000	5,562

		1,692,966

THAILAND — 6.6%
Bangkok Chain Hospital PCL	42,073	13,235
Bangkok Expressway PCL	10,532	12,343
CPN Retail Growth Leasehold Property Fund	29,000	14,757
Dynasty Ceramic PCL	4,566	8,167
Esso Thailand PCL NVDR (b)	20,900	3,739
Hana Microelectronics PCL	8,700	11,336
Ichitan Group PCL	13,200	9,770
Jasmine International PCL NVDR	48,700	10,063
Kiatnakin Bank PCL NVDR	7,000	9,121
LPN Development PCL	15,900	10,641
MBK PCL NVDR	16,000	8,043
Precious Shipping PCL	12,074	8,937
Robinson Department Store PCL NVDR	13,900	22,613
Siam Global House PCL NVDR	16,703	7,212
Sino-Thai Engineering & Construction PCL	14,900	12,407
Sri Trang Agro-Industry PCL	11,366	4,872
Supalai PCL	19,100	15,315
Thai Airways International PCL (b)	9,338	4,118
Thai Vegetable Oil PCL	8,507	6,008
Thai Vegetable Oil PCL NVDR	40,400	28,532
Thaicom PCL	8,700	11,068
Thanachart Capital PCL	5	6
Thoresen Thai Agencies PCL (b)	23,079	15,944
Tisco Financial Group PCL	7,969	11,183
TTW PCL	55,504	20,541
WHA Corp. PCL	8,500	10,289

		290,260

UNITED STATES — 0.7%
WNS Holdings, Ltd. ADR (b)	1,325	29,826

TOTAL COMMON STOCKS —
(Cost $4,271,504)		4,374,278

WARRANTS — 0.0% (a)
THAILAND — 0.0% (a)
Bangkokland PCL, NVDR (expiring 07/02/18) (b) (Cost $0)	24,444	520

SHORT TERM INVESTMENT — 2.8%
UNITED STATES — 2.8%
MONEY MARKET FUND — 2.8%
State Street Navigator Securities Lending Prime Portfolio (f)(g) (Cost $121,952)	121,952	121,952

TOTAL INVESTMENTS — 102.7%
(Cost $4,393,456)		4,496,750
OTHER ASSETS & LIABILITIES — (2.7)%		(117,625)

NET ASSETS — 100.0%		$4,379,125

See accompanying notes to financial statements.

SPDR S&P Small Cap Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014

(a)	Amount shown represents less than 0.05% of net assets.
(b)	Non-income producing security
(c)	A portion of the security was on loan at September 30, 2014.
(d)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs (Note 2).
(e)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 3 inputs (Note 2).
(f)	Investments of cash collateral for securities loaned
(g)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
ADR = American Depositary Receipt
NVDR = Non Voting Depositary Receipt
PCL = Public Company Limited
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR S&P Russia ETF
SCHEDULE OF INVESTMENTS
September 30, 2014

Security Description	Shares	Value

COMMON STOCKS — 99.3%
RUSSIA — 99.3%
BANKS — 11.7%
Bank Otkritie Financial Corp. OJSC GDR (a)(b)	2,731	$31,087
Sberbank of Russia ADR (c)	129,440	1,018,434
Sberbank of Russia ADR (c)	145,922	1,155,702
VTB Bank OJSC GDR	258,525	514,723

		2,719,946

CHEMICALS — 2.9%
PhosAgro OAO GDR	8,556	95,741
Uralkali OJSC GDR	32,813	582,431

		678,172

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.5%
Rostelecom OJSC ADR (c)	3,500	55,703
Rostelecom OJSC ADR (c)	32,655	522,480

		578,183

ELECTRIC UTILITIES — 1.8%
Federal Hydrogenerating Co. JSC ADR	1,612	2,902
RusHydro JSC ADR	233,189	419,740

		422,642

ENERGY EQUIPMENT & SERVICES — 1.4%
Eurasia Drilling Co., Ltd. GDR	7,797	221,435
TMK OAO GDR	10,345	94,139

		315,574

FOOD & STAPLES RETAILING — 7.8%
Lenta, Ltd. GDR (a)	10,002	106,721
Magnit OJSC GDR	23,589	1,362,501
O’Key Group SA GDR	11,266	82,242
X5 Retail Group NV GDR (a)	13,491	248,909

		1,800,373

HOUSEHOLD DURABLES — 1.0%
PIK Group GDR (a)	77,094	225,886

INTERNET SOFTWARE & SERVICES — 3.9%
Mail.ru Group, Ltd. GDR (a)	10,105	284,051
Yandex NV (Class A) (a)	22,362	621,552

		905,603

IT SERVICES — 0.5%
Luxoft Holding, Inc. (a)	800	29,760
QIWI PLC ADR	2,918	92,180

		121,940

MEDIA — 0.3%
CTC Media, Inc.	9,292	61,792

METALS & MINING — 9.7%
Evraz PLC	37,335	78,683
IRC, Ltd. (a)	176,000	13,826
Magnitogorsk Iron & Steel Works GDR (a)	22,231	56,734
Mechel OAO, ADR (a)	19,633	22,185
MMC Norilsk Nickel OJSC ADR	62,426	1,164,245
Novolipetsk Steel OJSC GDR	10,807	157,566
Polymetal International PLC	19,769	165,370
Polyus Gold International, Ltd. (a)	75,903	236,564
Severstal OAO GDR	26,016	259,640
United Co. RUSAL PLC (a)	176,000	97,915

		2,252,728

OIL, GAS & CONSUMABLE FUELS — 47.3%
Exillon Energy PLC (a)	22,091	56,226
Gazprom Neft JSC ADR	10,328	197,471
Gazprom OAO ADR	559,854	3,941,372
Lukoil OAO ADR (c)	41,198	2,101,098
Lukoil OAO ADR (c)	15,760	802,184
NovaTek OAO GDR	9,736	1,014,491
Rosneft Oil Co. GDR	135,570	789,967
Surgutneftegas OAO ADR	106,757	712,069
Surgutneftegas OAO ADR Preference Shares	57,400	390,320
Tatneft OAO ADR	26,476	934,868

		10,940,066

PHARMACEUTICALS — 0.8%
Pharmstandard OJSC GDR (a)	14,435	184,046

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.9%
Etalon Group, Ltd. GDR	19,438	70,949
LSR Group OJSC GDR	35,315	129,253

		200,202

ROAD & RAIL — 0.5%
Globaltrans Investment PLC GDR	12,966	108,914

WIRELESS TELECOMMUNICATION SERVICES — 6.3%
MegaFon OAO GDR	9,503	241,186
Mobile Telesystems OJSC ADR	54,664	816,680
Sistema JSFC GDR	22,542	155,540
VimpelCom, Ltd. ADR	35,252	254,520

		1,467,926

TOTAL COMMON STOCKS —
(Cost $32,794,831)		22,983,993

SHORT TERM INVESTMENT — 0.2%
UNITED STATES — 0.2%
MONEY MARKET FUND — 0.2%
State Street Institutional Liquid Reserves Fund 0.09% (d)(e) (Cost $38,242)	38,242	38,242

TOTAL INVESTMENTS — 99.5%
(Cost $32,833,073)		23,022,235
OTHER ASSETS & LIABILITIES — 0.5%		112,763

NET ASSETS — 100.0%		$23,134,998

(a)	Non-income producing security
(b)	Security is valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs (Note 2).
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(e)	The rate shown is the annualized seven-day yield at period end.

See accompanying notes to financial statements.

SPDR S&P Russia ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014

ADR = American Depositary Receipt
GDR = Global Depositary Receipt
PLC = Public Limited Company

See accompanying notes to financial statements.

SPDR S&P China ETF
SCHEDULE OF INVESTMENTS
September 30, 2014

Security Description	Shares	Value

COMMON STOCKS — 99.6%
AEROSPACE & DEFENSE — 0.2%
AviChina Industry & Technology Co., Ltd. (Class H)	1,948,000	$1,392,307

AIR FREIGHT & LOGISTICS — 0.1%
Sinotrans, Ltd. (Class H)	1,137,000	825,834

AIRLINES — 0.5%
Air China, Ltd.	3,236,000	2,046,176
China Eastern Airlines Corp., Ltd. (a)(b)	3,250,000	1,046,349
China Southern Airlines Co., Ltd. (Class H) (b)	5,156,000	1,686,551

		4,779,076

AUTO COMPONENTS — 0.3%
Minth Group, Ltd.	742,000	1,437,159
Xinyi Glass Holdings, Ltd. (b)	1,712,000	1,069,297

		2,506,456

AUTOMOBILES — 2.1%
Brilliance China Automotive Holdings, Ltd.	2,140,000	3,737,028
BYD Co., Ltd. (b)	546,500	3,628,038
Dongfeng Motor Group Co., Ltd. (Class H)	2,939,300	4,830,004
Geely Automobile Holdings, Ltd. (b)	3,635,000	1,521,391
Great Wall Motor Co., Ltd. (Class H) (b)	992,500	3,853,637
Guangzhou Automobile Group Co., Ltd. (Class H)	2,498,637	2,416,551

		19,986,649

BANKS — 18.1%
Agricultural Bank of China, Ltd. (Class H)	22,806,000	10,103,236
Bank of China, Ltd. (Class H)	63,359,700	28,395,224
Bank of Chongqing Co., Ltd. (Class H)	990,000	661,692
Bank of Communications Co., Ltd. (Class H)	17,360,824	12,095,409
China Citic Bank Corp., Ltd. (Class H)	7,762,471	4,708,405
China Construction Bank Corp.	74,524,623	52,209,753
China Merchants Bank Co., Ltd. (Class H)	4,635,235	7,927,254
China Minsheng Banking Corp., Ltd. (Class H) (b)	6,081,300	5,560,422
Chongqing Rural Commercial Bank Co., Ltd. (Class H)	1,530,000	693,565
Harbin Bank Co., Ltd. (Class H) (c)	41,000	15,312
Huishang Bank Corp. Ltd. (Class H) (b)	6,010,000	2,592,819
Industrial & Commercial Bank of China (Class H)	74,222,789	46,263,190

		171,226,281

BEVERAGES — 0.5%
Tibet 5100 Water Resources Holdings, Ltd. (b)	1,965,000	723,738
Tsingtao Brewery Co., Ltd. (Class H) (b)	499,000	3,553,683

		4,277,421

CAPITAL MARKETS — 1.1%
China Cinda Asset Management Co. Ltd. (Class H) (a)(b)	9,958,000	4,385,824
China Everbright, Ltd.	738,000	1,383,791
China Financial International Investments, Ltd. (a)	5,520,000	661,112
CITIC Securities Co., Ltd. (Class H) (b)	859,000	1,980,155
Guotai Junan International Holdings, Ltd.	811,000	558,763
Haitong Securities Co., Ltd. (Class H)	1,033,200	1,594,021

		10,563,666

CHEMICALS — 0.7%
China Bluechemical, Ltd. (Class H)	2,492,000	1,081,511
China Lumena New Materials Corp. (b)(d)	3,654,548	294,148
Huabao International Holdings, Ltd. (b)	1,691,000	1,304,438
Sinopec Shanghai Petrochemical Co., Ltd. (Class H)	4,123,999	1,359,601
Sinopec Yizheng Chemical Fibre Co., Ltd. (Class H) (a)(b)	1,846,000	860,584
Yingde Gases	1,372,000	1,296,890

		6,197,172

COMMERCIAL SERVICES & SUPPLIES — 0.3%
China Everbright International, Ltd. (b)	1,998,000	2,645,097

COMMUNICATIONS EQUIPMENT — 0.5%
BYD Electronic International Co., Ltd.	688,500	797,993
China All Access Holdings, Ltd. (b)	2,878,000	1,119,311
Comba Telecom Systems Holdings, Ltd.	1,068,000	482,760
Synertone Communication Corp.	5,368,000	463,170
ZTE Corp. (Class H)	870,198	1,929,764

		4,792,998

CONSTRUCTION & ENGINEERING — 1.5%
China Communications Construction Co., Ltd. (Class H)	4,702,394	3,391,251
China Railway Construction Corp., Ltd. (Class H) (b)	2,333,875	2,121,951
China Railway Group, Ltd. (Class H) (b)	4,938,000	2,620,000
China Singyes Solar Technologies Holdings, Ltd.	360,000	639,786
China State Construction International Holdings, Ltd.	1,992,000	2,960,384
China WindPower Group, Ltd. (a)	5,070,000	404,811
Metallurgical Corp. of China, Ltd. (b)	3,104,000	851,440

See accompanying notes to financial statements.

SPDR S&P China ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014

Security Description	Shares	Value

Sinopec Engineering Group Co., Ltd. (Class H)	1,346,000	$1,450,853

		14,440,476

CONSTRUCTION MATERIALS — 1.0%
Anhui Conch Cement Co., Ltd. (Class H) (b)	1,487,000	4,749,147
BBMG Corp. (Class H)	873,000	604,852
China National Building Material Co., Ltd. (Class H) (b)	3,478,000	3,153,227
China Resources Cement Holdings, Ltd.	1,041,163	713,318
China Shanshui Cement Group, Ltd. (b)	1,863,000	664,577

		9,885,121

DIVERSIFIED CONSUMER SERVICES — 0.5%
New Oriental Education & Technology Group, Inc. ADR (a)(b)	137,491	3,189,791
TAL Education Group ADR (a)(b)	56,347	1,968,764

		5,158,555

DIVERSIFIED FINANCIAL SERVICES — 0.1%
Far East Horizon, Ltd.	1,193,000	1,067,771

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.7%
China Communications Services Corp., Ltd. (Class H)	2,165,600	1,006,789
China Telecom Corp., Ltd. (Class H)	13,552,951	8,307,948
China Unicom (Hong Kong), Ltd.	4,361,805	6,515,941
Citic Telecom International Holdings, Ltd.	1,633,000	611,973

		16,442,651

ELECTRICAL EQUIPMENT — 0.7%
China High Speed Transmission Equipment Group Co., Ltd. (a)(b)	1,369,000	1,112,463
Shanghai Electric Group Co., Ltd. (Class H)	3,896,000	2,072,154
Tech Pro Technology Development, Ltd. (a)	1,558,000	1,021,264
Xinjiang Goldwind Science & Technology Co., Ltd. (Class H)	377,400	647,380
Zhuzhou CSR Times Electric Co., Ltd. (Class H)	501,000	1,935,584

		6,788,845

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.2%
AAC Technologies Holdings, Inc. (b)	715,745	4,157,075
Anxin-China Holdings, Ltd.	2,900,000	295,038
Avic International Holdings, Ltd. (a)	1,001,896	712,221
Digital China Holdings, Ltd.	995,000	890,555
Ju Teng International Holdings, Ltd.	1,032,000	595,403
Kingboard Chemical Holdings, Ltd.	823,499	1,637,432
Shijiazhuang Baoshi Electronic Glass Co. Ltd. (Class B) (a)	2,367,600	2,170,907
Sunny Optical Technology Group Co., Ltd.	468,000	694,307
Wasion Group Holdings, Ltd.	518,000	476,967

		11,629,905

ENERGY EQUIPMENT & SERVICES — 0.5%
Anton Oilfield Services Group (b)	988,000	292,643
China Oilfield Services, Ltd.	1,487,900	3,928,082
Hilong Holding, Ltd. (b)	703,000	298,760
Honghua Group, Ltd. (b)	1,381,000	295,226
SPT Energy Group, Inc.	1,004,000	350,393

		5,165,104

FOOD & STAPLES RETAILING — 0.6%
China Resources Enterprise, Ltd. (b)	1,297,854	3,072,022
Sun Art Retail Group, Ltd. (b)	1,799,500	2,034,695
Wumart Stores, Inc. (Class H) (b)	505,000	472,151

		5,578,868

FOOD PRODUCTS — 3.4%
Asian Citrus Holdings, Ltd.	323	67
Biostime International Holdings, Ltd. (b)	188,500	586,248
China Agri-Industries Holdings, Ltd.	2,183,600	829,560
China Huishan Dairy Holdings Co., Ltd. (b)	3,655,000	809,597
China Huiyuan Juice Group, Ltd. (a)	981,000	419,431
China Mengniu Dairy Co., Ltd.	1,268,110	5,225,885
China Milk Products Group, Ltd. (a)(e)	15,000	0
China Modern Dairy Holdings, Ltd. (a)(b)	2,712,000	1,257,318
China Yurun Food Group, Ltd. (a)(b)	1,492,000	659,046
CP Pokphand Co.	4,456,000	499,249
Imperial Pacific International Holdings, Ltd. (a)	2,060,000	435,075
Shenguan Holdings Group, Ltd. (b)	1,972,000	662,827
Tingyi Cayman Islands Holding Corp.	2,233,844	5,868,620
Uni-President China Holdings, Ltd. (b)	1,399,400	1,398,481
Want Want China Holdings, Ltd. (b)	6,599,933	8,227,499
WH Group, Ltd. (a)(c)	5,467,500	4,492,234
YuanShengTai Dairy Farm, Ltd. (a)(b)	2,485,000	400,027

		31,771,164

GAS UTILITIES — 0.7%
China Gas Holdings, Ltd.	2,246,000	3,725,448
China Oil and Gas Group, Ltd.	2,620,000	421,759
China Resources Gas Group, Ltd.	992,000	2,682,773

		6,829,980

HEALTH CARE EQUIPMENT & SUPPLIES — 0.5%
Mindray Medical International, Ltd. ADR (b)	95,663	2,885,196

See accompanying notes to financial statements.

SPDR S&P China ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014

Security Description	Shares	Value

Shandong Weigao Group Medical Polymer Co., Ltd. (b)	1,968,000	$1,946,432

		4,831,628

HEALTH CARE PROVIDERS & SERVICES — 0.6%
Phoenix Healthcare Group Co., Ltd.	475,000	753,628
Shanghai Pharmaceuticals Holding Co., Ltd. (Class H)	826,700	2,020,678
Sinopharm Group Co., Ltd. (Class H) (b)	790,800	2,892,264

		5,666,570

HOTELS, RESTAURANTS & LEISURE — 0.4%
Ajisen China Holdings, Ltd.	496,000	391,557
China Lodging Group, Ltd. ADR (a)	24,700	636,519
China Travel International Investment Hong Kong, Ltd.	3,488,000	1,028,644
Home Inns & Hotels Management, Inc. ADR (a)	32,964	955,626
REXLot Holdings, Ltd. (b)	6,052,210	615,735
Shanghai Jin Jiang International Hotels Group Co., Ltd.	1,512,187	539,434

		4,167,515

HOUSEHOLD DURABLES — 0.4%
Haier Electronics Group Co., Ltd.	1,088,000	2,851,322
Hisense Kelon Electrical Holdings Co., Ltd. (Class H) (a)	358,000	377,128
Skyworth Digital Holdings, Ltd. (b)	1,929,878	1,001,585

		4,230,035

HOUSEHOLD PRODUCTS — 0.1%
NVC Lighting Holdings, Ltd. (e)	2,417,000	550,938
Vinda International Holdings, Ltd.	491,000	741,075

		1,292,013

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 2.0%
Beijing Jingneng Clean Energy Co., Ltd. (Class H)	1,448,000	620,963
China Datang Corp. Renewable Power Co., Ltd. (b)	2,380,000	312,630
China Longyuan Power Group Corp. (Class H)	2,606,000	2,547,236
China Power International Development, Ltd. (b)	2,879,000	1,334,741
China Resources Power Holdings Co., Ltd.	1,826,112	4,926,794
Datang International Power Generation Co., Ltd. (Class H)	3,940,287	2,055,114
Huadian Fuxin Energy Corp., Ltd. (Class H)	1,880,000	1,101,596
Huadian Power International Co., Ltd. (Class H)	1,268,000	893,222
Huaneng Power International, Inc. (Class H)	3,732,129	4,075,730
Huaneng Renewables Corp., Ltd. (Class H)	2,860,000	939,202

		18,807,228

INDUSTRIAL CONGLOMERATES — 1.5%
Beijing Enterprises Holdings, Ltd.	554,000	4,748,001
CITIC, Ltd. (b)	4,589,000	7,659,069
Shanghai Industrial Holdings, Ltd.	742,000	2,197,782

		14,604,852

INSURANCE — 5.4%
China Life Insurance Co., Ltd. (Class H)	6,920,040	19,204,758
China Pacific Insurance Group Co., Ltd. (Class H)	1,698,600	5,971,820
China Taiping Insurance Holdings Co., Ltd. (a)	885,200	1,919,714
New China Life Insurance Co., Ltd. (Class H)	396,400	1,380,873
People’s Insurance Co. Group of China, Ltd. (Class H)	5,621,000	2,294,699
PICC Property & Casualty Co., Ltd. (Class H)	3,745,742	6,637,572
Ping An Insurance Group Co. of China, Ltd. (Class H)	1,855,300	13,929,504

		51,338,940

INTERNET & CATALOG RETAIL — 1.3%
Ctrip.com International, Ltd. ADR (a)	120,668	6,849,116
E-Commerce China Dangdang, Inc. (Class A) ADR (a)(b)	69,261	844,984
Qunar Cayman Islands, Ltd. ADR (a)	9,569	264,583
Vipshop Holdings, Ltd. ADS (a)	24,957	4,717,122

		12,675,805

INTERNET SOFTWARE & SERVICES — 16.2%
21Vianet Group, Inc. ADR (a)(b)	60,467	1,088,406
58.com Inc, ADR (a)(b)	16,837	627,178
Autohome, Inc, ADR (a)(b)	15,000	630,150
Baidu, Inc. ADR (a)	248,332	54,193,492
Bitauto Holdings, Ltd. ADR (a)	22,300	1,739,400
NetEase, Inc. ADR	76,770	6,576,118
Phoenix New Media, Ltd. ADR (a)	51,886	485,134
Qihoo 360 Technology Co., Ltd. ADR (a)(b)	77,491	5,228,318
Sina Corp. (a)(b)	69,829	2,872,765
Sohu.com, Inc. (a)	35,576	1,786,983
SouFun Holdings, Ltd. ADR (b)	212,395	2,113,330
Tencent Holdings, Ltd.	4,831,515	71,865,138
Youku Tudou, Inc. ADR (a)(b)	122,043	2,187,011
YY, Inc. ADR (a)(b)	23,280	1,743,439

		153,136,862

IT SERVICES — 0.2%
AGTech Holdings Ltd. (a)(b)	1,792,000	290,778
Hi Sun Technology China, Ltd. (a)	1,731,000	392,340
Travelsky Technology, Ltd. (b)	1,413,000	1,521,253

		2,204,371

MACHINERY — 1.4%
China Conch Venture Holdings, Ltd.	546,000	1,067,376

See accompanying notes to financial statements.

SPDR S&P China ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014

Security Description	Shares	Value

China International Marine Containers Group Co., Ltd. (Class H)	693,200	$1,430,125
China Rongsheng Heavy Industries Group Holdings, Ltd. (a)(b)(e)	3,061,000	536,111
CIMC Enric Holdings, Ltd.	742,000	741,513
CSR Corp., Ltd. (Class H) (b)	1,260,000	1,108,266
Guangzhou Shipyard International Co., Ltd. (Class H) (e)	248,000	438,825
Haitian International Holdings, Ltd.	753,000	1,710,592
Lonking Holdings, Ltd. (b)	3,104,000	559,632
Weichai Power Co., Ltd. (b)	617,920	2,232,123
Yangzijiang Shipbuilding Holdings, Ltd.	3,094,000	2,862,793
Zoomlion Heavy Industry Science and Technology Co., Ltd. (Class H) (b)	1,205,400	703,206

		13,390,562

MARINE — 0.4%
China COSCO Holdings Co., Ltd. (a)(b)	3,427,175	1,421,167
China Shipping Container Lines Co., Ltd. (a)(b)	4,451,500	1,198,134
China Shipping Development Co., Ltd. (a)(b)	1,677,800	1,052,258

		3,671,559

MEDIA — 0.2%
Alibaba Pictures Group, Ltd. (a)(b)(e)	4,830,000	1,001,443
Poly Culture Group Corp., Ltd. (Class H) (a)	129,700	484,385

		1,485,828

METALS & MINING — 1.5%
Aluminum Corp. of China, Ltd. (Class H) (a)(b)	4,384,000	1,784,065
Angang Steel Co., Ltd. (b)	1,713,720	1,081,406
China Metal Recycling Holdings, Ltd. (a)(b)(d)	468,600	0
China Molybdenum Co., Ltd.	1,868,000	1,137,866
China Precious Metal Resources Holdings Co., Ltd. (a)(b)	4,736,000	561,116
Hunan Non-Ferrous Metal Corp., Ltd. (a)(b)	2,316,000	790,383
Jiangxi Copper Co., Ltd. (Class H) (b)	1,978,000	3,255,443
Maanshan Iron & Steel (a)(b)	3,998,000	870,127
MMG, Ltd.	1,660,000	581,473
North Mining Shares Co., Ltd. (a)(b)	10,690,000	523,135
Shougang Fushan Resources Group, Ltd. (b)	3,630,000	813,409
Zhaojin Mining Industry Co., Ltd. (Class H) (b)	1,234,000	683,339
Zijin Mining Group Co., Ltd. (Class H) (b)	9,152,750	2,227,749

		14,309,511

MULTILINE RETAIL — 0.3%
Golden Eagle Retail Group, Ltd. (b)	837,120	973,483
Intime Retail Group Co., Ltd. (b)	937,000	796,410
Parkson Retail Group, Ltd. (b)	1,987,000	575,749

		2,345,642

OIL, GAS & CONSUMABLE FUELS — 9.8%
China Coal Energy Co., Ltd. (Class H) (b)	5,016,013	2,932,699
China Petroleum & Chemical Corp. (Class H)	23,692,640	20,747,956
China Shenhua Energy Co., Ltd. (Class H)	3,403,200	9,488,516
China Suntien Green Energy Corp., Ltd. (Class H)	1,220,000	304,800
CNOOC, Ltd.	14,747,174	25,296,823
Inner Mongolia Yitai Coal Co., Ltd.	572,400	828,550
Kunlun Energy Co., Ltd. (b)	2,963,400	4,274,263
Newocean Energy Holdings, Ltd. (b)	1,034,000	515,329
PetroChina Co., Ltd. (Class H)	19,328,930	24,767,595
Sinopec Kantons Holdings, Ltd. (b)	1,254,000	994,789
United Energy Group, Ltd. (a)	3,210,000	462,995
Yanzhou Coal Mining Co., Ltd. (Class H) (b)	2,493,900	2,045,839

		92,660,154

PAPER & FOREST PRODUCTS — 0.3%
Lee & Man Paper Manufacturing, Ltd. (b)	2,361,000	1,197,968
Nine Dragons Paper Holdings, Ltd. (b)	1,978,000	1,423,938

		2,621,906

PERSONAL PRODUCTS — 0.8%
Hengan International Group Co., Ltd.	805,500	7,920,043

PHARMACEUTICALS — 2.2%
China Animal Healthcare, Ltd.	721,600	558,501
China Medical System Holdings, Ltd. (b)	961,000	1,643,518
China Pharmaceutical Group, Ltd.	1,888,000	1,563,385
China Shineway Pharmaceutical Group, Ltd.	361,000	611,809
Consun Pharmaceutical Group, Ltd.	701,000	613,875
Guangzhou Baiyunshan Pharmaceu	254,000	870,098
Hua Han Bio-Pharmaceutical Holdings, Ltd. (Class H)	2,164,000	719,002
Lijun International Pharmaceutical Holding Co., Ltd.	2,162,000	1,041,311
Luye Pharma Group, Ltd. (a)	1,394,000	1,786,236
Shanghai Fosun Pharmaceutical Group Co., Ltd. (Class H)	249,000	803,267
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd. (Class H) (a)	656,000	620,087
Sihuan Pharmaceutical Holdings Group, Ltd.	4,652,000	3,486,709
Sino Biopharmaceutical, Ltd.	2,948,000	2,934,674
The United Laboratories International Holdings, Ltd. (a)	338,000	254,639

See accompanying notes to financial statements.

SPDR S&P China ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014

Security Description	Shares	Value

Tong Ren Tang Technologies Co., Ltd. (Class H) (b)	464,000	$640,569
WuXi PharmaTech Cayman, Inc. ADR (a)	74,262	2,600,655

		20,748,335

REAL ESTATE MANAGEMENT & DEVELOPMENT — 4.6%
Agile Property Holdings, Ltd. (b)	2,253,109	1,384,056
Carnival Group International Holdings, Ltd. (a)(b)	8,500,000	1,280,730
China Overseas Land & Investment, Ltd. (b)	3,797,862	9,772,093
China Resources Land, Ltd.	1,769,000	3,645,027
China South City Holdings, Ltd.	2,772,000	1,281,565
China Vanke Co., Ltd. (Class H) (a)(b)	1,265,464	2,235,923
Country Garden Holdings Co., Ltd. (b)	6,972,657	2,630,988
E-House China Holdings, Ltd. ADR	75,761	721,245
Evergrande Real Estate Group, Ltd. (b)	4,601,000	1,730,167
Franshion Properties China, Ltd.	1,940,000	472,190
Greentown China Holdings, Ltd. (b)	519,000	485,909
Guangzhou R&F Properties Co., Ltd. (Class H) (b)	1,321,824	1,336,276
Hopson Development Holdings, Ltd. (a)(b)	512,000	441,771
Hydoo International Holding Ltd. (b)	1,474,000	320,802
Kaisa Group Holdings, Ltd. (b)	1,551,000	589,233
KWG Property Holding, Ltd. (b)	1,003,592	704,379
Longfor Properties Co., Ltd.	1,067,000	1,220,198
Poly Property Group Co., Ltd. (b)	1,608,000	617,100
Renhe Commercial Holdings Co., Ltd. (a)	13,134,000	558,167
Shenzhen Investment, Ltd.	2,163,432	607,369
Shimao Property Holdings, Ltd.	1,310,941	2,653,925
Shui On Land, Ltd. (b)	4,165,000	933,291
Sino-Ocean Land Holdings, Ltd. (b)	4,770,712	2,512,809
Soho China, Ltd.	1,280,000	926,401
Sunac China Holdings, Ltd.	1,523,000	1,153,268
Yanlord Land Group, Ltd. (b)	1,400,000	1,180,114
Yuexiu Property Co., Ltd. (b)	7,724,000	1,372,696
Yuzhou Properties Co. (b)	3,524,840	753,530

		43,521,222

ROAD & RAIL — 0.1%
Guangshen Railway Co., Ltd.	3,032,000	1,198,728

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.4%
GCL Poly Energy Holdings, Ltd. (a)(b)	9,254,000	3,396,466
Hanergy Solar Group, Ltd. (a)(b)	13,525,000	2,490,728
Icube Technology Holdings, Ltd. (a)	4,020,000	465,931
JinkoSolar Holding Co., Ltd. ADR (a)(b)	18,859	518,434
ReneSola, Ltd. ADR (a)(b)	79,246	237,738
Semiconductor Manufacturing International Corp. (a)(b)	26,611,000	2,741,600
Shunfeng Photovoltaic International Ltd. (a)(b)	692,000	624,708
Trina Solar, Ltd. ADR (a)(b)	75,457	910,766
Xinyi Solar Holdings, Ltd. (b)	3,276,000	1,075,814
Yingli Green Energy Holding Co., Ltd. ADR (a)(b)	111,531	346,861

		12,809,046

SOFTWARE — 0.5%
BAIOO Family Interactive, Ltd. (a)(c)	1,038,000	149,716
Boyaa Interactive International, Ltd.	389,000	384,737
Cheetah Mobile, Inc. ADR (a)	20,100	366,825
Kingdee International Software Group Co., Ltd. (a)	1,258,000	372,616
Kingsoft Corp., Ltd. (b)	740,000	1,759,205
NetDragon Websoft, Inc.	291,000	477,436
NQ Mobile, Inc. ADR (a)(b)	37,319	260,113
Perfect World Co., Ltd. ADR	45,680	899,439
V1 Group, Ltd. (a)(b)	2,272,000	231,147

		4,901,234

SPECIALTY RETAIL — 0.9%
Baoxin Auto Group, Ltd. (b)	845,000	633,334
Belle International Holdings, Ltd.	4,356,000	4,897,281
GOME Electrical Appliances Holding, Ltd. (b)	9,167,279	1,487,524
Hengdeli Holdings, Ltd. (b)	3,608,895	576,300
Zhongsheng Group Holdings, Ltd. (b)	729,000	781,095

		8,375,534

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.1%
Coolpad Group, Ltd.	2,904,000	516,094
Lenovo Group, Ltd. (b)	6,038,000	8,988,845
TCL Communication Technology Holdings, Ltd.	496,000	595,320

		10,100,259

TEXTILES, APPAREL & LUXURY GOODS — 0.6%
Anta Sports Products, Ltd.	728,000	1,483,170
Bosideng International Holdings, Ltd. (b)	4,482,000	646,462
China Dongxiang Group Co. (b)	5,500,000	1,034,114
Li Ning Co., Ltd. (a)(b)	1,244,500	657,100
Ports Design, Ltd.	672,000	266,547
Shenzhou International Group Holdings, Ltd.	370,000	1,191,227

		5,278,620

TRADING COMPANIES & DISTRIBUTORS — 0.0% (f)
Citic Resources Holdings, Ltd. (a)	2,458,000	373,523

TRANSPORTATION INFRASTRUCTURE — 1.7%
Anhui Expressway Co., Ltd.	1,650,000	1,007,199
Beijing Capital International Airport Co., Ltd.	2,491,939	1,906,237
China Merchants Holdings International Co., Ltd.	1,266,354	3,913,987
COSCO Pacific, Ltd.	2,255,308	2,991,548

See accompanying notes to financial statements.

SPDR S&P China ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014

Security Description	Shares	Value

Jiangsu Expressway Co., Ltd. (Class H) (b)	1,814,795	$1,914,099
Shenzhen Expressway Co., Ltd. (Class H)	1,812,000	1,218,096
Shenzhen International Holdings Ltd.	785,795	1,072,675
Zhejiang Expressway Co., Ltd. (Class H)	2,254,000	2,290,255

		16,314,096

WATER UTILITIES — 0.8%
Beijing Enterprises Water Group, Ltd. (a)	4,482,000	3,030,289
CT Environmental Group, Ltd. (b)	308,000	263,373
Guangdong Investment, Ltd. (b)	3,284,000	3,835,866
Kangda International Environmental Co., Ltd. (a)(c)	1,055,000	516,285

		7,645,813

WIRELESS TELECOMMUNICATION SERVICES — 6.1%
China Mobile, Ltd.	4,980,004	57,559,511

TOTAL COMMON STOCKS —
(Cost $968,645,093)		944,138,342

RIGHTS — 0.0% (f)
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.0% (f)
Agile Property Holdings, Ltd. (expiring 10/10/14) (a)	450,622	44,684
Country Garden Holdings Co., Ltd. (expiring 10/8/14) (a)	460,843	26,113
Yuexiu Property Co., Ltd. (expiring 10/14/14) (a)(b)	2,548,920	39,391

TOTAL RIGHTS —
(Cost $0)		110,188

SHORT TERM INVESTMENTS — 11.5%
UNITED STATES — 11.5%
MONEY MARKET FUNDS — 11.5%
State Street Navigator Securities Lending Prime Portfolio (g)(h)	107,999,843	107,999,843
State Street Institutional Liquid Reserves Fund 0.09% (h)(i)	948,043	948,043

TOTAL SHORT TERM INVESTMENTS —
(Cost $108,947,886)		108,947,886

TOTAL INVESTMENTS — 111.1%
(Cost $1,077,592,979)		1,053,196,416
OTHER ASSETS & LIABILITIES — (11.1)%		(105,591,815)

NET ASSETS — 100.0%		$947,604,601

(a)	Non-income producing security
(b)	A portion of the security was on loan at September 30, 2014.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.6% of net assets as of September 30, 2014, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 3 inputs (Note 2).
(e)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs (Note 2).
(f)	Amount shown represents less than 0.05% of net assets.
(g)	Investments of cash collateral for securities loaned
(h)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(i)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
ADS = American Depositary Shares

See accompanying notes to financial statements.

SPDR S&P China ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014

GEOGRAPHICAL BREAKDOWN AS OF
SEPTEMBER 30, 2014

PERCENT OF
COUNTRY	NET ASSETS

China	73.7%
Hong Kong	25.9
United States Short Term Investments	11.5
Other Assets & Liabilities	(11.1)

Total	100.0%

See accompanying notes to financial statements.

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS
September 30, 2014

Security Description	Shares	Value

COMMON STOCKS — 98.4%
BRAZIL — 10.1%
All America Latina Logistica SA	15,928	$41,355
AMBEV SA ADR	345,062	2,260,156
Banco Bradesco SA Preference Shares ADR	194,808	2,776,014
Banco do Brasil SA	57,380	592,633
Banco Santander Brasil SA	30,634	197,965
BB Seguridade Participacoes SA	38,300	503,454
BM&FBOVESPA SA	121,771	556,261
BR Malls Participacoes SA	44,842	353,852
Bradespar SA Preference Shares	31,698	231,886
Brasil Brokers Participacoes SA	12,298	16,618
Braskem SA Preference Shares ADR (a)	12,265	161,530
BRF — Brasil Foods SA ADR	34,894	830,128
CCR SA	34,206	234,314
Centrais Eletricas Brasileiras SA ADR (a)	39,280	106,056
Cia Hering	3,102	31,405
Cielo SA	22,633	369,579
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares ADR	15,525	677,045
Companhia de Saneamento Basico do Estado de Sao Paulo	49,907	402,988
Companhia Energetica de Minas Gerais ADR	87,637	545,978
Companhia Energetica de Sao Paulo Preference Shares	3,882	41,489
Companhia Siderurgica Nacional SA ADR (a)	100,444	356,576
Cosan SA Industria e Comercio	12,536	201,325
Cyrela Brazil Realty SA	35,313	178,035
Duratex SA	25,936	95,714
Empresa Brasileira de Aeronautica SA	53,933	531,712
Estacio Participacoes SA	6,197	64,358
Fibria Celulose SA ADR (a)(b)	19,325	212,575
Gafisa SA	8,551	10,333
Gerdau SA ADR (a)	74,801	359,045
Hypermarcas SA (b)	3,277	23,518
Investimentos Itau SA	23,913	87,956
Investimentos Itau SA Preference Shares	297,241	1,124,846
Itau Unibanco Holding SA Preference Shares ADR	210,377	2,920,033
JBS SA	14,154	52,869
Klabin SA	4,262	20,600
Kroton Educacional SA	54,656	343,162
Lojas Americanas SA Preference Shares	50,552	286,647
Lojas Renner SA	22,838	662,690
Metalurgica Gerdau SA Preference Shares	39,354	227,327
MMX Mineracao e Metalicos SA (b)	3,576	832
MRV Engenharia e Participacoes SA	6,843	22,935
Natura Cosmeticos SA	19,292	291,239
Oi SA ADR (b)(c)	7,270	5,380
Oi SA ADR (a)(b)(c)	38,456	26,919
PDG Realty SA Empreendimentos e Participacoes (b)	45,446	20,408
Petroleo Brasileiro SA Preference Shares ADR	150,270	2,237,520
Petroleo Brasileiro SA ADR	98,830	1,402,398
Profarma Distribuidora de Produtos Farmaceuticos SA	2,167	9,943
Prumo Logistica SA (b)	21,442	7,878
Qualicorp SA (b)	2,761	27,299
Souza Cruz SA	63,702	512,300
Telefonica Brasil SA ADR (a)	14,118	277,842
Telefonica Brasil SA Preference Shares	35,645	704,286
Tim Participacoes SA ADR	15,555	407,541
Tractebel Energia SA ADR	16,582	232,930
Ultrapar Participacoes SA	18,434	389,886
Usinas Siderurgicas de Minas Gerais SA ADR (a)(b)	50,863	132,549
Vale SA ADR (a)	104,491	1,150,446
Vale SA Preference Shares ADR	189,260	1,837,715
Weg SA	40,735	475,098

		28,863,371

CHILE — 1.8%
Antarchile SA	22,451	291,269
Compania General de Electricidad SA	53,911	256,754
Empresa Electrica Pilmaiquen	27,360	137,402
Empresa Nacional de Electricidad SA ADR	11,561	508,222
Empresas COPEC SA	51,679	634,990
Empresas Iansa SA	554,917	19,043
Enersis SA ADR	44,396	700,569
Enjoy SA	240,638	26,184
Invexans SA (b)	1,176,999	15,763
Latam Airlines Group SA ADR (a)(b)	34,355	390,616
Multiexport Foods SA (b)	218,939	49,478
Parque Arauco SA	338,136	650,947
SACI Falabella	156,654	1,181,389
Socovesa SA	32,509	6,639
Tech Pack SA (b)	13,740	6,647
Vina Concha y Toro SA ADR	7,587	301,507

		5,177,419

CHINA — 17.1%
Agricultural Bank of China, Ltd. (Class H)	1,191,000	527,622
Air China, Ltd.	258,000	163,138
Aluminum Corp. of China, Ltd. (Class H) (a)(b)	430,000	174,988
Angang Steel Co., Ltd. (a)	88,640	55,934
Anhui Conch Cement Co., Ltd. (Class H) (a)	258,000	823,995
Anton Oilfield Services Group (a)	60,000	17,772
Avic International Holdings, Ltd. (b)	84,000	59,713
Baidu, Inc. ADR (b)	24,122	5,264,144
Bank of China, Ltd. (Class H)	3,701,900	1,659,040
Bank of Communications Co., Ltd. (Class H)	687,864	479,240
Beijing Jingneng Clean Energy Co., Ltd. (Class H)	66,000	28,304
BOE Technology Group Co., Ltd. (Class B) (b)	51,100	16,847

See accompanying notes to financial statements.

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014

Security Description	Shares	Value

Brilliance China Automotive Holdings, Ltd.	186,000	$324,807
BYD Co., Ltd. (a)	19,000	126,135
China Citic Bank Corp., Ltd. (Class H)	479,000	290,542
China Coal Energy Co., Ltd. (Class H) (a)	430,000	251,407
China Communications Construction Co., Ltd. (Class H)	392,000	282,701
China Communications Services Corp., Ltd. (Class H)	82,000	38,122
China Construction Bank Corp.	5,062,280	3,546,484
China COSCO Holdings Co., Ltd. (a)(b)	301,425	124,994
China Datang Corp. Renewable Power Co., Ltd. (a)	117,000	15,369
China Fangda Group Co., Ltd.	128,100	74,566
China Life Insurance Co., Ltd. (Class H)	735,000	2,039,800
China Longyuan Power Group Corp. (Class H)	136,000	132,933
China Merchants Bank Co., Ltd. (Class H)	445,195	761,380
China Minsheng Banking Corp., Ltd. (Class H) (a)	310,400	283,813
China National Accord Medicines Corp., Ltd.	3,200	16,641
China National Building Material Co., Ltd. (Class H) (a)	86,000	77,969
China Oilfield Services, Ltd.	344,000	908,166
China Pacific Insurance Group Co., Ltd. (Class H)	75,000	263,680
China Petroleum & Chemical Corp. (Class H)	2,150,200	1,882,958
China Railway Construction Corp., Ltd. (Class H) (a)	215,000	195,477
China Railway Group, Ltd. (Class H)	387,000	205,334
China Shenhua Energy Co., Ltd. (Class H)	344,000	959,112
China Shipping Container Lines Co., Ltd. (a)(b)	692,350	186,348
China Shipping Development Co., Ltd. (b)	172,000	107,872
China Telecom Corp., Ltd. (Class H)	1,550,000	950,149
China Vanke Co., Ltd. (Class H) (a)(b)	60,400	106,720
Chongqing Changan Automobile Co., Ltd. (Class B)	59,200	127,166
Chongqing Machinery & Electric Co., Ltd.	68,000	10,596
Coland Holdings, Ltd.	11,938	27,471
Coolpad Group, Ltd.	200,000	35,544
Country Garden Holdings Co., Ltd. (a)	308,000	116,217
Ctrip.com International, Ltd. ADR (a)(b)	17,448	990,348
Datang International Power Generation Co., Ltd. (Class H)	516,000	269,127
Dongfang Electric Corp., Ltd.	17,200	30,966
Dongfeng Motor Group Co., Ltd. (Class H)	430,000	706,597
Great Wall Motor Co., Ltd. (Class H) (a)	67,750	263,057
Guangdong Electric Power Development Co. Ltd.	101,300	66,924
Guangshen Railway Co., Ltd.	344,000	136,003
Guangzhou Automobile Group Co., Ltd. (Class H)	192,636	186,307
Guangzhou Baiyunshan Pharmaceu	6,000	20,554
Guangzhou R&F Properties Co., Ltd. (Class H) (a)	154,800	156,493
Guodian Technology & Environment Group Co., Ltd. (Class H)	38,000	7,732
Hainan Meilan International Airport Co., Ltd. (Class H)	30,000	23,567
Hangzhou Steam Turbine Co.	21,900	26,455
Harbin Electric Co., Ltd.	86,000	51,721
Hengan International Group Co., Ltd.	38,000	373,633
Huadian Power International Co., Ltd. (Class H)	516,000	363,488
Huaneng Power International, Inc. (Class H) (a)	430,000	469,588
Huaneng Renewables Corp., Ltd. (Class H)	168,000	55,170
Huangshan Tourism Development Co., Ltd.	39,500	56,485
Industrial & Commercial Bank of China (Class H)	4,948,590	3,084,465
Inner Mongolia Yitai Coal Co., Ltd. (Class B)	12,900	21,943
Jiangsu Expressway Co., Ltd. (Class H) (a)	260,000	274,227
Jiangsu Future Land Co., Ltd. (d)	81,100	41,118
Jiangxi Copper Co., Ltd. (Class H) (a)	88,000	144,833
Kingsoft Corp., Ltd. (a)	40,000	95,092
Konka Group Co., Ltd.	398,400	166,746
Lao Feng Xiang Co., Ltd. (Class B)	11,600	34,684
Livzon Pharmaceutical Group, Inc. (Class H) (d)	4,200	29,045
Maanshan Iron & Steel (a)(b)	258,000	56,151
Mindray Medical International, Ltd. ADR (a)	3,566	107,551
NetEase, Inc. ADR	10,299	882,212
New Oriental Education & Technology Group, Inc. ADR (a)(b)	7,047	163,490
Nine Dragons Paper Holdings, Ltd. (a)	129,000	92,866
Parkson Retail Group, Ltd. (a)	107,134	31,043
People’s Insurance Co. Group of China, Ltd. (Class H)	212,000	86,546
PetroChina Co., Ltd. (Class H)	1,892,000	2,424,360
PICC Property & Casualty Co., Ltd. (Class H)	417,712	740,199
Ping An Insurance Group Co. of China, Ltd. (Class H) (a)	123,000	923,478
Renhe Commercial Holdings Co., Ltd. (b)	410,000	17,424
Semiconductor Manufacturing International Corp. (a)(b)	1,458,000	150,211
Shandong Chenming Paper Holdings Ltd. (Class B)	18,000	9,133

See accompanying notes to financial statements.

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014

Security Description	Shares	Value

Shandong Luoxin Pharmaceutical Group Stock Co., Ltd. (Class H)	8,000	$14,980
Shandong Weigao Group Medical Polymer Co., Ltd. (a)	132,000	130,553
Shanghai Dajiang Group, Class B (b)	246,401	100,778
Shanghai Electric Group Co., Ltd. (Class H)	496,000	263,806
Shanghai Jinjiang International Industrial Investment Co. Ltd.	47,300	45,171
Shanghai Jinqiao Export Processing Zone Development Co. Ltd.	114,834	126,547
Shenzhen Expressway Co., Ltd. (Class H)	344,000	231,250
Shenzhou International Group Holdings, Ltd. (a)	6,000	19,317
Sihuan Pharmaceutical Holdings Group, Ltd.	44,000	32,978
Sina Corp. (a)(b)	4,950	203,643
Sinopec Shanghai Petrochemical Co., Ltd. (Class H)	516,000	170,115
Sinopharm Group Co., Ltd. (Class H) (a)	28,400	103,870
Soho China, Ltd.	27,500	19,903
SPT Energy Group, Inc.	20,000	6,980
Sunny Optical Technology Group Co., Ltd.	39,000	57,859
Tencent Holdings, Ltd.	464,700	6,912,062
Tingyi Cayman Islands Holding Corp.	258,000	677,802
Tong Ren Tang Technologies Co., Ltd. (Class H) (a)	10,000	13,805
Travelsky Technology, Ltd. (a)	310,000	333,750
Want Want China Holdings, Ltd. (a)	475,000	592,137
Weiqiao Textile Co. (a)	108,000	53,965
WuXi PharmaTech Cayman, Inc. ADR (b)	860	30,117
Yanzhou Coal Mining Co., Ltd. (Class H) (a)	258,000	211,647
Youku Tudou, Inc. ADR (a)(b)	6,475	116,032
Zhejiang Expressway Co., Ltd. (Class H)	344,000	349,533
Zhuzhou CSR Times Electric Co., Ltd. (Class H)	36,500	141,016
Zijin Mining Group Co., Ltd. (Class H) (a)	519,000	126,323
ZTE Corp. (Class H)	112,673	249,865

		48,908,046

COLOMBIA — 0.8%
Almacenes Exito SA	8,768	128,741
Banco Davivienda SA Preference Shares	14,749	213,054
Banco de Bogota SA	4,313	150,714
BanColombia SA	13,700	187,856
BanColombia SA ADR	4,937	280,027
Bolsa de Valores de Colombia	8,942,788	105,879
Cementos Argos SA	9,745	52,137
Corp Financiera Colombiana SA	4,195	83,125
Ecopetrol SA	131,854	206,731
Empresa de Telecomunicaciones de Bogota	259,731	71,409
Grupo Argos SA	3,939	44,295
Grupo Argos SA/Colombia Preference Shares	14,920	166,299
Grupo Aval Acciones y Valores	392,112	268,058
Grupo de Inversiones Suramericana SA	5,364	107,990
Grupo Nutresa SA	4,953	67,965
Interbolsa SA/Colombia (b)(d)	52,588	0
Interconexion Electrica SA ESP	19,984	91,671
Isagen SA ESP	88,085	119,998

		2,345,949

CZECH REPUBLIC — 0.4%
CEZ AS	17,993	547,026
Komercni Banka AS	1,896	450,953
O2 Czech Republic AS	12,659	181,966
Unipetrol (b)	12,826	72,451

		1,252,396

EGYPT — 0.6%
Commercial International Bank Egypt SAE	182,439	1,297,987
Egyptian Financial Group-Hermes Holding (b)	65,351	170,003
Egyptian Kuwait Holding Co. (b)	58,102	54,035
Global Telecom Holding (b)	69,157	49,038
Global Telecom Holding GDR (b)	34,879	114,438
Orascom Telecom Media & Technology Holding SAE (b)	56,681	9,354

		1,694,855

GREECE — 0.2%
Alpha Bank AE (b)	244,741	189,830
Eurobank Ergasias SA (b)	538,930	212,411
OPAP SA	12,049	157,536

		559,777

HONG KONG — 6.6%
AAC Technologies Holdings, Inc. (a)	109,000	633,076
Agile Property Holdings, Ltd. (a)	258,000	158,486
AMVIG Holdings, Ltd.	62,000	28,265
AviChina Industry & Technology Co., Ltd. (Class H)	136,000	97,204
Beijing Capital International Airport Co., Ltd.	258,000	197,360
Beijing Capital Land, Ltd.	24,000	8,283
Beijing Enterprises Holdings, Ltd.	18,000	154,267
Beijing Enterprises Water Group, Ltd. (b)	72,000	48,679
Belle International Holdings, Ltd.	221,000	248,462
Biostime International Holdings, Ltd. (a)	5,000	15,550
C.banner International Holdings, Ltd.	12,000	3,786
Chailease Holding Co., Ltd.	44,200	107,378
Chaoda Modern Agriculture Holdings, Ltd. (a)(b)(e)	136,550	0
China All Access Holdings, Ltd. (a)	28,000	10,890
China Everbright International, Ltd. (a)	93,000	123,120
China Gas Holdings, Ltd.	148,000	245,488
China High Speed Transmission Equipment Group Co., Ltd. (a)(b)	48,000	39,005

See accompanying notes to financial statements.

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014

Security Description	Shares	Value

China Medical System Holdings, Ltd. (a)	93,000	$159,050
China Mengniu Dairy Co., Ltd.	129,000	531,609
China Merchants Holdings International Co., Ltd.	96,806	299,203
China Mobile, Ltd.	468,500	5,414,982
China Modern Dairy Holdings, Ltd. (a)(b)	131,000	60,733
China Oil and Gas Group, Ltd.	120,000	19,317
China Overseas Grand Oceans Group, Ltd. (a)	38,000	21,532
China Overseas Land & Investment, Ltd.	347,200	893,363
China Power International Development, Ltd. (a)	430,000	199,354
China Resources Enterprise, Ltd. (a)	86,000	203,562
China Resources Gas Group, Ltd.	8,000	21,635
China Resources Land, Ltd.	172,000	354,406
China Resources Power Holdings Co., Ltd.	177,600	479,159
China Singyes Solar Technologies Holdings, Ltd. (b)	8,000	14,218
China State Construction International Holdings, Ltd.	14,000	20,806
China Taiping Insurance Holdings Co., Ltd. (b)	11,400	24,723
China Travel International Investment Hong Kong, Ltd.	430,000	126,811
China Unicom (Hong Kong), Ltd.	349,668	522,356
China Yurun Food Group, Ltd. (a)(b)	12,000	5,301
Citic Telecom International Holdings, Ltd.	45,000	16,864
CITIC, Ltd. (a)	86,000	143,535
CNOOC, Ltd.	1,414,000	2,425,530
Comba Telecom Systems Holdings, Ltd. (a)	45,780	20,694
COSCO Pacific, Ltd.	186,413	247,267
Digital China Holdings, Ltd.	45,000	40,276
GCL Poly Energy Holdings, Ltd. (a)(b)	221,000	81,113
Geely Automobile Holdings, Ltd.	175,000	73,244
Greatview Aseptic Packaging Co., Ltd.	10,000	6,568
Greentown China Holdings, Ltd. (a)	37,500	35,109
Guangdong Investment, Ltd.	346,000	404,144
Haier Electronics Group Co., Ltd.	7,000	18,345
Hanergy Solar Group, Ltd. (a)	506,000	93,184
Hengdeli Holdings, Ltd. (a)	1,149,600	183,578
Honghua Group, Ltd. (a)	14,000	2,993
Hopson Development Holdings, Ltd. (a)(b)	26,000	22,434
Hua Han Bio-Pharmaceutical Holdings, Ltd. (Class H) (a)	168,000	55,819
Huabao International Holdings, Ltd. (a)	48,000	37,027
Ju Teng International Holdings, Ltd.	60,000	34,616
Kaisa Group Holdings, Ltd. (a)	44,000	16,716
Kingboard Chemical Holdings, Ltd.	83,340	165,712
Kingboard Laminates Holdings, Ltd.	46,500	19,642
Kunlun Energy Co., Ltd. (a)	430,000	620,211
KWG Property Holding, Ltd. (a)	84,412	59,245
Lee & Man Paper Manufacturing, Ltd.	41,000	20,803
Lenovo Group, Ltd. (a)	602,000	896,205
Li Ning Co., Ltd. (a)(b)	86,000	45,408
Minth Group, Ltd.	18,000	34,864
NetDragon Websoft, Inc.	4,500	7,383
Newocean Energy Holdings, Ltd. (a)	22,000	10,965
Poly Property Group Co., Ltd. (a)	11,000	4,222
Real Nutriceutical Group, Ltd.	33,000	11,220
Shenzhen International Holdings Ltd.	40,966	55,922
Shenzhen Investment, Ltd.	109,016	30,606
Shimao Property Holdings, Ltd.	129,000	261,153
Sino Biopharmaceutical, Ltd.	168,000	167,241
Sino-Ocean Land Holdings, Ltd. (a)	333,980	175,913
Sinotrans, Ltd. (Class H)	430,000	312,321
Skyworth Digital Holdings, Ltd.	79,642	41,333
Sun Art Retail Group, Ltd. (a)	19,000	21,483
Sunac China Holdings, Ltd.	88,000	66,637
Tianneng Power International, Ltd.	14,000	4,742
Tibet 5100 Water Resources Holdings, Ltd. (a)	32,000	11,786
V1 Group, Ltd. (a)(b)	156,200	15,891
Wasion Group Holdings, Ltd.	18,000	16,574
Yingde Gases	27,000	25,522
Yip’s Chemical Holdings, Ltd.	10,000	6,838
Yuexiu Property Co., Ltd. (a)	602,000	106,986
Yuexiu Transport Infrastructure, Ltd.	1,258	773

		18,668,076

HUNGARY — 0.4%
MOL Hungarian Oil and Gas NyRt	6,021	295,059
OTP Bank PLC (a)	24,324	413,489
Richter Gedeon NyRt	20,826	326,077

		1,034,625

INDIA — 9.9%
Adani Enterprises, Ltd.	1,243	9,473
Alok Industries, Ltd.	308,532	58,949
Amtek Auto, Ltd.	10,130	33,075
Anant Raj, Ltd.	69,601	62,208
Apollo Hospitals Enterprise, Ltd.	6,212	112,723
Ashok Leyland, Ltd. (b)	37,361	24,893
Aurobindo Pharma, Ltd.	10,131	158,830
Axis Bank, Ltd.	14,737	90,126
Bajaj Hindusthan, Ltd. (b)	106,257	30,539
Balrampur Chini Mills, Ltd. (b)	52,927	42,849
BF Investment, Ltd. (b)	12,474	20,208
Bharat Heavy Electricals, Ltd.	80,787	262,205
Bharti Airtel, Ltd.	158,022	1,036,763
Biocon, Ltd.	2,806	22,635
Britannia Industries, Ltd.	5,186	116,891
Cipla, Ltd.	55,146	559,675
Coal India, Ltd.	35,607	196,801
Core Education & Technologies, Ltd. (b)	12,828	2,430
DCB Bank, Ltd. (b)	146,382	199,213
Dewan Housing Finance Corp., Ltd.	18,201	98,417
Dr. Reddy’s Laboratories, Ltd. ADR (a)	16,024	842,061
Educomp Solutions, Ltd. (b)	20,291	10,070

See accompanying notes to financial statements.

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014

Security Description	Shares	Value

Era Infra Engineering, Ltd. (b)	2,818	$662
Fortis Healthcare, Ltd. (b)	28,814	54,539
GAIL India, Ltd.	60,672	441,532
Gammon India, Ltd. (b)	2,423	1,410
Gateway Distriparks, Ltd.	17,241	71,591
Gitanjali Gems Ltd. (b)	2,260	2,333
Glenmark Pharmaceuticals, Ltd.	982	11,477
Godrej Consumer Products, Ltd.	3,367	53,896
Godrej Industries, Ltd.	29,647	147,707
Grasim Industries, Ltd. GDR	28	1,605
Gruh Finance Ltd.	48,488	150,269
GTL Infrastructure Ltd. (b)	344,592	16,739
GTL, Ltd. (b)	1,829	650
Gujarat NRE Coke, Ltd. (b)	17,281	2,155
GVK Power & Infrastructure, Ltd. (b)	152,730	25,101
HCL Technologies, Ltd.	15,519	430,881
HDFC Bank, Ltd.	102,290	1,445,327
Hero Motocorp, Ltd.	17,657	811,819
Hindalco Industries, Ltd.	56,208	142,659
Hindustan Construction Co. (b)	18,989	10,177
Hindustan Unilever, Ltd.	76,635	925,675
Housing Development & Infrastructure, Ltd. (b)	16,048	21,736
Housing Development Finance Corp., Ltd.	119,887	2,048,425
ICICI Bank, Ltd. ADR	24,862	1,220,724
Idea Cellular, Ltd.	6,539	17,586
IDFC, Ltd.	21	47
IIFL Holdings, Ltd.	202,675	493,233
Indiabulls Infrastructure & Power, Ltd. (b)	62,928	4,483
Indiabulls Real Estate, Ltd.	23,055	25,198
Indian Hotels Co., Ltd. (b)	75,846	119,799
Infosys, Ltd. ADR (a)	41,234	2,494,245
IRB Infrastructure Developers, Ltd.	4,996	18,695
ITC, Ltd. GDR	44,856	268,876
IVRCL Infrastructures & Projects, Ltd. (b)	19,469	4,870
Jain Irrigation Systems, Ltd.	13,230	17,437
Jaiprakash Associates, Ltd. (b)	71,139	30,467
Jet Airways India, Ltd. (b)	15,691	53,036
Jindal Steel & Power, Ltd.	6,538	18,293
Kotak Mahindra Bank, Ltd.	17,381	285,115
Lanco Infratech, Ltd. (b)	39,693	4,370
Larsen & Toubro, Ltd. GDR	26,588	627,477
LIC Housing Finance, Ltd.	17,445	91,942
Mahanagar Telephone Nigam (b)	58,888	25,792
Mahindra & Mahindra Financial Services, Ltd.	15,731	69,689
Mahindra & Mahindra, Ltd. GDR	30,361	673,407
Maruti Suzuki India, Ltd.	13,315	660,328
Monnet Ispat, Ltd.	6,986	8,778
MRF, Ltd.	160	84,668
Nagarjuna Construction Co., Ltd.	11,858	7,469
NTPC, Ltd.	111,557	251,256
Oil & Natural Gas Corp., Ltd.	157,871	1,044,336
OnMobile Global, Ltd.	4,459	2,242
Opto Circuits India, Ltd. (b)	6,254	2,177
OVANITC, Ltd.	8,634	51,754
PTC India, Ltd.	50,753	70,098
Punj Lloyd, Ltd. (b)	10,164	5,826
REI Agro, Ltd. (b)	44,716	1,919
Reliance Capital, Ltd.	6,980	51,463
Reliance Communications, Ltd. (b)	85,889	137,678
Reliance Industries, Ltd. GDR (f)	68,621	2,092,940
Reliance Infrastructure, Ltd.	20,523	194,546
Rolta India, Ltd.	6,538	12,042
Ruchi Soya Industries Ltd.	37,312	23,018
SE Investments Ltd.	29,140	136,759
Sesa Sterlite, Ltd.	28,796	127,055
Shree Renuka Sugars, Ltd. (b)	84,406	21,935
Shriram Transport Finance Co., Ltd.	4,558	68,805
Siemens India, Ltd.	18,712	250,609
Sintex Industries, Ltd.	47,151	55,121
State Bank of India GDR (a)	4,022	317,738
Strides Arcolab, Ltd.	2,231	25,801
Sun Pharmaceutical Industries, Ltd.	37,012	513,739
Sun TV Network, Ltd.	6,212	34,012
Suzlon Energy, Ltd. (b)	355,152	74,182
Tata Communications Ltd.	13,956	80,988
Tata Consultancy Services, Ltd.	38,046	1,685,827
Tata Motors, Ltd. ADR	20,746	906,808
Tata Power Co., Ltd.	201,377	270,796
Tata Steel, Ltd.	29,742	221,066
Tech Mahindra, Ltd.	6,355	256,186
Unitech, Ltd. (b)	130,192	39,736
United Breweries, Ltd.	4,365	50,340
United Spirits, Ltd. (b)	3,906	151,965
Videocon Industries, Ltd.	22,493	61,167
VST Industries Ltd.	1,626	42,868
Wipro, Ltd. ADR (a)	48,037	584,130
Wockhardt, Ltd.	1,914	24,760
Zee Entertainment Enterprises, Ltd.	34,257	174,252

		28,253,363

INDONESIA — 3.3%
Alam Sutera Realty Tbk PT	552,300	20,623
Astra International Tbk PT	2,497,700	1,445,120
Bank Central Asia Tbk PT	1,537,800	1,650,122
Bank Danamon Indonesia Tbk PT	369,318	118,358
Bank Mandiri Tbk PT	915,749	757,174
Bank Negara Indonesia Persero Tbk PT	149,000	67,561
Bank Rakyat Indonesia Persero Tbk PT	1,403,200	1,200,522
Barito Pacific Tbk PT (b)	730,300	16,362
Bekasi Fajar Industrial Estate Tbk PT	344,000	16,515
Bumi Resources Tbk PT (b)	1,277,600	19,922
Bumi Serpong Damai PT	293,500	37,214
BW Plantation Tbk PT	276,900	12,612
Charoen Pokphand Indonesia Tbk PT	319,900	111,315
Ciputra Development Tbk PT	450,600	37,535
Citra Marga Nusaphala Persada Tbk PT	86,000	22,021
Garuda Indonesia Tbk PT (b)	979,800	33,370
Global Mediacom Tbk PT (b)	47,400	7,566
Indocement Tunggal Prakarsa Tbk PT	38,900	68,797
Indofood Sukses Makmur Tbk PT	962,800	553,106
Indosat Tbk PT (b)	194,600	60,768
Japfa Comfeed Indonesia Tbk PT	84,500	8,530
Kalbe Farma Tbk PT	5,321,700	742,461

See accompanying notes to financial statements.

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014

Security Description	Shares	Value

Kawasan Industri Jababeka Tbk PT	367,627	$7,422
Lippo Cikarang Tbk PT (b)	13,800	8,975
Lippo Karawaci Tbk PT	947,500	73,094
Matahari Putra Prima Tbk PT	47,600	12,305
Mayora Indah Tbk PT	26,767	67,000
Medco Energi Internasional Tbk PT	505,900	148,220
Media Nusantara Citra Tbk PT	62,700	16,440
Modernland Realty Tbk PT	591,500	25,728
Pakuwon Jati Tbk PT	416,800	13,819
Perusahaan Gas Negara Persero Tbk PT	1,108,700	545,934
Semen Indonesia Persero Tbk PT	63,000	79,752
Sigmagold Inti Perkasa Tbk PT (b)	950,000	35,162
Summarecon Agung Tbk PT	323,000	32,340
Telekomunikasi Indonesia Persero Tbk PT	2,807,100	671,538
Tiga Pilar Sejahtera Food Tbk (b)	455,600	85,811
Unilever Indonesia Tbk PT	46,600	121,615
United Tractors Tbk PT	321,618	525,252
XL Axiata Tbk PT	47,900	24,373

		9,502,354

MALAYSIA — 3.9%
Aeon Co. M Bhd	631,200	723,461
Aeon Credit Service M Bhd	8,300	39,470
AirAsia Bhd	93,200	71,878
Alliance Financial Group Bhd	356,300	541,971
Axiata Group Bhd	103,400	220,637
Berjaya Sports Toto Bhd	170,396	198,419
Bintulu Port Holdings Bhd	94	201
British American Tobacco Malaysia Bhd	3,700	79,515
Bursa Malaysia Bhd	72,993	179,340
CapitaMalls Malaysia Trust	116,100	50,609
Carlsberg Brewery Malay Bhd	216,897	792,082
CIMB Group Holdings Bhd	67,633	144,935
Dialog Group Bhd	1,938,848	1,016,558
Digi.Com Bhd	458,800	818,162
Faber Group Bhd	59,100	58,731
Felda Global Ventures Holdings Bhd	34,900	37,554
Genting Bhd	277,400	802,477
Genting Malaysia Bhd	43,500	55,428
Guan Chong Bhd (b)	80,300	29,374
Hap Seng Plantations Holdings Bhd	11,600	8,946
IGB Corp. Bhd	378,753	331,358
IHH Healthcare Bhd	63,100	97,713
IOI Corp. Bhd	438,960	643,621
IOI Properties Group Sdn Bhd	271,329	216,699
Iskandar Waterfront City Bhd (b)	32,700	15,849
KLCC Property Holdings Bhd	46,400	93,917
KNM Group Bhd (b)	313,718	86,546
KPJ Healthcare Bhd	29,340	34,702
Lingkaran Trans Kota Holdings Bhd	29,900	35,546
Magnum Bhd	263,960	241,390
Malayan Banking Bhd	187,582	569,522
Malaysian Airline System Bhd (b)	2,069,100	163,989
Malaysian Resources Corp. Bhd	488,700	244,313
MPHB Capital Bhd (b)	132,030	105,447
Naim Holdings Bhd	87	93
OSK Holdings Bhd	511,506	335,235
Pavilion Real Estate Investment Trust	110,800	49,312
POS Malaysia Bhd	86,200	124,025
Public Bank Bhd	65,200	375,638
Sapurakencana Petroleum Bhd	46,300	58,148
Sime Darby Bhd	76,585	213,612
SP Setia Bhd	26,967	28,278
Sunway Real Estate Investment Trust	115,100	53,682
TA Enterprise Bhd	452,000	132,961
TA Global Bhd	357,866	41,999
TA Global Bhd Preference Shares (b)	3,790	445
Telekom Malaysia Bhd	55,369	111,396
Tenaga Nasional Bhd	61,400	231,712
UEM Sunrise Bhd	365,688	202,881
UMW Holdings Bhd	25,900	96,794
Unisem M Bhd	28,700	14,260
United Plantations Bhd	5,400	43,918
WCT Holdings Bhd	585,520	385,528

		11,250,277

MEXICO — 6.1%
Alfa SAB de CV (Class A)	371,309	1,270,942
America Movil SAB de CV	3,572,236	4,511,094
Axtel SAB de CV (a)(b)	140,520	40,910
Cemex SAB de CV (b)	908,608	1,183,942
Coca-Cola Femsa SAB de CV	53,649	540,355
Consorcio ARA SAB de CV (b)	139,621	63,416
Corporacion GEO SAB de CV (a)(b)(e)	42,565	0
Desarrolladora Homex SAB de CV (a)(b)	19,740	3,257
Empresas ICA SAB de CV (a)(b)	57,243	98,927
Fibra Uno Administracion SA de CV REIT	119,583	393,646
Fomento Economico Mexicano SAB de CV	182,671	1,681,548
Grupo Aeroportuario del Sureste SAB de CV (Class B) (a)	55,321	714,876
Grupo Bimbo SAB de CV	274,251	795,170
Grupo Elektra SA de CV	4,342	122,201
Grupo Financiero Banorte SAB de CV	134,432	858,627
Grupo Financiero Inbursa SA	107,762	308,998
Grupo Mexico SAB de CV	265,979	890,607
Grupo Televisa SA de CV (a)	163,103	1,106,359
Impulsora Del Desarrollo Y El Empleo en America Latina SA de CV (b)	145,344	475,200
Industrias CH SAB, Series B (a)(b)	37,345	202,154
Industrias Penoles SA de CV	12,956	296,314
Kimberly-Clark de Mexico SAB de CV (Class A)	225,814	532,999
Sare Holding SAB de CV (Class B) (a)(b)	166,020	5,872
TV Azteca SAB de CV	321,195	167,410
Urbi Desarrollos Urbanos SA de CV (a)(b)(e)	44,913	0
Wal-Mart de Mexico SAB de CV	473,014	1,189,381

		17,454,205

MOROCCO — 0.4%
Banque Marocaine du Commerce Exterieur	24,259	610,195

See accompanying notes to financial statements.

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014

Security Description	Shares	Value

Banque Marocaine pour le Commerce et l’Industrie SA	1,996	$171,002
Douja Promotion Groupe Addoha SA	15,329	89,197
Holcim Maroc SA	1,114	267,229

		1,137,623

PANAMA — 0.1%
Avianca Holding SA Preference Shares	131,132	227,686

PERU — 0.8%
Compania de Minas Buenaventura SA ADR	27,812	322,063
Credicorp, Ltd.	8,373	1,284,334
Southern Copper Corp. (a)	21,977	651,618
Volcan Compania Minera SAA (Class B)	422,009	144,414

		2,402,429

PHILIPPINES — 1.5%
Alliance Global Group, Inc.	174,300	100,982
Ayala Land, Inc.	1,117,680	870,434
Bank of the Philippine Islands	403,097	880,252
BDO Unibank, Inc.	285,484	623,736
Cebu Air, Inc.	121,250	184,938
Cebu Holdings, Inc.	615,300	71,844
East West Banking Corp. (b)	67,900	40,776
Filinvest Land, Inc.	5,143,000	181,069
First Philippine Holdings Corp.	34,020	68,226
GMA Holdings, Inc.	298,200	46,115
GT Capital Holdings, Inc.	810	19,132
Megawide Construction Corp. (b)	266,740	75,367
Megaworld Corp.	560,000	62,766
Philippine Long Distance Telephone Co.	8,565	591,262
Puregold Price Club, Inc.	27,300	21,109
San Miguel Corp.	11,950	20,770
SM Investments Corp.	9,210	164,898
SM Prime Holdings, Inc.	260,190	101,345
Top Frontier Investment Holding Ltd. (b)	1,361	3,745
Universal Robina Corp.	19,490	81,213
Vista Land & Lifescapes, Inc.	89,300	12,277

		4,222,256

POLAND — 1.4%
Asseco Poland SA	7,218	101,745
Bank Pekao SA	13,173	773,828
Bank Zachodni WBK SA	1,945	232,395
Bioton SA (b)	3,023	4,508
Eurocash SA	680	6,646
Getin Holding SA (b)	25,851	22,990
Getin Noble Bank SA (b)	71,956	61,162
Globe Trade Centre SA (b)	16,157	27,369
Grupa Lotos SA (b)	9,831	83,712
KGHM Polska Miedz SA	14,109	539,880
LPP SA	38	113,797
Mbank	2,134	317,592
Orange Polska SA	86,375	304,386
Orbis SA	6,755	86,841
Polimex- Mostostal SA (b)	67,341	1,833
Polska Grupa Energetyczna SA	49,150	311,768
Polski Koncern Naftowy Orlen SA	3,521	43,934
Powszechna Kasa Oszczednosci Bank Polski SA	39,050	468,472
Powszechny Zaklad Ubezpieczen SA	2,511	365,724
Rovese SA (b)	80,865	34,000

		3,902,582

QATAR — 0.5%
Industries Qatar QSC	3,752	191,829
Masraf Al Rayan	21,041	321,806
Ooredoo QSC	6,860	249,581
Qatar National Bank SAQ	10,015	557,687

		1,320,903

RUSSIA — 5.0%
Evraz PLC	17,558	37,003
Gazprom OAO ADR	402,531	2,833,818
LSR Group OJSC GDR	9,825	35,960
Lukoil OAO ADR	40,220	2,051,220
Mechel OAO, ADR (b)	23,006	25,997
MMC Norilsk Nickel OJSC ADR	79,154	1,476,222
Mobile Telesystems OJSC (b)	17,075	118,280
Mobile Telesystems OJSC ADR	70,676	1,055,899
NovaTek OAO GDR	10,148	1,057,422
Novolipetsk Steel OJSC GDR	2,473	36,056
Novorossiysk Commercial Sea Trade Port PJSC GDR	4,561	13,044
Pharmstandard GDR (b)	5,110	65,152
Polymetal International PLC	8,972	75,052
Rosneft Oil Co. GDR	171,240	997,815
Rostelecom OJSC ADR	6,920	110,132
Sberbank of Russia ADR (c)	24,891	197,137
Sberbank of Russia ADR (c)	96,352	758,098
Severstal OAO GDR	41,046	409,639
Sistema JSFC GDR	10,902	75,224
Surgutneftegas OAO ADR	154,328	1,029,368
Tatneft OAO ADR	25,009	883,068
TMK OAO GDR	3,732	33,961
Uralkali OJSC GDR	6,365	112,979
VimpelCom, Ltd. ADR	43,368	313,117
VTB Bank OJSC GDR	44,698	88,994
X5 Retail Group NV GDR (b)	3,028	55,867
Yandex NV (Class A) (b)	8,333	231,616

		14,178,140

SOUTH AFRICA — 8.5%
Adcock Ingram Holdings, Ltd. (b)	9,135	38,987
Adcorp Holdings, Ltd.	42,272	117,669
African Bank Investments, Ltd. (a)(d)	213,554	5,860
African Rainbow Minerals, Ltd. (a)	9,018	114,363
Allied Electronics Corp., Ltd.	50,251	108,968
Anglo Platinum, Ltd. (a)(b)	2,460	79,710
AngloGold Ashanti, Ltd. (b)	21,707	266,077
Aquarius Platinum, Ltd. (b)	89,062	26,711
ArcelorMittal South Africa, Ltd. (b)	16,850	55,465
Aspen Pharmacare Holdings, Ltd.	40,711	1,212,511
Aveng, Ltd. (b)	48,642	95,663
Barclays Africa Group, Ltd.	29,240	398,890
Barloworld, Ltd.	20,805	170,333
Business Connexion Group, Ltd. (a)	179,074	101,438

See accompanying notes to financial statements.

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014

Security Description	Shares	Value

Coronation Fund Managers, Ltd.	84,718	$724,714
Discovery, Ltd.	27,402	238,483
FirstRand, Ltd. (a)	230,712	878,475
Gold Fields, Ltd. (a)	48,396	189,373
Grindrod, Ltd. (a)	81,865	163,538
Group Five, Ltd.	23,255	82,331
Harmony Gold Mining Co., Ltd. (b)	19,587	42,821
Impala Platinum Holdings, Ltd. (b)	34,790	267,894
Imperial Holdings, Ltd.	16,067	247,371
Investec, Ltd.	17,731	148,916
Invicta Holdings, Ltd.	39,921	371,005
Kumba Iron Ore, Ltd. (a)	3,455	81,505
Lewis Group, Ltd. (a)	21,024	105,136
Massmart Holdings, Ltd.	13,690	148,735
MMI Holdings, Ltd. (a)	77,826	180,543
MTN Group, Ltd.	121,927	2,571,871
Murray & Roberts Holdings, Ltd. (b)	58,270	129,967
Naspers, Ltd.	31,133	3,430,672
Nedbank Group, Ltd. (a)	31,507	610,382
Netcare, Ltd.	183,078	512,212
Northam Platinum, Ltd. (b)	24,479	79,775
PPC, Ltd.	17,825	46,636
PSG Group, Ltd.	36,277	308,852
Rand Merchant Insurance Holdings, Ltd.	96,564	302,557
Remgro, Ltd.	37,558	757,991
RMB Holdings, Ltd.	78,708	394,994
Sanlam, Ltd.	177,576	1,026,328
Sappi, Ltd. (a)(b)	24,717	97,308
Sasol, Ltd. (a)	33,672	1,827,958
Shoprite Holdings, Ltd.	44,486	551,121
Sibanye Gold, Ltd.	54,868	118,980
Standard Bank Group, Ltd.	79,737	922,058
Steinhoff International Holdings, Ltd. (a)	183,397	877,845
Sun International, Ltd.	14,470	153,303
Telkom SA, Ltd. (b)	23,423	113,256
The Bidvest Group, Ltd.	30,505	771,653
The Foschini Group, Ltd. (a)	27,425	284,487
Tiger Brands, Ltd.	17,100	477,406
Times Media Group, Ltd.	400	690
Trans Hex Group, Ltd. (b)	1,589	492
Truworths International, Ltd.	54,314	326,656
Wilson Bayly Holmes-Ovcon, Ltd.	20,143	249,580
Woolworths Holdings, Ltd.	90,648	560,901

		24,169,416

TAIWAN — 13.5%
Acer, Inc. (b)	218,758	153,895
Adlink Technology, Inc.	41,101	100,660
Advanced Semiconductor Engineering, Inc.	601,007	699,408
Advancetek Enterprise Co. Ltd.	212,000	201,410
AGV Products Corp. (b)	431,000	119,582
APCB, Inc.	84,000	58,265
Asustek Computer, Inc.	46,340	441,776
AU Optronics Corp. ADR	96,351	400,820
Audix Corp. (d)	87,000	110,968
Bank of Kaohsiung	127,714	37,996
Basso Industry Corp.	253,000	331,850
Biostar Microtech International Corp.	169,000	63,057
C Sun Manufacturing Ltd.	82,000	66,043
Carnival Industrial Corp.	171,000	45,421
Catcher Technology Co., Ltd.	48,000	444,978
Cathay Financial Holding Co., Ltd.	434,541	707,819
Cathay No. 1 REIT	118,000	70,018
Center Laboratories, Inc. (b)	46,204	159,484
Champion Building Materials Co. Ltd.	121,000	40,573
Chang Hwa Commercial Bank, Ltd.	605,861	371,449
Chang Wah Electromaterials, Inc.	8,257	19,082
Charoen Pokphand Enterprise	366,600	306,108
Cheng Loong Corp.	48,000	20,198
Cheng Shin Rubber Industry Co. Ltd.	33,850	74,667
China Airlines, Ltd. (b)	166,000	55,662
China Chemical & Pharmaceutical Co., Ltd.	130,000	90,600
China Development Financial Holding Corp.	1,034,945	317,769
China Steel Chemical Corp.	114,595	672,437
China Steel Corp.	672,451	574,754
Chinatrust Financial Holding Co., Ltd.	1,014,462	681,988
Chipbond Technology Corp.	31,000	56,763
Chong Hong Construction Co., Ltd.	7,350	16,793
Chung Hwa Pulp Corp. (b)	183,000	54,083
Chunghwa Chemical Synthesis & Biotech Co. Ltd.	49,000	58,714
Chunghwa Telecom Co., Ltd.	214,457	646,484
CMC Magnetics Corp. (b)	261,000	40,240
Compal Electronics, Inc.	431,774	322,913
Coxon Precise Industrial Co. Ltd.	10,000	17,423
Da-Li Construction Co. Ltd. (b)	91,363	105,571
Delta Electronics, Inc.	171,340	1,081,454
Dimerco Express Taiwan Corp.	226,000	169,763
Eclat Textile Co., Ltd.	8,486	77,134
Elan Microelectronics Corp.	2,000	3,406
Elite Semiconductor Memory Technology, Inc.	134,750	219,936
Epistar Corp.	46,850	87,633
Etron Technology, Inc. (b)	12,445	6,403
Eva Airways Corp. (b)	92,000	48,692
Excelsior Medical Co., Ltd.	36,000	64,616
Far Eastern New Century Corp.	463,559	467,072
Flytech Technology Co. Ltd.	8,436	33,556
Formosa Chemicals & Fibre Corp.	224,243	518,230
Formosa Epitaxy, Inc. (b)	12,000	6,450
Formosa Plastics Corp.	351,714	833,629
Founding Construction & Development Co. Ltd.	329,932	222,344
Foxconn Technology Co., Ltd.	105,348	260,431
Fubon Financial Holding Co., Ltd.	549,903	844,211
Fullerton Technology Co. Ltd.	42,000	35,346
Fwusow Industry Co. Ltd.	165,300	91,291
Giant Manufacturing Co., Ltd.	64,302	500,980
Grape King, Inc.	136,000	574,500
Great Wall Enterprise Co.	44,300	43,179
HannStar Display Corp.	123,500	33,088
Hermes Microvision, Inc.	2,000	83,499
Himax Technologies, Inc. ADR (a)	4,320	43,848
Hiwin Technologies Corp.	8,911	79,679

See accompanying notes to financial statements.

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014

Security Description	Shares	Value

Hocheng Corp.	249,000	$92,906
Hon Hai Precision Industry Co., Ltd.	759,243	2,396,073
Hong TAI Electric Industrial	161,000	55,308
Hotai Motor Co., Ltd.	53,000	721,314
HTC Corp. (b)	79,198	343,666
Hua Nan Financial Holdings Co., Ltd.	621,712	362,773
Hung Sheng Construction Co. Ltd. (b)	89,000	59,978
Ibase Technology, Inc.	142,534	262,394
Innolux Corp.	335,820	145,171
Inotera Memories, Inc. (b)	34,000	50,520
Janfusun Fancyworld Corp. (b)	502,112	82,036
KEE TAI Properties Co., Ltd.	87,000	53,053
Kenda Rubber Industrial Co., Ltd.	4,451	8,852
Kerry TJ Logistics Co., Ltd.	78,000	102,053
Kindom Construction Co.	54,000	48,196
Kung Long Batteries Industrial Co. Ltd.	9,000	31,509
Kuoyang Construction Co., Ltd.	55,225	25,325
Kwong Fong Industries	44,000	23,794
Largan Precision Co., Ltd.	3,000	214,994
Leofoo Development Co. (b)	163,000	62,961
Lite-On Technology Corp.	223,404	322,039
Long Bon International Co., Ltd.	11,000	7,214
Long Chen Paper Co. Ltd.	1,328,301	692,108
MediaTek, Inc.	66,329	982,305
Medigen Biotechnology Corp. (b)	5,248	30,191
Mega Financial Holding Co., Ltd.	463,921	380,507
Merida Industry Co., Ltd.	2,100	14,635
Merry Electronics Co., Ltd.	13,356	62,127
Mosel Vitelic, Inc. (b)	3,758	903
Namchow Chemical Industrial Ltd.	77,000	148,079
Nan Ya Plastics Corp.	346,486	758,591
Nanya Technology Corp. (b)	3,603	7,154
National Petroleum Co., Ltd.	477,000	533,145
Neo Solar Power Corp.	27,870	31,700
New Era Electronics Co. Ltd.	36,000	39,705
Newmax Technology Co., Ltd.	37,185	57,331
Nexcom International Co. Ltd.	95,638	185,494
Novatek Microelectronics Corp.	43,225	213,855
Pacific Hospital Supply Co. Ltd.	33,000	74,311
Pan Jit International, Inc. (b)	9,000	4,112
Pegatron Corp.	79,686	146,696
Phytohealth Corp. (b)	9,000	10,755
Pihsiang Machinery Manufacturing Co. Ltd. (b)	36,000	62,605
Portwell, Inc.	37,000	52,788
Pou Chen Corp.	309,531	343,929
Powertech Technology, Inc. (b)	91,285	165,048
Precision Silicon Corp. (b)	909	611
Promate Electronic Co., Ltd.	81,000	95,993
ProMOS Technologies, Inc. (b)(e)	130,950	0
Quanta Computer, Inc.	300,664	763,039
Sampo Corp.	292,000	120,949
Sesoda Corp.	110,475	140,911
Shih Wei Navigation Co., Ltd. (b)	139,402	93,944
Shin Kong Financial Holding Co., Ltd.	362,437	109,972
Siliconware Precision Industries Co.	217,578	298,620
Sinbon Electronics Co., Ltd.	95,000	122,109
Sinon Corp.	162,000	92,664
SinoPac Financial Holdings Co., Ltd.	861,659	369,653
Sinphar Pharmaceutical Co., Ltd.	108,120	158,522
Solar Applied Materials Technology Corp.	222,250	190,691
Solartech Energy Corp. (b)	10,041	7,328
Stark Technology, Inc.	77,000	71,002
Supreme Electronics Co. Ltd.	179,864	107,613
Ta Ya Electric Wire & Cable	507,000	116,669
Tainan Enterprises Co., Ltd.	52,000	47,009
Taishin Financial Holdings Co., Ltd.	882,836	413,564
Taisun Enterprise Co., Ltd. (b)	207,000	84,040
Taiwan Acceptance Corp.	9,000	23,077
Taiwan Cement Corp.	384,533	572,637
Taiwan Chinsan Electronic Industrial Co. Ltd.	40,000	68,246
Taiwan Cogeneration Corp.	54,000	39,231
Taiwan Fire & Marine Insurance Co.	35,000	26,291
Taiwan FU Hsing Industrial Co., Ltd.	45,000	43,418
Taiwan Land Development Corp.	230,587	81,867
Taiwan Mobile Co., Ltd.	4,000	12,137
Taiwan Paiho Ltd.	75,000	94,060
Taiwan Pulp & Paper Corp. (b)	396,000	160,772
Taiwan Sakura Corp.	130,000	89,104
Taiwan Semiconductor Manufacturing Co., Ltd.	1,115,000	4,398,494
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	54,870	1,107,277
Taiwan Tea Corp.	134,913	77,836
Taiwan Union Technology Corp.	169,000	155,558
Taiyen Biotech Co., Ltd.	71,500	57,704
Tatung Co., Ltd. (b)	220,885	64,480
TPK Holding Co., Ltd.	8,000	47,996
Transasia Airways Corp.	335,000	120,589
Tripod Technology Corp.	91,320	188,527
Uni-President Enterprises Corp.	157,955	274,167
United Microelectronics Corp. ADR	326,533	649,801
Unity Opto Technology Co., Ltd. (b)	12,759	14,177
Ve Wong Corp.	79,000	61,549
Visual Photonics Epitaxy Co., Ltd.	205,259	210,188
Wei Chuan Food Corp.	42,000	49,774
Wei Mon Industry Co. Ltd. (b)	296,450	71,239
Weikeng Industrial Co., Ltd.	85,000	64,687
Winbond Electronics Corp. (b)	55,000	16,507
Wistron Corp.	203,126	207,336
Zeng Hsing Industrial Co. Ltd.	35,350	178,961
Zenitron Corp.	179,000	103,565

		38,394,449

THAILAND — 3.2%
Advanced Info Service PCL	136,815	949,372
Airports of Thailand PCL	22,000	162,159
Bangkok Dusit Medical Services PCL	63,000	35,945
Bangkok Expressway PCL	450,559	528,026
Bangkokland PCL	885,000	59,500
Banpu PCL	178,680	162,562
BEC World PCL	34,200	49,573
Big C Supercenter PCL	4,800	34,196
BTS Group Holdings PCL	41,500	12,543
Central Pattana PCL	66,100	94,793
Central Plaza Hotel PCL	49,100	60,949

See accompanying notes to financial statements.

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014

Security Description	Shares	Value

CH Karnchang PCL	8,448	$7,360
Charoen Pokphand Foods PCL	24,900	23,230
CP ALL PCL	228,600	315,493
Electricity Generating PCL	102,474	521,456
IRPC PCL	1,150,058	113,498
Jasmine International PCL	221,100	45,686
Kasikornbank PCL (c)	1,200	8,697
Kasikornbank PCL (c)	72,300	521,764
Krung Thai Bank PCL	56,400	41,224
Land and Houses PCL (c)	81,500	26,643
Land and Houses PCL (c)	11,300	3,624
Minor International PCL	9,400	10,726
Pruksa Real Estate PCL	33,700	35,597
PTT Exploration & Production PCL	162,641	802,546
PTT Global Chemical PCL	28,600	53,804
PTT PCL	94,624	1,050,567
Quality Houses PCL	265,400	34,541
Sansiri PCL	226,300	15,633
Siam Cement PCL	50,700	703,624
Siam Future Development PCL	188,444	41,554
Tesco Lotus Retail Growth Freehold & Leasehold Property Fund	111,166	46,626
Thai Airways International PCL (b)	79,800	35,193
Thai Beverage PCL (a)	509,000	305,328
Thai Oil PCL	141,695	225,051
Thaicom PCL	50,800	64,626
The Siam Commercial Bank PCL	147,902	830,167
Ticon Industrial Connection PCL	147,280	82,668
Tisco Financial Group PCL	213,618	299,757
TMB Bank PCL	5,752,517	546,423
Total Access Communication PCL	9,600	31,087
Toyo-Thai Corp. PCL	9,000	8,604
True Corp. PCL (b)	472,673	173,471

		9,175,886

TURKEY — 1.7%
Akbank TAS	130,223	423,647
Anadolu Efes Biracilik Ve Malt Sanayii AS (b)	27,994	322,800
Aselsan Elektronik Sanayi Ve Ticaret AS	3,874	15,626
BIM Birlesik Magazalar AS	5,095	106,444
Coca-Cola Icecek AS	588	12,671
Dogan Sirketler Grubu Holdings AS (b)	197,363	57,111
Eregli Demir ve Celik Fabrikalari TAS	192,555	357,115
Haci Omer Sabanci Holding AS	69,462	291,760
KOC Holding AS	104,246	479,912
Migros Ticaret AS (b)	1,091	8,825
Tupras-Turkiye Petrol Rafinerileri AS	15,781	316,547
Turk Hava Yollari Anonim Ortakligi (b)	34,190	96,988
Turkcell Iletisim Hizmetleri AS (b)	59,862	312,328
Turkiye Garanti Bankasi AS	279,523	980,438
Turkiye Halk Bankasi AS	13,325	80,039
Turkiye Is Bankasi (Class C)	162,658	360,860
Turkiye Vakiflar Bankasi Tao (Class D)	22,738	42,071
Ulker Biskuvi Sanayi AS	66,125	437,780
Yapi ve Kredi Bankasi AS	104,645	205,087

		4,908,049

UNITED ARAB EMIRATES — 0.6%
Abu Dhabi Commercial Bank PJSC	92,906	214,246
Aldar Properties PJSC	180,064	192,175
Arabtec Holding Co. (b)	121,410	152,054
DP World, Ltd.	9,358	194,178
Emaar Properties PJSC	197,771	621,913
National Bank of Abu Dhabi PJSC	66,747	262,594

		1,637,160

TOTAL COMMON STOCKS —
(Cost $294,774,867)		280,641,292

RIGHTS — 0.0% (g)
CHINA — 0.0% (g)
Country Garden Holdings Co., Ltd. (expiring 10/8/14) (b)	74,309	1,046

HONG KONG — 0.0% (g)
Agile Property Holdings, Ltd. (expiring 10/10/14) (b)	51,600	5,117
Yuexiu Property Co., Ltd. (expiring 10/14/14) (b)	194,040	2,998

		8,115

INDIA — 0.0% (g)
Ncc, Ltd. (expiring 10/31/14) (b)	13,834	4,234

TOTAL RIGHTS —
(Cost $3,935)		13,395

WARRANTS — 0.0% (g)
MALAYSIA — 0.0% (g)
KNM Group Bhd (expiring 11/15/17) (b)	63,006	5,858
KPJ Healthcare Bhd (expiring 01/23/19) (b)	2,080	396
Malaysian Resources Corp. Bhd (expiring 09/16/18) (b)	123,400	10,345

TOTAL WARRANTS —
(Cost $9,950)		16,599

SHORT TERM INVESTMENTS — 6.6%
UNITED STATES — 6.6%
MONEY MARKET FUNDS — 6.6%
State Street Navigator Securities Lending Prime Portfolio (h)(i)	16,220,774	16,220,774
State Street Institutional Liquid Reserves Fund 0.09% (i)(j)(k)	2,601,157	2,601,157

TOTAL SHORT TERM INVESTMENTS —
(Cost $18,821,931)		18,821,931

TOTAL INVESTMENTS — 105.0%
(Cost $313,610,683)		299,493,217
OTHER ASSETS & LIABILITIES — (5.0)%		(14,208,656)

NET ASSETS — 100.0%		$285,284,561

See accompanying notes to financial statements.

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014

(a)	A portion of the security was on loan at September 30, 2014.
(b)	Non-income producing security
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs (Note 2).
(e)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 3 inputs (Note 2).
(f)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.7% of net assets as of September 30, 2014, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	Amount shown represents less than 0.05% of net assets.
(h)	Investments of cash collateral for securities loaned
(i)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(j)	The rate shown is the annualized seven-day yield at period end.
(k)	Security, or a portion thereof, is designated on the Fund’s books or pledged as collateral for futures contracts.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
PCL = Public Company Limited
PJSC = Public Joint Stock Company
PLC = Public Limited Company

At September 30, 2014, open futures contracts purchased were as follows:

	Expiration			Unrealized
Futures	Date	Contracts	Value	Depreciation

MSCI Taiwan Index Futures	10/30/2014	112	$3,627,680	$(49,393)

See accompanying notes to financial statements.

SPDR S&P Emerging Markets Dividend ETF
SCHEDULE OF INVESTMENTS
September 30, 2014

Security Description	Shares	Value

COMMON STOCKS — 99.4%
BRAZIL — 14.1%
AES Tiete SA Preference Shares	461,901	$4,063,507
Banco do Brasil SA	95,638	987,770
Banco do Brasil SA ADR (a)	743,797	7,750,365
Banco do Estado do Rio Grande do Sul SA Preference Shares	745,244	4,472,194
Companhia Energetica de Minas Gerais ADR	1,739,771	10,838,773
Grendene SA	307,026	2,130,732
Light SA	562,784	4,751,132
Mahle-Metal Leve SA	122,858	1,078,318
Oi SA ADR (a)(b)	15,016,974	10,511,882
Santos Brasil Participacoes SA	130,539	883,547
Tractebel Energia SA	219,323	3,080,872
Tractebel Energia SA ADR (a)	338,466	4,754,497
Transmissora Alianca de Energia Electrica SA	371,147	2,965,115
Vale SA Preference Shares ADR	1,115,029	10,826,932

		69,095,636

CHILE — 1.7%
Aguas Andinas SA Class A	3,061,053	1,785,789
Banco de Chile ADR	35,356	2,615,283
CAP SA	116,251	1,233,774
ENTEL Chile SA	176,141	1,998,301
Inversiones Aguas Metropolitanas SA	548,355	840,814

		8,473,961

CHINA — 10.1%
Bank of China, Ltd. (Class H)	14,055,536	6,299,116
China Citic Bank Corp., Ltd. (Class H)	9,612,000	5,830,256
China Hongqiao Group, Ltd. (a)	2,142,289	1,608,420
China Shanshui Cement Group, Ltd. (a)	7,249,000	2,585,895
Guangzhou R&F Properties Co., Ltd. (Class H) (a)	4,917,511	4,971,277
Jiangsu Expressway Co., Ltd. (Class H) (a)	2,606,000	2,748,598
Soho China, Ltd. (a)	3,829,500	2,771,605
Xinyi Glass Holdings, Ltd. (a)	12,254,000	7,653,720
Yanzhou Coal Mining Co., Ltd. (Class H) (a)	9,634,000	7,903,128
Zhejiang Expressway Co., Ltd. (Class H)	2,070,000	2,103,296
Zijin Mining Group Co., Ltd. (Class H) (a)	21,978,000	5,349,373

		49,824,684

COLOMBIA — 2.6%
Ecopetrol SA ADR (a)	413,462	12,928,957

CZECH REPUBLIC — 0.9%
Komercni Banka AS	19,615	4,665,316

HONG KONG — 5.2%
Bosideng International Holdings, Ltd. (a)	5,763,600	831,313
Evergrande Real Estate Group, Ltd. (a)	15,851,000	5,960,634
Greentown China Holdings, Ltd. (a)	7,099,500	6,646,838
KWG Property Holding, Ltd. (a)	4,164,500	2,922,889
Poly Property Group Co., Ltd. (a)	10,758,000	4,128,581
Shenzhen Investment, Ltd. (a)	5,218,829	1,465,151
Shougang Fushan Resources Group, Ltd. (a)	15,210,000	3,408,250

		25,363,656

INDIA — 5.3%
Coal India, Ltd.	2,644,380	14,615,595
Indiabulls Housing Finance, Ltd.	595,383	3,882,136
NMDC, Ltd.	2,726,835	7,302,761

		25,800,492

INDONESIA — 1.0%
Indo Tambangraya Megah Tbk PT	907,700	1,934,961
Tambang Batubara Bukit Asam Persero Tbk PT	2,953,700	3,199,741

		5,134,702

MALAYSIA — 3.2%
British American Tobacco Malaysia Bhd	112,300	2,413,397
Malayan Banking Bhd	1,904,652	5,782,757
Maxis Bhd	3,684,400	7,277,827

		15,473,981

MEXICO — 2.4%
Grupo Aeroportuario del Pacifico SAB de CV ADR (a)	34,186	2,305,504
Grupo Financiero Santander Mexico SAB de CV ADR (Class B) (a)	708,256	9,582,704

		11,888,208

POLAND — 7.7%
Bank Handlowy w Warszawie SA	22,089	835,211
Bank Pekao SA	109,119	6,410,028
KGHM Polska Miedz SA	188,235	7,202,797
Polska Grupa Energetyczna SA	1,444,258	9,161,224
Powszechny Zaklad Ubezpieczen SA	90,627	13,199,704
Synthos SA	837,559	1,165,423

		37,974,387

RUSSIA — 3.5%
Bashneft OAO Preference Shares	15,966	322,428
CTC Media, Inc.	502,253	3,339,982
E.ON Russia JSC (b)	24,010,984	1,524,193
Gazprom Neft JSC ADR	27,246	520,944
Gazprom Neft OAO ADR	19,077	361,318
MegaFon OAO GDR	355,662	9,026,702
PhosAgro OAO GDR	177,856	1,990,209

		17,085,776

SOUTH AFRICA — 9.8%
Capital Property Fund	1,339,738	1,427,694
Hyprop Investments, Ltd.	265,546	2,039,380
Kumba Iron Ore, Ltd. (a)	489,238	11,541,310
MMI Holdings, Ltd. (a)	1,829,520	4,244,172
Redefine Properties, Ltd. REIT	4,520,505	3,889,037
Resilient Property Income Fund, Ltd.	153,540	991,234
Reunert, Ltd.	749,390	3,944,524
The Foschini Group, Ltd. (a)	834,201	8,653,407

See accompanying notes to financial statements.

SPDR S&P Emerging Markets Dividend ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014

Security Description	Shares	Value

Vodacom Group, Ltd. (a)	997,845	$11,481,411

		48,212,169

SOUTH KOREA — 2.1%
Macquarie Korea Infrastructure Fund	230,313	1,580,162
SK Telecom Co., Ltd.	31,866	8,757,299

		10,337,461

TAIWAN — 16.8%
Asustek Computer, Inc.	1,030,000	9,819,359
Chicony Electronics Co., Ltd.	1,250,514	3,740,915
China Steel Chemical Corp.	459,000	2,693,387
Chunghwa Telecom Co., Ltd. ADR (a)	71,488	2,142,495
CTCI Corp.	1,351,000	2,300,557
Far Eastern New Century Corp.	2,835,780	2,857,268
Farglory Land Development Co., Ltd.	1,395,635	1,644,784
Highwealth Construction Corp.	1,993,700	3,185,254
Lite-On Technology Corp.	3,347,928	4,826,070
Quanta Computer, Inc.	2,963,000	7,519,637
Radiant Opto-Electronics Corp.	2,338,300	9,262,649
Ruentex Development Co., Ltd.	2,068,000	3,341,350
Ruentex Industries, Ltd.	1,525,000	3,393,958
Synnex Technology International Corp.	4,237,000	5,849,998
Taiwan Mobile Co., Ltd.	2,459,200	7,461,798
TPK Holding Co., Ltd.	1,570,000	9,419,123
Transcend Information, Inc.	620,000	2,058,548
TSRC Corp.	835,390	1,002,375

		82,519,525

THAILAND — 7.4%
Advanced Info Service PCL	30	208
Advanced Info Service PCL NVDR	1,553,349	10,778,829
Delta Electronics Thai PCL NVDR	1,006,500	1,924,534
Intouch Holdings PCL NVDR (a)	5,253,406	11,746,243
Kiatnakin Bank PCL	53,000	69,059
Kiatnakin Bank PCL NVDR (a)	1,332,621	1,736,415
Land and Houses PCL NVDR	13,596,814	4,361,045
Thai Oil PCL (a)	2,306,100	3,662,734
Thai Oil PCL ADR	404,600	642,618
Tisco Financial Group PCL NVDR (a)	1,015,800	1,425,409

		36,347,094

TURKEY — 5.6%
Eregli Demir ve Celik Fabrikalari TAS	6,169,049	11,441,195
Tofas Turk Otomobil Fabrikasi AS	859,048	4,821,034
Turk Telekomunikasyon AS	3,656,460	9,634,920
Turk Traktor ve Ziraat Makineleri AS	44,129	1,364,036

		27,261,185

TOTAL COMMON STOCKS —
(Cost $531,293,307)		488,387,190

SHORT TERM INVESTMENTS — 19.4%
UNITED STATES — 19.4%
MONEY MARKET FUNDS — 19.4%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	86,295,235	86,295,235
State Street Institutional Liquid Reserves Fund 0.09% (d)(e)	8,920,769	8,920,769

TOTAL SHORT TERM INVESTMENTS —
(Cost $95,216,004)		95,216,004

TOTAL INVESTMENTS — 118.8%
(Cost $626,509,311)		583,603,194
OTHER ASSETS & LIABILITIES — (18.8)%		(92,386,198)

NET ASSETS — 100.0%		$491,216,996

(a)	A portion of the security was on loan at September 30, 2014.
(b)	Non-income producing security
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(e)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
NVDR = Non Voting Depositary Receipt
PCL = Public Company Limited

See accompanying notes to financial statements.

SPDR S&P BRIC 40 ETF
SCHEDULE OF INVESTMENTS
September 30, 2014

Security Description	Shares	Value

COMMON STOCKS — 99.8%
BRAZIL — 17.5%
AMBEV SA ADR	786,459	$5,151,307
Banco Bradesco SA Preference Shares ADR	364,224	5,190,192
BRF SA ADR	111,787	2,659,413
Itau Unibanco Holding SA Preference Shares ADR	478,007	6,634,737
Petroleo Brasileiro SA ADR	257,696	3,656,706
Ultrapar Participacoes SA ADR	71,586	1,511,896
Vale SA ADR (a)	225,502	2,482,777

		27,287,028

CHINA — 45.0%
Agricultural Bank of China, Ltd. (Class H)	4,141,000	1,834,495
Baidu, Inc. ADR (b)	47,294	10,320,970
Bank of China, Ltd. (Class H)	11,869,254	5,319,314
China Construction Bank Corp.	14,149,610	9,912,799
China Life Insurance Co., Ltd. (Class H)	1,290,000	3,580,057
China Merchants Bank Co., Ltd. (Class H)	794,360	1,358,527
China Petroleum & Chemical Corp. (Class H)	4,417,174	3,868,177
China Shenhua Energy Co., Ltd. (Class H)	587,500	1,638,018
Hengan International Group Co., Ltd.	134,500	1,322,465
Industrial & Commercial Bank of China (Class H)	14,125,960	8,804,735
PetroChina Co., Ltd. (Class H)	3,656,171	4,684,924
Ping An Insurance Group Co. of China, Ltd. (Class H)	330,000	2,477,624
Tencent Holdings, Ltd.	901,300	13,406,157
Want Want China Holdings, Ltd. (a)	1,189,000	1,482,212

		70,010,474

HONG KONG — 10.9%
China Mobile, Ltd.	905,000	10,460,104
China Overseas Land & Investment, Ltd. (a)	664,560	1,709,947
CNOOC, Ltd.	2,781,221	4,770,816

		16,940,867

INDIA — 8.0%
HDFC Bank, Ltd. ADR	67,441	3,141,402
ICICI Bank, Ltd. ADR	48,711	2,391,710
Infosys, Ltd. ADR (a)	83,453	5,048,072
Reliance Industries, Ltd. GDR (c)	60,202	1,836,161

		12,417,345

RUSSIA — 18.4%
Gazprom OAO ADR	1,024,612	7,213,268
Lukoil OAO ADR (d)	88,147	4,495,497
Lukoil OAO ADR (d)	1,675	85,257
Magnit OJSC GDR	49,935	2,884,246
MMC Norilsk Nickel OJSC ADR	98,631	1,839,468
Mobile Telesystems OJSC ADR	87,636	1,309,282
NovaTek OAO GDR	13,669	1,424,310
Rosneft Oil Co. GDR	183,476	1,069,115
Sberbank of Russia ADR (d)	14,597	114,849
Sberbank of Russia ADR (d)	452,555	3,584,236
Surgutneftegas OAO ADR	166,999	1,113,883
Tatneft OAO ADR	42,124	1,487,398
Uralkali OJSC GDR	58,871	1,044,960
Yandex NV (Class A) (b)	36,160	1,005,068

		28,670,837

TOTAL COMMON STOCKS —
(Cost $187,008,633)		155,326,551

SHORT TERM INVESTMENTS — 5.1%
UNITED STATES — 5.1%
MONEY MARKET FUNDS — 5.1%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	7,484,526	7,484,526
State Street Institutional Liquid Reserves Fund 0.09% (f)(g)	526,416	526,416

TOTAL SHORT TERM INVESTMENTS —
(Cost $8,010,942)		8,010,942

TOTAL INVESTMENTS — 104.9%
(Cost $195,019,575)		163,337,493
OTHER ASSETS & LIABILITIES — (4.9)%		(7,675,035)

NET ASSETS — 100.0%		$155,662,458

(a)	A portion of the security was on loan at September 30, 2014.
(b)	Non-income producing security
(c)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 1.2% of net assets as of September 30, 2014, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(e)	Investments of cash collateral for securities loaned
(f)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(g)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt

See accompanying notes to financial statements.

SPDR S&P Emerging Europe ETF
SCHEDULE OF INVESTMENTS
September 30, 2014

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AUSTRIA — 0.0% (a)
CAT Oil AG	1,446	$27,564

BRITISH VIRGIN ISLANDS — 0.1%
Lenta, Ltd. GDR (b)	7,575	80,825

CYPRUS — 0.1%
TCS Group Holding PLC GDR (b)	12,593	59,061

CZECH REPUBLIC — 3.9%
CEZ AS	47,201	1,435,013
Komercni Banka AS	3,119	741,836
O2 Czech Republic AS	16,514	237,380
Unipetrol (b)	31,656	178,817

		2,593,046

GREECE — 7.2%
Aegean Airlines SA (b)	4,799	39,163
Alpha Bank AE (b)	665,867	516,470
Costamare, Inc.	3,494	76,728
Diana Shipping, Inc. (b)	3,903	34,893
DryShips, Inc. (b)	42,468	104,896
Ellaktor SA (b)	17,905	68,986
Eurobank Ergasias SA (b)	800,000	315,307
Eurobank Properties Real Estate Investment Co.	5,977	67,954
FF Group (b)	4,817	179,205
Fourlis Holdings SA (b)	6,626	35,323
Frigoglass SAIC (b)	6,690	22,818
GEK Terna Holding Real Estate Construction SA (b)	12,633	51,068
Hellenic Exchanges — Athens Stock Exchange SA Holding (b)	10,348	79,086
Hellenic Petroleum SA (b)	8,529	55,811
Hellenic Telecommunications Organization SA (b)	35,519	466,642
Intralot SA — Integrated Lottery Systems & Services (b)	19,869	40,159
JUMBO SA (b)	15,878	200,779
Lamda Development SA (b)	4,173	22,141
Marfin Investment Group Holdings SA (b)	85,239	32,950
Metka SA	4,046	51,980
Motor Oil Hellas Corinth Refineries SA	8,733	76,121
Mytilineos Holdings SA (b)	12,047	93,897
National Bank of Greece SA (b)	240,114	703,712
Navios Maritime Holdings, Inc.	6,957	41,742
OPAP SA	33,752	441,295
Piraeus Bank SA (b)	251,044	424,956
Piraeus Port Authority	1,148	21,492
Public Power Corp. SA (b)	16,977	201,594
Safe Bulkers, Inc.	3,055	20,346
Terna Energy SA (b)	8,658	34,343
The Athens Water Supply & Sewage Co. SA	4,468	41,259
Titan Cement Co. SA	7,793	194,921
Tsakos Energy Navigation, Ltd.	3,229	20,601

		4,778,638

HUNGARY — 2.5%
Magyar Telekom Telecommunications PLC (b)	121,990	179,592
MOL Hungarian Oil and Gas NyRt	9,748	477,700
OTP Bank PLC	34,077	579,283
Richter Gedeon NyRt	27,973	437,978

		1,674,553

POLAND — 18.4%
Agora SA (b)	37,736	93,030
Asseco Poland SA	18,284	257,731
Bank Handlowy w Warszawie SA	4,933	186,523
Bank Millennium SA	25,308	67,291
Bank Pekao SA	23,329	1,370,426
Bank Zachodni WBK SA	4,620	552,013
CCC SA	545	21,069
Cyfrowy Polsat SA	7,327	61,304
Echo Investment SA (b)	111,819	223,239
Enea SA	18,994	93,077
Energa SA	30,015	217,901
Eurocash SA	2,137	20,886
Getin Holding SA (b)	66,716	59,332
Getin Noble Bank SA (b)	202,604	172,213
Globe Trade Centre SA (b)	45,024	76,268
Grupa Azoty SA	3,944	73,955
Grupa Kety SA	478	39,748
ING Bank Slaski SA	4,570	204,592
Jastrzebska Spolka Weglowa SA (b)	2,866	27,915
KGHM Polska Miedz SA	24,726	946,138
LPP SA	123	368,342
Lubelski Wegiel Bogdanka SA	8,320	276,838
Mbank	2,868	426,830
Netia SA	220,642	373,087
Orange Polska SA	134,540	474,119
Orbis SA	5,570	71,607
Polska Grupa Energetyczna SA	94,666	600,486
Polski Koncern Naftowy Orlen SA	49,266	614,726
Polskie Gornictwo Naftowe i Gazownictwo SA	278,783	426,704
Powszechna Kasa Oszczednosci Bank Polski SA	143,880	1,726,090
Powszechny Zaklad Ubezpieczen SA	8,473	1,234,081
Rovese SA (b)	204,105	85,818
Synthos SA	92,239	128,346
Tauron Polska Energia SA	283,324	460,223
TVN SA (b)	55,101	261,013

		12,292,961

RUSSIA — 49.4%
Alrosa AO	204,000	183,329
Bank Otkritie Financial Corp. OJSC GDR (b)(c)	7,690	87,534
CTC Media, Inc.	10,162	67,577
DIXY Group OJSC (b)	4,140	43,548
Etalon Group, Ltd. GDR	15,905	58,053
Eurasia Drilling Co., Ltd. GDR	8,165	231,886
Evraz PLC	80,977	170,659
Federal Hydrogenerating Co. JSC ADR	161,645	290,961
Gazprom Neft OAO ADR	6,711	127,106
Gazprom OAO ADR	933,640	6,572,826

See accompanying notes to financial statements.

SPDR S&P Emerging Europe ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014

Security Description	Shares	Value

Globaltrans Investment PLC GDR	13,160	$110,544
LSR Group OJSC GDR	32,873	120,315
Lukoil OAO ADR	83,514	4,259,214
Magnit OJSC (b)	1,000	248,543
Magnit OJSC GDR	35,058	2,024,950
Mail.ru Group, Ltd. GDR (b)	16,266	457,237
Mechel OAO, ADR (b)	23,724	26,808
MegaFon OAO GDR	16,132	409,430
MMC Norilsk Nickel OJSC ADR	83,025	1,548,416
Mobile Telesystems OJSC (b)	38,158	264,323
Mobile Telesystems OJSC ADR	85,547	1,278,072
Moscow Exchange MICEX-RTS OAO	125,520	184,052
NovaTek OAO GDR	13,056	1,360,435
Novolipetsk Steel OJSC GDR	14,515	211,629
O’Key Group SA GDR	6,126	44,720
Pharmstandard OJSC GDR (b)	6,507	82,964
PhosAgro OAO GDR	14,596	163,329
PIK Group GDR (b)	58,818	172,337
Polymetal International PLC	36,427	304,717
Polyus Gold International, Ltd. (b)	105,351	328,343
Rosneft Oil Co. GDR	188,586	1,098,891
Rostelecom OJSC ADR	29,832	474,779
Sberbank (b)	1,810,110	3,471,494
Sberbank of Russia ADR	28,491	225,649
Severstal OAO GDR	35,508	354,370
Sistema JSFC GDR	29,595	204,206
Surgutneftegas OAO ADR	188,529	1,257,489
Surgutneftegas OAO Preference Share (b)	581,400	402,754
Tatneft OAO ADR	36,342	1,283,236
TMK OAO GDR	7,418	67,504
United Co. RUSAL PLC (b)	178,134	99,102
Uralkali OJSC GDR	37,841	671,678
VimpelCom, Ltd. ADR	34,919	252,115
VTB Bank OJSC GDR	248,952	495,663
X5 Retail Group NV GDR (b)	16,755	309,130
Yandex NV (b)	33,953	943,724

		33,045,641

TURKEY — 18.1%
Akbank TAS	273,392	889,411
Anadolu Anonim Turk Sigorta (b)	296,393	180,632
Anadolu Efes Biracilik Ve Malt Sanayii AS (b)	41,713	480,994
Arcelik AS	88,928	473,726
Asya Katilim Bankasi AS (b)	96,191	35,848
BIM Birlesik Magazalar AS	31,187	651,552
Coca-Cola Icecek AS	7,785	167,763
Dogan Sirketler Grubu Holdings AS (b)	305,314	88,349
Dogus Otomotiv Servis ve Ticaret AS	41,109	159,512
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	327,047	341,271
Enka Insaat ve Sanayi AS	165,095	376,400
Eregli Demir ve Celik Fabrikalari TAS	332,772	617,163
Ford Otomotiv Sanayi AS (b)	6,605	75,728
Haci Omer Sabanci Holding AS	181,249	761,297
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (Class D) (b)	129,664	118,249
KOC Holding AS	195,348	899,313
Kombassan Holdings AS (b)	18,341	21,230
Koza Altin Isletmeleri AS	4,520	33,591
Petkim Petrokimya Holding AS	28,327	41,730
TAV Havalimanlari Holding AS	17,760	142,497
Tekfen Holding AS (b)	9,446	20,956
Tofas Turk Otomobil Fabrikasi AS	8,728	48,982
Tupras-Turkiye Petrol Rafinerileri AS	26,920	539,982
Turk Hava Yollari Anonim Ortakligi (b)	215,129	610,262
Turk Sise ve Cam Fabrikalari AS	23,632	29,944
Turk Telekomunikasyon AS	47,505	125,178
Turkcell Iletisim Hizmetleri AS (b)	149,880	781,994
Turkiye Garanti Bankasi AS	424,677	1,489,572
Turkiye Halk Bankasi AS	74,321	446,421
Turkiye Is Bankasi (Class C)	232,419	515,626
Turkiye Vakiflar Bankasi Tao (Class D)	113,963	210,858
Ulker Biskuvi Sanayi AS	14,022	92,833
Vestel Elektronik Sanayi (b)	36,251	99,814
Yapi ve Kredi Bankasi AS	257,591	504,837
Yazicilar Holding AS (Class A)	4,689	42,351

		12,115,866

TOTAL COMMON STOCKS —
(Cost $97,231,648)		66,668,155

SHORT TERM INVESTMENT — 0.0% (a)
UNITED STATES — 0.0% (a)
MONEY MARKET FUND — 0.0% (a)
State Street Institutional Liquid Reserves Fund 0.09% (d)(e) (Cost $4,982)	4,982	4,982

TOTAL INVESTMENTS — 99.7%
(Cost $97,236,630)		66,673,137
OTHER ASSETS & LIABILITIES — 0.3%		192,042

NET ASSETS — 100.0%		$66,865,179

(a)	Amount shown represents less than 0.05% of net assets.
(b)	Non-income producing security
(c)	Security is valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs (Note 2).
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(e)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
PLC = Public Limited Company
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR S&P Emerging Latin America ETF
SCHEDULE OF INVESTMENTS
September 30, 2014

Security Description	Shares	Value

COMMON STOCKS — 99.6%
BRAZIL — 52.6%
AES Tiete SA Preference Shares	16,658	$146,546
All America Latina Logistica SA	40,293	104,614
AMBEV SA ADR	246,857	1,616,913
B2W Cia Digital (a)	11,247	150,597
Banco Bradesco SA	7,300	104,303
Banco Bradesco SA Preference Shares ADR	137,556	1,960,173
Banco do Brasil SA	39,419	407,128
Banco do Brasil SA ADR	15,084	157,175
Banco Santander Brazil SA ADS ADR	42,011	274,752
BB Seguridade Participacoes SA	37,353	491,005
Bematech SA	11,698	38,872
BM&FBOVESPA SA	99,438	454,242
BR Malls Participacoes SA	21,546	170,021
BR Properties SA	11,393	60,463
Bradespar SA Preference Shares	23,176	169,544
Braskem SA Preference Shares ADR (b)	10,550	138,944
BRF — Brasil Foods SA	13,894	330,334
BRF — Brasil Foods SA ADR	26,113	621,228
CCR SA	57,880	396,484
Centrais Eletricas Brasileiras SA	3,179	8,513
Centrais Eletricas Brasileiras SA ADR (b)	23,136	62,467
CETIP SA — Balcao Organizado de Ativos e Derivativos	13,554	167,654
Cia Hering	8,260	83,625
Cielo SA	36,054	588,733
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares ADR	10,068	439,065
Companhia de Saneamento Basico do Estado de Sao Paulo	34,874	281,600
Companhia Energetica de Minas Gerais ADR	63,502	395,617
Companhia Energetica de Sao Paulo Preference Shares	20,461	218,676
Companhia Paranaense de Energia Preference Shares	11,196	152,382
Companhia Siderurgica Nacional SA ADR (b)	56,965	202,226
Cosan SA Industria e Comercio	13,263	213,001
Cosan, Ltd.	9,376	101,239
CPFL Energia SA ADR (b)	15,303	237,962
Cyrela Brazil Realty SA	27,793	140,122
Cyrela Commercial Properties SA Empreendimentos e Participacoes	20,158	139,812
Duratex SA	54,521	201,204
Empresa Brasileira de Aeronautica SA	39,609	390,495
Estacio Participacoes SA	17,339	180,072
Fibria Celulose SA ADR (a)(b)	19,698	216,678
Gafisa SA	19,561	23,637
Gerdau SA ADR (b)	38,299	183,835
Gerdau SA Preference Shares	7,450	35,827
Gol Linhas Aereas Inteligentes SA Preference Shares (a)	12,696	60,640
Grupo BTG Pactual	12,400	163,251
Hypermarcas SA (a)	20,196	144,940
Investimentos Itau SA	46,694	171,748
Investimentos Itau SA Preference Shares	178,483	675,432
Itau Unibanco Holding SA Preference Shares ADR	172,540	2,394,855
JBS SA	61,636	230,229
Kepler Weber SA	4,796	91,824
Klabin SA	34,273	165,657
Kroton Educacional SA	67,876	426,165
Linx SA	2,898	60,572
Localiza Rent a Car SA	8,400	121,700
Lojas Americanas SA Preference Shares	36,576	207,399
Lojas Renner SA	12,444	361,087
M Dias Branco SA	758	30,207
Metalurgica Gerdau SA Preference Shares	33,267	192,165
MMX Mineracao e Metalicos SA (a)	1,860	433
MRV Engenharia e Participacoes SA	7,022	23,535
Multiplan Empreendimentos Imobiliarios SA	5,128	104,921
Natura Cosmeticos SA	15,854	239,337
Oi SA (a)	321	235
Oi SA ADR (a)(c)	9,427	6,976
Oi SA ADR (a)(b)(c)	61,356	42,949
Oi SA Preference Shares (a)	3,494	2,482
PDG Realty SA Empreendimentos e Participacoes (a)	72,761	32,674
Petroleo Brasileiro SA ADR (c)	72,201	1,024,532
Petroleo Brasileiro SA ADR (c)	130,729	1,946,555
Prumo Logistica SA (a)	131,803	48,425
Qualicorp SA (a)	6,465	63,922
Souza Cruz SA	40,301	324,106
Telefonica Brasil SA Preference Shares	23,363	461,614
Tim Participacoes SA	14,140	74,406
Tim Participacoes SA ADR	13,014	340,967
Totvs SA	8,108	123,229
Tractebel Energia SA ADR	11,235	157,820
Ultrapar Participacoes SA ADR	27,308	576,745
Usinas Siderurgicas de Minas Gerais SA ADR (a)(b)	38,316	99,852
Usinas Siderurgicas de Minas Gerais SA Preference Shares (a)	11,489	29,876
Vale SA ADR (b)	64,197	706,809
Vale SA Preference Shares ADR	135,438	1,315,103
Weg SA	16,812	196,081

		25,899,235

CHILE — 8.7%
Antarchile SA	21,785	282,628
Banco de Chile ADR	3,439	254,383
Banco de Credito e Inversiones	5,648	320,508
Banco Santander Chile ADR	4,119	90,989
CAP SA	8,790	93,288
Cencosud SA	109,975	325,302
Compania General de Electricidad SA	57,775	275,156
Empresa Nacional de Electricidad SA ADR	9,638	423,687
Empresas CMPC SA	127,859	302,862
Empresas COPEC SA	41,233	506,638
Enersis SA ADR	30,539	481,905
Gasco SA	2,971	19,645
Latam Airlines Group SA ADR (a)(b)	23,427	266,365

See accompanying notes to financial statements.

SPDR S&P Emerging Latin America ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014

Security Description	Shares	Value

SACI Falabella	71,224	$537,128
Sociedad Quimica y Minera de Chile SA ADR	3,851	100,665

		4,281,149

COLOMBIA — 6.8%
Almacenes Exito SA	13,571	199,264
Banco Davivienda SA Preference Shares	7,805	112,745
Banco de Bogota SA	4,290	149,910
BanColombia SA	13,717	188,089
BanColombia SA ADR	8,140	461,701
Bolsa de Valores de Colombia	1,391,824	16,479
Celsia SA ESP	14,240	42,890
Cementos Argos SA	17,835	95,419
Corp Financiera Colombiana SA	5,187	102,782
Ecopetrol SA ADR (b)	12,479	390,218
Empresa de Energia de Bogota SA	118,088	94,183
Empresa de Telecomunicaciones de Bogota	67,271	18,495
Grupo Argos SA	19,992	224,813
Grupo Argos SA/Colombia Preference Shares	6,064	67,590
Grupo Aval Acciones y Valores	279,192	190,863
Grupo Aval Acciones y Valores Preference Shares	291,332	200,605
Grupo de Inversiones Suramericana SA	14,561	293,146
Grupo de Inversiones Suramericana SA Preference Shares	4,678	93,854
Grupo Nutresa SA	16,380	224,767
Grupo Odinsa SA	2,082	8,849
Interconexion Electrica SA ESP	20,791	95,373
Isagen SA ESP	45,567	62,076

		3,334,111

LUXEMBOURG — 0.1%
Ternium SA ADR	1,235	29,702

MEXICO — 28.2%
Alfa SAB de CV (Class A)	229,173	784,429
Alsea SAB de CV (a)	5,957	18,846
America Movil SAB de CV	2,237,445	2,825,492
Arca Continental SAB de CV	18,017	123,541
Banregio Grupo Financiero SAB de CV	2,325	12,939
Bolsa Mexicana de Valores SAB de CV	7,483	16,141
Cemex SAB de CV (a)	744,842	970,550
Coca-Cola Femsa SAB de CV	27,409	276,065
Compartamos SAB de CV (b)	40,685	87,033
Concentradora Fibra Danhos SA de CV	44,000	118,598
Controladora Comercial Mexicana SAB de CV	6,465	24,160
Corporacion GEO SAB de CV (a)(b)(d)	71,361	0
Desarrolladora Homex SAB de CV (a)(b)	28,753	4,744
El Puerto de Liverpool SAB de CV	14,897	171,950
Empresas ICA SAB de CV (a)(b)	46,471	80,311
Fibra Uno Administracion SA de CV REIT	113,779	374,540
Fomento Economico Mexicano SAB de CV	123,449	1,136,390
Genomma Lab Internacional SAB de CV (Class B) (a)(b)	33,710	80,998
Gruma SAB de CV (Class B) (a)	14,530	155,121
Grupo Aeroportuario del Pacifico SAB de CV (Class B)	7,991	53,961
Grupo Aeroportuario del Sureste SAB de CV (Class B)	24,617	318,109
Grupo Bimbo SAB de CV	64,600	187,303
Grupo Carso SA de CV	60,227	352,073
Grupo Elektra SA de CV	4,158	117,022
Grupo Financiero Banorte SAB de CV	152,352	973,083
Grupo Financiero Inbursa SA	195,783	561,390
Grupo Financiero Santander Mexico SAB de CV (Class B) (b)	82,224	222,423
Grupo Mexico SAB de CV	209,483	701,435
Grupo Televisa SA de CV (b)	119,157	808,265
Grupo Televisa SA de CV ADR	954	32,322
Impulsora Del Desarrollo Y El Empleo en America Latina SA de CV (a)	42,822	140,006
Industrias Penoles SA de CV	7,324	167,505
Kimberly-Clark de Mexico SAB de CV (Class A)	169,698	400,546
Megacable Holdings SAB de CV	11,987	56,881
Mexichem SAB de CV	50,791	211,707
Minera Frisco SAB de CV (a)(b)	42,075	77,256
OHL Mexico SAB de CV (a)	18,163	49,160
Promotora y Operadora de Infraestructura SAB de CV (a)	13,170	181,042
TV Azteca SAB de CV	218,358	113,811
Urbi Desarrollos Urbanos SA de CV (a)(b)(d)	86,307	0
Wal-Mart de Mexico SAB de CV (b)	365,257	918,429

		13,905,577

PERU — 3.1%
Alicorp SA	28,870	79,834
Compania de Minas Buenaventura SA ADR	13,710	158,762
Compania Minera Milpo SA	98,940	87,209
Credicorp, Ltd.	3,577	548,676
Grana y Montero SA	8,062	24,384
Minsur SA	195,352	125,598
Southern Copper Corp. (b)	13,412	397,665
Volcan Compania Minera SAA (Class B)	255,341	87,379

		1,509,507

SPAIN — 0.1%
Cemex Latam Holdings SA (a)	7,341	65,459

TOTAL COMMON STOCKS —
(Cost $67,620,945)		49,024,740

See accompanying notes to financial statements.

SPDR S&P Emerging Latin America ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014

Security Description	Shares	Value

SHORT TERM INVESTMENT — 7.5%
UNITED STATES — 7.5%
MONEY MARKET FUND — 7.5%
State Street Navigator Securities Lending Prime Portfolio (e)(f) (Cost $3,699,954)	3,699,954	$3,699,954

TOTAL INVESTMENTS — 107.1%
(Cost $71,320,899)		52,724,694
OTHER ASSETS & LIABILITIES — (7.1)%		(3,516,222)

NET ASSETS — 100.0%		$49,208,472

(a)	Non-income producing security
(b)	A portion of the security was on loan at September 30, 2014.
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 3 inputs (Note 2).
(e)	Investments of cash collateral for securities loaned
(f)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
ADR = American Depositary Receipt
ADS = American Depositary Shares

See accompanying notes to financial statements.

SPDR S&P Emerging Middle East & Africa ETF
SCHEDULE OF INVESTMENTS
September 30, 2014

Security Description	Shares	Value

COMMON STOCKS — 99.7%
EGYPT — 4.5%
Arab Cotton Ginning	31,670	$23,210
Commercial International Bank Egypt SAE	143,555	1,021,341
Eastern Tobacco	3,154	79,339
Egyptian Financial Group-Hermes Holding (a)	82,240	213,938
Egyptian Kuwait Holding Co. (a)	128,890	119,868
ElSwedy Electric Co. (a)	16,899	110,564
Ezz Steel (a)	44,749	116,221
Global Telecom Holding GDR (a)	73,150	240,005
Juhayna Food Industries (a)	85,610	119,733
Maridive & Oil Services SAE (a)	37,722	38,476
Palm Hills Developments SAE (a)	85,138	51,559
Sidi Kerir Petrochemicals Co.	49,687	133,911
Six of October Development & Investment Co. (a)	20,853	52,584
Talaat Moustafa Group	232,890	372,947
Telecom Egypt	81,033	155,832

		2,849,528

MOROCCO — 2.0%
Attijariwafa Bank	9,036	356,102
Banque Centrale Populaire	13,262	293,893
Banque Marocaine du Commerce Exterieur	12,526	315,071
Douja Promotion Groupe Addoha SA	13,559	78,898
Maroc Telecom	17,005	231,057

		1,275,021

QATAR — 9.2%
Aamal Co. (a)	13,458	58,238
Al Khalij Commercial Bank	12,617	76,252
Al Meera Consumer Goods Co.	701	35,321
Barwa Real Estate Co.	13,650	150,109
Doha Bank QSC	9,064	144,351
Gulf International Services OSC	6,519	219,812
Industries Qatar QSC	9,338	477,425
Masraf Al Rayan	51,567	788,677
Medicare Group	986	35,331
Ooredoo QSC	17,076	621,261
Qatar Electricity & Water Co.	3,859	201,326
Qatar Gas Transport Co. Nakilat	19,435	129,730
Qatar Insurance Co. SAQ	5,632	152,325
Qatar International Islamic Bank QSC	5,310	131,369
Qatar Islamic Bank SAQ	8,289	256,734
Qatar National Bank SAQ	24,546	1,366,849
Qatar National Cement Co.	1,721	66,158
Qatar Navigation	4,018	105,031
Qatari Investors Group QSC	4,357	69,867
Salam International Investment Co.	8,974	48,789
The Commercial Bank of Qatar QSC	10,416	200,775
United Development Co. PSC	12,421	98,907
Vodafone Qatar	65,244	378,182

		5,812,819

SOUTH AFRICA — 73.6%
Acucap Properties, Ltd.	19,608	79,694
Adcock Ingram Holdings, Ltd. (a)(b)	31,227	133,274
Adcorp Holdings, Ltd.	10,390	28,922
AECI, Ltd.	26,780	283,248
African Bank Investments, Ltd. (b)(c)	258,160	7,083
African Oxygen, Ltd.	19,109	31,002
African Rainbow Minerals, Ltd. (b)	17,660	223,957
Allied Electronics Corp., Ltd.	39,303	85,228
Anglo Platinum, Ltd. (a)	9,061	293,598
AngloGold Ashanti, Ltd. (a)	56,419	691,564
Aquarius Platinum, Ltd. (a)	203,871	61,144
ArcelorMittal South Africa, Ltd. (a)	24,456	80,501
Aspen Pharmacare Holdings, Ltd.	40,288	1,199,913
Assore, Ltd.	8,460	160,990
Astral Foods, Ltd.	7,753	104,476
Attacq, Ltd. (a)	94,624	167,502
Aveng, Ltd. (a)	71,586	140,786
AVI, Ltd.	47,673	294,943
Barclays Africa Group, Ltd.	45,203	616,656
Barloworld, Ltd.	26,916	220,364
Blue Label Telecoms, Ltd.	46,319	37,389
Brait SE (a)	38,431	247,731
Business Connexion Group, Ltd. (b)	53,982	30,579
Capital Property Fund	204,815	218,261
Capitec Bank Holdings, Ltd.	7,604	164,622
Cashbuild, Ltd.	2,536	31,651
City Lodge Hotels, Ltd.	4,753	51,744
Clicks Group, Ltd. (b)	29,357	174,091
Clover Industries, Ltd.	19,386	28,603
Coronation Fund Managers, Ltd.	39,269	335,924
DataTec, Ltd.	25,348	120,366
Discovery, Ltd.	46,509	404,773
DRDGOLD, Ltd.	87,237	29,650
Emira Property Fund	40,976	56,940
EOH Holdings, Ltd.	5,036	42,211
Eqstra Holdings, Ltd. (a)	70,971	36,433
Exxaro Resources, Ltd. (b)	19,093	216,849
Famous Brands, Ltd.	7,934	68,966
FirstRand, Ltd. (b)	443,087	1,687,129
Fountainhead Property Trust	175,205	119,406
Gold Fields, Ltd. (b)	99,469	389,222
Grindrod, Ltd. (b)	90,331	180,450
Group Five, Ltd.	19,709	69,777
Growthpoint Properties, Ltd. REIT	242,571	529,016
Harmony Gold Mining Co., Ltd. (a)	68,309	149,336
Hosken Consolidated Investments, Ltd.	8,347	114,586
Hudaco Industries, Ltd.	4,472	38,631
Hyprop Investments, Ltd.	26,492	203,457
Illovo Sugar, Ltd. (b)	36,217	91,358
Impala Platinum Holdings, Ltd. (a)	77,179	594,302
Imperial Holdings, Ltd.	27,812	428,199
Investec, Ltd.	31,620	265,565
JSE, Ltd.	14,055	122,521
Kumba Iron Ore, Ltd. (b)	8,135	191,908
Lewis Group, Ltd. (b)	15,955	79,787
Liberty Holdings, Ltd.	13,595	148,269
Life Healthcare Group Holdings, Ltd.	125,769	495,807
Massmart Holdings, Ltd. (b)	16,934	183,980
Medi-Clinic Corp., Ltd.	62,784	511,185
Merafe Resources, Ltd.	296,727	31,516
MMI Holdings, Ltd. (b)	114,543	265,720

See accompanying notes to financial statements.

SPDR S&P Emerging Middle East & Africa ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014

Security Description	Shares	Value

Mondi, Ltd.	15,772	$258,366
Mpact, Ltd.	32,744	98,566
Mr. Price Group, Ltd.	32,779	616,022
MTN Group, Ltd.	219,361	4,627,098
Murray & Roberts Holdings, Ltd. (a)	76,269	170,113
Nampak, Ltd.	72,424	263,651
Naspers, Ltd.	58,348	6,429,603
Nedbank Group, Ltd. (b)	24,346	471,653
Netcare, Ltd.	229,417	641,858
Northam Platinum, Ltd. (a)	62,713	204,376
Oceana Group, Ltd.	5,733	37,549
Omnia Holdings, Ltd.	8,952	182,712
Pick n Pay Stores, Ltd. (b)	23,593	110,215
Pick’ n Pay Holdings, Ltd.	43,114	85,478
Pioneer Foods, Ltd.	16,404	171,325
PPC, Ltd.	69,591	182,073
PSG Group, Ltd.	8,659	73,720
Rand Merchant Insurance Holdings, Ltd.	103,781	325,170
Raubex Group, Ltd. REIT	24,388	47,855
Redefine Properties, Ltd. REIT	473,685	407,516
Remgro, Ltd.	62,108	1,253,457
Resilient Property Income Fund, Ltd.	44,556	287,648
Reunert, Ltd.	31,798	167,373
RMB Holdings, Ltd.	102,557	514,680
SA Corporate Real Estate Fund	346,736	135,647
Sanlam, Ltd.	227,999	1,317,756
Santam, Ltd.	1,787	33,300
Sappi, Ltd. (a)(b)	65,127	256,398
Sasol, Ltd. (b)	71,022	3,855,583
Shoprite Holdings, Ltd.	52,842	654,641
Sibanye Gold, Ltd.	100,732	218,435
Standard Bank Group, Ltd.	168,005	1,942,766
Steinhoff International Holdings, Ltd. (b)	288,517	1,381,010
Sun International, Ltd.	14,896	157,817
Super Group, Ltd. (a)	53,234	145,780
Telkom SA, Ltd. (a)	39,144	189,271
The Bidvest Group, Ltd.	39,267	993,296
The Foschini Group, Ltd.	23,064	239,250
The Spar Group, Ltd.	20,106	223,478
Tiger Brands, Ltd.	26,875	750,309
Times Media Group, Ltd.	2,451	4,230
Tongaat Hulett, Ltd.	15,968	220,463
Trencor, Ltd.	17,217	101,764
Truworths International, Ltd.	50,234	302,118
Tsogo Sun Holdings, Ltd.	37,265	84,601
Vodacom Group, Ltd.	70,988	816,803
Wilson Bayly Holmes-Ovcon, Ltd.	6,014	74,516
Woolworths Holdings, Ltd.	104,398	645,982

		46,466,046

UNITED ARAB EMIRATES — 10.4%
Abu Dhabi Commercial Bank PJSC	227,700	525,087
Air Arabia PJSC	320,867	119,683
Ajman Bank PJSC (a)	35,000	24,966
Al Waha Capital PJSC	133,698	109,202
Aldar Properties PJSC	441,313	470,997
Arabtec Holding Co. (a)	302,206	378,483
Bank of Sharjah	35,000	17,152
Dana Gas PJSC (a)	478,614	89,912
Deyaar Development PJSC (a)	202,501	68,916
DP World, Ltd.	23,293	483,330
Drake & Scull International (a)	131,431	47,234
Dubai Financial Market	224,511	205,382
Dubai Investments PJSC	187,623	183,386
Dubai Islamic Bank PJSC	138,697	313,423
Emaar Properties PJSC	492,280	1,548,029
Eshraq Properties Co. PJSC (a)	118,494	41,294
First Gulf Bank PJSC	136,812	698,410
Gulf Pharmaceutical Industries-Julphar	25,000	20,760
National Bank of Abu Dhabi PJSC	166,142	653,631
RAK Properties PJSC	137,384	37,404
Ras Al Khaimah Ceramics	49,281	49,241
The National Bank of Ras Al-Khaimah PSC	47,042	117,447
Union National Bank PJSC	154,432	281,286
Union Properties PJSC (a)	123,898	72,188

		6,556,843

TOTAL COMMON STOCKS —
(Cost $68,131,754)		62,960,257

RIGHTS — 0.2%
EGYPT — 0.2%
Six of October Development & Investment Co. (expiring 10/27/14) (a) (Cost $61,904)	57,493	112,814

SHORT TERM INVESTMENT — 4.0%
UNITED STATES — 4.0%
MONEY MARKET FUND — 4.0%
State Street Navigator Securities Lending Prime Portfolio (d)(e) (Cost $2,557,190)	2,557,190	2,557,190

TOTAL INVESTMENTS — 103.9%
(Cost $70,750,848)		65,630,261
OTHER ASSETS & LIABILITIES — (3.9)%		(2,489,399)

NET ASSETS — 100.0%		$63,140,862

(a)	Non-income producing security
(b)	A portion of the security was on loan at September 30, 2014.
(c)	Security is valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs (Note 2).
(d)	Investments of cash collateral for securities loaned
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
GDR = Global Depositary Receipt
PJSC = Public Joint Stock Company
PSC = Public Stock Company
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS
September 30, 2014

Security Description	Shares	Value

COMMON STOCKS — 99.6%
AUSTRALIA — 6.2%
Abacus Property Group	350,446	$785,044
Alumina, Ltd. (a)	288,250	427,535
Amcor, Ltd.	84,854	841,269
AMP, Ltd.	157,112	750,645
Ansell, Ltd.	25,867	440,249
APA Group	86,676	564,293
Aristocrat Leisure, Ltd.	98,357	502,633
Arrium, Ltd. (b)	96,726	30,894
Australia & New Zealand Banking Group, Ltd.	122,434	3,312,641
BHP Billiton, Ltd.	148,341	4,396,522
Billabong International, Ltd. (a)(b)	127,351	78,007
BlueScope Steel, Ltd. (a)	37,429	177,517
Brambles, Ltd.	117,621	979,839
Bunnings Warehouse Property Trust	179,207	374,788
carsales.com, Ltd. (b)	15,968	137,772
Commonwealth Bank of Australia	81,055	5,340,107
Computershare, Ltd.	75,907	807,697
CSL, Ltd.	26,129	1,695,836
CSR, Ltd.	103,301	301,011
Dexus Property Group	130,261	126,523
DUET Group	55,042	117,040
Fairfax Media, Ltd.	108,632	73,670
Fortescue Metals Group, Ltd. (b)	75,166	228,894
Goodman Group	32,922	148,939
GWA International, Ltd.	106,575	239,674
Harvey Norman Holdings, Ltd. (b)	190,376	604,716
Hills Industries, Ltd.	100,589	116,627
Iluka Resources, Ltd. (b)	23,399	160,936
Ingenia Communities Group	349,827	140,813
Insurance Australia Group, Ltd.	178,812	957,593
Lend Lease Group	72,817	913,723
Macquarie Group, Ltd.	20,857	1,051,070
Mirvac Group	79,652	119,883
National Australia Bank, Ltd.	99,481	2,832,634
Newcrest Mining, Ltd. (a)	38,496	355,387
Orica, Ltd.	13,400	221,615
Origin Energy, Ltd.	82,634	1,082,464
Orora, Ltd.	81,557	117,041
OZ Minerals, Ltd. (b)	21,177	71,900
Perpetual, Ltd.	13,015	503,156
QBE Insurance Group, Ltd.	59,741	609,542
REA Group, Ltd.	2,320	87,863
Recall Holdings, Ltd.	25,418	124,555
Rio Tinto, Ltd.	26,315	1,371,945
Santos, Ltd.	68,434	818,603
Scentre Group (a)	180,942	519,333
Seek, Ltd.	15,640	221,847
Sonic Healthcare, Ltd.	54,520	836,793
Stockland	41,691	144,103
Suncorp Group, Ltd.	111,265	1,366,968
Sydney Airport	223,627	835,574
Tatts Group, Ltd.	248,001	683,592
Toll Holdings, Ltd. (b)	75,197	371,118
TPG Telecom, Ltd.	16,026	95,921
Treasury Wine Estates, Ltd.	48,871	181,322
Wesfarmers, Ltd.	76,552	2,824,164
Westfield Corp.	89,236	581,740
Westpac Banking Corp.	138,110	3,884,220
Woodside Petroleum, Ltd.	40,598	1,442,326
Woolworths, Ltd.	71,431	2,140,195
WorleyParsons, Ltd.	21,885	293,768

		51,564,089

AUSTRIA — 0.2%
Andritz AG	1,580	84,268
Erste Group Bank AG	15,581	356,946
OMV AG	15,478	520,979
Voestalpine AG	13,800	545,648

		1,507,841

BELGIUM — 1.1%
Aedifica SA	1,922	126,327
Ageas	20,438	678,634
Anheuser-Busch InBev NV	39,155	4,358,640
Bekaert NV (b)	4,332	144,499
Delhaize Group (b)	7,472	519,900
Gimv NV	13,343	631,072
KBC Groep NV (a)	11,878	632,681
Solvay SA	667	102,711
UCB SA	10,294	934,720
Umicore (b)	17,842	780,635

		8,909,819

CANADA — 9.3%
AGF Management, Ltd.	29,305	306,279
Agnico-Eagle Mines, Ltd.	10,080	292,149
Agrium, Inc. (b)	10,780	960,366
Air Canada (Class A) (a)	29,526	225,894
Alamos Gold, Inc.	10,800	86,300
Alimentation Couche-Tard, Inc. (Class B)	11,108	355,937
Amaya Gaming Group, Inc. (a)	8,144	225,471
ARC Resources, Ltd. (b)	16,422	434,227
Argonaut Gold, Inc. (a)	15,400	54,018
Athabasca Oil Corp. (a)(b)	15,100	77,422
Avigilon Corp. (a)(b)	3,000	50,119
B2Gold Corp. (a)	48,894	99,752
Badger Daylighting, Ltd. (b)	2,900	72,451
Bank of Montreal	26,558	1,958,907
Bankers Petroleum, Ltd. (a)	24,601	118,652
Barrick Gold Corp.	53,059	781,962
BCE, Inc. (b)	12,066	517,060
BlackBerry, Ltd. (a)(b)	28,434	283,946
Bombardier, Inc. (Class B) (b)	105,668	356,466
Brookfield Asset Management, Inc. (Class A)	31,954	1,437,651
CAE, Inc.	12,700	154,325
Cameco Corp. (b)	29,347	518,900
Canadian Energy Services & Technology Corp. (b)	13,800	115,828
Canadian Imperial Bank of Commerce (b)	19,570	1,761,484
Canadian National Railway Co.	47,938	3,410,631
Canadian Natural Resources, Ltd.	57,462	2,237,190
Canadian Oil Sands, Ltd. (b)	30,476	563,406
Canadian Pacific Railway, Ltd.	8,767	1,823,376

See accompanying notes to financial statements.

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014

Security Description	Shares	Value

Canadian Solar, Inc. (a)	2,000	$71,540
Canadian Tire Corp., Ltd. (Class A)	3,692	379,094
Canadian Western Bank (b)	19,511	687,874
Carfinco Financial Group, Inc.	13,000	131,565
Catamaran Corp. (a)	8,100	341,888
CCL Industries, Inc. (Class B)	1,100	110,162
Cenovus Energy, Inc.	33,836	912,244
CGI Group, Inc. (Class A) (a)	18,700	633,178
Constellation Software, Inc.	893	224,930
Crescent Point Energy Corp. (b)	31,315	1,132,614
CT Real Estate Investment Trust	12,834	126,554
Detour Gold Corp. (a)	8,500	66,780
Dollarama, Inc.	1,500	127,511
Eldorado Gold Corp.	29,056	196,298
Enbridge, Inc. (b)	38,937	1,867,847
EnCana Corp.	41,526	883,619
Enerplus Corp. (b)	6,900	131,264
Exchange Income Corp.	6,300	108,744
Fairfax Financial Holdings, Ltd.	1,680	754,335
Finning International, Inc.	6,100	172,430
Firm Capital Mortgage Investment Corp.	25,600	284,050
First Majestic Silver Corp. (a)	12,100	94,522
First Quantum Minerals, Ltd.	38,482	744,469
Fortis, Inc. (b)	10,977	340,051
Franco-Nevada Corp. (b)	7,500	368,910
Gildan Activewear, Inc.	13,944	764,484
Goldcorp, Inc.	41,258	953,229
Gran Tierra Energy, Inc. (a)	22,000	121,856
Great-West Lifeco, Inc. (b)	13,357	384,975
HealthLease Properties REIT	26,816	339,294
HNZ Group, Inc.	8,500	143,448
Home Capital Group, Inc. (b)	2,992	134,908
Husky Energy, Inc. (b)	30,444	837,411
IAMGOLD Corp. (a)	37,168	103,101
Imperial Oil, Ltd.	26,516	1,255,390
Innergex Renewable Energy, Inc. (b)	22,200	208,184
Intact Financial Corp.	6,205	402,599
InterOil Corp. (a)(b)	2,000	108,520
K-Bro Linen, Inc. (b)	6,100	213,641
Kinross Gold Corp. (a)	48,292	160,750
Linamar Corp.	2,200	113,785
Loblaw Cos., Ltd.	10,280	515,587
Lundin Mining Corp. (a)	32,493	160,786
MacDonald, Dettwiler & Associates, Ltd.	2,000	149,881
Magna International, Inc.	17,814	1,694,446
Manulife Financial Corp.	91,445	1,762,539
Methanex Corp. (b)	3,700	247,516
National Bank of Canada (b)	16,472	752,151
New Gold, Inc. (a)	26,293	133,400
Open Text Corp. (b)	4,800	266,082
Pacific Rubiales Energy Corp.	15,375	258,371
Parex Resources, Inc. (a)	16,000	178,247
Pembina Pipeline Corp. (b)	13,547	571,918
Pengrowth Energy Corp. (b)	20,200	106,102
Penn West Petroleum, Ltd. (b)	22,474	152,635
Peyto Exploration & Development Corp. (b)	5,800	183,412
Potash Corp. of Saskatchewan, Inc.	47,145	1,635,974
Power Corp. of Canada (b)	16,422	456,710
Power Financial Corp. (b)	13,682	419,440
Precision Drilling Corp.	13,600	147,129
Pure Industrial Real Estate Trust	37,000	146,669
Redknee Solutions, Inc. (a)(b)	20,974	70,755
Richelieu Hardware, Ltd.	13,142	573,754
Rogers Communications, Inc. (Class B) (b)	24,814	930,789
Royal Bank of Canada (b)	69,950	5,010,512
Russel Metals, Inc.	29,052	898,687
Saputo, Inc.	11,560	324,079
Secure Energy Services, Inc.	8,400	181,597
SEMAFO, Inc. (a)	20,300	71,569
Shaw Communications, Inc. (Class B) (b)	35,859	880,792
Sherritt International Corp. (b)	41,763	115,847
Silver Wheaton Corp.	17,556	350,947
Sirius XM Canada Holdings, Inc.	586	3,754
SNC-Lavalin Group, Inc.	8,757	404,097
Stantec, Inc.	1,700	111,472
Sun Life Financial, Inc.	33,997	1,235,093
Suncor Energy, Inc.	80,022	2,902,145
Tahoe Resources, Inc. (a)	6,300	128,475
Talisman Energy, Inc.	68,145	590,869
Teck Resources, Ltd. (Class B)	31,226	592,639
TELUS Corp.	20,687	707,862
The Bank of Nova Scotia	52,723	3,267,972
The Toronto-Dominion Bank	86,587	4,282,281
Thomson Reuters Corp. (b)	18,646	680,736
Tim Hortons, Inc.	9,320	735,476
TMX Group, Ltd.	2,157	105,712
Tourmaline Oil Corp. (a)	5,600	248,694
TransCanada Corp. (b)	39,008	2,013,316
Trinidad Drilling, Ltd. (b)	10,000	75,075
Turquoise Hill Resources, Ltd. (a)	41,919	157,916
Valeant Pharmaceuticals International, Inc. (a)	14,818	1,945,811
West Fraser Timber Co., Ltd. (b)	1,800	88,184
Westjet Airlines, Ltd.	6,693	187,575
Yamana Gold, Inc. (b)	51,447	309,359
Yellow Media, Ltd. (a)	4,951	67,118

		76,608,171

CHINA — 0.3%
Dah Sing Banking Group, Ltd. (b)	126,125	225,122
Dah Sing Financial Holdings, Ltd.	63,285	384,676
ENN Energy Holdings, Ltd.	38,000	248,599
HanKore Environment Tech Group, Ltd. (a)(b)	114,300	72,149
Hongkong Land Holdings, Ltd.	103,000	700,400
Sino Land Co., Ltd.	329,559	509,293
Transport International Holdings, Ltd.	160,800	296,125

		2,436,364

DENMARK — 1.4%
AP Moeller — Maersk A/S (Class B)	573	1,361,345
Carlsberg A/S (Class B)	2,359	209,771
Coloplast A/S (Class B)	3,805	318,983
Danske Bank A/S	44,082	1,198,421

See accompanying notes to financial statements.

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014

Security Description	Shares	Value

DSV A/S	26,984	$760,151
FLSmidth & Co. A/S (b)	8,087	387,010
Genmab A/S (a)	2,359	100,082
GN Store Nord A/S	25,026	552,103
Jyske Bank A/S (a)	2,068	111,775
Novo Nordisk A/S (Class B)	104,508	5,001,316
Novozymes A/S (Class B)	9,628	417,785
Pandora A/S	2,848	223,338
SimCorp A/S	11,332	332,689
TDC A/S	11,500	87,352
Vestas Wind Systems A/S (a)	11,876	464,342

		11,526,463

FINLAND — 0.9%
Amer Sports Oyj	5,928	119,143
Caverion Corp.	11,541	88,204
Elisa Oyj	24,399	647,879
Fortum Oyj	19,747	481,695
Kemira Oyj	18,772	247,808
Kesko Oyj (Class B)	3,303	118,291
Kone Oyj (Class B) (b)	8,404	337,812
Konecranes Oyj (b)	3,030	81,529
Lassila & Tikanoja Oyj	24,424	412,204
Metso Oyj	12,114	431,545
Neste Oil Oyj (b)	10,763	221,621
Nokia Oyj	174,209	1,486,569
Sampo Oyj (Class A)	26,805	1,300,278
Sanoma Oyj (b)	16,522	104,107
Stockmann Oyj Abp (Class B) (b)	17,284	188,537
Stora Enso Oyj	36,658	305,866
Tikkurila Oyj	8,091	168,850
UPM-Kymmene Oyj	30,422	434,650
Valmet Corp.	11,862	118,304
Wartsila Oyj Abp	8,843	395,786
YIT Oyj (b)	17,092	131,924

		7,822,602

FRANCE — 7.5%
Accor SA	15,150	672,039
Air Liquide SA	14,410	1,757,905
Albioma	13,674	335,109
Alcatel-Lucent (a)(b)	142,785	443,177
Alstom SA (a)	13,520	462,503
Arkema SA	1,622	108,842
Atos Origin SA	3,520	255,104
AXA SA	87,974	2,168,208
BNP Paribas	44,916	2,979,992
Bollore SA	215	122,165
Bourbon SA	14,942	405,068
Bouygues SA	14,202	460,447
Bureau Veritas SA	9,810	216,806
Cap Gemini SA	12,518	898,673
Carrefour SA	36,700	1,133,997
Casino Guichard-Perrachon SA	6,130	660,307
CGG SA (a)(b)	14,885	135,705
Christian Dior SA	2,514	421,430
Compagnie de Saint-Gobain	28,421	1,300,939
Compagnie Generale des Etablissements Michelin	8,525	804,244
Credit Agricole SA	51,330	774,545
Danone	33,985	2,275,372
Dassault Systemes SA	4,494	288,735
Edenred	15,256	376,481
EDF SA	13,451	441,282
Essilor International SA	13,462	1,478,490
Eutelsat Communications SA	3,454	111,547
Faurecia	2,411	77,117
GDF Suez	71,449	1,792,523
Gecina SA	1,627	213,238
Groupe Eurotunnel SA	17,858	218,192
Hermes International (b)	433	129,499
Hi-Media SA (a)	75,586	248,258
Iliad SA	972	205,793
Ingenico	2,161	220,793
Kering	5,069	1,022,305
L’Oreal SA	11,452	1,818,469
Lafarge SA	10,257	738,817
Lagardere SCA	13,603	364,129
Legrand SA	11,990	623,955
LVMH Moet Hennessy Louis Vuitton SA	12,638	2,054,689
Natixis	20,488	141,002
Nexans SA (a)(b)	4,279	160,542
Numericable Group SA (a)(b)	3,708	197,905
Orange SA	91,462	1,375,496
Pernod Ricard SA	9,179	1,039,409
Peugeot SA (a)	20,059	257,323
Plastic Omnium SA	3,147	75,295
Publicis Groupe SA	13,954	958,401
Renault SA	11,206	811,845
Rexel SA	12,359	230,675
Safran SA	14,981	972,353
Sanofi	52,701	5,962,415
Schneider Electric SE (c)	2,000	153,177
Schneider Electric SE (c)	24,282	1,864,993
SCOR SE	7,998	249,909
Societe Generale SA	36,460	1,861,668
Societe Television Francaise 1 (b)	5,196	70,102
Sodexo	4,434	433,985
Suez Environnement Co.	4,909	83,066
Technicolor SA (a)	18,159	118,528
Technip SA	6,483	545,513
Thales SA	1,431	76,240
Total SA	110,402	7,175,491
UBISOFT Entertainment (a)	6,938	113,938
Unibail-Rodamco SE	4,272	1,099,288
Valeo SA	5,605	623,864
Vallourec SA	8,067	371,041
Veolia Environnement SA	37,560	663,318
Vinci SA	29,389	1,707,966
Vivendi SA (a)	55,287	1,335,366
Zodiac Aerospace	5,259	167,780

		62,114,783

GERMANY — 6.8%
Aareal Bank AG	2,202	95,773
adidas AG	12,742	953,708
Allianz SE	22,923	3,716,692
BASF SE	44,562	4,088,556
Bayer AG	40,967	5,739,248

See accompanying notes to financial statements.

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014

Security Description	Shares	Value

Bayerische Motoren Werke AG	19,276	$2,070,271
Bilfinger SE (b)	7,743	491,121
Brenntag AG	2,084	102,435
Commerzbank AG (a)	40,361	603,675
Continental AG	2,824	537,432
Daimler AG	52,579	4,033,712
Deutsche Bank AG	57,636	2,022,261
Deutsche Boerse AG	11,932	803,848
Deutsche Lufthansa AG	7,884	124,543
Deutsche Post AG	52,195	1,674,098
Deutsche Telekom AG	147,944	2,242,683
DMG MORI SEIKI AG	3,138	88,736
E.ON AG	89,014	1,629,918
Fresenius Medical Care AG & Co. KGaA	13,920	972,419
Fresenius SE & Co. KGaA	24,287	1,202,524
GEA Group AG	17,033	743,303
Hamborner REIT AG	12,438	127,521
HeidelbergCement AG	2,608	172,371
Henkel AG & Co. KGaA	5,505	514,541
Henkel AG & Co. KGaA Preference Shares	8,678	866,694
Hochtief AG	4,292	295,546
Infineon Technologies AG	85,227	882,083
K+S AG	9,266	262,842
Lanxess AG	4,045	223,326
Linde AG	7,952	1,528,402
MAN SE	4,149	466,993
Merck KGaA	9,146	843,766
Metro AG (a)	2,919	96,168
MorphoSys AG (a)	937	91,959
MTU Aero Engines AG	1,656	141,415
Muenchener Rueckversicherungs- Gesellschaft AG	8,885	1,757,113
Norma Group SE	2,166	90,623
OHB AG	4,584	115,265
OSRAM Licht AG (a)	3,482	129,738
Porsche Automobil Holding SE Preference Shares	10,140	812,625
ProSiebenSat.1 Media AG	1,840	73,334
Puma AG Rudolf Dassler Sport (b)	1,736	402,416
Rheinmetall AG	1,886	90,773
RWE AG	23,752	925,795
Salzgitter AG	4,498	155,150
SAP SE	48,460	3,495,496
Siemens AG	37,994	4,529,375
Sky Deutschland AG (a)	14,408	122,474
Symrise AG	2,317	123,429
ThyssenKrupp AG (a)	22,781	597,865
Volkswagen AG	1,694	351,593
Volkswagen AG Preference Shares	7,018	1,457,486
Wincor Nixdorf AG	8,808	451,299
Wirecard AG	2,988	110,426

		56,242,858

HONG KONG — 2.5%
AIA Group, Ltd.	544,600	2,815,893
APT Satellite Holdings, Ltd.	101,500	144,046
Bank of East Asia, Ltd.	203,478	824,121
Bloomage Biotechnology Corp., Ltd. (b)	24,147	41,359
BOC Hong Kong Holdings, Ltd.	162,500	517,942
Cheung Kong Holdings, Ltd.	60,000	988,268
China Water Industry Group, Ltd. (a)	772,000	152,111
Chong Hing Bank, Ltd.	1,385	2,882
CLP Holdings, Ltd.	141,500	1,136,177
Esprit Holdings, Ltd. (b)	156,319	202,115
Galaxy Entertainment Group, Ltd.	116,000	673,732
Hang Lung Group, Ltd.	132,000	653,617
Hang Lung Properties, Ltd.	244,000	694,441
Hang Seng Bank, Ltd.	32,800	526,736
HC International, Inc. (a)	60,000	107,558
HKT Trust/HKT, Ltd.	115,900	140,004
Hong Kong & China Gas Co., Ltd.	62,700	135,976
Hong Kong Exchanges and Clearing, Ltd.	50,168	1,079,583
Hopewell Holdings	149,500	523,676
Hutchison Whampoa, Ltd.	108,000	1,307,388
Hysan Development Co., Ltd.	169,841	785,217
Jardine Matheson Holdings, Ltd.	6,400	381,440
Jardine Strategic Holdings, Ltd.	4,000	139,400
Li & Fung, Ltd.	444,000	504,318
Melco Crown Entertainment, Ltd. ADR (b)	6,416	168,677
Melco International Development, Ltd. (b)	34,000	78,639
New World Development Co., Ltd.	548,750	638,846
Noble Group, Ltd.	206,000	209,990
Pacific Basin Shipping, Ltd. (b)	566,000	306,139
Power Assets Holdings, Ltd.	37,500	331,531
Sands China, Ltd.	112,400	586,238
SJM Holdings, Ltd.	78,000	148,665
Sun Hung Kai Properties, Ltd.	72,509	1,028,093
Swire Pacific, Ltd.	76,500	985,177
Techtronic Industries Co.	58,500	169,132
The Link REIT	105,851	610,016
The Wharf Holdings, Ltd.	68,000	483,394
Wheelock & Co., Ltd.	143,000	683,224
Wynn Macau, Ltd. (b)	48,000	152,683

		21,058,444

IRELAND — 0.6%
Aer Lingus Group PLC	45,486	81,593
Bank of Ireland (a)	1,192,245	466,892
C&C Group PLC	17,018	90,442
CRH PLC	41,781	955,843
DCC PLC	13,393	742,987
FleetMatics Group PLC (a)(b)	2,352	71,736
Glanbia PLC	5,394	77,884
Grafton Group PLC	42,887	435,234
Green REIT PLC (a)	171,839	282,198
Greencore Group PLC	22,494	85,331
Irish Bank Resolution Corp., Ltd. (a)(d)	5,635	0
James Hardie Industries PLC	18,419	192,927
Kerry Group PLC (Class A)	3,447	243,064
Kingspan Group PLC	18,400	292,872
Paddy Power PLC	1,439	103,925
Ryanair Holdings PLC ADR (a)(b)	5,578	314,767

See accompanying notes to financial statements.

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014

Security Description	Shares	Value

Smurfit Kappa Group PLC	8,404	$184,247
UDG Healthcare PLC	79,182	424,634

		5,046,576

ISRAEL — 0.5%
Bezeq The Israeli Telecommunication Corp., Ltd.	93,287	161,053
Evogene, Ltd. (a)	7,379	94,809
Mazor Robotics, Ltd. (a)	6,825	39,307
Rami Levi Chain Stores Hashikma Marketing 2006, Ltd.	7,082	350,784
REIT 1, Ltd.	66,305	178,463
Shufersal, Ltd.	101,999	288,460
Strauss Group, Ltd.	29,157	537,321
Teva Pharmaceutical Industries, Ltd. ADR	47,151	2,534,366

		4,184,563

ITALY — 2.3%
A2A SpA	64,225	63,689
Aeroporto di Venezia Marco Polo SpA	7,153	119,095
Assicurazioni Generali SpA	29,872	628,678
Atlantia SpA	35,344	872,874
Azimut Holding SpA	4,300	108,802
Banca Generali SpA	3,156	83,444
Banca IFIS SpA	8,443	167,450
Banca Monte dei Paschi di Siena SpA (a)	311,980	411,449
Banca Piccolo Credito Valtellinese Scarl (a)	66,327	75,283
Banca Popolare dell’Emilia Romagna SC (a)	23,338	185,735
Banca Popolare di Milano Scarl (a)	268,979	217,294
Banca Popolare di Sondrio Scarl	32,155	138,432
Banco Popolare SC (a)	11,342	166,632
Biesse SpA	73,653	758,294
Brembo SpA	3,871	126,750
Cairo Communication SpA	22,313	156,437
Davide Campari-Milano SpA (b)	104,380	753,569
Enel SpA	240,437	1,276,282
ENI SpA (b)	114,913	2,739,242
Esprinet SpA	83,223	663,379
Falck Renewables SpA	200,158	268,779
Fiat SpA (a)(b)	50,701	489,327
Finmeccanica SpA (a)	33,981	330,749
Immobiliare Grande Distribuzione	210,441	176,783
Interpump Group SpA	8,657	108,649
Intesa Sanpaolo SpA	593,426	1,803,647
Iren SpA	130,666	164,404
Luxottica Group SpA	2,355	122,628
Mediaset SpA (a)(b)	31,603	121,364
Mediobanca SpA (a)	18,330	157,688
Pirelli & C. SpA	29,062	402,370
Prada SpA (b)	19,600	119,012
Prysmian SpA	7,917	147,117
Recordati SpA	6,832	112,024
Reply SpA	1,696	132,619
Saipem SpA (a)	18,479	393,106
Salvatore Ferragamo SpA	2,967	81,520
Snam SpA	20,656	114,290
Societa Cattolica di Assicurazioni SCRL	19,993	348,788
Sogefi SpA (a)(b)	16,762	60,983
Telecom Italia SpA NPV (a)	631,442	723,885
UBI Banca ScPA	38,502	323,927
UniCredit SpA	231,396	1,829,867
Unipol Gruppo Finanziario SpA	15,904	76,988
UnipolSai SpA	40,400	114,421
World Duty Free SpA (a)	5,580	63,793
Yoox SpA (a)	3,146	72,211
Zignago Vetro SpA	17,203	117,242

		18,690,991

JAPAN — 20.0%
Acom Co., Ltd. (a)(b)	25,600	85,648
Activia Properties, Inc.	10	80,314
Aderans Co., Ltd. (b)	17,900	222,903
Advance Residence Investment Corp.	38	88,336
Advantest Corp. (b)	21,300	274,563
Aeon Co., Ltd.	57,820	575,591
Aeon Credit Service Co., Ltd. (b)	3,500	74,885
AEON REIT Investment Corp.	62	77,433
Ajinomoto Co., Inc.	22,000	366,015
Alconix Corp. (b)	28,000	383,390
Alps Electric Co., Ltd.	8,900	152,775
ANA Holdings, Inc.	36,000	83,719
Aoyama Trading Co., Ltd.	23,800	554,346
Asahi Breweries, Ltd.	33,636	972,943
Asahi Kasei Corp.	109,550	889,223
Asics Corp.	7,200	162,188
Astellas Pharma, Inc.	130,800	1,947,184
Atom Corp. (b)	46,400	250,411
Bandai Namco Holdings, Inc.	10,300	264,319
Bridgestone Corp.	40,565	1,339,409
Brother Industries, Ltd.	9,100	168,320
Calbee, Inc.	3,700	121,090
Can Do Co., Ltd. (b)	7,400	113,805
Canon, Inc.	57,616	1,875,363
Casio Computer Co., Ltd. (b)	38,900	648,245
Central Japan Railway Co.	12,800	1,728,721
Chubu Electric Power Co., Inc. (a)	43,365	497,712
Chugai Pharmaceutical Co., Ltd.	21,580	624,609
COLOPL, Inc. (a)(b)	2,000	65,728
Colowide Co., Ltd. (b)	55,300	651,834
COOKPAD, Inc. (b)	2,100	67,483
Credit Saison Co., Ltd. (b)	26,800	516,235
CyberAgent, Inc.	2,900	101,782
Daicel Corp.	11,000	119,431
Daifuku Co., Ltd.	7,400	86,956
Daiichi Sankyo Co., Ltd.	43,365	680,352
Daiken Medical Co., Ltd.	5,800	114,895
Daikin Industries, Ltd.	18,310	1,134,704
Daito Trust Construction Co., Ltd.	7,455	880,437
Daiwa House Industry Co., Ltd. (b)	30,400	545,257
Daiwa House REIT Investment Corp. (b)	10	44,305
Daiwa Securities Group, Inc.	119,550	946,962
Daiwahouse Residential Investment Corp.	19	81,408
Dena Co., Ltd. (b)	6,600	83,933

See accompanying notes to financial statements.

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014

Security Description	Shares	Value

Denso Corp.	28,910	$1,332,240
Dentsu, Inc.	9,900	376,795
Don Quijote Holdings Co., Ltd.	1,700	97,479
Dowa Holdings Co., Ltd.	22,000	183,108
East Japan Railway Co.	14,600	1,094,052
Ebara Corp. (b)	19,000	113,797
Eisai Co., Ltd. (b)	14,551	588,301
Electric Power Development Co., Ltd.	5,500	179,748
Euglena Co., Ltd. (a)(b)	5,000	62,400
F@N Communications, Inc. (b)	6,400	73,455
FANUC Corp.	10,255	1,851,967
Fast Retailing Co., Ltd.	2,600	869,985
Financial Products Group Co., Ltd. (b)	4,000	37,267
Foster Electric Co., Ltd.	16,100	231,604
Frontier Real Estate Investment Corp.	20	95,902
Fuji Heavy Industries, Ltd.	21,000	694,161
FUJIFILM Holdings Corp.	28,910	888,160
Fujitsu, Ltd.	105,513	649,266
Fukuoka Financial Group, Inc.	144,550	689,180
Fukuoka REIT Corp. (b)	10	18,460
Furukawa Electric Co., Ltd. (b)	113,550	227,731
GLP J-REIT	158	182,493
GMO Internet, Inc.	3,500	30,439
GS Yuasa Corp.	17,000	99,029
GungHo Online Entertainment, Inc. (b)	16,600	79,145
Gurunavi, Inc.	6,000	82,811
Hankyu Hanshin Holdings, Inc.	145,513	847,649
Hankyu REIT, Inc.	32	184,074
Heiwa Real Estate REIT, Inc.	416	340,931
Hino Motors, Ltd.	9,600	134,249
Hirose Electric Co., Ltd. (b)	900	111,090
Hitachi Metals, Ltd.	11,000	198,149
Hitachi, Ltd.	251,475	1,919,963
Honda Motor Co., Ltd.	83,075	2,877,843
Hoya Corp.	32,106	1,078,249
Hulic Co., Ltd.	15,100	159,679
Ibiden Co., Ltd.	14,900	290,135
Ichigo Real Estate Investment Corp.	573	434,079
IHI Corp. (b)	45,000	233,010
Iida Group Holdings Co., Ltd.	5,000	61,170
Industrial & Infrastructure Fund Investment Corp. (b)	20	165,732
Infomart Corp.	7,700	132,387
Inpex Corp.	34,700	490,156
Intage Holdings, Inc.	11,100	139,541
Iriso Electronics Co., Ltd.	2,200	174,484
Isuzu Motors, Ltd.	61,500	869,000
ITOCHU Corp.	108,450	1,324,791
Iwatani Corp.	14,000	96,996
J Front Retailing Co., Ltd.	7,200	94,188
Jafco Co., Ltd. (b)	2,100	75,714
Japan Airlines Co., Ltd.	4,000	109,394
Japan Airport Terminal Co., Ltd. (b)	4,800	192,534
Japan Digital Laboratory Co., Ltd.	21,820	403,400
Japan Excellent, Inc.	66	84,775
Japan Exchange Group, Inc. (b)	14,100	334,585
Japan Hotel REIT Investment Corp. (b)	1,000	608,961
Japan Logistics Fund, Inc.	37	81,761
Japan Prime Realty Investment Corp.	29	104,426
Japan Real Estate Investment Corp.	35	179,953
Japan Retail Fund Investment Corp.	47	94,690
Japan Tissue Engineering Co., Ltd. (a)(b)	2,200	31,688
Japan Tobacco, Inc.	57,200	1,859,997
JFE Holdings, Inc.	28,910	576,777
JGC Corp.	8,000	218,351
JSR Corp. (b)	24,300	423,774
JTEKT Corp.	10,800	180,566
JX Holdings, Inc.	181,200	835,012
Kajima Corp. (b)	105,475	504,803
Kakaku.com, Inc.	12,200	173,277
Kao Corp.	24,100	939,547
Kawai Musical Instruments Manufacturing Co., Ltd.	9,800	185,646
Kawasaki Heavy Industries, Ltd.	46,000	183,673
KDDI Corp.	27,500	1,652,833
Kenedix Office Investment Corp.	42	225,516
Kenedix, Inc. (a)	13,800	59,505
Keyence Corp.	2,000	869,046
Kintetsu Corp. (b)	255,101	858,127
Kirin Holdings Co., Ltd.	27,400	363,810
KNT-CT Holdings Co., Ltd. (a)	129,000	208,150
Koito Manufacturing Co., Ltd.	5,000	135,786
Komatsu, Ltd.	53,720	1,242,179
Konami Corp. (b)	4,300	89,610
Konica Minolta Holdings, Inc.	49,375	532,932
Kubota Corp.	68,550	1,082,664
Kurita Water Industries, Ltd. (b)	15,210	339,294
Kyocera Corp.	25,600	1,192,776
Kyodo Shiryo Co., Ltd. (b)	246,000	224,258
Kyoritsu Maintenance Co., Ltd. (b)	12,400	504,162
Kyoto Kimono Yuzen Co., Ltd.	23,100	210,584
Kyushu Electric Power Co., Inc. (a)	18,200	196,111
Leopalace21 Corp. (a)	1,600	8,781
Livesense, Inc. (a)(b)	3,000	24,039
LIXIL Group Corp. (b)	10,100	215,728
M3, Inc.	6,900	110,707
Makita Corp.	5,600	316,514
Marubeni Corp.	146,550	1,003,052
Matsuya Co., Ltd. (b)	26,800	333,000
Mazda Motor Corp.	22,600	566,365
Medipal Holdings Corp.	31,199	379,126
MEIJI Holdings Co., Ltd. (b)	2,600	205,497
Meiko Network Japan Co., Ltd. (b)	26,700	293,056
MID Reit, Inc.	118	291,625
Milbon Co., Ltd.	12,400	411,468
Minebea Co., Ltd.	16,000	218,205
MISUMI Group, Inc.	17,357	523,740
Mitsubishi Corp.	86,138	1,763,672
Mitsubishi Electric Corp.	127,550	1,698,225
Mitsubishi Estate Co., Ltd.	67,925	1,528,537
Mitsubishi Gas Chemical Co., Inc.	15,000	95,583
Mitsubishi Heavy Industries, Ltd.	202,101	1,299,991
Mitsubishi Logistics Corp. (b)	9,000	129,140
Mitsubishi Motors Corp.	43,200	524,173
Mitsubishi UFJ Financial Group, Inc.	650,924	3,680,232

See accompanying notes to financial statements.

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014

Security Description	Shares	Value

Mitsui & Co., Ltd.	102,526	$1,616,470
Mitsui Chemicals, Inc. (a)(b)	114,550	318,499
Mitsui Fudosan Co., Ltd.	33,000	1,010,652
Mitsui OSK Lines, Ltd. (b)	121,550	387,825
Mizuho Financial Group, Inc.	1,117,900	1,996,414
Mori Hills REIT Investment Corp.	60	83,358
MS&AD Insurance Group Holdings, Inc.	29,199	636,844
Murata Manufacturing Co., Ltd.	13,100	1,489,193
Nabtesco Corp.	5,200	124,626
Nachi-Fujikoshi Corp.	15,000	109,668
NEC Corp.	106,000	366,234
NGK Insulators, Ltd.	12,000	285,738
NGK Spark Plug Co., Ltd.	6,000	176,398
NHK Spring Co., Ltd.	10,600	103,879
Nidec Corp. (b)	13,600	919,933
Nikon Corp. (b)	28,600	413,246
Nintendo Co., Ltd.	4,900	532,905
Nippon Accommodations Fund, Inc.	11	39,710
Nippon Building Fund, Inc.	38	199,881
Nippon Paint Co., Ltd. (b)	9,000	202,243
Nippon Paper Industries Co., Ltd. (b)	4,200	62,831
Nippon Prologis REIT, Inc.	10	23,255
Nippon Steel & Sumitomo Metal Corp.	467,101	1,211,878
Nippon Suisan Kaisha, Ltd. (a)	195,700	515,587
Nippon Telegraph & Telephone Corp.	14,800	920,286
Nippon Yusen K.K. (b)	144,550	380,828
Nissan Motor Co., Ltd.	115,541	1,125,970
Nissei ASB Machine Co., Ltd.	4,300	85,338
Nitori Holding Co., Ltd.	1,700	105,228
Nitto Denko Corp.	9,700	531,888
Nomura Holdings, Inc.	187,185	1,115,653
Nomura Real Estate Residential Fund, Inc.	16	83,431
Nomura Research Institute, Ltd.	3,000	96,951
NSK, Ltd.	17,000	241,916
NTT Data Corp.	11,100	399,699
NTT DoCoMo, Inc.	84,800	1,415,073
Obayashi Corp. (b)	71,550	489,850
OJI Paper Co., Ltd.	23,000	87,014
Oki Electric Industry Co., Ltd.	36,000	84,015
Olympus Corp. (a)	15,300	548,845
Omron Corp.	9,600	435,827
Ono Pharmaceutical Co., Ltd. (b)	4,700	417,321
Oriental Land Co., Ltd.	2,800	529,267
ORIX Corp.	57,700	795,844
Orix JREIT, Inc.	63	79,199
Osaka Gas Co., Ltd.	41,000	164,718
Otsuka Holdings Co., Ltd.	17,500	603,036
Panasonic Corp.	115,850	1,377,696
Pigeon Corp.	3,100	175,496
Rakuten, Inc.	31,000	356,926
Raysum Co., Ltd. (a)	3,300	30,144
Renesas Electronics Corp. (a)(b)	10,800	92,646
Resona Holdings, Inc.	43,400	244,665
Ricoh Co., Ltd.	27,200	292,097
Ringer Hut Co., Ltd. (b)	29,800	457,208
Riso Kyoiku Co., Ltd. (a)(b)	20,006	41,582
Rock Field Co., Ltd.	13,000	230,029
Rohm Co., Ltd.	7,800	490,633
Rohto Pharmaceutical Co., Ltd.	8,001	107,293
Ryohin Keikaku Co., Ltd.	1,000	119,149
Sankyo Seiko Co., Ltd.	53,100	196,532
Sanrio Co., Ltd. (b)	3,900	113,059
Sawai Pharmaceutical Co., Ltd.	1,600	92,037
SBI Holdings, Inc.	9,400	105,230
Secom Co., Ltd. (b)	14,648	872,377
Sega Sammy Holdings, Inc. (b)	7,400	119,066
Seiko Epson Corp.	9,800	470,815
Seino Holdings Co., Ltd.	8,000	64,105
Sekisui Chemical Co., Ltd.	17,000	194,959
Sekisui House SI Residential Investment Corp. (b)	157	153,000
Sekisui House, Ltd.	8,800	103,647
Seria Co., Ltd.	1,900	72,401
Seven & I Holdings Co., Ltd.	43,228	1,676,393
Sharp Corp. (a)(b)	62,000	176,343
Shikoku Electric Power Co., Inc. (a)	9,600	123,047
Shimano, Inc.	2,500	304,025
Shimizu Corp. (b)	95,513	753,168
Shin-Etsu Chemical Co., Ltd.	23,517	1,536,714
Shinsei Bank, Ltd.	85,000	182,096
Shiseido Co., Ltd. (b)	10,800	178,154
SMC Corp.	2,200	606,682
SMS Co., Ltd.	3,900	100,118
Softbank Corp.	45,336	3,177,798
Sompo Japan Nipponkoa Holdings, Inc.	29,600	718,042
Sony Corp. (b)	57,520	1,044,007
Square Enix Holdings Co., Ltd. (b)	3,400	72,187
Stanley Electric Co., Ltd.	24,973	540,006
Start Today Co., Ltd.	2,700	58,753
Starts Proceed Investment Corp.	51	85,546
Sumitomo Chemical Co., Ltd.	144,550	515,238
Sumitomo Corp.	86,575	955,367
Sumitomo Dainippon Pharma Co., Ltd. (b)	7,400	94,241
Sumitomo Electric Industries, Ltd.	57,520	849,730
Sumitomo Heavy Industries, Ltd.	24,000	134,992
Sumitomo Metal Mining Co., Ltd.	5,000	70,377
Sumitomo Mitsui Financial Group, Inc.	65,600	2,673,755
Sumitomo Mitsui Trust Holdings, Inc.	248,550	1,034,350
Sumitomo Precision Products Co., Ltd. (b)	46,000	181,157
Sumitomo Realty & Development Co., Ltd.	21,000	747,094
Sun Corp. (b)	3,000	39,573
Sun Frontier Fudousan Co., Ltd. (b)	3,100	35,438
Suruga Bank, Ltd.	9,200	183,337
Suzuki Motor Corp.	14,000	463,986
Sysmex Corp.	5,800	233,174
T&D Holdings, Inc.	43,600	559,830
Tadano, Ltd.	6,000	110,433
Taiheiyo Cement Corp. (b)	23,000	86,804
Taisei Corp. (b)	89,438	504,691
Taiyo Yuden Co., Ltd. (b)	19,700	220,535

See accompanying notes to financial statements.

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014

Security Description	Shares	Value

Takeda Pharmaceutical Co., Ltd.	39,965	$1,737,118
Takeuchi Manufacturing Co., Ltd.	7,600	360,964
TDK Corp.	11,555	644,666
Teijin, Ltd.	148,550	358,865
Temp Holdings Co., Ltd.	2,700	82,210
Terumo Corp.	29,200	699,820
The Akita Bank, Ltd. (b)	144,550	403,230
The Aomori Bank, Ltd.	10,101	30,663
The Awa Bank, Ltd. (b)	11,550	66,545
The Bank of Iwate, Ltd.	10,855	478,948
The Bank of Okinawa, Ltd. (b)	12,355	542,879
The Bank of Yokohama, Ltd.	144,550	794,864
The Chiba Bank, Ltd.	140,550	977,617
The Chugoku Electric Power Co., Inc.	8,200	105,102
The Dai-ichi Life Insurance Co., Ltd.	27,400	406,648
The Daisan Bank, Ltd.	385,651	643,367
The Daishi Bank, Ltd.	147,176	513,865
The Eighteenth Bank, Ltd.	8,251	22,866
The Higo Bank, Ltd.	128,550	706,647
The Hokkoku Bank, Ltd.	144,550	491,519
The Hyakugo Bank, Ltd.	144,550	579,808
The Kansai Electric Power Co., Inc. (a)	53,600	506,462
The Kiyo Bank, Ltd.	32,200	459,098
The Musashino Bank, Ltd.	14,455	479,659
The Nanto Bank, Ltd.	142,550	575,684
The Ogaki Kyoritsu Bank, Ltd.	144,550	391,370
The San-In Godo Bank, Ltd.	7,550	53,272
The Shiga Bank, Ltd.	129,550	713,325
The Shikoku Bank, Ltd. (b)	284,101	611,221
The Toho Bank, Ltd.	12,101	45,119
The Tokyo Electric Power Co., Inc. (a)	58,175	203,648
The Yamagata Bank, Ltd. (b)	131,176	614,654
The Yamanashi Chuo Bank, Ltd.	125,550	550,522
THK Co., Ltd.	5,400	134,391
Tohoku Electric Power Co., Inc.	45,500	516,824
Tokio Marine Holdings, Inc.	43,365	1,345,088
Tokyo Dome Corp.	62,000	261,124
Tokyo Electron, Ltd.	10,955	714,854
Tokyo Gas Co., Ltd.	146,475	823,208
Tokyo Tatemono Co., Ltd.	16,000	129,377
Tokyu Corp.	131,550	862,249
Tokyu Fudosan Holdings Corp.	18,800	128,881
Toray Industries, Inc.	126,550	836,399
Toshiba Corp.	246,513	1,142,057
TOTO, Ltd. (b)	8,000	87,953
Toyo Suisan Kaisha, Ltd.	3,000	99,549
Toyo Tire & Rubber Co., Ltd.	6,500	111,103
Toyota Industries Corp.	2,300	111,126
Toyota Motor Corp.	140,988	8,306,718
Toyota Tsusho Corp.	6,600	160,766
Trend Micro, Inc.	4,500	152,195
Unicharm Corp.	17,100	389,795
United Urban Investment Corp.	55	84,384
Usen Corp. (a)(b)	33,530	95,979
USS Co., Ltd.	46,610	713,841
ValueCommerce Co., Ltd. (b)	4,400	31,648
Warabeya Nichiyo Co., Ltd.	14,700	263,862
West Japan Railway Co.	8,600	384,901
Yahoo! Japan Corp. (b)	49,100	186,651
Yakult Honsha Co., Ltd. (b)	4,200	220,539
Yamada Denki Co., Ltd. (b)	76,580	223,398
Yamaha Corp.	10,300	134,554
Yamaha Motor Co., Ltd.	11,400	222,918
Yamato Holdings Co., Ltd. (b)	15,300	284,744
Yaskawa Electric Corp. (b)	10,200	138,083
Yokogawa Electric Corp. (b)	9,900	130,141
Zenrin Co., Ltd. (b)	27,700	328,274

		164,697,041

LUXEMBOURG — 0.2%
ArcelorMittal (b)	35,891	494,199
COLT Group SA (a)	56,456	122,367
SES SA	14,828	512,774
Tenaris SA	16,481	377,876

		1,507,216

MACAU — 0.0% (e)
MGM China Holdings, Ltd.	30,000	86,348

NETHERLANDS — 2.7%
Aegon NV	121,028	998,668
AerCap Holdings NV (a)	3,599	147,199
Airbus Group NV	27,500	1,730,716
Akzo Nobel NV	14,934	1,023,447
ASML Holding NV	22,749	2,265,103
CNH Industrial NV (a)	43,858	349,043
Constellium NV (Class A) (a)	3,550	87,366
Fugro NV	10,453	316,452
Gemalto NV	3,166	290,680
Heineken NV	18,440	1,379,956
ING Groep NV (a)	192,609	2,751,874
Koninklijke (Royal) KPN NV (a)	201,486	645,735
Koninklijke Ahold NV	65,766	1,065,071
Koninklijke DSM NV	11,859	731,891
Koninklijke Philips NV	54,581	1,742,008
NXP Semiconductor NV (a)(b)	16,699	1,142,713
OCI NV (a)(b)	1,750	54,062
PostNL NV (a)	34,674	149,846
Randstad Holding NV	2,830	131,774
Reed Elsevier NV	10,488	238,084
SBM Offshore NV (a)(b)	18,317	265,982
TNT Express NV	30,221	191,418
Unilever NV	86,411	3,441,773
Wolters Kluwer NV	29,613	790,070

		21,930,931

NEW ZEALAND — 0.2%
a2 Milk Co., Ltd. (a)(b)	124,495	56,282
Air New Zealand, Ltd.	55,175	83,432
Auckland International Airport, Ltd.	23,128	69,404
Calan Healthcare Properties Trust	86,181	95,723
DNZ Property Fund, Ltd.	67,351	90,557
Fisher & Paykel Healthcare Corp., Ltd.	105,778	427,908
Fletcher Building, Ltd.	15,651	107,109
Goodman Property Trust	102,117	84,371
Infratil, Ltd.	43,649	96,283
Kiwi Income Property Trust	88,896	80,723
Property for Industry, Ltd.	100,055	107,233
Steel & Tube Holdings, Ltd.	65,185	142,264

See accompanying notes to financial statements.

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014

Security Description	Shares	Value

Xero, Ltd. (a)	4,720	$79,466

		1,520,755

NORWAY — 0.9%
Akastor ASA	6,098	24,543
Aker Solutions ASA (a)(f)	6,098	60,764
DnB NOR ASA	64,243	1,203,290
DNO ASA (a)	35,055	109,705
Norsk Hydro ASA	88,620	495,894
Opera Software ASA	12,217	171,098
Orkla ASA	84,911	768,102
REC Silicon ASA (a)(b)	132,673	53,377
Schibsted ASA	3,068	166,614
Seadrill, Ltd. (b)	8,604	230,815
Statoil ASA	59,914	1,634,336
Storebrand ASA (a)	49,149	273,647
Telenor ASA	45,035	988,663
TGS Nopec Geophysical Co. ASA (b)	4,973	126,595
Yara International ASA	14,846	745,681

		7,053,124

PORTUGAL — 0.2%
Banco Comercial Portugues SA (a)	1,998,021	261,486
Banco Espirito Santo SA (a)(d)	122,712	0
EDP — Energias de Portugal SA	150,956	658,852
Mota-Engil SGPS SA	24,188	156,261
NOS SGPS	56,447	340,418
Portugal Telecom SGPS SA (b)	74,259	156,283

		1,573,300

SINGAPORE — 1.4%
AIMS AMP Capital Industrial REIT	128,140	144,186
Ascendas Hospitality Trust	179,000	100,357
Ascendas REIT	572,000	1,009,174
Cache Logistics Trust	147,000	134,286
CapitaLand, Ltd.	286,000	717,635
China New Town Development Co., Ltd. (a)	1,747,000	87,672
City Developments, Ltd. (b)	134,000	1,010,805
Cosco Corp. Singapore, Ltd. (b)	583,000	308,575
Croesus Retail Trust	256,000	189,697
DBS Group Holdings, Ltd.	17,576	253,862
Flextronics International, Ltd. (a)	60,285	622,141
Genting Singapore PLC (b)	580,400	518,824
Global Logistic Properties, Ltd.	63,000	133,874
IGG, Inc.	60,000	26,890
Jardine Cycle & Carriage, Ltd.	3,000	100,941
Keppel Corp., Ltd.	150,975	1,243,031
Keppel REIT (b)	34,313	32,018
Lippo Malls Indonesia Retail Trust	859,000	266,059
Oxley Holdings, Ltd.	173,000	75,967
SembCorp Industries, Ltd.	275,000	1,116,992
Singapore Airlines, Ltd.	19,000	146,601
Singapore Exchange, Ltd.	143,000	810,703
Singapore Telecommunications, Ltd.	149,000	443,974
Sino Grandness Food Industry Group, Ltd. (a)(b)	207,000	107,939
Soilbuild Business Space REIT	207,000	129,040
Tiger Airways Holdings, Ltd. (a)	319,000	100,055
United Overseas Bank, Ltd.	20,512	360,283
UOL Group, Ltd.	173,659	900,091
Wilmar International, Ltd.	142,000	344,060

		11,435,732

SOUTH KOREA — 4.2%
Amorepacific Corp.	123	278,812
Asiana Airlines, Inc. (a)	36,482	158,339
Bioland, Ltd.	13,458	317,559
BS Financial Group, Inc.	12,176	195,001
Celltrion, Inc. (a)(b)	3,656	169,591
CJ CGV Co., Ltd. (b)	5,344	270,935
Coway Co., Ltd.	1,862	148,748
Credu Corp.	7,351	456,281
Crown Confectionery Co., Ltd.	722	136,840
Dae Han Flour Mills Co., Ltd.	2,021	414,638
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	4,304	82,797
Digitech Systems Co., Ltd. (a)(g)	19,094	0
Dongkuk Industries Co., Ltd.	72,738	311,907
Dongwon F&B Co., Ltd. (b)	1,052	339,950
Dongwon Industries Co., Ltd. (b)	1,174	402,737
Dongyang Mechatronics Corp.	18,122	151,983
E-Mart Co., Ltd.	796	173,872
Genic Co., Ltd. (a)	6,494	136,619
GS Home Shopping, Inc.	1,051	253,475
Haansoft, Inc. (b)	8,629	220,785
Haesung Industrial Co., Ltd.	3,288	98,617
Hana Financial Group, Inc.	11,856	432,557
Hana Tour Service, Inc.	3,646	238,057
Hankook Shell Oil Co., Ltd.	427	224,982
Hankook Tire Co., Ltd.	1,972	96,241
Hanssem Co., Ltd.	3,736	405,375
Harim Co., Ltd. (a)(b)	32,331	164,834
Hotel Shilla Co., Ltd.	4,352	492,835
Huons Co., Ltd.	4,380	232,023
Hyundai Elevator Co., Ltd. (a)	2,442	84,466
Hyundai Engineering Plastics Co., Ltd.	50,883	340,425
Hyundai Glovis Co., Ltd.	708	216,040
Hyundai Heavy Industries Co., Ltd.	1,831	238,581
Hyundai Hy Communications & Networks Co., Ltd.	51,292	223,347
Hyundai Mobis Co., Ltd.	2,753	670,477
Hyundai Motor Co.	3,818	689,248
Hyundai Securities Co., Ltd. (a)(b)	56,111	373,807
Hyundai Steel Co.	2,442	171,709
INFINITT Co., Ltd. (a)	17,666	131,920
Infraware, Inc. (a)	12,154	81,775
Interpark Corp.	11,551	131,902
Jenax, Inc. (a)	21,099	160,554
JoyCity Corp. (a)(b)	4,097	75,903
Kangwon Land, Inc.	4,254	144,521
KB Capital Co., Ltd.	5,306	105,843
KB Financial Group, Inc.	15,408	562,879
KCC Corp.	199	135,590
Kia Motors Corp.	10,039	510,869
KIWOOM Securities Co., Ltd.	7,963	386,359
Koh Young Technology, Inc.	13,668	367,200
Korea Electric Power Corp. ADR (b)	33,123	743,280
Korea Zinc Co., Ltd.	695	256,859
Korean Air Lines Co., Ltd. (a)	2,708	92,384

See accompanying notes to financial statements.

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014

Security Description	Shares	Value

KT Corp. ADR	31,124	$504,520
KT&G Corp.	4,891	438,000
Ktis Corp.	29,132	121,884
KyungDong City Gas Co., Ltd.	1,872	217,313
LG Chem, Ltd.	972	235,343
LG Chem, Ltd. Preference Shares	879	136,608
LG Display Co., Ltd. ADR (a)	43,268	681,471
LG Electronics, Inc.	5,733	356,937
LG Household & Health Care, Ltd.	463	222,451
LG Uplus Corp.	10,838	126,841
Lotte Chemical Corp.	647	86,144
Lotte Samkang Co., Ltd.	440	317,726
Lotte Shopping Co., Ltd.	260	77,858
Medy-Tox, Inc.	824	174,912
Modetour Network, Inc.	12,350	263,326
Muhak Co., Ltd. (a)	10,483	332,297
NAVER Corp.	1,453	1,111,178
NCSoft Corp.	773	98,525
Nexon GT Co., Ltd. (a)	28,385	384,653
NHN Entertainment Corp. (a)	468	36,588
OCI Co., Ltd. (a)	714	87,960
ORION Corp.	145	120,232
Ottogi Corp.	360	210,490
POSCO ADR	21,450	1,628,055
S1 Corp.	1,774	137,011
Sajo Industries Co., Ltd. (a)(b)	6,950	265,421
Samchuly Bicycle Co., Ltd.	7,337	147,401
Samsung C&T Corp.	4,220	302,328
Samsung Electronics Co., Ltd. GDR	12,949	7,257,914
Samsung Engineering Co., Ltd. (a)	1,481	84,488
Samsung Fire & Marine Insurance Co., Ltd.	1,269	339,723
Samsung Heavy Industries Co., Ltd.	7,068	169,123
Samsung Life Insurance Co., Ltd.	3,713	372,971
Samsung SDI Co., Ltd.	1,441	167,280
Shinhan Financial Group Co., Ltd.	19,136	881,317
Shinsegae Food Co., Ltd.	3,052	342,726
SK C&C Co., Ltd.	759	174,421
SK Hynix, Inc. (a)	23,526	1,042,256
SK Innovation Co., Ltd.	5,502	422,850
SK Telecom Co., Ltd. ADR	25,943	787,111
SNU Precision Co., Ltd. (a)	12,863	61,557
Woori Finance Holdings Co., Ltd. (a)	8,153	100,826

		34,930,364

SPAIN — 2.8%
Abengoa SA	15,488	86,870
Abertis Infraestructuras SA	19,659	388,407
Acciona SA (a)	3,584	268,299
Acerinox SA	29,072	446,946
ACS, Actividades de Construccion y Servicios SA	17,745	681,906
Amadeus IT Holding SA	12,641	472,994
Atresmedia Corp. de Medios de Comunicaion SA	10,100	153,744
Banco Bilbao Vizcaya Argentaria SA	208,669	2,517,654
Banco de Sabadell SA (b)	155,890	461,599
Banco Popular Espanol SA	79,979	489,709
Banco Santander SA	433,798	4,170,792
Bankia SA (a)	132,091	246,625
Bankinter SA	36,266	307,680
CaixaBank SA (b)	43,459	264,673
Distribuidora Internacional de Alimentacion SA	33,920	243,556
Ebro Puleva SA	4,561	86,483
Enagas SA	33,887	1,092,882
Faes Farma SA	104,045	266,155
Ferrovial SA	45,110	875,008
Gamesa Corp. Tecnologica SA (a)	26,435	291,463
Gas Natural SDG SA	4,122	121,378
Grifols SA	9,059	371,236
Iberdrola SA	275,680	1,974,593
Inditex SA	34,728	959,659
Indra Sistemas SA (b)	22,100	309,888
International Consolidated Airlines Group SA (a)	29,828	177,514
Let’s GOWEX SA (a)(b)(g)	4,019	0
Mediaset Espana Comunicacion SA (a)	42,331	526,939
NH Hotel Group SA (a)	37,591	183,774
Red Electrica Corporacion SA	13,017	1,127,382
Repsol SA	53,043	1,259,723
Sacyr SA (a)	21,579	116,235
Telefonica SA	149,496	2,314,367
Zeltia SA (a)	46,686	168,082

		23,424,215

SWEDEN — 2.6%
AddTech AB (Class B)	8,672	118,800
Alfa Laval AB (b)	36,810	788,450
Assa Abloy AB (Class B)	25,880	1,337,729
Atlas Copco AB (Class A)	28,853	828,557
Atlas Copco AB (Class B)	17,670	459,375
Axis Communications AB (b)	2,593	70,649
Bilia AB (Class A)	3,322	89,405
BillerudKorsnas AB	7,840	111,264
Boliden AB	33,259	540,290
CDON Group AB (a)(b)	34,191	103,876
Concentric AB	7,306	86,404
Electrolux AB	21,347	565,332
Elekta AB (Class B) (b)	11,538	113,885
Eniro AB (a)	14,039	20,469
Getinge AB (Class B)	3,924	99,129
Hennes & Mauritz AB (Class B)	45,078	1,872,935
Hexagon AB, (Class B)	8,916	283,248
Hexpol AB	1,367	109,422
Investor AB (Class B)	16,418	581,249
JM AB	3,655	117,027
Kinnevik Investment AB (Class B)	14,263	515,838
KNOW IT AB	16,919	129,092
Lagercrantz AB (Class B)	7,509	128,650
Lundin Petroleum AB (a)	10,075	170,656
Meda AB (Class A)	9,675	136,097
Net Entertainment NE AB (Class B) (a)	10,471	281,080
Nibe Industrier AB (Class B) (b)	3,639	91,980
Nordea Bank AB	110,909	1,444,753
Opus Group AB (b)	58,882	90,262
Orexo AB (a)(b)	4,877	86,432
Saab AB	4,397	108,211
Sandvik AB	68,035	768,277

See accompanying notes to financial statements.

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014

Security Description	Shares	Value

Securitas AB (Class B)	60,655	$674,421
Skandinaviska Enskilda Banken AB (Class A)	42,595	569,635
Skanska AB (Class B)	51,402	1,064,636
SKF AB (Class A)	11,593	242,848
Svenska Cellulosa AB (Class B)	21,787	520,163
Svenska Handelsbanken AB (Class A)	9,135	430,239
Swedbank AB (Class A)	27,992	705,586
Swedish Match AB	6,980	226,586
Swedish Orphan Biovitrum AB (a)	9,749	104,206
Tele2 AB (Class B)	34,489	416,974
Telefonaktiebolaget LM Ericsson (Class B)	166,939	2,121,360
TeliaSonera AB	112,024	775,795
Tethys Oil AB (a)	13,625	165,861
Volvo AB (Class A) (b)	99,433	1,102,144

		21,369,277

SWITZERLAND — 7.4%
ABB, Ltd. (a)	120,264	2,703,580
Actelion, Ltd. (a)	4,746	557,798
Adecco SA (a)	13,245	898,941
Aryzta AG (a)	1,668	143,757
Cie Financiere Richemont SA	18,467	1,514,275
Clariant AG (a)	41,690	713,813
Coca-Cola HBC AG (a)	7,685	166,072
Comet Holding AG (a)	212	134,233
Credit Suisse Group AG (a)	56,250	1,558,281
Geberit AG	4,083	1,319,550
Givaudan SA (a)	199	318,233
Holcim, Ltd. (a)	15,671	1,142,318
Julius Baer Group, Ltd.	14,556	652,773
Kuehne & Nagel International AG	5,334	673,240
Leonteq AG	1,013	226,136
Lindt & Spruengli AG	2	118,650
Logitech International SA (a)(b)	7,435	95,710
Lonza Group AG (a)	6,610	798,319
Meyer Burger Technology AG (a)(b)	5,512	56,476
Nestle SA	149,440	10,987,085
Nobel Biocare Holding AG (a)(b)	18,678	331,337
Novartis AG	130,110	12,275,684
Partners Group Holding AG	483	127,132
PSP Swiss Property AG (a)	11,471	962,820
Roche Holding AG	34,885	10,335,891
SGS SA	514	1,065,656
Sonova Holding AG	676	107,962
STMicroelectronics NV (b)	36,095	279,738
Sulzer AG	3,716	456,965
Swiss Life Holding AG (a)	3,752	896,082
Swiss Re AG (a)	7,770	619,242
Syngenta AG	5,134	1,635,035
Temenos Group AG (a)	4,267	162,329
The Swatch Group AG	2,599	1,235,171
U-Blox AG (a)	808	99,954
UBS AG (a)	173,966	3,033,253
Youlchon Chemical Co., Ltd.	10,828	135,959
Zurich Insurance Group AG (a)	7,507	2,237,565

		60,777,015

UNITED KINGDOM — 17.4%
3i Group PLC	91,514	568,656
Aberdeen Asset Management PLC	49,412	320,818
Afren PLC (a)	58,352	97,908
Aggreko PLC	9,570	240,163
AMEC PLC	40,220	719,837
Anglo American PLC	68,528	1,537,543
Antofagasta PLC	15,127	176,812
ARM Holdings PLC	57,083	838,413
Ashtead Group PLC	19,331	326,860
Associated British Foods PLC	12,022	522,123
AstraZeneca PLC	59,836	4,308,395
Aviva PLC	149,455	1,268,383
Avon Rubber PLC	20,243	201,988
Babcock International Group PLC	22,823	404,035
BAE Systems PLC	192,856	1,474,138
Balfour Beatty PLC	118,389	361,973
Barclays PLC	737,086	2,717,862
Barratt Developments PLC	70,965	455,693
BBA Aviation PLC	23,550	124,079
Bellway PLC	4,481	113,833
Berkeley Group Holdings PLC	4,675	170,525
BG Group PLC	161,095	2,977,215
BHP Billiton PLC	110,472	3,071,423
Big Yellow Group PLC	12,282	103,537
BP PLC	896,218	6,588,193
British American Tobacco PLC	85,809	4,843,785
British Sky Broadcasting Group PLC	58,354	834,377
Britvic PLC	9,518	103,073
BT Group PLC	416,020	2,560,140
BTG PLC (a)	16,662	189,081
Bunzl PLC	6,405	167,174
Burberry Group PLC	24,198	592,744
Cable & Wireless Communications PLC	199,337	151,560
Cairn Energy PLC (a)	19,291	55,198
Capita PLC	41,093	775,433
Carnival PLC	14,002	559,312
Centamin PLC	100,275	99,406
Centrica PLC	266,725	1,330,931
Cobham PLC	36,712	173,250
Compass Group PLC	76,658	1,238,392
Croda International PLC	3,316	110,364
CSR PLC	8,469	104,070
Daily Mail & General Trust PLC (b)	10,005	124,242
Darty PLC	39,381	47,403
Diageo PLC	119,729	3,464,662
Direct Line Insurance Group PLC	68,837	328,313
Dixons Carphone PLC	13,435	79,781
Drax Group PLC	16,926	177,397
DS Smith PLC	24,318	104,984
easyJet PLC (b)	11,066	255,281
Experian PLC	48,864	779,088
FirstGroup PLC (a)	152,484	296,639
Foxtons Group PLC	16,051	55,945
Fresnillo PLC (b)	8,708	107,289
Friends Life Group, Ltd.	101,252	505,730
G4S PLC	159,802	649,471
GKN PLC	75,606	391,239

See accompanying notes to financial statements.

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014

Security Description	Shares	Value

GlaxoSmithKline PLC	234,180	$5,364,327
Glencore PLC (a)	503,581	2,801,818
Hammerson PLC	32,712	304,663
Hansteen Holdings PLC	58,351	97,907
Hargreaves Lansdown PLC	8,663	132,716
Hays PLC	270,386	509,785
Henderson Group PLC	47,600	156,494
Hikma Pharmaceuticals PLC	6,141	172,529
Homeserve PLC	19,007	98,510
Howden Joinery Group PLC	26,186	143,953
HSBC Holdings PLC	897,031	9,104,884
ICAP PLC	70,366	441,808
IMI PLC	10,183	203,050
Imperial Tobacco Group PLC	53,504	2,310,701
Informa PLC	27,442	217,544
Inmarsat PLC	13,516	153,599
InterContinental Hotels Group PLC	11,440	441,208
International Personal Finance PLC	14,760	116,817
Intertek Group PLC	7,380	313,579
IP Group PLC (a)	30,466	100,854
ITV PLC	108,470	365,408
J Sainsbury PLC (b)	107,767	439,387
Jazztel PLC (a)	10,832	175,423
John Wood Group PLC	15,584	191,880
Johnson Matthey PLC	5,019	237,506
Keller Group PLC	4,424	63,113
Kingfisher PLC	171,262	899,281
Land Securities Group PLC	57,541	969,206
Legal & General Group PLC	390,759	1,450,033
Lloyds Banking Group PLC (a)	2,402,051	2,993,383
London Stock Exchange Group PLC	10,153	307,464
Lonmin PLC (a)(b)	14,819	44,636
Man Group PLC	120,521	232,115
Marks & Spencer Group PLC	109,820	720,328
Meggitt PLC	27,350	200,055
Mondi PLC	31,893	522,721
Mucklow A & J Group PLC	10,044	69,609
National Grid PLC	183,168	2,636,852
Next PLC	9,356	1,001,812
Ocado Group PLC (a)	17,457	74,996
Old Mutual PLC	329,560	970,762
Ophir Energy PLC (a)	25,883	96,215
Pace PLC	15,337	74,118
Pearson PLC	52,159	1,048,514
Persimmon PLC	23,223	502,224
Petrofac, Ltd.	10,439	175,493
Provident Financial PLC	2,897	100,317
Prudential PLC	136,247	3,039,265
Randgold Resources, Ltd.	7,425	506,639
Reckitt Benckiser Group PLC	35,995	3,121,902
Reed Elsevier PLC	53,478	856,555
Rentokil Initial PLC	303,735	580,047
Rexam PLC	32,206	256,773
Rightmove PLC	4,488	156,574
Rio Tinto PLC	61,470	3,020,953
Rolls-Royce Holdings PLC (a)	95,306	1,490,204
Royal Bank of Scotland Group PLC (a)	103,314	616,689
Royal Dutch Shell PLC (Class A)	177,495	6,786,491
Royal Dutch Shell PLC (Class B)	111,711	4,413,414
Royal Mail PLC	20,008	127,214
RSA Insurance Group PLC (a)	64,601	507,407
SABMiller PLC	48,727	2,707,907
Serco Group PLC (b)	39,556	183,465
Severn Trent PLC	5,511	167,694
Shire PLC	30,423	2,633,701
Smith & Nephew PLC	41,824	705,151
Smiths Group PLC	43,041	881,968
Sports Direct International PLC (a)	6,861	68,794
SSE PLC	57,751	1,448,348
Standard Chartered PLC	95,305	1,762,115
Standard Life PLC	180,789	1,214,549
TalkTalk Telecom Group PLC	19,010	92,146
Tate & Lyle PLC	39,810	381,742
Taylor Wimpey PLC	107,653	196,860
Telecom Plus PLC	2,745	59,408
Tesco PLC	415,119	1,253,071
The British Land Co. PLC	75,085	855,112
The Sage Group PLC	108,365	641,920
The Weir Group PLC	4,848	196,641
Thomas Cook Group PLC (a)	46,861	90,403
Travis Perkins PLC	6,979	188,265
Trinity Mirror PLC (a)	20,648	56,487
Tullow Oil PLC	54,019	564,407
Unilever PLC	64,100	2,686,221
United Utilities Group PLC	31,044	406,642
Victrex PLC	4,157	108,230
Vodafone Group PLC	1,257,152	4,165,738
Whitbread PLC	8,251	555,644
William Hill PLC	62,894	377,050
William Morrison Supermarkets PLC (b)	172,371	470,296
Wolseley PLC	15,880	834,616
Workspace Group PLC	10,314	105,757
WPP PLC	86,880	1,746,485
Xaar PLC	7,765	47,332

		144,030,048

TOTAL COMMON STOCKS —
(Cost $752,965,213)		822,048,930

PREFERRED STOCKS — 0.0% (e)
SOUTH KOREA — 0.0% (e)
Hyundai Motor Co., Ltd. (Cost $69,421)	81,327	134,528

RIGHTS — 0.0% (e)
ITALY — 0.0% (e)
Immobiliare Grande Distribuzione (expiring 10/17/14) (a)	210,441	45,060

PORTUGAL — 0.0% (e)
Mota — Engil SGPS SA (expiring 12/31/49) (a)(d)	131,247	39,277

SPAIN — 0.0% (e)
Banco Bilbao Vizcaya Argentaria SA (expiring 10/13/14) (a)(b)	208,669	20,825

See accompanying notes to financial statements.

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014

Security Description	Shares	Value

Banco Popular Espanol SA (expiring 10/13/14) (a)	129,954	$1,111

		21,936

TOTAL RIGHTS —
(Cost $85,868)		106,273

WARRANTS — 0.0% (e)
FRANCE — 0.0% (e)
Peugeot SA (expiring 4/29/17) (a)(b) (Cost $15,679)	13,373	25,036

SHORT TERM INVESTMENT — 5.6%
UNITED STATES — 5.6%
MONEY MARKET FUND — 5.6%
State Street Navigator Securities Lending Prime Portfolio (h)(i) (Cost $45,988,685)	45,988,685	45,988,685

TOTAL INVESTMENTS — 105.2%
(Cost $799,124,866)		868,303,452
OTHER ASSETS & LIABILITIES — (5.2)%		(42,860,025)

NET ASSETS — 100.0%		$825,443,427

(a)	Non-income producing security
(b)	A portion of the security was on loan at September 30, 2014.
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs (Note 2).
(e)	Amount shown represents less than 0.05% of net assets.
(f)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.0% of net assets as of September 30, 2014, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 3 inputs (Note 2).
(h)	Investments of cash collateral for securities loaned
(i)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
PLC = Public Limited Company
REIT = Real Estate Investment Trust
SCA = Societe en Commandite par Actions (partnership limited by shares)

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS
September 30, 2014

Security Description	Shares	Value

COMMON STOCKS — 99.2%
AUSTRALIA — 6.9%
Acrux, Ltd. (a)	165,249	$74,026
Ainsworth Game Technology, Ltd.	64,021	169,745
ALE Property Group	75,188	213,828
Amalgamated Holdings, Ltd.	50,129	418,914
Amcom Telecommunications, Ltd.	135,602	226,638
Antares Energy, Ltd. (b)	156,888	71,388
APN News & Media, Ltd. (b)	269,260	193,205
ARB Corp., Ltd.	15,612	171,312
Arrium, Ltd. (a)	1,825,982	583,206
Asaleo Care, Ltd. (b)	186,648	311,953
Aspen Group	34,269	37,484
Astro Japan Property Group	32,154	125,207
Atlas Iron, Ltd. (a)	448,041	164,664
Ausdrill, Ltd.	57,410	45,213
Austal, Ltd. (b)	69,948	79,570
Austbrokers Holdings, Ltd.	24,475	216,310
Austin Engineering, Ltd.	21,196	21,608
Australian Agricultural Co., Ltd. (b)	180,802	208,838
Australian Industrial REIT	41,834	76,874
Australian Pharmaceutical Industries, Ltd.	70,943	41,903
Automotive Holdings Group, Ltd.	65,286	215,375
Aveo Group	179,400	332,806
AWE, Ltd. (b)	842,128	1,352,219
Base Resources, Ltd. (b)	144,479	37,928
BC Iron, Ltd. (a)	24,634	34,813
Beach Energy, Ltd.	1,160,426	1,431,757
Beadell Resources, Ltd. (b)	398,403	141,192
Bega Cheese, Ltd.	54,825	241,312
Billabong International, Ltd. (b)	305,428	187,085
Blackmores, Ltd.	3,574	100,828
Boart Longyear Group (a)(b)	265,040	41,746
Bradken, Ltd.	88,025	327,362
Breville Group, Ltd. (a)	25,142	154,224
Brickworks, Ltd.	16,341	192,467
Buru Energy, Ltd. (a)(b)	84,610	55,158
BWP Trust	158,394	331,260
Cabcharge Australia, Ltd.	58,187	278,004
Cardno, Ltd. (a)	63,850	336,908
Cash Converters International, Ltd. (a)	29,396	27,781
Central Petroleum, Ltd. (b)	153,634	38,315
Charter Hall Group	99,576	356,378
Charter Hall Retail REIT	211,578	703,537
Coalspur Mines, Ltd. (a)(b)	257,972	9,707
Collins Foods, Ltd.	32,729	65,298
Cooper Energy, Ltd. (b)	127,346	50,703
Corporate Travel Management, Ltd.	47,733	304,912
Cover-More Group, Ltd.	138,648	264,486
Credit Corp. Group, Ltd.	8,448	71,707
Cromwell Property Group	439,440	365,305
Crowe Horwath Australasia, Ltd. (b)	692,496	242,387
CSG, Ltd.	83,253	91,792
CSR, Ltd.	311,040	906,344
Cudeco, Ltd. (a)(b)	26,339	35,840
Dart Energy, Ltd. (b)	386,214	43,934
Data#3, Ltd.	54,815	36,454
Decmil Group, Ltd.	32,412	50,485
Domino’s Pizza Enterprises, Ltd.	31,242	717,084
Downer EDI, Ltd.	223,856	863,854
Drillsearch Energy, Ltd. (b)	144,605	163,232
Echo Entertainment Group, Ltd.	3,806	10,990
Emeco Holdings, Ltd. (b)	248,946	45,746
Energy Resources of Australia, Ltd. (b)	51,270	56,080
Energy World Corp., Ltd. (b)	534,696	166,099
ERM Power, Ltd.	37,436	54,706
Evolution Mining, Ltd. (a)	264,552	160,890
Fairfax Media, Ltd.	1,003,524	680,554
Fleetwood Corp., Ltd. (a)	169,873	260,133
FlexiGroup, Ltd.	105,452	310,969
Folkestone Education Trust	110,885	187,753
G8 Education, Ltd.	154,011	690,009
GDI Property Group	207,615	165,323
Goodman Fielder, Ltd.	1,636,304	894,905
Greencross, Ltd. (a)	48,685	417,498
Greenland Minerals & Energy, Ltd. (b)	159,554	15,358
GUD Holdings, Ltd.	43,540	257,554
GWA International, Ltd.	77,677	174,686
Hills Industries, Ltd.	66,181	76,733
Horizon Oil, Ltd. (b)	424,795	111,515
Hotel Property Investments, Ltd.	79,829	159,967
Icon Energy, Ltd. (b)	192,990	25,331
iiNET, Ltd.	69,222	493,062
Imdex, Ltd.	78,054	47,811
Independence Group NL	127,441	452,760
Indophil Resources NL (b)	257,442	65,330
Industria REIT	94,673	163,202
Infigen Energy (a)(b)	915,830	208,363
Ingenia Communities Group	317,228	127,692
Intrepid Mines, Ltd. (b)	210,384	51,547
Invocare, Ltd. (a)	288,899	2,770,699
iProperty Group, Ltd. (b)	54,573	132,279
Iress, Ltd.	51,535	448,251
iSelect, Ltd. (b)	37,538	46,479
iSentia Group, Ltd. (b)	90,963	234,016
Japara Healthcare, Ltd. (b)	124,232	258,728
JB Hi-Fi, Ltd. (a)	77,962	1,050,598
Karoon Gas Australia, Ltd. (b)	126,145	385,237
Kingsgate Consolidated, Ltd. (a)(b)	110,699	69,744
Kingsrose Mining, Ltd. (b)	60,416	20,882
Liquefied Natural Gas, Ltd. (a)(b)	227,167	824,947
Lynas Corp., Ltd. (a)(b)	765,447	53,584
M2 Group, Ltd. (a)	83,677	557,216
MACA, Ltd.	28,406	37,161
Macquarie Atlas Roads Group	181,592	457,638
Macquarie Leisure Trust Group	226,815	615,271
Maverick Drilling & Exploration, Ltd. (b)	183,856	35,394
Mayne Pharma Group, Ltd. (b)	245,570	163,313
McMillan Shakespeare, Ltd.	17,823	161,263
Medusa Mining, Ltd. (b)	97,372	71,147
Melbourne IT, Ltd.	50,473	61,170
Mermaid Marine Australia, Ltd.	102,433	172,994
Mesoblast, Ltd. (a)(b)	110,534	417,842
Metals X, Ltd. (b)	386,125	76,023
Mincor Resources NL	70,496	35,162
Mineral Deposits, Ltd. (b)	30,956	37,923

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014

Security Description	Shares	Value

Mineral Resources, Ltd. (a)	81,517	$620,584
Monadelphous Group, Ltd. (a)	70,072	782,399
Mount Gibson Iron, Ltd.	503,452	240,097
Myer Holdings, Ltd. (a)	300,315	515,070
Navitas, Ltd.	137,010	599,453
New South Resources, Ltd.	151,530	177,679
Newsat, Ltd. (a)(b)	236,673	41,420
NEXTDC, Ltd. (b)	59,510	84,360
NIB Holdings, Ltd.	208,379	530,615
Nine Entertainment Co., Holdings, Ltd.	228,259	407,466
Northern Star Resources, Ltd.	300,069	326,906
NRW Holdings, Ltd.	49,868	37,528
Nufarm, Ltd.	116,612	503,064
Orocobre, Ltd. (b)	45,175	109,104
Orora, Ltd.	494,203	709,222
OZ Minerals, Ltd. (a)	107,958	366,538
Ozforex Group, Ltd. (a)	121,318	247,351
Pacific Brands, Ltd.	1,202,323	510,265
Pact Group Holdings, Ltd.	13,051	45,224
Paladin Energy, Ltd. (a)(b)	515,435	171,392
PanAust, Ltd.	254,327	433,970
Papillon Resources, Ltd. (b)	125,538	169,295
Peet, Ltd.	35,105	36,555
Perseus Mining, Ltd. (a)(b)	269,147	78,898
Platinum Australia, Ltd. (b)(c)	610,876	0
Premier Investments, Ltd.	39,672	356,523
Programmed Maintenance Services, Ltd.	224,270	541,643
RCR Tomlinson, Ltd.	48,036	134,929
Recall Holdings, Ltd.	143,748	704,405
Red Fork Energy, Ltd. (b)	233,050	18,762
Regis Resources, Ltd. (a)	142,501	193,902
Resolute Mining, Ltd. (b)	347,152	135,180
Retail Food Group, Ltd.	73,215	316,490
Ridley Corp., Ltd.	52,013	39,597
Roc Oil Co., Ltd. (b)	985,446	590,685
SAI Global, Ltd.	354,435	1,256,101
Sandfire Resources NL	7,101	36,288
Saracen Mineral Holdings, Ltd. (b)	260,364	82,019
Select Harvests, Ltd. (a)	28,766	156,064
Senex Energy, Ltd. (b)	574,798	276,637
Seven West Media, Ltd.	258,780	364,577
Shopping Centres Australasia Property Group	256,426	376,968
Sigma Pharmaceuticals, Ltd.	1,710,760	1,182,630
Silex Systems, Ltd. (b)	44,156	26,274
Silver Chef, Ltd.	9,752	51,201
Silver Lake Resources, Ltd. (a)(b)	139,468	47,596
Sino Gas & Energy Holdings, Ltd. (a)(b)	626,400	115,108
Sirius Resources NL (b)	137,625	373,329
Sirtex Medical, Ltd.	31,922	613,696
Skilled Group, Ltd.	53,038	104,425
Slater & Gordon, Ltd.	89,789	482,419
Southern Cross Media Group, Ltd.	459,912	400,434
Spotless Group Holdings, Ltd. (b)	227,542	360,390
St Barbara, Ltd. (a)(b)	287,339	41,487
Starpharma Holdings, Ltd. (a)(b)	133,044	75,673
Steadfast Group, Ltd.	229,029	300,618
STW Communications Group, Ltd.	790,133	829,687
Sundance Energy Australia, Ltd. (b)	185,011	198,320
Sundance Resources, Ltd. (b)	1,215,102	70,176
Sunland Group, Ltd.	27,665	43,938
Super Retail Group, Ltd.	51,345	373,364
Syrah Resources, Ltd. (a)(b)	40,172	154,320
Tap Oil, Ltd. (b)	76,836	42,022
Tassal Group, Ltd.	40,598	130,733
Technology One, Ltd.	123,722	344,276
Ten Network Holdings, Ltd. (b)	482,660	101,364
TFS Corp., Ltd.	142,006	232,992
The Reject Shop, Ltd.	19,260	151,176
Tiger Resources, Ltd. (b)	249,747	54,635
Tox Free Solutions, Ltd.	30,733	71,535
Transfield Services, Ltd. (a)(b)	313,657	407,581
Transpacific Industries Group, Ltd.	705,978	503,479
Troy Resources, Ltd. (a)(b)	56,302	36,950
UGL, Ltd. (b)	76,032	405,179
UXC, Ltd.	71,214	57,019
Veda Group, Ltd.	277,383	567,974
Village Roadshow, Ltd.	7,401	45,852
Virgin Australia Holdings, Ltd. (b)	501,870	166,881
Virtus Health, Ltd.	16,203	110,166
Vocation, Ltd. (a)	47,620	100,008
Vocus Communications, Ltd.	59,641	290,170
Webjet, Ltd. (a)	56,688	149,311
Western Areas NL	110,901	419,230
Whitehaven Coal, Ltd. (a)(b)	202,992	303,744
Wotif.com Holdings, Ltd. (a)	74,794	202,890

		54,446,869

AUSTRIA — 0.6%
BUWOG AG (b)	19,126	378,722
Conwert Immobilien Invest SE (b)	25,301	288,580
Flughafen Wien AG	3,646	304,490
Lenzing AG	2,838	175,670
POLYTEC Holding AG	3,341	26,927
Porr AG	3,830	245,783
RHI AG	12,598	347,412
Schoeller-Bleckmann Oilfield Equipment AG (a)	14,107	1,376,646
Semperit AG Holding	5,054	233,033
Wienerberger AG (a)	66,525	857,185
Zumtobel Group AG	8,879	166,171

		4,400,619

BAHAMAS — 0.0% (d)
United International Enterprises	488	94,408

BELGIUM — 1.2%
Ablynx NV (b)	36,106	337,620
Aedifica SA	646	42,460
AGFA-Gevaert NV (b)	236,282	511,275
Arseus NV	14,974	725,992
Barco NV (a)	22,326	1,613,794
Befimmo SA	2,023	150,241
Deceuninck NV	21,103	60,754
Econocom Group	23,769	214,687
Euronav NV (b)	24,957	282,639
EVS Broadcast Equipment SA (a)	15,226	531,250

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014

Security Description	Shares	Value

Galapagos NV (b)	16,670	$252,279
Ion Beam Applications (b)	11,021	193,520
Kinepolis Group NV	3,323	127,801
Lotus Bakeries	177	208,134
Melexis NV	10,072	459,253
Mobistar SA (b)	21,361	399,098
Nyrstar (a)(b)	215,984	661,096
Ontex Group NV (b)	12,285	305,647
RHJ International (a)(b)	135,235	666,771
Tessenderlo Chemie NV (b)	42,745	1,179,308
ThromboGenics NV (a)(b)	15,960	148,993
Viohalco SA (b)	6,948	29,245

		9,101,857

BERMUDA — 0.2%
Global Sources, Ltd. (a)(b)	8,526	57,210
Golden Ocean Group, Ltd. (a)	278,342	332,177
Ship Finance International, Ltd. (a)	33,621	568,867
SmarTone Telecommunications Holding, Ltd.	223,749	312,928
Trinity, Ltd. (a)	608,000	167,560

		1,438,742

CANADA — 10.3%
5N Plus, Inc. (b)	25,588	67,545
Advantage Oil & Gas, Ltd. (b)	130,690	665,407
Aecon Group, Inc.	11,196	151,978
Africa Oil Corp. (b)	148,981	655,887
AG Growth International, Inc.	709	28,232
AGF Management, Ltd. (Class B)	11,186	116,910
Alacer Gold Corp.	113,236	212,783
Alamos Gold, Inc.	53,900	430,698
Alaris Royalty Corp. (a)	13,359	370,688
Alexco Resource Corp. (b)	17,507	11,592
Algonquin Power & Utilities Corp. (a)	80,887	640,553
Alliance Grain Traders, Inc. (a)	10,596	273,161
Altius Minerals Corp. (a)(b)	3,257	35,294
Altus Group, Ltd. (a)	9,278	163,302
Argonaut Gold, Inc. (a)(b)	65,997	231,496
Artek Exploration, Ltd. (a)(b)	16,687	41,809
Artis REIT	16,702	228,811
Asanko Gold, Inc. (b)	53,396	110,848
Atlantic Power Corp. (a)	59,846	143,517
Atrium Mortgage Investment Corp.	34,184	351,766
ATS Automation Tooling Systems, Inc. (b)	32,915	382,003
AuRico Gold, Inc. (a)	168,769	590,476
AutoCanada, Inc.	8,817	429,588
Avigilon Corp. (a)(b)	15,057	251,545
B2Gold Corp. (a)(b)	298,620	609,238
Badger Daylighting, Ltd. (a)	14,831	370,526
Ballard Power Systems, Inc. (b)	70,000	225,493
Bankers Petroleum, Ltd. (b)	149,325	720,202
Banro Corp. (b)	121,402	19,011
Bellatrix Exploration, Ltd. (b)	94,209	579,981
Birchcliff Energy, Ltd. (a)(b)	61,958	588,228
Bird Construction, Inc. (a)	18,869	238,912
Black Diamond Group, Ltd. (a)	11,968	255,092
BlackPearl Resources, Inc. (b)	165,047	310,142
BNK Petroleum, Inc. (a)(b)	59,713	49,692
Bonterra Energy Corp. (a)	9,592	486,745
Boyd Group Income Fund	1,510	55,168
Calfrac Well Services, Ltd. (a)	40,379	627,969
Callidus Capital Corp. (b)	18,262	359,504
Canaccord Genuity Group, Inc.	47,220	472,813
Canacol Energy, Ltd. (b)	39,871	188,019
Canadian Solar, Inc. (b)	16,772	599,934
Canam Group, Inc.	3,673	35,003
CanElson Drilling, Inc.	25,730	148,042
Canexus Corp. (a)	89,178	367,070
CanWel Building Materials Group, Ltd.	4,224	21,998
Canyon Services Group, Inc.	25,257	291,318
Capstone Infrastructure Corp. (a)	21,821	81,032
Capstone Mining Corp. (b)	203,541	409,796
Cardinal Energy, Ltd. (a)	13,450	226,504
Cathedral Energy Services, Ltd. (a)	10,142	38,751
Celestica, Inc. (b)	107,329	1,090,049
Centerra Gold, Inc.	73,673	330,937
Cequence Energy, Ltd. (b)	59,353	97,191
Chartwell Retirement Residences	12,426	121,864
China Gold International Resources Corp., Ltd. (b)	122,824	351,695
Chinook Energy, Inc. (b)	120,200	220,491
Chorus Aviation, Inc.	78,973	305,985
Colabor Group, Inc.	10,360	34,764
Colossus Minerals, Inc. (a)(b)	390	35
Computer Modelling Group, Ltd.	40,631	423,198
Concordia Healthcare Corp.	6,928	228,877
Continental Gold, Ltd. (a)(b)	55,929	145,134
Contrans Group, Inc. (Class A)	13,171	176,666
Copper Mountain Mining Corp. (a)(b)	68,232	147,753
Corus Entertainment, Inc. (Class B) (a)	143,448	3,192,297
Cott Corp.	74,028	509,396
Crew Energy, Inc. (b)	67,862	600,559
DeeThree Exploration, Ltd. (b)	29,008	236,207
Delphi Energy Corp. (b)	65,280	209,120
Denison Mines Corp. (a)(b)	272,261	311,838
Detour Gold Corp. (b)	68,209	535,882
DHX Media, Ltd.	31,579	246,969
DirectCash Payments, Inc. (a)	2,210	31,957
DIRTT Environmental Solutions (b)	27,742	88,125
Dominion Diamond Corp. (b)	45,031	641,084
Dorel Industries, Inc.	14,517	434,516
Dream Unlimited Corp. (Class A) (a)(b)	80,968	950,562
Dundee Corp. (Class A) (b)	91,957	1,396,367
Dundee Precious Metals, Inc. (a)(b)	57,496	228,945
Eagle Energy Trust	10,572	50,705
Enbridge Income Fund Holdings, Inc. (a)	17,793	483,852
Endeavour Mining Corp. (a)(b)	224,398	134,532
Endeavour Silver Corp. (b)	60,283	264,316
EnerCare, Inc. (a)	26,892	330,630
Enerflex, Ltd.	40,812	697,881
Enghouse Systems, Ltd.	11,253	361,590
Entertainment One, Ltd.	97,305	498,477
Epsilon Energy, Ltd. (b)	16,882	64,051

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014

Security Description	Shares	Value

Equitable Group, Inc.	6,448	$360,668
Essential Energy Services Trust (a)	38,333	84,037
Exchange Income Corp.	12,514	216,004
Extendicare, Inc.	44,849	329,881
Firm Capital Mortgage Investment Corp.	30,426	337,598
First Majestic Silver Corp. (b)	50,653	395,688
FirstService Corp. (a)	54,392	2,860,867
Fortuna Silver Mines, Inc. (b)	74,997	303,330
Freehold Royalties, Ltd. (a)	85,642	1,774,837
Gabriel Resources, Ltd. (b)	103,008	93,095
Gasfrac Energy Services, Inc. (a)(b)	23,270	24,987
Gear Energy, Ltd. (b)	30,574	131,045
Gluskin Sheff + Associates, Inc. (a)	12,579	330,360
GMP Capital, Inc.	100,178	654,377
Golden Star Resources, Ltd. (a)(b)	61,900	25,479
Gran Tierra Energy, Inc. (b)	149,430	827,678
Granite Real Estate Investment Trust	24,182	833,511
Great Basin Gold, Ltd. (b)(e)	266,255	0
Great Canadian Gaming Corp. (b)	55,897	922,322
Great Panther Silver, Ltd. (a)(b)	38,974	39,757
Guardian Capital Group, Ltd. (Class A)	142,541	2,263,973
Guyana Goldfields, Inc. (b)	76,815	177,337
HealthLease Properties REIT	17,184	217,424
Heroux-Devtek, Inc. (b)	4,739	43,677
High Liner Foods, Inc.	5,511	103,706
HNZ Group, Inc.	11,041	186,330
Horizon North Logistics, Inc. (a)	72,883	331,301
IAMGOLD Corp. (b)	165,700	459,639
Imax Corp. (a)(b)	26,008	715,624
Imperial Metals Corp. (b)	21,557	167,626
Innergex Renewable Energy, Inc. (a)	56,423	529,116
Interfor Corp. (b)	27,319	394,794
InterRent Real Estate Investment Trust	7,972	39,091
Intertape Polymer Group, Inc.	18,214	265,171
Ithaca Energy, Inc. (b)	156,765	294,579
Ivanhoe Mines, Ltd. (b)	168,835	172,227
Just Energy Group, Inc. (a)	77,823	362,113
Kelso Technologies, Inc.	19,763	98,324
Kelt Exploration, Ltd. (b)	52,219	560,716
Kirkland Lake Gold, Inc. (a)(b)	41,591	184,220
Knight Therapeutics, Inc. (b)	22,083	121,328
KP Tissue, Inc.	6,416	89,734
Labrador Iron Ore Royalty Corp. (a)	24,958	487,971
Lake Shore Gold Corp. (a)(b)	243,664	248,559
Laurentian Bank of Canada (a)	3,358	145,552
Legacy Oil + Gas, Inc. (b)	74,558	408,967
Leucrotta Exploration, Inc. (b)	13,756	26,588
Lightstream Resources, Ltd. (a)	69,702	327,444
Liquor Stores NA, Ltd.	15,936	191,651
Long Run Exploration, Ltd. (a)	49,045	197,049
Lucara Diamond Corp.	110,995	214,531
Lydian International, Ltd. (a)(b)	46,937	34,860
MAG Silver Corp. (b)	51,182	381,501
Major Drilling Group International, Inc.	98,381	581,016
Mart Resources, Inc.	208,939	239,311
Martinrea International, Inc. (a)	66,721	777,929
MCAN Mortgage Corp.	25,005	319,513
Medical Facilities Corp. (a)	16,096	228,431
Mitel Networks Corp. (b)	38,002	347,718
Mood Media Corp. (a)(b)	56,628	32,937
Morguard Corp.	1,739	224,076
Morneau Shepell, Inc. (a)	19,000	273,724
MTY Food Group, Inc.	9,505	280,077
Nevsun Resources, Ltd. (a)	106,643	386,474
Newalta Corp.	20,804	411,035
NGEx Resources, Inc. (b)	31,746	53,405
Niko Resources, Ltd. (a)(b)	31,701	22,126
Norbord, Inc. (a)	5,408	111,107
North American Palladium, Ltd. (b)	95,700	18,839
Northern Dynasty Minerals, Ltd. (a)(b)	56,135	32,147
Novagold Resources, Inc. (a)(b)	114,220	345,455
NuVista Energy, Ltd. (b)	100,745	940,245
Nymox Pharmaceutical Corp. (a)(b)	4,840	21,054
OceanaGold Corp. (b)	157,279	325,099
Oncolytics Biotech, Inc. (b)	21,901	12,542
Orbite Aluminae, Inc. (b)	72,026	30,291
Painted Pony Petroleum, Ltd. (b)	48,313	542,551
Parex Resources, Inc. (b)	58,710	654,055
Parkland Fuel Corp. (a)	44,632	850,666
Performance Sports Group, Ltd. (a)(b)	23,281	374,126
Perpetual Energy, Inc. (a)(b)	47,593	74,527
PHX Energy Services Corp. (a)	9,720	119,331
Pizza Pizza Royalty Corp.	21,931	264,338
Platinum Group Metals, Ltd. (b)	95,239	84,369
Poseidon Concepts Corp. (b)(c)	43,064	0
Premier Gold Mines, Ltd. (a)(b)	94,140	222,388
Premium Brands Holdings Corp. (a)	5,396	118,876
Pretium Resources, Inc. (b)	41,533	217,411
Primero Mining Corp. (b)	54,916	267,811
Prometic Life Sciences, Inc. (b)	243,397	374,608
Pulse Seismic, Inc. (a)	19,766	51,469
Pure Technologies, Ltd.	32,639	235,983
Raging River Exploration, Inc. (b)	83,478	684,975
Redknee Solutions, Inc. (a)(b)	31,655	106,787
Regal Lifestyle Communities, Inc. (a)	8,557	63,246
Reitmans Canada, Ltd. (Class A)	26,566	156,893
Retrocom Real Estate Investment Trust	9,557	36,516
Richelieu Hardware, Ltd.	8,329	363,627
Rio Alto Mining, Ltd. (b)	158,870	379,565
RMP Energy, Inc. (b)	53,754	330,446
Rogers Sugar, Inc. (a)	9,415	39,596
Romarco Minerals, Inc. (b)	299,527	195,655
RONA, Inc.	56,039	683,971
Rubicon Minerals Corp. (a)(b)	185,890	252,832
Sabina Gold & Silver Corp. (a)(b)	81,289	40,006
Sandstorm Gold, Ltd. (b)	37,984	163,145
Sandvine Corp. (b)	36,493	90,453
Savanna Energy Services Corp. (a)	108,574	687,847
Seabridge Gold, Inc. (b)	23,335	188,342
Sears Canada, Inc.	4,995	49,836
SEMAFO, Inc. (b)	136,517	481,300
Sherritt International Corp. (a)	156,796	434,940
Sierra Wireless, Inc. (a)(b)	16,596	445,510
Silver Standard Resources, Inc. (b)	45,504	278,101

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014

Security Description	Shares	Value

Silvercorp Metals, Inc. (a)	101,895	$162,295
SilverCrest Mines, Inc. (b)	25,642	38,777
Sirius XM Canada Holdings, Inc.	41,777	267,660
Solium Capital, Inc. (b)	31,183	241,361
Southern Pacific Resource Corp. (a)(b)	298,695	12,027
Spartan Energy Corp. (b)	122,707	389,790
Spyglass Resources Corp. (a)	40,628	50,169
Stella-Jones, Inc.	12,755	334,868
Strad Energy Services, Ltd. (a)	23,951	106,516
Stuart Olson, Inc.	5,329	42,010
Sulliden Mining Capital, Inc. (b)	7,518	3,364
Sunshine Oilsands, Ltd. (a)(b)	1,710,500	226,889
Superior Plus Corp. (a)	58,563	739,407
Surge Energy, Inc. (a)	109,646	702,488
TAG Oil, Ltd. (a)(b)	31,113	48,164
Tanzanian Royalty Exploration Corp. (b)	8,440	17,672
Taseko Mines, Ltd. (b)	25,956	44,129
Tekmira Pharmaceuticals Corp. (b)	12,251	260,247
Tembec, Inc. (b)	20,897	60,024
Teranga Gold Corp. (a)(b)	81,621	54,777
The Descartes Systems Group, Inc. (b)	40,942	564,553
The North West Co., Inc. (a)	28,238	565,493
Thompson Creek Metals Co., Inc. (b)	93,806	207,329
Timmins Gold Corp. (b)	46,650	58,858
TORC Oil & Gas, Ltd. (a)	32,320	370,760
Torex Gold Resources, Inc. (b)	377,933	497,125
Toromont Industries, Ltd.	18,000	434,236
Torstar Corp. (Class B) (a)	20,089	119,899
Total Energy Services, Inc.	10,955	203,896
Tourmaline Oil Corp. (b)	947	42,056
Transcontinental, Inc.	39,922	523,339
TransGlobe Energy Corp. (a)	50,805	309,590
Trevali Mining Corp. (a)(b)	51,326	52,816
Tricon Capital Group, Inc.	36,756	253,580
Trinidad Drilling, Ltd. (a)	73,183	549,421
Twin Butte Energy, Ltd. (a)	90,125	131,452
Uex Corp. (b)	84,167	24,100
Uni-Select, Inc.	68,289	1,731,744
Vicwest, Inc.	4,006	39,431
Wajax Corp. (a)	5,414	185,303
Western Energy Services Corp. (a)	17,442	139,374
Western Forest Products, Inc.	183,431	367,666
Westport Innovations, Inc. (a)(b)	23,556	247,880
Whistler Blackcomb Holdings, Inc.	19,244	316,845
Wi-Lan, Inc. (a)	86,627	313,161
Winpak, Ltd.	11,379	284,080
Yellow Media, Ltd. (b)	11,754	159,342
Zargon Oil & Gas, Ltd. (a)	11,432	71,607

		81,313,032

CHINA — 0.9%
Allied Properties HK, Ltd.	4,718,791	875,077
China Sandi Holdings, Ltd. (b)	103	6
Chow Sang Sang Holding International, Ltd.	248,939	593,086
Daphne International Holdings, Ltd. (a)	564,000	285,446
G-Resources Group, Ltd. (b)	13,178,400	334,335
Greenland Hong Kong Holdings, Ltd. (a)	190,000	72,916
HanKore Environment Tech Group, Ltd. (a)(b)	153,900	97,145
HKR International, Ltd. (a)	2,706,379	1,282,595
K Wah International Holdings, Ltd. (a)	1,692,340	945,868
Midland Holdings, Ltd. (a)(b)	773,790	373,686
Nam Tai Property, Inc. (a)	5,282	32,062
Road King Infrastructure, Ltd.	1,206,544	1,079,893
Shun Tak Holdings, Ltd. (a)	1,270,749	623,502
Texwinca Holdings, Ltd.	916,050	785,681

		7,381,298

DENMARK — 0.9%
ALK-Abello A/S	2,273	275,027
Amagerbanken A/S (b)(c)	308,573	0
Ambu A/S	4,544	327,728
Auriga Industries A/S (Class B) (b)	7,197	374,341
Bang & Olufsen A/S (a)(b)	33,374	322,826
Bavarian Nordic A/S (b)	16,488	317,577
D/S Norden A/S (a)	14,896	382,467
East Asiatic Co., Ltd. A/S	36,218	377,994
IC Companys A/S	26,779	731,654
Matas A/S	13,635	313,531
NKT Holding A/S	11,305	623,505
OW Bunker A/S (b)	10,080	232,640
Rockwool International A/S (Class B)	2,027	293,419
Schouw & Co.	3,120	127,602
SimCorp A/S	64,977	1,907,618
Solar A/S (Class B)	1,437	71,573
Spar Nord Bank A/S	32,371	326,858
Vestas Wind Systems A/S (b)	791	30,928

		7,037,288

FINLAND — 1.3%
Caverion Corp.	31,968	244,321
Cramo Oyj	52,157	739,256
Fiskars Oyj Abp	22,900	587,826
Konecranes Oyj (a)	19,007	511,426
Lassila & Tikanoja Oyj	77,455	1,307,209
Outotec Oyj (a)	55,857	424,074
PKC Group Oyj	3,189	64,496
Poyry Oyj (a)(b)	87,363	363,751
Raisio PLC (Class V)	34,255	165,301
Ramirent Oyj	17,561	138,206
Sanitec Corp. (b)	10,366	95,989
Sanoma Oyj (a)	14,861	93,640
Sponda Oyj	49,984	226,049
Stockmann Oyj Abp (Class B)	3,268	35,648
Talvivaara Mining Co. PLC (a)(b)	587,123	34,266
Tieto Oyj	71,860	1,815,543
Tikkurila Oyj	9,713	202,699
Uponor Oyj	14,835	199,772
Vacon Oyj	53,186	2,264,209
Valmet Corp.	50,544	504,093
YIT Oyj (a)	34,731	268,070

		10,285,844

FRANCE — 2.3%
AB Science SA (b)	4,451	50,492

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014

Security Description	Shares	Value

Albioma	4,916	$120,477
Altarea	238	39,491
Alten SA	14,467	620,542
Altran Technologies SA	53,750	554,740
ANF Immobilier	1,891	54,943
Assystem	2,277	47,892
Belvedere SA (b)	13,920	229,829
Beneteau SA (b)	12,659	202,292
Boiron SA	2,943	245,929
Bull (b)(c)	29,323	181,507
Carbone Lorraine SA	34,195	838,018
Cellectis (b)	14,266	190,127
CGG SA (a)(b)	83,952	765,380
Club Mediterranee SA (b)	37,190	1,057,056
DBV Technologies SA (b)	6,624	307,432
Etablissements Maurel et Prom (b)	41,858	589,844
Faiveley Transport SA	2,254	143,707
FIGEAC-AERO (b)	6,492	90,211
Flamel Technologies SA ADR (b)	20,530	293,784
Fonciere De Paris SIIC	1,318	164,648
GameLoft SE (b)	43,262	287,463
Genfit (b)	8,843	471,078
GL Events SA	32,742	618,765
Groupe Fnac (b)	4,211	156,554
Groupe Steria SCA (a)	36,286	806,295
Haulotte Group SA	3,058	47,708
Hi-Media SA (b)	12,234	40,182
Innate Pharma SA (b)	25,691	250,871
Interparfums SA	1,651	42,526
IPSOS	34,842	889,306
Jacquet Metal Service	40,214	788,421
LISI	4,123	119,793
Maisons France Confort SA	723	26,587
Montupet	2,797	181,612
MPI	28,946	143,704
Naturex	3,419	226,750
Nexans SA (a)(b)	12,026	451,198
NicOx SA (b)	13,791	45,993
Norbert Dentressangle SA	1,527	219,846
PagesJaunes Groupe (b)	367,935	260,285
Pierre & Vacances SA (b)	1,034	31,754
Rubis	5,260	302,932
Saft Groupe SA	40,650	1,383,399
Sequana (b)(c)	5	0
Sequana SA (a)(b)	25,572	93,035
Societe d’Edition de Canal +	56,328	420,534
Societe de la Tour Eiffel (b)	14,775	877,979
SOITEC (a)(b)	123,436	339,929
Sopra Group SA	3,351	304,237
Stallergenes SA	414	27,896
Tarkett SA	6,772	181,275
Trigano SA (b)	3,155	71,979
UbiSoft Entertainment SA (b)	63,082	1,035,948
Valneva SE (a)(b)	9,457	63,675
Virbac SA	1,830	385,021

		18,382,871

GERMANY — 2.5%
Aixtron SE (b)	46,838	712,680
Alstria Office REIT-AG (b)	47,059	576,639
Amadeus Fire AG	3,099	216,724
Aurelius AG	9,878	353,138
BayWa AG	2,259	97,368
Bechtle AG	5,784	442,709
Bertrandt AG	816	104,421
Biotest AG Preference Shares (a)	3,502	355,416
Borussia Dortmund GmbH & Co. KGaA	38,964	219,724
CANCOM SE (a)	8,646	335,635
Cewe Stiftung & Co. KGAA	3,130	206,714
CompuGroup Medical AG	8,269	198,053
Deutz AG	35,051	185,880
DIC Asset AG	75,318	635,572
Draegerwerk AG & Co. KGaA	2,232	180,312
Draegerwerk AG & Co. KGaA Preference Shares (a)	1,472	130,351
Elmos Semiconductor AG	9,964	187,924
Evotec AG (a)(b)	48,863	191,289
GFK SE	4,336	188,315
Grammer AG	7,355	284,868
Grenkeleasing AG	3,105	304,927
Hamborner REIT AG	9,013	92,406
Hamburger Hafen und Logistik AG (a)	6,874	164,250
Heidelberger Druckmaschinen AG (b)	113,633	318,674
Indus Holding AG	60,267	2,930,331
Isra Vision AG	513	31,430
Jenoptik AG	124,050	1,395,468
Kloeckner & Co. SE (b)	56,524	777,946
Kontron AG (b)	66,145	414,195
LPKF Laser & Electronics AG (a)	12,810	225,176
MLP AG	64,640	360,922
Nemetschek AG	2,620	252,531
Nordex SE (b)	25,295	466,687
Norma Group SE	12,292	514,283
Patrizia Immobilien AG (b)	123,372	1,655,117
Pfeiffer Vacuum Technology AG (a)	2,122	178,663
QSC AG (a)	19,903	56,093
RIB Software AG	16,360	224,131
Sartorius AG Preference Shares	2,595	293,393
Schaltbau Holding AG	2,426	144,973
Singulus Technologies AG (b)	9,973	13,745
Sixt SE	10,658	342,450
SLM Solutions Group AG (a)(b)	2,279	51,072
SMA Solar Technology AG (a)(b)	3,511	92,697
STRATEC Biomedical AG	2,931	152,139
Stroeer Media AG	5,159	113,723
Suss Microtec AG (b)	4,122	24,807
TAG Immobilien AG (a)	52,281	592,414
Takkt AG	16,127	275,232
Vossloh AG	3,399	230,705
Wacker Neuson SE	9,543	182,636
Wincor Nixdorf AG	13,389	686,018
XING AG	1,640	174,626
zooplus AG (b)	2,612	181,709

		19,719,301

GIBRALTAR — 0.1%
888 Holdings PLC	77,195	162,688

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014

Security Description	Shares	Value

Bwin.Party Digital Entertainment PLC (a)	344,037	$506,424

		669,112

GREECE — 0.0% (d)
Eurobank Ergasias SA (b)	237	93
Fourlis Holdings SA (b)	7,333	39,092
GEK Terna Holding Real Estate Construction SA (b)	6,647	26,870
Terna Energy SA (b)	7,280	28,877
TT Hellenic Postbank SA (b)(c)	129,076	0

		94,932

HONG KONG — 2.4%
APT Satellite Holdings, Ltd.	90,500	128,435
Beijing Properties Holdings, Ltd. (a)(b)	1,276,000	111,741
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	87,000	117,194
Bloomage Biotechnology Corp., Ltd. (a)	62,500	107,049
Century Sunshine Group Holdings, Ltd.	524,571	64,853
China Bio-Med Regeneration Technology, Ltd. (a)(b)	2,580,000	81,070
China Cord Blood Corp. (a)(b)	19,972	97,663
China Household Holdings, Ltd. (b)	775,000	85,833
China Innovationpay Group, Ltd. (b)	2,412,000	229,859
China LNG Group, Ltd. (a)	1,610,000	238,439
China LotSynergy Holdings, Ltd.	4,620,000	410,529
China Merchants Land, Ltd.	212,000	27,848
China Ocean Resources Co., Ltd. (a)(b)	26,330	32,063
China Resources and Transportation Group, Ltd. (a)(b)	5,100,000	155,001
China Ruifeng Renewable Energy, Ltd. (b)	356,000	59,141
China Traditional Chinese Medicine Co., Ltd. (b)	672,000	337,510
China Water Industry Group, Ltd. (b)	508,000	100,094
Chong Hing Bank, Ltd.	57,000	118,623
CK Life Sciences International Holdings, Inc.	2,622,000	270,132
Culturecom Holdings, Ltd. (a)(b)	375,000	46,844
Dah Sing Financial Holdings, Ltd.	98,800	600,554
Emperor Entertainment Hotel, Ltd.	100,000	27,430
Emperor Watch & Jewellery, Ltd. (a)	2,660,000	121,608
Enerchina Holdings, Ltd. (b)	3,348,000	96,149
EverChina International Holdings Co., Ltd. (b)	1,075,000	53,992
Extrawell Pharmaceutical Holdings, Ltd. (a)(b)	1,430,000	65,376
Fairwood Holdings, Ltd.	152,000	332,771
FDG Electric Vehicles, Ltd. (b)(c)	3,580,000	253,570
Giordano International, Ltd. (a)	1,358,000	736,266
Global Brands Group Holding, Ltd. (b)	2,674,000	588,858
Goldin Properties Holdings, Ltd. (b)	652,000	418,987
HC International, Inc. (b)	168,000	301,163
Heng Tai Consumables Group, Ltd. (b)	3,360,000	57,117
Heritage International Holdings, Ltd. (b)	1,875,000	507,076
HKC Holdings, Ltd. (b)	1,381,000	33,791
Honbridge Holdings, Ltd. (b)	624,000	111,700
Hong Kong Television Network, Ltd. (b)	113,000	33,616
Hopewell Highway Infrastructure, Ltd.	573,500	280,653
Imagi International Holdings, Ltd. (b)	5,688,000	142,839
Inspur International, Ltd.	322,000	77,130
International Housewares Retail Co., Ltd.	65,000	20,927
Kingston Financial Group, Ltd. (a)	1,396,000	152,812
Kingwell Group, Ltd. (b)	544,000	59,548
Kong Sun Holdings, Ltd. (b)	4,150,000	593,231
KuangChi Science, Ltd. (b)	649,000	473,058
L’sea Resources International Holdings, Ltd. (b)	1,000,000	54,732
Landing International Development, Ltd. (b)	3,500,000	191,562
Le Saunda Holdings, Ltd.	100,000	46,104
Lee’s Pharmaceutical Holdings, Ltd.	215,000	281,310
Loudong General Nice Resources China Holdings, Ltd. (b)	1,137,000	74,676
Louis XIII Holdings, Ltd. (b)	87,500	44,059
Luk Fook Holdings International, Ltd.	189,000	548,860
Lung Cheong International Holdings, Ltd. (b)	2,812,000	351,269
Man Wah Holdings, Ltd.	150,800	221,779
Mei Ah Entertainment Group, Ltd. (b)	1,840,000	142,175
Mongolia Energy Co., Ltd. (a)(b)	1,482,723	32,270
Pacific Basin Shipping, Ltd. (a)	1,537,000	831,335
Pacific Textiles Holdings, Ltd.	219,000	270,468
PAX Global Technology, Ltd. (a)(b)	379,000	334,336
Peace Mark (Holdings), Ltd. (b)(c)	504,228	0
PetroAsian Energy Holdings, Ltd. (b)	2,276,000	68,001
Phoenix Satellite Television Holdings, Ltd.	1,024,000	337,593
Pico Far East Holdings, Ltd. (a)	202,000	45,524
Playmates Toys, Ltd.	272,000	62,351
Prosperity REIT	579,000	179,700
Redefine International PLC REIT	199,439	166,510
Rising Development Holdings, Ltd. (b)	376,000	334,110
Seamless Green China Holdings, Ltd. (b)	200,000	12,878
Simsen International Corp., Ltd.	343,000	134,283
Sino Oil And Gas Holdings, Ltd. (b)	6,750,000	202,541
Sinolink Worldwide Holdings, Ltd. (b)	688,000	55,819
Sparkle Roll Group, Ltd. (b)	400,000	18,544
Spring Real Estate Investment Trust (a)	252,000	120,076
Summit Ascent Holdings, Ltd. (a)(b)	562,000	235,219
Sun Hung Kai & Co., Ltd.	336,000	240,584
SUNeVision Holdings, Ltd.	140,000	48,679
Sunlight Real Estate Investment Trust	161,000	64,897
Superb Summit International Group, Ltd. (a)(b)	2,525,000	523,528
TCC International Holdings, Ltd.	176,000	68,903
Texhong Textile Group, Ltd. (a)	219,500	151,796
Tongda Group Holdings, Ltd.	1,060,000	144,699

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014

Security Description	Shares	Value

Town Health International Medical Group, Ltd.	1,872,000	$320,635
Truly International Holdings, Ltd.	754,000	433,071
TSC Group Holdings, Ltd. (b)	203,000	94,898
United Photovoltaics Group, Ltd. (a)(b)	2,152,000	205,082
Value Partners Group, Ltd.	477,000	348,301
Varitronix International, Ltd.	106,000	85,864
Vitasoy International Holdings, Ltd.	574,000	731,074
Viva China Holdings, Ltd. (b)	1,800,000	194,717
VST Holdings, Ltd.	122,000	36,607
Yanchang Petroleum International, Ltd. (b)	4,360,000	233,017
Yuexiu Real Estate Investment Trust	1,093,000	520,805
Zhongyu Gas Holdings, Ltd. (b)	584,000	177,492

		18,982,876

IRELAND — 0.7%
Aer Lingus Group PLC	101,171	181,482
C&C Group PLC	278,091	1,477,913
Dalata Hotel Group PLC (b)	77,860	297,037
FBD Holdings PLC	2,741	50,727
FleetMatics Group PLC (a)(b)	15,542	474,031
Fly Leasing, Ltd. ADR	17,998	230,554
Fyffes PLC	149,711	204,252
Green REIT PLC (b)	310,829	510,451
Greencore Group PLC	171,266	649,696
Hibernia REIT PLC (b)	142,271	206,682
IFG Group PLC	14,998	29,935
Irish Continental Group PLC	45,621	159,061
Kenmare Resources PLC (b)	1,235,969	190,351
Origin Enterprises PLC	13,509	131,402
Total Produce PLC	135,660	167,945
Trinity Biotech PLC ADR	12,329	225,251
UDG Healthcare PLC	113,692	609,704

		5,796,474

ISRAEL — 1.3%
Africa Israel Properties, Ltd.	2,506	41,890
Africa-Israel Investments, Ltd. (b)	33,279	57,842
Airport City, Ltd. (b)	20,139	203,221
Allot Communications, Ltd. (b)	10,529	118,992
Alony Hetz Properties & Investments, Ltd.	35,874	258,990
Babylon, Ltd.	14,062	8,484
Caesarstone Sdot-Yam, Ltd.	11,988	619,540
Cellcom Israel, Ltd.	32,471	358,684
ClickSoftware Technologies, Ltd. (a)(b)	33,115	265,913
Compugen, Ltd. (b)	29,561	259,707
Delta-Galil Industries, Ltd.	5,979	174,120
Discount Investment Corp. (b)	8,368	64,046
Electra, Ltd.	314	44,239
Evogene, Ltd. (b)	20,621	264,947
EZchip Semiconductor, Ltd. (b)	17,782	429,239
Frutarom Industries, Ltd.	17,944	455,357
Harel Insurance Investments & Financial Services, Ltd.	41,650	225,178
IDI Insurance Co., Ltd.	6,768	234,203
Israel Discount Bank, Ltd. (Class A) (b)	441,539	759,766
Ituran Location and Control, Ltd.	12,902	271,381
Jerusalem Oil Exploration (b)	5,757	248,592
Matrix IT, Ltd.	11,638	63,078
Migdal Insurance & Financial Holding, Ltd.	247,009	360,810
Nitsba Holdings 1995, Ltd. (b)	14,201	232,296
Nova Measuring Instruments, Ltd. (b)	26,018	282,600
Oil Refineries, Ltd. (b)	533,619	195,663
Orbotech, Ltd. (b)	25,784	401,715
Ormat Industries, Ltd.	34,074	239,799
Partner Communications Co., Ltd. (b)	54,728	389,609
Paz Oil Co., Ltd.	3,174	501,620
RADWARE, Ltd. (a)(b)	27,516	485,933
Rami Levi Chain Stores Hashikma Marketing 2006, Ltd.	4,823	238,892
REIT 1, Ltd.	117,936	317,430
Sarine Technologies, Ltd.	112,000	267,859
Shikun & Binui, Ltd.	80,576	200,538
Shufersal, Ltd.	61,590	174,180
SodaStream International, Ltd. (a)(b)	11,571	341,229
Strauss Group, Ltd.	18,889	348,097
Tower Semiconductor, Ltd. (b)	24,395	248,287

		10,653,966

ITALY — 1.5%
Amplifon SpA (a)	235,880	1,320,627
Anima Holding SpA (b)	96,621	531,922
Astaldi SpA (a)	175,116	1,333,928
Banca Carige SpA (b)	2,937,242	393,681
Banca Piccolo Credito Valtellinese Scarl (b)	398,402	452,198
Banca Popolare dell’Etruria e del Lazio (a)(b)	47,198	38,815
Banca Popolare di Sondrio Scarl	182,463	785,532
Beni Stabili SpA (a)	136,765	96,405
Brunello Cucinelli SpA (a)	4,276	89,235
Cairo Communication SpA	4,054	28,423
CIR-Compagnie Industriali Riunite SpA (b)	49,022	55,734
Credito Emiliano SpA	3,721	30,789
EI Towers SpA (b)	17,478	927,542
Esprinet SpA	43,597	347,516
Gruppo Editoriale L’Espresso SpA (a)(b)	26,728	34,439
Immobiliare Grande Distribuzione	34,970	29,377
IMMSI SpA (b)	454,866	316,610
Indesit Co. SpA (b)	6,511	87,843
Industria Macchine Automatiche SpA	1,478	49,104
Interpump Group SpA	139,143	1,746,299
Iren SpA	186,224	234,306
Maire Tecnimont SpA (a)(b)	16,662	40,202
MARR SpA	4,995	77,612
Piaggio & C. SpA (a)(b)	17,777	47,968
RCS MediaGroup SpA (b)	84,857	114,807
Reply SpA	471	36,830
Safilo Group SpA (a)(b)	6,628	90,426
Salini Impregilo SpA (b)	22,638	85,564
Saras SpA (a)(b)	288,884	292,311

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014

Security Description	Shares	Value

Societa Cattolica di Assicurazioni SCRL (a)	15,351	$267,806
Sorin SpA (b)	462,169	1,132,640
Yoox SpA (a)(b)	27,721	636,287

		11,752,778

JAPAN — 34.1%
3-D Matrix, Ltd. (a)(b)	8,300	234,938
Access Co., Ltd. (b)	6,600	35,619
Accordia Golf Co., Ltd. (a)	37,100	389,618
Achilles Corp.	31,000	43,521
Adastria Holdings Co., Ltd. (a)	24,810	484,009
ADEKA Corp.	40,300	530,867
Aderans Co., Ltd. (a)	18,000	224,149
Advanced Media, Inc. (b)	3,900	34,095
Adways, Inc. (a)(b)	8,100	103,378
AEON REIT Investment Corp.	363	453,357
Ahresty Corp.	8,100	57,005
Ai Holdings Corp.	19,900	402,553
Aica Kogyo Co., Ltd.	25,000	531,474
Aichi Steel Corp.	32,000	117,562
Ain Pharmaciez, Inc.	14,800	337,839
Alpine Electronics, Inc.	20,900	344,285
Amano Corp.	29,600	316,251
Amiyaki Tei Co., Ltd.	1,700	62,455
AnGes MG, Inc. (a)(b)	48,200	128,305
Anritsu Corp. (a)	62,100	473,838
AOKI Holdings, Inc.	9,800	112,745
Aoyama Trading Co., Ltd.	30,300	705,743
Arcs Co., Ltd.	24,300	508,174
Arisawa Manufacturing Co., Ltd.	13,000	90,897
Artnature, Inc.	7,200	195,203
As One Corp.	3,800	119,340
Asahi Diamond Industrial Co., Ltd.	28,400	411,133
Asahi Holdings, Inc.	47,873	856,254
Asahi Intecc Co., Ltd.	12,400	567,464
Asatsu-DK, Inc.	3,400	85,267
ASKA Pharmaceutical Co., Ltd.	12,700	163,359
ASKUL Corp. (a)	6,600	138,384
Asukanet Co., Ltd.	1,300	173,025
Ateam, Inc. (a)	3,200	175,906
Autobacs Seven Co., Ltd. (a)	41,400	643,484
Avex Group Holdings, Inc. (a)	19,000	288,044
Azbil Corp.	23,800	583,419
Bank of the Ryukyus, Ltd. (a)	123,000	1,943,197
Best Denki Co., Ltd. (a)	240,769	302,896
Bic Camera, Inc. (a)	60,300	568,396
Broadleaf Co., Ltd.	14,500	233,438
Broccoli Co., Ltd. (a)	18,000	205,771
Bunka Shutter Co., Ltd.	40,000	356,261
C. Uyemura & Co., Ltd.	1,400	72,109
Calsonic Kansei Corp.	56,000	304,772
Capcom Co., Ltd.	23,600	370,474
Central Glass Co., Ltd.	509,145	1,800,887
Chiome Bioscience, Inc. (a)(b)	6,600	87,242
Chiyoda Co., Ltd.	18,600	375,917
Chiyoda Integre Co., Ltd. (a)	5,600	77,138
Chudenko Corp.	4,600	75,272
Chugoku Marine Paints, Ltd.	32,000	240,084
CKD Corp.	4,000	36,319
Clarion Co., Ltd. (a)(b)	59,000	258,170
Coca-Cola West Co., Ltd.	16,800	244,430
Cocokara fine, Inc. (a)	13,600	355,823
Colowide Co., Ltd. (a)	28,000	330,042
Comforia Residential REIT, Inc. (a)	72	133,833
COOKPAD, Inc.	6,000	192,807
Cosmo Oil Co., Ltd.	332,000	559,916
CROOZ, Inc. (a)	2,300	51,118
CYBERDYNE, Inc. (a)(b)	9,400	298,209
D.Western Therapeutics Institute, Inc. (b)	9,300	133,105
Daibiru Corp.	5,600	64,273
Daido Metal Co., Ltd.	25,000	324,992
Daido Steel Co., Ltd. (a)	147,000	585,615
Daifuku Co., Ltd.	104,100	1,223,254
Daihen Corp.	250,000	970,874
DAIICHI CHUO KISEN KAISHA (a)(b)	334,834	274,717
Daiichikosho Co., Ltd.	18,900	508,101
Daikyo, Inc.	121,000	226,127
Dainippon Screen Manufacturing Co., Ltd.	170,000	864,761
Daio Paper Corp. (a)	46,000	389,990
Daiseki Co., Ltd.	5,700	106,107
Daishinku Corp.	9,000	32,326
Daito Pharmaceutical Co., Ltd.	2,700	50,064
Daiwa House REIT Investment Corp. (a)	117	518,365
Daiwahouse Residential Investment Corp.	126	539,861
DCM Japan Holdings Co., Ltd.	173,733	1,191,004
Dena Co., Ltd.	45,600	579,899
Denki Kagaku Kogyo Kabushiki Kaisha	161,000	526,906
Denyo Co., Ltd.	3,800	51,858
Digital Garage, Inc.	17,200	262,481
DMG Mori Seiki Co., Ltd.	46,600	597,289
Doutor Nichires Holdings Co., Ltd.	112,832	1,787,702
DTS Corp.	62,282	1,303,610
Dunlop Sports Co., Ltd.	2,600	30,031
Duskin Co., Ltd. (a)	6,400	104,610
Dwango Co., Ltd. (a)	8,400	173,751
Dynam Japan Holdings Co., Ltd.	105,600	276,066
Eagle Industry Co., Ltd.	13,600	276,228
Earth Chemical Co., Ltd.	800	29,099
EDION Corp. (a)	104,200	658,285
Eidai Co., Ltd.	14,000	61,516
Eizo Nanao Corp. (a)	5,900	136,077
Elecom Co., Ltd.	4,300	96,901
Eneres Co., Ltd. (a)(b)	11,500	133,561
Enplas Corp. (a)	5,300	270,568
EPS Corp.	2,900	37,461
Euglena Co., Ltd. (a)(b)	32,400	404,354
Exedy Corp.	7,000	177,210
F@N Communications, Inc. (a)	14,400	165,273
FCC Co., Ltd. (a)	102,748	1,670,082
Ferrotec Corp.	10,400	61,246
Fields Corp.	3,500	51,178
FP Corp. (a)	12,200	341,438
Fudo Tetra Corp.	85,400	216,429

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014

Security Description	Shares	Value

Fuji Kyuko Co., Ltd.	26,000	$295,328
Fuji Machine Manufacturing Co., Ltd.	39,400	378,573
Fuji Oil Co., Ltd.	41,400	611,027
Fuji Pharma Co., Ltd.	3,500	64,802
Fuji Seal International, Inc.	8,900	279,507
Fujibo Holdings, Inc.	72,000	211,350
Fujikura, Ltd.	127,000	611,295
Fujimori Kogyo Co., Ltd.	7,500	224,942
Fujitec Co., Ltd.	35,600	387,821
Fujitsu General, Ltd.	28,000	343,571
Fukuda Corp.	20,000	215,507
Fukuda Denshi Co., Ltd.	4,900	271,143
Fukuoka REIT Corp.	1,454	2,684,124
Fukuyama Transporting Co., Ltd.	94,000	468,736
Furukawa Co., Ltd. (a)	570,387	1,180,344
Furukawa Electric Co., Ltd. (a)	338,000	677,880
Furuya Metal Co., Ltd.	1,100	27,065
Fuso Pharmaceutical Industries, Ltd.	22,000	65,381
Futaba Corp. (a)	11,400	171,268
Fuyo General Lease Co., Ltd.	9,300	363,285
Global One Real Estate Investment Co., Ltd.	52	146,716
GLOBERIDE, Inc.	68,000	86,166
GMO Internet, Inc.	30,000	260,905
GMO Payment Gateway, Inc.	6,200	140,170
GNI Group, Ltd. (a)(b)	46,000	151,383
Gree, Inc. (a)	46,300	315,715
Gulliver International Co., Ltd. (a)	30,300	257,714
Gurunavi, Inc. (a)	11,500	158,722
Hankyu REIT, Inc.	17	97,789
Hanwa Co., Ltd.	315,000	1,177,355
Happinet Corp. (a)	3,700	59,027
Harmonic Drive Systems, Inc. (a)	15,600	230,669
Hazama Ando Corp.	91,900	588,120
Hearts United Group Co., Ltd.	1,300	24,342
Heiwa Real Estate Co., Ltd.	67,900	1,069,613
Heiwa Real Estate REIT, Inc.	189	154,894
Heiwado Co., Ltd.	18,600	312,501
HI-LEX CORP.	6,800	201,468
Hibiya Engineering, Ltd. (a)	7,500	108,437
Hirano Tecseed Co., Ltd. (a)	2,900	25,274
HIS Co., Ltd.	15,000	399,699
Hitachi Kokusai Electric, Inc.	69,372	977,703
Hitachi Maxell, Ltd.	12,500	197,251
Hitachi Transport System, Ltd.	9,600	123,922
Hitachi Zosen Corp.	152,500	899,471
Hogy Medical Co., Ltd.	2,300	121,820
Hokkaido Electric Power Co., Inc. (b)	93,700	760,226
Hokkaido Gas Co., Ltd. (a)	12,000	31,943
Hokuetsu Kishu Paper Co., Ltd. (a)	21,900	89,840
Hokuriku Electric Industry Co., Ltd.	33,000	53,248
Horiba, Ltd.	42,013	1,528,163
Hoshino Resorts REIT, Inc.	26	272,574
Hosiden Corp. (a)	117,900	638,430
House Foods Group, Inc. (a)	30,900	536,338
Hulic Reit, Inc.	224	359,601
IBJ Leasing Co., Ltd. (a)	12,900	300,347
Ichigo Group Holdings Co., Ltd. (a)	17,000	44,013
Ichigo Real Estate Investment Corp.	406	307,567
Iino Kaiun Kaisha, Ltd.	145,700	831,471
Imasen Electric Industrial	9,500	199,622
Imperial Hotel, Ltd.	12,400	269,150
Inaba Denki Sangyo Co., Ltd.	3,000	100,916
Inabata & Co., Ltd.	3,400	34,250
Industrial & Infrastructure Fund Investment Corp. (a)	68	563,490
Infomart Corp.	10,400	178,809
Intage Holdings, Inc.	4,000	50,285
Internet Initiative Japan, Inc. (a)	15,600	313,152
Invincible Investment Corp.	1,173	377,473
Iriso Electronics Co., Ltd.	3,200	253,795
Iseki & Co., Ltd.	56,000	137,326
Ishihara Sangyo Kaisha, Ltd. (b)	84,000	68,918
IT Holdings Corp.	83,408	1,459,136
Itfor, Inc.	13,000	58,663
Itoham Foods, Inc.	58,000	278,117
Itoki Corp.	28,500	174,333
Iwasaki Electric Co., Ltd.	27,000	58,088
Iwatani Corp.	113,000	782,898
J Trust Co., Ltd.	39,400	401,920
Jaccs Co., Ltd.	73,000	405,944
Jafco Co., Ltd. (a)	13,200	475,920
Japan Asset Marketing Co., Ltd. (a)(b)	55,500	74,374
Japan Cash Machine Co., Ltd. (a)	3,200	63,390
Japan Communications, Inc. (a)(b)	59,600	331,971
Japan Digital Laboratory Co., Ltd.	4,000	73,951
Japan Excellent, Inc.	1,280	1,644,122
Japan Hotel REIT Investment Corp.	1,295	788,605
Japan Logistics Fund, Inc.	1,280	2,828,497
Japan Pile Corp. (a)	6,600	56,858
Japan Rental Housing Investments, Inc. (a)	48	33,343
Japan Securities Finance Co., Ltd.	25,700	150,177
Japan Tissue Engineering Co., Ltd. (a)(b)	2,800	40,330
Japan Wind Development Co., Ltd. (b)	7,700	33,693
JCR Pharmaceuticals Co., Ltd.	3,800	94,294
Jeol, Ltd.	41,000	193,236
Jin Co., Ltd. (a)	6,600	177,913
Juki Corp. (b)	156,332	551,534
Justsystems Corp. (a)(b)	7,700	65,281
JVC Kenwood Corp. (a)(b)	77,400	193,332
K’s Holdings Corp. (a)	21,800	648,863
Kadokawa Corp. (a)	12,200	292,168
Kaga Electronics Co., Ltd.	6,400	73,921
Kagome Co., Ltd. (a)	16,900	267,300
Kanamoto Co., Ltd.	17,000	627,649
Kandenko Co., Ltd.	25,000	126,259
Kanematsu Corp.	743,698	1,193,225
Kasai Kogyo Co., Ltd. (a)	8,000	77,014
Katakura Industries Co., Ltd. (a)	99,974	1,244,947
Kato Sangyo Co., Ltd.	14,700	308,352
KAWADA TECHNOLOGIES, Inc. (a)	1,300	59,611
Kawai Musical Instruments Manufacturing Co., Ltd.	9,300	176,174
Keihin Corp.	13,400	177,005

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014

Security Description	Shares	Value

Kenedix Office Investment Corp.	135	$724,874
Kenedix Residential Investment Corp.	72	184,045
Kenedix, Inc. (a)(b)	100,800	434,645
Kintetsu World Express, Inc.	3,000	114,317
Kissei Pharmaceutical Co., Ltd.	7,900	198,049
Kitano Construction Corp.	15,000	51,279
Kito Corp. (a)	15,600	195,684
Kitz Corp.	176,200	878,631
KLab, Inc. (b)	16,100	239,676
Komeri Co., Ltd. (a)	10,000	227,267
Komori Corp. (a)	71,636	869,859
Kumagai Gumi Co., Ltd. (b)	165,000	609,189
Kurabo Industries, Ltd.	735,000	1,246,274
Kureha Corp.	35,000	172,296
Kuroda Electric Co., Ltd.	6,500	95,223
Kusuri No Aoki Co., Ltd.	1,800	77,123
KYB Co., Ltd.	227,832	1,026,018
Kyodo Shiryo Co., Ltd.	56,000	51,051
Kyoei Steel, Ltd.	4,000	74,279
Kyokuto Kaihatsu Kogyo Co., Ltd.	16,400	237,415
Kyokuyo Co., Ltd.	22,000	52,145
KYORIN Holdings, Inc.	30,000	608,779
Kyosan Electric Manufacturing Co., Ltd.	12,000	38,397
Kyowa Exeo Corp.	139,800	1,816,081
Kyudenko Corp.	17,000	200,848
Lasertec Corp.	4,900	59,589
Leopalace21 Corp. (b)	125,800	690,383
Life Corp.	14,200	224,595
Lintec Corp.	11,500	243,115
Lion Corp.	121,000	650,804
Maeda Corp.	72,000	576,945
Maeda Road Construction Co., Ltd.	15,000	233,283
Makino Milling Machine Co., Ltd. (a)	122,000	901,974
Mandom Corp.	8,500	293,290
Mani, Inc.	3,900	233,940
Marudai Food Co., Ltd.	556,656	2,080,578
Maruha Nichiro Corp.	79,400	1,182,730
Marusan Securities Co., Ltd. (a)	171,498	1,233,529
Maruwa Co., Ltd. (a)	1,900	59,670
Marvelous, Inc. (a)	19,800	229,958
Matsumotokiyoshi Holdings Co., Ltd.	21,300	628,155
Matsuya Co., Ltd. (a)	27,400	340,455
Medinet Co., Ltd. (a)(b)	14,500	31,196
Megmilk Snow Brand Co., Ltd. (a)	5,600	73,258
Meidensha Corp.	114,000	448,954
Meitic Corp.	11,300	335,822
Melco Holdings, Inc.	4,000	76,430
Message Co., Ltd.	3,500	120,129
Micronics Japan Co., Ltd. (a)	8,400	475,537
MID Reit, Inc.	39	96,385
Mirait Holdings Corp.	95,500	1,106,527
Mitani Corp.	4,400	107,378
Mitsuba Corp.	18,100	315,981
Mitsubishi Kakoki Kaisha, Ltd. (a)(b)	16,000	66,366
Mitsubishi Nichiyu Forklift Co., Ltd.	12,300	94,413
Mitsubishi Pencil Co., Ltd.	14,400	463,394
Mitsubishi Shokuhin Co., Ltd.	1,200	27,294
Mitsui Engineering & Shipbuilding Co., Ltd.	290,000	652,992
Mitsui Mining & Smelting Co., Ltd.	561,000	1,493,341
Mitsui Sugar Co., Ltd.	11,000	36,802
Mitsui-Soko Co., Ltd.	306,000	1,132,558
Mitsumi Electric Co., Ltd. (a)	55,200	398,545
Miura Co., Ltd. (a)	48,000	564,474
Miyaji Engineering Group, Inc. (a)	26,000	53,330
Miyoshi Oil & Fat Co., Ltd.	30,000	37,741
Mizuno Corp.	39,000	206,564
Mochida Pharmaceutical Co., Ltd.	3,100	209,125
Modec, Inc. (a)	9,000	235,717
Monex Group, Inc. (a)	94,000	245,080
MonotaRO Co., Ltd. (a)	11,600	290,489
Morinaga & Co., Ltd.	95,000	205,251
Morinaga Milk Industry Co., Ltd.	94,000	302,493
Morita Holdings Corp.	21,400	223,179
MOS Food Services, Inc. (a)	4,700	93,790
Moshi Moshi Hotline, Inc.	22,500	213,319
Musashi Seimitsu Industry Co., Ltd.	6,100	120,893
Mutoh Holdings Co., Ltd.	20,000	93,714
Nachi-Fujikoshi Corp.	81,000	592,206
Nagase & Co., Ltd.	58,300	708,454
Nakanishi, Inc.	38,700	1,425,297
Namura Shipbuilding Co., Ltd. (a)	18,700	201,328
NanoCarrier Co., Ltd. (a)(b)	12,200	144,027
NEC Networks & System Integration Corp.	3,700	83,583
NET One Systems Co., Ltd. (a)	116,500	672,269
Neturen Co., Ltd.	150,003	1,111,741
Nichi-iko Pharmaceutical Co., Ltd.	25,400	410,540
Nichias Corp.	12,000	79,311
Nichicon Corp.	12,400	89,076
Nichii Gakkan Co.	6,700	53,077
Nichirei Corp.	151,000	634,587
Nichireki Co., Ltd.	12,000	100,861
Nifco, Inc.	20,200	622,417
Nihon Dempa Kogyo Co., Ltd.	25,800	208,855
Nihon M&A Center, Inc.	15,400	447,140
Nihon Nohyaku Co., Ltd.	11,100	108,779
Nihon Parkerizing Co., Ltd.	20,700	472,329
Nihon Trim Co., Ltd.	1,500	41,160
Nihon Unisys, Ltd.	12,200	110,217
Nikkiso Co., Ltd.	99,500	1,096,636
Nippon Accommodations Fund, Inc.	520	1,877,205
Nippon Beet Sugar Manufacturing Co., Ltd.	33,000	58,061
Nippon Carbon Co., Ltd.	239,712	415,199
Nippon Chemi-Con Corp. (b)	69,000	211,350
Nippon Chemiphar Co., Ltd.	13,000	69,092
Nippon Coke & Engineering Co., Ltd.	35,000	36,374
Nippon Concrete Industries Co., Ltd. (a)	32,000	191,075
Nippon Densetsu Kogyo Co., Ltd.	23,100	369,996
Nippon Flour Mills Co., Ltd.	54,000	261,398
Nippon Gas Co., Ltd.	30,300	719,002
Nippon Koei Co., Ltd.	17,000	69,429
Nippon Konpo Unyu Soko Co., Ltd.	153,700	2,575,328

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014

Security Description	Shares	Value

Nippon Light Metal Holdings Co., Ltd. (a)	938,800	$1,352,207
Nippon Paper Industries Co., Ltd. (a)	52,800	789,870
Nippon Parking Development Co., Ltd.	43,300	48,947
Nippon Seiki Co., Ltd.	67,000	1,520,853
Nippon Sheet Glass Co., Ltd. (a)(b)	413,000	455,563
Nippon Shinyaku Co., Ltd.	44,000	1,331,692
Nippon Soda Co., Ltd.	263,000	1,342,632
Nippon Steel & Sumikin Bussan Corp.	36,000	138,821
Nippon Suisan Kaisha, Ltd. (b)	417,099	1,098,880
Nippon Thompson Co., Ltd.	182,000	940,736
Nippon Yakin Kogyo Co., Ltd. (a)(b)	78,200	198,182
Nipro Corp. (a)	47,600	395,311
Nishi-Nippon Railroad Co., Ltd.	150,000	566,115
Nishimatsu Construction Co., Ltd.	310,000	1,401,705
Nishimatsuya Chain Co., Ltd. (a)	121,893	951,187
Nishio Rent All Co., Ltd.	7,000	270,249
Nissha Printing Co., Ltd. (a)	23,300	343,250
Nisshin Steel Co., Ltd. (a)	51,700	469,422
Nisshinbo Holdings, Inc.	60,000	503,760
Nissin Electric Co., Ltd.	8,000	47,550
Nissin Kogyo Co., Ltd.	13,500	221,893
Nitto Boseki Co., Ltd.	320,153	1,231,638
Nitto Kogyo Corp.	8,500	170,473
NOF Corp.	314,000	1,957,938
Nohmi Bosai, Ltd.	17,000	266,247
Nomura Real Estate Office Fund, Inc.	183	837,468
Nomura Real Estate Residential Fund, Inc.	35	182,506
Noritsu Koki Co., Ltd.	9,800	57,713
Noritz Corp.	4,700	82,993
North Pacific Bank, Ltd.	145,200	571,826
NS United Kaiun Kaisha, Ltd.	19,000	46,939
NSD Co., Ltd. (a)	97,208	1,526,864
Nuflare Technology, Inc.	1,000	49,866
Obara Group, Inc.	3,500	128,265
Ohsho Food Service Corp.	6,600	255,107
Oiles Corp.	12,360	237,746
Okabe Co., Ltd.	21,300	234,175
Okamura Corp.	57,000	431,806
Okasan Securities Group, Inc.	191,682	1,362,979
Oki Electric Industry Co., Ltd.	517,000	1,206,545
OKUMA Corp. (a)	66,000	527,663
Okumura Corp.	81,000	472,583
OncoTherapy Science, Inc. (b)	21,400	32,384
Onward Holdings Co., Ltd.	16,000	99,913
Orient Corp. (b)	196,900	396,690
OSAKA Titanium Technologies Co., Ltd.	8,500	191,394
Osaki Electric Co., Ltd. (a)	9,000	52,509
OSG Corp.	109,700	1,900,087
Pacific Industrial Co., Ltd.	29,900	226,509
Pacific Metals Co., Ltd. (a)(b)	74,000	258,371
Pal Co., Ltd.	5,700	154,848
Paramount Bed Holdings Co., Ltd.	5,600	160,554
Penta-Ocean Construction Co., Ltd. (a)	115,000	386,845
PeptiDream, Inc. (a)(b)	3,800	309,002
Pilot Corp.	9,000	512,785
Piolax, Inc.	5,300	247,860
Pioneer Corp. (b)	164,800	452,207
Poletowin Pitcrew Holdings, Inc.	2,800	25,781
Premier Investment Corp.	491	2,193,263
Raito Kogyo Co., Ltd.	15,100	140,407
Relo Holdings, Inc.	5,700	393,354
Rengo Co., Ltd. (a)	211,000	948,293
ReproCELL, Inc. (a)(b)	21,600	160,481
Riso Kagaku Corp.	4,600	148,867
Rohto Pharmaceutical Co., Ltd.	135,300	1,814,361
Roland DG Corp.	4,400	181,503
Round One Corp.	22,700	136,579
Ryobi, Ltd.	37,000	107,936
Ryosan Co., Ltd.	3,500	75,300
Sagami Chain Co., Ltd. (a)	20,000	192,169
Saibu Gas Co., Ltd.	127,000	302,174
Sakai Chemical Industry Co., Ltd.	326,565	1,053,868
San-A Co., Ltd.	9,900	329,865
San-Ai Oil Co., Ltd.	16,000	111,290
Sanden Corp.	163,000	965,860
Sangetsu Co., Ltd.	8,500	214,098
Sanix, Inc. (a)(b)	12,100	78,979
Sanken Electric Co., Ltd. (a)	66,000	554,136
Sankyo Tateyama, Inc.	4,400	85,397
Sankyu, Inc.	276,000	1,474,415
Sanwa Holdings Corp.	87,000	618,624
Sanyo Shokai, Ltd.	207,000	454,779
Sanyo Special Steel Co., Ltd.	223,937	826,788
Sapporo Holdings, Ltd.	230,000	884,817
Sato Holdings Corp.	58,300	1,639,596
Seika Corp.	22,000	53,749
Seikagaku Corp.	20,600	310,047
Seiko Holdings Corp.	57,000	249,419
Seino Holdings Co., Ltd.	62,000	496,814
Seiren Co., Ltd.	176,900	1,580,400
Sekisui House SI Residential Investment Corp.	266	259,222
Senko Co., Ltd.	42,000	182,634
Senshu Ikeda Holdings, Inc.	102,860	528,858
Senshukai Co., Ltd.	17,700	141,832
Septeni Holdings Co., Ltd.	6,900	80,074
Seria Co., Ltd.	7,600	289,603
Shibuya Kogyo Co., Ltd.	11,000	295,319
Shima Seiki Manufacturing, Ltd. (a)	72,425	1,192,393
Shimachu Co., Ltd.	95,800	2,212,146
Shindengen Electric Manufacturing Co., Ltd.	41,000	279,949
Shinkawa, Ltd. (b)	9,200	45,457
Shinkin Central Bank Preference Shares	347	658,286
Shinko Electric Industries Co., Ltd.	27,100	197,886
Shinmaywa Industries, Ltd.	25,000	227,449
Shinsho Corp.	40,000	99,184
Ship Healthcare Holdings, Inc.	13,900	444,770
SHO-BOND Holdings Co., Ltd.	10,900	424,295
Shochiku Co., Ltd. (a)	342,000	3,180,090
Showa Aircraft Industry Co., Ltd.	7,000	70,195
Showa Corp.	23,100	252,911
Showa Denko K.K.	532,000	698,373
SIA Reit, Inc.	48	190,346

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014

Security Description	Shares	Value

Sinanen Co., Ltd.	14,000	$56,666
Sinfonia Technology Co., Ltd.	472,000	692,757
SK Kaken Co., Ltd.	3,000	244,770
SMK Corp. (a)	113,343	550,725
SMS Co., Ltd.	4,600	118,087
Sodick Co., Ltd. (a)	24,700	271,780
Sogo Medical Co., Ltd.	1,100	53,548
Sosei Group Corp. (a)(b)	6,000	254,068
Sotetsu Holdings, Inc. (a)	186,000	673,157
Star Micronics Co., Ltd.	67,900	998,429
Starts Corp, Inc. (a)	14,300	211,577
Starts Proceed Investment Corp.	68	114,062
Sumitomo Bakelite Co., Ltd.	54,000	211,678
Sumitomo Forestry Co., Ltd.	87,700	943,398
Sumitomo Mitsui Construction Co., Ltd. (b)	362,500	436,209
Sumitomo Osaka Cement Co., Ltd.	510,793	1,676,334
Sumitomo Real Estate Sales Co., Ltd.	3,700	85,202
Sumitomo Seika Chemicals Co., Ltd.	11,000	62,975
Sun Corp. (a)	10,000	131,911
Sun Frontier Fudousan Co., Ltd. (a)	5,800	66,304
SWCC Showa Holdings Co., Ltd. (a)(b)	45,000	44,715
T RAD Co., Ltd.	15,000	37,604
Tabuchi Electric Co., Ltd.	16,400	174,921
Tachi-S Co., Ltd. (a)	18,500	267,478
Taikisha, Ltd.	6,000	134,172
Taiko Pharmaceutical Co., Ltd.	4,200	72,135
Taiyo Holdings Co., Ltd.	4,600	146,561
Taiyo Yuden Co., Ltd. (a)	58,500	654,889
Takaoka Toko Co., Ltd. (a)	1,900	26,726
Takara Bio, Inc. (a)	23,700	335,963
Takara Holdings, Inc.	249,000	1,895,392
Takara Standard Co., Ltd.	51,000	436,565
Takasago International Corp.	272,694	1,292,683
Takasago Thermal Engineering Co., Ltd.	31,900	412,654
Takashima & Co., Ltd.	36,000	81,061
Takata Corp. (a)	16,000	362,897
Takeuchi Manufacturing Co., Ltd.	6,800	322,968
Takuma Co., Ltd.	116,000	736,004
Tamron Co., Ltd.	5,400	103,722
Tamura Corp.	49,000	204,139
Tanseisha Co., Ltd. (a)	14,500	115,926
Teikoku Electric Manufacturing Co.,Ltd.	3,600	43,419
Teikoku Sen-I Co., Ltd.	13,800	291,612
Tekken Corp. (a)	70,000	324,810
The Awa Bank, Ltd. (a)	113,000	651,042
The Bank of Iwate, Ltd.	1,800	79,420
The Bank of Nagoya, Ltd.	252,000	962,560
The Bank of Okinawa, Ltd. (a)	49,500	2,175,031
The Daishi Bank, Ltd.	175,000	611,012
The Daito Bank, Ltd.	41,000	51,206
The Ehime Bank, Ltd. (a)	652,000	1,456,220
The Eighteenth Bank, Ltd.	681,730	1,889,292
The Higo Bank, Ltd.	107,000	588,185
The Hokkoku Bank, Ltd.	146,000	496,449
The Hokuetsu Bank, Ltd.	957,000	1,832,080
The Hyakujushi Bank, Ltd.	152,000	486,367
The Japan Steel Works, Ltd. (a)	155,000	621,724
The Juroku Bank, Ltd.	80,000	299,740
The Kagoshima Bank, Ltd.	49,000	311,345
The Keiyo Bank, Ltd.	142,000	723,625
The Kiyo Bank, Ltd.	119,100	1,698,094
The Michinoku Bank, Ltd.	665,000	1,291,262
The Minato Bank, Ltd.	738,000	1,453,193
The Miyazaki Bank, Ltd.	643,000	1,975,395
The Monogatari Corp. (a)	1,400	43,584
The Musashino Bank, Ltd.	42,900	1,423,547
The Nanto Bank, Ltd.	115,000	464,424
The Nippon Signal Co., Ltd.	31,200	320,263
The Ogaki Kyoritsu Bank, Ltd.	19,000	51,443
The Oita Bank, Ltd.	383,000	1,441,989
The Okinawa Electric Power Co., Inc.	2,000	61,899
The San-In Godo Bank, Ltd.	10,000	70,559
The Shiga Bank, Ltd.	130,000	715,803
The Sumitomo Warehouse Co., Ltd.	48,000	253,357
The Tochigi Bank, Ltd.	260,000	1,019,190
The Toho Bank, Ltd.	87,000	324,381
The Tokyo Tomin Bank, Ltd. (a)	46,600	560,330
Toa Corp/Tokyo	33,000	61,671
Toa Corp/Hyogo	18,100	189,753
Toagosei Co., Ltd.	533,818	2,199,606
Tobishima Corp. (b)	28,600	64,659
TOC Co., Ltd.	175,200	1,132,383
Toda Corp.	117,000	587,693
Toei Co., Ltd.	311,000	1,613,191
Toho Holdings Co., Ltd.	66,919	1,279,267
Toho Zinc Co., Ltd.	230,000	874,333
Tokai Carbon Co., Ltd.	114,000	315,931
Tokai Corp.	1,600	49,154
TOKAI Holdings Corp.	56,400	243,194
Tokai Rika Co., Ltd.	17,600	371,911
Toko, Inc.	17,000	50,832
Tokuyama Corp. (a)	217,000	714,135
Tokyo Dome Corp.	248,000	1,044,496
Tokyo Ohka Kogyo Co., Ltd.	17,000	449,583
Tokyo Seimitsu Co., Ltd. (a)	21,100	354,504
Tokyo Steel Manufacturing Co., Ltd. (a)	50,700	267,608
Tokyo Tekko Co., Ltd. (a)	9,000	46,028
Tokyotokeiba Co., Ltd. (a)	73,000	208,961
Tokyu Construction Co., Ltd.	15,300	75,876
Tokyu REIT, Inc.	283	373,051
Tomoe Engineering Co., Ltd.	2,800	49,340
TOMONY Holdings, Inc.	273,200	1,148,140
Tomy Co., Ltd. (a)	52,000	289,165
Top REIT, Inc.	92	402,990
Topre Corp.	22,900	325,458
Topy Industries, Ltd. (a)	529,381	1,042,402
Torii Pharmaceutical Co., Ltd.	3,700	102,539
Torishima Pump Manufacturing Co., Ltd. (a)	5,600	46,507
Toshiba Machine Co., Ltd.	51,000	232,463
Toshiba Plant Systems & Services Corp.	12,300	206,990
Toshiba TEC Corp.	54,000	349,515

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014

Security Description	Shares	Value

Totetsu Kogyo Co., Ltd.	13,700	$322,845
Towa Pharmaceutical Co., Ltd. (a)	2,800	122,649
Toyo Construction Co., Ltd.	9,700	44,302
Toyo Corp./Chuo-ku	157,048	1,624,955
Toyo Engineering Corp.	58,000	248,507
Toyo Ink Manufacturing Co., Ltd.	58,000	270,714
Toyo Wharf & Warehouse Co., Ltd. (a)	31,000	63,020
Toyobo Co., Ltd.	1,023,788	1,483,954
TPR Co., Ltd.	15,200	366,507
Trusco Nakayama Corp.	9,900	256,040
TS Tech Co., Ltd.	20,600	500,657
TSI Holdings Co., Ltd.	64,900	454,972
Tsubakimoto Chain Co.	60,000	495,556
Tsukui Corp.	4,300	42,806
Tsumura & Co. (a)	27,000	602,297
Tsurumi Manufacturing Co., Ltd.	12,400	199,856
UACJ Corp.	115,000	437,167
Ube Industries, Ltd.	310,000	494,553
Ulvac, Inc. (a)(b)	33,400	419,879
UMN Pharma, Inc. (a)(b)	4,600	141,948
Unipres Corp.	16,300	319,328
United Arrows, Ltd. (a)	11,300	417,717
UNITED, Inc. (a)	3,700	53,968
Unitika, Ltd. (a)(b)	1,036,000	481,663
UNY Group Holdings Co., Ltd. (a)	73,800	392,228
Usen Corp. (a)(b)	46,910	134,279
Ushio, Inc.	41,700	440,208
UT Holdings Co., Ltd. (a)	11,100	58,386
Valor Co., Ltd.	31,000	501,336
VT Holdings Co., Ltd.	22,100	79,177
Wacoal Holdings Corp.	70,000	681,526
Wacom Co., Ltd. (a)	71,200	307,660
Wakachiku Construction Co., Ltd. (a)	38,000	72,401
Wakita & Co., Ltd.	11,000	116,423
Welcia Holdings Co., Ltd.	13,100	390,510
WirelessGate, Inc. (a)	4,300	206,582
Xebio Co., Ltd.	8,000	121,282
YAMABIKO Corp.	5,200	210,712
Yamazen Corp.	45,900	359,434
Yaoko Co., Ltd.	7,200	427,950
Yodogawa Steel Works, Ltd.	419,000	1,715,037
Yokogawa Bridge Holdings Corp.	17,300	242,085
Yondoshi Holdings, Inc.	13,600	272,384
Yorozu Corp.	13,600	232,835
Yoshinoya Holdings Co., Ltd.	30,100	360,558
Yushin Precision Equipment Co., Ltd.	1,400	30,528
Zenkoku Hosho Co., Ltd.	24,600	686,230
Zenrin Co., Ltd. (a)	55,877	662,201
Zensho Co., Ltd. (a)	19,600	173,674
ZERIA Pharmaceutical Co., Ltd. (a)	18,000	371,175

		270,185,030

LUXEMBOURG — 0.1%
BRAAS Monier Building Group SA (b)	8,506	182,668
Grand City Properties SA (b)	23,308	317,405
Oriflame Cosmetics SA SDR (a)	12,450	214,858
Prospector Offshore Drilling SA (b)	13,186	31,616
SAF-Holland SA	15,590	192,352
Stabilus SA (b)	5,923	184,811

		1,123,710

MALTA — 0.1%
Kambi Group PLC (b)	5,037	37,908
Unibet Group PLC, SDR	12,586	633,805

		671,713

MONGOLIA — 0.0% (d)
Mongolian Mining Corp. (a)(b)	491,000	55,011

NETHERLANDS — 1.3%
Amsterdam Commodities NV	15,540	350,510
AVG Technologies NV (a)(b)	21,753	360,665
BE Semiconductor Industries NV	13,498	238,719
Beter Bed Holding NV	5,044	106,601
BinckBank NV	41,257	410,793
Bravofly Rumbo Group NV (b)	1,566	34,418
Corbion NV	39,058	575,305
Euronext NV (b)(f)	32,554	795,746
Exact Holding NV (a)	35,342	1,250,082
Grontmij (b)	7,975	40,368
HES Beheer NV (b)	1,692	93,266
IMCD Group NV (b)	12,521	359,524
InterXion Holding NV (b)	15,372	425,651
Koninklijke BAM Groep NV (a)	144,517	427,193
Koninklijke Ten Cate NV	11,207	276,137
Koninklijke Wessanen NV	29,992	181,935
Nieuwe Steen Investments NV	11,330	59,540
Royal Imtech NV (a)(b)	197,471	97,288
Sligro Food Group NV	9,514	367,227
TKH Group NV	15,273	491,215
TomTom NV (b)	40,963	326,883
USG People NV	31,530	374,803
VastNed Retail NV	5,568	254,728
VistaPrint NV (a)(b)	25,160	1,378,516
Wereldhave NV	10,411	857,490

		10,134,603

NEW ZEALAND — 1.2%
a2 Milk Co., Ltd. (a)(b)	196,293	88,740
Air New Zealand, Ltd.	239,270	361,808
Argosy Property, Ltd.	320,390	250,977
Calan Healthcare Properties Trust	209,999	233,249
Chorus, Ltd. (a)(b)	142,775	201,428
DNZ Property Fund, Ltd.	253,876	341,349
Ebos Group, Ltd.	28,895	208,330
Freightways, Ltd.	80,509	320,039
Genesis Energy, Ltd. (b)	186,492	293,630
Goodman Property Trust	372,902	308,098
Heartland New Zealand, Ltd.	240,530	185,606
Infratil, Ltd. (a)	308,920	681,429
Kathmandu Holdings, Ltd.	77,903	191,880
Kiwi Income Property Trust	464,523	421,814
Mainfreight, Ltd.	58,837	684,697
Meridian Energy, Ltd.	621,157	692,350
Metlifecare, Ltd.	65,740	235,709
New Zealand Oil & Gas, Ltd.	346,999	205,556
Nuplex Industries, Ltd.	139,685	334,254
NZX, Ltd.	247,496	243,068
PGG Wrightson, Ltd.	102,248	33,074

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014

Security Description	Shares	Value

Port of Tauranga, Ltd.	23,881	$295,963
Precinct Properties	267,119	225,903
Property for Industry, Ltd.	214,543	229,935
Restaurant Brands New Zealand, Ltd.	120,924	316,694
Skellerup Holdings, Ltd.	148,672	180,777
Sky City Entertainment Group, Ltd.	280,563	798,200
Steel & Tube Holdings, Ltd.	16,134	35,212
Summerset Group Holdings, Ltd.	61,258	135,603
The Warehouse Group, Ltd.	64,010	152,671
Tower, Ltd.	135,363	211,017
Trade Me, Ltd.	204,841	558,822
Z Energy, Ltd. (a)	71,860	221,805

		9,879,687

NORWAY — 1.6%
Archer, Ltd. (b)	96,288	135,225
Atea ASA	40,524	455,858
Austevoll Seafood ASA	35,417	235,461
Avance Gas Holding, Ltd. (f)	6,441	147,418
Bakkafrost P/F	20,734	447,107
Borregaard ASA	54,433	312,729
BW LPG, Ltd. (f)	28,131	355,867
BW Offshore, Ltd.	187,161	234,288
Cermaq ASA	17,824	268,494
Deep Sea Supply PLC	177,583	242,482
Dolphin Group AS (b)	119,263	63,691
Ekornes ASA	46,524	552,327
Electromagnetic GeoServices (b)	53,594	32,627
Farstad Shipping ASA	3,642	48,057
Fred Olsen Energy ASA	14,301	262,741
Frontline, Ltd. (b)	20,286	25,868
Hexagon Composites ASA	52,409	243,165
Hoegh LNG Holdings, Ltd. (b)	20,345	311,221
Kongsberg Automotive ASA (b)	204,689	213,206
Kvaerner ASA	50,856	83,932
Nordic Semiconductor ASA (a)(b)	82,185	484,965
Norwegian Air Shuttle AS (a)(b)	8,494	296,369
Norwegian Property ASA (b)	417,602	624,834
Petroleum Geo-Services ASA (a)	105,237	666,871
ProSafe SE (a)	116,869	683,809
Protector Forsikring ASA	56,468	346,400
REC Silicon ASA (a)(b)	897,097	360,920
REC Solar ASA (b)	22,674	286,657
Solstad Offshore ASA	11,088	155,373
SpareBank 1 SMN	31,377	289,454
Spectrum ASA	12,275	64,980
Thin Film Electronics ASA (b)	157,808	114,006
Tomra Systems ASA	166,999	1,274,057
Veidekke ASA	202,113	2,037,572
Wilh Wilhelmsen ASA (a)	4,266	33,376

		12,391,407

PANAMA — 0.0% (d)
Norstar Holdings, Inc.	7,385	189,150

PAPUA NEW GUINEA — 0.0% (d)
New Britain Palm Oil, Ltd.	21,004	125,136

PORTUGAL — 0.4%
Altri SGPS SA (a)	275,803	803,429
CTT-Correios de Portugal SA	19,030	184,985
Mota-Engil SGPS SA (a)	7,971	51,495
Portugal Telecom SGPS SA (a)	240,419	505,980
Semapa-Sociedade de Investimento e Gestao, SGPS, SA	129,367	1,585,038

		3,130,927

SINGAPORE — 3.2%
AIMS AMP Capital Industrial REIT	242,849	273,260
Ascendas Hospitality Trust	510,000	285,933
Ascendas India Trust	596,000	362,189
Ascott Residence Trust	417,600	404,404
AusGroup, Ltd. (a)(b)	238,000	73,716
Biosensors International Group, Ltd. (a)(b)	639,000	360,762
Boustead Singapore, Ltd.	303,000	419,348
Bukit Sembawang Estates, Ltd.	263,080	1,138,714
Cache Logistics Trust	493,000	450,361
Cambridge Industrial Trust (a)	1,014,443	568,750
Cape PLC	17,922	82,369
CapitaRetail China Trust (a)	329,147	405,207
CDL Hospitality Trusts (a)	406,000	531,655
China New Town Development Co., Ltd. (b)	447,000	22,432
China Yuchai International, Ltd. (a)	21,708	402,466
CitySpring Infrastructure Trust	740,000	287,227
Civmec, Ltd.	402,000	242,719
Cordlife Group, Ltd. (a)	248,000	216,827
Cosco Corp. Singapore, Ltd. (a)	555,000	293,754
Croesus Retail Trust (a)	187,000	138,567
CSE Global, Ltd. (a)	147,000	77,229
CWT, Ltd.	190,000	249,549
Ezra Holdings, Ltd. (a)	490,599	376,999
Far East Hospitality Trust	421,000	269,047
First Real Estate Investment Trust	536,616	517,555
Forterra Trust (b)	32,000	35,756
Fortune Real Estate Investment Trust	456,000	408,134
Frasers Centrepoint Trust	262,000	387,258
Frasers Commercial Trust	301,922	319,607
Frasers Hospitality Trust (a)(b)	208,000	144,343
GuocoLeisure, Ltd.	407,000	309,566
Haw Par Corp., Ltd.	67,986	467,527
Hong Fok Corp., Ltd.	244,000	185,588
Hong Leong Finance, Ltd.	1,490,656	3,120,875
Hotel Properties, Ltd.	30,000	97,624
Hyflux, Ltd. (a)	309,000	255,622
IGG, Inc. (a)	442,000	198,086
International Healthway Corp., Ltd. (b)	154,000	32,000
Interra Resources, Ltd. (a)(b)	266,000	55,273
ISDN Holdings, Ltd.	126,000	32,110
Jaya Holdings, Ltd.	104,000	3,507
K1 Ventures, Ltd.	261,000	38,476
Lian Beng Group, Ltd.	115,000	61,319
LionGold Corp., Ltd. (a)(b)	414,000	13,310
Lippo Malls Indonesia Retail Trust	1,220,000	377,872
Mapletree Greater China Commercial Trust	693,000	491,778
Mapletree Industrial Trust (a)	780,578	869,145
Metro Holdings, Ltd.	330,000	232,886
Mewah International, Inc. (a)	206,000	61,382
OM Holdings, Ltd. (b)	89,446	36,395

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014

Security Description	Shares	Value

OSIM International, Ltd.	202,000	$416,577
OUE Commercial Real Estate Investment Trust	126,000	78,546
OUE Hospitality Trust (a)	342,333	244,274
OUE, Ltd.	86,000	143,637
Oxley Holdings, Ltd.	114,000	50,059
Pacific Radiance, Ltd.	226,000	248,099
Pan-United Corp., Ltd.	56,000	42,155
Parkway Life Real Estate Investment Trust	250,000	452,835
Petra Foods, Ltd.	183,000	579,722
Raffles Medical Group, Ltd. (a)	155,000	467,929
Religare Health Trust	458,000	341,175
Rotary Engineering, Ltd.	100,000	49,400
Rowsley, Ltd. (b)	1,634,000	254,972
Sabana Shari’ah Compliant Industrial Real Estate Investment Trust (a)	395,363	313,116
Saizen REIT	41,000	28,774
Sinarmas Land, Ltd.	586,000	310,162
Sino Grandness Food Industry Group, Ltd. (a)(b)	181,000	94,382
SMRT Corp., Ltd.	345,000	419,313
Soilbuild Business Space REIT	255,000	158,963
Stamford Land Corp., Ltd.	64,000	28,605
Starhill Global REIT	738,000	457,163
STATS ChipPAC, Ltd. (a)(b)	95,000	45,440
Super Group, Ltd. (a)	244,000	243,943
Swiber Holdings, Ltd. (a)	208,000	74,210
Tat Hong Holdings, Ltd.	73,000	45,221
Technics Oil & Gas, Ltd. (a)(b)	115,000	69,435
Tiger Airways Holdings, Ltd. (a)(b)	175,000	54,889
Tuan Sing Holdings, Ltd.	192,274	67,845
UMS Holdings, Ltd.	325,000	145,260
United Engineers, Ltd.	283,000	628,001
United Envirotech, Ltd. (a)	436,000	463,248
Venture Corp., Ltd.	75,000	447,542
Wing Tai Holdings, Ltd.	823,299	1,139,436
XP Power, Ltd.	2,618	64,808
Yoma Strategic Holdings, Ltd. (a)(b)	539,000	262,040
Yongnam Holdings, Ltd.	449,000	69,711

		25,687,365

SOUTH KOREA — 7.5%
3S Korea Co., Ltd. (b)	15,237	41,874
Able C&C Co., Ltd.	6,619	185,664
Actoz Soft Co., Ltd. (b)	959	35,443
Advanced Process Systems Corp. (b)	5,817	38,587
Ahnlab, Inc.	1,977	69,600
AJ Rent A Car Co., Ltd. (b)	2,620	43,822
AK Holdings, Inc.	1,739	101,843
Amicogen, Inc. (b)	1,724	75,479
Aminologics Co., Ltd. (b)	20,778	28,551
Asiana Airlines, Inc. (b)	168,505	731,346
Binex Co., Ltd. (b)	13,652	104,533
Binggrae Co., Ltd.	3,678	306,369
Bioland, Ltd.	3,573	84,310
Bioneer Corp. (b)	3,334	31,120
Boryung Pharmaceutical Co., Ltd.	2,830	112,771
Bukwang Pharmaceutical Co., Ltd.	7,380	139,872
Celltrion Pharm, Inc. (b)	6,734	70,196
Chabiotech Co., Ltd. (b)	24,018	274,264
Chadiostech Co., Ltd. (b)	9,054	26,212
Chemtronics Co., Ltd.	2,257	18,779
Choa Pharmaceutical Co. (b)	16,394	64,240
Chong Kun Dang Pharmaceutical Corp.	3,150	228,358
Chongkundang Holdings Corp.	1,794	100,304
CJ CGV Co., Ltd. (a)	6,190	313,826
CJ E&M Corp. (b)	12,391	501,394
CJ Freshway Corp. (b)	1,536	59,970
CNK International Co., Ltd. (b)(c)	16,071	26,271
Com2uSCorp (a)(b)	4,932	810,900
Corentec Co., Ltd. (b)	2,464	32,923
Cosmax BTI, Inc.	5,729	296,969
Cosmax, Inc. (b)	5,070	624,591
Crown Confectionery Co., Ltd.	255	48,330
CrucialTec Co., Ltd. (a)(b)	5,764	82,752
CrystalGenomics, Inc. (b)	4,846	61,077
CTC BIO, Inc. (b)	5,832	86,492
Cuckoo Electronics Co., Ltd. (b)	1,469	299,995
D.I Corp. (b)	8,420	75,563
Dae Han Flour Mills Co., Ltd.	437	89,657
Daeduck GDS Co., Ltd.	3,010	34,514
Daesang Corp.	14,370	702,669
Daesang Holdings Co., Ltd.	4,520	92,306
Daewon Pharmaceutical Co., Ltd.	7,880	101,557
Daewoong Pharmaceutical Co., Ltd.	1,565	111,081
Daou Technology, Inc.	6,100	65,610
Digital Power Communications Co., Ltd.	12,660	41,090
Dong-A Pharmaceutical Co., Ltd.	3,734	506,005
Dong-A ST Co., Ltd. (a)	6,294	659,073
Dongbu HiTek Co., Ltd. (b)	6,650	34,597
DongKook Pharmaceutical Co., Ltd.	2,886	95,721
Dongkuk Steel Mill Co., Ltd.	47,942	283,495
Dongsuh Co., Inc.	30,411	684,446
Dongsung Finetec Co., Ltd.	3,928	33,910
Dongwha Pharm Co., Ltd.	28,360	145,126
Dongwon F&B Co., Ltd.	360	116,333
Dongwon Industries Co., Ltd.	1,004	344,419
Duksan Hi-Metal Co., Ltd. (b)	2,376	25,330
EG Corp.	2,129	41,965
EM-Tech Co., Ltd. (b)	4,301	31,791
Eo Technics Co., Ltd.	5,587	423,558
Eugene Investment & Securities Co., Ltd. (a)(b)	267,640	507,254
Eugene Technology Co., Ltd.	3,368	46,758
Fila Korea, Ltd.	6,117	684,014
Gamevil, Inc. (b)	2,964	337,058
GemVax & Kael Co., Ltd. (a)(b)	11,788	231,236
Genic Co., Ltd. (b)	2,510	52,805
Golfzon Co., Ltd.	12,096	298,030
Green Cross Cell Corp. (b)	1,623	37,374
Green Cross Corp.	4,479	541,173
Green Cross Holdings Corp.	11,740	214,719
GS Global Corp.	5,730	51,585
GS Home Shopping, Inc.	2,190	528,173
GS Retail Co., Ltd.	15,043	371,353
Haansoft, Inc.	5,632	144,102

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014

Security Description	Shares	Value

Haesung Industrial Co., Ltd.	598	$17,936
Hana Tour Service, Inc.	14,745	962,739
Hanall Biopharma Co., Ltd. (a)(b)	14,450	61,004
Hanil Cement Co., Ltd.	1,514	195,841
Hanil E-Hwa Co., Ltd. (b)	4,813	106,271
Hanjin Heavy Industries & Construction Co., Ltd. (a)(b)	33,211	163,340
Hanjin Kal Corp. (a)(b)	7,410	181,871
Hanjin Shipping Co., Ltd. (a)(b)	61,909	324,432
Hanjin Shipping Holdings Co., Ltd. (b)	3,291	30,095
Hanjin Transportation Co., Ltd.	3,680	148,211
Hankook Shell Oil Co., Ltd.	270	142,260
Hanmi Pharm Co., Ltd. (b)	7,455	616,746
Hanmi Science Co., Ltd. (b)	16,670	251,176
Hanmi Semiconductor Co., Ltd.	5,090	79,829
Hansae Co., Ltd.	13,555	473,991
Hansol Chemical Co., Ltd.	1,380	38,448
Hansol Logistics Co., Ltd.	24,190	65,790
Hansol Paper Co.	60,358	626,316
Hansol Technics Co., Ltd. (b)	2,940	37,891
Hanwha Securities Co. (b)	120,667	458,540
Harim Co., Ltd. (a)(b)	11,359	57,912
Heung-A Shipping Co., Ltd.	36,840	68,775
Hite Jinro Co., Ltd. (a)	28,614	627,732
Humax Co., Ltd.	47,345	504,744
Huons Co., Ltd.	3,751	198,703
Hwa Shin Co., Ltd.	2,980	29,934
Hyundai BNG Steel Co., Ltd. (b)	2,280	47,642
Hyundai Corp.	3,700	132,537
Hyundai Elevator Co., Ltd. (b)	5,956	206,012
Hyundai Engineering Plastics Co., Ltd.	4,700	31,445
Hyundai Greenfood Co., Ltd.	38,220	753,353
Hyundai Home Shopping Network Corp.	3,507	526,756
Hyundai Hy Communications & Networks Co., Ltd.	6,870	29,915
Hyundai Hysco Co., Ltd.	2,460	181,834
Hyundai Rotem Co., Ltd.	21,568	438,411
Hyundai Securities Co., Ltd. (a)(b)	76,856	512,009
i-SENS, Inc. (b)	1,560	84,117
Il Dong Pharmaceutical Co., Ltd.	8,190	133,104
Iljin Display Co., Ltd.	5,260	40,674
Ilyang Pharmaceutical Co., Ltd.	3,660	94,166
iMarketKorea, Inc.	7,210	217,274
Infraware, Inc. (b)	7,523	50,617
InkTec Co., Ltd. (b)	1,572	19,292
Innox Corp. (b)	3,215	45,700
Interpark Corp.	28,642	327,066
iNtRON Biotechnology, Inc. (b)	4,293	66,109
JB Financial Group Co., Ltd. (a)	307,802	2,059,305
Jeil Pharmaceutical Co.	5,960	117,195
Jenax, Inc. (b)	6,457	49,135
JoyCity Corp. (b)	1,354	25,085
Jusung Engineering Co., Ltd. (b)	7,344	25,472
JW Pharmaceutical Corp.	7,650	114,904
JYP Entertainment Corp. (b)	11,353	49,705
KC Green Holdings Co., Ltd.	5,010	42,967
KCP Co., Ltd.	5,438	127,801
Kginicis Co., Ltd. (a)	4,968	73,208
KGMobilians Co., Ltd.	2,708	29,896
KH Vatec Co., Ltd.	4,313	119,550
Koh Young Technology, Inc.	2,601	69,878
Kolao Holdings (a)	15,659	249,297
Kolon Industries, Inc.	8,047	444,577
Kolon Life Science, Inc.	1,773	97,618
Komipharm International Co., Ltd. (b)	12,451	118,581
KONA I Co., Ltd. (a)	4,224	156,111
Korea Electric Terminal Co., Ltd.	2,320	114,324
Korea Kolmar Co., Ltd.	8,906	527,482
Korea Line Corp. (b)	3,550	83,767
Korea Petrochemical Ind Co., Ltd.	624	42,576
Korea Real Estate Investment & Trust Co.	47,587	121,307
Korea United Pharm, Inc.	6,300	71,940
Korean Reinsurance Co.	115,180	1,233,389
Kortek Corp.	6,067	64,968
KT Skylife Co., Ltd.	13,548	290,796
Ktis Corp.	12,510	52,340
Kumho Industrial Co., Ltd. (b)	6,850	80,493
Kumho Tire Co., Inc. (b)	56,581	576,400
Kwang Dong Pharmaceutical Co., Ltd.	15,690	147,198
KyungDong City Gas Co., Ltd.	472	54,793
Kyungdong Pharm Co., Ltd.	6,247	150,070
LEENO Industrial, Inc.	3,113	119,918
LF Corp.	11,230	372,471
LG Hausys, Ltd.	3,456	684,486
LG International Corp.	33,850	824,397
LG Life Sciences, Ltd. (a)(b)	25,289	891,496
LIG Insurance Co., Ltd.	35,667	943,008
Lock & Lock Co., Ltd. (a)	3,060	34,942
Logistics Energy Korea Co., Ltd. (b)	20,680	34,099
LOTTE Himart Co., Ltd. (a)	3,834	263,411
Lotte Samkang Co., Ltd.	667	481,643
LS Industrial Systems Co., Ltd.	10,028	557,824
Lumens Co., Ltd. (b)	13,531	91,297
Macrogen, Inc. (b)	2,030	93,781
Maeil Dairy Industry Co., Ltd.	1,369	47,417
Mando Corp. (c)	4,955	643,293
Medipost Co., Ltd. (a)(b)	5,048	303,287
Medy-Tox, Inc.	2,276	483,131
MegaStudy Co., Ltd.	5,723	368,246
Melfas, Inc. (b)	13,314	70,402
Meritz Finance Holdings Co., Ltd.	8	64
Meritz Fire & Marine Insurance Co., Ltd.	86,500	1,073,821
Meritz Securities Co., Ltd.	317,558	1,190,184
Mirae Asset Securities Co., Ltd.	16,221	684,041
Mirae Corp. (b)	163,980	26,728
Modetour Network, Inc.	2,805	59,808
Muhak Co., Ltd. (b)	3,650	115,700
Naturalendo Tech Co., Ltd. (b)	9,743	419,173
Neowiz Games Corp. (b)	10,614	220,276
NEPES Corp. (a)(b)	5,313	29,454
Nexen Tire Corp.	23,660	309,413
NHN Entertainment Corp. (a)(b)	7,338	573,689
NICE Holdings Co., Ltd.	4,890	72,058
NongShim Co., Ltd.	2,501	644,655
Opto Device Technology Co., Ltd.	5,513	45,452

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014

Security Description	Shares	Value

Osstem Implant Co., Ltd. (b)	2,780	$111,964
Pan Ocean Co., Ltd. (b)	67,509	277,009
Partron Co., Ltd.	22,155	202,182
Pharmicell Co., Ltd. (b)	8,960	37,954
Poongsan Corp.	39,032	1,094,856
Posco ICT Co., Ltd.	7,233	48,528
Power Logics Co., Ltd. (b)	14,190	45,720
Redrover Co., Ltd. (b)	9,588	60,876
S&T Dynamics Co., Ltd.	6,670	65,420
S-Energy Co., Ltd.	4,773	36,320
Sajo Industries Co., Ltd. (b)	1,120	42,773
Sam Yung Trading Co., Ltd.	5,100	117,925
Samchully Co., Ltd.	450	64,819
Samchuly Bicycle Co., Ltd.	4,753	95,488
Samjin Pharmaceutical Co., Ltd.	9,170	209,426
Samsung Fine Chemicals Co., Ltd. (a)	29,505	1,068,080
Samyang Holdings Corp.	4,392	362,098
Sansung Life & Science Co., Ltd. (b)	8,803	218,980
Sapphire Technology Co., Ltd. (a)(b)	2,440	42,083
SeAH Steel Corp.	600	52,424
Sebang Co., Ltd.	2,380	46,235
Seegene, Inc. (a)(b)	8,171	428,973
Seoul Semiconductor Co., Ltd.	21,064	478,069
SEOWONINTECH Co., Ltd.	2,657	29,837
Seoyeon Co., Ltd.	2,206	40,347
SFA Engineering Corp.	24,951	1,026,177
Silicon Works Co., Ltd.	1,700	37,053
Silla Co., Ltd.	1,450	35,863
Sindoh Co., Ltd.	780	55,585
SK Broadband Co., Ltd. (b)	153,411	681,827
SK Chemicals Co., Ltd.	16,358	934,743
SK Communications Co., Ltd. (b)	5,331	36,475
SKC Co., Ltd.	12,540	374,922
SM Culture & Contents Co., Ltd. (b)	14,235	46,337
SM Entertainment Co. (a)(b)	8,105	299,545
Soulbrain Co., Ltd.	1,647	40,268
Suheung Co., Ltd.	1,410	73,490
SundayToz Corp.	10,395	202,433
Sungwoo Hitech Co., Ltd.	25,642	415,521
Suprema, Inc. (b)	2,991	82,906
Synopex, Inc. (b)	27,536	39,924
Taekwang Industrial Co., Ltd.	472	594,892
Taihan Electric Wire Co., Ltd. (b)	27,060	52,569
Tera Semicon Co., Ltd. (b)	2,417	37,220
The Basic House Co., Ltd.	1,800	41,109
Tong Yang Securities, Inc. (a)(b)	86,580	219,886
Toray Chemical Korea, Inc. (b)	2,900	38,337
Tovis Co., Ltd.	6,895	113,365
Value Added Technologies Co., Ltd.	3,296	78,086
Vieworks Co., Ltd.	1,496	49,973
ViroMed Co., Ltd. (b)	4,559	245,825
WeMade Entertainment Co., Ltd. (b)	2,049	85,436
Whanin Pharmaceutical Co., Ltd.	7,880	160,550
Wins Co., Ltd.	3,929	33,100
WiSoL Co., Ltd. (b)	4,650	32,608
Wonik IPS Co., Ltd. (b)	40,872	486,087
Woojeon & Handan Co., Ltd.	8,280	22,912
Woongjin Thinkbig Co., Ltd. (b)	6,370	43,161
Wooree ETI Co., Ltd.	11,894	17,414
Woori Investment & Securities Co., Ltd.	3	34
YG Entertainment, Inc.	6,090	297,214
Yuhan Corp.	9,162	1,614,908
Yungjin Pharmaceutical Co., Ltd. (b)	48,580	73,198

		59,707,569

SPAIN — 0.8%
Construcciones y Auxiliar de Ferrocarriles SA	2,252	752,744
Faes Farma SA	238,656	610,501
Let’s GOWEX SA (a)(b)(e)	9,561	0
Merlin Properties Socimi SA (b)	41,939	532,443
NH Hotel Group SA (b)	17,498	85,544
Promotora de Informaciones SA (Class A) (b)	376,469	113,662
Tubacex SA	160,783	802,281
Tubos Reunidos SA	215,821	682,953
Vidrala SA	51,116	2,228,390
Zeltia SA (b)	176,337	634,860

		6,443,378

SWEDEN — 2.1%
Active Biotech AB (b)	8,766	35,874
AddTech AB (Class B)	25,980	355,908
AF AB (Class B)	29,743	453,877
Arcam AB (b)	8,529	200,553
Avanza Bank Holding AB	10,148	342,800
B&B Tools AB (Class B)	10,049	197,609
BE Group AB (b)	18,949	23,133
Beijer Alma AB	6,186	145,888
Beijer Ref AB	5,741	114,885
Betsson AB (b)	24,688	876,773
Bilia AB (Class A)	6,610	177,895
BioGaia AB (Class B)	3,913	87,940
Bufab Holding AB (b)	8,782	69,139
Byggmax Group AB	27,610	180,022
CDON Group AB (a)(b)	65,529	199,085
Clas Ohlson AB (Class B)	13,670	231,835
Cloetta AB (Class B) (b)	110,196	330,203
Com Hem Holding AB (b)	41,562	302,991
Concentric AB	22,308	263,825
D. Carnegie Co. & AB (b)	30	176
Duni AB	13,698	171,976
Eniro AB (b)	34,747	50,662
Fingerprint Cards AB (Class B) (a)(b)	18,733	94,855
Haldex AB	94,023	1,092,396
Hemfosa Fastigheter AB (b)	23,788	372,904
HIQ International AB (b)	6,862	35,317
Holmen AB (Class B)	24,959	761,055
Industrial & Financial Systems (Class B)	10,543	321,772
Indutrade AB	12,722	484,461
Investment AB Oresund (b)	7,798	169,301
KNOW IT AB	4,712	35,952
Kungsleden AB (a)	163,148	970,957
Lagercrantz AB (Class B)	7,732	132,471
Lindab International AB (b)	20,846	178,720
Medivir AB (Class B) (a)(b)	11,279	195,588

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014

Security Description	Shares	Value

Net Entertainment NE AB (Class B) (b)	13,102	$351,706
New Wave Group AB (Class B)	187,725	856,799
Nobia AB (a)	95,602	832,227
Nolato AB (Class B)	12,123	274,972
Nordnet AB (Class B)	52,195	199,124
Opus Group AB (a)	77,683	119,083
Orexo AB (a)(b)	7,843	138,997
Proact IT Group AB	2,359	24,871
Proffice AB (Class B)	21,354	66,357
Ratos AB (Class B)	55,518	402,422
Recipharm AB (Class B) (b)	8,502	144,483
Rezidor Hotel Group AB (b)	23,067	107,841
SAS AB (a)(b)	45,817	81,040
Semcon AB	4,323	31,035
SkiStar AB	2,643	29,424
Sweco AB (Class B)	10,759	152,615
Systemair AB	4,556	62,256
Tethys Oil AB (b)	8,822	107,393
Vostok Nafta Investment, Ltd. ADR (a)(b)	21,552	136,935
Wihlborgs Fastigheter AB	184,803	3,179,009

		16,957,387

SWITZERLAND — 2.6%
AFG Arbonia-Forster Holding AG (b)	4,003	85,883
APG SGA SA	300	90,267
Ascom Holding AG	20,935	293,594
Autoneum Holding AG (b)	1,414	221,830
Basilea Pharmaceutica AG (a)(b)	8,609	864,053
Belimo Holding AG	1,353	3,370,110
Bell AG	79	177,760
Bobst Group SA	2,754	119,758
Bossard Holding AG (b)	1,992	207,122
Burckhardt Compression Holding AG	1,373	634,411
Cembra Money Bank AG	9,934	566,617
Comet Holding AG (b)	338	214,014
Conzzeta AG (b)	49	180,769
EFG International AG (b)	19,236	193,467
Emmi AG (b)	1,103	376,902
Evolva Holding SA (a)(b)	104,423	135,515
Gategroup Holding AG (b)	7,992	171,884
Gurit Holding AG (b)	64	28,048
HBM Healthcare Investments AG (Class A) (b)	3,102	273,515
Huber & Suhner AG	6,244	303,868
Implenia AG (b)	4,978	271,953
Inficon Holding AG (b)	935	284,757
Interroll Holding AG (b)	400	228,990
Intershop Holdings AG	251	93,517
Kaba Holding AG (Class B) (b)	951	441,909
Kardex AG (b)	4,045	176,109
Komax Holding AG (b)	2,196	314,404
Kudelski SA	64,351	838,482
Kuoni Reisen Holding (Class B) (b)	4,111	1,112,186
LEM Holding SA	271	202,222
Leonteq AG (b)	1,996	445,575
MCH Group AG	422	29,260
Metall Zug AG (Class B)	62	163,906
Meyer Burger Technology AG (a)(b)	37,803	387,327
Micronas Semiconductor Holding AG (b)	37,557	282,611
Mobilezone Holding AG (b)	14,252	154,378
Mobimo Holding AG (b)	3,076	596,206
Myriad Group AG (b)	27,321	131,530
Orascom Development Holding AG (b)	5,277	101,895
Orior AG (b)	5,716	316,160
Phoenix Mecano AG	110	52,151
Rieter Holding AG (b)	292	58,981
Santhera Pharmaceutical Holding AG (b)	2,127	193,556
Schmolz + Bickenbach AG (b)	183,554	236,286
Schweiter Technologies AG	332	237,317
Schweizerische National-Versicherungs-Gesellschaft AG	8,265	721,403
Siegfried Holding AG (b)	1,729	256,771
Solvalor 61	551	129,172
Swisslog Holding AG (b)	151,398	212,322
Swissquote Group Holding SA	5,489	179,807
Tecan Group AG	4,635	487,512
U-Blox AG (b)	2,837	350,951
Valiant Holding AG	6,564	522,784
Valora Holding AG (b)	7,950	1,650,738
Vaudoise Assurances Holding SA	442	193,361
Zehnder Group AG	2,546	98,456

		20,664,332

UNITED ARAB EMIRATES — 0.0% (d)
Polarcus, Ltd. (b)	128,336	34,568

UNITED KINGDOM — 10.9%
4imprint Group PLC	8,135	97,855
A.G.BARR PLC	45,766	457,774
Afren PLC (b)	509,294	854,540
African Barrick Gold, Ltd.	38,143	135,296
Air Berlin PLC (a)(b)	21,316	34,494
Alent PLC	102,011	542,431
Allied Minds PLC (b)	89,532	402,051
Amarin Corp. PLC ADR (a)(b)	65,239	71,111
Anite PLC	142,509	199,840
AO World PLC (b)	84,456	257,402
APR Energy PLC (a)	21,410	188,122
Arrow Global Group PLC	67,509	290,295
Asia Resource Minerals PLC (b)	13,440	15,034
Avon Rubber PLC	4,276	42,667
Betfair Group PLC	36,939	699,441
Big Yellow Group PLC	57,649	485,980
Bloomsbury Publishing PLC	20,844	55,671
Bovis Homes Group PLC	116,717	1,473,991
Brammer PLC	55,293	337,040
Brewin Dolphin Holdings PLC	108,594	478,848
Cairn Energy PLC (b)	248,306	710,485
Card Factory PLC (b)	53,356	200,676
Centamin PLC	457,980	454,011
Chemring Group PLC	189,726	690,504
Chesnara PLC	49,940	287,409
Cineworld Group PLC	44,574	235,571
Circassia Pharmaceuticals PLC (b)	87,704	432,231
Clarkson PLC	3,693	140,692

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014

Security Description	Shares	Value

Communisis PLC	51,309	$49,700
Computacenter PLC	36,463	372,406
Connect Group PLC	54,376	131,566
Consort Medical PLC	11,812	185,746
Countrywide PLC	66,693	488,051
Cranswick PLC	20,687	445,368
Crest Nicholson Holdings PLC	88,381	465,656
CSR PLC	107,390	1,319,642
Daejan Holdings PLC	2,214	175,118
Dairy Crest Group PLC	170,720	1,062,077
Darty PLC	347,348	418,104
De La Rue PLC	36,995	286,078
Debenhams PLC	457,273	432,183
Dechra Pharmaceuticals PLC	28,297	347,723
Development Securities PLC	54,168	172,555
Devro PLC	61,447	236,834
Dialight PLC	6,846	99,997
Dignity PLC	16,147	383,489
Diploma PLC	47,557	531,584
Domino Printing Sciences PLC	50,638	501,581
Domino’s Pizza UK & IRL PLC	71,976	662,765
E2V Technologies PLC	102,243	266,860
Electrocomponents PLC	171,828	621,187
EnQuest PLC (b)	294,939	524,042
Enterprise Inns PLC (b)	427,953	863,057
esure Group PLC	111,789	418,453
Exova Group PLC (b)	56,417	161,428
F&C Commercial Property Trust, Ltd.	278,761	567,151
FDM Group Holdings PLC (b)	39,792	229,974
Fenner PLC	163,756	843,142
Fidessa Group PLC	18,805	698,428
Findel PLC (b)	29,934	117,437
Flybe Group PLC (b)	119,927	237,192
Fortune Oil PLC	400,667	55,276
Foxtons Group PLC	94,297	328,670
Fuller Smith & Turner (Class A)	7,636	111,660
Galliford Try PLC	110,128	2,260,241
Games Workshop Group PLC	6,056	58,661
Gem Diamonds, Ltd. (b)	95,474	297,173
Genus PLC	33,261	609,308
Go-Ahead Group PLC	17,357	716,401
Grainger PLC	168,995	508,207
Greggs PLC	50,626	485,868
Guinness Peat Group PLC (b)	568,893	276,678
Gulf Keystone Petroleum, Ltd. (b)	422,187	426,057
Gulf Marine Services PLC	82,633	210,318
Halfords Group PLC	84,972	653,635
Hansteen Holdings PLC	170,911	286,770
Hardy Oil & Gas PLC (b)	18,822	31,124
Headlam Group PLC	19,236	127,856
Helical Bar PLC	40,621	230,485
HellermannTyton Group PLC	71,229	357,735
Hilton Food Group PLC	29,042	195,859
Hochschild Mining PLC (b)	61,219	134,279
Hogg Robinson Group PLC	30,470	22,599
Homeserve PLC	134,345	696,286
Huntsworth PLC	72,077	56,963
Hyder Consulting PLC	14,065	170,783
Imagination Technologies Group PLC (b)	86,107	263,132
Infinis Energy PLC	9,507	33,907
Innovation Group PLC	555,740	256,767
Intelligent Energy Holdings PLC (b)	47,538	190,739
Interserve PLC	154,811	1,504,576
IP Group PLC (b)	213,989	708,387
ITE Group PLC	302,289	830,645
J.D. Wetherspoon PLC	141,450	1,829,907
James Fisher & Sons PLC	19,605	421,438
JD Sports Fashion PLC	14,018	97,491
John Menzies PLC	20,522	189,302
Johnston Press PLC (b)	1,409,563	78,379
Just Retirement Group PLC (b)	62,484	132,799
Kcom Group PLC	215,496	330,137
Keller Group PLC	55,180	787,205
Kier Group PLC	57,093	1,522,552
Laird PLC	197,991	994,054
Lamprell PLC (b)	114,513	303,062
Lancashire Holdings, Ltd.	59,532	617,666
Lavendon Group PLC	63,748	208,499
Londonmetric Property PLC	140,175	315,870
Lookers PLC	128,624	279,415
Low & Bonar PLC	87,710	85,670
LSL Property Services PLC	39,783	210,251
Luxfer Holdings PLC ADR	8,814	152,130
Marshalls PLC	101,941	331,763
Marston’s PLC	145,633	347,765
Mcbride PLC (b)	144,798	204,223
McColl’s Retail Group PLC	61,356	188,988
McKay Securities PLC	53,067	204,320
Mears Group PLC	33,774	238,174
Mecom Group PLC (b)	71,210	165,659
Micro Focus International PLC	72,465	1,245,252
Mitie Group PLC (a)	489,315	2,283,776
Moneysupermarket.com Group PLC	221,498	703,082
Morgan Crucible Co. PLC	301,388	1,450,151
Morgan Sindall PLC	64,853	862,645
Mothercare PLC (a)(b)	31,099	134,989
Mucklow A & J Group PLC	14,430	100,006
NCC Group PLC	73,452	233,390
NMC Health PLC	12,117	93,699
Northgate PLC	47,869	375,443
Novae Group PLC	26,159	227,729
OneSavings Bank PLC (b)	59,186	191,899
Optos PLC (b)	42,970	136,709
Oxford Immunotec Global PLC (a)(b)	2,650	40,465
Oxford Instruments PLC	23,201	383,645
Pace PLC	170,447	823,710
Paragon Group of Cos PLC	128,562	712,791
PayPoint PLC	94,607	1,508,415
Pendragon PLC	514,898	275,460
Perform Group PLC (b)	59,827	250,812
Petra Diamonds, Ltd. (b)	173,812	535,937
Petropavlovsk PLC (a)(b)	74,876	26,705
Pets at Home Group PLC (b)	97,209	275,626
Photo-Me International PLC	49,727	106,009
Polypipe Group PLC	37,168	148,378
Poundland Group PLC (b)	71,645	366,793

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014

Security Description	Shares	Value

Premier Farnell PLC	453,282	$1,337,405
Premier Foods PLC (b)	443,483	262,418
Quintain Estates & Development PLC (b)	180,358	260,225
Rank Group PLC	13,270	34,635
Rathbone Brothers PLC	18,879	583,651
Raven Russia, Ltd. (b)	154,477	162,154
Redrow PLC	243,191	1,106,657
Renishaw PLC	18,795	496,653
Renold PLC (b)	82,685	75,065
Ricardo PLC	15,265	166,051
Robert Walters PLC	14,154	69,411
RPC Group PLC	57,489	520,978
RPS Group PLC	227,194	961,304
Safestore Holdings PLC	77,840	270,047
Salamander Energy PLC (b)	133,059	215,709
Savills PLC	43,273	428,980
SDL PLC (b)	45,782	256,057
Senior PLC	513,633	2,233,238
Shanks Group PLC	408,334	595,774
SIG PLC	309,379	835,582
Skyepharma PLC (b)	45,111	240,786
Speedy Hire PLC	184,175	210,496
Spire Healthcare Group PLC (b)(f)	82,103	385,062
Spirent Communications PLC	331,409	561,978
Spirit Pub Co. PLC	326,081	507,481
SSP Group PLC (b)	124,696	524,986
ST Modwen Properties PLC	70,370	418,675
St. Ives PLC	61,254	198,356
SThree PLC	47,835	271,611
Stobart Group, Ltd.	113,941	205,034
Stock Spirits Group PLC	88,516	418,439
Stolt-Nielsen, Ltd.	13,914	269,712
SuperGroup PLC (b)	19,757	362,889
SVG Capital PLC (b)	16,990	113,038
Synergy Health PLC	21,826	518,364
Synthomer PLC	125,745	432,165
Ted Baker PLC	10,310	311,383
Telecom Plus PLC	29,804	645,029
The Renewables Infrastructure Group, Ltd.	94,542	163,229
The Restaurant Group PLC	49,355	522,077
The Vitec Group PLC	3,197	31,797
Tipp24 SE	4,391	166,352
Topps Tiles PLC	25,983	43,913
Trinity Mirror PLC (b)	103,907	284,257
Tritax Big Box REIT PLC (a)	133,110	232,515
Tullett Prebon PLC	218,682	950,104
Tyman PLC	61,580	259,310
Unite Group PLC	308,835	2,125,335
Urban & Civic PLC (b)	36,592	138,515
Vectura Group PLC (b)	152,423	326,173
Wilmington Group PLC	21,519	75,091
Wincanton PLC (b)	226,408	500,094
Workspace Group PLC	43,501	446,049
Xaar PLC	30,835	187,955
Xchanging PLC	114,091	347,722
Zoopla Property Group PLC (b)(f)	139,201	533,925

		86,217,207

UNITED STATES — 0.2%
Diligent Board Member Services, Inc. (b)	57,971	209,661
Eros International PLC (b)	15,363	224,453
Kofax, Ltd. (a)(b)	25,231	196,438
LivePerson, Inc. (b)	32,042	404,906
Magnachip Semiconductor Corp. (b)	23,946	280,168

		1,315,626

TOTAL COMMON STOCKS —
(Cost $855,867,568)		786,466,073

PREFERRED STOCKS — 0.1%
GERMANY — 0.0% (d)
Hornbach Holding AG	2,519	199,201

ITALY — 0.1%
Italmobiliare SpA	13,654	267,351

UNITED KINGDOM — 0.0% (d)
Doric Nimrod Air Three, Ltd.	53,593	93,833

TOTAL PREFERRED STOCKS —
(Cost $606,443)		560,385

RIGHTS — 0.0% (d)
ITALY — 0.0% (d)
Beni Stabili SpA (expiring 10/17/14) (b)	847,837	2,851
Immobiliare Grande Distribuzione (expiring 10/17/14) (b)	34,970	7,488

		10,339

SOUTH KOREA — 0.0% (d)
Hansol Technics Co., Ltd. (expiring 10/29/14) (b)	890	1,181
Woongjin Thinkbig Co., Ltd. (expiring 10/30/14) (b)	1,038	1,308
Mirae Corp. (expiring 10/31/14) (b)	33,327	1,958

		4,447

SWEDEN — 0.0% (d)
Kungsleden AB (expiring 10/8/14) (a)(b)	163,148	58,846

TOTAL RIGHTS —
(Cost $12,299)		73,632

WARRANTS — 0.0% (d)
HONG KONG — 0.0% (d)
HKC Holdings, Ltd. (expiring 10/17/15) (b)	276,200	0

ISRAEL — 0.0% (d)
Africa Israel Investments, Ltd. (expiring 03/31/15) (b)	3,032	213

TOTAL WARRANTS —
(Cost $0)		213

SHORT TERM INVESTMENTS — 11.4%
UNITED STATES — 11.4%
MONEY MARKET FUNDS — 11.4%
State Street Navigator Securities Lending Prime Portfolio (g)(h)	88,577,906	88,577,906

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014

Security Description	Shares	Value

State Street Institutional Liquid Reserves Fund 0.09% (h)(i)	1,813,375	$1,813,375

TOTAL SHORT TERM INVESTMENTS —
(Cost $90,391,281)		90,391,281

TOTAL INVESTMENTS — 110.7%
(Cost $946,877,591)		877,491,584
OTHER ASSETS & LIABILITIES — (10.7)%		(84,772,707)

NET ASSETS — 100.0%		$792,718,877

(a)	A portion of the security was on loan at September 30, 2014.
(b)	Non-income producing security
(c)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs (Note 2).
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 3 inputs (Note 2).
(f)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.3% of net assets as of September 30, 2014, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	Investments of cash collateral for securities loaned
(h)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(i)	The rate shown is the annualized seven-day yield at period end.
PLC = Public Limited Company
REIT = Real Estate Investment Trust
SCA = Societe en Commandite par Actions (partnership limited by shares)
SDR = Swedish Depositary Receipt

See accompanying notes to financial statements.

SPDR Dow Jones International Real Estate ETF
SCHEDULE OF INVESTMENTS
September 30, 2014

Security Description	Shares	Value

COMMON STOCKS — 99.9%
AUSTRALIA — 12.9%
Astro Japan Property Group	739,752	$2,880,574
BWP Trust	5,668,319	11,854,548
CFS Retail Property Trust Group	27,964,683	48,818,632
Charter Hall Retail REIT	3,640,656	12,105,871
Dexus Property Group	63,857,711	62,025,337
Goodman Group	50,485,028	81,769,574
Investa Office Fund	7,217,161	21,156,509
Scentre Group (a)	62,578,773	179,611,316
The GPT Group	19,920,766	67,460,539
Westfield Corp.	22,468,275	146,473,417

		634,156,317

AUSTRIA — 1.6%
Atrium European Real Estate, Ltd. (a)	2,015,941	10,492,146
BUWOG AG (a)(b)	597,105	11,823,540
CA Immobilien Anlagen AG (a)	928,843	18,550,835
IMMOFINANZ AG (a)	12,472,930	35,404,693

		76,271,214

BELGIUM — 0.8%
Befimmo SA	218,370	16,217,567
Cofinimmo SA	203,769	23,089,782

		39,307,349

BRAZIL — 0.9%
BR Malls Participacoes SA	5,413,640	42,719,489

CANADA — 9.9%
Artis REIT	792,464	10,856,448
Boardwalk REIT	300,827	18,546,804
Brookfield Asset Management, Inc. (Class A) (b)	6,709,389	301,863,969
Calloway REIT	779,223	17,933,529
Canadian Apartment Properties REIT	642,169	13,555,337
Canadian REIT	399,038	17,321,224
Chartwell Retirement Residences	1,038,628	10,185,999
Crombie Real Estate Investment Trust (c)	270,074	3,180,520
Crombie Real Estate Investment Trust (c)	481,747	5,582,411
First Capital Realty, Inc.	1,134,114	17,769,528
H&R REIT	1,569,026	30,691,162
RioCan REIT	1,766,605	40,578,722

		488,065,653

CHINA — 2.5%
Hongkong Land Holdings, Ltd.	13,827,000	94,023,600
Kerry Properties, Ltd.	8,318,670	27,960,656

		121,984,256

FRANCE — 9.5%
Fonciere Des Regions	531,253	47,883,364
Gecina SA	422,240	55,339,694
Klepierre	1,172,229	51,339,967
Mercialys SA REIT	648,564	14,145,187
Unibail-Rodamco SE	1,152,213	296,492,066

		465,200,278

HONG KONG — 7.9%
Champion REIT	30,385,174	12,678,261
Hang Lung Group, Ltd.	10,828,808	53,620,387
Hang Lung Properties, Ltd.	26,885,755	76,518,678
Hysan Development Co., Ltd.	8,251,846	38,150,348
Kerry Logistics Network, Ltd.	250	390
Prosperity REIT	14,954,000	4,641,169
The Link REIT	27,158,855	156,515,532
Wheelock & Co., Ltd.	9,552,545	45,640,033

		387,764,798

ITALY — 0.1%
Beni Stabili SpA (b)	9,865,920	6,954,422

JAPAN — 21.7%
Activia Properties, Inc.	2,685	21,564,201
Aeon Mall Co., Ltd.	1,372,340	26,184,490
Daibiru Corp.	673,000	7,724,208
Daiwa Office Investment Corp. (b)	3,298	17,798,587
Frontier Real Estate Investment Corp. (b)	5,480	26,277,223
Fukuoka REIT Corp. (b)	7,299	13,474,156
Global One Real Estate Investment Co., Ltd.	2,166	6,111,281
Hankyu REIT, Inc.	1,275	7,334,199
Heiwa Real Estate Co., Ltd.	419,000	6,600,410
Hulic Co., Ltd.	4,563,790	48,261,055
Japan Excellent, Inc.	14,257	18,312,697
Japan Prime Realty Investment Corp.	9,697	34,917,863
Japan Real Estate Investment Corp.	14,715	75,657,596
Japan Retail Fund Investment Corp.	27,127	54,652,145
Kenedix Office Investment Corp.	3,922	21,058,918
Kenedix Residential Investment Corp.	3,267	8,351,035
Mitsui Fudosan Co., Ltd.	11,653,000	356,882,752
Mori Hills REIT Investment Corp.	13,944	19,372,493
Mori Trust Sogo REIT, Inc. (b)	12,101	22,382,906
Nippon Building Fund, Inc.	16,596	87,295,611
Nomura Real Estate Office Fund, Inc.	4,384	20,062,610
NTT Urban Development Corp.	1,276,531	13,429,206
Orix JREIT, Inc.	23,107	29,048,318
Premier Investment Corp.	2,239	10,001,459
Tokyu Fudosan Holdings Corp.	6,025,600	41,307,728
Tokyu REIT, Inc.	10,920	14,394,749
Top REIT, Inc.	2,069	9,062,897
United Urban Investment Corp.	29,525	45,298,851

		1,062,819,644

NETHERLANDS — 2.3%
Corio NV	1,184,476	58,093,428
Eurocommercial Properties NV	502,753	22,146,031
VastNed Retail NV	223,750	10,236,248
Wereldhave NV	254,814	20,987,474

		111,463,181

NEW ZEALAND — 0.7%
Argosy Property, Ltd.	9,097,663	7,126,629
Goodman Property Trust	11,760,546	9,716,762
Kiwi Income Property Trust	11,727,158	10,648,954

See accompanying notes to financial statements.

SPDR Dow Jones International Real Estate ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014

Security Description	Shares	Value

Precinct Properties	9,976,866	$8,437,468

		35,929,813

PHILIPPINES — 1.9%
Ayala Land, Inc.	66,710,900	51,953,561
SM Prime Holdings, Inc.	111,169,900	43,301,206

		95,254,767

SINGAPORE — 7.8%
Ascendas REIT	24,017,831	42,374,437
Cambridge Industrial Trust (b)	13,557,155	7,600,852
CapitaCommercial Trust (b)	24,510,676	30,655,162
CapitaLand, Ltd. (b)	30,530,999	76,608,795
CapitaMall Trust (b)	30,513,168	45,699,170
Frasers Commercial Trust	5,884,961	6,229,669
Global Logistic Properties, Ltd.	36,402,000	77,353,893
Guocoland, Ltd. (b)	3,615,666	5,812,056
Keppel REIT (b)	17,815,000	16,623,422
Mapletree Logistics Trust	17,365,014	15,726,959
Starhill Global REIT	16,196,482	10,033,107
Suntec REIT (b)	29,356,351	40,513,744
United Industrial Corp., Ltd. (b)	2,291,245	5,982,785

		381,214,051

SOUTH AFRICA — 1.6%
Acucap Properties, Ltd.	326,995	1,329,020
Capital Property Fund (a)	17,155,720	18,282,023
Fountainhead Property Trust (b)	9,757,573	6,649,995
Growthpoint Properties, Ltd. REIT	20,624,985	44,980,385
SA Corporate Real Estate Fund	16,661,716	6,518,247

		77,759,670

SPAIN — 0.0% (d)
Martinsa-Fadesa SA (a)(e)(f)	35,998	0

SWEDEN — 2.1%
Castellum AB	2,021,673	30,794,586
Fabege AB	1,652,335	21,054,183
Great Portland Estates PLC	4,042,312	41,907,681
Kungsleden AB (b)	1,314,312	7,821,983

		101,578,433

SWITZERLAND — 1.8%
PSP Swiss Property AG (a)	452,849	38,009,932
Swiss Prime Site AG (a)	711,118	52,766,369

		90,776,301

THAILAND — 0.5%
Central Pattana PCL NVDR	15,824,823	22,694,041

UNITED KINGDOM — 13.4%
Big Yellow Group PLC	1,575,787	13,283,854
Capital & Counties Properties PLC	8,736,280	46,553,195
Derwent London PLC	1,198,404	53,057,673
Grainger PLC	4,893,801	14,716,803
Hammerson PLC	8,377,671	78,025,504
Intu Properties PLC	11,097,289	58,054,930
Land Securities Group PLC	9,169,312	154,445,602
Segro PLC	8,721,236	51,336,651
Shaftesbury PLC	3,265,656	36,079,420
The British Land Co. PLC	12,026,396	136,963,573
Workspace Group PLC	1,239,004	12,704,468

		655,221,673

TOTAL COMMON STOCKS —
(Cost $4,357,315,940)		4,897,135,350

RIGHTS — 0.0% (d)
ITALY — 0.0% (d)
Beni Stabili SpA (expiring 10/17/14) (a)	9,865,920	205,642

SWEDEN — 0.0% (d)
Kungsleden AB (expiring 10/8/14) (a)(b)	1,656,830	597,602

TOTAL RIGHTS —
(Cost $0)		803,244

SHORT TERM INVESTMENTS — 1.7%
UNITED STATES — 1.7%
MONEY MARKET FUNDS — 1.7%
State Street Navigator Securities Lending Prime Portfolio (g)(h)	50,286,709	50,286,709
State Street Institutional Liquid Reserves Fund 0.09% (h)(i)	34,936,010	34,936,010

TOTAL SHORT TERM INVESTMENTS —
(Cost $85,222,719)		85,222,719

TOTAL INVESTMENTS — 101.6%
(Cost $4,442,538,659)		4,983,161,313
OTHER ASSETS & LIABILITIES — (1.6)%		(80,105,035)

NET ASSETS — 100.0%		$4,903,056,278

(a)	Non-income producing security
(b)	A portion of the security was on loan at September 30, 2014.
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Security is valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs (Note 2).
(f)	Company has filed for insolvency.
(g)	Investments of cash collateral for securities loaned
(h)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(i)	The rate shown is the annualized seven-day yield at period end.
NVDR = Non Voting Depositary Receipt
PCL = Public Company Limited
PLC = Public Limited Company
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR S&P Global Infrastructure ETF
SCHEDULE OF INVESTMENTS
September 30, 2014

Security Description	Shares	Value

COMMON STOCKS — 99.6%
AUSTRALIA — 7.9%
Macquarie Atlas Roads Group (a)	186,408	$469,775
Qube Holdings Ltd.	343,110	750,596
Sydney Airport	538,835	2,013,337
Transurban Group	835,193	5,642,050

		8,875,758

BRAZIL — 1.2%
Cia de Saneamento Basico do Estado de Sao Paulo ADR (a)	22,683	183,959
Companhia Energetica de Minas Gerais ADR	49,389	307,694
Ultrapar Participacoes SA ADR	38,769	818,801

		1,310,454

CANADA — 9.1%
AltaGas, Ltd. (a)	11,888	503,050
Enbridge, Inc. (a)	75,681	3,630,494
Gibson Energy, Inc. (a)	11,072	346,560
Pembina Pipeline Corp. (a)	29,185	1,232,113
TransCanada Corp. (a)	63,279	3,266,013
Veresen, Inc. (a)	19,727	300,614
Westshore Terminals Investment Corp. (a)	30,451	910,628

		10,189,472

CHILE — 0.6%
Empresa Nacional de Electricidad SA ADR	7,495	329,480
Enersis SA ADR	26,245	414,146

		743,626

CHINA — 0.4%
China Longyuan Power Group Corp. (Class H)	231,000	225,791
Huaneng Power International Inc, ADR	5,482	239,344

		465,135

FRANCE — 7.0%
Aeroports de Paris	16,333	1,955,357
GDF Suez	104,142	2,612,730
Groupe Eurotunnel SA	275,079	3,360,957

		7,929,044

GERMANY — 4.7%
E.ON AG	137,144	2,511,217
Fraport AG Frankfurt Airport Services Worldwide (a)	18,461	1,214,084
Hamburger Hafen und Logistik AG	11,618	277,605
RWE AG	33,130	1,291,327

		5,294,233

HONG KONG — 4.8%
Beijing Enterprises Water Group, Ltd. (b)	308,000	208,240
China Gas Holdings, Ltd.	154,000	255,440
China Merchants Holdings International Co., Ltd. (a)	891,454	2,755,263
China Resources and Transportation Group, Ltd. (a)(b)	7,481,504	227,381
China Resources Power Holdings Co., Ltd.	122,000	329,152
COSCO Pacific, Ltd.	841,413	1,116,091
Guangdong Investment, Ltd.	196,000	228,937
Hopewell Highway Infrastructure, Ltd.	492,500	241,014

		5,361,518

ITALY — 7.5%
Ansaldo STS SpA	60,017	678,179
Atlantia SpA	202,201	4,993,664
Enel SpA	444,694	2,360,514
Societa Iniziative Autostradali e Servizi SpA	34,135	366,960

		8,399,317

JAPAN — 3.8%
Japan Airport Terminal Co., Ltd. (a)	36,200	1,452,026
Kamigumi Co., Ltd.	129,000	1,220,675
Mitsubishi Logistics Corp. (a)	83,000	1,190,957
The Sumitomo Warehouse Co., Ltd.	77,000	406,427

		4,270,085

MEXICO — 2.2%
Grupo Aeroportuario del Pacifico SAB de CV ADR	17,115	1,154,236
Grupo Aeroportuario del Sureste SAB de CV, ADR	10,115	1,299,676

		2,453,912

NETHERLANDS — 0.3%
Koninklijke Vopak NV (a)	5,944	320,812

NEW ZEALAND — 1.2%
Auckland International Airport, Ltd.	452,501	1,357,902

SINGAPORE — 2.8%
Hutchison Port Holdings Trust (a)	2,701,000	1,890,700
SATS Ltd.	320,000	767,820
SIA Engineering Co., Ltd.	125,029	451,959

		3,110,479

SPAIN — 5.7%
Abertis Infraestructuras SA	193,191	3,816,919
Iberdrola SA	367,441	2,631,843

		6,448,762

SWITZERLAND — 1.1%
Flughafen Zuerich AG	1,904	1,194,608

UNITED KINGDOM — 7.4%
BBA Aviation PLC	218,223	1,149,760
Centrica PLC	350,593	1,749,424
National Grid PLC	264,167	3,802,899
SSE PLC	65,684	1,647,302

		8,349,385

UNITED STATES — 31.9%
American Electric Power Co., Inc.	33,480	1,747,991
Cheniere Energy, Inc. (b)	19,797	1,584,354
Consolidated Edison, Inc. (a)	20,105	1,139,149
Dominion Resources, Inc.	39,972	2,761,665
Duke Energy Corp.	48,475	3,624,476
Edison International	22,251	1,244,276
Exelon Corp.	58,834	2,005,651

See accompanying notes to financial statements.

SPDR S&P Global Infrastructure ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014

Security Description	Shares	Value

Kinder Morgan, Inc. (a)	58,823	$2,255,274
NextEra Energy, Inc.	29,942	2,810,955
ONEOK, Inc. (a)	18,552	1,216,084
PG&E Corp.	32,328	1,456,053
PPL Corp.	45,529	1,495,172
Public Service Enterprise Group, Inc.	34,717	1,292,861
SemGroup Corp.(Class A)	3,813	317,508
Sempra Energy	15,868	1,672,170
Spectra Energy Corp.	59,980	2,354,815
Targa Resources Corp.	2,639	359,353
The Southern Co. (a)	61,355	2,678,146
The Williams Cos., Inc.	60,096	3,326,313
Wesco Aircraft Holdings, Inc. (a)(b)	28,122	489,323

		35,831,589

TOTAL COMMON STOCKS —
(Cost $109,607,611)		111,906,091

SHORT TERM INVESTMENTS — 14.3%
UNITED STATES — 14.3%
MONEY MARKET FUNDS — 14.3%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	15,919,982	15,919,982
State Street Institutional Liquid Reserves Fund 0.09% (d)(e)	71,982	71,982

TOTAL SHORT TERM INVESTMENTS —
(Cost $15,991,964)		15,991,964

TOTAL INVESTMENTS — 113.9%
(Cost $125,599,575)		127,898,055
OTHER ASSETS & LIABILITIES — (13.9)%		(15,564,992)

NET ASSETS — 100.0%		$112,333,063

(a)	A portion of the security was on loan at September 30, 2014.
(b)	Non-income producing security
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(e)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
PLC = Public Limited Company

See accompanying notes to financial statements.

SPDR S&P Global Natural Resources ETF
SCHEDULE OF INVESTMENTS
September 30, 2014

Security Description	Shares	Value

COMMON STOCKS — 99.5%
AUSTRALIA — 9.0%
Amcor, Ltd.	1,056,414	$10,473,621
BHP Billiton, Ltd.	905,741	26,844,297
Fortescue Metals Group, Ltd. (a)	640,493	1,950,412
Newcrest Mining, Ltd. (b)	287,368	2,652,917
Rio Tinto, Ltd.	164,387	8,570,394
Woodside Petroleum, Ltd.	88,101	3,129,967

		53,621,608

BRAZIL — 2.0%
Fibria Celulose SA ADR (a)(b)	190,323	2,093,553
Gerdau SA ADR	336,533	1,615,358
Petroleo Brasileiro SA ADR	185,551	2,632,969
Vale SA ADR (a)	484,422	5,333,486

		11,675,366

CANADA — 12.6%
Agrium, Inc. (a)	123,506	11,002,870
Barrick Gold Corp.	438,406	6,427,032
Canadian Natural Resources, Ltd.	136,292	5,306,308
First Quantum Minerals, Ltd.	222,401	4,302,545
Goldcorp, Inc.	306,132	7,072,908
Imperial Oil, Ltd. (a)	31,328	1,483,213
Potash Corp. of Saskatchewan, Inc.	725,995	25,090,387
Silver Wheaton Corp.	134,545	2,689,576
Suncor Energy, Inc.	183,036	6,638,136
Teck Resources, Ltd. (Class B) (a)	175,712	3,334,841
Yamana Gold, Inc. (a)	327,422	1,968,839

		75,316,655

CHILE — 0.3%
Sociedad Quimica y Minera de Chile SA ADR	80,673	2,108,792

CHINA — 0.6%
PetroChina Co., Ltd. (Class H)	2,612,000	3,346,950

COLOMBIA — 0.2%
Ecopetrol SA ADR (a)	30,676	959,239

FINLAND — 1.8%
Stora Enso Oyj	488,050	4,072,175
UPM-Kymmene Oyj	458,360	6,548,753

		10,620,928

FRANCE — 3.2%
Total SA (a)	295,261	19,190,255

GERMANY — 1.4%
K+S AG	147,597	4,186,778
ThyssenKrupp AG (b)	159,527	4,186,629

		8,373,407

HONG KONG — 0.6%
CNOOC, Ltd.	1,995,000	3,422,158

INDIA — 0.8%
Reliance Industries, Ltd. GDR (c)	98,372	3,000,346
Sesa Sterlite, Ltd. ADR	117,190	2,022,699

		5,023,045

ISRAEL — 0.4%
Israel Chemicals, Ltd.	368,752	2,652,172

ITALY — 1.3%
ENI SpA (a)	335,898	8,006,977

JAPAN — 3.3%
JFE Holdings, Inc.	217,500	4,339,293
Nippon Steel & Sumitomo Metal Corp.	3,582,000	9,293,379
OJI Paper Co., Ltd. (a)	864,000	3,268,700
Sumitomo Metal Mining Co., Ltd. (a)	210,000	2,955,832

		19,857,204

LUXEMBOURG — 0.8%
ArcelorMittal (a)	363,025	4,998,645

NORWAY — 2.4%
Norsk Hydro ASA	513,218	2,871,832
Statoil ASA	130,825	3,568,649
Yara International ASA	152,645	7,667,008

		14,107,489

PERU — 0.4%
Southern Copper Corp. (a)	73,286	2,172,930

RUSSIA — 3.0%
Gazprom OAO ADR	735,456	5,177,610
Lukoil OAO ADR (d)	60,900	3,105,900
Lukoil OAO ADR (d)	3,605	183,495
MMC Norilsk Nickel OJSC ADR	213,822	3,987,780
Rosneft Oil Co. GDR	127,466	742,744
Surgutneftegas OAO ADR	116,017	773,834
Uralkali OJSC GDR	231,068	4,101,457

		18,072,820

SINGAPORE — 1.3%
Golden Agri-Resources, Ltd.	5,734,000	2,315,541
Wilmar International, Ltd.	2,141,000	5,187,556

		7,503,097

SOUTH AFRICA — 0.6%
Sasol, Ltd. ADR	63,139	3,440,444

SOUTH KOREA — 1.5%
POSCO ADR	116,857	8,869,446

SPAIN — 0.5%
Repsol YPF SA	123,337	2,929,143

SWITZERLAND — 4.3%
Syngenta AG	80,106	25,511,518

UNITED KINGDOM — 14.5%
Anglo American PLC	524,256	11,762,584
Antofagasta PLC	144,502	1,689,010
BG Group PLC	424,882	7,852,292
BP PLC	2,334,540	17,161,450
Fresnillo PLC (a)	63,699	784,819
Glencore PLC (b)	4,169,082	23,195,886
Mondi PLC	314,623	5,156,617
Royal Dutch Shell PLC (Class A)	486,475	18,600,287

		86,202,945

UNITED STATES — 32.7%
Alcoa, Inc.	441,319	7,100,823
Anadarko Petroleum Corp.	41,682	4,228,222
Apache Corp.	31,678	2,973,614
Archer-Daniels-Midland Co.	254,862	13,023,448

See accompanying notes to financial statements.

SPDR S&P Global Natural Resources ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014

Security Description	Shares	Value

Bunge, Ltd.	57,265	$4,823,431
CF Industries Holdings, Inc.	20,283	5,663,419
Chevron Corp.	156,386	18,659,977
ConocoPhillips	100,831	7,715,588
Devon Energy Corp.	31,496	2,147,397
EOG Resources, Inc.	45,209	4,476,595
Exxon Mobil Corp.	322,197	30,302,628
Freeport-McMoRan, Inc.	391,044	12,767,587
Ingredion, Inc.	29,045	2,201,320
International Paper Co.	168,734	8,055,361
MeadWestvaco Corp.	65,402	2,677,558
Monsanto Co.	204,121	22,965,654
Newmont Mining Corp.	187,690	4,326,254
Nucor Corp.	119,869	6,506,489
Occidental Petroleum Corp.	64,553	6,206,771
Packaging Corp. of America	38,334	2,446,476
Phillips 66	46,484	3,779,614
Plum Creek Timber Co., Inc. (a)	68,892	2,687,477
Rayonier, Inc.	49,235	1,533,178
Rock-Tenn Co. (Class A)	55,934	2,661,340
Sealed Air Corp.	75,661	2,639,056
The Mosaic Co.	125,982	5,594,861
Weyerhaeuser Co.	205,022	6,532,001

		194,696,139

TOTAL COMMON STOCKS —
(Cost $610,237,066)		592,679,372

SHORT TERM INVESTMENTS — 4.6%
UNITED STATES — 4.6%
MONEY MARKET FUNDS — 4.6%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	25,897,021	25,897,021
State Street Institutional Liquid Reserves Fund 0.09% (f)(g)	1,378,033	1,378,033

TOTAL SHORT TERM INVESTMENTS —
(Cost $27,275,054)		27,275,054

TOTAL INVESTMENTS — 104.1%
(Cost $637,512,120)		619,954,426
OTHER ASSETS & LIABILITIES — (4.1)%		(24,337,460)

NET ASSETS — 100.0%		$595,616,966

(a)	A portion of the security was on loan at September 30, 2014.
(b)	Non-income producing security
(c)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.5% of net assets as of September 30, 2014, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(e)	Investments of cash collateral for securities loaned
(f)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(g)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
PLC = Public Limited Company

See accompanying notes to financial statements.

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS
September 30, 2014

Security Description	Shares	Value

COMMON STOCKS — 99.6%
AUSTRALIA — 6.0%
Alumina, Ltd. (a)	290,371	$430,681
Amcor, Ltd.	151,733	1,504,329
AMP, Ltd.	101,221	483,611
Australia & New Zealand Banking Group, Ltd.	95,027	2,571,102
BHP Billiton, Ltd.	131,705	3,903,465
Boral, Ltd.	191,420	832,485
Brambles, Ltd.	71,748	597,695
CFS Retail Property Trust Group	222,582	388,567
Coca-Cola Amatil, Ltd. (b)	100,560	772,596
Commonwealth Bank of Australia	52,194	3,438,671
CSL, Ltd.	26,072	1,692,137
Fortescue Metals Group, Ltd. (b)	80,819	246,108
Iluka Resources, Ltd. (b)	15,947	109,682
Insurance Australia Group, Ltd.	108,264	579,787
Lend Lease Group	95,578	1,199,333
Macquarie Group, Ltd.	26,124	1,316,496
National Australia Bank, Ltd.	58,456	1,664,483
Newcrest Mining, Ltd. (a)	23,521	217,141
Origin Energy, Ltd.	80,530	1,054,902
Qantas Airways, Ltd. (a)	29,111	35,408
QBE Insurance Group, Ltd.	34,996	357,067
Rio Tinto, Ltd.	12,852	670,045
Santos, Ltd.	70,585	844,333
Scentre Group (a)	69,350	199,046
Sonic Healthcare, Ltd.	34,586	530,839
Suncorp Group, Ltd.	106,197	1,304,704
Sydney Airport	28,469	106,373
Toll Holdings, Ltd. (b)	19,393	95,710
Transurban Group	54,560	368,574
Wesfarmers, Ltd.	36,252	1,337,412
Westfield Corp.	55,659	362,848
Westpac Banking Corp.	101,428	2,852,572
Woodside Petroleum, Ltd.	24,953	886,506
Woolworths, Ltd.	45,392	1,360,022

		34,314,730

AUSTRIA — 0.2%
Erste Group Bank AG	20,006	458,318
OMV AG	9,351	314,748
Raiffeisen Bank International AG	18,602	404,652
Telekom Austria AG (b)	19,106	172,208

		1,349,926

BELGIUM — 0.9%
Ageas	14,778	490,697
Anheuser-Busch InBev NV	25,481	2,836,483
Delhaize Group (b)	4,224	293,905
KBC Groep NV (a)	12,111	645,092
Solvay SA	3,740	575,923
UCB SA	6,275	569,785

		5,411,885

BRAZIL — 1.8%
AMBEV SA ADR	240,190	1,573,244
Banco Bradesco SA Preference Shares ADR	91,169	1,299,158
Companhia Energetica de Minas Gerais ADR	114,944	716,101
Companhia Siderurgica Nacional SA ADR (b)	59,065	209,681
Gerdau SA ADR (b)	88,032	422,554
Itau Unibanco Holding SA Preference Shares ADR	144,711	2,008,589
Petroleo Brasileiro SA ADR	154,190	2,295,889
Tim Participacoes SA ADR	9,592	251,310
Vale SA ADR (b)	19,676	216,633
Vale SA Preference Shares ADR	129,642	1,258,824

		10,251,983

CANADA — 7.7%
Agnico-Eagle Mines, Ltd.	5,269	152,712
Agrium, Inc. (b)	6,930	617,378
Bank of Montreal	22,443	1,655,386
Barrick Gold Corp.	37,899	558,540
BlackBerry, Ltd. (a)(b)	19,290	192,632
Brookfield Asset Management, Inc. (Class A)	23,349	1,050,501
Cameco Corp. (b)	15,631	276,380
Canadian Imperial Bank of Commerce (b)	13,895	1,250,681
Canadian National Railway Co. (b)	40,123	2,854,619
Canadian Natural Resources, Ltd. (b)	43,578	1,696,639
Canadian Pacific Railway, Ltd. (b)	9,339	1,942,342
Canadian Tire Corp., Ltd. (Class A)	6,930	711,572
Cenovus Energy, Inc.	30,338	817,936
Eldorado Gold Corp.	20,007	135,164
Enbridge, Inc. (b)	37,618	1,804,573
EnCana Corp. (b)	30,498	648,957
Enerplus Corp. (b)	12,264	233,307
First Quantum Minerals, Ltd.	14,234	275,369
Gildan Activewear, Inc.	16,354	896,613
Goldcorp, Inc.	27,968	646,176
Husky Energy, Inc. (b)	15,801	434,632
IGM Financial, Inc. (b)	13,184	569,806
Imperial Oil, Ltd.	17,733	839,562
Kinross Gold Corp. (a)	35,134	116,951
Loblaw Cos., Ltd.	15,796	792,238
Manulife Financial Corp. (b)	55,547	1,070,630
National Bank of Canada (b)	24,068	1,099,002
New Gold, Inc. (a)	19,848	100,701
Onex Corp.	22,031	1,229,344
Penn West Petroleum, Ltd. (b)	16,804	114,127
Potash Corp. of Saskatchewan, Inc.	37,854	1,313,568
Rogers Communications, Inc. (Class B) (b)	18,810	705,575
Royal Bank of Canada (b)	44,433	3,182,732
Shaw Communications, Inc. (Class B) (b)	20,165	495,306
Silver Wheaton Corp.	12,630	252,476
SNC-Lavalin Group, Inc.	16,611	766,524
Sun Life Financial, Inc.	22,430	814,870
Suncor Energy, Inc.	44,187	1,602,523
Talisman Energy, Inc.	49,387	428,222
Teck Resources, Ltd. (Class B)	28,157	534,392
TELUS Corp.	20,435	699,239
The Bank of Nova Scotia	35,188	2,181,086

See accompanying notes to financial statements.

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014

Security Description	Shares	Value

The Toronto-Dominion Bank	56,108	$2,774,900
Thomson Reuters Corp. (b)	22,152	808,735
TransAlta Corp. (b)	24,092	253,305
TransCanada Corp. (b)	23,710	1,223,742
Valeant Pharmaceuticals International, Inc. (a)	8,101	1,063,775
Yamana Gold, Inc. (b)	23,913	143,793

		44,029,233

CHILE — 0.3%
Empresa Nacional de Electricidad SA ADR	19,687	865,440
Enersis SA ADR	60,701	957,862
Sociedad Quimica y Minera de Chile SA ADR	4,618	120,715

		1,944,017

CHINA — 2.5%
Agricultural Bank of China, Ltd. (Class H)	933,000	413,326
Bank of China, Ltd. (Class H)	2,787,436	1,249,215
Bank of Communications Co., Ltd. (Class H)	556,710	387,864
China Construction Bank Corp.	2,049,720	1,435,973
China COSCO Holdings Co., Ltd. (a)(b)	399,295	165,578
China Life Insurance Co., Ltd. (Class H)	324,000	899,177
China Merchants Bank Co., Ltd. (Class H)	235,014	401,925
China Petroleum & Chemical Corp. (Class H)	1,079,800	945,595
China Shenhua Energy Co., Ltd. (Class H)	79,500	221,655
China Telecom Corp., Ltd. (Class H)	958,000	587,253
Hengan International Group Co., Ltd.	40,500	398,214
Huaneng Power International, Inc. (Class H) (b)	656,000	716,395
Industrial & Commercial Bank of China (Class H)	2,213,045	1,379,395
PetroChina Co., Ltd. (Class H)	816,000	1,045,602
PICC Property & Casualty Co., Ltd. (Class H)	184,964	327,762
Ping An Insurance Group Co. of China, Ltd. (Class H) (b)	81,000	608,144
Tencent Holdings, Ltd.	172,100	2,559,858
Tingyi Cayman Islands Holding Corp.	160,000	420,342
Wumart Stores, Inc. (Class H) (b)	117,000	109,389
Yanzhou Coal Mining Co., Ltd. (Class H) (b)	158,000	129,613
Zijin Mining Group Co., Ltd. (Class H) (b)	808,000	196,665

		14,598,940

COLOMBIA — 0.1%
BanColombia SA ADR	10,393	589,491

DENMARK — 1.2%
AP Moeller — Maersk A/S (Class B)	405	962,207
Danske Bank A/S	27,334	743,107
DSV A/S	21,007	591,777
Novo Nordisk A/S (Class B)	98,748	4,725,667

		7,022,758

FINLAND — 1.0%
Elisa Oyj	13,429	356,587
Fortum Oyj	20,016	488,257
Kone Oyj (Class B) (b)	30,738	1,235,564
Metso Oyj	10,614	378,109
Neste Oil Oyj (b)	12,855	264,697
Nokia Oyj	85,404	728,774
Sampo Oyj (Class A)	21,374	1,036,827
Stora Enso Oyj	54,505	454,777
UPM-Kymmene Oyj	34,399	491,471
Wartsila Oyj Abp	9,662	432,442

		5,867,505

FRANCE — 6.4%
Accor SA	9,770	433,388
Air Liquide SA	13,818	1,685,686
Alstom SA (a)	8,602	294,264
AXA SA	54,672	1,347,446
BNP Paribas	34,687	2,301,340
Bouygues SA	9,741	315,816
Cap Gemini SA	6,334	454,721
Carrefour SA	25,044	773,837
Credit Agricole SA	31,821	480,164
Danone	21,323	1,427,623
Essilor International SA	13,075	1,435,987
GDF Suez	37,848	949,536
Kering	5,368	1,082,607
L’Oreal SA	10,560	1,676,828
Lagardere SCA	7,310	195,676
LVMH Moet Hennessy Louis Vuitton SA	8,594	1,397,215
Orange SA	72,119	1,084,597
Pernod Ricard SA	7,502	849,509
Publicis Groupe SA	9,940	682,708
Renault SA	17,112	1,239,720
Sanofi	37,851	4,282,336
Schneider Electric SE	19,650	1,509,230
Societe Generale SA	23,327	1,191,090
Sodexo	5,698	557,701
Technip SA	5,941	499,906
Total SA (b)	78,321	5,090,411
Unibail-Rodamco SE	2,847	732,601
Vallourec SA	4,266	196,214
Veolia Environnement SA	17,317	305,822
Vinci SA	20,553	1,194,454
Vivendi SA (a)	50,003	1,207,739

		36,876,172

GERMANY — 6.2%
adidas AG	12,279	919,053
Allianz SE	16,377	2,655,336
BASF SE	34,124	3,130,872
Bayer AG	26,790	3,753,129
Bayerische Motoren Werke AG	10,606	1,139,100
Commerzbank AG (a)	24,122	360,790
Daimler AG	34,352	2,635,388
Deutsche Bank AG	37,206	1,305,438

See accompanying notes to financial statements.

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014

Security Description	Shares	Value

Deutsche Boerse AG	10,390	$699,965
Deutsche Lufthansa AG	15,028	237,396
Deutsche Post AG	40,114	1,286,613
Deutsche Telekom AG	109,057	1,653,195
E.ON AG	69,682	1,275,934
Fresenius Medical Care AG & Co. KGaA	11,289	788,624
Linde AG	5,136	987,157
MAN SE	5,856	659,125
Merck KGaA	8,296	765,349
Metro AG (a)	7,391	243,501
Muenchener Rueckversicherungs- Gesellschaft AG	8,248	1,631,139
OSRAM Licht AG (a)	3,031	112,934
RWE AG	17,973	700,544
SAP SE	34,531	2,490,775
Siemens AG	31,240	3,724,211
ThyssenKrupp AG (a)	14,723	386,391
Volkswagen AG	4,655	966,154
Volkswagen AG Preference Shares	4,610	957,397

		35,465,510

HONG KONG — 3.9%
AIA Group, Ltd.	390,200	2,017,557
Bank of East Asia, Ltd.	300,399	1,216,668
Belle International Holdings, Ltd.	240,000	269,823
Cheung Kong Holdings, Ltd.	81,000	1,334,162
China Mengniu Dairy Co., Ltd.	102,000	420,342
China Merchants Holdings International Co., Ltd.	169,516	523,932
China Mobile, Ltd.	245,000	2,831,741
China Overseas Land & Investment, Ltd.	164,000	421,980
China Resources Enterprise, Ltd. (b)	160,000	378,720
China Unicom (Hong Kong), Ltd.	320,000	478,036
CITIC, Ltd. (b)	164,000	273,717
CNOOC, Ltd.	735,217	1,261,167
COSCO Pacific, Ltd.	350,646	465,114
Esprit Holdings, Ltd.	6	8
Hang Lung Properties, Ltd.	164,000	466,755
Henderson Land Development Co., Ltd.	96,598	625,733
Hong Kong & China Gas Co., Ltd.	698,866	1,515,615
Hong Kong Exchanges and Clearing, Ltd.	67,575	1,454,171
Hutchison Whampoa, Ltd.	81,000	980,541
Li & Fung, Ltd.	328,000	372,559
New World Development Co., Ltd.	515,109	599,681
Sands China, Ltd.	98,000	511,133
Shangri-La Asia, Ltd.	162,333	240,831
Sun Hung Kai Properties, Ltd.	85,859	1,217,380
Swire Pacific, Ltd.	81,000	1,043,129
The Link REIT	207,473	1,195,660

		22,116,155

HUNGARY — 0.1%
MOL Hungarian Oil and Gas NyRt	5,048	247,377

INDIA — 1.9%
Dr. Reddy’s Laboratories, Ltd. ADR (b)	32,662	1,716,388
HDFC Bank, Ltd. ADR	49,129	2,288,429
ICICI Bank, Ltd. ADR	35,979	1,766,569
Infosys, Ltd. ADR	22,740	1,375,543
Mahindra & Mahindra, Ltd. GDR	14,216	315,311
Reliance Industries, Ltd. GDR (c)	40,629	1,239,184
Tata Motors, Ltd. ADR	45,221	1,976,610

		10,678,034

INDONESIA — 0.7%
Astra Agro Lestari Tbk PT	115,300	217,637
Astra International Tbk PT	1,676,200	969,816
Bank Central Asia Tbk PT	286,000	306,890
Bank Mandiri Tbk PT	330,500	273,269
Bank Rakyat Indonesia Persero Tbk PT	1,554,300	1,329,797
Bumi Resources Tbk PT (a)	1,026,000	15,998
Charoen Pokphand Indonesia Tbk PT	840,300	292,398
Gudang Garam Tbk PT	39,000	181,397
Telekomunikasi Indonesia Persero Tbk PT	2,248,100	537,810

		4,125,012

IRELAND — 0.2%
CRH PLC	13,162	301,113
James Hardie Industries PLC	100,940	1,057,281

		1,358,394

ISRAEL — 0.6%
Bank Hapoalim BM	159,123	896,997
Bank Leumi Le-Israel BM (a)	145,298	588,369
Teva Pharmaceutical Industries, Ltd. ADR	37,733	2,028,149

		3,513,515

ITALY — 1.6%
Assicurazioni Generali SpA	38,061	801,022
Atlantia SpA	28,732	709,581
Banca Monte dei Paschi di Siena SpA (a)	103,842	136,950
Enel SpA	217,302	1,153,477
ENI SpA (b)	74,894	1,785,288
Fiat SpA (a)(b)	58,953	568,969
Finmeccanica SpA (a)	18,056	175,745
Intesa Sanpaolo SpA	392,011	1,191,470
Mediobanca SpA (a)	26,031	223,938
Pirelli & C. SpA	33,768	467,525
Saipem SpA (a)	16,051	341,455
Telecom Italia SpA NPV (a)	536,175	614,671
UBI Banca ScPA (b)	38,308	322,295
UniCredit SpA	81,483	644,363

		9,136,749

JAPAN — 14.9%
Aeon Co., Ltd.	24,100	239,912
Aisin Seiki Co., Ltd.	16,100	580,478
Asahi Breweries, Ltd.	24,500	708,679
Asahi Glass Co., Ltd.	80,000	433,639
Asahi Kasei Corp.	82,000	665,598
Astellas Pharma, Inc.	122,500	1,823,625
Bridgestone Corp.	24,500	808,961
Canon, Inc.	32,400	1,054,599
Central Japan Railway Co.	8,200	1,107,462

See accompanying notes to financial statements.

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014

Security Description	Shares	Value

Chubu Electric Power Co., Inc. (a)	32,600	$374,159
Credit Saison Co., Ltd.	24,000	462,300
Daiichi Sankyo Co., Ltd.	32,700	513,029
Daikin Industries, Ltd.	24,500	1,518,310
Daiwa Securities Group, Inc.	80,000	633,684
Dena Co., Ltd. (b)	8,500	108,095
Denso Corp.	16,400	755,750
East Japan Railway Co.	16,300	1,221,441
Eisai Co., Ltd. (b)	8,200	331,528
Electric Power Development Co., Ltd.	8,200	267,989
FANUC Corp.	8,100	1,462,792
FUJIFILM Holdings Corp.	24,200	743,461
Fujitsu, Ltd.	82,000	504,581
Hitachi, Ltd.	163,000	1,244,473
Honda Motor Co., Ltd.	57,200	1,981,494
Hoya Corp.	16,400	550,778
Inpex Corp.	32,000	452,017
ITOCHU Corp.	81,700	998,022
Japan Real Estate Investment Corp.	164	843,211
Japan Retail Fund Investment Corp.	328	660,814
Japan Tobacco, Inc.	32,700	1,063,320
JFE Holdings, Inc.	24,200	482,809
JSR Corp. (b)	16,400	286,004
JX Holdings, Inc.	147,208	678,369
Kajima Corp. (b)	82,000	392,452
Kamigumi Co., Ltd.	81,000	766,471
KDDI Corp.	16,400	985,689
Keikyu Corp.	81,423	679,917
Kintetsu Corp. (b)	163,000	548,311
Kobe Steel, Ltd.	164,000	266,120
Komatsu, Ltd.	40,800	943,427
Konica Minolta Holdings, Inc.	41,000	442,536
Kubota Corp.	81,000	1,279,297
Kyocera Corp.	16,200	754,804
LIXIL Group Corp. (b)	16,100	343,884
Makita Corp.	8,000	452,163
Marubeni Corp.	81,000	554,399
Marui Group Co., Ltd.	49,100	404,187
Mitsubishi Chemical Holdings Corp.	82,000	403,366
Mitsubishi Corp.	57,200	1,171,167
Mitsubishi Electric Corp.	81,000	1,078,449
Mitsubishi Estate Co., Ltd.	81,618	1,836,675
Mitsubishi Heavy Industries, Ltd.	163,000	1,048,478
Mitsubishi UFJ Financial Group, Inc.	338,200	1,912,135
Mitsui & Co., Ltd.	81,700	1,288,118
Mitsui Chemicals, Inc. (a)	82,000	227,996
Mitsui Fudosan Co., Ltd.	21,000	643,142
Mizuho Financial Group, Inc.	469,400	838,283
MS&AD Insurance Group Holdings, Inc.	24,500	534,357
Murata Manufacturing Co., Ltd.	8,200	932,166
NEC Corp.	76,000	262,583
Nidec Corp. (b)	16,600	1,122,859
Nippon Steel & Sumitomo Metal Corp.	327,000	848,391
Nippon Telegraph & Telephone Corp.	16,300	1,013,559
Nippon Yusen K.K. (b)	82,000	216,035
Nissan Motor Co., Ltd.	81,700	796,183
Nitto Denko Corp.	8,100	444,154
Nomura Holdings, Inc.	89,400	532,839
NTT Data Corp.	8,200	295,273
NTT DoCoMo, Inc.	65,400	1,091,341
Obayashi Corp. (b)	82,000	561,393
ORIX Corp.	89,900	1,239,972
Osaka Gas Co., Ltd.	163,000	654,853
Panasonic Corp.	83,200	989,420
Resona Holdings, Inc.	24,500	138,118
Rohm Co., Ltd.	8,000	503,213
Secom Co., Ltd. (b)	8,200	488,360
Seven & I Holdings Co., Ltd.	32,700	1,268,114
Sharp Corp. (a)(b)	80,000	227,540
Shin-Etsu Chemical Co., Ltd.	16,300	1,065,121
Softbank Corp.	32,700	2,292,085
Sompo Japan Nipponkoa Holdings, Inc.	24,400	591,899
Sony Corp. (b)	40,600	736,903
Sumitomo Chemical Co., Ltd.	82,000	292,283
Sumitomo Corp.	40,900	451,337
Sumitomo Electric Industries, Ltd.	32,700	483,070
Sumitomo Mitsui Financial Group, Inc.	24,500	998,582
Sumitomo Mitsui Trust Holdings, Inc.	81,000	337,085
T&D Holdings, Inc.	16,100	206,726
Takeda Pharmaceutical Co., Ltd.	32,700	1,421,337
TDK Corp.	8,200	457,487
Teijin, Ltd.	163,000	393,774
Terumo Corp.	32,600	781,306
The Bank of Yokohama, Ltd.	82,000	450,908
The Chiba Bank, Ltd.	82,000	570,363
The Joyo Bank, Ltd. (b)	82,000	403,665
The Kansai Electric Power Co., Inc. (a)	40,400	381,737
The Shizuoka Bank, Ltd. (b)	81,000	833,666
The Tokyo Electric Power Co., Inc. (a)	57,100	199,885
Tohoku Electric Power Co., Inc.	16,500	187,420
Tokio Marine Holdings, Inc.	24,500	759,937
Tokyo Electron, Ltd.	8,200	535,080
Tokyo Gas Co., Ltd.	163,000	916,081
Tokyu Corp.	82,000	537,472
Toppan Printing Co., Ltd. (b)	82,000	589,051
Toray Industries, Inc.	82,000	541,957
Toshiba Corp.	82,000	379,893
Toyota Motor Corp.	98,100	5,779,847
Toyota Tsusho Corp.	24,500	596,782
West Japan Railway Co.	16,300	729,521
Yahoo! Japan Corp. (b)	106,300	404,094
Yamada Denki Co., Ltd. (b)	48,900	142,650
Yamaha Corp.	31,800	415,419
Yamaha Motor Co., Ltd.	32,700	639,423

		85,487,418

LUXEMBOURG — 0.1%
ArcelorMittal (b)	26,850	369,709

MEXICO — 1.1%
America Movil SAB de CV	1,523,644	1,924,089
Cemex SAB de CV (a)(b)	616,018	802,689
Fomento Economico Mexicano SAB de CV	110,349	1,015,800

See accompanying notes to financial statements.

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014

Security Description	Shares	Value

Grupo Financiero Banorte SAB de CV	170,582	$1,089,520
Grupo Mexico SAB de CV	95,756	320,631
Grupo Televisa SA de CV (b)	149,598	1,014,752
Industrias Penoles SA de CV	6,886	157,488

		6,324,969

NETHERLANDS — 2.5%
Airbus Group NV	19,255	1,211,816
Akzo Nobel NV	13,728	940,798
ASML Holding NV	14,787	1,472,332
CNH Industrial NV	27,426	218,269
Heineken NV	10,389	777,460
ING Groep NV (a)	100,536	1,436,394
Koninklijke (Royal) KPN NV (a)	216,909	695,164
Koninklijke Ahold NV	49,237	797,386
Koninklijke DSM NV	12,048	743,555
Koninklijke Philips NV	49,637	1,584,215
Reed Elsevier NV	43,755	993,265
TNT Express NV	21,790	138,016
Unilever NV	70,090	2,791,704
Wolters Kluwer NV	21,024	560,917

		14,361,291

NORWAY — 0.7%
DnB NOR ASA	65,769	1,231,873
Norsk Hydro ASA	99,440	556,440
Statoil ASA	39,565	1,079,255
Telenor ASA	31,729	696,554
Yara International ASA	8,131	408,401

		3,972,523

PERU — 0.1%
Cia de Minas Buenaventura SA ADR	5,715	66,180
Credicorp, Ltd.	2,370	363,534

		429,714

PHILIPPINES — 0.1%
Philippine Long Distance Telephone Co. ADR	10,196	703,320

POLAND — 0.0% (d)
Orange Polska SA GDR (b)	54,524	192,142

PORTUGAL — 0.0% (d)
Portugal Telecom SGPS SA (b)	60,614	127,567

RUSSIA — 1.0%
Federal Hydrogenerating Co. JSC ADR	56,889	102,400
Gazprom OAO ADR	191,592	1,348,808
Lukoil OAO ADR	23,280	1,184,952
MMC Norilsk Nickel OJSC ADR	12,617	235,307
Mobile Telesystems OJSC ADR	38,262	571,634
Sberbank of Russia ADR	53,318	422,279
Surgutneftegas OAO ADR Preference Shares	53,783	365,725
Tatneft OAO ADR	31,062	1,096,799
Uralkali OJSC GDR	8,063	143,118

		5,471,022

SINGAPORE — 1.1%
CapitaLand, Ltd.	163,000	409,002
DBS Group Holdings, Ltd.	86,138	1,244,148
Singapore Exchange, Ltd.	163,000	924,088
Singapore Press Holdings, Ltd. (b)	245,000	806,869
Singapore Telecommunications, Ltd.	572,000	1,704,383
United Overseas Bank, Ltd.	82,959	1,457,133

		6,545,623

SOUTH AFRICA — 1.3%
Anglo Platinum, Ltd. (a)(b)	6,444	208,801
AngloGold Ashanti, Ltd. (a)	17,031	208,760
Discovery, Ltd.	37,976	330,510
FirstRand, Ltd. (b)	160,119	609,680
Gold Fields, Ltd. (b)	38,789	151,781
Harmony Gold Mining Co., Ltd. (a)	33,851	74,004
Impala Platinum Holdings, Ltd. (a)	24,564	189,150
MTN Group, Ltd.	60,218	1,270,210
Naspers, Ltd.	16,435	1,811,039
Sanlam, Ltd.	157,477	910,163
Sasol, Ltd. (b)	24,734	1,342,739
Standard Bank Group, Ltd. (b)	53,533	619,042

		7,725,879

SOUTH KOREA — 3.7%
Celltrion, Inc. (a)(b)	5,347	248,032
CJ CheilJedang Corp.	898	329,756
E-Mart Co., Ltd.	1,028	224,548
Hana Financial Group, Inc.	20,536	749,240
Hyundai Department Store Co., Ltd.	1,726	262,519
Hyundai Development Co. (b)	12,881	521,221
Hyundai Heavy Industries Co., Ltd.	2,775	361,585
Hyundai Mobis Co., Ltd.	4,071	991,468
Hyundai Motor Co.	5,773	1,042,176
Hyundai Steel Co.	2,445	171,920
KB Financial Group, Inc.	20,514	749,410
Kia Motors Corp.	19,257	979,958
Korea Electric Power Corp. ADR (b)	23,094	518,229
Korea Zinc Co., Ltd.	1,258	464,933
KT Corp. ADR	16,605	269,167
KT&G Corp.	6,364	569,910
LG Chem, Ltd. Preference Shares	5,280	820,583
LG Electronics, Inc. (b)	7,532	468,943
LG Household & Health Care, Ltd.	508	244,071
Lotte Chemical Corp.	1,153	153,515
NAVER Corp.	1,481	1,132,591
NCSoft Corp.	899	114,585
NHN Entertainment Corp. (a)	658	51,443
POSCO ADR	12,420	942,678
Samsung C&T Corp.	3,955	283,343
Samsung Electronics Co., Ltd. GDR	8,271	4,635,896
Samsung Engineering Co., Ltd. (a)	1,365	77,871
Samsung Fire & Marine Insurance Co., Ltd.	2,604	697,114
Samsung Heavy Industries Co., Ltd.	5,081	121,578
Samsung Securities Co., Ltd.	8,859	370,227
Shinhan Financial Group Co., Ltd.	15,522	714,873
SK Holdings Co., Ltd.	3,061	546,788
SK Hynix, Inc. (a)	13,000	575,930
SK Innovation Co., Ltd.	3,930	302,036
SK Telecom Co., Ltd. ADR (b)	19,106	579,676

		21,287,813

See accompanying notes to financial statements.

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014

Security Description	Shares	Value

SPAIN — 2.5%
Abertis Infraestructuras SA	34,589	$683,383
ACS, Actividades de Construccion y Servicios SA	16,398	630,143
Banco Bilbao Vizcaya Argentaria SA	170,933	2,062,358
Banco Popular Espanol SA	58,196	356,333
Banco Santander SA	386,067	3,711,878
Ferrovial SA	44,580	864,727
Gas Natural SDG SA (b)	13,663	402,326
Iberdrola SA	180,921	1,295,870
Inditex SA	38,968	1,076,826
Mapfre SA	93,384	330,780
Repsol SA	42,099	999,813
Telefonica SA	125,323	1,940,141

		14,354,578

SWEDEN — 2.3%
Assa Abloy AB (Class B)	21,413	1,106,832
Atlas Copco AB (Class B)	51,041	1,326,936
Hennes & Mauritz AB (Class B)	34,989	1,453,749
Husqvarna AB (Class B)	99,326	704,117
Nordea Bank AB	120,617	1,571,214
Sandvik AB (b)	44,119	498,209
Securitas AB (Class B)	26,604	295,809
Skandinaviska Enskilda Banken AB (Class A)	47,604	636,622
Skanska AB (Class B)	26,526	549,405
SKF AB (Class B)	25,786	539,086
Svenska Handelsbanken AB (Class A)	22,676	1,067,990
Swedbank AB (Class A)	29,007	731,171
Tele2 AB (Class B)	33,032	399,359
Telefonaktiebolaget LM Ericsson (Class B)	111,560	1,417,637
TeliaSonera AB	78,331	542,462
Volvo AB (Class B)	45,789	498,328

		13,338,926

SWITZERLAND — 6.7%
ABB, Ltd. (a)	77,731	1,747,422
Adecco SA (a)	6,604	448,215
Cie Financiere Richemont SA	16,676	1,367,415
Credit Suisse Group AG (a)	44,433	1,230,917
Geberit AG	2,453	792,764
Givaudan SA (a)	647	1,034,658
Holcim, Ltd. (a)	10,322	752,410
Kuehne & Nagel International AG	6,079	767,271
Nestle SA	102,257	7,518,110
Novartis AG	77,441	7,306,443
Roche Holding AG	26,138	7,744,289
SGS SA	327	677,956
Swiss Re AG (a)	11,137	887,580
Syngenta AG	4,488	1,429,302
The Swatch Group AG	2,815	1,337,825
Transocean, Ltd. (b)	4,817	155,727
UBS AG (a)	109,863	1,915,560
Zurich Insurance Group AG (a)	5,184	1,545,163

		38,659,027

TAIWAN — 2.0%
Advanced Semiconductor Engineering Inc, ADR (b)	251,424	1,485,916
AU Optronics Corp. ADR	108,836	452,758
Chunghwa Telecom Co., Ltd. ADR (b)	41,226	1,235,543
Hon Hai Precision Industry Co., Ltd. GDR	420,107	2,617,267
Siliconware Precision Industries Co. ADR	163,066	1,112,110
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	162,552	3,280,299
United Microelectronics Corp. ADR (b)	588,367	1,170,850

		11,354,743

THAILAND — 0.6%
Bangkok Bank PCL	339,976	2,201,849
IRPC PCL	2,073,100	204,593
PTT PCL	66,177	734,733

		3,141,175

TURKEY — 0.4%
Akbank TAS	204,863	666,470
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	373,857	390,117
Turkiye Garanti Bankasi AS	157,000	550,684
Turkiye Is Bankasi (Class C)	354,750	787,020

		2,394,291

UNITED KINGDOM — 15.2%
3i Group PLC	96,231	597,967
Anglo American PLC	51,911	1,164,712
AstraZeneca PLC	36,488	2,627,259
BAE Systems PLC	101,773	777,925
Barclays PLC	483,965	1,784,527
BG Group PLC	128,319	2,371,478
BHP Billiton PLC	64,556	1,794,833
BP PLC	667,432	4,906,363
British American Tobacco PLC	54,591	3,081,577
British Sky Broadcasting Group PLC	52,844	755,592
BT Group PLC	231,161	1,422,538
Burberry Group PLC	21,727	532,215
Capita PLC	20,465	386,178
Centrica PLC	241,702	1,206,069
Cobham PLC	32,067	151,330
Compass Group PLC	91,998	1,486,206
Diageo PLC	102,532	2,967,023
Experian PLC	31,171	496,991
Fresnillo PLC (b)	8,933	110,061
G4S PLC	48,136	195,635
GlaxoSmithKline PLC	140,595	3,220,589
Glencore PLC (a)	338,959	1,885,896
Hammerson PLC	77,490	721,704
HSBC Holdings PLC	641,348	6,509,696
ICAP PLC	89,316	560,790
Imperial Tobacco Group PLC	37,366	1,613,742
InterContinental Hotels Group PLC	6,907	266,383
J Sainsbury PLC (b)	81,935	334,065
Land Securities Group PLC	44,015	741,378
Lloyds Banking Group PLC (a)	1,658,400	2,066,662

See accompanying notes to financial statements.

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014

Security Description	Shares	Value

Marks & Spencer Group PLC	68,670	$450,418
National Grid PLC	172,465	2,482,774
Next PLC	13,756	1,472,951
Old Mutual PLC	437,956	1,290,056
Pearson PLC	36,921	742,196
Prudential PLC	50,528	1,127,129
Randgold Resources, Ltd.	2,256	153,936
Reckitt Benckiser Group PLC	27,198	2,358,924
Reed Elsevier PLC	53,752	860,944
Rio Tinto PLC	48,402	2,378,724
Rolls-Royce Holdings PLC (a)	60,208	941,412
Royal Bank of Scotland Group PLC (a)	90,321	539,133
Royal Dutch Shell PLC (Class A)	112,795	4,312,697
Royal Dutch Shell PLC (Class B)	70,759	2,795,506
RSA Insurance Group PLC (a)	38,193	299,986
SABMiller PLC	33,765	1,876,423
Severn Trent PLC	24,284	738,938
Shire PLC	17,963	1,555,046
Smith & Nephew PLC	51,188	863,028
Smiths Group PLC	12,258	251,183
SSE PLC	46,668	1,170,396
Standard Chartered PLC	56,295	1,040,851
Standard Life PLC	130,185	874,589
Tesco PLC	299,356	903,631
The British Land Co. PLC	90,351	1,028,970
The Sage Group PLC	74,242	439,786
Tullow Oil PLC	18,949	197,985
Unilever PLC	52,556	2,202,450
United Utilities Group PLC	35,981	471,311
Vodafone Group PLC	988,053	3,274,043
Whitbread PLC	5,251	353,616
Wolseley PLC	8,145	428,082
WPP PLC	53,016	1,065,742

		87,680,240

TOTAL COMMON STOCKS —
(Cost $584,491,880)		572,819,356

RIGHTS — 0.0% (d)
SPAIN — 0.0% (d)
Banco Bilbao Vizcaya Argentaria SA (expiring 10/13/14) (a)(b)	230,612	17,058
Banco Popular Espanol SA (expiring 10/13/14) (a)	58,196	809

TOTAL RIGHTS —
(Cost $18,234)		17,867

WARRANTS — 0.0% (d)
HONG KONG — 0.0% (d)
Sun Hung Kai Properties, Ltd. (expiring 4/22/16) (a) (Cost $0)	6,669	11,148

SHORT TERM INVESTMENTS — 4.9%
UNITED STATES — 4.9%
MONEY MARKET FUNDS — 4.9%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	28,112,331	28,112,331
State Street Institutional Liquid Reserves Fund 0.09% (f)(g)	172,949	172,949

TOTAL SHORT TERM INVESTMENTS —
(Cost $28,285,280)		28,285,280

TOTAL INVESTMENTS — 104.5%
(Cost $612,795,394)		601,133,651
OTHER ASSETS & LIABILITIES — (4.5)%		(25,639,816)

NET ASSETS — 100.0%		$575,493,835

(a)	Non-income producing security
(b)	A portion of the security was on loan at September 30, 2014.
(c)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.2% of net assets as of September 30, 2014, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Investments of cash collateral for securities loaned
(f)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(g)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
PCL = Public Company Limited
PLC = Public Limited Company
REIT = Real Estate Investment Trust
SCA = Societe en Commandite par Actions (partnership limited by shares)

See accompanying notes to financial statements.

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS
September 30, 2014

Security Description	Shares	Value

COMMON STOCKS — 99.5%
AUSTRALIA — 2.7%
Alumina, Ltd. (a)	30,471	$45,195
Amcor, Ltd.	2,638	26,154
AMP, Ltd.	9,029	43,139
Australia & New Zealand Banking Group, Ltd.	2,045	55,331
BHP Billiton, Ltd.	2,619	77,622
Boral, Ltd. (b)	8,523	37,067
Brambles, Ltd.	6,248	52,049
CFS Retail Property Trust Group	35,244	61,526
Coca-Cola Amatil, Ltd. (b)	3,087	23,717
Commonwealth Bank of Australia	658	43,351
CSL, Ltd.	1,201	77,948
Fortescue Metals Group, Ltd. (b)	4,649	14,157
Iluka Resources, Ltd. (b)	1,246	8,570
Insurance Australia Group, Ltd.	13,843	74,133
Lend Lease Group	7,311	91,740
Macquarie Group, Ltd.	1,252	63,093
National Australia Bank, Ltd.	2,587	73,663
Newcrest Mining, Ltd. (a)	1,478	13,645
Origin Energy, Ltd.	2,997	39,259
Orora, Ltd.	1,300	1,866
OZ Minerals, Ltd. (b)	4,519	15,343
QBE Insurance Group, Ltd.	2,203	22,477
Recall Holdings, Ltd.	627	3,072
Rio Tinto, Ltd.	942	49,112
Santos, Ltd.	3,383	40,467
Scentre Group (a)	6,561	18,831
Shopping Centres Australasia Property Group (b)	22	32
Sonic Healthcare, Ltd.	3,253	49,928
Suncorp Group, Ltd.	4,554	55,949
Sydney Airport	676	2,526
Toll Holdings, Ltd. (b)	8,652	42,700
Transurban Group	4,398	29,710
Wesfarmers, Ltd.	2,864	105,659
Westfield Corp.	5,263	34,310
Westpac Banking Corp. (b)	3,025	85,075
Woodside Petroleum, Ltd.	1,210	42,988
Woolworths, Ltd.	1,062	31,819

		1,553,223

AUSTRIA — 0.1%
OMV AG	1,264	42,545

BELGIUM — 0.5%
Anheuser-Busch InBev NV	735	81,819
Delhaize Group	663	46,131
Solvay SA	341	52,511
UCB SA	1,112	100,972

		281,433

BRAZIL — 0.7%
AMBEV SA ADR (b)	7,111	46,577
Banco Bradesco SA Preference Shares ADR	4,079	58,126
Companhia Energetica de Minas Gerais ADR	5,350	33,331
Companhia Siderurgica Nacional SA ADR (b)	4,696	16,671
Gerdau SA ADR (b)	4,241	20,357
Itau Unibanco Holding SA Preference Shares ADR	5,038	69,927
Oi SA ADR (a)(b)	4,931	3,452
PDG Realty SA Empreendimentos e Participacoes ADR (a)	696	619
Petroleo Brasileiro SA ADR	5,308	79,036
Tim Participacoes SA ADR	1,615	42,313
Vale SA Preference Shares ADR	5,641	54,774

		425,183

CANADA — 3.6%
Agrium, Inc. (b)	314	27,974
Bank of Montreal	690	50,894
Barrick Gold Corp.	1,345	19,822
Brookfield Asset Management, Inc. (Class A)	1,336	60,108
Cameco Corp. (b)	1,793	31,703
Canadian Imperial Bank of Commerce (b)	314	28,263
Canadian National Railway Co. (b)	1,355	96,404
Canadian Natural Resources, Ltd.	1,355	52,755
Canadian Pacific Railway, Ltd. (b)	287	59,691
Canadian Tire Corp., Ltd. (Class A)	332	34,090
Cenovus Energy, Inc.	1,721	46,399
Eldorado Gold Corp.	1,848	12,485
Enbridge, Inc.	1,533	73,540
EnCana Corp. (b)	2,520	53,622
Enerplus Corp. (b)	1,981	37,686
First Quantum Minerals, Ltd.	959	18,553
Goldcorp, Inc.	1,318	30,451
IAMGOLD Corp. (a)	1,990	5,520
IGM Financial, Inc. (b)	529	22,863
Imperial Oil, Ltd.	986	46,682
Kinross Gold Corp. (a)	2,915	9,703
Loblaw Cos., Ltd.	1,104	55,370
Manulife Financial Corp.	3,533	68,096
National Bank of Canada (b)	1,864	85,115
Onex Corp.	1,174	65,510
Penn West Petroleum, Ltd. (b)	1,524	10,350
Potash Corp. of Saskatchewan, Inc. (b)	1,004	34,840
Rogers Communications, Inc. (Class B) (b)	1,866	69,995
Royal Bank of Canada	1,633	116,972
Shaw Communications, Inc. (Class B) (b)	1,246	30,605
Silver Wheaton Corp.	879	17,571
SNC-Lavalin Group, Inc.	780	35,994
Sun Life Financial, Inc. (b)	1,927	70,007
Suncor Energy, Inc.	2,744	99,516
Talisman Energy, Inc.	3,201	27,755
Teck Resources, Ltd. (Class B)	977	18,543
TELUS Corp.	2,637	90,232
The Bank of Nova Scotia	870	53,926
The Toronto-Dominion Bank	1,506	74,481
TMX Group, Ltd.	36	1,764
TransAlta Corp. (b)	3,058	32,152
TransCanada Corp. (b)	547	28,232
Valeant Pharmaceuticals International, Inc. (a)	1,067	140,112

See accompanying notes to financial statements.

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014

Security Description	Shares	Value

Yamana Gold, Inc. (b)	2,689	$16,169

		2,062,515

CHILE — 0.0% (c)
Empresa Nacional de Electricidad SA ADR	228	10,023
Enersis SA ADR	591	9,326
Sociedad Quimica y Minera de Chile SA ADR	130	3,398

		22,747

CHINA — 1.3%
Agricultural Bank of China, Ltd. (Class H)	63,000	27,910
Bank of China, Ltd. (Class H)	125,000	56,020
Bank of Communications Co., Ltd. (Class H)	45,000	31,352
China Construction Bank Corp.	62,000	43,435
China Life Insurance Co., Ltd. (Class H)	17,000	47,179
China Merchants Bank Co., Ltd. (Class H)	13,174	22,530
China Petroleum & Chemical Corp. (Class H)	53,200	46,588
China Shenhua Energy Co., Ltd. (Class H)	8,500	23,699
China Telecom Corp., Ltd. (Class H)	54,000	33,102
Hengan International Group Co., Ltd.	4,500	44,246
Huaneng Power International, Inc. (Class H) (b)	36,000	39,314
Industrial & Commercial Bank of China (Class H)	99,000	61,707
PetroChina Co., Ltd. (Class H)	36,000	46,130
PICC Property & Casualty Co., Ltd. (Class H)	18,220	32,286
Ping An Insurance Group Co. of China, Ltd. (Class H)	4,500	33,786
Tencent Holdings, Ltd.	9,000	133,868
Wumart Stores, Inc. (Class H) (b)	18,000	16,829
Yanzhou Coal Mining Co., Ltd. (Class H) (b)	18,000	14,766

		754,747

COLOMBIA — 0.0% (c)
BanColombia SA ADR	191	10,834

DENMARK — 0.7%
AP Moeller — Maersk A/S (Class B)	45	106,912
Danske Bank A/S	1,524	41,431
DSV A/S	2,287	64,426
Novo Nordisk A/S (Class B)	3,399	162,662

		375,431

FINLAND — 0.4%
Fortum Oyj	1,192	29,077
Metso Oyj	708	25,222
Nokia Oyj	7,378	62,958
Sampo Oyj (Class A)	834	40,456
UPM-Kymmene Oyj	2,717	38,819
Valmet Corp.	155	1,546
Wartsila Oyj Abp	807	36,119

		234,197

FRANCE — 3.1%
Accor SA	1,437	63,744
Alstom SA (a)	1,103	37,732
AXA SA	2,870	70,734
BNP Paribas	1,523	101,045
Bouygues SA	872	28,271
Cap Gemini SA	1,076	77,247
Carrefour SA	1,675	51,756
Credit Agricole SA	3,053	46,068
Danone	821	54,968
Essilor International SA	547	60,075
GDF Suez	1,461	36,654
Groupe Fnac (a)	2	74
Kering	188	37,915
LVMH Moet Hennessy Louis Vuitton SA	296	48,124
Orange SA	4,176	62,803
Pernod Ricard SA	403	45,635
Publicis Groupe SA	692	47,529
Renault SA	1,013	73,389
Sanofi	1,336	151,151
Schneider Electric SE	968	74,348
Societe Generale SA	1,219	62,243
Sodexo	852	83,391
Technip SA	448	37,697
Total SA	2,072	134,668
Unibail-Rodamco SE	323	83,116
Vallourec SA	359	16,512
Veolia Environnement SA	2,567	45,334
Vinci SA	1,237	71,889
Vivendi SA (a)	3,146	75,986

		1,780,098

GERMANY — 2.7%
adidas AG	735	55,013
Allianz SE	690	111,875
BASF SE	1,112	102,026
Bayer AG	1,309	183,384
Commerzbank AG (a)	1,237	18,502
Daimler AG	1,533	117,607
Deutsche Bank AG	1,901	66,700
Deutsche Boerse AG	529	35,638
Deutsche Lufthansa AG	3,175	50,155
Deutsche Post AG	2,637	84,579
Deutsche Telekom AG	4,349	65,927
E.ON AG	2,726	49,915
Fresenius Medical Care AG & Co. KGaA	296	20,678
Linde AG	188	36,134
MAN SE	251	28,251
Merck KGaA	932	85,982
Muenchener Rueckversicherungs- Gesellschaft AG	403	79,698
OSRAM Licht AG (a)	27	1,006
RWE AG	914	35,626
Salzgitter AG	968	33,389
SAP SE	1,355	97,738
Siemens AG	628	74,866
ThyssenKrupp AG (a)	1,703	44,694
Volkswagen AG	323	67,039

		1,546,422

See accompanying notes to financial statements.

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014

Security Description	Shares	Value

HONG KONG — 2.1%
AIA Group, Ltd.	12,600	$65,149
Bank of East Asia, Ltd.	10,863	43,997
Cheung Kong Holdings, Ltd.	9,000	148,240
China Mobile, Ltd.	8,500	98,244
China Overseas Land & Investment, Ltd.	18,000	46,315
China Resources Enterprise, Ltd. (b)	18,000	42,606
China Unicom (Hong Kong), Ltd.	18,000	26,890
CITIC, Ltd. (b)	18,000	30,042
CNOOC, Ltd.	27,000	46,315
COSCO Pacific, Ltd.	18,240	24,194
Global Brands Group Holding, Ltd. (a)	6,000	1,321
Hang Lung Properties, Ltd.	9,000	25,615
Henderson Land Development Co., Ltd.	9,361	60,638
Hong Kong Exchanges and Clearing, Ltd.	2,723	58,597
Hutchison Whampoa, Ltd.	9,000	108,949
Li & Fung, Ltd.	18,000	20,445
New World Development Co., Ltd.	27,319	31,804
Sands China, Ltd.	7,200	37,553
Shangri-La Asia, Ltd.	18,000	26,704
Sun Hung Kai Properties, Ltd.	9,082	128,772
Swire Pacific, Ltd.	4,500	57,952
The Link REIT	9,058	52,201

		1,182,543

HUNGARY — 0.1%
MOL Hungarian Oil and Gas NyRt	206	10,095
Richter Gedeon NyRt	1,676	26,242

		36,337

INDIA — 0.7%
Axis Bank, Ltd. GDR	160	4,878
Dr. Reddy’s Laboratories, Ltd. ADR (b)	1,911	100,423
HDFC Bank, Ltd. ADR (b)	1,452	67,634
ICICI Bank, Ltd. ADR (b)	1,192	58,527
Infosys, Ltd. ADR (b)	834	50,449
Mahindra & Mahindra, Ltd. GDR	479	10,624
Reliance Industries, Ltd. GDR (d)	1,479	45,110
Tata Motors, Ltd. ADR	1,615	70,592

		408,237

INDONESIA — 0.5%
Astra Agro Lestari Tbk PT	13,500	25,482
Astra International Tbk PT	45,700	26,441
Bank Central Asia Tbk PT	41,200	44,209
Bank Mandiri Tbk PT	41,200	34,066
Bank Rakyat Indonesia Persero Tbk PT	47,700	40,810
Gudang Garam Tbk PT	4,500	20,930
Telekomunikasi Indonesia Persero Tbk PT	301,300	72,080

		264,018

IRELAND — 1.0%
Accenture PLC (Class A) (b)	932	75,790
Allegion PLC (b)	304	14,483
Covidien PLC	1,857	160,649
CRH PLC	1,398	31,983
Eaton Corp. PLC	1,857	117,678
Mallinckrodt PLC (a)(b)	116	10,457
Pentair PLC	107	7,007
Perrigo Co. PLC	17	2,553
Seagate Technology PLC (b)	932	53,376
Weatherford International PLC (a)(b)	4,645	96,616

		570,592

ISRAEL — 0.2%
Bank Hapoalim BM	6,222	35,074
Bank Leumi Le-Israel BM (a)	8,150	33,003
Teva Pharmaceutical Industries, Ltd. ADR	1,067	57,351

		125,428

ITALY — 0.7%
Assicurazioni Generali SpA	2,583	54,361
Banca Monte dei Paschi di Siena SpA (a)	13,667	18,024
Enel SpA	11,367	60,338
ENI SpA (b)	2,413	57,520
Intesa Sanpaolo SpA	20,511	62,341
Mediaset SpA (a)(b)	10,084	38,725
Saipem SpA (a)	511	10,871
Telecom Italia SpA (a)	47,919	54,934
UniCredit SpA	6,955	55,000

		412,114

JAPAN — 7.6%
Aisin Seiki Co., Ltd.	900	32,449
Asahi Breweries, Ltd.	900	26,033
Asahi Kasei Corp. (b)	9,000	73,054
Astellas Pharma, Inc.	4,500	66,990
Bridgestone Corp.	900	29,717
Canon, Inc.	900	29,294
Credit Saison Co., Ltd. (b)	1,800	34,673
Daiichi Sankyo Co., Ltd. (b)	2,700	42,360
Daikin Industries, Ltd.	900	55,775
Daiwa Securities Group, Inc. (b)	9,000	71,290
Denso Corp.	1,800	82,948
Eisai Co., Ltd. (b)	900	36,387
FUJIFILM Holdings Corp.	1,800	55,299
Fujitsu, Ltd.	8,000	49,227
Hitachi, Ltd.	9,000	68,713
Hokuhoku Financial Group, Inc.	18,000	35,280
Honda Motor Co., Ltd. (b)	1,800	62,355
Hoya Corp.	1,800	60,451
ITOCHU Corp.	2,700	32,982
Japan Tobacco, Inc.	1,800	58,531
JFE Holdings, Inc.	1,800	35,911
JSR Corp. (b)	1,800	31,391
JX Holdings, Inc. (b)	4,500	20,737
Kajima Corp. (b)	9,000	43,074
Kamigumi Co., Ltd.	9,000	85,163
KDDI Corp. (b)	1,800	108,185
Kobe Steel, Ltd. (b)	27,000	43,812
Komatsu, Ltd.	1,800	41,622
Konica Minolta Holdings, Inc. (b)	4,500	48,571
Kyocera Corp. (b)	1,800	83,867
Makita Corp. (b)	900	50,868
Marubeni Corp. (b)	9,000	61,600
Marui Group Co., Ltd. (b)	8,100	66,679
Mitsubishi Chemical Holdings Corp.	4,500	22,136
Mitsubishi Corp.	1,800	36,855
Mitsubishi Electric Corp.	9,000	119,828
Mitsubishi Heavy Industries, Ltd.	9,000	57,891

See accompanying notes to financial statements.

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014

Security Description	Shares	Value

Mitsubishi UFJ Financial Group, Inc.	16,100	$91,027
Mitsui & Co., Ltd. (b)	1,800	28,380
Mizuho Financial Group, Inc. (b)	33,200	59,291
MS&AD Insurance Group Holdings, Inc.	1,800	39,259
Murata Manufacturing Co., Ltd.	900	102,311
NEC Corp.	2,000	6,910
Nippon Steel & Sumitomo Metal Corp.	26,000	67,456
Nippon Yusen K.K. (b)	18,000	47,422
Nissan Motor Co., Ltd.	3,600	35,083
Nitto Denko Corp. (b)	900	49,350
Nomura Holdings, Inc.	8,900	53,045
NTT Data Corp. (b)	900	32,408
Obayashi Corp. (b)	9,000	61,616
ORIX Corp.	3,600	49,654
Osaka Gas Co., Ltd.	9,000	36,158
Panasonic Corp. (b)	5,400	64,217
Resona Holdings, Inc.	5,400	30,442
Rohm Co., Ltd.	900	56,612
Secom Co., Ltd. (b)	900	53,600
Seven & I Holdings Co., Ltd.	900	34,902
Shin-Etsu Chemical Co., Ltd.	900	58,810
Softbank Corp.	1,800	126,170
Sompo Japan Nipponkoa Holdings, Inc.	1,800	43,665
Sony Corp. (b)	2,700	49,006
Sumitomo Chemical Co., Ltd. (b)	9,000	32,080
Sumitomo Corp. (b)	1,800	19,863
Sumitomo Electric Industries, Ltd.	2,700	39,887
Sumitomo Mitsui Financial Group, Inc.	1,800	73,365
Sumitomo Mitsui Trust Holdings, Inc.	9,000	37,454
T&D Holdings, Inc.	3,600	46,225
Takeda Pharmaceutical Co., Ltd. (b)	900	39,119
TDK Corp.	900	50,212
Teijin, Ltd. (b)	9,000	21,742
Terumo Corp. (b)	1,800	43,140
The Joyo Bank, Ltd. (b)	9,000	44,305
The Kansai Electric Power Co., Inc. (a)	1,800	17,008
Tokio Marine Holdings, Inc.	1,800	55,832
Tokyo Electron, Ltd.	900	58,728
Tokyu Corp.	9,000	58,991
Toppan Printing Co., Ltd. (b)	9,000	64,652
Toshiba Corp.	9,000	41,696
Toyota Motor Corp. (b)	3,600	212,105
Toyota Tsusho Corp. (b)	2,700	65,768
West Japan Railway Co. (b)	900	40,280
Yamada Denki Co., Ltd. (b)	3,600	10,502
Yamaha Corp.	5,400	70,543

		4,382,289

LUXEMBOURG — 0.0% (c)
ArcelorMittal (b)	1,812	24,950

MEXICO — 0.6%
America Movil SAB de CV	69,586	87,874
Cemex SAB de CV (a)	31,699	41,305
Fomento Economico Mexicano SAB de CV	7,154	65,855
Grupo Financiero Banorte SAB de CV	6,885	43,975
Grupo Mexico SAB de CV	11,449	38,336
Grupo Televisa SA de CV	6,079	41,235
Industrias Penoles SA de CV	466	10,658

		329,238

NETHERLANDS — 1.5%
Airbus Group NV	610	38,390
Akzo Nobel NV	685	46,944
ASML Holding NV	655	65,218
CNH Industrial NV (b)	1,282	10,203
Heineken NV	484	36,220
ING Groep NV (a)	6,284	89,782
Koninklijke (Royal) KPN NV (a)	8,274	26,517
Koninklijke Ahold NV	2,965	48,018
Koninklijke DSM NV	806	49,743
Koninklijke Philips NV	2,466	78,705
LyondellBasell Industries NV (Class A)	932	101,271
Reed Elsevier NV	3,174	72,052
Unilever NV	1,835	73,088
Wolters Kluwer NV	3,936	105,012

		841,163

NORWAY — 0.4%
DnB NOR ASA	3,372	63,158
Norsk Hydro ASA	10,364	57,994
Telenor ASA	2,762	60,635
Yara International ASA	574	28,831

		210,618

PERU — 0.0% (c)
Compania de Minas Buenaventura SA ADR	278	3,219

PHILIPPINES — 0.1%
Philippine Long Distance Telephone Co. ADR	672	46,355

PORTUGAL — 0.0% (c)
Portugal Telecom SGPS SA (b)	7,889	16,603

RUSSIA — 0.5%
Federal Hydrogenerating Co. JSC ADR	1,679	3,022
Gazprom OAO ADR (e)	781	5,451
Gazprom OAO ADR (e)	6,482	45,633
Lukoil OAO ADR	888	45,199
MMC Norilsk Nickel OJSC ADR	1,085	20,235
Mobile Telesystems OJSC ADR	1,694	25,308
Sberbank of Russia ADR (e)	412	3,242
Sberbank of Russia ADR (e)	3,417	27,063
Surgutneftegas OAO ADR Preference Shares	7,817	53,156
Tatneft OAO ADR	905	31,956
Uralkali OJSC GDR (a)	138	2,450

		262,715

SINGAPORE — 0.4%
CapitaLand, Ltd.	27,000	67,749
Singapore Exchange, Ltd.	18,000	102,047
Singapore Press Holdings, Ltd. (b)	18,000	59,280
Singapore Telecommunications, Ltd.	9,000	26,817

		255,893

SOUTH AFRICA — 0.7%
AngloGold Ashanti, Ltd. (a)	789	9,671
Discovery, Ltd.	10,810	94,081

See accompanying notes to financial statements.

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014

Security Description	Shares	Value

FirstRand, Ltd. (b)	9,925	$37,791
Gold Fields, Ltd.	1,911	7,478
Harmony Gold Mining Co., Ltd. (a)	2,117	4,628
Impala Platinum Holdings, Ltd. (a)	1,434	11,042
MTN Group, Ltd.	3,668	77,371
Naspers, Ltd.	583	64,243
Sanlam, Ltd.	9,190	53,115
Sasol, Ltd. (b)	708	38,435
Sibanye Gold, Ltd.	941	2,041
Standard Bank Group, Ltd.	2,375	27,464

		427,360

SOUTH KOREA — 1.0%
Actoz Soft Co., Ltd. (a)	420	15,522
Chadiostech Co., Ltd. (a)	6,880	19,918
E-Mart Co., Ltd.	32	6,990
Hana Financial Group, Inc.	367	13,390
Hyundai Heavy Industries Co., Ltd.	48	6,254
Hyundai Hysco Co., Ltd.	127	9,387
Hyundai Mobis Co., Ltd.	62	15,100
Hyundai Motor Co.	134	24,190
Hyundai Steel Co.	39	2,742
JoyCity Corp. (a)	1,050	19,453
KB Financial Group, Inc.	502	18,339
KH Vatec Co., Ltd.	932	25,834
Kia Motors Corp.	296	15,063
Korea Electric Power Corp. ADR (b)	318	7,136
KT&G Corp.	188	16,836
LG Chem, Ltd. Preference Shares	287	44,604
LG Electronics, Inc.	153	9,526
LG Household & Health Care, Ltd.	27	12,972
Lotte Chemical Corp.	24	3,195
NAVER Corp.	53	40,532
NHN Entertainment Corp. (a)	23	1,798
POSCO ADR	116	8,804
Posco M-Tech Co. Ltd.	6,240	19,041
Samsung C&T Corp.	313	22,424
Samsung Electronics Co., Ltd. GDR	73	40,917
Samsung Engineering Co., Ltd. (a)	71	4,050
Samsung Fire & Marine Insurance Co., Ltd.	63	16,866
Samsung Heavy Industries Co., Ltd.	502	12,012
Samsung Securities Co., Ltd.	305	12,746
SeAH Steel Corp.	319	27,872
Shinhan Financial Group Co., Ltd.	502	23,120
SK Holdings Co., Ltd.	107	19,113
SK Hynix, Inc. (a)	592	26,227
SK Innovation Co., Ltd.	80	6,148

		568,121

SPAIN — 0.8%
Acciona SA (a)	520	38,927
Acerinox SA	2,520	38,742
ACS, Actividades de Construccion y Servicios SA	1,861	71,515
Banco Bilbao Vizcaya Argentaria SA	7,228	87,208
Banco Santander SA	13,136	126,297
Repsol SA	1,134	26,932
Telefonica SA	2,933	45,406

		435,027

SWEDEN — 1.1%
Assa Abloy AB (Class B)	1,022	52,827
Atlas Copco AB (Class B)	2,852	74,145
Nordea Bank AB	4,947	64,442
Sandvik AB	2,655	29,981
Securitas AB (Class B)	4,125	45,866
Skandinaviska Enskilda Banken AB (Class A)	6,240	83,449
Skanska AB (Class B)	2,708	56,088
SKF AB (Class B)	1,927	40,286
Svenska Handelsbanken AB (Class A)	843	39,703
Tele2 AB (Class B)	1,703	20,589
Telefonaktiebolaget LM Ericsson (Class B)	5,048	64,147
TeliaSonera AB	4,349	30,118
Volvo AB (Class A)	4,161	46,122

		647,763

SWITZERLAND — 3.2%
ABB, Ltd. (a)	3,757	84,459
ACE, Ltd. (b)	932	97,739
Adecco SA (a)	726	49,274
Cie Financiere Richemont SA	1,022	83,803
Credit Suisse Group AG (a)	2,214	61,334
Geberit AG	296	95,662
Givaudan SA (a)	36	57,570
Holcim, Ltd. (a)	663	48,329
Kuehne & Nagel International AG	350	44,176
Nestle SA	2,601	191,230
Novartis AG	2,456	231,720
Roche Holding AG	914	270,804
SGS SA	36	74,637
Swiss Re AG (a)	879	70,053
Syngenta AG	90	28,662
TE Connectivity, Ltd.	1,857	102,673
The Swatch Group AG	108	51,327
Transocean, Ltd. (b)	663	21,434
UBS AG (a)	5,683	99,088
Zurich Insurance Group AG (a)	179	53,353

		1,817,327

TAIWAN — 1.1%
Advanced Semiconductor Engineering Inc, ADR (b)	10,731	63,420
AU Optronics Corp. ADR	9,226	38,380
Chunghwa Telecom Co., Ltd. ADR (b)	2,447	73,337
Hon Hai Precision Industry Co., Ltd. GDR	16,689	103,972
Siliconware Precision Industries Co. ADR	15,357	104,735
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	10,194	205,715
United Microelectronics Corp. ADR (b)	23,990	47,740

		637,299

THAILAND — 0.1%
Bangkok Bank PCL	9,900	64,117

See accompanying notes to financial statements.

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014

Security Description	Shares	Value

PTT PCL	1,800	$19,985

		84,102

TURKEY — 0.2%
Akbank TAS	6,795	22,106
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	37,206	38,824
Turkiye Garanti Bankasi AS	7,862	27,576
Turkiye Is Bankasi (Class C)	18,037	40,016

		128,522

UNITED KINGDOM — 7.9%
3i Group PLC	16,478	102,392
Anglo American PLC	2,072	46,489
AstraZeneca PLC	1,642	118,230
BAE Systems PLC	8,285	63,328
Barclays PLC	22,171	81,751
BG Group PLC	4,143	76,567
BHP Billiton PLC	2,825	78,543
BP PLC	23,836	175,221
British American Tobacco PLC	475	26,813
British Sky Broadcasting Group PLC	1,866	26,681
BT Group PLC	19,330	118,955
Burberry Group PLC	1,470	36,008
Capita PLC	4,994	94,238
Cobham PLC	24,610	116,139
Compass Group PLC	4,193	67,737
Diageo PLC	2,529	73,183
Experian PLC	3,450	55,007
G4S PLC	5,792	23,540
GlaxoSmithKline PLC	5,810	133,089
Glencore PLC (a)	4,940	27,485
Hammerson PLC	9,376	87,323
HSBC Holdings PLC	20,756	210,674
Imperial Tobacco Group PLC	932	40,251
InterContinental Hotels Group PLC	2,341	90,286
J Sainsbury PLC (b)	6,849	27,925
Land Securities Group PLC	4,097	69,009
Liberty Global PLC (Class A) (a)(b)	932	39,647
Liberty Global PLC (Series C) (a)(b)	1,660	68,085
Lloyds Banking Group PLC (a)	80,497	100,314
Marks & Spencer Group PLC	9,459	62,043
National Grid PLC	1,842	26,517
Next PLC	672	71,956
Noble Corp. PLC (b)	1,857	41,263
Old Mutual PLC	13,940	41,062
Paragon Offshore PLC (a)(b)	618	3,801
Pearson PLC	1,112	22,354
Prudential PLC	4,510	100,605
Randgold Resources, Ltd.	269	18,355
Reckitt Benckiser Group PLC	744	64,528
Reed Elsevier PLC	2,897	46,401
Rio Tinto PLC	1,998	98,192
Rolls-Royce Holdings PLC (a)	2,941	45,985
Royal Dutch Shell PLC (Class A)	251	9,597
Royal Dutch Shell PLC (Class B)	7,073	279,436
RSA Insurance Group PLC (a)	6,557	51,502
SABMiller PLC	1,219	67,743
Severn Trent PLC	2,323	70,686
Smith & Nephew PLC	4,212	71,014
Smiths Group PLC	3,246	66,515
SSE PLC	1,541	38,647
Standard Chartered PLC	3,273	60,515
Standard Life PLC	19,088	128,234
Tesco PLC	10,983	33,153
The British Land Co. PLC	5,856	66,691
The Sage Group PLC	15,806	93,630
Tullow Oil PLC	1,651	17,250
Unilever PLC	1,425	59,717
United Utilities Group PLC	4,134	54,151
Vodafone Group PLC	33,887	112,289
Whitbread PLC	3,040	204,721
Wolseley PLC	789	41,468
WPP PLC	3,201	64,347

		4,509,278

UNITED STATES — 51.2%
3M Co. (b)	932	132,046
Abbott Laboratories	1,857	77,233
AbbVie, Inc. (b)	914	52,793
Adobe Systems, Inc. (a)(b)	2,789	192,971
Aetna, Inc. (b)	1,857	150,417
Aflac, Inc. (b)	1,857	108,170
Agilent Technologies, Inc.	1,857	105,812
Alexion Pharmaceuticals, Inc. (a)	932	154,544
Allergan, Inc.	932	166,073
Altera Corp. (b)	932	33,347
Altria Group, Inc.	1,857	85,311
Amazon.com, Inc. (a)	932	300,514
American Capital Agency Corp.	932	19,805
American Electric Power Co., Inc.	1,857	96,954
American Express Co.	1,857	162,562
American Tower Corp.	932	87,263
Amgen, Inc. (b)	1,857	260,834
Anadarko Petroleum Corp. (b)	932	94,542
Annaly Capital Management, Inc.	1,857	19,833
Apache Corp.	932	87,487
Apple, Inc.	6,518	656,688
Applied Materials, Inc.	6,500	140,465
Archer-Daniels-Midland Co.	2,789	142,518
AT&T, Inc. (b)	6,500	229,060
Automatic Data Processing, Inc.	932	77,431
Baker Hughes, Inc.	1,857	120,816
Bank of America Corp.	15,805	269,475
Baxter International, Inc.	1,857	133,277
Becton, Dickinson and Co.	932	106,071
Bed Bath & Beyond, Inc. (a)(b)	932	61,354
Berkshire Hathaway, Inc. (Class B) (a)	932	128,746
Biogen Idec, Inc. (a)	932	308,315
Bristol-Myers Squibb Co. (b)	2,789	142,741
Broadcom Corp. (Class A)	1,857	75,060
C.H. Robinson Worldwide, Inc. (b)	932	61,810
Cameron International Corp. (a)	1,857	123,268
Capital One Financial Corp.	932	76,070
Carnival Corp. (b)	932	37,438
Caterpillar, Inc. (b)	932	92,296
CBS Corp.	1,845	98,707
CBS Outdoor Americas, Inc. (b)	3	90
Celgene Corp. (a)	1,864	176,670
CenturyLink, Inc.	1,857	75,933

See accompanying notes to financial statements.

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014

Security Description	Shares	Value

Chesapeake Energy Corp.	2,789	$64,119
Chevron Corp.	2,789	332,783
Church & Dwight Co., Inc.	1,857	130,287
Cisco Systems, Inc.	9,289	233,804
Citigroup, Inc.	4,645	240,704
Citrix Systems, Inc. (a)(b)	932	66,489
Coach, Inc.	932	33,189
Cognizant Technology Solutions Corp. (Class A) (a)	1,864	83,451
Colgate-Palmolive Co.	1,857	121,114
Comcast Corp. (Class A) Special (b)	4,645	248,507
ConAgra Foods, Inc. (b)	1,857	61,355
ConocoPhillips (b)	1,857	142,098
Corning, Inc.	3,721	71,964
Costco Wholesale Corp.	932	116,798
CST Brands, Inc. (b)	99	3,559
CSX Corp.	3,721	119,295
Cummins, Inc.	932	123,005
CVS Health Corp.	1,857	147,799
Danaher Corp.	1,857	141,095
Deere & Co. (b)	932	76,415
Devon Energy Corp. (b)	932	63,544
DIRECTV (a)	932	80,637
Discover Financial Services (b)	1,857	119,572
Dollar Tree, Inc. (a)	1,857	104,122
Duke Energy Corp. (b)	1,013	75,742
E. I. du Pont de Nemours & Co. (b)	1,857	133,258
eBay, Inc. (a)	2,789	157,941
Ecolab, Inc. (b)	932	107,022
Edison International (b)	1,857	103,843
Eli Lilly & Co.	1,857	120,426
EMC Corp.	3,721	108,876
Emerson Electric Co.	1,857	116,211
EOG Resources, Inc.	1,864	184,573
Equity Residential	932	57,393
Exelon Corp. (b)	1,857	63,305
Express Scripts Holding Co. (a)	1,300	91,819
Exxon Mobil Corp. (b)	5,577	524,517
Fastenal Co. (b)	932	41,847
FedEx Corp.	932	150,471
FirstEnergy Corp. (b)	1,857	62,339
FMC Technologies, Inc. (a)	1,857	100,854
Ford Motor Co.	7,432	109,919
Franklin Resources, Inc.	2,789	152,307
Freeport-McMoRan, Inc.	1,857	60,631
General Dynamics Corp.	932	118,448
General Electric Co.	13,942	357,194
General Mills, Inc.	932	47,019
General Motors Co.	1,857	59,313
Gilead Sciences, Inc. (a)	3,721	396,100
Google, Inc. (Class A) (a)(b)	457	268,903
Google, Inc. (Class C) (a)	457	263,854
Halliburton Co.	1,857	119,795
HCP, Inc.	2,789	110,751
Hess Corp. (b)	932	87,906
Hewlett-Packard Co.	3,721	131,984
Honeywell International, Inc.	1,857	172,924
Illinois Tool Works, Inc. (b)	1,857	156,768
Ingersoll-Rand PLC	1,857	104,661
Intel Corp.	7,432	258,782
International Business Machines Corp. (b)	1,857	352,514
Intuit, Inc. (b)	932	81,690
Johnson & Johnson	2,789	297,280
Johnson Controls, Inc. (b)	1,857	81,708
JPMorgan Chase & Co.	5,577	335,958
Juniper Networks, Inc. (b)	1,857	41,133
Kellogg Co. (b)	932	57,411
Kimberly-Clark Corp.	932	100,255
Kinder Morgan Management, LLC (a)(b)	1,081	101,776
Kinder Morgan, Inc.	189	7,246
Kohl’s Corp. (b)	932	56,880
Kraft Foods Group, Inc. (b)	152	8,573
L Brands, Inc. (b)	1,857	124,382
Las Vegas Sands Corp.	932	57,980
Liberty Interactive Corp. (Class A) (a)	1,857	52,962
Liberty TripAdvisor Holdings, Inc. (Class A) (a)	126	4,271
Liberty Ventures, (Series A) (a)	126	4,783
Lockheed Martin Corp. (b)	932	170,351
Lowe’s Cos., Inc.	2,789	147,594
Macy’s, Inc.	1,857	108,040
Marathon Oil Corp.	2,789	104,839
Marathon Petroleum Corp.	932	78,912
Marsh & McLennan Cos., Inc.	1,857	97,195
Mattel, Inc.	3,721	114,049
McCormick & Co., Inc. (b)	2,789	186,584
McDonald’s Corp.	932	88,363
McKesson Corp.	932	181,432
Mead Johnson Nutrition Co. (b)	932	89,677
Medtronic, Inc. (b)	2,789	172,779
Merck & Co., Inc.	3,721	220,581
MetLife, Inc.	2,789	149,825
Microsoft Corp.	10,221	473,846
Mondelez International, Inc. (Class A) (b)	932	31,935
Monsanto Co.	932	104,859
Morgan Stanley	2,789	96,416
National Oilwell Varco, Inc. (b)	932	70,925
NetApp, Inc. (b)	932	40,039
Newmont Mining Corp. (b)	932	21,483
News Corp. (Class A) (a)(b)	565	9,238
NextEra Energy, Inc.	932	87,496
NIKE, Inc. (Class B) (b)	1,857	165,644
Noble Energy, Inc. (b)	1,857	126,945
Norfolk Southern Corp. (b)	932	104,011
Northrop Grumman Corp.	1,857	244,678
NOW, Inc. (a)(b)	232	7,055
O’Reilly Automotive, Inc. (a)(b)	932	140,136
Occidental Petroleum Corp.	1,857	178,551
Oracle Corp.	6,500	248,820
Parker-Hannifin Corp. (b)	932	106,388
PepsiCo, Inc.	1,857	172,868
Pfizer, Inc.	9,181	271,482
PG&E Corp. (b)	932	41,977
Philip Morris International, Inc.	1,857	154,874
Phillips 66	457	37,159

See accompanying notes to financial statements.

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014

Security Description	Shares	Value

Pioneer Natural Resources Co.	932	$183,576
PNC Financial Services Group, Inc. (b)	932	79,761
PPL Corp. (b)	2,789	91,591
Praxair, Inc. (b)	932	120,228
ProLogis	2,789	105,145
Prudential Financial, Inc.	1,857	163,305
Public Service Enterprise Group, Inc. (b)	1,857	69,155
Public Storage	932	154,563
QUALCOMM, Inc.	2,789	208,534
Range Resources Corp.	932	63,199
Raytheon Co. (b)	932	94,710
Retail Opportunity Investments Corp. (b)	13,942	204,947
Ross Stores, Inc.	932	70,441
Salesforce.com, Inc. (a)(b)	3,721	214,069
SanDisk Corp.	932	91,289
Schlumberger, Ltd.	1,857	188,838
Seventy Seven Energy, Inc. (a)(b)	196	4,653
Simon Property Group, Inc.	932	153,239
Southwestern Energy Co. (a)	932	32,573
Spectra Energy Corp. (b)	1,857	72,906
St. Jude Medical, Inc. (b)	1,857	111,661
Starbucks Corp.	1,857	140,129
State Street Corp. (b)(f)	932	68,605
Sysco Corp. (b)	1,857	70,473
Target Corp.	932	58,418
Texas Instruments, Inc.	2,789	133,007
The ADT Corp. (b)	226	8,014
The Allstate Corp. (b)	1,857	113,964
The Bank of New York Mellon Corp.	2,789	108,018
The Boeing Co. (b)	932	118,718
The Charles Schwab Corp.	4,645	136,517
The Chubb Corp. (b)	932	84,887
The Clorox Co. (b)	932	89,509
The Coca-Cola Co. (b)	3,721	158,738
The Dow Chemical Co. (b)	2,789	146,255
The Estee Lauder Cos., Inc. (Class A)	932	69,639
The Goldman Sachs Group, Inc. (b)	932	171,087
The Hershey Co.	932	88,941
The Home Depot, Inc.	1,857	170,361
The J.M. Smucker Co. (b)	932	92,259
The Mosaic Co. (b)	932	41,390
The Procter & Gamble Co. (b)	1,857	155,505
The Southern Co. (b)	932	40,682
The Travelers Cos., Inc. (b)	932	87,552
The Walt Disney Co. (b)	2,789	248,305
The Williams Cos., Inc.	2,789	154,371
Thermo Fisher Scientific, Inc.	1,857	225,997
Time Warner Cable, Inc.	932	133,733
Time Warner, Inc.	1,857	139,665
Time, Inc. (a)	232	5,436
TJX Cos., Inc.	1,857	109,879
Twenty-First Century Fox, Inc. (Class A) (b)	4,645	159,277
Tyco International, Ltd.	932	41,539
Tyson Foods, Inc. (Class A) (b)	3,721	146,496
U.S. Bancorp	2,789	116,664
Union Pacific Corp.	1,864	202,095
United Financial Bancorp, Inc.	14,872	188,726
United Parcel Service, Inc. (Class B) (b)	932	91,606
United Technologies Corp.	932	98,419
UnitedHealth Group, Inc.	1,857	160,166
Valero Energy Corp.	1,857	85,923
Vector Group, Ltd. (b)	9,668	214,445
Verizon Communications, Inc.	3,146	157,269
Viacom, Inc. (Class B) (b)	932	71,708
Visa, Inc. (Class A) (b)	932	198,861
Wal-Mart Stores, Inc. (b)	1,857	142,005
Walgreen Co.	1,857	110,064
Washington Prime Group, Inc. (b)	465	8,128
Waste Management, Inc. (b)	1,857	88,263
WellPoint, Inc.	932	111,486
Wells Fargo & Co.	7,432	385,498
Western Digital Corp.	932	90,702
Whole Foods Market, Inc.	1,857	70,770
Yahoo!, Inc. (a)(b)	2,789	113,652
Yum! Brands, Inc.	932	67,085
Zoetis, Inc.	107	3,954

		29,413,297

TOTAL COMMON STOCKS —
(Cost $56,618,271)		57,129,783

RIGHTS — 0.0% (c)
SPAIN — 0.0% (c)
Banco Bilbao Vizcaya Argentaria SA (expiring 10/13/14) (a) (Cost $734)	7,228	721

WARRANTS — 0.0% (c)
HONG KONG — 0.0% (c)
Sun Hung Kai Properties, Ltd. (expiring 4/22/16) (a) (Cost $0)	171	286

SHORT TERM INVESTMENTS — 17.2%
UNITED STATES — 17.2%
MONEY MARKET FUNDS — 17.2%
State Street Navigator Securities Lending Prime Portfolio (g)(h)	9,719,463	9,719,463
State Street Institutional Liquid Reserves Fund 0.09% (h)(i)	151,005	151,005

TOTAL SHORT TERM INVESTMENTS —
(Cost $9,870,468)		9,870,468

TOTAL INVESTMENTS — 116.7%
(Cost $66,489,473)		67,001,258
OTHER ASSETS & LIABILITIES — (16.7)%		(9,567,594)

NET ASSETS — 100.0%		$57,433,664

See accompanying notes to financial statements.

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014

(a)	Non-income producing security
(b)	A portion of the security was on loan at September 30, 2014.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.1% of net assets as of September 30, 2014, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(f)	Affiliated issuer (Note 3).
(g)	Investments of cash collateral for securities loaned
(h)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(i)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
PCL = Public Company Limited
PLC = Public Limited Company
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR MSCI EM 50 ETF
SCHEDULE OF INVESTMENTS
September 30, 2014

Security Description	Shares	Value

COMMON STOCKS — 99.2%
BRAZIL — 9.4%
Banco Bradesco SA Preference Shares ADR	3,552	$50,616
BRF — Brasil Foods SA ADR	1,153	27,430
Itau Unibanco Holding SA Preference Shares ADR	4,612	64,014
Petroleo Brasileiro SA ADR	3,570	53,157
Vale SA Preference Shares ADR	3,284	31,888

		227,105

CHINA — 21.9%
Agricultural Bank of China, Ltd. (Class H)	36,000	15,948
Bank of China, Ltd. (Class H)	134,196	60,141
China Construction Bank Corp.	121,154	84,877
China Life Insurance Co., Ltd. (Class H)	12,584	34,924
China Petroleum & Chemical Corp. (Class H)	43,600	38,181
China Shenhua Energy Co., Ltd. (Class H)	5,644	15,736
Industrial & Commercial Bank of China (Class H)	124,454	77,572
PetroChina Co., Ltd. (Class H)	34,812	44,607
Ping An Insurance Group Co. of China, Ltd. (Class H) (a)	3,500	26,278
Tencent Holdings, Ltd.	8,584	127,681

		525,945

HONG KONG — 7.8%
China Mobile, Ltd.	10,355	119,685
China Overseas Land & Investment, Ltd.	6,000	15,438
CNOOC, Ltd.	30,362	52,082

		187,205

INDIA — 1.5%
ICICI Bank, Ltd. ADR (a)	721	35,401

MALAYSIA — 2.0%
Malayan Banking Bhd	7,500	22,771
Public Bank Bhd	4,400	25,350

		48,121

MEXICO — 5.3%
America Movil SAB de CV, ADR, Series L (a)	2,884	72,677
Cemex SAB de CV ADR (a)(b)	2,049	26,719
Grupo Televisa SA de CV ADR	869	29,442

		128,838

RUSSIA — 8.0%
Gazprom OAO ADR	9,982	70,273
Lukoil OAO ADR	861	43,911
Magnit OJSC GDR	435	25,125
NovaTek OAO GDR	154	16,047
Sberbank of Russia ADR (c)	3,840	30,413
Sberbank of Russia ADR (c)	713	5,610

		191,379

SOUTH AFRICA — 8.6%
MTN Group, Ltd.	2,842	59,948
Naspers, Ltd.	668	73,609
Sasol, Ltd. (a)	932	50,596
Standard Bank Group, Ltd.	2,051	23,717

		207,870

SOUTH KOREA — 20.5%
Hyundai Mobis Co., Ltd.	115	28,008
Hyundai Motor Co.	260	46,937
KB Financial Group, Inc. ADR	646	23,398
Kia Motors Corp.	441	22,442
LG Chem, Ltd.	78	18,885
NAVER Corp.	47	35,943
POSCO ADR	438	33,244
Samsung Electronics Co., Ltd. GDR	372	208,506
Shinhan Financial Group Co., Ltd. ADR (a)	715	32,504
SK Hynix, Inc. (b)	960	42,530

		492,397

TAIWAN — 14.2%
Cathay Financial Holding Co., Ltd.	13,650	22,234
China Steel Corp.	19,660	16,804
Chunghwa Telecom Co., Ltd. ADR (a)	648	19,421
Formosa Plastics Corp.	7,280	17,255
Hon Hai Precision Industry Co., Ltd. GDR	10,596	66,013
MediaTek, Inc.	2,000	29,619
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	8,392	169,351

		340,697

TOTAL COMMON STOCKS —
(Cost $2,562,383)		2,384,958

SHORT TERM INVESTMENTS — 5.9%
UNITED STATES — 5.9%
MONEY MARKET FUNDS — 5.9%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	141,809	141,809
State Street Institutional Liquid Reserves Fund 0.09% (e)(f)	266	266

TOTAL SHORT TERM INVESTMENTS —
(Cost $142,075)		142,075

TOTAL INVESTMENTS — 105.1%
(Cost $2,704,458)		2,527,033
OTHER ASSETS & LIABILITIES — (5.1)%		(122,279)

NET ASSETS — 100.0%		$2,404,754

(a)	A portion of the security was on loan at September 30, 2014.
(b)	Non-income producing security
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Investments of cash collateral for securities loaned
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(f)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt

See accompanying notes to financial statements.

SPDR MSCI EM Beyond BRIC ETF
SCHEDULE OF INVESTMENTS
September 30, 2014

Security Description	Shares	Value

COMMON STOCKS — 99.9%
CHILE — 3.0%
Banco Santander Chile ADR	467	$10,316
Cencosud SA ADR (a)	1,152	10,379
Cia Cervecerias Unidas SA	287	3,147
Corpbanca SA	244,432	3,126
Empresa Nacional de Electricidad SA ADR	441	19,386
Empresas COPEC SA	410	5,038
Enersis SA ADR (a)	988	15,591
Latam Airlines Group SA ADR (a)(b)	1,007	11,450
SACI Falabella	657	4,955
Sociedad Quimica y Minera de Chile SA ADR	311	8,129

		91,517

COLOMBIA — 2.4%
Almacenes Exito SA	512	7,518
BanColombia SA ADR	193	10,947
Cementos Argos SA	1,416	7,576
Ecopetrol SA ADR (a)	449	14,040
Grupo Argos SA/Colombia Preference Shares	1,089	12,138
Grupo de Inversiones Suramericana SA	691	13,911
Interconexion Electrica SA ESP	1,477	6,775

		72,905

CZECH REPUBLIC — 0.8%
CEZ AS	358	10,884
Komercni Banka AS	36	8,562
O2 Czech Republic AS	341	4,902

		24,348

EGYPT — 0.6%
Commercial International Bank Egypt SAE GDR	1,615	11,111
Global Telecom Holding GDR (b)	2,245	7,366

		18,477

GREECE — 1.5%
Alpha Bank AE (b)	4,195	3,254
Eurobank Ergasias SA (b)	14,452	5,696
FF Group (b)	60	2,232
Hellenic Telecommunications Organization SA (b)	474	6,227
JUMBO SA (b)	297	3,756
National Bank of Greece SA (b)	2,735	8,016
OPAP SA	432	5,648
Piraeus Bank SA (b)	3,614	6,118
Public Power Corp. SA (b)	286	3,396
Titan Cement Co. SA	124	3,101

		47,444

HUNGARY — 0.6%
MOL Hungarian Oil and Gas NyRt	119	5,832
OTP Bank PLC	456	7,752
Richter Gedeon NyRt	270	4,227

		17,811

INDONESIA — 5.8%
Adaro Energy Tbk PT	34,900	3,365
Astra International Tbk PT	18,900	10,935
Bank Central Asia Tbk PT	22,000	23,607
Bank Mandiri Tbk PT	21,000	17,364
Bank Negara Indonesia Persero Tbk PT	20,000	9,069
Bank Rakyat Indonesia Persero Tbk PT	19,000	16,256
Charoen Pokphand Indonesia Tbk PT	18,000	6,264
Indocement Tunggal Prakarsa Tbk PT	4,000	7,074
Indofood Sukses Makmur Tbk PT	12,500	7,181
Kalbe Farma Tbk PT	67,400	9,403
Lippo Karawaci Tbk PT	55,900	4,312
Matahari Department Store Tbk PT	3,100	4,128
Perusahaan Gas Negara Persero Tbk PT	26,000	12,803
Semen Indonesia Persero Tbk PT	7,500	9,494
Telekomunikasi Indonesia Persero Tbk PT	99,300	23,755
Unilever Indonesia Tbk PT	3,500	9,134
United Tractors Tbk PT	4,500	7,349

		181,493

MALAYSIA — 9.5%
Alliance Financial Group Bhd	3,500	5,324
AMMB Holdings Bhd	3,500	7,330
Axiata Group Bhd	4,700	10,029
British American Tobacco Malaysia Bhd	400	8,596
Bumi Armada Bhd (b)	9,400	5,444
CIMB Group Holdings Bhd	9,283	19,893
Digi.Com Bhd	8,200	14,623
Felda Global Ventures Holdings Bhd	4,600	4,950
Gamuda Bhd	6,000	8,816
Genting Bhd	4,600	13,307
Genting Malaysia Bhd	7,100	9,047
Hong Leong Bank Bhd	1,300	5,794
IHH Healthcare Bhd	6,100	9,446
IJM Corp. Bhd	4,600	9,072
IOI Corp. Bhd	5,500	8,064
IOI Properties Group Sdn Bhd	2,699	2,156
Kuala Lumpur Kepong Bhd	1,200	7,711
Malayan Banking Bhd	7,932	24,082
Malaysia Airports Holdings Bhd	2,371	5,413
Maxis Bhd	4,300	8,494
Petronas Chemicals Group Bhd	5,100	9,701
Petronas Dagangan Bhd	800	4,877
Petronas Gas Bhd	1,300	9,083
PPB Group Bhd	1,400	6,060
Public Bank Bhd	2,860	16,477
Sapurakencana Petroleum Bhd	8,300	10,424
Sime Darby Bhd	4,575	12,761
Telekom Malaysia Bhd	3,296	6,631
Tenaga Nasional Bhd	5,400	20,379
UMW Holdings Bhd	1,400	5,232
YTL Corp. Bhd	14,200	7,272

		296,488

MEXICO — 12.4%
Alfa SAB de CV (Class A)	6,072	20,784
America Movil SAB de CV	61,142	77,211
Cemex SAB de CV (b)	20,539	26,763
Coca-Cola Femsa SAB de CV	995	10,022
Compartamos SAB de CV	1,839	3,934
Fibra Uno Administracion SA de CV REIT	3,106	10,224
Fomento Economico Mexicano SAB de CV	3,182	29,291
Genomma Lab Internacional SAB de CV (Class B) (b)	2,091	5,024

See accompanying notes to financial statements.

SPDR MSCI EM Beyond BRIC ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014

Security Description	Shares	Value

Grupo Aeroportuario del Sureste SAB de CV (Class B)	697	$9,007
Grupo Bimbo SAB de CV	3,683	10,679
Grupo Carso SA de CV	1,393	8,143
Grupo Financiero Banorte SAB de CV	4,878	31,156
Grupo Financiero Inbursa SA	4,977	14,271
Grupo Financiero Santander Mexico SAB de CV (Class B)	3,982	10,772
Grupo Mexico SAB de CV	7,764	25,997
Grupo Televisa SA de CV	5,374	36,453
Industrias Penoles SA de CV	304	6,953
Kimberly-Clark de Mexico SAB de CV (Class A)	3,683	8,693
Mexichem SAB de CV	2,488	10,370
Minera Frisco SAB de CV (b)	698	1,282
Promotora y Operadora de Infraestructura SAB de CV (b)	549	7,547
Wal-Mart de Mexico SAB de CV	8,391	21,099

		385,675

PERU — 1.0%
Compania de Minas Buenaventura SA ADR	161	1,864
Credicorp, Ltd. (a)	132	20,248
Southern Copper Corp. (a)	298	8,836

		30,948

PHILIPPINES — 2.6%
Aboitiz Equity Ventures, Inc.	5,790	6,954
Ayala Corp.	520	8,574
Ayala Land, Inc.	15,000	11,682
BDO Unibank, Inc.	4,730	10,334
International Container Terminal Services, Inc.	2,810	6,912
JG Summit Holdings, Inc.	3,760	4,851
Philippine Long Distance Telephone Co.	115	7,939
SM Investments Corp.	400	7,162
SM Prime Holdings, Inc.	14,500	5,648
Universal Robina Corp.	2,450	10,209

		80,265

POLAND — 3.9%
Bank Pekao SA	281	16,507
Bank Zachodni WBK SA	41	4,899
Eurocash SA	111	1,085
KGHM Polska Miedz SA	314	12,015
LPP SA	1	2,995
Mbank	39	5,804
Orange Polska SA	1,857	6,544
Polska Grupa Energetyczna SA	1,662	10,543
Polski Koncern Naftowy Orlen SA	794	9,907
Polskie Gornictwo Naftowe i Gazownictwo SA	4,454	6,817
Powszechna Kasa Oszczednosci Bank Polski SA	1,773	21,270
Powszechny Zaklad Ubezpieczen SA	122	17,769
Tauron Polska Energia SA	3,880	6,303

		122,458

QATAR — 1.2%
Industries Qatar QSC	32	1,636
Masraf Al Rayan	684	10,461
Ooredoo QSC	122	4,439
Qatar Electricity & Water Co.	96	5,008
Qatar Islamic Bank SAQ	180	5,575
Qatar National Bank SAQ	93	5,179
Vodafone Qatar	974	5,646

		37,944

SOUTH AFRICA — 14.3%
Anglo Platinum, Ltd. (b)	124	4,018
AngloGold Ashanti, Ltd. (b)	671	8,225
Aspen Pharmacare Holdings, Ltd.	498	14,832
Barclays Africa Group, Ltd.	577	7,871
Discovery, Ltd.	475	4,134
Exxaro Resources, Ltd. (a)	400	4,543
FirstRand, Ltd.	4,980	18,962
Gold Fields, Ltd.	1,371	5,365
Growthpoint Properties, Ltd. REIT	3,548	7,738
Impala Platinum Holdings, Ltd. (b)	962	7,408
Imperial Holdings, Ltd.	445	6,851
Kumba Iron Ore, Ltd.	149	3,515
Life Healthcare Group Holdings, Ltd.	2,251	8,874
Medi-Clinic Corp., Ltd.	596	4,853
MMI Holdings, Ltd.	2,293	5,319
Mr. Price Group, Ltd.	607	11,408
MTN Group, Ltd.	2,258	47,629
Naspers, Ltd.	601	66,227
Nedbank Group, Ltd.	365	7,071
Redefine Properties, Ltd. REIT	6,157	5,297
Remgro, Ltd.	819	16,529
RMB Holdings, Ltd.	1,611	8,085
Sanlam, Ltd.	3,096	17,894
Sasol, Ltd.	869	47,176
Shoprite Holdings, Ltd.	752	9,316
Standard Bank Group, Ltd.	1,838	21,254
Steinhoff International Holdings, Ltd. (a)	2,772	13,268
The Bidvest Group, Ltd.	565	14,292
The Foschini Group, Ltd.	625	6,483
The Spar Group, Ltd.	594	6,602
Tiger Brands, Ltd.	343	9,576
Truworths International, Ltd.	941	5,659
Vodacom Group, Ltd. (a)	668	7,686
Woolworths Holdings, Ltd.	1,469	9,090

		443,050

SOUTH KOREA — 14.1%
Amorepacific Corp.	2	4,534
Celltrion, Inc. (b)	33	1,531
Coway Co., Ltd.	40	3,195
Daewoo Securities Co., Ltd. (b)	880	8,965
E-Mart Co., Ltd.	27	5,898
Hana Financial Group, Inc.	290	10,580
Hankook Tire Co., Ltd.	99	4,832
Hotel Shilla Co., Ltd.	10	1,132
Hyundai Engineering & Construction Co., Ltd.	142	8,114
Hyundai Heavy Industries Co., Ltd.	43	5,603
Hyundai Mobis Co., Ltd.	56	13,638
Hyundai Motor Co.	123	22,205
Hyundai Steel Co.	83	5,836
KB Financial Group, Inc. ADR	363	13,148

See accompanying notes to financial statements.

SPDR MSCI EM Beyond BRIC ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014

Security Description	Shares	Value

Kia Motors Corp.	223	$11,348
Korea Electric Power Corp. ADR	458	10,278
KT&G Corp.	133	11,910
LG Chem, Ltd.	51	12,348
LG Corp.	139	10,116
LG Display Co., Ltd. ADR (b)	677	10,663
LG Electronics, Inc.	134	8,343
LG Household & Health Care, Ltd.	13	6,246
Lotte Shopping Co., Ltd.	18	5,390
NAVER Corp.	21	16,060
NCSoft Corp.	7	892
POSCO ADR	223	16,926
S-Oil Corp.	94	3,813
Samsung C&T Corp.	160	11,463
Samsung Electro-Mechanics Co., Ltd.	44	2,064
Samsung Electronics Co., Ltd. GDR	166	93,043
Samsung Electronics Co., Ltd. GDR Preference Shares	30	12,822
Samsung Fire & Marine Insurance Co., Ltd.	37	9,905
Samsung Heavy Industries Co., Ltd.	210	5,025
Samsung Life Insurance Co., Ltd.	61	6,127
Samsung SDI Co., Ltd.	59	6,849
Shinhan Financial Group Co., Ltd. ADR (a)	398	18,093
SK Holdings Co., Ltd.	40	7,145
SK Hynix, Inc. (b)	510	22,594
SK Innovation Co., Ltd.	75	5,764
Woori Finance Holdings Co., Ltd. (b)	403	4,984

		439,422

TAIWAN — 15.4%
Advanced Semiconductor Engineering Inc, ADR (a)	1,381	8,162
Asia Cement Corp.	6,120	7,816
Asustek Computer, Inc.	1,000	9,533
AU Optronics Corp. ADR	1,791	7,451
Catcher Technology Co., Ltd.	1,000	9,270
Cathay Financial Holding Co., Ltd.	9,450	15,393
Chang Hwa Commercial Bank, Ltd.	8,160	5,003
Cheng Shin Rubber Industry Co. Ltd.	2,000	4,412
China Development Financial Holding Corp.	35,000	10,746
China Steel Corp.	13,260	11,334
Chinatrust Financial Holding Co., Ltd.	16,591	11,154
Chunghwa Telecom Co., Ltd. ADR	299	8,961
Compal Electronics, Inc.	7,000	5,235
Delta Electronics, Inc.	2,000	12,623
E.Sun Financial Holding Co., Ltd.	11,882	7,207
Far Eastern New Century Corp.	7,140	7,194
Far EasTone Telecommunications Co., Ltd.	2,000	3,833
First Financial Holding Co., Ltd	10,700	6,455
Formosa Chemicals & Fibre Corp.	4,000	9,244
Formosa Plastics Corp.	5,000	11,851
Fubon Financial Holding Co., Ltd.	7,000	10,746
Hon Hai Precision Industry Co., Ltd. GDR	6,688	41,666
HTC Corp. (b)	1,000	4,339
Hua Nan Financial Holdings Co., Ltd.	10,300	6,010
Inotera Memories, Inc. (b)	4,000	5,944
Inventec Co., Ltd.	2,000	1,302
Lite-On Technology Corp.	4,020	5,795
MediaTek, Inc.	1,000	14,810
Mega Financial Holding Co., Ltd.	12,000	9,842
Nan Ya Plastics Corp.	5,000	10,947
Pou Chen Corp.	5,000	5,556
President Chain Store Corp.	1,000	7,166
Quanta Computer, Inc.	4,000	10,151
Siliconware Precision Industries Co. ADR	1,393	9,500
SinoPac Financial Holdings Co., Ltd.	16,212	6,955
Taishin Financial Holdings Co., Ltd.	18,886	8,847
Taiwan Cement Corp.	6,000	8,935
Taiwan Cooperative Financial Holding Co., Ltd.	10,500	5,661
Taiwan Mobile Co., Ltd.	2,000	6,068
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	4,851	97,893
Uni-President Enterprises Corp.	6,360	11,039
United Microelectronics Corp.	18,000	7,456
Yuanta Financial Holding Co., Ltd.	15,375	7,582

		477,087

THAILAND — 5.8%
Advanced Info Service PCL	2,200	15,266
Airports of Thailand PCL	1,000	7,371
Bangkok Bank PCL ADR NVDR	2,061	12,967
BEC World PCL	3,300	4,783
Central Pattana PCL	3,900	5,593
Charoen Pokphand Foods PCL	7,200	6,717
CP ALL PCL	9,600	13,249
Kasikornbank PCL	3,100	22,372
Krung Thai Bank PCL	11,100	8,113
PTT Exploration & Production PCL	2,900	14,310
PTT Global Chemical PCL	3,800	7,149
PTT PCL	1,700	18,874
The Siam Cement PCL NVDR	1,000	13,878
The Siam Commercial Bank PCL	3,800	21,329
True Corp. PCL NVDR (b)	21,247	7,798

		179,769

TURKEY — 3.6%
Akbank TAS	4,056	13,195
Anadolu Efes Biracilik Ve Malt Sanayii AS (b)	485	5,593
BIM Birlesik Magazalar AS	395	8,252
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	4,040	4,216
Eregli Demir ve Celik Fabrikalari TAS	3,015	5,592
Haci Omer Sabanci Holding AS	2,002	8,409
KOC Holding AS	1,639	7,545
TAV Havalimanlari Holding AS	160	1,284
Tupras-Turkiye Petrol Rafinerileri AS	350	7,020
Turk Hava Yollari Anonim Ortakligi (b)	1,693	4,803
Turkcell Iletisim Hizmetleri AS (b)	1,728	9,016
Turkiye Garanti Bankasi AS	5,043	17,688
Turkiye Halk Bankasi AS	887	5,328
Turkiye Is Bankasi (Class C)	4,152	9,211
Turkiye Vakiflar Bankasi Tao (Class D)	2,626	4,859

		112,011

UNITED ARAB EMIRATES — 1.4%
Abu Dhabi Commercial Bank PJSC	2,148	4,953
Aldar Properties PJSC	5,839	6,232

See accompanying notes to financial statements.

SPDR MSCI EM Beyond BRIC ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014

Security Description	Shares	Value

Arabtec Holding Co. (b)	3,011	$3,771
DP World, Ltd.	239	4,959
Dubai Financial Market	4,897	4,480
Emaar Properties PJSC	2,932	9,220
First Gulf Bank PJSC	1,032	5,268
National Bank of Abu Dhabi PJSC	1,224	4,816

		43,699

TOTAL COMMON STOCKS —
(Cost $3,063,844)		3,102,811

SHORT TERM INVESTMENT — 2.1%
UNITED STATES — 2.1%
MONEY MARKET FUND — 2.1%
State Street Navigator Securities Lending Prime Portfolio (c)(d) (Cost $67,275)	67,275	67,275

TOTAL INVESTMENTS — 102.0%
(Cost $3,131,119)		3,170,086
OTHER ASSETS & LIABILITIES — (2.0)%		(63,213)

NET ASSETS — 100.0%		$3,106,873

(a)	A portion of the security was on loan at September 30, 2014.
(b)	Non-income producing security
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
NVDR = Non Voting Depositary Receipt
PCL = Public Company Limited
PJSC = Public Joint Stock Company
PLC = Public Limited Company
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR MSCI EAFE Quality Mix ETF
SCHEDULE OF INVESTMENTS
September 30, 2014

Security Description	Shares	Value

COMMON STOCKS — 99.4%
AUSTRALIA — 6.5%
AGL Energy, Ltd.	660	$7,820
ALS, Ltd.	366	1,688
Amcor, Ltd.	686	6,801
AMP, Ltd.	514	2,456
ASX, Ltd.	141	4,424
Australia & New Zealand Banking Group, Ltd.	376	10,173
BHP Billiton, Ltd.	1,736	51,451
Brambles, Ltd.	943	7,856
CFS Retail Property Trust Group	5,191	9,062
Cochlear, Ltd.	46	2,798
Commonwealth Bank of Australia	406	26,748
CSL, Ltd.	380	24,663
Federation Centres	1,761	3,976
Flight Centre Travel Group, Ltd.	53	1,983
Lend Lease Group	206	2,585
Macquarie Group, Ltd.	46	2,318
Metcash, Ltd.	982	2,260
National Australia Bank, Ltd.	342	9,738
Origin Energy, Ltd.	181	2,371
QBE Insurance Group, Ltd.	241	2,459
Ramsay Health Care, Ltd.	63	2,761
REA Group, Ltd.	61	2,310
Rio Tinto, Ltd.	256	13,347
Santos, Ltd.	193	2,309
Scentre Group (a)	5,902	16,940
Seek, Ltd.	169	2,397
Stockland	2,552	8,821
Suncorp Group, Ltd.	200	2,457
Telstra Corp., Ltd.	7,894	36,611
The GPT Group	3,606	12,212
Transurban Group	1,688	11,403
Wesfarmers, Ltd.	119	4,390
Westfield Corp. (a)	1,682	10,965
Westpac Banking Corp.	413	11,615
Woodside Petroleum, Ltd.	304	10,800
Woolworths, Ltd.	1,169	35,025
WorleyParsons, Ltd.	172	2,309

		370,302

AUSTRIA — 0.1%
Erste Group Bank AG	80	1,833
OMV AG	61	2,053
Raiffeisen Bank International AG	83	1,806
Voestalpine AG	54	2,135

		7,827

BELGIUM — 1.3%
Ageas	60	1,992
Anheuser-Busch InBev NV	382	42,523
Belgacom SA	340	11,837
Colruyt SA	202	8,902
Delhaize Group	34	2,366
KBC Groep NV (a)	44	2,344
Solvay SA	16	2,464
Umicore	52	2,275

		74,703

DENMARK — 2.5%
AP Moeller — Maersk A/S (Class A)	1	2,311
AP Moeller — Maersk A/S (Class B)	1	2,376
Carlsberg A/S (Class B)	24	2,134
Coloplast A/S (Class B)	184	15,425
Danske Bank A/S	104	2,827
Novo Nordisk A/S (Class B)	1,768	84,609
Novozymes A/S (Class B)	256	11,109
Pandora A/S	66	5,176
TDC A/S	693	5,264
Tryg A/S	74	7,686
William Demant Holding (a)	28	2,148

		141,065

FINLAND — 0.7%
Elisa Oyj	253	6,718
Fortum Oyj	101	2,464
Kone Oyj (Class B)	210	8,441
Metso Oyj	62	2,209
Nokia Oyj	338	2,884
Orion Oyj (Class B)	79	3,094
Sampo Oyj (Class A)	214	10,381
UPM-Kymmene Oyj	144	2,057
Wartsila Oyj Abp	80	3,580

		41,828

FRANCE — 7.2%
Aeroports de Paris	92	11,014
Air Liquide SA	260	31,718
Alstom SA (a)	63	2,155
AXA SA	521	12,841
BNP Paribas	298	19,771
Bouygues SA	55	1,783
Bureau Veritas SA	406	8,973
Cap Gemini SA	36	2,584
Carrefour SA	116	3,584
Casino Guichard-Perrachon SA	20	2,154
Christian Dior SA	12	2,012
Compagnie de Saint-Gobain	79	3,616
Compagnie Generale des Etablissements Michelin	99	9,340
Credit Agricole SA	255	3,848
Danone	116	7,767
Dassault Systemes SA	168	10,794
EDF SA	62	2,034
Essilor International SA	161	17,682
Eutelsat Communications SA	131	4,231
GDF Suez	319	8,003
Iliad SA	28	5,928
Kering	11	2,218
L’Oreal SA	129	20,484
Lafarge SA	29	2,089
Legrand SA	130	6,765
LVMH Moet Hennessy Louis Vuitton SA	125	20,323
Natixis	373	2,567
Orange SA	434	6,527
Pernod Ricard SA	21	2,378
Peugeot SA (a)	191	2,450
Publicis Groupe SA	96	6,594
Renault SA	51	3,695

See accompanying notes to financial statements.

SPDR MSCI EAFE Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014

Security Description	Shares	Value

Rexel SA	105	$1,960
Safran SA	39	2,531
Sanofi	155	17,536
Schneider Electric SE	55	4,224
SCOR SE	94	2,937
Societe BIC SA	19	2,451
Societe Generale SA	201	10,263
Sodexo	103	10,081
Technip SA	50	4,207
Total SA	1,272	82,673
Unibail-Rodamco SE	13	3,345
Valeo SA	20	2,226
Veolia Environnement SA	135	2,384
Vinci SA	79	4,591
Vivendi SA (a)	423	10,217
Zodiac Aerospace	97	3,095

		412,643

GERMANY — 7.2%
adidas AG	99	7,410
Allianz SE	87	14,106
Axel Springer SE	41	2,258
BASF SE	452	41,471
Bayer AG	373	52,255
Bayerische Motoren Werke AG	51	5,477
Bayerische Motoren Werke AG Preference Shares	26	2,116
Beiersdorf AG	161	13,452
Commerzbank AG (a)	296	4,427
Continental AG	58	11,038
Daimler AG	189	14,500
Deutsche Bank AG	362	12,701
Deutsche Boerse AG	34	2,291
Deutsche Lufthansa AG	99	1,564
Deutsche Post AG	137	4,394
Deutsche Telekom AG	1,213	18,388
E.ON AG	780	14,282
Fresenius Medical Care AG & Co. KGaA	290	20,259
Fresenius SE & Co. KGaA	213	10,546
Fuchs Petrolub SE Preference Shares	54	2,053
GEA Group AG	94	4,102
Hannover Rueck SE	35	2,831
HeidelbergCement AG	30	1,983
Henkel AG & Co. KGaA	90	8,412
Henkel AG & Co. KGaA Preference Shares	54	5,393
Hugo Boss AG	18	2,250
Infineon Technologies AG	211	2,184
K+S AG	69	1,957
Kabel Deutschland Holding AG	44	5,981
Lanxess AG	36	1,988
Linde AG	58	11,148
Merck KGaA	64	5,904
Metro AG (a)	62	2,043
Muenchener Rueckversicherungs- Gesellschaft AG	40	7,910
Porsche Automobil Holding SE Preference Shares	49	3,927
RWE AG	186	7,250
SAP SE	599	43,207
Siemens AG	102	12,160
Telefonica Deutschland Holding AG (a)	1,746	9,131
ThyssenKrupp AG (a)	83	2,178
United Internet AG	62	2,639
Volkswagen AG	24	4,981
Volkswagen AG Preference Shares	33	6,853

		411,400

HONG KONG — 4.5%
AIA Group, Ltd.	2,800	14,478
BOC Hong Kong Holdings, Ltd.	5,500	17,530
Cheung Kong Infrastructure Holdings, Ltd.	2,000	14,037
CLP Holdings, Ltd.	3,000	24,089
Galaxy Entertainment Group, Ltd.	2,000	11,616
Hang Seng Bank, Ltd.	2,400	38,542
HKT Trust/HKT, Ltd.	3,540	4,276
Hong Kong & China Gas Co., Ltd.	4,400	9,542
Hong Kong Exchanges and Clearing, Ltd.	600	12,912
Li & Fung, Ltd.	4,000	4,543
MTR Corp., Ltd.	4,500	17,617
New World Development Co., Ltd.	2,000	2,328
Noble Group, Ltd.	3,000	3,058
Power Assets Holdings, Ltd.	3,000	26,523
Sands China, Ltd.	1,600	8,345
SJM Holdings, Ltd.	1,000	1,906
Sun Hung Kai Properties, Ltd.	1,000	14,179
Swire Pacific, Ltd.	500	6,439
Techtronic Industries Co.	1,000	2,891
The Link REIT	3,500	20,170
Wynn Macau, Ltd.	800	2,545
Yue Yuen Industrial Holdings, Ltd.	1,000	3,033

		260,599

IRELAND — 0.5%
CRH PLC	98	2,242
James Hardie Industries PLC	252	2,639
Kerry Group PLC (Class A)	268	18,898
Ryanair Holdings PLC (a)	573	5,449

		29,228

ISRAEL — 0.7%
Bank Hapoalim BM	2,346	13,225
Bank Leumi Le-Israel BM (a)	1,313	5,317
Israel Chemicals, Ltd.	277	1,992
Mizrahi Tefahot Bank, Ltd. (a)	411	4,911
NICE Systems, Ltd.	64	2,592
Teva Pharmaceutical Industries, Ltd.	279	15,046

		43,083

ITALY — 1.3%
Assicurazioni Generali SpA	258	5,430
Banco Popolare SC (a)	149	2,189
Enel SpA	1,946	10,330
ENI SpA	632	15,065
Exor SpA	72	2,796
Fiat SpA (a)	508	4,903
Intesa Sanpaolo SpA	2,705	8,221
Luxottica Group SpA	73	3,801
Saipem SpA (a)	96	2,042
Snam Rete Gas SpA	454	2,512
Telecom Italia SpA	7,788	6,921
UBI Banca ScPA	311	2,617

See accompanying notes to financial statements.

SPDR MSCI EAFE Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014

Security Description	Shares	Value

UniCredit SpA	797	$6,303

		73,130

JAPAN — 18.3%
ABC-Mart, Inc.	100	5,105
Aeon Co., Ltd.	300	2,987
Aisin Seiki Co., Ltd.	100	3,605
ANA Holdings, Inc.	4,000	9,302
Aozora Bank, Ltd.	1,000	3,382
Asahi Breweries, Ltd.	100	2,893
Asahi Glass Co., Ltd.	1,000	5,421
Astellas Pharma, Inc.	800	11,909
Benesse Holdings, Inc.	200	6,564
Bridgestone Corp.	100	3,302
Calbee, Inc.	200	6,545
Canon, Inc.	200	6,510
Chubu Electric Power Co., Inc. (a)	200	2,295
Chugai Pharmaceutical Co., Ltd.	200	5,789
Daihatsu Motor Co., Ltd.	200	3,174
Daiichi Sankyo Co., Ltd.	200	3,138
Daikin Industries, Ltd.	100	6,197
Daito Trust Construction Co., Ltd.	100	11,810
DeNA Co., Ltd.	100	1,272
Denso Corp.	100	4,608
Dentsu, Inc.	100	3,806
East Japan Railway Co.	200	14,987
Eisai Co., Ltd.	500	20,215
Electric Power Development Co., Ltd.	100	3,268
FamilyMart Co., Ltd.	200	7,630
Fuji Heavy Industries, Ltd.	400	13,222
FUJIFILM Holdings Corp.	100	3,072
Fujitsu, Ltd.	1,000	6,153
Fukuoka Financial Group, Inc.	1,000	4,768
Hino Motors, Ltd.	200	2,797
Hisamitsu Pharmaceutical Co., Inc.	100	3,592
Hitachi, Ltd.	1,000	7,635
Honda Motor Co., Ltd.	300	10,392
Hoya Corp.	200	6,717
Idemitsu Kosan Co., Ltd.	100	2,122
Inpex Corp.	200	2,825
Isuzu Motors, Ltd.	500	7,065
ITOCHU Corp.	700	8,551
Japan Airlines Co., Ltd.	400	10,939
Japan Prime Realty Investment Corp.	1	3,601
Japan Real Estate Investment Corp.	2	10,283
Japan Retail Fund Investment Corp.	4	8,059
Japan Tobacco, Inc.	600	19,511
JFE Holdings, Inc.	200	3,990
JX Holdings, Inc.	1,400	6,452
Kakaku.com, Inc.	200	2,841
Kao Corp.	400	15,594
KDDI Corp.	200	12,021
Kirin Holdings Co., Ltd.	200	2,656
Kobe Steel, Ltd.	2,000	3,245
Komatsu, Ltd.	200	4,625
Kyocera Corp.	100	4,659
Lawson, Inc.	200	13,984
M3, Inc.	200	3,209
Marubeni Corp.	1,000	6,844
McDonald’s Holdings Co. (Japan), Ltd.	200	4,946
Miraca Holdings, Inc.	100	4,134
Mitsubishi Chemical Holdings Corp.	700	3,443
Mitsubishi Corp.	600	12,285
Mitsubishi Heavy Industries, Ltd.	1,000	6,432
Mitsubishi Materials Corp.	1,000	3,236
Mitsubishi Motors Corp.	300	3,640
Mitsubishi Tanabe Pharma Corp.	700	10,268
Mitsubishi UFJ Financial Group, Inc.	4,100	23,181
Mitsui & Co., Ltd.	600	9,460
Mizuho Financial Group, Inc.	8,700	15,537
MS&AD Insurance Group Holdings, Inc.	100	2,181
Nagoya Railroad Co., Ltd.	1,000	4,011
NEC Corp.	1,000	3,455
Nippon Building Fund, Inc.	2	10,520
Nippon Express Co., Ltd.	1,000	4,184
Nippon Prologis REIT, Inc.	4	9,302
Nippon Steel & Sumitomo Metal Corp.	1,000	2,595
Nippon Telegraph & Telephone Corp.	400	24,873
Nippon Yusen K.K.	1,000	2,635
Nissan Motor Co., Ltd.	700	6,822
Nissin Foods Holding Co., Ltd.	200	10,392
Nitori Holding Co., Ltd.	300	18,570
Nomura Holdings, Inc.	600	3,576
Nomura Research Institute, Ltd.	100	3,232
NTT DoCoMo, Inc.	1,800	30,037
Oracle Corp.	100	3,902
Oriental Land Co., Ltd.	100	18,902
ORIX Corp.	200	2,759
Osaka Gas Co., Ltd.	2,000	8,035
Otsuka Holdings Co., Ltd.	800	27,567
Panasonic Corp.	400	4,757
Park24 Co., Ltd.	400	6,381
Resona Holdings, Inc.	900	5,074
Ricoh Co., Ltd.	200	2,148
Sankyo Co., Ltd.	200	7,165
Santen Pharmaceutical Co., Ltd.	100	5,597
Secom Co., Ltd.	200	11,911
Sega Sammy Holdings, Inc.	200	3,218
Sekisui House, Ltd.	200	2,356
Seven & I Holdings Co., Ltd.	100	3,878
Seven Bank, Ltd.	700	2,852
Shimamura Co., Ltd.	100	9,189
Shin-Etsu Chemical Co., Ltd.	100	6,535
Shionogi & Co., Ltd.	400	9,175
Softbank Corp.	100	7,009
Sompo Japan Nipponkoa Holdings, Inc.	100	2,426
Sony Corp.	300	5,445
Sumitomo Chemical Co., Ltd.	1,000	3,564
Sumitomo Corp.	500	5,518
Sumitomo Electric Industries, Ltd.	200	2,955
Sumitomo Mitsui Financial Group, Inc.	400	16,303
Sumitomo Mitsui Trust Holdings, Inc.	1,000	4,162
Suntory Beverage & Food, Ltd.	300	10,639
Suzuken Co., Ltd.	100	2,881
Suzuki Motor Corp.	100	3,314
Sysmex Corp.	100	4,020
T&D Holdings, Inc.	200	2,568
Takeda Pharmaceutical Co., Ltd.	600	26,080
The Bank of Yokohama, Ltd.	3,000	16,497

See accompanying notes to financial statements.

SPDR MSCI EAFE Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014

Security Description	Shares	Value

The Chiba Bank, Ltd.	2,000	$13,911
The Chugoku Bank, Ltd.	500	7,343
The Dai-ichi Life Insurance Co., Ltd.	200	2,968
The Gunma Bank, Ltd.	1,000	5,761
The Iyo Bank, Ltd.	400	4,048
The Kansai Electric Power Co., Inc. (a)	300	2,835
The Tokyo Electric Power Co., Inc. (a)	700	2,450
Tobu Railway Co., Ltd.	1,000	5,032
Tohoku Electric Power Co., Inc.	200	2,272
Tokio Marine Holdings, Inc.	100	3,102
Tokyo Gas Co., Ltd.	3,000	16,860
TonenGeneral Sekiyu K.K.	1,000	8,742
Toray Industries, Inc.	1,000	6,609
Toshiba Corp.	1,000	4,633
Toyota Industries Corp.	100	4,832
Toyota Motor Corp.	400	23,567
Toyota Tsusho Corp.	100	2,436
Trend Micro, Inc.	100	3,382
Unicharm Corp.	600	13,677
United Urban Investment Corp.	6	9,206
USS Co., Ltd.	800	12,252
West Japan Railway Co.	500	22,378
Yahoo! Japan Corp.	800	3,041
Yamada Denki Co., Ltd.	700	2,042
Yamato Holdings Co., Ltd.	500	9,305

		1,047,551

LUXEMBOURG — 0.7%
Altice SA (a)	51	2,701
ArcelorMittal	280	3,855
RTL Group SA (a)	26	2,230
SES SA	683	23,619
Tenaris SA	240	5,503

		37,908

NETHERLANDS — 2.2%
Aegon NV	547	4,514
Airbus Group NV	66	4,154
Akzo Nobel NV	34	2,330
ASML Holding NV	31	3,087
CNH Industrial NV	232	1,846
Gemalto NV	38	3,489
Heineken NV	36	2,694
ING Groep NV (a)	881	12,587
Koninklijke (Royal) KPN NV (a)	736	2,359
Koninklijke Ahold NV	520	8,421
Koninklijke Boskalis Westminster NV	48	2,703
Koninklijke DSM NV	35	2,160
Koninklijke Philips NV	114	3,639
QIAGEN NV (a)	111	2,528
Reed Elsevier NV	471	10,692
Unilever NV	1,441	57,395
Ziggo NV (a)	53	2,483

		127,081

NEW ZEALAND — 0.2%
Auckland International Airport, Ltd.	2,380	7,142
Ryman Healthcare, Ltd.	367	2,234

		9,376

NORWAY — 0.7%
DnB NOR ASA	185	3,465
Gjensidige Forsikring ASA	134	2,835
Norsk Hydro ASA	459	2,568
Seadrill, Ltd.	69	1,851
Statoil ASA	478	13,039
Telenor ASA	665	14,599
Yara International ASA	52	2,612

		40,969

PORTUGAL — 0.1%
EDP — Energias de Portugal SA	613	2,676
Jeronimo Martins SGPS SA	169	1,861

		4,537

SINGAPORE — 2.9%
ComfortDelGro Corp., Ltd.	2,000	3,764
DBS Group Holdings, Ltd.	2,031	29,335
Keppel Corp., Ltd.	1,000	8,233
Oversea-Chinese Banking Corp., Ltd.	3,375	25,776
SembCorp Industries, Ltd.	1,000	4,062
SembCorp Marine, Ltd.	1,000	2,933
Singapore Airlines, Ltd.	2,000	15,432
Singapore Exchange, Ltd.	1,000	5,669
Singapore Press Holdings, Ltd.	3,000	9,880
Singapore Technologies Engineering Ltd.	1,000	2,862
Singapore Telecommunications, Ltd.	9,000	26,817
StarHub, Ltd.	2,000	6,461
United Overseas Bank, Ltd.	1,000	17,565
Wilmar International, Ltd.	1,000	2,423
Yangzijiang Shipbuilding Holdings, Ltd.	3,000	2,776

		163,988

SPAIN — 1.6%
ACS, Actividades de Construccion y Servicios SA	64	2,459
Banco Bilbao Vizcaya Argentaria SA	944	11,390
Banco de Sabadell SA	780	2,310
Banco Popular Espanol SA	374	2,290
Banco Santander SA	2,248	21,614
CaixaBank SA	428	2,604
Gas Natural SDG SA	89	2,621
Iberdrola SA	1,159	8,301
Inditex SA	645	17,824
Repsol SA	234	5,557
Telefonica SA	874	13,530
Zardoya Otis SA	145	1,799

		92,299

SWEDEN — 2.0%
Alfa Laval AB	174	3,727
Assa Abloy AB (Class B)	155	8,012
Atlas Copco AB (Class A)	644	18,493
Elekta AB (Class B)	187	1,846
Hennes & Mauritz AB (Class B)	627	26,051
Industrivarden AB	121	2,117
Investor AB (Class B)	142	5,027
Kinnevik Investment AB (Class B)	120	4,340
Nordea Bank AB	536	6,982
Sandvik AB	171	1,931
Skandinaviska Enskilda Banken AB (Class A)	260	3,477

See accompanying notes to financial statements.

SPDR MSCI EAFE Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014

Security Description	Shares	Value

Skanska AB (Class B)	248	$5,137
Svenska Cellulosa AB (Class B)	87	2,077
Svenska Handelsbanken AB (Class A)	77	3,627
Swedbank AB (Class A)	146	3,680
Telefonaktiebolaget LM Ericsson (Class B)	358	4,549
TeliaSonera AB	1,202	8,324
Volvo AB (Class B)	234	2,547

		111,944

SWITZERLAND — 13.1%
ABB, Ltd. (a)	1,089	24,481
Actelion, Ltd. (a)	58	6,817
Adecco SA (a)	32	2,172
Barry Callebaut AG (a)	7	7,780
Cie Financiere Richemont SA	257	21,074
Credit Suisse Group AG (a)	293	8,117
EMS-Chemie Holding AG	13	5,405
Geberit AG	24	7,756
Givaudan SA (a)	19	30,384
Holcim, Ltd. (a)	31	2,260
Julius Baer Group, Ltd. (a)	422	18,925
Kuehne & Nagel International AG	75	9,466
Lindt & Spruengli AG	2	9,986
Nestle SA	1,869	137,412
Novartis AG	1,386	130,767
Partners Group Holding AG	38	10,002
Roche Holding AG	471	139,550
Schindler Holding AG (b)	27	3,662
Schindler Holding AG (b)	17	2,267
SGS SA	9	18,659
Sika AG	1	3,466
Sulzer AG	17	2,091
Swiss Life Holding AG (a)	11	2,627
Swiss Prime Site AG (a)	188	13,950
Swiss Re AG (a)	381	30,364
Swisscom AG	60	34,066
Syngenta AG	80	25,478
The Swatch Group AG (b)	15	7,129
The Swatch Group AG (b)	40	3,500
Transocean, Ltd.	59	1,907
UBS AG (a)	511	8,910
Zurich Insurance Group AG (a)	75	22,355

		752,785

UNITED KINGDOM — 25.1%
Aberdeen Asset Management PLC	632	4,103
Admiral Group PLC	237	4,929
AMEC PLC	167	2,989
Anglo American PLC	305	6,843
ASOS PLC (a)	37	1,350
Associated British Foods PLC	266	11,553
AstraZeneca PLC	944	67,971
Aviva PLC	371	3,149
Babcock International Group PLC	807	14,286
BAE Systems PLC	2,319	17,726
Barclays PLC	4,596	16,947
BG Group PLC	1,656	30,605
BHP Billiton PLC	1,180	32,807
BP PLC	7,875	57,890
British American Tobacco PLC	1,402	79,141
British Sky Broadcasting Group PLC	1,566	22,392
BT Group PLC	885	5,446
Bunzl PLC	391	10,205
Burberry Group PLC	281	6,883
Capita PLC	577	10,888
Centrica PLC	7,682	38,332
Cobham PLC	687	3,242
Compass Group PLC	2,680	43,295
Croda International PLC	89	2,962
Diageo PLC	1,977	57,210
Direct Line Insurance Group PLC	1,854	8,843
easyJet PLC	96	2,215
G4S PLC	732	2,975
GKN PLC	391	2,023
GlaxoSmithKline PLC	3,356	76,875
Glencore PLC (a)	2,175	12,101
Hargreaves Lansdown PLC	156	2,390
HSBC Holdings PLC	5,266	53,450
ICAP PLC	385	2,417
IMI PLC	183	3,649
Imperial Tobacco Group PLC	817	35,284
Inmarsat PLC	205	2,330
Intertek Group PLC	240	10,198
ITV PLC	2,331	7,853
J Sainsbury PLC	1,722	7,021
Johnson Matthey PLC	121	5,726
Kingfisher PLC	360	1,890
Land Securities Group PLC	248	4,177
Legal & General Group PLC	2,879	10,683
Lloyds Banking Group PLC (a)	5,105	6,362
London Stock Exchange Group PLC	120	3,634
Marks & Spencer Group PLC	1,471	9,649
Meggitt PLC	472	3,453
National Grid PLC	2,383	34,305
Next PLC	198	21,201
Old Mutual PLC	759	2,236
Pearson PLC	127	2,553
Petrofac, Ltd.	183	3,077
Prudential PLC	248	5,532
Reckitt Benckiser Group PLC	751	65,135
Reed Elsevier PLC	1,800	28,831
Rexam PLC	550	4,385
Rio Tinto PLC	780	38,333
Rolls-Royce Holdings PLC (a)	1,067	16,684
Royal Bank of Scotland Group PLC (a)	449	2,680
Royal Dutch Shell PLC (Class A)	661	25,273
Royal Dutch Shell PLC (Class B)	1,593	62,935
Royal Mail PLC	422	2,683
RSA Insurance Group PLC (a)	300	2,356
SABMiller PLC	426	23,674
Schroders PLC	70	2,713
Shire PLC	279	24,153
Smith & Nephew PLC	1,211	20,417
Smiths Group PLC	257	5,266
Sports Direct International PLC (a)	203	2,035
SSE PLC	1,337	33,531
Standard Chartered PLC	497	9,189
Standard Life PLC	380	2,553
Tate & Lyle PLC	295	2,829

See accompanying notes to financial statements.

SPDR MSCI EAFE Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014

Security Description	Shares	Value

Tesco PLC	6,076	$18,341
The Sage Group PLC	688	4,076
The Weir Group PLC	117	4,746
Tui Travel PLC	367	2,315
Tullow Oil PLC	175	1,828
Unilever PLC	1,319	55,275
United Utilities Group PLC	493	6,458
Vodafone Group PLC	12,257	40,615
Whitbread PLC	93	6,263
William Hill PLC	530	3,177
William Morrison Supermarkets PLC	703	1,918
Wolseley PLC	149	7,831
WPP PLC	670	13,469

		1,439,213

TOTAL COMMON STOCKS —
(Cost $6,006,242)		5,693,459

RIGHTS — 0.0% (c)
SPAIN — 0.0% (c)
Banco Bilbao Vizcaya Argentaria SA (expiring 10/13/14) (a)	1,452	94
Banco Popular Espanol SA (expiring 10/13/14) (a)	374	5

TOTAL RIGHTS —
(Cost $101)		99

SHORT TERM INVESTMENT — 0.0% (c)
UNITED STATES — 0.0% (c)
MONEY MARKET FUND — 0.0% (c)
State Street Institutional Liquid Reserves Fund 0.09% (d)(e) (Cost $1,339)	1,339	1,339

TOTAL INVESTMENTS — 99.4%
(Cost $6,007,682)		5,694,897
OTHER ASSETS & LIABILITIES — 0.6%		33,033

NET ASSETS — 100.0%		$5,727,930

(a)	Non-income producing security
(b)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(e)	The rate shown is the annualized seven-day yield at period end.
PLC = Public Limited Company
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR MSCI Emerging Markets Quality Mix ETF
SCHEDULE OF INVESTMENTS
September 30, 2014

Security Description	Shares	Value

COMMON STOCKS — 99.2%
BRAZIL — 7.4%
AES Tiete SA Preference Shares	1,100	$9,677
AMBEV SA ADR	10,094	66,116
Banco Bradesco SA	300	4,286
Banco Bradesco SA Preference Shares	1,000	14,223
Banco do Brasil SA	900	9,295
Banco do Estado do Rio Grande do Sul SA Preference Shares	300	1,800
Banco Santander Brazil SA ADS ADR	499	3,264
BB Seguridade Participacoes SA	1,800	23,661
BM&FBOVESPA SA	600	2,741
BR Malls Participacoes SA	200	1,578
BR Properties SA	200	1,061
Bradespar SA Preference Shares	200	1,463
BRF — Brasil Foods SA ADR	199	4,734
CCR SA	1,200	8,220
Centrais Eletricas Brasileiras SA ADR	499	1,347
Centrais Eletricas Brasileiras SA ADR preferred shares	299	1,244
CETIP SA — Balcao Organizado de Ativos e Derivativos	400	4,948
Cia de Saneamento Basico do Estado de Sao Paulo ADR	199	1,614
Cia Paranaense de Energia, ADR	100	1,367
Cielo SA	2,500	40,823
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares ADR	100	4,361
Companhia Energetica de Minas Gerais ADR	1,695	10,560
Companhia Energetica de Sao Paulo Preference Shares	100	1,069
Companhia Siderurgica Nacional SA ADR	598	2,123
Cosan SA Industria e Comercio	100	1,606
CPFL Energia SA ADR	100	1,555
Cyrela Brazil Realty SA	200	1,008
EcoRodovias Infraestrutura e Logistica SA	1,800	8,862
Embraer SA, ADR	50	1,961
Estacio Participacoes SA	200	2,077
Fibria Celulose SA ADR (a)	199	2,189
Gerdau SA Preference Shares	600	2,885
Investimentos Itau SA Preference Shares	1,800	6,812
Itau Unibanco Holding SA Preference Shares ADR	1,206	16,739
JBS SA	600	2,241
Klabin SA	300	1,450
Kroton Educacional SA	400	2,511
Lojas Renner SA	200	5,803
M Dias Branco SA	100	3,985
Metalurgica Gerdau SA Preference Shares	400	2,311
Natura Cosmeticos SA	600	9,058
Oi SA ADR (a)	2,094	1,466
Petroleo Brasileiro SA ADR	1,296	18,390
Petroleo Brasileiro SA ADR	1,944	28,946
Porto Seguro SA	200	2,320
Souza Cruz SA	1,800	14,476
Telefonica Brasil SA ADR	199	3,916
Tim Participacoes SA ADR	60	1,572
Totvs SA	800	12,159
Tractebel Energia SA	1,500	21,071
Transmissora Alianca de Energia Electrica SA	600	4,794
Ultrapar Participacoes SA ADR	499	10,539
Usinas Siderurgicas de Minas Gerais SA Preference Shares (a)	400	1,040
Vale SA ADR	1,197	13,179
Vale SA Preference Shares ADR	1,296	12,584
Via Varejo SA (a)	200	1,993

		443,073

CHILE — 2.0%
AES Gener SA	6,447	3,405
Aguas Andinas SA Class A	22,559	13,161
Banco de Chile ADR	359	26,555
Banco de Credito e Inversiones	154	8,739
Banco Santander Chile ADR	62	1,370
Cencosud SA ADR	238	2,144
Cia Cervecerias Unidas SA, ADR	203	4,472
Colbun SA	48,827	12,384
Corpbanca SA ADR	428	8,226
Empresa Nacional de Electricidad SA ADR	301	13,232
Empresas CMPC SA	723	1,712
Empresas COPEC SA	198	2,433
Enersis SA ADR	164	2,588
ENTEL Chile SA	240	2,723
Latam Airlines Group SA ADR (a)	130	1,478
SACI Falabella	460	3,469
Sociedad Quimica y Minera de Chile SA ADR	190	4,967
Vina Concha y Toro SA ADR	138	5,484

		118,542

CHINA — 12.5%
Agricultural Bank of China, Ltd. (Class H)	35,000	15,505
Air China, Ltd.	2,000	1,265
Aluminum Corp. of China, Ltd. (Class H) (a)	4,000	1,628
Anhui Conch Cement Co., Ltd. (Class H)	500	1,597
Anta Sports Products, Ltd.	2,000	4,075
Bank of China, Ltd. (Class H)	124,000	55,572
Bank of Communications Co., Ltd. (Class H)	13,000	9,057
BBMG Corp. (Class H)	2,500	1,732
Brilliance China Automotive Holdings, Ltd.	6,000	10,478
China Agri-Industries Holdings, Ltd.	4,000	1,520
China Bluechemical, Ltd. (Class H)	6,000	2,604
China Cinda Asset Management Co. Ltd. (Class H) (a)	3,000	1,321
China Citic Bank Corp., Ltd. (Class H)	13,000	7,885
China Coal Energy Co., Ltd. (Class H)	4,000	2,339
China Communications Construction Co., Ltd. (Class H)	6,000	4,327
China Communications Services Corp., Ltd. (Class H)	14,000	6,509
China Construction Bank Corp.	91,000	63,752
China Everbright Bank Co., Ltd. (Class H)	3,000	1,402
China Life Insurance Co., Ltd. (Class H)	4,000	11,101

See accompanying notes to financial statements.

SPDR MSCI Emerging Markets Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014

Security Description	Shares	Value

China Longyuan Power Group Corp. (Class H)	1,000	$977
China Merchants Bank Co., Ltd. (Class H)	4,000	6,841
China Minsheng Banking Corp., Ltd. (Class H)	7,800	7,132
China National Building Material Co., Ltd. (Class H)	4,000	3,627
China Pacific Insurance Group Co., Ltd. (Class H)	1,600	5,625
China Petroleum & Chemical Corp. (Class H)	38,000	33,277
China Railway Construction Corp., Ltd. (Class H)	3,000	2,728
China Railway Group, Ltd. (Class H)	6,000	3,183
China Shenhua Energy Co., Ltd. (Class H)	7,000	19,517
China Telecom Corp., Ltd. (Class H)	16,000	9,808
China Vanke Co., Ltd. (Class H) (a)	1,700	3,004
Chongqing Rural Commercial Bank Co., Ltd. (Class H)	3,000	1,360
Country Garden Holdings Co., Ltd.	4,000	1,509
Datang International Power Generation Co., Ltd. (Class H)	4,000	2,086
Dongfeng Motor Group Co., Ltd. (Class H)	6,000	9,860
Great Wall Motor Co., Ltd. (Class H)	2,500	9,707
Guangzhou Automobile Group Co., Ltd. (Class H)	2,000	1,934
Guangzhou R&F Properties Co., Ltd. (Class H)	1,200	1,213
Haitian International Holdings, Ltd.	1,000	2,272
Hengan International Group Co., Ltd.	3,000	29,497
Huaneng Power International, Inc. (Class H)	4,000	4,368
Industrial & Commercial Bank of China (Class H)	89,000	55,474
Inner Mongolia Yitai Coal Co., Ltd. (Class B)	5,000	8,505
Jiangsu Expressway Co., Ltd. (Class H)	12,000	12,657
Jiangxi Copper Co., Ltd. (Class H)	2,000	3,292
Kingsoft Corp., Ltd.	1,000	2,377
Longfor Properties Co., Ltd.	1,500	1,715
New China Life Insurance Co., Ltd. (Class H)	500	1,742
Nine Dragons Paper Holdings, Ltd.	2,000	1,440
People’s Insurance Co. Group of China, Ltd. (Class H)	4,000	1,633
PetroChina Co., Ltd. (Class H)	18,000	23,065
PICC Property & Casualty Co., Ltd. (Class H)	2,000	3,544
Ping An Insurance Group Co. of China, Ltd. (Class H)	500	3,754
Shanghai Electric Group Co., Ltd. (Class H)	4,000	2,127
Shanghai Pharmaceuticals Holding Co., Ltd. (Class H)	7,100	17,354
Shenzhou International Group Holdings, Ltd.	4,000	12,878
Sihuan Pharmaceutical Holdings Group, Ltd.	16,000	11,992
Sinopec Engineering Group Co., Ltd. (Class H)	4,500	4,851
Sinopec Shanghai Petrochemical Co., Ltd. (Class H)	6,000	1,978
Sinopharm Group Co., Ltd. (Class H)	800	2,926
Soho China, Ltd.	16,500	11,942
Tencent Holdings, Ltd.	8,277	123,114
Tingyi Cayman Islands Holding Corp.	6,000	15,763
Tsingtao Brewery Co., Ltd. (Class H)	2,000	14,243
Want Want China Holdings, Ltd.	14,000	17,452
Yanzhou Coal Mining Co., Ltd. (Class H)	2,000	1,641
Zhejiang Expressway Co., Ltd. (Class H)	14,000	14,225
Zhuzhou CSR Times Electric Co., Ltd. (Class H)	1,000	3,863
Zijin Mining Group Co., Ltd. (Class H)	6,000	1,460
Zoomlion Heavy Industry Science and Technology Co., Ltd. (Class H)	2,200	1,283
ZTE Corp. (Class H)	1,200	2,661

		744,145

COLOMBIA — 1.4%
Almacenes Exito SA	263	3,862
Banco Davivienda SA Preference Shares	887	12,813
BanColombia SA ADR	47	2,666
Corp Financiera Colombiana SA	252	4,993
Ecopetrol SA ADR	771	24,109
Grupo Argos SA	612	6,882
Grupo Argos SA/Colombia Preference Shares	397	4,425
Grupo de Inversiones Suramericana SA	200	4,027
Grupo de Inversiones Suramericana SA Preference Shares	891	17,876

		81,653

CZECH REPUBLIC — 0.3%
CEZ AS	109	3,314
Komercni Banka AS	8	1,903
O2 Czech Republic AS	994	14,288

		19,505

EGYPT — 0.5%
Commercial International Bank Egypt SAE GDR	3,959	27,238
Telecom Egypt	1,209	2,325

		29,563

GREECE — 0.3%
Alpha Bank AE (a)	1,782	1,382
FF Group (a)	76	2,828
Hellenic Telecommunications Organization SA (a)	152	1,997
National Bank of Greece SA (a)	609	1,785
OPAP SA	431	5,635
Piraeus Bank SA (a)	917	1,552
Public Power Corp. SA (a)	119	1,413

		16,592

HONG KONG — 8.8%
AAC Technologies Holdings, Inc.	2,500	14,520
Agile Property Holdings, Ltd.	2,000	1,229
Beijing Enterprises Holdings, Ltd.	2,000	17,141
Belle International Holdings, Ltd.	9,000	10,118
Biostime International Holdings, Ltd.	500	1,555

See accompanying notes to financial statements.

SPDR MSCI Emerging Markets Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014

Security Description	Shares	Value

China Gas Holdings, Ltd.	8,000	$13,270
China Mengniu Dairy Co., Ltd.	3,000	12,363
China Mobile, Ltd.	15,000	173,372
China Overseas Land & Investment, Ltd.	8,000	20,585
China Pharmaceutical Group, Ltd.	4,000	3,312
China Resources Enterprise, Ltd.	2,000	4,734
China Resources Gas Group, Ltd.	8,000	21,635
China Resources Land, Ltd.	2,000	4,121
China Resources Power Holdings Co., Ltd.	4,000	10,792
China Taiping Insurance Holdings Co., Ltd. (a)	1,000	2,169
China Unicom (Hong Kong), Ltd.	4,000	5,976
CITIC, Ltd.	2,000	3,338
CNOOC, Ltd.	34,000	58,323
COSCO Pacific, Ltd.	2,000	2,653
Evergrande Real Estate Group, Ltd.	6,000	2,256
Fosun International, Ltd.	1,000	1,200
GCL Poly Energy Holdings, Ltd. (a)	5,000	1,835
Geely Automobile Holdings, Ltd.	10,000	4,185
GOME Electrical Appliances Holding, Ltd.	9,000	1,460
Guangdong Investment, Ltd.	16,000	18,689
Haier Electronics Group Co., Ltd.	3,000	7,862
Hanergy Solar Group, Ltd. (a)	46,000	8,471
Kingboard Chemical Holdings, Ltd.	1,000	1,988
Kunlun Energy Co., Ltd.	4,000	5,769
Lenovo Group, Ltd.	26,000	38,707
New World China Land, Ltd.	2,000	1,133
Poly Property Group Co., Ltd.	3,000	1,151
Shimao Property Holdings, Ltd.	1,000	2,025
Sino Biopharmaceutical, Ltd.	16,000	15,928
Sino-Ocean Land Holdings, Ltd.	3,000	1,580
Sun Art Retail Group, Ltd.	22,000	24,875
Uni-President China Holdings, Ltd.	4,000	3,997
Yuexiu Property Co., Ltd.	8,000	1,422

		525,739

HUNGARY — 0.1%
MOL Hungarian Oil and Gas NyRt	50	2,450
OTP Bank PLC	159	2,703
Richter Gedeon NyRt	79	1,237

		6,390

INDIA — 5.7%
Dr. Reddy’s Laboratories, Ltd. ADR	679	35,681
GAIL India Ltd, GDR	552	23,813
HDFC Bank, Ltd. ADR	499	23,243
ICICI Bank, Ltd. ADR	225	11,048
Infosys, Ltd. ADR	1,393	84,263
Larsen & Toubro, Ltd. GDR	732	17,275
Mahindra & Mahindra, Ltd. GDR	1,139	25,263
Reliance Industries, Ltd. GDR (b)	890	27,145
State Bank of India GDR	271	21,409
Tata Motors, Ltd. ADR	515	22,511
Tata Steel, Ltd. GDR	1,556	11,522
Wipro, Ltd. ADR	2,892	35,167

		338,340

INDONESIA — 4.6%
Adaro Energy Tbk PT	13,500	1,302
Astra Agro Lestari Tbk PT	2,500	4,719
Astra International Tbk PT	35,400	20,482
Bank Central Asia Tbk PT	51,400	55,154
Bank Danamon Indonesia Tbk PT	17,000	5,448
Bank Mandiri Tbk PT	25,900	21,415
Bank Negara Indonesia Persero Tbk PT	22,400	10,157
Bank Rakyat Indonesia Persero Tbk PT	23,400	20,020
Bumi Serpong Damai PT	13,000	1,648
Charoen Pokphand Indonesia Tbk PT	14,000	4,872
Gudang Garam Tbk PT	500	2,326
Indo Tambangraya Megah Tbk PT	1,000	2,132
Indocement Tunggal Prakarsa Tbk PT	3,500	6,190
Indofood CBP Sukses Makmur Tbk PT	2,000	1,863
Indofood Sukses Makmur Tbk PT	6,500	3,734
Jasa Marga Persero Tbk PT	20,900	11,063
Kalbe Farma Tbk PT	57,300	7,994
Media Nusantara Citra Tbk PT	9,000	2,360
Perusahaan Gas Negara Persero Tbk PT	27,900	13,738
Semen Indonesia Persero Tbk PT	6,000	7,595
Surya Citra Media Tbk PT	9,500	2,982
Tambang Batubara Bukit Asam Persero Tbk PT	1,500	1,625
Telekomunikasi Indonesia Persero Tbk PT	156,600	37,463
Unilever Indonesia Tbk PT	8,500	22,183
United Tractors Tbk PT	3,000	4,900

		273,365

MALAYSIA — 4.6%
AMMB Holdings Bhd	700	1,466
Astro Malaysia Holdings Bhd	1,500	1,532
Axiata Group Bhd	3,500	7,468
Berjaya Sports Toto Bhd	5,100	5,939
British American Tobacco Malaysia Bhd	300	6,447
CIMB Group Holdings Bhd	2,200	4,714
Digi.Com Bhd	5,900	10,521
Genting Bhd	800	2,314
Genting Malaysia Bhd	1,200	1,529
Hong Leong Bank Bhd	4,200	18,718
IHH Healthcare Bhd	16,900	26,170
IJM Corp. Bhd	700	1,381
IOI Corp. Bhd	6,100	8,944
IOI Properties Group Sdn Bhd	1,800	1,438
Kuala Lumpur Kepong Bhd	200	1,285
Malayan Banking Bhd	11,300	34,308
Maxis Bhd	13,300	26,272
MISC Bhd	800	1,646
Petronas Chemicals Group Bhd	8,200	15,598
Petronas Dagangan Bhd	2,500	15,242
Petronas Gas Bhd	2,900	20,262
PPB Group Bhd	300	1,299
Public Bank Bhd	6,160	35,490
RHB Capital Bhd	608	1,636
Sapurakencana Petroleum Bhd	1,100	1,381
Sime Darby Bhd	3,500	9,762
Telekom Malaysia Bhd	700	1,408
Tenaga Nasional Bhd	2,000	7,548
UMW Holdings Bhd	400	1,495
YTL Corp. Bhd	2,700	1,383

		274,596

See accompanying notes to financial statements.

SPDR MSCI Emerging Markets Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014

Security Description	Shares	Value

MEXICO — 3.8%
Alfa SAB de CV (Class A)	897	$3,070
America Movil SAB de CV	62,922	79,459
Arca Continental SAB de CV	399	2,736
Cemex SAB de CV (a)	2,992	3,899
Coca-Cola Femsa SAB de CV	399	4,019
Compartamos SAB de CV	1,994	4,265
El Puerto de Liverpool SAB de CV	1,695	19,565
Fibra Uno Administracion SA de CV REIT	698	2,298
Fomento Economico Mexicano SAB de CV	499	4,593
Genomma Lab Internacional SAB de CV (Class B) (a)	1,296	3,114
Grupo Aeroportuario del Pacifico SAB de CV (Class B)	798	5,389
Grupo Aeroportuario del Sureste SAB de CV (Class B)	299	3,864
Grupo Bimbo SAB de CV	499	1,447
Grupo Carso SA de CV	1,097	6,413
Grupo Financiero Banorte SAB de CV	798	5,097
Grupo Financiero Inbursa SA	3,989	11,438
Grupo Financiero Santander Mexico SAB de CV (Class B)	798	2,159
Grupo Mexico SAB de CV	6,182	20,700
Grupo Televisa SA de CV	499	3,385
Industrias Penoles SA de CV	60	1,372
Kimberly-Clark de Mexico SAB de CV (Class A)	2,792	6,590
Mexichem SAB de CV	399	1,663
OHL Mexico SAB de CV (a)	499	1,350
Promotora y Operadora de Infraestructura SAB de CV (a)	399	5,485
Wal-Mart de Mexico SAB de CV	10,071	25,323

		228,693

PERU — 0.7%
Compania de Minas Buenaventura SA ADR	399	4,620
Credicorp, Ltd.	199	30,525
Southern Copper Corp.	299	8,865

		44,010

PHILIPPINES — 1.5%
Aboitiz Equity Ventures, Inc.	1,170	1,405
Aboitiz Power Corp.	4,600	4,177
Bank of the Philippine Islands	7,850	17,142
BDO Unibank, Inc.	1,600	3,496
DMCI Holdings, Inc.	1,310	2,305
International Container Terminal Services, Inc.	3,120	7,675
JG Summit Holdings, Inc.	1,300	1,677
Jollibee Foods Corp.	2,400	10,482
Metropolitan Bank & Trust	2,870	5,551
Philippine Long Distance Telephone Co.	405	27,958
SM Investments Corp.	90	1,611
Universal Robina Corp.	1,370	5,709

		89,188

POLAND — 1.0%
Bank Pekao SA	54	3,172
Bank Zachodni WBK SA	52	6,213
Enea SA	283	1,387
Energa SA	235	1,706
Eurocash SA	168	1,642
Grupa Lotos SA (a)	120	1,022
Jastrzebska Spolka Weglowa SA (a)	99	964
KGHM Polska Miedz SA	145	5,548
Mbank	9	1,339
Orange Polska SA	455	1,604
Polska Grupa Energetyczna SA	498	3,159
Polski Koncern Naftowy Orlen SA	420	5,241
Polskie Gornictwo Naftowe i Gazownictwo SA	1,020	1,561
Powszechna Kasa Oszczednosci Bank Polski SA	405	4,859
Powszechny Zaklad Ubezpieczen SA	115	16,750
Tauron Polska Energia SA	1,272	2,066

		58,233

QATAR — 0.7%
Industries Qatar QSC	70	3,579
Masraf Al Rayan	109	1,667
Ooredoo QSC	134	4,875
Qatar Electricity & Water Co.	278	14,503
Qatar Islamic Bank SAQ	291	9,013
Qatar National Bank SAQ	47	2,617
The Commercial Bank of Qatar QSC	169	3,258

		39,512

RUSSIA — 5.5%
AK Transneft OAO (a)	4	8,730
Alrosa AO	3,893	3,499
Federal Hydrogenerating Co. JSC ADR	1,147	2,065
Gazprom OAO ADR	17,326	121,975
Lukoil OAO ADR	899	45,849
Magnit OJSC GDR	480	27,725
MegaFon OAO GDR	190	4,822
MMC Norilsk Nickel OJSC ADR	209	3,898
Mobile Telesystems OJSC ADR	1,097	16,389
Moscow Exchange MICEX-RTS OAO	1,989	2,916
NovaTek OAO GDR	156	16,255
Rosneft Oil Co. GDR	2,224	12,959
Rostelecom OJSC ADR	130	2,069
Sberbank of Russia ADR	2,418	19,151
Sberbank Preference Shares (a)	1,003	1,460
Severstal OAO GDR	170	1,697
Sistema JSFC GDR	168	1,159
Surgutneftegas OAO ADR	838	5,589
Surgutneftegas OAO ADR Preference Shares	2,543	17,292
Tatneft OAO ADR	167	5,897
Uralkali OJSC GDR	90	1,597
VTB Bank OJSC GDR	3,051	6,075

		329,068

SOUTH AFRICA — 7.8%
African Bank Investments, Ltd. (c)	1,693	46
African Rainbow Minerals, Ltd.	195	2,473
AngloGold Ashanti, Ltd. (a)	239	2,930
Aspen Pharmacare Holdings, Ltd.	359	10,692
Assore, Ltd.	69	1,313
Barclays Africa Group, Ltd.	160	2,183

See accompanying notes to financial statements.

SPDR MSCI Emerging Markets Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014

Security Description	Shares	Value

Barloworld, Ltd.	145	$1,187
Coronation Fund Managers, Ltd.	494	4,226
Discovery, Ltd.	1,036	9,016
Exxaro Resources, Ltd.	111	1,261
FirstRand, Ltd.	6,205	23,627
Gold Fields, Ltd.	507	1,984
Growthpoint Properties, Ltd. REIT	1,378	3,005
Harmony Gold Mining Co., Ltd. (a)	487	1,065
Impala Platinum Holdings, Ltd. (a)	206	1,586
Imperial Holdings, Ltd.	359	5,527
Investec, Ltd.	173	1,453
Kumba Iron Ore, Ltd.	154	3,633
Liberty Holdings, Ltd.	397	4,330
Life Healthcare Group Holdings, Ltd.	6,161	24,288
Massmart Holdings, Ltd.	220	2,390
Medi-Clinic Corp., Ltd.	195	1,588
MMI Holdings, Ltd.	590	1,369
Mr. Price Group, Ltd.	695	13,061
MTN Group, Ltd.	3,076	64,884
Naspers, Ltd.	26	2,865
Nedbank Group, Ltd.	490	9,493
Netcare, Ltd.	1,602	4,482
Pick n Pay Stores, Ltd.	979	4,573
PPC, Ltd.	1,966	5,144
Rand Merchant Insurance Holdings, Ltd.	1,109	3,475
Redefine Properties, Ltd. REIT	7,591	6,531
Remgro, Ltd.	763	15,399
RMB Holdings, Ltd.	1,345	6,750
Sanlam, Ltd.	3,274	18,923
Sappi, Ltd. (a)	439	1,728
Sasol, Ltd.	1,187	64,439
Shoprite Holdings, Ltd.	1,495	18,521
Standard Bank Group, Ltd.	2,280	26,365
Steinhoff International Holdings, Ltd.	702	3,360
The Bidvest Group, Ltd.	737	18,643
The Foschini Group, Ltd.	566	5,871
The Spar Group, Ltd.	835	9,281
Tiger Brands, Ltd.	401	11,195
Truworths International, Ltd.	1,480	8,901
Vodacom Group, Ltd.	1,474	16,960
Woolworths Holdings, Ltd.	1,729	10,698

		462,714

SOUTH KOREA — 14.5%
Amorepacific Corp.	17	38,535
AMOREPACIFIC Group	6	6,647
BS Financial Group, Inc.	140	2,242
Cheil Communications, Inc. (a)	140	2,965
CJ CheilJedang Corp.	17	6,243
CJ Corp.	16	2,638
Coway Co., Ltd.	90	7,190
Daelim Industrial Co., Ltd.	24	1,717
Daewoo International Corp.	50	1,779
Daewoo Securities Co., Ltd. (a)	180	1,834
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	80	1,539
DGB Financial Group, Inc.	130	2,070
Dongbu Insurance Co., Ltd.	341	19,227
Doosan Corp.	12	1,177
Doosan Heavy Industries & Construction Co., Ltd.	60	1,481
Doosan Infracore Co., Ltd. (a)	120	1,262
E-Mart Co., Ltd.	28	6,116
GS Engineering & Construction Corp. (a)	40	1,389
GS Holdings	50	1,909
Halla Visteon Climate Control Corp.	70	3,396
Hana Financial Group, Inc.	320	11,675
Hankook Tire Co., Ltd.	40	1,952
Hanwha Chemical Corp.	80	1,039
Hanwha Corp.	90	2,512
Hanwha Life Insurance Co., Ltd.	230	1,547
Hyosung Corp.	25	1,791
Hyundai Department Store Co., Ltd.	12	1,825
Hyundai Engineering & Construction Co., Ltd.	48	2,743
Hyundai Glovis Co., Ltd.	23	7,018
Hyundai Heavy Industries Co., Ltd.	51	6,645
Hyundai Marine & Fire Insurance Co., Ltd.	550	15,167
Hyundai Mobis Co., Ltd.	137	33,366
Hyundai Motor Co, GDR	98	5,547
Hyundai Motor Co.	101	18,233
Hyundai Motor Co. Preference Shares	28	3,131
Hyundai Steel Co.	58	4,078
Hyundai Wia Corp.	41	8,353
Industrial Bank of Korea	250	3,779
Kangwon Land, Inc.	570	19,365
KB Financial Group, Inc. ADR	434	15,719
KCC Corp.	3	2,044
Kia Motors Corp.	222	11,297
Korea Electric Power Corp. ADR	598	13,419
Korea Gas Corp. (a)	40	2,085
Korea Investment Holdings Co., Ltd.	40	2,100
Korea Zinc Co., Ltd.	15	5,544
Korean Air Lines Co., Ltd. (a)	50	1,706
KT Corp. ADR	957	15,513
KT&G Corp.	538	48,179
LG Chem, Ltd.	22	5,327
LG Chem, Ltd. Preference Shares	10	1,554
LG Corp.	55	4,003
LG Display Co., Ltd. ADR (a)	419	6,599
LG Electronics, Inc.	84	5,230
LG Household & Health Care, Ltd.	19	9,129
LG Uplus Corp.	190	2,224
Lotte Chemical Corp.	14	1,864
Lotte Shopping Co., Ltd.	20	5,989
LS Uplus Corp.	23	1,456
NAVER Corp.	63	48,179
NCSoft Corp.	25	3,186
OCI Co., Ltd. (a)	9	1,109
ORION Corp.	9	7,463
POSCO ADR	263	19,962
S-Oil Corp.	45	1,825
S1 Corp.	162	12,512
Samsung C&T Corp.	72	5,158
Samsung Card Co., Ltd.	40	1,979
Samsung Electro-Mechanics Co., Ltd.	55	2,580
Samsung Electronics Co., Ltd. GDR	271	151,895

See accompanying notes to financial statements.

SPDR MSCI Emerging Markets Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014

Security Description	Shares	Value

Samsung Electronics Co., Ltd. GDR Preference Shares	84	$35,902
Samsung Engineering Co., Ltd. (a)	18	1,027
Samsung Fire & Marine Insurance Co., Ltd.	65	17,401
Samsung Heavy Industries Co., Ltd.	140	3,350
Samsung Life Insurance Co., Ltd.	138	13,862
Samsung SDI Co., Ltd.	105	12,189
Samsung Securities Co., Ltd.	40	1,672
Samsung Techwin Co., Ltd.	26	870
Shinhan Financial Group Co., Ltd. ADR	349	15,865
Shinsegae Co., Ltd.	7	1,456
SK C&C Co., Ltd.	46	10,571
SK Holdings Co., Ltd.	74	13,219
SK Hynix, Inc. (a)	180	7,974
SK Innovation Co., Ltd.	91	6,994
SK Networks Co., Ltd. (a)	180	1,808
SK Telecom Co., Ltd. ADR	691	20,965
Woori Finance Holdings Co., Ltd. (a)	440	5,441
Yuhan Corp.	80	14,101

		862,618

SPAIN — 0.0% (d)
Cemex Latam Holdings SA (a)	332	2,960

TAIWAN — 11.8%
Acer, Inc. (a)	3,000	2,110
Advanced Semiconductor Engineering, Inc.	4,000	4,655
Advantech Co., Ltd.	3,298	23,310
Asia Cement Corp.	10,200	13,027
Asustek Computer, Inc.	2,000	19,067
AU Optronics Corp.	9,000	3,802
Cathay Financial Holding Co., Ltd.	2,100	3,421
Chang Hwa Commercial Bank, Ltd.	3,060	1,876
Cheng Shin Rubber Industry Co. Ltd.	1,000	2,206
Chicony Electronics Co., Ltd.	4,020	12,026
China Airlines, Ltd. (a)	20,000	6,706
China Development Financial Holding Corp.	8,000	2,456
China Life Insurance Co., Ltd.	2,200	1,815
China Steel Corp.	22,440	19,180
Chinatrust Financial Holding Co., Ltd.	7,258	4,879
Chunghwa Telecom Co., Ltd.	11,000	33,160
Compal Electronics, Inc.	6,000	4,487
Delta Electronics, Inc.	4,000	25,247
E.Sun Financial Holding Co., Ltd.	3,267	1,982
Eva Airways Corp. (a)	4,000	2,117
Far Eastern New Century Corp.	2,040	2,055
Far EasTone Telecommunications Co., Ltd.	13,000	24,915
First Financial Holding Co., Ltd	16,050	9,682
Formosa Chemicals & Fibre Corp.	2,000	4,622
Formosa Petrochemical Corp.	4,000	9,704
Formosa Plastics Corp.	4,000	9,481
Formosa Taffeta Co., Ltd.	5,000	4,915
Foxconn Technology Co., Ltd.	5,250	12,979
Fubon Financial Holding Co., Ltd.	2,000	3,070
Giant Manufacturing Co., Ltd.	1,000	7,791
Hon Hai Precision Industry Co., Ltd.	8,960	28,277
HTC Corp. (a)	1,000	4,339
Hua Nan Financial Holdings Co., Ltd.	25,750	15,025
Innolux Corp.	10,751	4,648
Inventec Co., Ltd.	2,000	1,302
Kinsus Interconnect Technology Corp.	2,000	7,429
Lite-On Technology Corp.	13,065	18,833
MediaTek, Inc.	1,000	14,810
Mega Financial Holding Co., Ltd.	6,000	4,921
Nan Ya Plastics Corp.	1,000	2,189
Novatek Microelectronics Corp.	1,000	4,947
Pegatron Corp.	2,000	3,682
Pou Chen Corp.	2,000	2,222
Powertech Technology, Inc. (a)	1,000	1,808
President Chain Store Corp.	3,000	21,499
Quanta Computer, Inc.	2,000	5,076
Radiant Opto-Electronics Corp.	1,000	3,961
Ruentex Industries, Ltd.	1,000	2,226
ScinoPharm Taiwan, Ltd.	2,080	4,267
Shin Kong Financial Holding Co., Ltd.	5,271	1,599
Siliconware Precision Industries Co.	1,000	1,372
Simplo Technology Co., Ltd.	1,000	4,849
SinoPac Financial Holdings Co., Ltd.	4,323	1,855
Standard Foods Corp.	1,090	2,455
Synnex Technology International Corp.	6,000	8,284
Taishin Financial Holdings Co., Ltd.	5,496	2,575
Taiwan Business Bank (a)	5,200	1,535
Taiwan Cement Corp.	6,000	8,935
Taiwan Cooperative Financial Holding Co., Ltd.	43,050	23,209
Taiwan Mobile Co., Ltd.	11,000	33,377
Taiwan Semiconductor Manufacturing Co., Ltd.	39,000	153,849
Teco Electric & Machinery Co., Ltd.	1,000	1,027
Transcend Information, Inc.	2,000	6,640
U-Ming Marine Transport Corp.	5,000	7,610
Uni-President Enterprises Corp.	2,120	3,680
Unimicron Technology Corp.	2,000	1,492
United Microelectronics Corp.	12,000	4,970
Walsin Lihwa Corp. (a)	5,000	1,644
Wistron Corp.	4,080	4,165
WPG Holdings, Ltd.	1,000	1,223
Yuanta Financial Holding Co., Ltd.	4,100	2,022

		706,571

THAILAND — 1.9%
Advanced Info Service PCL	3,200	22,205
Bangkok Bank PCL ADR NVDR	2,300	14,470
Bangkok Dusit Medical Services PCL	12,400	7,075
Banpu PCL	1,600	1,456
BEC World PCL	2,300	3,334
Bumrungrad Hospital PCL	600	2,443
Charoen Pokphand Foods PCL	1,700	1,586
CP ALL PCL	6,900	9,523
Home Product Center PCL	6,300	2,021
IRPC PCL	13,500	1,332
Kasikornbank PCL ADR NVDR	1,600	11,596
Krung Thai Bank PCL	2,700	1,973
PTT Exploration & Production PCL	1,400	6,908
PTT Global Chemical PCL	1,100	2,069
PTT PCL	1,500	16,654
Thai Oil PCL	1,000	1,588
The Siam Cement PCL NVDR	100	1,388

See accompanying notes to financial statements.

SPDR MSCI Emerging Markets Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014

Security Description	Shares	Value

The Siam Commercial Bank PCL	700	$3,929

		111,550

TURKEY — 0.8%
Akbank TAS	1,116	3,630
Anadolu Efes Biracilik Ve Malt Sanayii AS (a)	119	1,372
BIM Birlesik Magazalar AS	492	10,279
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	1,127	1,176
Eregli Demir ve Celik Fabrikalari TAS	1,011	1,875
Ford Otomotiv Sanayi AS (a)	139	1,594
Haci Omer Sabanci Holding AS	479	2,012
KOC Holding AS	498	2,293
Koza Altin Isletmeleri AS	169	1,256
Tupras-Turkiye Petrol Rafinerileri AS	98	1,966
Turk Hava Yollari Anonim Ortakligi (a)	452	1,282
Turkcell Iletisim Hizmetleri AS (a)	1,605	8,374
Turkiye Garanti Bankasi AS	1,411	4,949
Turkiye Halk Bankasi AS	479	2,877
Turkiye Is Bankasi (Class C)	1,295	2,873
Turkiye Vakiflar Bankasi Tao (Class D)	709	1,312
Yapi ve Kredi Bankasi AS	708	1,387

		50,507

UNITED ARAB EMIRATES — 1.0%
Aldar Properties PJSC	4,872	5,200
DP World, Ltd.	718	14,899
Dubai Financial Market	3,283	3,003
Dubai Islamic Bank PJSC	1,556	3,516
Emaar Properties PJSC	1,943	6,110
First Gulf Bank PJSC	1,148	5,860
National Bank of Abu Dhabi PJSC	4,700	18,491

		57,079

TOTAL COMMON STOCKS —
(Cost $6,023,170)		5,914,206

RIGHTS — 0.0% (d)
CHINA — 0.0% (d)
Country Garden Holdings Co., Ltd. (expiring 10/8/14) (a)	267	15

HONG KONG — 0.0% (d)
Agile Property Holdings, Ltd. (expiring 10/10/14) (a)	400	40
Yuexiu Property Co., Ltd. (expiring 10/14/14) (a)	2,640	41

		81

TOTAL RIGHTS —
(Cost $0)		96

SHORT TERM INVESTMENT — 0.2%
UNITED STATES — 0.2%
MONEY MARKET FUND — 0.2%
State Street Institutional Liquid Reserves Fund 0.09% (e)(f) (Cost $9,513)	9,513	9,513

TOTAL INVESTMENTS — 99.4%
(Cost $6,032,683)		5,923,815
OTHER ASSETS & LIABILITIES — 0.6%		34,813

NET ASSETS — 100.0%		$5,958,628

(a)	Non-income producing security
(b)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.5% of net assets as of September 30, 2014, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs (Note 2).
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(f)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
ADS = American Depositary Shares
GDR = Global Depositary Receipt
NVDR = Non Voting Depositary Receipt
PCL = Public Company Limited
PJSC = Public Joint Stock Company
PLC = Public Limited Company
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR MSCI World Quality Mix ETF
SCHEDULE OF INVESTMENTS
September 30, 2014

Security Description	Shares	Value

COMMON STOCKS — 99.5%
AUSTRALIA — 1.6%
AGL Energy, Ltd.	86	$1,019
Amcor, Ltd.	296	2,935
AMP, Ltd.	219	1,046
Aurizon Holdings, Ltd.	235	932
Australia & New Zealand Banking Group, Ltd.	181	4,897
BHP Billiton, Ltd.	192	5,691
Brambles, Ltd.	412	3,432
Cochlear, Ltd.	19	1,156
Commonwealth Bank of Australia	85	5,600
CSL, Ltd.	193	12,526
Flight Centre Travel Group, Ltd.	24	898
Fortescue Metals Group, Ltd.	258	786
Insurance Australia Group, Ltd.	195	1,044
Lend Lease Group	84	1,054
Macquarie Group, Ltd.	20	1,008
National Australia Bank, Ltd.	163	4,641
Newcrest Mining, Ltd. (a)	109	1,006
Orica, Ltd.	57	943
Origin Energy, Ltd.	78	1,022
QBE Insurance Group, Ltd.	110	1,122
REA Group, Ltd.	27	1,023
Rio Tinto, Ltd.	32	1,668
Santos, Ltd.	77	921
Scentre Group (a)	471	1,352
Seek, Ltd.	73	1,035
Suncorp Group, Ltd.	81	995
Telstra Corp., Ltd.	2,662	12,346
Transurban Group	768	5,188
Wesfarmers, Ltd.	62	2,287
Westfield Corp.	106	691
Westpac Banking Corp.	196	5,512
Woodside Petroleum, Ltd.	32	1,137
Woolworths, Ltd.	333	9,977

		96,890

AUSTRIA — 0.1%
Erste Group Bank AG	33	756
OMV AG	30	1,010
Raiffeisen Bank International AG	32	696
Voestalpine AG	23	909

		3,371

BELGIUM — 0.2%
Ageas	26	863
Anheuser-Busch InBev NV	29	3,228
Belgacom SA	72	2,507
Colruyt SA	21	925
Delhaize Group	15	1,044
Groupe Bruxelles Lambert SA	10	917
KBC Groep NV (a)	19	1,012
Solvay SA	7	1,078
Umicore	21	919

		12,493

BRITISH VIRGIN ISLANDS — 0.1%
Michael Kors Holdings, Ltd. (a)	68	4,855

CANADA — 4.8%
Agnico-Eagle Mines, Ltd.	186	5,391
Agrium, Inc.	12	1,069
Alimentation Couche-Tard, Inc. (Class B)	96	3,076
Bank of Montreal	136	10,031
Barrick Gold Corp.	257	3,788
BCE, Inc.	358	15,341
Bombardier, Inc. (Class B)	295	995
Brookfield Asset Management, Inc. (Class A)	33	1,485
Canadian Imperial Bank of Commerce	81	7,291
Canadian National Railway Co.	190	13,518
Canadian Natural Resources, Ltd.	62	2,414
Canadian Oil Sands, Ltd.	120	2,218
Canadian Pacific Railway, Ltd.	7	1,456
Canadian Tire Corp., Ltd. (Class A)	11	1,129
Catamaran Corp. (a)	23	971
Cenovus Energy, Inc.	42	1,132
CI Financial Corp.	40	1,209
Crescent Point Energy Corp.	25	904
Dollarama, Inc.	90	7,651
Enbridge, Inc.	451	21,635
EnCana Corp.	45	958
Fairfax Financial Holdings, Ltd.	12	5,388
First Capital Realty, Inc.	121	1,896
First Quantum Minerals, Ltd.	52	1,006
Franco-Nevada Corp.	141	6,935
Gildan Activewear, Inc.	26	1,425
Goldcorp, Inc.	410	9,473
Great-West Lifeco, Inc.	37	1,066
Husky Energy, Inc.	32	880
Imperial Oil, Ltd.	21	994
Intact Financial Corp.	167	10,835
Loblaw Cos., Ltd.	26	1,304
Magna International, Inc.	16	1,522
Manulife Financial Corp.	101	1,947
Metro, Inc., (Class A)	25	1,676
National Bank of Canada	188	8,584
Onex Corp.	18	1,004
Pacific Rubiales Energy Corp.	57	958
Pembina Pipeline Corp.	175	7,388
Penn West Petroleum, Ltd.	118	801
Potash Corp. of Saskatchewan, Inc.	208	7,218
Power Corp. of Canada	39	1,085
Power Financial Corp.	33	1,012
RioCan REIT	148	3,399
Rogers Communications, Inc. (Class B)	45	1,688
Royal Bank of Canada	158	11,317
Saputo, Inc.	56	1,570
Shaw Communications, Inc. (Class B)	363	8,916
Sun Life Financial, Inc.	32	1,163
Suncor Energy, Inc.	107	3,881
Talisman Energy, Inc.	97	841
Teck Resources, Ltd. (Class B)	67	1,272
TELUS Corp.	258	8,828
The Bank of Nova Scotia	294	18,223
The Toronto-Dominion Bank	293	14,491
Thomson Reuters Corp.	31	1,132
Tim Hortons, Inc.	108	8,523
TransCanada Corp.	448	23,123

See accompanying notes to financial statements.

SPDR MSCI World Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014

Security Description	Shares	Value

Yamana Gold, Inc.	252	$1,515

		287,941

DENMARK — 0.9%
AP Moeller — Maersk A/S (Class A)	1	2,311
AP Moeller — Maersk A/S (Class B)	1	2,376
Carlsberg A/S (Class B)	10	889
Coloplast A/S (Class B)	62	5,198
Danske Bank A/S	52	1,414
Novo Nordisk A/S (Class B)	684	32,733
Novozymes A/S (Class B)	93	4,036
Pandora A/S	34	2,666
TDC A/S	173	1,314
Tryg A/S	12	1,246

		54,183

FINLAND — 0.2%
Fortum Oyj	59	1,439
Kone Oyj (Class B)	100	4,020
Nokia Oyj	129	1,101
Orion Oyj (Class B)	35	1,371
Sampo Oyj (Class A)	24	1,164
Stora Enso Oyj	103	859
UPM-Kymmene Oyj	59	843
Wartsila Oyj Abp	36	1,611

		12,408

FRANCE — 1.9%
Aeroports de Paris	25	2,993
Air Liquide SA	15	1,830
Alcatel-Lucent (a)	267	829
Alstom SA (a)	27	924
Arkema SA	10	671
AXA SA	261	6,433
BNP Paribas	145	9,620
Bouygues SA	27	875
Bureau Veritas SA	56	1,238
Cap Gemini SA	14	1,005
Carrefour SA	61	1,885
Casino Guichard-Perrachon SA	8	862
Christian Dior SA	5	838
CNP Assurances	48	904
Compagnie de Saint-Gobain	38	1,739
Compagnie Generale des Etablissements Michelin	17	1,604
Credit Agricole SA	124	1,871
Danone	26	1,741
EDF SA	27	886
Essilor International SA	15	1,647
GDF Suez	160	4,014
Iliad SA	32	6,775
Kering	5	1,008
L’Oreal SA	8	1,270
Lafarge SA	12	864
Lagardere SCA	30	803
Legrand SA	16	833
LVMH Moet Hennessy Louis Vuitton SA	12	1,951
Natixis	158	1,087
Orange SA	213	3,203
Pernod Ricard SA	10	1,132
Peugeot SA (a)	81	1,039
Publicis Groupe SA	44	3,022
Renault SA	25	1,811
Rexel SA	42	784
Safran SA	16	1,039
Sanofi	63	7,128
Schneider Electric SE	26	1,997
SCOR SE	29	906
Societe BIC SA	8	1,032
Societe Generale SA	98	5,004
Sodexo	10	979
Suez Environnement Co.	51	863
Technip SA	11	926
Total SA	214	13,909
Unibail-Rodamco SE	5	1,287
Valeo SA	8	890
Vallourec SA	19	874
Veolia Environnement SA	61	1,077
Vinci SA	37	2,150
Vivendi SA (a)	119	2,874

		112,926

GERMANY — 2.2%
adidas AG	11	823
Allianz SE	45	7,296
BASF SE	62	5,688
Bayer AG	29	4,063
Bayerische Motoren Werke AG	31	3,329
Bayerische Motoren Werke AG Preference Shares	11	895
Beiersdorf AG	22	1,838
Brenntag AG	18	885
Commerzbank AG (a)	145	2,169
Continental AG	6	1,142
Daimler AG	94	7,211
Deutsche Bank AG	177	6,210
Deutsche Boerse AG	15	1,011
Deutsche Lufthansa AG	41	648
Deutsche Post AG	68	2,181
Deutsche Telekom AG	283	4,290
E.ON AG	398	7,288
Fresenius Medical Care AG & Co. KGaA	125	8,732
Fresenius SE & Co. KGaA	21	1,040
Fuchs Petrolub SE Preference Shares	22	837
Hannover Rueck SE	12	970
HeidelbergCement AG	12	793
Henkel AG & Co. KGaA	10	935
Henkel AG & Co. KGaA Preference Shares	9	899
Hugo Boss AG	10	1,250
Infineon Technologies AG	94	973
K+S AG	29	823
Kabel Deutschland Holding AG	27	3,670
Lanxess AG	15	828
Linde AG	10	1,922
MAN SE	45	5,065
Merck KGaA	12	1,107
Metro AG (a)	30	988
Muenchener Rueckversicherungs- Gesellschaft AG	21	4,153

See accompanying notes to financial statements.

SPDR MSCI World Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014

Security Description	Shares	Value

Porsche Automobil Holding SE Preference Shares	25	$2,004
RWE AG	91	3,547
SAP SE	223	16,085
Siemens AG	51	6,080
Telefonica Deutschland Holding AG (a)	324	1,694
ThyssenKrupp AG (a)	37	971
United Internet AG	30	1,277
Volkswagen AG	5	1,038
Volkswagen AG Preference Shares	23	4,777

		129,425

HONG KONG — 1.8%
AIA Group, Ltd.	400	2,068
Bank of East Asia, Ltd.	202	818
BOC Hong Kong Holdings, Ltd.	1,000	3,187
Cheung Kong Infrastructure Holdings, Ltd.	1,000	7,019
CLP Holdings, Ltd.	2,000	16,059
Galaxy Entertainment Group, Ltd.	1,000	5,808
Hang Seng Bank, Ltd.	1,200	19,271
HKT Trust/HKT, Ltd.	3,540	4,276
Hong Kong Exchanges and Clearing, Ltd.	300	6,456
MTR Corp., Ltd.	2,000	7,830
New World Development Co., Ltd.	1,000	1,164
Noble Group, Ltd.	1,000	1,019
Power Assets Holdings, Ltd.	1,000	8,841
Sands China, Ltd.	800	4,173
SJM Holdings, Ltd.	1,000	1,906
The Link REIT	3,000	17,289
Wynn Macau, Ltd.	400	1,272

		108,456

IRELAND — 0.8%
Accenture PLC (Class A)	211	17,158
Actavis PLC (a)	8	1,930
Bank of Ireland (a)	2,748	1,076
Covidien PLC	20	1,730
CRH PLC	44	1,007
Eaton Corp. PLC	24	1,521
James Hardie Industries PLC	109	1,142
Kerry Group PLC (Class A)	106	7,475
Pentair PLC	14	917
Perrigo Co. PLC	25	3,755
Ryanair Holdings PLC (a)	228	2,168
Seagate Technology PLC	86	4,925
Weatherford International PLC (a)	48	998
Willis Group Holdings PLC	32	1,325

		47,127

ISRAEL — 0.3%
Bank Hapoalim BM	308	1,736
Bank Leumi Le-Israel BM (a)	418	1,693
Israel Chemicals, Ltd.	122	877
Mizrahi Tefahot Bank, Ltd. (a)	89	1,064
NICE Systems, Ltd.	74	2,996
Teva Pharmaceutical Industries, Ltd.	188	10,139

		18,505

ITALY — 0.6%
Assicurazioni Generali SpA	123	2,589
Atlantia SpA	38	938
Banca Monte dei Paschi di Siena SpA (a)	1,318	1,738
Banco Popolare SC (a)	61	896
Enel SpA	939	4,984
ENI SpA	310	7,390
Fiat SpA (a)	250	2,413
Intesa Sanpaolo SpA	1,159	3,523
Saipem SpA (a)	40	851
Snam Rete Gas SpA	185	1,024
Telecom Italia SpA (b)	1,354	1,203
Telecom Italia SpA NPV (a)(b)	1,742	1,997
UBI Banca ScPA	129	1,085
UniCredit SpA	383	3,029

		33,660

JAPAN — 8.3%
Aeon Co., Ltd.	100	995
ANA Holdings, Inc.	2,000	4,651
Aozora Bank, Ltd.	1,000	3,382
Astellas Pharma, Inc.	400	5,955
Benesse Holdings, Inc.	100	3,282
Bridgestone Corp.	100	3,302
Calbee, Inc.	100	3,273
Canon, Inc.	100	3,255
Chubu Electric Power Co., Inc. (a)	100	1,148
Chugai Pharmaceutical Co., Ltd.	200	5,789
Daiichi Sankyo Co., Ltd.	100	1,569
Dena Co., Ltd.	100	1,272
East Japan Railway Co.	100	7,494
Eisai Co., Ltd.	200	8,086
FamilyMart Co., Ltd.	100	3,815
Fuji Heavy Industries, Ltd.	200	6,611
FUJIFILM Holdings Corp.	100	3,072
Hisamitsu Pharmaceutical Co., Inc.	100	3,592
Hitachi, Ltd.	1,000	7,635
Honda Motor Co., Ltd.	200	6,928
Idemitsu Kosan Co., Ltd.	100	2,122
Inpex Corp.	100	1,413
Isetan Mitsukoshi Holdings, Ltd.	100	1,302
ITOCHU Corp.	300	3,665
Japan Airlines Co., Ltd.	200	5,470
Japan Prime Realty Investment Corp.	1	3,601
Japan Real Estate Investment Corp.	1	5,142
Japan Retail Fund Investment Corp.	3	6,044
Japan Tobacco, Inc.	300	9,755
JFE Holdings, Inc.	100	1,995
JX Holdings, Inc.	700	3,226
Kakaku.com, Inc.	100	1,420
KDDI Corp.	100	6,010
Keio Corp.	1,000	7,393
Kirin Holdings Co., Ltd.	100	1,328
Kobe Steel, Ltd.	1,000	1,623
Komatsu, Ltd.	100	2,312
Kyushu Electric Power Co., Inc. (a)	100	1,078
Lawson, Inc.	100	6,992
M3, Inc.	100	1,604
Marubeni Corp.	1,000	6,844
McDonald’s Holdings Co. (Japan), Ltd.	100	2,473
Miraca Holdings, Inc.	100	4,134
Mitsubishi Chemical Holdings Corp.	300	1,476
Mitsubishi Corp.	300	6,142

See accompanying notes to financial statements.

SPDR MSCI World Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014

Security Description	Shares	Value

Mitsubishi Motors Corp.	100	$1,213
Mitsubishi Tanabe Pharma Corp.	300	4,400
Mitsubishi UFJ Financial Group, Inc.	2,000	11,308
Mitsui & Co., Ltd.	300	4,730
Mizuho Financial Group, Inc.	3,200	5,715
MS&AD Insurance Group Holdings, Inc.	100	2,181
Nagoya Railroad Co., Ltd.	1,000	4,011
Nikon Corp.	100	1,445
Nippon Building Fund, Inc.	1	5,260
Nippon Prologis REIT, Inc.	2	4,651
Nippon Steel & Sumitomo Metal Corp.	1,000	2,594
Nippon Telegraph & Telephone Corp.	200	12,436
Nissan Motor Co., Ltd.	400	3,898
Nissin Foods Holding Co., Ltd.	100	5,196
Nitori Holding Co., Ltd.	100	6,190
Nomura Holdings, Inc.	200	1,192
Nomura Research Institute, Ltd.	100	3,232
NTT DoCoMo, Inc.	1,400	23,362
Oracle Corp.	100	3,902
Oriental Land Co., Ltd.	100	18,902
ORIX Corp.	100	1,379
Osaka Gas Co., Ltd.	1,000	4,018
Otsuka Corp.	100	3,975
Otsuka Holdings Co., Ltd.	400	13,784
Panasonic Corp.	200	2,378
Park24 Co., Ltd.	100	1,595
Resona Holdings, Inc.	400	2,255
Ricoh Co., Ltd.	100	1,074
Santen Pharmaceutical Co., Ltd.	100	5,597
Secom Co., Ltd.	200	11,911
Sekisui House, Ltd.	100	1,178
Seven & I Holdings Co., Ltd.	100	3,878
Shimamura Co., Ltd.	100	9,189
Sony Corp.	200	3,630
Sumitomo Corp.	200	2,207
Sumitomo Electric Industries, Ltd.	100	1,477
Sumitomo Mitsui Financial Group, Inc.	200	8,152
Sumitomo Mitsui Trust Holdings, Inc.	1,000	4,162
Suntory Beverage & Food, Ltd.	200	7,092
Suzuken Co., Ltd.	100	2,881
T&D Holdings, Inc.	100	1,284
Takeda Pharmaceutical Co., Ltd.	400	17,386
The Bank of Yokohama, Ltd.	1,000	5,499
The Chugoku Bank, Ltd.	200	2,937
The Chugoku Electric Power Co., Inc.	100	1,282
The Dai-ichi Life Insurance Co., Ltd.	100	1,484
The Kansai Electric Power Co., Inc. (a)	100	945
The Tokyo Electric Power Co., Inc. (a)	300	1,050
Tobu Railway Co., Ltd.	2,000	10,064
Toho Co., Ltd.	100	2,261
Tohoku Electric Power Co., Inc.	100	1,136
Tokio Marine Holdings, Inc.	100	3,102
TonenGeneral Sekiyu K.K.	1,000	8,742
Toshiba Corp.	1,000	4,633
Toyota Motor Corp.	200	11,784
United Urban Investment Corp.	3	4,603
USS Co., Ltd.	300	4,595
West Japan Railway Co.	200	8,951
Yahoo! Japan Corp.	400	1,521
Yamada Denki Co., Ltd.	300	875
Yamato Holdings Co., Ltd.	400	7,444

		498,878

LIBERIA — 0.0% (c)
Royal Caribbean Cruises, Ltd.	19	1,279

LUXEMBOURG — 0.2%
Altice SA (a)	95	5,032
ArcelorMittal	144	1,983
RTL Group SA	12	1,029
Subsea 7 SA	54	771
Tenaris SA	46	1,055

		9,870

NETHERLANDS — 1.1%
Aegon NV	268	2,211
Airbus Group NV	33	2,077
Akzo Nobel NV	15	1,028
ASML Holding NV	12	1,195
Chicago Bridge & Iron Co. NV	25	1,446
CNH Industrial NV	94	748
Core Laboratories NV	11	1,610
Heineken Holding NV	16	1,059
Heineken NV	16	1,197
ING Groep NV (a)	434	6,201
Koninklijke (Royal) KPN NV (a)	337	1,080
Koninklijke Ahold NV	90	1,458
Koninklijke DSM NV	14	864
Koninklijke Philips NV	56	1,787
LyondellBasell Industries NV (Class A)	146	15,864
Randstad Holding NV	18	838
Reed Elsevier NV	223	5,062
Unilever NV	469	18,680
Ziggo NV (a)	38	1,781

		66,186

NEW ZEALAND — 0.1%
Auckland International Airport, Ltd.	1,039	3,118
Ryman Healthcare, Ltd.	147	895

		4,013

NORWAY — 0.1%
DnB NOR ASA	94	1,761
Norsk Hydro ASA	195	1,091
Seadrill, Ltd.	27	724
Statoil ASA	118	3,219
Telenor ASA	45	988
Yara International ASA	23	1,155

		8,938

PORTUGAL — 0.0% (c)
EDP — Energias de Portugal SA	228	995
Galp Energia SGPS SA (Class B)	60	976
Jeronimo Martins SGPS SA	72	793

		2,764

SINGAPORE — 0.8%
ComfortDelGro Corp., Ltd.	3,000	5,646
Flextronics International, Ltd. (a)	104	1,073
Oversea-Chinese Banking Corp., Ltd.	1,125	8,592
Singapore Airlines, Ltd.	1,000	7,716

See accompanying notes to financial statements.

SPDR MSCI World Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014

Security Description	Shares	Value

Singapore Press Holdings, Ltd.	2,000	$6,587
Singapore Telecommunications, Ltd.	6,000	17,878
StarHub, Ltd.	1,000	3,230

		50,722

SPAIN — 0.7%
ACS, Actividades de Construccion y Servicios SA	26	999
Banco Bilbao Vizcaya Argentaria SA	438	5,284
Banco de Sabadell SA	314	930
Banco Popular Espanol SA	154	943
Banco Santander SA	1,051	10,105
CaixaBank SA	179	1,090
Ferrovial SA	48	931
Gas Natural SDG SA	35	1,031
Iberdrola SA	543	3,889
Inditex SA	295	8,152
International Consolidated Airlines Group SA (a)	161	959
Repsol SA	109	2,589
Telefonica SA	411	6,363
Zardoya Otis SA	62	769

		44,034

SWEDEN — 0.8%
Alfa Laval AB	76	1,628
Assa Abloy AB (Class B)	20	1,034
Atlas Copco AB (Class A)	181	5,198
Atlas Copco AB (Class B)	106	2,756
Autoliv, Inc.	10	919
Boliden AB	74	1,202
Electrolux AB	42	1,112
Elekta AB (Class B)	80	790
Hennes & Mauritz AB (Class B)	299	12,423
Investor AB (Class B)	67	2,372
Kinnevik Investment AB (Class B)	25	904
Nordea Bank AB	254	3,309
Sandvik AB	70	791
Skandinaviska Enskilda Banken AB (Class A)	116	1,551
Skanska AB (Class B)	48	994
SKF AB (Class B)	40	836
Svenska Cellulosa AB (Class B)	36	860
Svenska Handelsbanken AB (Class A)	35	1,648
Swedbank AB (Class A)	67	1,689
Telefonaktiebolaget LM Ericsson (Class B)	170	2,160
TeliaSonera AB	174	1,205
Volvo AB (Class B)	108	1,175

		46,556

SWITZERLAND — 4.8%
ABB, Ltd. (a)	110	2,473
ACE, Ltd.	25	2,622
Actelion, Ltd. (a)	26	3,056
Adecco SA (a)	13	882
Baloise Holding AG	9	1,154
Barry Callebaut AG (a)	3	3,334
Cie Financiere Richemont SA	119	9,758
Credit Suisse Group AG (a)	141	3,906
EMS-Chemie Holding AG	3	1,247
Geberit AG	10	3,232
Givaudan SA (a)	4	6,397
Holcim, Ltd. (a)	14	1,021
Julius Baer Group, Ltd. (a)	195	8,745
Kuehne & Nagel International AG	51	6,437
Lindt & Spruengli AG	1	4,993
Nestle SA	495	36,393
Novartis AG	416	39,249
Partners Group Holding AG	27	7,107
Roche Holding AG	241	71,405
Schindler Holding AG (b)	19	2,577
Schindler Holding AG (b)	31	4,133
SGS SA	7	14,513
Swiss Life Holding AG (a)	4	955
Swiss Prime Site AG (a)	74	5,491
Swiss Re AG (a)	39	3,108
Swisscom AG	30	17,033
Syngenta AG	34	10,828
TE Connectivity, Ltd.	21	1,161
The Swatch Group AG (b)	8	3,802
The Swatch Group AG (b)	13	1,137
Transocean, Ltd.	28	905
UBS AG (a)	249	4,342
Zurich Insurance Group AG (a)	13	3,875

		287,271

UNITED KINGDOM — 7.9%
Aberdeen Asset Management PLC	282	1,831
Admiral Group PLC	64	1,331
Aggreko PLC	70	1,757
AMEC PLC	77	1,378
Anglo American PLC	148	3,321
Aon PLC	12	1,052
ASOS PLC (a)	15	547
Associated British Foods PLC	21	912
AstraZeneca PLC	301	21,673
Aviva PLC	190	1,613
Babcock International Group PLC	398	7,046
BAE Systems PLC	1,094	8,362
Barclays PLC	2,243	8,271
BG Group PLC	190	3,511
BHP Billiton PLC	144	4,004
BP PLC	2,664	19,583
British American Tobacco PLC	485	27,378
British Sky Broadcasting Group PLC	495	7,078
BT Group PLC	425	2,615
Bunzl PLC	87	2,271
Burberry Group PLC	128	3,135
Capita PLC	264	4,982
Carnival PLC	26	1,039
Centrica PLC	1,458	7,275
Cobham PLC	301	1,420
Compass Group PLC	1,170	18,901
Croda International PLC	40	1,331
Delphi Automotive PLC	103	6,318
Diageo PLC	660	19,099
Direct Line Insurance Group PLC	244	1,164
easyJet PLC	39	900
Ensco PLC (Class A)	23	950
Experian PLC	60	957
Friends Life Group, Ltd.	200	999

See accompanying notes to financial statements.

SPDR MSCI World Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014

Security Description	Shares	Value

G4S PLC	238	$967
GKN PLC	158	818
GlaxoSmithKline PLC	822	18,829
Glencore PLC (a)	1,133	6,304
Hargreaves Lansdown PLC	73	1,118
HSBC Holdings PLC	1,916	19,447
ICAP PLC	156	979
IMI PLC	80	1,595
Imperial Tobacco Group PLC	259	11,186
Intertek Group PLC	177	7,521
ITV PLC	1,074	3,618
J Sainsbury PLC	172	701
Johnson Matthey PLC	54	2,555
Kingfisher PLC	167	877
Land Securities Group PLC	63	1,061
Legal & General Group PLC	298	1,106
Liberty Global PLC (Class A) (a)	23	978
Liberty Global PLC (Series C) (a)	24	984
Lloyds Banking Group PLC (a)	2,616	3,260
London Stock Exchange Group PLC	50	1,514
Marks & Spencer Group PLC	144	945
National Grid PLC	780	11,229
Next PLC	9	964
Noble Corp. PLC	34	755
Old Mutual PLC	359	1,057
Pearson PLC	53	1,065
Petrofac, Ltd.	81	1,362
Prudential PLC	124	2,766
Randgold Resources, Ltd.	70	4,776
Reckitt Benckiser Group PLC	275	23,851
Reed Elsevier PLC	385	6,167
Rexam PLC	100	797
Rio Tinto PLC	356	17,496
Rolls-Royce Holdings PLC (a)	486	7,599
Royal Bank of Scotland Group PLC (a)	227	1,355
Royal Dutch Shell PLC (Class A)	415	15,867
Royal Dutch Shell PLC (Class B)	375	14,815
Royal Mail PLC	180	1,144
RSA Insurance Group PLC (a)	141	1,108
SABMiller PLC	32	1,778
Schroders PLC	30	1,163
Shire PLC	120	10,388
Smith & Nephew PLC	221	3,726
Smiths Group PLC	111	2,275
Sports Direct International PLC (a)	79	792
SSE PLC	218	5,467
Standard Chartered PLC	239	4,419
Standard Life PLC	165	1,108
Tate & Lyle PLC	130	1,247
Tesco PLC	1,006	3,037
The British Land Co. PLC	84	957
The Sage Group PLC	300	1,777
The Weir Group PLC	51	2,069
Travis Perkins PLC	39	1,052
Tui Travel PLC	149	940
Tullow Oil PLC	74	773
Unilever PLC	367	15,380
Vodafone Group PLC	3,956	13,109
Whitbread PLC	41	2,761
William Hill PLC	224	1,343
William Morrison Supermarkets PLC	345	941
Wolseley PLC	69	3,627
WPP PLC	76	1,528

		476,197

UNITED STATES — 59.2%
3M Co.	167	23,661
Abbott Laboratories	539	22,417
AbbVie, Inc.	52	3,004
Activision Blizzard, Inc.	49	1,019
Adobe Systems, Inc. (a)	17	1,176
Advance Auto Parts, Inc.	19	2,476
Aetna, Inc.	27	2,187
Aflac, Inc.	127	7,398
AGCO Corp.	19	864
Agilent Technologies, Inc.	18	1,026
Air Products & Chemicals, Inc.	9	1,172
Albemarle Corp.	21	1,237
Alcoa, Inc.	85	1,368
Alleghany Corp. (a)	19	7,945
Allergan, Inc.	66	11,761
Altria Group, Inc.	297	13,644
Amazon.com, Inc. (a)	5	1,612
Ameren Corp.	27	1,035
American Capital Agency Corp.	48	1,020
American Electric Power Co., Inc.	36	1,880
American Express Co.	40	3,502
American International Group, Inc.	171	9,237
American Tower Corp.	111	10,393
American Water Works Co., Inc.	49	2,363
Ameriprise Financial, Inc.	10	1,234
AmerisourceBergen Corp.	267	20,639
Amgen, Inc.	61	8,568
Amphenol Corp. (Class A)	36	3,595
Anadarko Petroleum Corp.	19	1,927
Analog Devices, Inc.	20	990
Annaly Capital Management, Inc.	155	1,655
Antero Resources Corp. (a)	18	988
Apache Corp.	40	3,755
Apple, Inc.	1,400	141,050
Applied Materials, Inc.	52	1,124
Arch Capital Group, Ltd. (a)	172	9,412
Archer-Daniels-Midland Co.	71	3,628
Arrow Electronics, Inc. (a)	19	1,052
Assurant, Inc.	16	1,029
AT&T, Inc.	958	33,760
Automatic Data Processing, Inc.	498	41,374
AutoZone, Inc. (a)	31	15,799
AvalonBay Communities, Inc.	41	5,780
Avnet, Inc.	24	996
Axis Capital Holdings, Ltd.	22	1,041
Baker Hughes, Inc.	27	1,757
Bank of America Corp.	922	15,720
Baxter International, Inc.	120	8,612
BB&T Corp.	58	2,158
Becton, Dickinson and Co.	126	14,340
Bed Bath & Beyond, Inc. (a)	84	5,530
Berkshire Hathaway, Inc. (Class B) (a)	191	26,385
Best Buy Co., Inc.	45	1,512

See accompanying notes to financial statements.

SPDR MSCI World Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014

Security Description	Shares	Value

Biogen Idec, Inc. (a)	56	$18,525
BlackRock, Inc.	6	1,970
BorgWarner, Inc.	17	894
Boston Scientific Corp. (a)	77	909
Bristol-Myers Squibb Co.	545	27,893
Broadcom Corp. (Class A)	36	1,455
Brown-Forman Corp. (Class B)	33	2,977
Bunge, Ltd.	23	1,937
C.H. Robinson Worldwide, Inc.	45	2,984
C.R. Bard, Inc.	82	11,702
CA, Inc.	86	2,403
Camden Property Trust	18	1,234
Cameron International Corp. (a)	16	1,062
Capital One Financial Corp.	59	4,816
Cardinal Health, Inc.	40	2,997
CarMax, Inc. (a)	24	1,115
Carnival Corp.	25	1,004
Caterpillar, Inc.	43	4,258
CBS Corp.	22	1,177
Celanese Corp. (Series A)	17	995
Celgene Corp. (a)	196	18,577
CenterPoint Energy, Inc.	47	1,150
CenturyLink, Inc.	52	2,126
CF Industries Holdings, Inc.	15	4,188
Chesapeake Energy Corp.	54	1,241
Chevron Corp.	524	62,524
Chipotle Mexican Grill, Inc. (a)	7	4,666
Church & Dwight Co., Inc.	197	13,822
CIGNA Corp.	17	1,542
Cimarex Energy Co.	8	1,012
Cisco Systems, Inc.	276	6,947
CIT Group, Inc.	25	1,149
Citigroup, Inc.	333	17,256
CME Group, Inc.	24	1,919
Coach, Inc.	96	3,419
Coca-Cola Enterprises, Inc.	22	976
Cognizant Technology Solutions Corp. (Class A) (a)	22	985
Colgate-Palmolive Co.	387	25,240
Comcast Corp. (Class A)	120	6,454
Comcast Corp. (Class A) Special	31	1,658
Comerica, Inc.	23	1,147
Computer Sciences Corp.	17	1,040
ConAgra Foods, Inc.	32	1,057
ConocoPhillips	91	6,963
CONSOL Energy, Inc.	23	871
Consolidated Edison, Inc.	379	21,474
Corning, Inc.	93	1,799
Costco Wholesale Corp.	109	13,660
Crown Castle International Corp.	120	9,664
CSX Corp.	52	1,667
Cummins, Inc.	43	5,675
CVS Health Corp.	72	5,730
Danaher Corp.	26	1,975
Darden Restaurants, Inc.	22	1,132
DaVita HealthCare Partners, Inc. (a)	59	4,315
Deere & Co.	27	2,214
Delta Air Lines, Inc.	27	976
Denbury Resources, Inc.	61	917
Devon Energy Corp.	25	1,704
Dick’s Sporting Goods, Inc.	28	1,229
DIRECTV (a)	25	2,163
Discover Financial Services	33	2,125
DISH Network Corp. (Class A) (a)	18	1,162
Dollar General Corp. (a)	207	12,650
Dollar Tree, Inc. (a)	120	6,728
Dominion Resources, Inc.	249	17,203
Dover Corp.	12	964
Dr. Pepper Snapple Group, Inc.	49	3,151
DTE Energy Co.	16	1,217
Duke Energy Corp.	248	18,543
E. I. du Pont de Nemours & Co.	41	2,942
Eastman Chemical Co.	40	3,236
Eaton Vance Corp.	32	1,207
eBay, Inc. (a)	45	2,548
Ecolab, Inc.	171	19,636
Edison International	24	1,342
Edwards Lifesciences Corp. (a)	27	2,758
Eli Lilly & Co.	561	36,381
EMC Corp.	97	2,838
Emerson Electric Co.	161	10,075
Entergy Corp.	18	1,392
EOG Resources, Inc.	21	2,079
EQT Corp.	13	1,190
Equity Residential	18	1,108
Everest Re Group, Ltd.	62	10,045
Exelon Corp.	76	2,591
Expeditors International of Washington, Inc.	48	1,948
Express Scripts Holding Co. (a)	54	3,814
Exxon Mobil Corp.	1,395	131,200
F5 Networks, Inc. (a)	18	2,137
Facebook, Inc. (Class A) (a)	18	1,423
Family Dollar Stores, Inc.	138	10,659
Fastenal Co.	74	3,323
Federal Realty Investment Trust	81	9,595
FedEx Corp.	17	2,745
Fidelity National Information Services, Inc.	59	3,322
Fifth Third Bancorp	86	1,722
FirstEnergy Corp.	45	1,511
Fiserv, Inc. (a)	17	1,099
FleetCor Technologies, Inc. (a)	15	2,132
Flowserve Corp.	35	2,468
Fluor Corp.	43	2,872
FMC Corp.	33	1,887
FMC Technologies, Inc. (a)	55	2,987
Ford Motor Co.	533	7,883
Fossil Group, Inc. (a)	15	1,408
Franklin Resources, Inc.	102	5,570
Freeport-McMoRan, Inc.	81	2,645
Frontier Communications Corp.	177	1,152
GameStop Corp. (Class A)	36	1,483
Garmin, Ltd.	29	1,508
General Dynamics Corp.	71	9,023
General Electric Co.	549	14,065
General Mills, Inc.	668	33,701
General Motors Co.	252	8,049
Genuine Parts Co.	67	5,877
Genworth Financial, Inc. (Class A) (a)	61	799

See accompanying notes to financial statements.

SPDR MSCI World Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014

Security Description	Shares	Value

Gilead Sciences, Inc. (a)	370	$39,386
Google, Inc. (Class A) (a)	69	40,600
Google, Inc. (Class C) (a)	64	36,951
H&R Block, Inc.	80	2,481
Halliburton Co.	36	2,322
Harris Corp.	27	1,793
HCA Holdings, Inc. (a)	21	1,481
HCP, Inc.	26	1,032
Health Care REIT, Inc.	181	11,289
Helmerich & Payne, Inc.	26	2,545
Henry Schein, Inc. (a)	77	8,968
Herbalife, Ltd.	22	962
Hertz Global Holdings, Inc. (a)	37	939
Hess Corp.	30	2,830
Hewlett-Packard Co.	567	20,111
HollyFrontier Corp.	22	961
Honeywell International, Inc.	179	16,668
Hormel Foods Corp.	211	10,843
Host Hotels & Resorts, Inc.	49	1,045
Hudson City Bancorp, Inc.	112	1,089
Humana, Inc.	13	1,694
Illinois Tool Works, Inc.	18	1,520
Ingersoll-Rand PLC	18	1,014
Intel Corp.	634	22,076
Intercontinental Exchange, Inc.	6	1,170
International Business Machines Corp.	333	63,213
International Flavors & Fragrances, Inc.	19	1,822
International Paper Co.	32	1,528
Intuit, Inc.	223	19,546
Intuitive Surgical, Inc. (a)	9	4,156
Invesco, Ltd.	29	1,145
J.B. Hunt Transport Services, Inc.	68	5,035
Jacobs Engineering Group, Inc. (a)	19	928
Johnson & Johnson	958	102,113
Johnson Controls, Inc.	42	1,848
Joy Global, Inc.	29	1,582
JPMorgan Chase & Co.	384	23,132
Juniper Networks, Inc.	41	908
Kellogg Co.	338	20,821
KeyCorp	83	1,106
Kimberly-Clark Corp.	289	31,088
Kinder Morgan Management, LLC (a)	128	12,051
Kinder Morgan, Inc.	236	9,048
KLA-Tencor Corp.	17	1,339
Kohl’s Corp.	22	1,343
Kraft Foods Group, Inc.	151	8,516
L Brands, Inc.	18	1,206
L-3 Communications Holdings, Inc.	9	1,070
Laboratory Corp. of America Holdings (a)	107	10,887
Las Vegas Sands Corp.	14	871
Leucadia National Corp.	40	954
Liberty Interactive Corp. (Class A) (a)	40	1,141
Liberty Media Corp. (Class A) (a)	33	1,557
Liberty Media Corp. (Class C) (a)	66	3,101
Lincoln National Corp.	22	1,179
Linear Technology Corp.	66	2,930
Lockheed Martin Corp.	78	14,257
Loews Corp.	27	1,125
Lorillard, Inc.	19	1,138
Lowe’s Cos., Inc.	54	2,858
Lululemon Athletica, Inc. (a)	29	1,218
M&T Bank Corp.	9	1,110
Macy’s, Inc.	26	1,513
Manpowergroup, Inc.	13	911
Marathon Oil Corp.	61	2,293
Marathon Petroleum Corp.	94	7,959
Marsh & McLennan Cos., Inc.	156	8,165
Mastercard, Inc. (Class A)	321	23,728
Mattel, Inc.	94	2,881
McCormick & Co., Inc.	171	11,440
McDonald’s Corp.	570	54,042
McGraw Hill Financial, Inc.	78	6,587
McKesson Corp.	54	10,512
Medtronic, Inc.	234	14,496
Merck & Co., Inc.	454	26,913
MetLife, Inc.	90	4,835
Mettler-Toledo International, Inc. (a)	9	2,305
MGM Resorts International (a)	41	934
Micron Technology, Inc. (a)	40	1,370
Microsoft Corp.	2,396	111,079
Molson Coors Brewing Co. (Class B)	16	1,191
Mondelez International, Inc. (Class A)	109	3,735
Monsanto Co.	122	13,726
Monster Beverage Corp. (a)	42	3,850
Morgan Stanley	106	3,664
Motorola Solutions, Inc.	155	9,808
Murphy Oil Corp.	17	967
Mylan, Inc. (a)	22	1,001
Nabors Industries, Ltd.	42	956
National Oilwell Varco, Inc.	26	1,979
Navient Corp.	70	1,240
NetApp, Inc.	29	1,246
New York Community Bancorp, Inc.	73	1,159
Newell Rubbermaid, Inc.	67	2,305
Newmont Mining Corp.	140	3,227
News Corp. (Class A) (a)	63	1,030
NextEra Energy, Inc.	55	5,163
NIKE, Inc. (Class B)	185	16,502
NiSource, Inc.	28	1,147
Noble Energy, Inc.	15	1,025
Nordstrom, Inc.	39	2,666
Norfolk Southern Corp.	15	1,674
Northeast Utilities	25	1,107
Northern Trust Corp.	18	1,225
Northrop Grumman Corp.	52	6,852
NRG Energy, Inc.	30	914
Nucor Corp.	21	1,140
NVIDIA Corp.	59	1,089
O’Reilly Automotive, Inc. (a)	87	13,081
Occidental Petroleum Corp.	52	5,000
Oceaneering International, Inc.	27	1,760
Omnicom Group, Inc.	65	4,476
ONEOK, Inc.	16	1,049
Oracle Corp.	947	36,251
PACCAR, Inc.	18	1,024
Pall Corp.	25	2,092
Parker-Hannifin Corp.	9	1,027
PartnerRe, Ltd.	48	5,275

See accompanying notes to financial statements.

SPDR MSCI World Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014

Security Description	Shares	Value

Paychex, Inc.	498	$22,012
Peabody Energy Corp.	64	792
People’s United Financial, Inc.	407	5,889
PepsiCo, Inc.	613	57,064
PetSmart, Inc.	106	7,430
Pfizer, Inc.	624	18,452
PG&E Corp.	459	20,673
Philip Morris International, Inc.	63	5,254
Phillips 66	182	14,798
Pioneer Natural Resources Co.	5	985
PNC Financial Services Group, Inc.	54	4,621
Polaris Industries, Inc.	19	2,846
PPG Industries, Inc.	6	1,180
PPL Corp.	44	1,445
Praxair, Inc.	66	8,514
Precision Castparts Corp.	31	7,343
Principal Financial Group, Inc.	22	1,154
ProLogis	27	1,018
Prudential Financial, Inc.	35	3,078
Public Service Enterprise Group, Inc.	36	1,341
Public Storage	78	12,936
Pulte Group, Inc.	54	954
QUALCOMM, Inc.	619	46,283
Quest Diagnostics, Inc.	18	1,092
Ralph Lauren Corp.	15	2,471
Range Resources Corp.	38	2,577
Raytheon Co.	77	7,825
Regions Financial Corp.	136	1,365
RenaissanceRe Holdings, Ltd.	55	5,499
Republic Services, Inc.	137	5,346
ResMed, Inc.	34	1,675
Reynolds American, Inc.	111	6,549
Robert Half International, Inc.	38	1,862
Rock-Tenn Co. (Class A)	22	1,047
Rockwell Automation, Inc.	37	4,066
Rockwell Collins, Inc.	38	2,983
Ross Stores, Inc.	160	12,093
Safeway, Inc.	38	1,303
SanDisk Corp.	12	1,175
SBA Communications Corp. (Class A) (a)	64	7,098
SCANA Corp.	30	1,488
Schlumberger, Ltd.	300	30,507
Scripps Networks Interactive, Inc. (Class A)	21	1,640
SEI Investments Co.	39	1,410
Sempra Energy	22	2,318
Sigma-Aldrich Corp.	28	3,808
Simon Property Group, Inc.	7	1,151
Southwest Airlines Co.	223	7,531
Southwestern Energy Co. (a)	78	2,726
Spectra Energy Corp.	52	2,042
St. Jude Medical, Inc.	17	1,022
Stanley Black & Decker, Inc.	12	1,065
Staples, Inc.	93	1,125
Starbucks Corp.	324	24,449
Starwood Hotels & Resorts Worldwide, Inc.	13	1,082
State Street Corp. (d)	36	2,650
Stericycle, Inc. (a)	105	12,239
Stryker Corp.	13	1,050
SunTrust Banks, Inc.	53	2,016
Symantec Corp.	46	1,081
Synopsys, Inc. (a)	194	7,701
Sysco Corp.	213	8,083
T. Rowe Price Group, Inc.	67	5,253
Target Corp.	266	16,673
TD Ameritrade Holding Corp.	61	2,036
Teradata Corp. (a)	41	1,719
Tesoro Corp.	21	1,281
Texas Instruments, Inc.	38	1,812
Textron, Inc.	28	1,008
The ADT Corp.	31	1,099
The AES Corp.	74	1,049
The Allstate Corp.	39	2,393
The Bank of New York Mellon Corp.	96	3,718
The Boeing Co.	183	23,311
The Charles Schwab Corp.	39	1,146
The Chubb Corp.	190	17,305
The Clorox Co.	54	5,186
The Coca-Cola Co.	1,224	52,216
The Dow Chemical Co.	75	3,933
The Estee Lauder Cos., Inc. (Class A)	60	4,483
The Gap, Inc.	79	3,294
The Goldman Sachs Group, Inc.	42	7,710
The Hartford Financial Services Group, Inc.	40	1,490
The Hershey Co.	128	12,215
The Home Depot, Inc.	398	36,513
The J.M. Smucker Co.	49	4,851
The Kroger Co.	56	2,912
The Mosaic Co.	24	1,066
The Priceline Group, Inc. (a)	13	15,062
The Procter & Gamble Co.	855	71,598
The Progressive Corp.	151	3,817
The Sherwin-Williams Co.	50	10,949
The Southern Co.	664	28,984
The Travelers Cos., Inc.	167	15,688
The Walt Disney Co.	58	5,164
The Western Union Co.	68	1,091
The Williams Cos., Inc.	22	1,218
Thermo Fisher Scientific, Inc.	13	1,582
Tiffany & Co.	29	2,793
Time Warner Cable, Inc.	14	2,009
Time Warner, Inc.	61	4,588
TJX Cos., Inc.	570	33,727
Tractor Supply Co.	39	2,399
TripAdvisor, Inc. (a)	28	2,560
TRW Automotive Holdings Corp. (a)	12	1,215
Twenty-First Century Fox, Inc. (Class A)	57	1,955
Twenty-First Century Fox, Inc. (Class B)	30	999
Tyco International, Ltd.	24	1,070
Tyson Foods, Inc. (Class A)	28	1,102
U.S. Bancorp	189	7,906
Ulta Salon Cosmetics & Fragrance, Inc. (a)	15	1,773
Under Armour, Inc. (Class A) (a)	34	2,349
Union Pacific Corp.	292	31,659
United Parcel Service, Inc. (Class B)	137	13,466
United Technologies Corp.	39	4,118
UnitedHealth Group, Inc.	159	13,714
Universal Health Services, Inc. (Class B)	12	1,254
Unum Group	30	1,031

See accompanying notes to financial statements.

SPDR MSCI World Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014

Security Description	Shares	Value

Urban Outfitters, Inc. (a)	33	$1,211
V.F. Corp.	85	5,613
Valero Energy Corp.	81	3,748
Varian Medical Systems, Inc. (a)	28	2,243
Ventas, Inc.	61	3,779
Verisk Analytics, Inc. (Class A) (a)	152	9,255
Verizon Communications, Inc.	782	39,092
Viacom, Inc. (Class B)	95	7,309
Visa, Inc. (Class A)	162	34,566
Voya Financial, Inc.	28	1,095
W.R. Berkley Corp.	142	6,788
W.W. Grainger, Inc.	16	4,026
Wal-Mart Stores, Inc.	714	54,600
Walgreen Co.	44	2,608
Waste Management, Inc.	329	15,637
Waters Corp. (a)	21	2,082
WellPoint, Inc.	30	3,589
Wells Fargo & Co.	382	19,814
Western Digital Corp.	13	1,265
Westlake Chemical Corp.	13	1,126
Weyerhaeuser Co.	34	1,083
Whirlpool Corp.	7	1,020
Whiting Petroleum Corp. (a)	14	1,086
Whole Foods Market, Inc.	28	1,067
Wisconsin Energy Corp.	194	8,342
Xcel Energy, Inc.	338	10,275
Xerox Corp.	123	1,627
Xilinx, Inc.	57	2,414
XL Group PLC	32	1,061
Yahoo!, Inc. (a)	43	1,752
Yum! Brands, Inc.	128	9,213
Zimmer Holdings, Inc.	10	1,006

		3,547,857

TOTAL COMMON STOCKS —
(Cost $6,004,209)		5,966,805

RIGHTS — 0.0% (c)
SPAIN — 0.0% (c)
Banco Bilbao Vizcaya Argentaria SA (expiring 10/13/14) (a)	688	44
Banco Popular Espanol SA (expiring 10/13/14) (a)	154	2

TOTAL RIGHTS —
(Cost $47)		46

SHORT TERM INVESTMENT — 0.2%
UNITED STATES — 0.2%
MONEY MARKET FUND — 0.2%
State Street Institutional Liquid Reserves Fund 0.09% (e)(f) (Cost $10,265)	10,265	10,265

TOTAL INVESTMENTS — 99.7%
(Cost $6,014,521)		5,977,116
OTHER ASSETS & LIABILITIES — 0.3%		17,488

NET ASSETS — 100.0%		$5,994,604

(a)	Non-income producing security
(b)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Affiliated issuer (Note 3).
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(f)	The rate shown is the annualized seven-day yield at period end.
PLC = Public Limited Company
REIT = Real Estate Investment Trust
SCA = Societe en Commandite par Actions (partnership limited by shares)

See accompanying notes to financial statements.

SPDR MSCI Australia Quality Mix ETF
SCHEDULE OF INVESTMENTS
September 30, 2014

Security Description	Shares	Value

COMMON STOCKS — 99.1%
AIR FREIGHT & LOGISTICS — 0.4%
Toll Holdings, Ltd.	4,738	$23,383

AIRLINES — 0.1%
Qantas Airways, Ltd. (a)	6,536	7,950

BANKS — 18.6%
Australia & New Zealand Banking Group, Ltd.	8,801	238,124
Bank of Queensland, Ltd.	296	3,015
Bendigo & Adelaide Bank, Ltd.	2,257	23,542
Commonwealth Bank of Australia	4,130	272,095
National Australia Bank, Ltd.	8,141	231,808
Westpac Banking Corp.	9,640	271,116

		1,039,700

BEVERAGES — 0.5%
Coca-Cola Amatil, Ltd.	3,233	24,839
Treasury Wine Estates, Ltd.	898	3,332

		28,171

BIOTECHNOLOGY — 6.1%
CSL, Ltd.	5,222	338,921

CAPITAL MARKETS — 0.6%
Macquarie Group, Ltd.	684	34,470

CHEMICALS — 1.9%
Incitec Pivot, Ltd.	15,152	35,931
Orica, Ltd.	4,266	70,553

		106,484

COMMERCIAL SERVICES & SUPPLIES — 2.8%
Brambles, Ltd.	18,446	153,664

CONSTRUCTION & ENGINEERING — 0.3%
Leighton Holdings, Ltd.	886	14,963

CONSTRUCTION MATERIALS — 1.2%
Boral, Ltd.	1,762	7,663
James Hardie Industries PLC	5,556	58,195

		65,858

CONTAINERS & PACKAGING — 3.3%
Amcor, Ltd.	18,737	185,764

DIVERSIFIED FINANCIAL SERVICES — 1.7%
ASX, Ltd.	3,063	96,115

DIVERSIFIED TELECOMMUNICATION SERVICES — 5.0%
Telstra Corp., Ltd.	59,570	276,272
TPG Telecom, Ltd.	552	3,304

		279,576

ELECTRIC UTILITIES — 0.1%
AusNet Services	5,902	7,050

ENERGY EQUIPMENT & SERVICES — 0.4%
WorleyParsons, Ltd.	1,566	21,021

FOOD & STAPLES RETAILING — 13.7%
Metcash, Ltd.	6,778	15,598
Wesfarmers, Ltd.	10,493	387,109
Woolworths, Ltd.	12,093	362,327

		765,034

GAS UTILITIES — 0.5%
APA Group	4,412	28,724

HEALTH CARE EQUIPMENT & SUPPLIES — 0.5%
Cochlear, Ltd.	478	29,074

HEALTH CARE PROVIDERS & SERVICES — 2.6%
Ramsay Health Care, Ltd.	1,769	77,538
Sonic Healthcare, Ltd.	4,464	68,515

		146,053

HOTELS, RESTAURANTS & LEISURE — 1.7%
Crown Resorts, Ltd.	2,713	32,761
Flight Centre Travel Group, Ltd.	450	16,834
Tabcorp Holdings, Ltd.	2,363	7,465
Tatts Group, Ltd.	13,640	37,597

		94,657

INSURANCE — 4.1%
AMP, Ltd.	7,686	36,722
Insurance Australia Group, Ltd.	14,015	75,054
QBE Insurance Group, Ltd.	3,131	31,946
Suncorp Group, Ltd.	7,175	88,150

		231,872

IT SERVICES — 0.1%
Computershare, Ltd.	489	5,203

MEDIA — 0.1%
REA Group, Ltd.	100	3,787

METALS & MINING — 13.8%
Alumina, Ltd. (a)	5,506	8,167
BHP Billiton, Ltd.	15,995	474,059
Fortescue Metals Group, Ltd.	6,524	19,867
Iluka Resources, Ltd.	3,568	24,540
Newcrest Mining, Ltd. (a)	3,418	31,554
Rio Tinto, Ltd.	4,127	215,163

		773,350

MULTI-UTILITIES — 1.4%
AGL Energy, Ltd.	6,464	76,587

MULTILINE RETAIL — 0.2%
Harvey Norman Holdings, Ltd.	3,672	11,664

OIL, GAS & CONSUMABLE FUELS — 5.3%
Caltex Australia, Ltd.	406	9,944
Origin Energy, Ltd.	2,302	30,155
Santos, Ltd.	1,536	18,374
Woodside Petroleum, Ltd.	6,691	237,711

		296,184

PROFESSIONAL SERVICES — 0.8%
ALS, Ltd.	2,836	13,078
Seek, Ltd.	2,182	30,951

		44,029

REAL ESTATE INVESTMENT TRUSTS — 7.6%
CFS Retail Property Trust Group	26,630	46,489
Dexus Property Group	18,790	18,251
Federation Centres	8,650	19,528
Goodman Group	1,320	5,972
Mirvac Group	8,472	12,751
Scentre Group (a)	46,107	132,335
Stockland	12,714	43,945

See accompanying notes to financial statements.

SPDR MSCI Australia Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014

Security Description	Shares	Value

The GPT Group	19,624	$66,455
Westfield Corp.	11,862	77,330

		423,056

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.7%
Lend Lease Group	3,078	38,623

ROAD & RAIL — 0.6%
Asciano, Ltd.	1,322	6,999
Aurizon Holdings, Ltd.	7,378	29,246

		36,245

TRANSPORTATION INFRASTRUCTURE — 2.4%
Sydney Airport	9,099	33,998
Transurban Group	14,451	97,622

		131,620

TOTAL COMMON STOCKS —
(Cost $6,054,246)		5,538,852

TOTAL INVESTMENTS — 99.1%
(Cost $6,054,246)		5,538,852
OTHER ASSETS & LIABILITIES — 0.9%		51,028

NET ASSETS — 100.0%		$5,589,880

(a)	Non-income producing security
PLC = Public Limited Company

See accompanying notes to financial statements.

SPDR MSCI Canada Quality Mix ETF
SCHEDULE OF INVESTMENTS
September 30, 2014

Security Description	Shares	Value

COMMON STOCKS — 99.4%
AEROSPACE & DEFENSE — 0.3%
Bombardier, Inc. (Class B)	2,111	$7,121
CAE, Inc.	143	1,738

		8,859

AUTO COMPONENTS — 2.2%
Magna International, Inc.	681	64,776

BANKS — 18.3%
Bank of Montreal	1,072	79,070
Canadian Imperial Bank of Commerce	1,228	110,532
National Bank of Canada	1,025	46,804
Royal Bank of Canada	1,516	108,591
The Bank of Nova Scotia	1,530	94,835
The Toronto-Dominion Bank	2,157	106,677

		546,509

CAPITAL MARKETS — 2.8%
CI Financial Corp.	2,525	76,300
IGM Financial, Inc.	192	8,298

		84,598

CHEMICALS — 5.2%
Agrium, Inc.	854	76,081
Methanex Corp.	51	3,412
Potash Corp. of Saskatchewan, Inc.	2,232	77,452

		156,945

CONSTRUCTION & ENGINEERING — 0.1%
SNC-Lavalin Group, Inc.	89	4,107

DIVERSIFIED FINANCIAL SERVICES — 0.4%
Onex Corp.	230	12,834

DIVERSIFIED TELECOMMUNICATION SERVICES — 3.4%
BCE, Inc.	1,210	51,852
TELUS Corp.	1,492	51,053

		102,905

ELECTRIC UTILITIES — 1.2%
Fortis, Inc.	1,150	35,625

FOOD & STAPLES RETAILING — 6.5%
Alimentation Couche-Tard, Inc. (Class B)	2,504	80,237
Empire Co., Ltd. (Class A)	181	12,615
George Weston, Ltd.	282	22,271
Loblaw Cos., Ltd.	610	30,594
Metro, Inc., (Class A)	714	47,854

		193,571

FOOD PRODUCTS — 1.9%
Saputo, Inc.	2,040	57,191

HEALTH CARE PROVIDERS & SERVICES — 0.2%
Catamaran Corp. (a)	154	6,500

HOTELS, RESTAURANTS & LEISURE — 2.7%
Tim Hortons, Inc.	1,007	79,466

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.1%
TransAlta Corp.	366	3,848

INSURANCE — 8.9%
Fairfax Financial Holdings, Ltd.	62	27,839
Great-West Lifeco, Inc.	2,843	81,941
Industrial Alliance Insurance & Financial Services, Inc.	115	4,772
Intact Financial Corp.	1,118	72,539
Manulife Financial Corp.	1,321	25,461
Power Corp. of Canada	453	12,598
Power Financial Corp.	864	26,487
Sun Life Financial, Inc.	400	14,532

		266,169

IT SERVICES — 1.4%
CGI Group, Inc. (Class A) (a)	1,199	40,598

MEDIA — 2.2%
Shaw Communications, Inc. (Class B)	1,254	30,801
Thomson Reuters Corp.	930	33,953

		64,754

METALS & MINING — 4.9%
Agnico-Eagle Mines, Ltd.	246	7,130
Barrick Gold Corp.	1,922	28,326
Eldorado Gold Corp.	618	4,175
First Quantum Minerals, Ltd.	387	7,487
Franco-Nevada Corp.	196	9,641
Goldcorp, Inc.	1,098	25,368
Kinross Gold Corp. (a)	1,108	3,688
New Gold, Inc. (a)	425	2,156
Silver Wheaton Corp.	1,799	35,962
Teck Resources, Ltd. (Class B)	824	15,639
Turquoise Hill Resources, Ltd. (a)	436	1,643
Yamana Gold, Inc.	1,024	6,157

		147,372

MULTI-UTILITIES — 1.1%
ATCO, Ltd. (Class I)	152	6,175
Canadian Utilities, Ltd. (Class A)	789	27,619

		33,794

MULTILINE RETAIL — 1.9%
Canadian Tire Corp., Ltd. (Class A)	146	14,991
Dollarama, Inc.	504	42,844

		57,835

OIL, GAS & CONSUMABLE FUELS — 22.4%
AltaGas, Ltd.	435	18,407
ARC Resources, Ltd.	255	6,743
Athabasca Oil Corp. (a)	221	1,133
Baytex Energy Corp.	72	2,729
Cameco Corp.	258	4,562
Canadian Natural Resources, Ltd.	780	30,368
Canadian Oil Sands, Ltd.	2,710	50,099
Cenovus Energy, Inc.	1,057	28,498
Crescent Point Energy Corp.	460	16,638
Enbridge, Inc.	913	43,798
EnCana Corp.	402	8,554
Enerplus Corp.	118	2,245
Husky Energy, Inc.	2,539	69,839
Imperial Oil, Ltd.	1,828	86,546
Inter Pipeline, Ltd.	555	18,052
Keyera Corp.	252	20,346
MEG Energy Corp. (a)	51	1,569
Pacific Rubiales Energy Corp.	414	6,957
Pembina Pipeline Corp.	601	25,373

See accompanying notes to financial statements.

SPDR MSCI Canada Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014

Security Description	Shares	Value

Pengrowth Energy Corp.	429	$2,253
Penn West Petroleum, Ltd.	695	4,720
Peyto Exploration & Development Corp.	686	21,693
Suncor Energy, Inc.	2,815	102,091
Talisman Energy, Inc.	1,015	8,801
Tourmaline Oil Corp. (a)	66	2,931
TransCanada Corp.	1,009	52,077
Vermilion Energy, Inc.	563	34,348

		671,370

PHARMACEUTICALS — 0.4%
Valeant Pharmaceuticals International, Inc. (a)	95	12,475

REAL ESTATE INVESTMENT TRUSTS — 0.8%
H&R REIT	567	11,091
RioCan REIT	597	13,713

		24,804

REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.5%
Brookfield Asset Management, Inc. (Class A)	568	25,555
First Capital Realty, Inc.	1,159	18,160

		43,715

ROAD & RAIL — 4.4%
Canadian National Railway Co.	1,657	117,890
Canadian Pacific Railway, Ltd.	64	13,311

		131,201

SOFTWARE — 1.1%
Open Text Corp.	591	32,761

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.3%
BlackBerry, Ltd. (a)	741	7,400

TEXTILES, APPAREL & LUXURY GOODS — 1.3%
Gildan Activewear, Inc.	691	37,884

TRADING COMPANIES & DISTRIBUTORS — 0.9%
Finning International, Inc.	1,000	28,267

WIRELESS TELECOMMUNICATION SERVICES — 0.6%
Rogers Communications, Inc. (Class B)	451	16,917

TOTAL COMMON STOCKS —
(Cost $3,004,937)		2,975,050

SHORT TERM INVESTMENT — 0.1%
UNITED STATES — 0.1%
MONEY MARKET FUND — 0.1%
State Street Institutional Liquid Reserves Fund 0.09% (b)(c) (Cost $2,012)	2,012	2,012

TOTAL INVESTMENTS — 99.5%
(Cost $3,006,949)		2,977,062
OTHER ASSETS & LIABILITIES — 0.5%		14,035

NET ASSETS — 100.0%		$2,991,097

(a)	Non-income producing security
(b)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(c)	The rate shown is the annualized seven-day yield at period end.
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR MSCI Germany Quality Mix ETF
SCHEDULE OF INVESTMENTS
September 30, 2014

Security Description	Shares	Value

COMMON STOCKS — 100.1%
AIR FREIGHT & LOGISTICS — 3.6%
Deutsche Post AG	6,046	$193,919

AIRLINES — 0.4%
Deutsche Lufthansa AG	1,360	21,484

AUTO COMPONENTS — 2.0%
Continental AG	555	105,621

AUTOMOBILES — 8.9%
Bayerische Motoren Werke AG	604	64,871
Bayerische Motoren Werke AG Preference Shares	855	69,589
Daimler AG	1,896	145,456
Porsche Automobil Holding SE Preference Shares	495	39,670
Volkswagen AG	93	19,302
Volkswagen AG Preference Shares	668	138,729

		477,617

BANKS — 0.8%
Commerzbank AG (a)	2,950	44,123

BIOTECHNOLOGY — 1.1%
QIAGEN NV (a)	2,619	59,651

CAPITAL MARKETS — 2.5%
Deutsche Bank AG	3,777	132,523

CHEMICALS — 9.0%
BASF SE	2,711	248,734
Fuchs Petrolub SE Preference Shares	1,281	48,708
K+S AG	1,721	48,818
Lanxess AG	165	9,110
Linde AG	658	126,470

		481,840

CONSTRUCTION & ENGINEERING — 0.1%
Hochtief AG	60	4,132

CONSTRUCTION MATERIALS — 0.3%
HeidelbergCement AG	229	15,135

DIVERSIFIED FINANCIAL SERVICES — 0.5%
Deutsche Boerse AG	414	27,891

DIVERSIFIED TELECOMMUNICATION SERVICES — 4.5%
Deutsche Telekom AG	11,290	171,145
Telefonica Deutschland Holding AG (a)	12,786	66,869

		238,014

ELECTRICAL EQUIPMENT — 0.1%
OSRAM Licht AG (a)	100	3,726

FOOD & STAPLES RETAILING — 0.4%
Metro AG (a)	561	18,482

HEALTH CARE PROVIDERS & SERVICES — 6.8%
Celesio AG	678	22,560
Fresenius Medical Care AG & Co. KGaA	3,235	225,989
Fresenius SE & Co. KGaA	2,284	113,088

		361,637

HOUSEHOLD PRODUCTS — 3.3%
Henkel AG & Co. KGaA	443	41,406
Henkel AG & Co. KGaA Preference Shares	1,360	135,827

		177,233

INDUSTRIAL CONGLOMERATES — 5.4%
Siemens AG	2,437	290,522

INSURANCE — 12.2%
Allianz SE	1,882	305,144
Hannover Rueck SE	1,233	99,717
Muenchener Rueckversicherungs AG	1,261	249,377

		654,238

INTERNET SOFTWARE & SERVICES — 1.5%
United Internet AG	1,835	78,107

MACHINERY — 2.7%
GEA Group AG	1,959	85,489
MAN SE	533	59,992

		145,481

MEDIA — 5.1%
Axel Springer SE	543	29,900
Kabel Deutschland Holding AG	531	72,177
ProSiebenSat.1 Media AG	2,337	93,142
RTL Group SA	916	78,558
Sky Deutschland AG (a)	50	425

		274,202

METALS & MINING — 0.3%
ThyssenKrupp AG (a)	686	18,003

MULTI-UTILITIES — 6.1%
E.ON AG	12,006	219,840
RWE AG	2,793	108,864

		328,704

PERSONAL PRODUCTS — 3.0%
Beiersdorf AG	1,950	162,925

PHARMACEUTICALS — 8.1%
Bayer AG	1,794	251,330
Merck KGaA	1,984	183,034

		434,364

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
Deutsche Wohnen AG	595	12,718

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.8%
Infineon Technologies AG	9,376	97,040

SOFTWARE — 4.3%
SAP SE	3,205	231,182

TEXTILES, APPAREL & LUXURY GOODS — 4.4%
adidas AG	1,783	133,453
Hugo Boss AG	794	99,259

		232,712

TRADING COMPANIES & DISTRIBUTORS — 0.4%
Brenntag AG	464	22,807

TRANSPORTATION INFRASTRUCTURE — 0.3%
Fraport AG Frankfurt Airport Services Worldwide	225	14,797

TOTAL COMMON STOCKS —
(Cost $6,001,238)		5,360,830

See accompanying notes to financial statements.

SPDR MSCI Germany Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014

Security Description	Shares	Value

SHORT TERM INVESTMENT — 0.0% (b)
UNITED STATES — 0.0% (b)
MONEY MARKET FUND — 0.0% (b)
State Street Institutional Liquid Reserves Fund 0.09% (c)(d) (Cost $722)	722	$722

TOTAL INVESTMENTS — 100.1%
(Cost $6,001,960)		5,361,552
OTHER ASSETS & LIABILITIES — (0.1)%		(3,676)

NET ASSETS — 100.0%		$5,357,876

(a)	Non-income producing security
(b)	Amount shown represents less than 0.05% of net assets.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(d)	The rate shown is the annualized seven-day yield at period end.

See accompanying notes to financial statements.

SPDR MSCI Japan Quality Mix ETF
SCHEDULE OF INVESTMENTS
September 30, 2014

Security Description	Shares	Value

COMMON STOCKS — 99.4%
AIR FREIGHT & LOGISTICS — 0.4%
Yamato Holdings Co., Ltd.	1,300	$24,194

AIRLINES — 1.2%
ANA Holdings, Inc.	9,000	20,930
Japan Airlines Co., Ltd.	1,800	49,227

		70,157

AUTO COMPONENTS — 2.4%
Aisin Seiki Co., Ltd.	200	7,211
Bridgestone Corp.	1,000	33,019
Denso Corp.	800	36,866
Koito Manufacturing Co., Ltd.	100	2,716
NGK Spark Plug Co., Ltd.	1,000	29,400
NHK Spring Co., Ltd.	200	1,960
NOK Corp.	100	2,293
Stanley Electric Co., Ltd.	100	2,162
Sumitomo Electric Industries, Ltd.	700	10,341
Sumitomo Rubber Industries, Inc.	200	2,842
Toyoda Gosei Co., Ltd.	100	1,951
Toyota Industries Corp.	300	14,495

		145,256

AUTOMOBILES — 8.7%
Daihatsu Motor Co., Ltd.	1,500	23,807
Fuji Heavy Industries, Ltd.	4,500	148,749
Honda Motor Co., Ltd.	1,900	65,819
Isuzu Motors, Ltd.	4,500	63,585
Mazda Motor Corp.	200	5,012
Mitsubishi Motors Corp.	900	10,920
Nissan Motor Co., Ltd.	6,300	61,395
Suzuki Motor Corp.	400	13,257
Toyota Motor Corp.	2,200	129,619
Yamaha Motor Co., Ltd.	200	3,911

		526,074

BANKS — 9.1%
Aozora Bank, Ltd.	7,000	23,675
Fukuoka Financial Group, Inc.	1,000	4,768
Hokuhoku Financial Group, Inc.	1,000	1,960
Mitsubishi UFJ Financial Group, Inc.	21,600	122,123
Mizuho Financial Group, Inc.	42,700	76,256
Resona Holdings, Inc.	19,400	109,367
Seven Bank, Ltd.	2,300	9,372
Shinsei Bank, Ltd.	1,000	2,142
Sumitomo Mitsui Financial Group, Inc.	2,200	89,669
Sumitomo Mitsui Trust Holdings, Inc.	4,000	16,646
Suruga Bank, Ltd.	300	5,978
The Bank of Yokohama, Ltd.	5,000	27,494
The Chiba Bank, Ltd.	3,000	20,867
The Chugoku Bank, Ltd.	600	8,812
The Gunma Bank, Ltd.	1,000	5,761
The Hachijuni Bank, Ltd.	1,000	6,008
The Iyo Bank, Ltd.	300	3,036
The Joyo Bank, Ltd.	1,000	4,923
The Shizuoka Bank, Ltd.	1,000	10,292

		549,149

BEVERAGES — 0.9%
Asahi Breweries, Ltd.	700	20,248
Kirin Holdings Co., Ltd.	900	11,950
Suntory Beverage & Food, Ltd.	600	21,277

		53,475

BUILDING PRODUCTS — 0.4%
Asahi Glass Co., Ltd.	2,000	10,841
Daikin Industries, Ltd.	100	6,197
LIXIL Group Corp.	300	6,408

		23,446

CAPITAL MARKETS — 0.2%
Nomura Holdings, Inc.	1,900	11,324
SBI Holdings, Inc.	100	1,120

		12,444

CHEMICALS — 2.6%
Asahi Kasei Corp.	3,000	24,351
Hitachi Chemical Co., Ltd.	100	1,778
JSR Corp.	100	1,744
Kansai Paint Co., Ltd.	1,000	14,932
Kuraray Co., Ltd.	700	8,206
Mitsubishi Chemical Holdings Corp.	2,800	13,774
Mitsui Chemicals, Inc. (a)	1,000	2,781
Nippon Paint Co., Ltd.	1,000	22,471
Nitto Denko Corp.	100	5,483
Shin-Etsu Chemical Co., Ltd.	600	39,207
Sumitomo Chemical Co., Ltd.	1,000	3,564
Teijin, Ltd.	1,000	2,416
Toray Industries, Inc.	3,000	19,828

		160,535

COMMERCIAL SERVICES & SUPPLIES — 1.3%
Dai Nippon Printing Co., Ltd.	1,000	10,023
Park24 Co., Ltd.	1,600	25,525
Secom Co., Ltd.	600	35,734
Toppan Printing Co., Ltd.	1,000	7,184

		78,466

CONSTRUCTION & ENGINEERING — 1.4%
Chiyoda Corp.	1,000	11,040
JGC Corp.	2,000	54,588
Kajima Corp.	1,000	4,786
Obayashi Corp.	1,000	6,846
Taisei Corp.	1,000	5,643

		82,903

CONSTRUCTION MATERIALS — 0.1%
Taiheiyo Cement Corp.	1,000	3,774

CONSUMER FINANCE — 0.0% (b)
Acom Co., Ltd. (a)	100	335
Credit Saison Co., Ltd.	100	1,926

		2,261

CONTAINERS & PACKAGING — 0.0% (b)
Toyo Seikan Group Holdings, Ltd.	200	2,478

DIVERSIFIED CONSUMER SERVICES — 0.3%
Benesse Holdings, Inc.	600	19,691

DIVERSIFIED FINANCIAL SERVICES — 0.3%
Japan Exchange Group, Inc.	100	2,373
Mitsubishi UFJ Lease & Finance Co., Ltd.	500	2,612
ORIX Corp.	800	11,034

		16,019

See accompanying notes to financial statements.

SPDR MSCI Japan Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014

Security Description	Shares	Value

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.0%
Nippon Telegraph & Telephone Corp.	1,000	$62,181

ELECTRIC UTILITIES — 0.8%
Chubu Electric Power Co., Inc. (a)	1,000	11,477
Hokuriku Electric Power Co.	200	2,627
Kyushu Electric Power Co., Inc. (a)	300	3,233
Shikoku Electric Power Co., Inc. (a)	200	2,564
The Chugoku Electric Power Co., Inc.	300	3,845
The Kansai Electric Power Co., Inc. (a)	900	8,504
The Tokyo Electric Power Co., Inc. (a)	2,300	8,052
Tohoku Electric Power Co., Inc.	500	5,679

		45,981

ELECTRICAL EQUIPMENT — 0.5%
Fuji Electric Holdings Co., Ltd.	1,000	4,841
Mitsubishi Electric Corp.	1,000	13,314
Nidec Corp.	200	13,528

		31,683

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.1%
Citizen Holdings Co., Ltd.	200	1,311
Hamamatsu Photonics K.K.	100	4,749
Hitachi, Ltd.	7,000	53,444
Hoya Corp.	3,300	110,827
Ibiden Co., Ltd.	100	1,947
Japan Display, Inc. (a)	100	482
Kyocera Corp.	600	27,956
Murata Manufacturing Co., Ltd.	200	22,736
Nippon Electric Glass Co., Ltd.	1,000	4,868
Omron Corp.	100	4,540
TDK Corp.	200	11,158
Yaskawa Electric Corp.	100	1,354
Yokogawa Electric Corp.	100	1,315

		246,687

FOOD & STAPLES RETAILING — 1.8%
Aeon Co., Ltd.	1,500	14,933
FamilyMart Co., Ltd.	200	7,630
Lawson, Inc.	700	48,945
Seven & I Holdings Co., Ltd.	1,000	38,780

		110,288

FOOD PRODUCTS — 1.9%
Ajinomoto Co., Inc.	1,000	16,637
Calbee, Inc.	800	26,182
MEIJI Holdings Co., Ltd.	100	7,904
Nisshin Seifun Group, Inc.	110	1,087
Nissin Foods Holding Co., Ltd.	300	15,588
Toyo Suisan Kaisha, Ltd.	1,000	33,183
Yamazaki Baking Co., Ltd.	1,000	12,890

		113,471

GAS UTILITIES — 1.3%
Osaka Gas Co., Ltd.	8,000	32,140
Toho Gas Co., Ltd.	1,000	5,634
Tokyo Gas Co., Ltd.	7,000	39,341

		77,115

HEALTH CARE EQUIPMENT & SUPPLIES — 0.9%
Olympus Corp. (a)	200	7,174
Sysmex Corp.	1,100	44,223
Terumo Corp.	200	4,793

		56,190

HEALTH CARE PROVIDERS & SERVICES — 0.6%
Alfresa Holdings Corp.	400	5,765
Medipal Holdings Corp.	200	2,430
Miraca Holdings, Inc.	600	24,805
Suzuken Co., Ltd.	100	2,881

		35,881

HEALTH CARE TECHNOLOGY — 0.5%
M3, Inc.	2,000	32,089

HOTELS, RESTAURANTS & LEISURE — 2.0%
McDonald’s Holdings Co. (Japan), Ltd.	1,000	24,732
Oriental Land Co., Ltd.	500	94,512

		119,244

HOUSEHOLD DURABLES — 1.8%
Casio Computer Co., Ltd.	100	1,666
Iida Group Holdings Co., Ltd.	100	1,223
Nikon Corp.	400	5,780
Panasonic Corp.	1,500	17,838
Rinnai Corp.	300	24,915
Sekisui Chemical Co., Ltd.	1,000	11,468
Sekisui House, Ltd.	1,300	15,312
Sharp Corp. (a)	1,000	2,844
Sony Corp.	1,600	29,041

		110,087

HOUSEHOLD PRODUCTS — 1.2%
Unicharm Corp.	3,300	75,224

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.2%
Electric Power Development Co., Ltd.	300	9,804

INDUSTRIAL CONGLOMERATES — 0.5%
Toshiba Corp.	6,000	27,797

INSURANCE — 1.3%
MS&AD Insurance Group Holdings, Inc.	500	10,905
Sompo Japan Nipponkoa Holdings, Inc.	300	7,278
Sony Financial Holdings, Inc.	1,100	17,789
T&D Holdings, Inc.	500	6,420
The Dai-ichi Life Insurance Co., Ltd.	900	13,357
Tokio Marine Holdings, Inc.	700	21,713

		77,462

INTERNET & CATALOG RETAIL — 0.1%
Rakuten, Inc.	700	8,060

INTERNET SOFTWARE & SERVICES — 1.4%
DeNA Co., Ltd.	1,100	13,989
Gree, Inc.	900	6,137
Kakaku.com, Inc.	1,200	17,044
Yahoo! Japan Corp.	12,600	47,898

		85,068

IT SERVICES — 1.4%
Fujitsu, Ltd.	2,000	12,307
Itochu Techno-Solutions Corp.	100	4,202
Nomura Research Institute, Ltd.	1,100	35,549
NTT Data Corp.	200	7,202

See accompanying notes to financial statements.

SPDR MSCI Japan Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014

Security Description	Shares	Value

Otsuka Corp.	600	$23,848

		83,108

LEISURE PRODUCTS — 2.0%
Bandai Namco Holdings, Inc.	400	10,265
Sankyo Co., Ltd.	200	7,165
Sega Sammy Holdings, Inc.	1,700	27,353
Shimano, Inc.	600	72,966
Yamaha Corp.	100	1,307

		119,056

MACHINERY — 4.8%
FANUC Corp.	100	18,059
Hino Motors, Ltd.	1,800	25,171
Hitachi Construction Machinery Co., Ltd.	100	2,013
IHI Corp.	1,000	5,178
JTEKT Corp.	200	3,344
Kawasaki Heavy Industries, Ltd.	1,000	3,993
Komatsu, Ltd.	600	13,874
Kubota Corp.	7,000	110,556
Kurita Water Industries, Ltd.	100	2,231
Mitsubishi Heavy Industries, Ltd.	2,000	12,865
Nabtesco Corp.	100	2,397
SMC Corp.	300	82,729
Sumitomo Heavy Industries, Ltd.	1,000	5,625
THK Co., Ltd.	100	2,489

		290,524

MARINE — 0.1%
Mitsui OSK Lines, Ltd.	1,000	3,191
Nippon Yusen K.K.	2,000	5,269

		8,460

MEDIA — 0.3%
Dentsu, Inc.	300	11,418
Hakuhodo DY Holdings, Inc.	300	3,036
Toho Co., Ltd.	200	4,521

		18,975

METALS & MINING — 0.6%
JFE Holdings, Inc.	600	11,970
Kobe Steel, Ltd.	4,000	6,491
Mitsubishi Materials Corp.	1,000	3,236
Nippon Steel & Sumitomo Metal Corp.	6,000	15,567

		37,264

MULTILINE RETAIL — 0.4%
Don Quijote Holdings Co., Ltd.	100	5,734
Isetan Mitsukoshi Holdings, Ltd.	300	3,905
J Front Retailing Co., Ltd.	500	6,541
Marui Group Co., Ltd.	100	823
Takashimaya Co., Ltd.	1,000	8,360

		25,363

OIL, GAS & CONSUMABLE FUELS — 1.4%
Idemitsu Kosan Co., Ltd.	400	8,489
Inpex Corp.	700	9,888
JX Holdings, Inc.	7,000	32,258
Showa Shell Sekiyu K.K.	600	5,721
TonenGeneral Sekiyu K.K.	3,000	26,227

		82,583

PAPER & FOREST PRODUCTS — 0.1%
OJI Paper Co., Ltd.	1,000	3,783

PERSONAL PRODUCTS — 2.3%
Kao Corp.	3,300	128,652
Shiseido Co., Ltd.	700	11,547

		140,199

PHARMACEUTICALS — 7.5%
Astellas Pharma, Inc.	2,700	40,194
Chugai Pharmaceutical Co., Ltd.	1,800	52,099
Daiichi Sankyo Co., Ltd.	1,100	17,258
Eisai Co., Ltd.	800	32,344
Hisamitsu Pharmaceutical Co., Inc.	400	14,367
Kyowa Hakko Kirin Co., Ltd.	1,000	12,261
Mitsubishi Tanabe Pharma Corp.	1,200	17,602
Ono Pharmaceutical Co., Ltd.	100	8,879
Otsuka Holdings Co., Ltd.	3,600	124,053
Santen Pharmaceutical Co., Ltd.	600	33,584
Shionogi & Co., Ltd.	2,500	57,341
Sumitomo Dainippon Pharma Co., Ltd.	200	2,547
Takeda Pharmaceutical Co., Ltd.	1,000	43,466

		455,995

REAL ESTATE INVESTMENT TRUSTS — 1.5%
Japan Prime Realty Investment Corp.	3	10,803
Japan Real Estate Investment Corp.	4	20,566
Japan Retail Fund Investment Corp.	8	16,117
Nippon Building Fund, Inc.	3	15,780
Nippon Prologis REIT, Inc.	6	13,953
United Urban Investment Corp.	11	16,877

		94,096

REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.2%
Daito Trust Construction Co., Ltd.	700	82,670
Daiwa House Industry Co., Ltd.	1,300	23,317
Mitsubishi Estate Co., Ltd.	1,000	22,503
Nomura Real Estate Holdings, Inc.	100	1,717
NTT Urban Development Corp.	100	1,052
Tokyu Fudosan Holdings Corp.	300	2,057

		133,316

ROAD & RAIL — 4.6%
Central Japan Railway Co.	300	40,517
East Japan Railway Co.	600	44,961
Hankyu Hanshin Holdings, Inc.	4,000	23,301
Keikyu Corp.	1,000	8,350
Keio Corp.	2,000	14,786
Keisei Electric Railway Co., Ltd.	1,000	10,046
Kintetsu Corp.	4,000	13,456
Nagoya Railroad Co., Ltd.	4,000	16,045
Nippon Express Co., Ltd.	3,000	12,553
Odakyu Electric Railway Co., Ltd.	2,000	18,287
Tobu Railway Co., Ltd.	4,000	20,129
Tokyu Corp.	2,000	13,109
West Japan Railway Co.	900	40,280

		275,820

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.1%
Tokyo Electron, Ltd.	100	6,525

See accompanying notes to financial statements.

SPDR MSCI Japan Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014

Security Description	Shares	Value

SOFTWARE — 1.1%
GungHo Online Entertainment, Inc.	300	$1,430
Konami Corp.	100	2,084
Nexon Co., Ltd.	100	825
Nintendo Co., Ltd.	100	10,875
Oracle Corp.	500	19,509
Trend Micro, Inc.	900	30,439

		65,162

SPECIALTY RETAIL — 4.1%
ABC-Mart, Inc.	400	20,420
Fast Retailing Co., Ltd.	300	100,383
Hikari Tsushin, Inc.	100	7,101
Nitori Holding Co., Ltd.	800	49,519
Shimamura Co., Ltd.	200	18,378
USS Co., Ltd.	3,000	45,946
Yamada Denki Co., Ltd.	1,900	5,543

		247,290

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.7%
Brother Industries, Ltd.	200	3,699
Canon, Inc.	1,600	52,079
FUJIFILM Holdings Corp.	700	21,505
Konica Minolta Holdings, Inc.	400	4,318
NEC Corp.	2,000	6,910
Ricoh Co., Ltd.	700	7,517
Seiko Epson Corp.	100	4,804

		100,832

TEXTILES, APPAREL & LUXURY GOODS — 0.3%
Asics Corp.	900	20,273

TOBACCO — 2.2%
Japan Tobacco, Inc.	4,100	133,321

TRADING COMPANIES & DISTRIBUTORS — 3.8%
ITOCHU Corp.	3,100	37,869
Marubeni Corp.	5,000	34,222
Mitsubishi Corp.	3,400	69,615
Mitsui & Co., Ltd.	3,100	48,876
Sumitomo Corp.	2,900	32,002
Toyota Tsusho Corp.	300	7,307

		229,891

TRANSPORTATION INFRASTRUCTURE — 0.2%
Kamigumi Co., Ltd.	1,000	9,463

WIRELESS TELECOMMUNICATION SERVICES — 5.5%
KDDI Corp.	2,600	156,268
NTT DoCoMo, Inc.	8,800	146,847
Softbank Corp.	400	28,038

		331,153

TOTAL COMMON STOCKS —
(Cost $6,001,590)		6,007,086

SHORT TERM INVESTMENT — 0.0% (b)
UNITED STATES — 0.0% (b)
MONEY MARKET FUND — 0.0% (b)
State Street Institutional Liquid Reserves Fund 0.09% (c)(d) (Cost $1,009)	1,009	1,009

TOTAL INVESTMENTS — 99.4%
(Cost $6,002,599)		6,008,095
OTHER ASSETS & LIABILITIES — 0.6%		37,648

NET ASSETS — 100.0%		$6,045,743

(a)	Non-income producing security
(b)	Amount shown represents less than 0.05% of net assets.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(d)	The rate shown is the annualized seven-day yield at period end.
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR MSCI Mexico Quality Mix ETF
SCHEDULE OF INVESTMENTS
September 30, 2014

Security Description	Shares	Value

COMMON STOCKS — 100.0%
BANKS — 8.7%
Grupo Financiero Banorte SAB de CV	15,603	$99,658
Grupo Financiero Inbursa SA	35,327	101,297
Grupo Financiero Santander Mexico SAB de CV (Class B)	17,953	48,564

		249,519

BEVERAGES — 11.5%
Arca Continental SAB de CV	9,675	66,341
Coca-Cola Femsa SAB de CV	6,165	62,094
Fomento Economico Mexicano SAB de CV	22,125	203,668

		332,103

CHEMICALS — 2.0%
Mexichem SAB de CV	13,597	56,675

CONSTRUCTION & ENGINEERING — 2.7%
Promotora y Operadora de Infraestructura SAB de CV (a)	5,577	76,665

CONSTRUCTION MATERIALS — 2.9%
Cemex SAB de CV (a)	65,246	85,017

CONSUMER FINANCE — 1.9%
Compartamos SAB de CV	26,320	56,304

FOOD & STAPLES RETAILING — 10.3%
Controladora Comercial Mexicana SAB de CV	10,691	39,953
Grupo Comercial Chedraui SA de CV	17,832	62,909
Wal-Mart de Mexico SAB de CV	76,818	193,158

		296,020

FOOD PRODUCTS — 5.2%
Gruma SAB de CV (Class B) (a)	2,871	30,651
Grupo Bimbo SAB de CV	25,251	73,213
Grupo Lala SAB de CV	19,315	47,100

		150,964

HOUSEHOLD PRODUCTS — 2.5%
Kimberly-Clark de Mexico SAB de CV (Class A)	31,196	73,633

INDUSTRIAL CONGLOMERATES — 5.5%
Alfa SAB de CV (Class A)	26,339	90,155
Grupo Carso SA de CV	11,587	67,735

		157,890

MEDIA — 6.8%
Grupo Televisa SA de CV	24,329	165,028
TV Azteca SAB de CV	59,966	31,255

		196,283

METALS & MINING — 8.0%
Grupo Mexico SAB de CV	47,857	160,245
Industrias Penoles SA de CV	2,304	52,694
Minera Frisco SAB de CV (a)	9,295	17,067

		230,006

MULTILINE RETAIL — 3.3%
El Puerto de Liverpool SAB de CV	8,241	95,122

PHARMACEUTICALS — 1.4%
Genomma Lab Internacional SAB de CV (Class B) (a)	16,313	39,197

REAL ESTATE INVESTMENT TRUSTS — 1.8%
Fibra Uno Administracion SA de CV REIT	15,748	51,840

TRANSPORTATION INFRASTRUCTURE — 6.7%
Grupo Aeroportuario del Pacifico SAB de CV (Class B)	11,909	80,417
Grupo Aeroportuario del Sureste SAB de CV (Class B)	5,221	67,467
OHL Mexico SAB de CV (a)	16,871	45,663

		193,547

WIRELESS TELECOMMUNICATION SERVICES — 18.8%
America Movil SAB de CV	428,544	541,174

TOTAL COMMON STOCKS —
(Cost $2,998,757)		2,881,959

SHORT TERM INVESTMENT — 0.0% (b)
UNITED STATES — 0.0% (b)
MONEY MARKET FUND — 0.0% (b)
State Street Institutional Liquid Reserves Fund 0.09% (c)(d) (Cost $479)	479	479

TOTAL INVESTMENTS — 100.0%
(Cost $2,999,236)		2,882,438
OTHER ASSETS & LIABILITIES — 0.0% (b)		454

NET ASSETS — 100.0%		$2,882,892

(a)	Non-income producing security
(b)	Amount shown represents less than 0.05% of net assets.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(d)	The rate shown is the annualized seven-day yield at period end.
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR MSCI South Korea Quality Mix ETF
SCHEDULE OF INVESTMENTS
September 30, 2014

Security Description	Shares	Value

COMMON STOCKS — 95.6%
AEROSPACE & DEFENSE — 0.5%
Korea Aerospace Industries Ltd.	363	$14,018

AIR FREIGHT & LOGISTICS — 1.2%
Hyundai Glovis Co., Ltd.	115	35,091

AIRLINES — 0.1%
Korean Air Lines Co., Ltd. (a)	112	3,821

AUTO COMPONENTS — 6.2%
Halla Visteon Climate Control Corp.	271	13,149
Hankook Tire Co., Ltd.	484	23,621
Hyundai Mobis Co., Ltd.	464	113,004
Hyundai Wia Corp.	126	25,672

		175,446

AUTOMOBILES — 9.2%
Hyundai Motor Co.	767	138,463
Hyundai Motor Co. Preference Shares	214	23,930
Kia Motors Corp.	1,939	98,673

		261,066

BANKS — 6.5%
BS Financial Group, Inc.	374	5,990
DGB Financial Group, Inc.	623	9,919
Hana Financial Group, Inc.	716	26,123
Industrial Bank of Korea	1,882	28,446
KB Financial Group, Inc.	1,324	48,368
Shinhan Financial Group Co., Ltd.	1,197	55,128
Woori Finance Holdings Co., Ltd. (a)	1,023	12,651

		186,625

BEVERAGES — 0.0% (b)
Hite Jinro Co., Ltd.	33	724

BUILDING PRODUCTS — 0.1%
KCC Corp.	4	2,725

CAPITAL MARKETS — 0.4%
Daewoo Securities Co., Ltd. (a)	208	2,119
Korea Investment Holdings Co., Ltd.	59	3,097
Mirae Asset Securities Co., Ltd.	28	1,181
Samsung Securities Co., Ltd.	73	3,051
Woori Investment & Securities Co., Ltd.	181	2,024

		11,472

CHEMICALS — 2.8%
Hanwha Chemical Corp.	170	2,207
Hanwha Corp.	191	5,330
Hyosung Corp.	54	3,869
Korea Kumho Petrochemical Co., Ltd.	22	1,461
LG Chem, Ltd.	207	50,119
LG Chem, Ltd. Preference Shares	75	11,656
Lotte Chemical Corp.	31	4,128
OCI Co., Ltd. (a)	15	1,848

		80,618

COMMERCIAL SERVICES & SUPPLIES — 0.4%
S1 Corp.	148	11,431

CONSTRUCTION & ENGINEERING — 1.1%
Daelim Industrial Co., Ltd.	51	3,649
Daewoo Engineering & Construction Co., Ltd. (a)	83	604
GS Engineering & Construction Corp. (a)	66	2,292
Hyundai Development Co.	53	2,145
Hyundai Engineering & Construction Co., Ltd.	340	19,429
Samsung Engineering Co., Ltd. (a)	32	1,825

		29,944

CONSUMER FINANCE — 0.3%
Samsung Card Co., Ltd.	189	9,349

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.6%
KT Corp.	1,071	34,812
LG Uplus Corp.	1,000	11,703

		46,515

ELECTRIC UTILITIES — 2.1%
Korea Electric Power Corp.	1,292	59,014

ELECTRICAL EQUIPMENT — 0.3%
Doosan Heavy Industries & Construction Co., Ltd.	116	2,863
LS Industrial Systems Co., Ltd.	60	3,338
LS Uplus Corp.	47	2,975

		9,176

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.3%
LG Display Co. Ltd. (a)	1,274	41,048
LG Innotek Co., Ltd. (a)	86	9,372
Samsung Electro-Mechanics Co., Ltd.	696	32,649
Samsung SDI Co., Ltd.	337	39,121

		122,190

FOOD & STAPLES RETAILING — 0.8%
E-Mart Co., Ltd.	98	21,406

FOOD PRODUCTS — 1.4%
CJ CheilJedang Corp.	43	15,790
Lotte Confectionery Co., Ltd.	3	6,195
ORION Corp.	21	17,413

		39,398

GAS UTILITIES — 0.5%
Korea Gas Corp. (a)	263	13,708

HOTELS, RESTAURANTS & LEISURE — 1.7%
Hotel Shilla Co., Ltd.	12	1,359
Kangwon Land, Inc.	1,223	41,549
Paradise Co., Ltd.	173	5,664

		48,572

HOUSEHOLD DURABLES — 1.3%
Coway Co., Ltd.	270	21,569
LG Electronics, Inc.	250	15,565

		37,134

HOUSEHOLD PRODUCTS — 1.1%
LG Household & Health Care, Ltd.	66	31,710

INDUSTRIAL CONGLOMERATES — 3.1%
CJ Corp.	35	5,771
Doosan Corp.	21	2,060
LG Corp.	581	42,284
Samsung Techwin Co., Ltd.	143	4,784

See accompanying notes to financial statements.

SPDR MSCI South Korea Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014

Security Description	Shares	Value

SK Holdings Co., Ltd.	194	$34,654

		89,553

INSURANCE — 7.2%
Dongbu Insurance Co., Ltd.	543	30,617
Hanwha Life Insurance Co., Ltd.	1,975	13,288
Hyundai Marine & Fire Insurance Co., Ltd.	856	23,606
Samsung Fire & Marine Insurance Co., Ltd.	296	79,242
Samsung Life Insurance Co., Ltd.	582	58,462

		205,215

INTERNET SOFTWARE & SERVICES — 4.0%
NAVER Corp.	149	113,947

IT SERVICES — 1.4%
SK C&C Co., Ltd.	176	40,445

MACHINERY — 1.4%
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	181	3,482
Doosan Infracore Co., Ltd. (a)	249	2,619
Hyundai Heavy Industries Co., Ltd.	112	14,594
Hyundai Mipo Dockyard Co., Ltd.	9	1,058
Samsung Heavy Industries Co., Ltd.	815	19,501

		41,254

MARINE — 0.0% (b)
Hyundai Merchant Marine Co., Ltd. (a)	76	704

MEDIA — 0.5%
Cheil Communications, Inc. (a)	662	14,021

METALS & MINING — 3.3%
Hyundai Steel Co.	131	9,211
Korea Zinc Co., Ltd.	38	14,044
POSCO	228	70,977

		94,232

MULTILINE RETAIL — 1.5%
Hyundai Department Store Co., Ltd.	116	17,643
Lotte Shopping Co., Ltd.	72	21,561
Shinsegae Co., Ltd.	16	3,328

		42,532

OIL, GAS & CONSUMABLE FUELS — 1.5%
GS Holdings	251	9,586
S-Oil Corp.	349	14,155
SK Innovation Co., Ltd.	245	18,829

		42,570

PERSONAL PRODUCTS — 3.3%
Amorepacific Corp.	25	56,669
AMOREPACIFIC Group	34	37,665

		94,334

PHARMACEUTICALS — 1.0%
Celltrion, Inc. (a)	193	8,953
Yuhan Corp.	117	20,622

		29,575

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.4%
SK Hynix, Inc. (a)	1,516	67,162

SOFTWARE — 0.5%
NCSoft Corp.	102	13,001

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 14.5%
Samsung Electronics Co., Ltd.	370	415,143

TOBACCO — 3.5%
KT&G Corp.	1,104	98,866

TRADING COMPANIES & DISTRIBUTORS — 0.7%
Daewoo International Corp.	69	2,455
Samsung C&T Corp.	179	12,824
SK Networks Co., Ltd. (a)	344	3,456

		18,735

WIRELESS TELECOMMUNICATION SERVICES — 1.9%
SK Telecom Co., Ltd.	202	55,513

TOTAL COMMON STOCKS —
(Cost $2,863,240)		2,727,955

PREFERRED STOCKS — 4.2%
AUTOMOBILES — 1.2%
Hyundai Motor Co., Ltd.	318	36,162

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.0%
Samsung Electronics Co., Ltd.	100	85,098

TOTAL PREFERRED STOCKS —
(Cost $143,311)		121,260

SHORT TERM INVESTMENT — 0.2%
UNITED STATES — 0.2%
MONEY MARKET FUND — 0.2%
State Street Institutional Liquid Reserves Fund 0.09% (c)(d) (Cost $5,570)	5,570	5,570

TOTAL INVESTMENTS — 100.0%
(Cost $3,012,121)		2,854,785
OTHER ASSETS & LIABILITIES — 0.0% (b)		(419)

NET ASSETS — 100.0%		$2,854,366

(a)	Non-income producing security
(b)	Amount shown represents less than 0.05% of net assets.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(d)	The rate shown is the annualized seven-day yield at period end.

See accompanying notes to financial statements.

SPDR MSCI Spain Quality Mix ETF
SCHEDULE OF INVESTMENTS
September 30, 2014

Security Description	Shares	Value

COMMON STOCKS — 99.9%
AIRLINES — 2.0%
International Consolidated Airlines Group SA (a)	27,543	$164,052

BANKS — 34.4%
Banco Bilbao Vizcaya Argentaria SA	51,319	619,179
Banco de Sabadell SA	70,097	207,561
Banco Popular Espanol SA	31,914	195,409
Banco Santander SA	130,287	1,252,657
Bankia SA (a)	88,563	165,354
Bankinter SA	15,598	132,333
CaixaBank SA	43,251	263,405

		2,835,898

BIOTECHNOLOGY — 2.1%
Grifols SA	4,312	176,705

CONSTRUCTION & ENGINEERING — 6.6%
ACS, Actividades de Construccion y Servicios SA	6,683	256,815
Ferrovial SA	15,002	290,997

		547,812

DIVERSIFIED TELECOMMUNICATION SERVICES — 11.1%
Telefonica SA	59,328	918,464

ELECTRIC UTILITIES — 10.5%
Iberdrola SA	74,298	532,169
Red Electrica Corporacion SA	3,897	337,513

		869,682

FOOD & STAPLES RETAILING — 2.1%
Distribuidora Internacional de Alimentacion SA	23,574	169,269

GAS UTILITIES — 7.8%
Enagas SA	10,158	327,603
Gas Natural SDG SA	10,707	315,282

		642,885

INSURANCE — 3.4%
Grupo Catalana Occidente SA	4,149	121,753
Mapfre SA	45,804	162,245

		283,998

IT SERVICES — 3.4%
Amadeus IT Holding SA	7,395	276,702

MACHINERY — 2.6%
Zardoya Otis SA	17,493	217,003

MEDIA — 1.5%
Mediaset Espana Comunicacion SA (a)	9,982	124,257

OIL, GAS & CONSUMABLE FUELS — 4.5%
Repsol SA	15,469	367,375

SPECIALTY RETAIL — 5.0%
Inditex SA	14,982	414,007

TRANSPORTATION INFRASTRUCTURE — 2.9%
Abertis Infraestructuras SA	12,266	242,342

TOTAL COMMON STOCKS —
(Cost $9,100,170)		8,250,451

RIGHTS — 0.1%
SPAIN — 0.1%
Banco Bilbao Vizcaya Argentaria SA (expiring 10/13/14) (a)	51,319	5,122
Banco Popular Espanol SA (expiring 10/13/14) (a)	31,914	443

TOTAL RIGHTS —
(Cost $5,694)		5,565

SHORT TERM INVESTMENT — 0.0% (b)
UNITED STATES — 0.0% (b)
MONEY MARKET FUND — 0.0% (b)
State Street Institutional Liquid Reserves Fund 0.09% (c)(d) (Cost $6)	6	6

TOTAL INVESTMENTS — 100.0%
(Cost $9,105,870)		8,256,022
OTHER ASSETS & LIABILITIES — 0.0% (b)		1,615

NET ASSETS — 100.0%		$8,257,637

(a)	Non-income producing security
(b)	Amount shown represents less than 0.05% of net assets.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(d)	The rate shown is the annualized seven-day yield at period end.

See accompanying notes to financial statements.

SPDR MSCI Taiwan Quality Mix ETF
SCHEDULE OF INVESTMENTS
September 30, 2014

Security Description	Shares	Value

COMMON STOCKS — 99.4%
AIRLINES — 0.5%
China Airlines, Ltd. (a)	51,000	$17,101
Eva Airways Corp. (a)	22,000	11,644

		28,745

AUTO COMPONENTS — 1.5%
Cheng Shin Rubber Industry Co. Ltd.	39,000	86,027

AUTOMOBILES — 0.1%
China Motor Corp.	3,000	2,673
Yulon Motor Co., Ltd.	4,000	5,983

		8,656

BANKS — 10.7%
Chang Hwa Commercial Bank, Ltd.	83,000	50,887
China Development Financial Holding Corp.	166,000	50,969
Chinatrust Financial Holding Co., Ltd.	127,550	85,747
E.Sun Financial Holding Co., Ltd.	33,000	20,015
First Financial Holding Co., Ltd	135,000	81,436
Hua Nan Financial Holdings Co., Ltd.	164,000	95,695
Mega Financial Holding Co., Ltd.	99,000	81,200
SinoPac Financial Holdings Co., Ltd.	68,000	29,172
Taishin Financial Holdings Co., Ltd.	67,000	31,386
Taiwan Business Bank (a)	28,000	8,266
Taiwan Cooperative Financial Holding Co., Ltd.	155,000	83,565

		618,338

BUILDING PRODUCTS — 0.0% (b)
Taiwan Glass Industrial Corp.	2,000	1,657

CAPITAL MARKETS — 0.4%
Yuanta Financial Holding Co., Ltd.	44,000	21,697

CHEMICALS — 2.2%
Formosa Chemicals & Fibre Corp.	16,000	36,976
Formosa Plastics Corp.	19,000	45,034
Nan Ya Plastics Corp.	17,000	37,219
Taiwan Fertilizer Co., Ltd.	3,000	4,961
TSRC Corp.	3,000	3,600

		127,790

CONSTRUCTION & ENGINEERING — 0.1%
CTCI Corp.	2,000	3,406

CONSTRUCTION MATERIALS — 1.1%
Asia Cement Corp.	31,000	39,591
Taiwan Cement Corp.	16,000	23,827

		63,418

DIVERSIFIED FINANCIAL SERVICES — 1.2%
Chailease Holding Co., Ltd.	3,000	7,288
Fubon Financial Holding Co., Ltd.	41,000	62,943

		70,231

DIVERSIFIED TELECOMMUNICATION SERVICES — 5.6%
Asia Pacific Telecom Co. Ltd.	6,000	3,491
Chunghwa Telecom Co., Ltd.	106,000	319,539

		323,030

ELECTRICAL EQUIPMENT — 0.3%
Teco Electric & Machinery Co., Ltd.	7,000	7,191
Walsin Lihwa Corp. (a)	24,000	7,890

		15,081

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 19.2%
AU Optronics Corp.	84,000	35,484
Delta Electronics, Inc.	45,000	284,028
Hon Hai Precision Industry Co., Ltd.	116,000	366,081
Innolux Corp.	103,000	44,526
Largan Precision Co., Ltd.	3,000	214,994
Simplo Technology Co., Ltd.	9,000	43,640
Synnex Technology International Corp.	25,000	34,517
TPK Holding Co., Ltd.	2,000	11,999
Unimicron Technology Corp.	13,000	9,701
WPG Holdings, Ltd.	37,000	45,247
Zhen Ding Technology Holding, Ltd.	7,000	20,273

		1,110,490

FOOD & STAPLES RETAILING — 2.6%
President Chain Store Corp.	21,000	150,496

FOOD PRODUCTS — 2.0%
Standard Foods Corp.	18,000	40,533
Uni-President Enterprises Corp.	43,000	74,637

		115,170

HOTELS, RESTAURANTS & LEISURE — 0.2%
Formosa International Hotels Corp.	1,000	10,618

INDUSTRIAL CONGLOMERATES — 0.4%
Far Eastern New Century Corp.	23,000	23,174

INSURANCE — 1.7%
Cathay Financial Holding Co., Ltd.	44,000	71,671
China Life Insurance Co., Ltd.	16,000	13,202
Shin Kong Financial Holding Co., Ltd.	47,440	14,395

		99,268

LEISURE PRODUCTS — 1.4%
Giant Manufacturing Co., Ltd.	6,000	46,746
Merida Industry Co., Ltd.	5,000	34,846

		81,592

MARINE — 0.5%
Evergreen Marine Corp., Ltd. (a)	7,000	4,107
U-Ming Marine Transport Corp.	16,000	24,353
Yang Ming Marine Transport Corp. (a)	8,000	3,485

		31,945

METALS & MINING — 1.6%
China Steel Corp.	107,000	91,454

MULTILINE RETAIL — 0.1%
Far Eastern Department Stores, Ltd.	6,000	5,789

OIL, GAS & CONSUMABLE FUELS — 0.6%
Formosa Petrochemical Corp.	15,000	36,391

PHARMACEUTICALS — 0.3%
ScinoPharm Taiwan, Ltd.	8,000	16,410

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.3%
Farglory Land Development Co., Ltd.	3,000	3,535
Highwealth Construction Corp.	4,000	6,391
Ruentex Development Co., Ltd.	3,000	4,847

		14,773

See accompanying notes to financial statements.

SPDR MSCI Taiwan Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014

Security Description	Shares	Value

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 23.3%
Advanced Semiconductor Engineering, Inc.	67,000	$77,970
Epistar Corp.	4,000	7,482
Hermes Microvision, Inc.	1,000	41,750
Inotera Memories, Inc. (a)	8,000	11,887
Kinsus Interconnect Technology Corp.	8,000	29,718
MediaTek, Inc.	5,000	74,048
Novatek Microelectronics Corp.	16,000	79,160
Phison Electronics Corp.	4,000	27,877
Powertech Technology, Inc. (a)	5,000	9,040
Radiant Opto-Electronics Corp.	12,000	47,535
Realtek Semiconductor Corp.	3,000	10,651
Siliconware Precision Industries Co.	37,000	50,782
Taiwan Semiconductor Manufacturing Co., Ltd.	189,000	745,574
Transcend Information, Inc.	18,000	59,764
United Microelectronics Corp.	153,000	63,374
Vanguard International Semiconductor Corp.	8,000	11,729

		1,348,341

SPECIALTY RETAIL — 0.2%
Hotai Motor Co., Ltd.	1,000	13,610

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 15.2%
Acer, Inc. (a)	42,000	29,547
Advantech Co., Ltd.	13,000	91,882
Asustek Computer, Inc.	20,000	190,667
Catcher Technology Co., Ltd.	4,000	37,081
Chicony Electronics Co., Ltd.	27,000	80,771
Clevo Co.	4,000	7,061
Compal Electronics, Inc.	62,000	46,368
Foxconn Technology Co., Ltd.	38,000	93,940
HTC Corp. (a)	9,000	39,054
Inventec Co., Ltd.	23,000	14,971
Lite-On Technology Corp.	46,000	66,309
Pegatron Corp.	23,000	42,341
Quanta Computer, Inc.	32,000	81,211
Wistron Corp.	59,000	60,223

		881,426

TEXTILES, APPAREL & LUXURY GOODS — 1.7%
Eclat Textile Co., Ltd.	5,000	45,448
Formosa Taffeta Co., Ltd.	5,000	4,914
Pou Chen Corp.	15,000	16,667
Ruentex Industries, Ltd.	13,000	28,932

		95,961

WIRELESS TELECOMMUNICATION SERVICES — 4.4%
Far EasTone Telecommunications Co., Ltd.	53,000	101,576
Taiwan Mobile Co., Ltd.	50,000	151,712

		253,288

TOTAL COMMON STOCKS —
(Cost $5,973,838)		5,748,272

SHORT TERM INVESTMENT — 0.6%
UNITED STATES — 0.6%
MONEY MARKET FUND — 0.6%
State Street Institutional Liquid Reserves Fund 0.09% (c)(d) (Cost $35,826)	35,826	35,826

TOTAL INVESTMENTS — 100.0%
(Cost $6,009,664)		5,784,098
OTHER ASSETS & LIABILITIES — 0.0% (b)		(773)

NET ASSETS — 100.0%		$5,783,325

(a)	Non-income producing security
(b)	Amount shown represents less than 0.05% of net assets.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(d)	The rate shown is the annualized seven-day yield at period end.

See accompanying notes to financial statements.

SPDR MSCI United Kingdom Quality Mix ETF
SCHEDULE OF INVESTMENTS
September 30, 2014

Security Description	Shares	Value

COMMON STOCKS — 99.2%
AEROSPACE & DEFENSE — 4.7%
BAE Systems PLC	17,192	$131,411
Cobham PLC	4,734	22,340
Meggitt PLC	474	3,467
Rolls-Royce Holdings PLC (a)	6,962	108,858

		266,076

AIR FREIGHT & LOGISTICS — 0.3%
Royal Mail PLC	2,750	17,485

AIRLINES — 0.4%
easyJet PLC	1,028	23,715

AUTO COMPONENTS — 0.1%
GKN PLC	998	5,164

BANKS — 8.1%
Barclays PLC	21,902	80,760
HSBC Holdings PLC	27,164	275,715
Lloyds Banking Group PLC (a)	25,348	31,588
Royal Bank of Scotland Group PLC (a)	2,192	13,084
Standard Chartered PLC	3,322	61,421

		462,568

BEVERAGES — 3.8%
Coca-Cola HBC AG (a)	110	2,377
Diageo PLC	6,215	179,847
SABMiller PLC	642	35,678

		217,902

CAPITAL MARKETS — 1.7%
3i Group PLC	898	5,580
Aberdeen Asset Management PLC	4,598	29,853
Hargreaves Lansdown PLC	1,558	23,868
ICAP PLC	2,390	15,006
Investec PLC	404	3,406
Schroders PLC	484	18,761

		96,474

CHEMICALS — 1.5%
Croda International PLC	1,202	40,005
Johnson Matthey PLC	912	43,157

		83,162

COMMERCIAL SERVICES & SUPPLIES — 1.3%
Aggreko PLC	1,074	26,952
Babcock International Group PLC	1,822	32,255
G4S PLC	3,112	12,648

		71,855

CONTAINERS & PACKAGING — 0.7%
Rexam PLC	4,852	38,684

DIVERSIFIED FINANCIAL SERVICES — 0.1%
London Stock Exchange Group PLC	259	7,843

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.4%
BT Group PLC	9,746	59,976
Inmarsat PLC	1,898	21,569

		81,545

ELECTRIC UTILITIES — 1.2%
SSE PLC	2,633	66,034

ENERGY EQUIPMENT & SERVICES — 0.8%
AMEC PLC	1,236	22,121
Petrofac, Ltd.	1,226	20,611

		42,732

FOOD & STAPLES RETAILING — 1.1%
J Sainsbury PLC	3,550	14,474
Tesco PLC	11,846	35,758
William Morrison Supermarkets PLC	4,406	12,022

		62,254

FOOD PRODUCTS — 3.9%
Associated British Foods PLC	750	32,573
Tate & Lyle PLC	2,520	24,164
Unilever PLC	3,893	163,143

		219,880

HEALTH CARE EQUIPMENT & SUPPLIES — 2.1%
Smith & Nephew PLC	7,015	118,273

HOTELS, RESTAURANTS & LEISURE — 4.4%
Carnival PLC	106	4,234
Compass Group PLC	10,322	166,749
InterContinental Hotels Group PLC	151	5,824
Tui Travel PLC	488	3,078
Whitbread PLC	750	50,507
William Hill PLC	3,453	20,701

		251,093

HOUSEHOLD DURABLES — 0.0% (b)
Persimmon PLC (a)	122	2,638

HOUSEHOLD PRODUCTS — 3.5%
Reckitt Benckiser Group PLC	2,290	198,615

INDUSTRIAL CONGLOMERATES — 0.6%
Smiths Group PLC	1,750	35,860

INSURANCE — 3.6%
Admiral Group PLC	2,590	53,870
Aviva PLC	1,742	14,784
Direct Line Insurance Group PLC	11,016	52,540
Friends Life Group, Ltd.	1,052	5,255
Legal & General Group PLC	3,288	12,201
Old Mutual PLC	7,100	20,914
Prudential PLC	1,276	28,464
RSA Insurance Group PLC (a)	976	7,666
Standard Life PLC (a)	1,112	7,470

		203,164

INTERNET & CATALOG RETAIL — 0.2%
ASOS PLC (a)	230	8,389

MACHINERY — 0.5%
IMI PLC	1,276	25,444
Melrose Industries PLC	538	2,160
The Weir Group PLC	86	3,488

		31,092

MEDIA — 6.2%
British Sky Broadcasting Group PLC	7,434	106,296
ITV PLC	19,165	64,562
Pearson PLC	1,008	20,263
Reed Elsevier PLC	9,256	148,253

See accompanying notes to financial statements.

SPDR MSCI United Kingdom Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014

Security Description	Shares	Value

WPP PLC	696	$13,991

		353,365

METALS & MINING — 3.3%
Anglo American PLC	1,370	30,738
Antofagasta PLC	246	2,875
BHP Billiton PLC	1,334	37,089
Fresnillo PLC	86	1,060
Glencore PLC (a)	10,302	57,318
Randgold Resources, Ltd.	126	8,598
Rio Tinto PLC	1,056	51,897

		189,575

MULTI-UTILITIES — 4.4%
Centrica PLC	27,670	138,070
National Grid PLC	7,907	113,828

		251,898

MULTILINE RETAIL — 1.9%
Marks & Spencer Group PLC	1,884	12,358
Next PLC	922	98,725

		111,083

OIL, GAS & CONSUMABLE FUELS — 12.0%
BG Group PLC	2,076	38,367
BP PLC	35,412	260,317
Royal Dutch Shell PLC (Class A)	6,103	233,347
Royal Dutch Shell PLC (Class B)	3,830	151,314
Tullow Oil PLC	380	3,970

		687,315

PHARMACEUTICALS — 9.0%
AstraZeneca PLC	2,817	202,834
GlaxoSmithKline PLC	5,380	123,239
Shire PLC	2,173	188,115

		514,188

PROFESSIONAL SERVICES — 2.4%
Capita PLC	3,317	62,593
Experian PLC	986	15,721
Intertek Group PLC	1,318	56,002

		134,316

REAL ESTATE INVESTMENT TRUSTS — 2.6%
Hammerson PLC	3,256	30,325
Intu Properties PLC	3,962	20,727
Land Securities Group PLC	3,354	56,494
Segro PLC	750	4,415
The British Land Co. PLC	3,298	37,559

		149,520

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.0% (b)
ARM Holdings PLC	122	1,792

SOFTWARE — 0.6%
The Sage Group PLC	6,030	35,720

SPECIALTY RETAIL — 0.5%
Dixons Carphone PLC	1,100	6,532
Kingfisher PLC	2,188	11,489
Sports Direct International PLC (a)	1,064	10,669

		28,690

TEXTILES, APPAREL & LUXURY GOODS — 0.9%
Burberry Group PLC	2,166	53,057

TOBACCO — 4.9%
British American Tobacco PLC	3,796	214,278
Imperial Tobacco Group PLC	1,492	64,436

		278,714

TRADING COMPANIES & DISTRIBUTORS — 1.4%
Bunzl PLC	2,643	68,984
Travis Perkins PLC	162	4,370
Wolseley PLC	154	8,094

		81,448

WATER UTILITIES — 0.3%
Severn Trent PLC	100	3,043
United Utilities Group PLC	918	12,025

		15,068

WIRELESS TELECOMMUNICATION SERVICES — 2.8%
Vodafone Group PLC	48,704	161,387

TOTAL COMMON STOCKS —
(Cost $6,011,057)		5,659,633

SHORT TERM INVESTMENT — 0.1%
UNITED STATES — 0.1%
MONEY MARKET FUND — 0.1%
State Street Institutional Liquid Reserves Fund 0.09% (c)(d) (Cost $8,151)	8,151	8,151

TOTAL INVESTMENTS — 99.3%
(Cost $6,019,208)		5,667,784
OTHER ASSETS & LIABILITIES — 0.7%		40,273

NET ASSETS — 100.0%		$5,708,057

(a)	Non-income producing security
(b)	Amount shown represents less than 0.05% of net assets.
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
PLC = Public Limited Company

See accompanying notes to financial statements.

SPDR Russell/Nomura PRIME Japan ETF
SCHEDULE OF INVESTMENTS
September 30, 2014

Security Description	Shares	Value

COMMON STOCKS — 99.0%
JAPAN — 99.0%
AIR FREIGHT & LOGISTICS — 0.2%
Yamato Holdings Co., Ltd. (a)	3,580	$66,626

AIRLINES — 0.4%
All Nippon Airways Co., Ltd.	15,000	34,883
Japan Airlines Co., Ltd.	3,000	82,046

		116,929

AUTO COMPONENTS — 3.4%
Aisin Seiki Co., Ltd.	1,768	63,744
Bridgestone Corp.	5,703	188,306
Daido Metal Co., Ltd.	1,000	13,000
Denso Corp.	3,947	181,887
FCC Co., Ltd. (a)	1,484	24,121
Futaba Industrial Co., Ltd.	608	3,531
Keihin Corp. (a)	856	11,307
NGK Spark Plug Co., Ltd.	1,160	34,104
NHK Spring Co., Ltd.	540	5,292
Nifco, Inc.	1,528	47,082
Nissin Kogyo Co., Ltd.	916	15,056
NOK Corp.	1,516	34,771
Showa Corp.	1,812	19,839
Stanley Electric Co., Ltd.	944	20,413
Sumitomo Electric Industries, Ltd.	5,687	84,013
Sumitomo Rubber Industries, Inc.	2,708	38,486
Tokai Rika Co., Ltd.	20	423
Toyo Tire & Rubber Co., Ltd.	2,600	44,441
Toyota Industries Corp.	1,772	85,615

		915,431

AUTOMOBILES — 8.6%
Daihatsu Motor Co., Ltd. (a)	464	7,364
Fuji Heavy Industries, Ltd.	5,347	176,747
Honda Motor Co., Ltd.	14,074	487,545
Isuzu Motors, Ltd.	7,326	103,510
Mazda Motor Corp.	4,800	120,290
Mitsubishi Motors Corp. (a)	3,900	47,321
Nissan Motor Co., Ltd. (a)	20,262	197,457
Suzuki Motor Corp.	3,292	109,103
Toyota Motor Corp.	17,577	1,035,600
Yamaha Motor Co., Ltd.	1,816	35,511

		2,320,448

BANKS — 8.9%
Fukuoka Financial Group, Inc.	9,000	42,910
Hokuhoku Financial Group, Inc.	14,658	28,729
Mitsubishi UFJ Financial Group, Inc.	113,800	643,409
Mizuho Financial Group, Inc. (a)	206,400	368,602
Resona Holdings, Inc.	14,300	80,616
Shinsei Bank, Ltd.	14,726	31,548
Sumitomo Mitsui Financial Group, Inc.	12,000	489,102
Sumitomo Mitsui Trust Holdings, Inc.	29,981	124,767
Suruga Bank, Ltd.	496	9,884
The 77 Bank, Ltd.	5,803	30,577
The Awa Bank, Ltd. (a)	5,731	33,019
The Bank of Kyoto, Ltd.	2,916	24,217
The Bank of Yokohama, Ltd.	11,947	65,695
The Chiba Bank, Ltd.	9,063	63,039
The Chugoku Bank, Ltd.	2,504	36,774
The Hachijuni Bank, Ltd.	8,719	52,380
The Hiroshima Bank, Ltd.	8,811	43,294
The Hyakugo Bank, Ltd.	6,147	24,656
The Iyo Bank, Ltd.	2,380	24,083
The Joyo Bank, Ltd. (a)	6,155	30,299
The Juroku Bank, Ltd.	8,883	33,282
The Musashino Bank, Ltd.	620	20,573
The Nanto Bank, Ltd.	3,391	13,694
The Nishi-Nippon City Bank, Ltd.	11,799	31,516
The Shizuoka Bank, Ltd. (a)	3,363	34,613
Yamaguchi Financial Group, Inc. (a)	3,076	29,051

		2,410,329

BEVERAGES — 1.3%
Asahi Breweries, Ltd.	3,884	112,347
Ito En, Ltd. (a)	2,056	43,390
Kirin Holdings Co., Ltd.	9,207	122,248
Suntory Beverage & Food, Ltd.	1,400	49,647
Takara Holdings, Inc.	3,479	26,482

		354,114

BIOTECHNOLOGY — 0.1%
GNI Group, Ltd. (a)(b)	4,000	13,163
Japan Tissue Engineering Co., Ltd. (a)(b)	500	7,202
OncoTherapy Science, Inc. (b)	1,200	1,816
Takara Bio, Inc. (a)	500	7,088

		29,269

BUILDING PRODUCTS — 1.2%
Aica Kogyo Co., Ltd.	384	8,163
Asahi Glass Co., Ltd.	9,299	50,405
Daikin Industries, Ltd.	2,132	132,124
LIXIL Group Corp. (a)	2,672	57,072
Nippon Sheet Glass Co., Ltd. (a)(b)	9,000	9,928
TOTO, Ltd. (a)	6,444	70,846

		328,538

CAPITAL MARKETS — 1.4%
Daiwa Securities Group, Inc.	12,482	98,870
Jafco Co., Ltd.	312	11,249
Nomura Holdings, Inc.	31,776	189,390
Okasan Securities Group, Inc.	3,107	22,093
SBI Holdings, Inc.	2,358	26,397
Tokai Tokyo Financial Holdings, Inc. (a)	5,967	41,015

		389,014

CHEMICALS — 4.0%
Asahi Kasei Corp.	8,859	71,909
C. Uyemura & Co., Ltd.	300	15,452
Daicel Chemical Industries, Ltd.	3,055	33,169
DIC Corp.	9,391	21,060
Hitachi Chemical Co., Ltd.	1,476	26,238
JSR Corp. (a)	2,060	35,925
Kaneka Corp.	3,224	18,017
Kansai Paint Co., Ltd. (a)	3,092	46,171
Kuraray Co., Ltd.	4,471	52,415
Mitsubishi Chemical Holdings Corp. (a)	9,123	44,877
Mitsubishi Gas Chemical Co., Inc.	3,268	20,824
Mitsui Chemicals, Inc. (b)	8,843	24,587
Nissan Chemical Industries, Ltd.	3,216	56,935

See accompanying notes to financial statements.

SPDR Russell/Nomura PRIME Japan ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014

Security Description	Shares	Value

Nitto Denko Corp.	1,184	$64,923
Shin-Etsu Chemical Co., Ltd.	3,620	236,548
Showa Denko K.K.	11,723	15,389
Sumitomo Chemical Co., Ltd. (a)	14,674	52,305
Taiyo Nippon Sanso Corp. (a)	3,180	28,033
Teijin, Ltd. (a)	9,367	22,629
Tokai Carbon Co., Ltd.	2,828	7,837
Toray Industries, Inc. (a)	11,758	77,711
Tosoh Corp.	8,599	34,805
Toyobo Co., Ltd.	12,302	17,832
Ube Industries, Ltd.	14,543	23,201
Zeon Corp. (a)	3,132	31,921

		1,080,713

COMMERCIAL SERVICES & SUPPLIES — 1.0%
Aeon Delight Co., Ltd.	300	7,299
Dai Nippon Printing Co., Ltd.	5,739	57,524
Daiseki Co., Ltd.	600	11,169
Nissha Printing Co., Ltd. (a)	336	4,950
Park24 Co., Ltd.	1,500	23,930
Sanix, Inc. (a)(b)	1,000	6,527
Secom Co., Ltd. (a)	2,068	123,162
Toppan Printing Co., Ltd. (a)	6,299	45,249

		279,810

COMMUNICATIONS EQUIPMENT — 0.0% (c)
Denki Kogyo Co., Ltd.	2,000	11,432

CONSTRUCTION & ENGINEERING — 1.8%
Chiyoda Corp.	1,688	18,635
COMSYS Holdings Corp.	3,000	51,716
JGC Corp.	2,760	75,331
Kajima Corp. (a)	11,595	55,493
Maeda Corp.	5,855	46,917
Nishimatsu Construction Co., Ltd.	3,000	13,565
Obayashi Corp. (a)	8,679	59,419
Raito Kogyo Co., Ltd.	100	930
Shimizu Corp. (a)	8,559	67,492
Taisei Corp. (a)	16,995	95,901
Tokyu Construction Co., Ltd.	200	992

		486,391

CONSTRUCTION MATERIALS — 0.2%
Taiheiyo Cement Corp. (a)	14,607	55,128

CONSUMER FINANCE — 0.3%
Acom Co., Ltd. (a)(b)	300	1,004
Aeon Credit Service Co., Ltd. (a)	1,540	32,949
Credit Saison Co., Ltd. (a)	2,064	39,758
J Trust Co., Ltd.	700	7,141
Orient Corp. (b)	6,001	12,090

		92,942

CONTAINERS & PACKAGING — 0.1%
Toyo Seikan Group Holdings, Ltd.	1,548	19,178

DISTRIBUTORS — 0.1%
Canon Marketing Japan, Inc.	1,492	28,726

DIVERSIFIED CONSUMER SERVICES — 0.1%
Benesse Holdings, Inc. (a)	928	30,455

DIVERSIFIED FINANCIAL SERVICES — 0.7%
Japan Exchange Group, Inc. (a)	300	7,119
ORIX Corp.	11,500	158,617
Zenkoku Hosho Co., Ltd.	800	22,316

		188,052

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.7%
Nippon Telegraph & Telephone Corp.	7,300	453,925

ELECTRIC UTILITIES — 1.3%
Chubu Electric Power Co., Inc. (b)	5,963	68,439
Hokkaido Electric Power Co., Inc. (b)	1,428	11,586
Hokuriku Electric Power Co.	2,112	27,744
Kyushu Electric Power Co., Inc. (a)(b)	3,576	38,533
Shikoku Electric Power Co., Inc. (b)	1,472	18,867
The Chugoku Electric Power Co., Inc.	2,448	31,377
The Kansai Electric Power Co., Inc. (b)	7,211	68,136
The Okinawa Electric Power Co., Inc.	36	1,114
The Tokyo Electric Power Co., Inc. (b)	12,967	45,393
Tohoku Electric Power Co., Inc.	4,243	48,195

		359,384

ELECTRICAL EQUIPMENT — 1.8%
Fuji Electric Holdings Co., Ltd.	9,099	44,045
Fujikura, Ltd.	6,107	29,395
Furukawa Electric Co., Ltd. (a)	5,899	11,831
GS Yuasa Corp. (a)	2,000	11,651
Mitsubishi Electric Corp.	17,974	239,309
Nidec Corp. (a)	1,800	121,756
Tatsuta Electric Wire and Cable Co., Ltd. (a)	2,000	10,648
Ushio, Inc.	1,536	16,215

		484,850

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 5.9%
Alps Electric Co., Ltd.	2,368	40,649
Amano Corp.	1,836	19,616
Anritsu Corp.	100	763
Citizen Holdings Co., Ltd.	4,403	28,860
Hamamatsu Photonics K.K.	1,168	55,475
Hirose Electric Co., Ltd. (a)	208	25,674
Hitachi, Ltd.	38,933	297,246
Horiba, Ltd.	604	21,970
Hoya Corp.	3,932	132,052
Ibiden Co., Ltd.	1,496	29,130
Iriso Electronics Co., Ltd.	300	23,793
Japan Aviation Electronics Industry, Ltd.	1,000	22,791
Keyence Corp.	540	234,642
Kyocera Corp.	2,900	135,119
Murata Manufacturing Co., Ltd.	1,828	207,805
Nippon Electric Glass Co., Ltd.	5,548	27,008
Oki Electric Industry Co., Ltd.	9,166	21,391
Omron Corp.	2,080	94,429
Shimadzu Corp.	3,312	28,653
TDK Corp. (a)	1,196	66,726
Yaskawa Electric Corp. (a)	2,604	35,252
Yokogawa Electric Corp. (a)	2,964	38,963

		1,588,007

FOOD & STAPLES RETAILING — 1.6%
Aeon Co., Ltd.	6,603	65,732
Cawachi, Ltd.	648	11,094
Cosmos Pharmaceutical Corp.	200	25,361

See accompanying notes to financial statements.

SPDR Russell/Nomura PRIME Japan ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014

Security Description	Shares	Value

FamilyMart Co., Ltd. (a)	552	$21,060
Lawson, Inc. (a)	600	41,953
Seven & I Holdings Co., Ltd.	6,639	257,462
UNY Group Holdings Co., Ltd. (a)	3,000	15,944

		438,606

FOOD PRODUCTS — 1.3%
Ajinomoto Co., Inc.	6,003	99,872
Hokuto Corp.	600	10,830
Kikkoman Corp.	3,256	69,190
MEIJI Holdings Co., Ltd. (a)	600	47,422
Nissin Foods Holding Co., Ltd.	940	48,845
Sakata Seed Corp.	2,384	30,361
Yakult Honsha Co., Ltd. (a)	864	45,368

		351,888

GAS UTILITIES — 0.8%
Osaka Gas Co., Ltd.	18,150	72,918
Saibu Gas Co., Ltd. (a)	15,273	36,339
Tokyo Gas Co., Ltd.	20,873	117,309

		226,566

HEALTH CARE EQUIPMENT & SUPPLIES — 0.9%
Asahi Intecc Co., Ltd.	500	22,882
Nakanishi, Inc.	1,000	36,829
Olympus Corp. (b)	1,542	55,315
Sysmex Corp.	1,200	48,243
Terumo Corp.	2,900	69,503

		232,772

HEALTH CARE PROVIDERS & SERVICES — 0.4%
BML, Inc.	300	9,463
Medipal Holdings Corp.	1,792	21,776
Miraca Holdings, Inc. (a)	936	38,696
Nichii Gakkan Co.	300	2,377
Suzuken Co., Ltd.	932	26,848
Tsukui Corp.	1,400	13,937

		113,097

HEALTH CARE TECHNOLOGY — 0.0% (c)
M3, Inc.	400	6,418
Medinet Co., Ltd. (a)(b)	1,100	2,366

		8,784

HOTELS, RESTAURANTS & LEISURE — 0.4%
Oriental Land Co., Ltd.	604	114,171
Round One Corp.	1,200	7,220

		121,391

HOUSEHOLD DURABLES — 2.6%
Casio Computer Co., Ltd. (a)	3,348	55,792
Fujitsu General, Ltd.	1,000	12,270
Funai Electric Co., Ltd.	595	6,091
Haseko Corp.	2,700	20,848
Nikon Corp. (a)	2,740	39,591
Panasonic Corp.	18,981	225,723
Pioneer Corp. (b)	3,560	9,769
Sangetsu Co., Ltd.	276	6,952
Sekisui Chemical Co., Ltd.	3,079	35,311
Sekisui House, Ltd.	5,679	66,888
Sharp Corp. (a)(b)	8,519	24,230
Sony Corp. (a)	10,211	185,333
Sumitomo Forestry Co., Ltd.	2,068	22,246

		711,044

HOUSEHOLD PRODUCTS — 0.2%
Unicharm Corp.	2,796	63,735

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.1%
Electric Power Development Co., Ltd.	1,240	40,525

INDUSTRIAL CONGLOMERATES — 0.8%
Keihan Electric Railway Co., Ltd.	8,747	37,637
Nisshinbo Holdings, Inc.	2,584	21,695
Toshiba Corp.	35,633	165,082

		224,414

INSURANCE — 2.2%
MS&AD Insurance Group Holdings, Inc.	5,336	116,381
Sompo Japan Nipponkoa Holdings, Inc.	3,000	72,774
Sony Financial Holdings, Inc.	2,400	38,813
T&D Holdings, Inc.	6,300	80,893
The Dai-ichi Life Insurance Co., Ltd.	6,300	93,499
Tokio Marine Holdings, Inc.	6,447	199,972

		602,332

INTERNET & CATALOG RETAIL — 0.4%
ASKUL Corp. (a)	500	10,483
Rakuten, Inc.	7,700	88,656

		99,139

INTERNET SOFTWARE & SERVICES — 0.5%
Access Co., Ltd. (a)(b)	700	3,778
Dena Co., Ltd. (a)	1,200	15,261
F@N Communications, Inc.	600	6,886
Gree, Inc. (a)	900	6,137
Gurunavi, Inc.	600	8,281
Internet Initiative Japan, Inc. (a)	900	18,066
Kakaku.com, Inc.	400	5,681
UNITED, Inc.	500	7,293
Yahoo! Japan Corp. (a)	15,500	58,923

		130,306

IT SERVICES — 0.8%
Digital Garage, Inc. (a)	400	6,104
Fujitsu, Ltd.	15,498	95,366
IT Holdings Corp.	1,232	21,553
Itochu Techno-Solutions Corp.	408	17,146
NET One Systems Co., Ltd. (a)	3,000	17,312
Nomura Research Institute, Ltd.	300	9,695
NTT Data Corp.	1,200	43,211
SCSK Corp.	200	5,373
TKC Corp.	600	11,842

		227,602

LEISURE PRODUCTS — 1.0%
Bandai Namco Holdings, Inc.	2,532	64,976
Sankyo Co., Ltd. (a)	940	33,677
Sega Sammy Holdings, Inc. (a)	2,431	39,115
Shimano, Inc.	892	108,476
Yamaha Corp. (a)	1,792	23,410

		269,654

See accompanying notes to financial statements.

SPDR Russell/Nomura PRIME Japan ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014

Security Description	Shares	Value

MACHINERY — 6.6%
Amada Co., Ltd.	2,527	$24,073
DMG Mori Seiki Co., Ltd.	1,468	18,816
FANUC Corp.	1,780	321,453
Glory, Ltd.	1,544	43,563
IHI Corp. (a)	15,311	79,280
JTEKT Corp.	2,108	35,244
Kawasaki Heavy Industries, Ltd.	11,978	47,827
Komatsu, Ltd.	8,139	188,200
Komori Corp. (a)	1,188	14,426
Kubota Corp. (a)	7,663	121,028
Kurita Water Industries, Ltd. (a)	1,476	32,926
Makita Corp.	1,276	72,120
Minebea Co., Ltd.	3,255	44,391
Mitsubishi Heavy Industries, Ltd.	31,676	203,752
Mitsui Engineering & Shipbuilding Co., Ltd.	11,567	26,045
NGK Insulators, Ltd.	3,320	79,054
Nihon Trim Co., Ltd.	200	5,488
NSK, Ltd.	3,463	49,280
NTN Corp. (a)	3,495	15,771
OKUMA Corp. (a)	2,648	21,170
OSG Corp.	1,512	26,189
SMC Corp.	620	170,974
Sodick Co., Ltd. (a)	2,700	29,709
Sumitomo Heavy Industries, Ltd.	5,795	32,595
Takuma Co., Ltd.	3,000	19,035
The Japan Steel Works, Ltd. (a)	2,708	10,862
THK Co., Ltd.	1,500	37,331
Toshiba Machine Co., Ltd.	2,944	13,419

		1,784,021

MARINE — 0.3%
Kawasaki Kisen Kaisha, Ltd.	8,759	18,605
Mitsui OSK Lines, Ltd. (a)	6,491	20,710
Nippon Yusen K.K.	11,995	31,602

		70,917

MEDIA — 0.6%
Adways, Inc. (b)	500	6,381
CyberAgent, Inc.	600	21,059
Dentsu, Inc.	2,400	91,344
Toho Co., Ltd.	2,052	46,392
Usen Corp. (b)	1,670	4,780

		169,956

METALS & MINING — 1.9%
Daido Steel Co., Ltd. (a)	3,199	12,744
Dowa Holdings Co., Ltd.	2,767	23,030
JFE Holdings, Inc.	4,247	84,731
Kobe Steel, Ltd.	18,645	30,255
Mitsubishi Materials Corp.	12,027	38,922
Mitsubishi Steel Manufacturing Co., Ltd.	6,000	13,346
Mitsui Mining & Smelting Co., Ltd.	8,839	23,529
Nippon Steel & Sumitomo Metal Corp.	55,755	144,654
Nippon Yakin Kogyo Co., Ltd. (b)	400	1,014
Nisshin Steel Co., Ltd. (a)	800	7,264
Sumitomo Metal Mining Co., Ltd.	5,575	78,470
Toho Zinc Co., Ltd.	6,000	22,809
Tokyo Steel Manufacturing Co., Ltd. (a)	244	1,288
Topy Industries, Ltd. (a)	8,000	15,753
Yodogawa Steel Works, Ltd. (a)	5,963	24,407

		522,216

MULTILINE RETAIL — 1.0%
H2O Retailing Corp. (a)	3,500	58,581
Isetan Mitsukoshi Holdings, Ltd.	3,641	47,398
J Front Retailing Co., Ltd.	2,800	36,629
Marui Group Co., Ltd.	3,916	32,236
Ryohin Keikaku Co., Ltd.	336	40,034
Seria Co., Ltd.	400	15,242
Takashimaya Co., Ltd.	3,332	27,854

		257,974

OIL, GAS & CONSUMABLE FUELS — 1.0%
Cosmo Oil Co., Ltd.	8,927	15,055
Inpex Corp.	8,800	124,305
JX Holdings, Inc.	21,600	99,538
Nippon Coke & Engineering Co., Ltd.	1,200	1,247
TonenGeneral Sekiyu K.K.	2,547	22,267

		262,412

PAPER & FOREST PRODUCTS — 0.2%
Nippon Paper Industries Co., Ltd. (a)	600	8,976
OJI Paper Co., Ltd.	8,839	33,440

		42,416

PERSONAL PRODUCTS — 1.1%
Euglena Co., Ltd. (a)(b)	800	9,984
Kao Corp.	4,839	188,650
Mandom Corp.	1,616	55,760
Shiseido Co., Ltd. (a)	2,732	45,066

		299,460

PHARMACEUTICALS — 5.5%
Astellas Pharma, Inc.	20,500	305,178
Chugai Pharmaceutical Co., Ltd.	2,416	69,928
Daiichi Sankyo Co., Ltd. (a)	6,051	94,934
Eisai Co., Ltd. (a)	2,340	94,607
Hisamitsu Pharmaceutical Co., Inc.	604	21,694
Kissei Pharmaceutical Co., Ltd.	1,500	37,604
Kyowa Hakko Kirin Co., Ltd.	2,833	34,736
Mitsubishi Tanabe Pharma Corp.	3,000	44,004
Mochida Pharmaceutical Co., Ltd.	600	40,476
Nichi-iko Pharmaceutical Co., Ltd.	300	4,849
Ono Pharmaceutical Co., Ltd. (a)	632	56,116
Otsuka Holdings Co., Ltd.	3,800	130,945
Santen Pharmaceutical Co., Ltd.	1,356	75,900
Seikagaku Corp. (a)	1,200	18,061
Shionogi & Co., Ltd.	2,996	68,717
Sumitomo Dainippon Pharma Co., Ltd. (a)	1,460	18,594
Taisho Pharmaceutical Holdings Co., Ltd.	500	34,231
Takeda Pharmaceutical Co., Ltd. (a)	7,155	310,999
Torii Pharmaceutical Co., Ltd.	300	8,314
Towa Pharmaceutical Co., Ltd. (a)	200	8,761
Tsumura & Co.	100	2,231

		1,480,879

PROFESSIONAL SERVICES — 0.2%
Meitic Corp.	1,212	36,019

See accompanying notes to financial statements.

SPDR Russell/Nomura PRIME Japan ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014

Security Description	Shares	Value

Nihon M&A Center, Inc.	600	$17,421

		53,440

REAL ESTATE MANAGEMENT & DEVELOPMENT — 3.1%
Daikyo, Inc.	6,256	11,691
Daito Trust Construction Co., Ltd.	864	102,039
Daiwa House Industry Co., Ltd. (a)	4,363	78,255
Heiwa Real Estate Co., Ltd.	1,400	22,054
Hulic Co., Ltd.	800	8,460
Leopalace21 Corp. (b)	1,544	8,473
Mitsubishi Estate Co., Ltd.	10,111	227,531
Mitsui Fudosan Co., Ltd.	5,923	181,397
Sumitomo Realty & Development Co., Ltd.	2,843	101,142
Tokyo Tatemono Co., Ltd.	5,540	44,797
Tokyu Fudosan Holdings Corp.	7,100	48,673

		834,512

ROAD & RAIL — 4.2%
Central Japan Railway Co.	1,500	202,584
East Japan Railway Co.	3,300	247,286
Hankyu Hanshin Holdings, Inc.	12,486	72,734
Keikyu Corp.	6,355	53,067
Keio Corp.	8,000	59,146
Keisei Electric Railway Co., Ltd.	3,147	31,615
Kintetsu Corp. (a)	18,038	60,678
Nagoya Railroad Co., Ltd. (a)	12,362	49,585
Nankai Electric Railway Co., Ltd.	9,111	41,861
Nippon Express Co., Ltd.	11,555	48,350
Odakyu Electric Railway Co., Ltd. (a)	3,483	31,847
Sotetsu Holdings, Inc. (a)	12,254	44,349
Tobu Railway Co., Ltd.	9,007	45,324
Tokyu Corp.	9,391	61,554
West Japan Railway Co.	2,100	93,987

		1,143,967

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.6%
Advantest Corp. (a)	1,816	23,409
Dainippon Screen Manufacturing Co., Ltd.	364	1,852
Disco Corp. (a)	284	19,288
Rohm Co., Ltd.	876	55,102
Sanken Electric Co., Ltd.	3,404	28,580
Shinko Electric Industries Co., Ltd.	892	6,513
Sumco Corp. (a)	1,546	18,660

		153,404

SOFTWARE — 0.7%
GungHo Online Entertainment, Inc.	3,100	14,780
Konami Corp.	1,192	24,841
Nintendo Co., Ltd.	948	103,101
NSD Co., Ltd. (a)	1,232	19,351
Square Enix Holdings Co., Ltd. (a)	596	12,654
Trend Micro, Inc.	568	19,210

		193,937

SPECIALTY RETAIL — 1.5%
Aoyama Trading Co., Ltd.	1,484	34,565
Arcland Sakamoto Co., Ltd.	500	11,719
Asahi Co., Ltd.	200	2,241
Autobacs Seven Co., Ltd. (a)	780	12,124
Fast Retailing Co., Ltd.	276	92,352
Gulliver International Co., Ltd.	900	7,655
Hikari Tsushin, Inc. (a)	284	20,168
Jin Co., Ltd. (a)	500	13,478
K’s Holdings Corp. (a)	400	11,906
Nitori Holding Co., Ltd.	600	37,139
Sanrio Co., Ltd. (a)	648	18,785
Shimachu Co., Ltd.	1,484	34,267
Shimamura Co., Ltd.	332	30,508
USS Co., Ltd.	3,000	45,946
VT Holdings Co., Ltd.	900	3,224
Yamada Denki Co., Ltd. (a)	9,000	26,255

		402,332

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.9%
Brother Industries, Ltd.	2,732	50,533
Canon, Inc.	9,858	320,872
FUJIFILM Holdings Corp.	4,227	129,860
Konica Minolta Holdings, Inc.	6,075	65,571
NEC Corp.	17,918	61,907
Ricoh Co., Ltd.	5,555	59,654
Roland DG Corp.	400	16,500
Seiko Epson Corp.	1,576	75,715
Wacom Co., Ltd. (a)	200	864

		781,476

TEXTILES, APPAREL & LUXURY GOODS — 0.5%
Asics Corp.	3,064	69,020
Gunze, Ltd.	6,223	17,473
Onward Holdings Co., Ltd.	2,580	16,111
The Japan Wool Textile Co., Ltd.	3,031	20,944

		123,548

TOBACCO — 1.1%
Japan Tobacco, Inc.	9,000	292,657

TRADING COMPANIES & DISTRIBUTORS — 3.8%
Hanwa Co., Ltd.	3,207	11,987
Inaba Denki Sangyo Co., Ltd.	1,356	45,614
ITOCHU Corp. (a)	12,966	158,389
Iwatani Corp.	451	3,125
Kanematsu Corp.	9,000	14,440
Marubeni Corp.	15,402	105,418
Mitsubishi Corp.	11,407	233,558
Mitsui & Co., Ltd. (a)	14,902	234,951
Nishio Rent All Co., Ltd.	400	15,443
Sojitz Corp.	12,828	20,114
Sumitomo Corp. (a)	9,575	105,661
Toyota Tsusho Corp.	1,539	37,488
Yamazen Corp.	4,200	32,889

		1,019,077

TRANSPORTATION INFRASTRUCTURE — 0.1%
Kamigumi Co., Ltd.	3,395	32,126
Mitsubishi Logistics Corp.	216	3,099

		35,225

WIRELESS TELECOMMUNICATION SERVICES — 3.6%
KDDI Corp.	5,000	300,515
NTT DoCoMo, Inc.	12,600	210,258

See accompanying notes to financial statements.

SPDR Russell/Nomura PRIME Japan ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014

Security Description	Shares	Value

Softbank Corp.	6,715	$470,683

		981,456

TOTAL COMMON STOCKS —
(Cost $30,797,590)		26,856,828

SHORT TERM INVESTMENTS — 14.6%
UNITED STATES — 14.6%
MONEY MARKET FUNDS — 14.6%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	3,923,260	3,923,260
State Street Institutional Liquid Reserves Fund 0.09% (e)(f)	21,841	21,841

TOTAL SHORT TERM INVESTMENTS —
(Cost $3,945,101)		3,945,101

TOTAL INVESTMENTS — 113.6%
(Cost $34,742,691)		30,801,929
OTHER ASSETS & LIABILITIES — (13.6)%		(3,680,260)

NET ASSETS — 100.0%		$27,121,669

(a)	A portion of the security was on loan at September 30, 2014.
(b)	Non-income producing security
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Investments of cash collateral for securities loaned
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(f)	The rate shown is the annualized seven-day yield at period end.

See accompanying notes to financial statements.

SPDR Russell/Nomura Small Cap Japan ETF
SCHEDULE OF INVESTMENTS
September 30, 2014

Security Description	Shares	Value

COMMON STOCKS — 99.2%
JAPAN — 99.2%
AEROSPACE & DEFENSE — 0.0% (a)
Jamco Corp.	1,200	$26,550

AIR FREIGHT & LOGISTICS — 0.4%
Kintetsu World Express, Inc.	4,300	163,854
Mitsui-Soko Co., Ltd.	27,686	102,471

		266,325

AIRLINES — 0.0% (a)
Skymark Airlines, Inc. (b)(c)	7,400	13,559

AUTO COMPONENTS — 5.5%
Ahresty Corp.	5,300	37,300
Akebono Brake Industry Co., Ltd. (c)	5,400	22,792
Calsonic Kansei Corp.	18,000	97,963
Daido Metal Co., Ltd.	2,000	25,999
Eagle Industry Co., Ltd.	1,900	38,591
Exedy Corp.	4,500	113,920
FCC Co., Ltd. (c)	8,813	143,248
Futaba Industrial Co., Ltd.	12,394	71,972
Keihin Corp.	9,041	119,426
Koito Manufacturing Co., Ltd.	13,000	353,043
KYB Co., Ltd.	24,902	112,144
Mitsuba Corp.	3,200	55,864
Musashi Seimitsu Industry Co., Ltd.	5,152	102,105
NHK Spring Co., Ltd.	19,000	186,198
Nifco, Inc.	8,600	264,989
Nippon Seiki Co., Ltd.	5,000	113,497
Nissan Shatai Co., Ltd.	11,900	194,075
Nissin Kogyo Co., Ltd.	9,234	151,775
NOK Corp.	9,300	213,308
Piolax, Inc.	900	42,089
Press Kogyo Co., Ltd. (c)	23,569	97,116
Sanden Corp.	11,000	65,181
Showa Corp.	9,839	107,723
Takata Corp. (c)	5,600	127,014
Tokai Rika Co., Ltd.	9,200	194,408
Topre Corp.	7,034	99,968
Toyo Tire & Rubber Co., Ltd.	13,600	232,463
Toyoda Gosei Co., Ltd.	5,600	109,248
Toyota Boshoku Corp. (c)	8,500	89,111
TPR Co., Ltd.	2,200	53,047
TS Tech Co., Ltd.	7,700	187,139
Unipres Corp.	6,400	125,380
Yorozu Corp. (c)	1,000	17,120

		3,965,216

BANKS — 7.3%
Bank of the Ryukyus, Ltd.	9,481	149,784
Jimoto Holdings, Inc.	8,000	16,409
Kansai Urban Banking Corp.	7,900	90,383
North Pacific Bank, Ltd.	53,300	209,906
Senshu Ikeda Holdings, Inc.	22,400	115,170
The 77 Bank, Ltd.	35,000	184,421
The Aichi Bank, Ltd.	1,649	82,379
The Akita Bank, Ltd.	9,000	25,106
The Awa Bank, Ltd. (c)	17,000	97,944
The Bank of Iwate, Ltd.	3,456	152,487
The Bank of Nagoya, Ltd.	30,000	114,591
The Bank of Okinawa, Ltd. (c)	4,000	175,760
The Daishi Bank, Ltd.	55,000	192,033
The Fukui Bank, Ltd.	14,000	33,566
The Fukushima Bank, Ltd.	89,478	70,150
The Higo Bank, Ltd.	37,000	203,391
The Hokkoku Bank, Ltd.	36,000	122,412
The Hyakugo Bank, Ltd.	52,000	208,578
The Hyakujushi Bank, Ltd.	44,000	140,790
The Juroku Bank, Ltd.	57,000	213,565
The Kagoshima Bank, Ltd.	30,000	190,620
The Keiyo Bank, Ltd.	42,000	214,030
The Kiyo Bank, Ltd.	15,500	220,995
The Musashino Bank, Ltd.	6,900	228,962
The Nagano Bank, Ltd.	45,534	78,868
The Nanto Bank, Ltd.	42,000	169,616
The Nishi-Nippon City Bank, Ltd.	76,000	202,999
The Ogaki Kyoritsu Bank, Ltd.	20,000	54,150
The Oita Bank, Ltd.	14,000	52,710
The San-In Godo Bank, Ltd.	14,000	98,783
The Shiga Bank, Ltd.	25,000	137,654
The Shikoku Bank, Ltd.	60,000	129,085
The Shimizu Bank, Ltd.	4,100	111,232
The Taiko Bank, Ltd. (c)	39,000	82,483
The Tochigi Bank, Ltd.	25,846	101,315
The Toho Bank, Ltd.	14,000	52,199
The Tokyo Tomin Bank, Ltd. (c)	8,305	99,861
The Towa Bank, Ltd.	18,000	16,245
The Yachiyo Bank, Ltd. (c)	3,900	123,547
The Yamagata Bank, Ltd. (c)	10,000	46,857
The Yamanashi Chuo Bank, Ltd.	12,000	52,619
Tomato Bank, Ltd.	56,872	93,322
TOMONY Holdings, Inc.	30,505	128,199
Tsukuba Bank, Ltd.	5,000	16,865

		5,302,041

BEVERAGES — 1.0%
Coca-Cola East Japan Co., Ltd.	7,600	150,829
Coca-Cola West Co., Ltd.	7,900	114,941
Ito En, Ltd. (c)	6,600	139,286
Sapporo Holdings, Ltd.	40,000	153,881
Takara Holdings, Inc.	20,000	152,240

		711,177

BIOTECHNOLOGY — 0.4%
3-D Matrix, Ltd. (b)(c)	1,500	42,459
AnGes MG, Inc. (b)(c)	3,100	8,252
D.Western Therapeutics Institute, Inc. (b)	2,000	28,625
GNI Group, Ltd. (b)(c)	13,000	42,782
Japan Tissue Engineering Co., Ltd. (b)(c)	1,200	17,284
NanoCarrier Co., Ltd. (b)(c)	3,500	41,319
OncoTherapy Science, Inc. (b)(c)	21,800	32,990
Takara Bio, Inc. (c)	4,600	65,208
UMN Pharma, Inc. (b)(c)	1,000	30,858

		309,777

BUILDING PRODUCTS — 2.1%
Aica Kogyo Co., Ltd.	10,519	223,623
Bunka Shutter Co., Ltd.	9,577	85,298

See accompanying notes to financial statements.

SPDR Russell/Nomura Small Cap Japan ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014

Security Description	Shares	Value

Central Glass Co., Ltd.	45,309	$160,262
Nichias Corp.	22,000	145,403
Nichiha Corp.	1,500	14,946
Nippon Sheet Glass Co., Ltd. (b)(c)	107,000	118,027
Nitto Boseki Co., Ltd.	30,020	115,488
Noritz Corp.	6,765	119,457
Okabe Co., Ltd.	4,000	43,976
Sankyo Tateyama, Inc.	5,000	97,042
Sanwa Holdings Corp.	34,910	248,232
Sekisui Jushi Corp.	1,600	21,572
Takara Standard Co., Ltd.	8,000	68,481
Takasago Thermal Engineering Co., Ltd.	5,200	67,266

		1,529,073

CAPITAL MARKETS — 1.5%
Aizawa Securities Co., Ltd.	3,100	15,119
Ichigo Group Holdings Co., Ltd. (c)	15,800	40,906
Ichiyoshi Securities Co., Ltd.	3,500	41,925
Jafco Co., Ltd. (c)	4,200	151,429
kabu.com Securities Co., Ltd	6,800	33,227
Marusan Securities Co., Ltd. (c)	4,300	30,928
Matsui Securities Co., Ltd. (c)	15,600	145,341
Monex Group, Inc. (c)	41,200	107,418
Okasan Securities Group, Inc.	27,447	195,165
Sawada Holdings Co., Ltd. (c)	2,300	15,516
Sparx Group Co., Ltd.	9,200	18,200
Tokai Tokyo Financial Holdings, Inc.	34,821	239,346
Toyo Securities Co., Ltd.	21,457	59,269

		1,093,789

CHEMICALS — 6.1%
ADEKA Corp.	15,813	208,303
Asahi Organic Chemicals Industry Co., Ltd. (c)	34,540	84,071
C. Uyemura & Co., Ltd.	1,176	60,572
Chugoku Marine Paints, Ltd.	6,000	45,016
Fujikura Kasei Co., Ltd.	9,938	50,009
Fujimi, Inc.	4,173	59,117
Fujimori Kogyo Co., Ltd.	1,100	32,991
Hitachi Chemical Co., Ltd.	11,000	195,542
Ishihara Sangyo Kaisha, Ltd. (b)	67,811	55,636
Japan Pure Chemical Co., Ltd.	4,100	88,133
Kaneka Corp.	26,000	145,294
Kumiai Chemical Industry Co., Ltd.	4,000	24,504
Kureha Corp.	25,000	123,068
Lintec Corp.	11,308	239,056
Nihon Nohyaku Co., Ltd.	5,000	48,999
Nihon Parkerizing Co., Ltd.	4,300	98,117
Nippon Carbide Industries Co., Inc. (c)	5,000	11,167
Nippon Shokubai Co., Ltd.	17,000	189,070
Nippon Soda Co., Ltd.	29,065	148,379
Nippon Valqua Industries, Ltd.	36,025	103,778
NOF Corp.	29,731	185,387
Okamoto Industries, Inc.	24,841	94,205
Riken Technos Corp.	4,000	18,488
Sakata INX Corp.	2,100	20,944
Sanyo Chemical Industries, Ltd.	3,000	18,460
Sumitomo Bakelite Co., Ltd.	37,000	145,038
Sumitomo Seika Chemicals Co., Ltd.	4,000	22,900
T Hasegawa Co., Ltd.	1,500	22,891
Taiyo Holdings Co., Ltd.	4,400	140,189
Taiyo Nippon Sanso Corp. (c)	26,000	229,199
Tenma Corp.	1,100	16,004
The Nippon Synthetic Chemical Industry Co., Ltd.	2,000	14,422
Toagosei Co., Ltd.	48,000	197,785
Tokai Carbon Co., Ltd.	37,542	104,041
Tokuyama Corp. (c)	35,000	115,183
Tokyo Ohka Kogyo Co., Ltd.	8,200	216,858
Tosoh Corp.	59,000	238,808
Toyo Ink Manufacturing Co., Ltd.	38,000	177,364
Toyobo Co., Ltd.	124,000	179,735
Zeon Corp. (c)	24,000	244,605

		4,413,328

COMMERCIAL SERVICES & SUPPLIES — 2.1%
Aeon Delight Co., Ltd.	4,700	114,356
Daiseki Co., Ltd.	9,293	172,991
Duskin Co., Ltd. (c)	12,000	196,144
Itoki Corp.	3,500	21,409
Kokuyo Co., Ltd.	4,300	34,652
Mitsubishi Pencil Co., Ltd.	1,200	38,616
Moshi Moshi Hotline, Inc.	10,944	103,758
Nippon Parking Development Co., Ltd.	21,000	23,739
Nissha Printing Co., Ltd. (c)	5,800	85,444
Okamura Corp.	13,884	105,179
Oyo Corp.	1,300	22,114
Park24 Co., Ltd.	10,000	159,533
Pilot Corp.	3,200	182,324
Prestige International, Inc.	1,900	16,074
Sanix, Inc. (b)(c)	3,600	23,498
Sato Holdings Corp.	2,300	64,684
Sohgo Security Services Co., Ltd. (c)	6,300	148,060

		1,512,575

COMMUNICATIONS EQUIPMENT — 0.5%
Aiphone Co., Ltd.	3,806	65,923
Denki Kogyo Co., Ltd.	13,303	76,038
Hitachi Kokusai Electric, Inc.	9,634	135,778
Icom, Inc.	3,700	92,689
Japan Radio Co., Ltd. (b)	3,000	10,420

		380,848

CONSTRUCTION & ENGINEERING — 5.0%
Chudenko Corp.	2,100	34,363
COMSYS Holdings Corp.	13,600	234,446
Daiho Corp. (c)	7,000	32,992
Fudo Tetra Corp.	14,900	37,761
Hazama Ando Corp.	14,200	90,874
Hibiya Engineering, Ltd. (c)	1,700	24,579
Kandenko Co., Ltd.	20,000	101,007
Kinden Corp.	25,924	266,578
Kumagai Gumi Co., Ltd. (b)	18,000	66,457
Kyowa Exeo Corp.	15,076	195,846
Kyudenko Corp.	8,657	102,279
Maeda Corp.	21,158	169,542
Maeda Road Construction Co., Ltd.	13,000	202,179
Mirait Holdings Corp.	13,600	157,579
Nichireki Co., Ltd.	2,000	16,810

See accompanying notes to financial statements.

SPDR Russell/Nomura Small Cap Japan ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014

Security Description	Shares	Value

Nippo Corp.	6,000	$109,996
Nippon Densetsu Kogyo Co., Ltd.	3,000	48,051
Nippon Koei Co., Ltd.	6,000	24,504
Nishimatsu Construction Co., Ltd.	34,000	153,735
Okumura Corp.	18,000	105,019
OSJB Holdings Corp. (c)	6,150	16,034
Penta-Ocean Construction Co., Ltd. (c)	47,600	160,120
Raito Kogyo Co., Ltd.	4,700	43,703
Sanki Engineering Co., Ltd. (c)	14,196	105,472
SHO-BOND Holdings Co., Ltd.	4,900	190,738
Sumitomo Mitsui Construction Co., Ltd. (b)	40,700	48,976
Taihei Dengyo Kaisha, Ltd.	3,000	23,875
Taikisha, Ltd.	6,100	136,408
Tekken Corp. (c)	13,000	60,322
Toa Corp. (c)	16,000	29,901
Toda Corp.	42,000	210,967
Tokyu Construction Co., Ltd.	15,722	77,969
Toshiba Plant Systems & Services Corp.	3,500	58,900
Totetsu Kogyo Co., Ltd.	2,200	51,844
Toyo Construction Co., Ltd.	5,000	22,836
Toyo Engineering Corp. (c)	25,000	107,115
Yahagi Construction Co. Ltd. (c)	2,900	21,467
Yokogawa Bridge Holdings Corp.	3,300	46,178
Yurtec Corp.	3,000	14,659

		3,602,081

CONSTRUCTION MATERIALS — 0.2%
Sumitomo Osaka Cement Co., Ltd.	48,000	157,528

CONSUMER FINANCE — 1.1%
Acom Co., Ltd. (b)(c)	55,500	185,683
Aiful Corp. (b)(c)	41,000	172,305
Hitachi Capital Corp. (c)	5,900	141,832
J Trust Co., Ltd.	8,500	86,709
Jaccs Co., Ltd.	11,000	61,170
Orient Corp. (b)	60,600	122,089

		769,788

CONTAINERS & PACKAGING — 0.6%
FP Corp. (c)	4,900	137,135
Fuji Seal International, Inc.	4,370	137,241
Rengo Co., Ltd. (c)	17,000	76,402
Taisei Lamick Co., Ltd. (c)	4,400	108,140

		458,918

DISTRIBUTORS — 0.3%
Canon Marketing Japan, Inc.	9,900	190,609
Doshisha Co., Ltd.	1,100	18,882
Paltac Corp.	2,600	31,808

		241,299

DIVERSIFIED CONSUMER SERVICES — 0.0% (a)
JP-Holdings, Inc. (c)	4,500	16,942

DIVERSIFIED FINANCIAL SERVICES — 1.1%
Century Tokyo Leasing Corp.	8,400	223,219
Fuyo General Lease Co., Ltd.	3,600	140,626
Japan Securities Finance Co., Ltd.	19,219	112,306
Ricoh Leasing Co., Ltd.	3,667	102,126
Zenkoku Hosho Co., Ltd.	6,600	184,110

		762,387

ELECTRIC UTILITIES — 0.2%
The Okinawa Electric Power Co., Inc.	4,700	145,462

ELECTRICAL EQUIPMENT — 1.8%
Daihen Corp.	22,971	89,208
Endo Lighting Corp. (c)	2,200	25,651
Fujikura, Ltd.	38,000	182,907
Furukawa Electric Co., Ltd. (c)	83,000	166,462
Futaba Corp. (c)	5,000	75,117
Mabuchi Motor Co., Ltd.	3,000	261,452
Nippon Carbon Co., Ltd.	33,000	57,158
Nissin Electric Co., Ltd.	3,000	17,831
Nitto Kogyo Corp.	2,300	46,128
Sinfonia Technology Co., Ltd.	53,826	79,001
SWCC Showa Holdings Co., Ltd. (b)(c)	76,075	75,593
Tatsuta Electric Wire and Cable Co., Ltd. (c)	8,700	46,318
Toyo Tanso Co., Ltd. (c)	2,900	59,959
Ushio, Inc.	11,900	125,623

		1,308,408

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 5.7%
Ai Holdings Corp.	4,200	84,961
Alps Electric Co., Ltd.	25,700	441,161
Amano Corp.	13,332	142,441
Anritsu Corp. (c)	16,900	128,951
Arisawa Manufacturing Co., Ltd.	2,500	17,480
Azbil Corp.	7,400	181,399
Citizen Holdings Co., Ltd.	31,000	203,191
Daiwabo Holdings Co., Ltd.	28,635	55,341
Enplas Corp. (c)	1,100	56,156
ESPEC Corp. (c)	11,131	106,140
Hakuto Co., Ltd.	8,411	84,881
Hitachi High-Technologies Corp.	7,800	223,985
Horiba, Ltd.	6,300	229,154
Hosiden Corp. (c)	16,995	92,028
Iriso Electronics Co., Ltd.	1,000	79,311
Japan Aviation Electronics Industry, Ltd.	7,000	159,533
Japan Cash Machine Co., Ltd. (c)	3,424	67,828
Kaga Electronics Co., Ltd.	1,400	16,170
Koa Corp.	8,491	89,558
Macnica, Inc.	900	28,716
Maruwa Co., Ltd. (c)	1,700	53,389
Mitsumi Electric Co., Ltd. (c)	9,900	71,478
Nichicon Corp.	10,700	76,864
Nihon Dempa Kogyo Co., Ltd.	4,595	37,197
Nippon Ceramic Co., Ltd. (c)	5,023	74,959
Nippon Chemi-Con Corp. (b)	22,432	68,710
Nohmi Bosai, Ltd.	2,000	31,323
Oki Electric Industry Co., Ltd.	119,000	277,715
Ryosan Co., Ltd.	8,096	174,179
Ryoyo Electro Corp. (c)	8,804	90,612
Siix Corp.	1,200	20,861
SMK Corp. (c)	5,000	24,295
Tabuchi Electric Co., Ltd.	2,000	21,332

See accompanying notes to financial statements.

SPDR Russell/Nomura Small Cap Japan ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014

Security Description	Shares	Value

Taiyo Yuden Co., Ltd. (c)	17,700	$198,146
Tamura Corp.	7,000	29,163
The Nippon Signal Co., Ltd.	13,300	136,522
Topcon Corp.	11,319	257,553

		4,132,683

ENERGY EQUIPMENT & SERVICES — 0.4%
Japan Drilling Co., Ltd. (c)	1,100	49,387
Modec, Inc. (c)	4,400	115,240
Shinko Plantech Co., Ltd. (c)	14,086	107,993

		272,620

FOOD & STAPLES RETAILING — 2.8%
Ain Pharmaciez, Inc.	2,200	50,219
Arcs Co., Ltd.	2,300	48,099
Cawachi, Ltd.	6,735	115,305
Cocokara fine, Inc. (c)	1,300	34,012
Cosmos Pharmaceutical Corp.	1,200	152,167
Kato Sangyo Co., Ltd.	7,000	146,834
Kusuri No Aoki Co., Ltd.	700	29,992
Matsumotokiyoshi Holdings Co., Ltd.	6,400	188,742
Ministop Co., Ltd. (c)	8,594	119,789
San-A Co., Ltd.	1,600	53,311
Sugi Holdings Co., Ltd. (c)	5,000	209,900
Sundrug Co., Ltd. (c)	4,700	208,875
Tsuruha Holdings, Inc.	4,300	239,118
UNY Group Holdings Co., Ltd. (c)	22,400	119,050
Valor Co., Ltd.	7,400	119,674
Welcia Holdings Co., Ltd. (c)	1,600	47,696
Yaoko Co., Ltd.	700	41,606
Yokohama Reito Co., Ltd.	16,980	126,001

		2,050,390

FOOD PRODUCTS — 3.4%
Ariake Japan Co., Ltd.	5,864	131,398
Dydo Drinco, Inc.	600	23,684
Ezaki Glico Co., Ltd.	5,000	172,752
Fuji Oil Co., Ltd.	11,800	174,157
Fujicco Co., Ltd.	10,657	137,955
Hokuto Corp.	7,621	137,559
House Foods Group, Inc. (c)	4,700	81,579
Itoham Foods, Inc.	10,000	47,951
Kagome Co., Ltd. (c)	6,300	99,645
Kewpie Corp.	11,300	190,780
Marudai Food Co., Ltd.	43,417	162,277
Maruha Nichiro Corp. (c)	8,800	131,083
Megmilk Snow Brand Co., Ltd. (c)	13,300	173,987
Mitsui Sugar Co., Ltd.	24,497	81,958
Morinaga & Co., Ltd.	12,000	25,926
Morinaga Milk Industry Co., Ltd.	37,000	119,067
Nakamuraya Co., Ltd.	27,952	109,826
Nichirei Corp.	24,000	100,862
Nippon Flour Mills Co., Ltd.	9,000	43,566
Nippon Suisan Kaisha, Ltd. (b)	40,975	107,952
Prima Meat Packers, Ltd.	10,000	24,887
Riken Vitamin Co., Ltd. (c)	3,480	85,116
Yamazaki Baking Co., Ltd. (c)	10,000	128,903

		2,492,870

GAS UTILITIES — 0.2%
Saibu Gas Co., Ltd.	18,000	42,828
Shizuoka Gas Co., Ltd.	20,119	133,888

		176,716

HEALTH CARE EQUIPMENT & SUPPLIES — 1.6%
Asahi Intecc Co., Ltd. (c)	4,500	205,935
Fukuda Denshi Co., Ltd.	1,786	98,829
Hogy Medical Co., Ltd.	1,200	63,558
Jeol, Ltd.	7,000	32,991
Mani, Inc.	600	35,991
Nagaileben Co., Ltd.	2,300	44,576
Nakanishi, Inc.	4,500	165,732
Nihon Kohden Corp.	4,700	246,793
Nikkiso Co., Ltd.	5,400	59,516
Nipro Corp. (c)	16,000	132,878
Paramount Bed Holdings Co., Ltd.	3,500	100,346

		1,187,145

HEALTH CARE PROVIDERS & SERVICES — 0.8%
As One Corp.	1,400	43,967
BML, Inc.	900	28,388
Message Co., Ltd.	2,800	96,103
Nichii Gakkan Co.	2,700	21,389
Ship Healthcare Holdings, Inc.	6,700	214,385
Toho Holdings Co., Ltd.	8,500	162,491
Tsukui Corp.	2,200	21,901
Vital KSK Holdings, Inc. (c)	2,300	20,171

		608,795

HEALTH CARE TECHNOLOGY — 0.4%
M3, Inc.	18,500	296,823
Medinet Co., Ltd. (b)(c)	8,800	18,932

		315,755

HOTELS, RESTAURANTS & LEISURE — 2.6%
Accordia Golf Co., Ltd. (c)	15,400	161,729
Colowide Co., Ltd. (c)	5,500	64,830
Doutor Nichires Holdings Co., Ltd.	9,475	150,121
Fuji Kyuko Co., Ltd.	4,000	45,435
Hiday Hidaka Corp. (c)	900	23,916
HIS Co., Ltd.	7,100	189,191
Imperial Hotel, Ltd.	1,300	28,217
Kisoji Co., Ltd. (c)	1,400	24,977
KNT-CT Holdings Co., Ltd. (b)	10,000	16,136
Kura Corp.	900	25,147
MOS Food Services, Inc. (c)	7,414	147,949
Ohsho Food Service Corp.	3,500	135,284
PGM Holdings K. K. (c)	12,700	121,564
Plenus Co., Ltd.	1,800	41,368
Resorttrust, Inc.	7,800	174,139
Round One Corp.	11,700	70,395
Saizeriya Co., Ltd.	1,800	24,105
Starbucks Coffee Japan, Ltd. (c)	2,700	35,985
Tokyo Dome Corp.	33,085	139,343
Tokyotokeiba Co., Ltd. (c)	15,000	42,937
Yoshinoya Holdings Co., Ltd. (c)	5,600	67,081
Zensho Co., Ltd. (c)	19,546	173,196

		1,903,045

HOUSEHOLD DURABLES — 1.8%
Alpine Electronics, Inc.	4,200	69,186
Chofu Seisakusho Co., Ltd. (c)	4,800	130,617

See accompanying notes to financial statements.

SPDR Russell/Nomura Small Cap Japan ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014

Security Description	Shares	Value

Clarion Co., Ltd. (b)(c)	23,000	$100,643
Foster Electric Co., Ltd.	4,600	66,172
France Bed Holdings Co., Ltd.	67,734	116,703
Fujitsu General, Ltd.	10,000	122,704
Funai Electric Co., Ltd.	5,700	58,354
JVC Kenwood Corp. (b)(c)	23,000	57,450
Misawa Homes Holdings, Inc.	7,366	74,738
PanaHome Corp.	4,000	27,786
Pioneer Corp. (b)	26,100	71,618
Sangetsu Co., Ltd.	1,700	42,820
Starts Corp, Inc.	1,100	16,275
Sumitomo Forestry Co., Ltd.	16,900	181,795
Tamron Co., Ltd.	3,400	65,306
Token Corp.	2,480	113,493
West Holdings Corp. (c)	1,500	16,272

		1,331,932

HOUSEHOLD PRODUCTS — 0.2%
Lion Corp.	23,000	123,707

INDUSTRIAL CONGLOMERATES — 0.3%
Katakura Industries Co., Ltd. (c)	6,180	76,958
Nisshinbo Holdings, Inc.	16,000	134,336

		211,294

INTERNET & CATALOG RETAIL — 0.5%
ASKUL Corp. (c)	2,500	52,418
Senshukai Co., Ltd. (c)	12,124	97,151
Start Today Co., Ltd.	9,100	198,019

		347,588

INTERNET SOFTWARE & SERVICES — 0.7%
CROOZ, Inc. (c)	800	17,780
F@N Communications, Inc. (c)	3,900	44,761
GMO Internet, Inc.	11,800	102,623
Gree, Inc. (c)	15,200	103,647
Gurunavi, Inc. (c)	3,400	46,927
Infomart Corp.	2,000	34,386
Internet Initiative Japan, Inc. (c)	4,200	84,310
Livesense, Inc. (b)(c)	1,100	8,815
SMS Co., Ltd.	1,100	28,238
UNITED, Inc. (c)	1,600	23,338

		494,825

IT SERVICES — 2.1%
Digital Garage, Inc.	5,600	85,459
Future Architect, Inc.	8,800	51,904
GMO Payment Gateway, Inc. (c)	2,200	49,738
Ines Corp. (c)	14,360	121,352
IT Holdings Corp.	13,637	238,565
Itochu Techno-Solutions Corp.	3,200	134,482
NEC Networks & System Integration Corp.	2,000	45,180
NET One Systems Co., Ltd. (c)	16,100	92,906
Nihon Unisys, Ltd.	6,700	60,529
NS Solutions Corp.	1,600	47,550
Obic Co., Ltd.	6,900	246,574
SCSK Corp.	7,800	209,550
TKC Corp.	900	17,763
Transcosmos, Inc.	6,167	120,872

		1,522,424

LEISURE PRODUCTS — 0.7%
Fields Corp.	4,300	62,876
Heiwa Corp.	7,800	154,230
Mizuno Corp.	8,000	42,372
Roland Corp.	4,276	72,699
Tomy Co., Ltd. (c)	15,000	83,413
Universal Entertainment Corp. (c)	4,600	75,356

		490,946

LIFE SCIENCES TOOLS & SERVICES — 0.1%
Chiome Bioscience, Inc. (b)(c)	1,900	25,115
EPS Corp.	5,800	74,922

		100,037

MACHINERY — 8.3%
Aida Engineering, Ltd.	4,100	41,675
Asahi Diamond Industrial Co., Ltd.	7,942	114,972
Chugai Ro Co., Ltd. (c)	32,522	67,893
CKD Corp. (c)	12,005	109,002
Daifuku Co., Ltd.	13,681	160,762
DMG Mori Seiki Co., Ltd.	18,000	230,712
Fuji Machine Manufacturing Co., Ltd.	13,942	133,961
Fujitec Co., Ltd. (c)	7,800	84,972
Furukawa Co., Ltd. (c)	61,280	126,811
Glory, Ltd.	6,600	186,216
Harmonic Drive Systems, Inc. (c)	3,000	44,359
Hitachi Zosen Corp.	27,800	163,969
Hoshizaki Electric Co., Ltd.	6,700	312,722
Iseki & Co., Ltd.	27,000	66,211
Juki Corp. (b)	29,450	103,899
Kato Works Co., Ltd.	4,000	30,521
Kito Corp. (c)	1,600	20,070
Kitz Corp.	12,602	62,841
Komori Corp. (c)	9,940	120,699
Kyokuto Kaihatsu Kogyo Co., Ltd.	6,040	87,438
Makino Milling Machine Co., Ltd. (c)	16,739	123,755
Meidensha Corp.	30,000	118,146
Minebea Co., Ltd.	47,000	640,977
Mitsubishi Nichiyu Forklift Co., Ltd.	3,300	25,330
Mitsui Engineering & Shipbuilding Co., Ltd.	81,000	182,388
Miura Co., Ltd. (c)	18,600	218,734
Nachi-Fujikoshi Corp.	24,418	178,524
Namura Shipbuilding Co., Ltd. (c)	5,800	62,444
Nihon Trim Co., Ltd. (c)	500	13,720
Nippon Sharyo, Ltd. (c)	17,970	64,544
Nippon Thompson Co., Ltd.	15,511	80,175
Nitta Corp.	1,500	36,415
Nitto Kohki Co., Ltd.	6,300	122,215
Obara Group, Inc.	1,400	51,306
OKUMA Corp. (c)	18,192	145,443
OSG Corp.	13,800	239,026
Ryobi, Ltd.	20,723	60,453
Shibuya Kogyo Co., Ltd.	1,300	34,901
Shima Seiki Manufacturing, Ltd. (c)	8,000	131,711
Shinmaywa Industries, Ltd.	9,000	81,882
Showa Aircraft Industry Co., Ltd.	1,000	10,028
Sintokogio, Ltd.	14,019	98,023
Star Micronics Co., Ltd.	7,569	111,298
Tadano, Ltd.	12,913	237,671

See accompanying notes to financial statements.

SPDR Russell/Nomura Small Cap Japan ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014

Security Description	Shares	Value

Takeuchi Manufacturing Co., Ltd.	1,100	$52,245
Takuma Co., Ltd.	7,000	44,414
Teikoku Sen-I Co., Ltd.	2,400	50,715
Torishima Pump Manufacturing Co., Ltd. (c)	2,100	17,440
Toshiba Machine Co., Ltd.	25,009	113,993
Tsubakimoto Chain Co.	20,124	166,209
Tsugami Corp. (c)	14,000	77,980
Tsukishima Kikai Co., Ltd. (c)	1,900	21,201
Tsurumi Manufacturing Co., Ltd.	1,000	16,117
Union Tool Co.	3,732	102,575
YAMABIKO Corp.	500	20,261
Yushin Precision Equipment Co., Ltd.	600	13,084

		6,035,048

MARINE — 0.2%
Iino Kaiun Kaisha, Ltd.	21,606	123,300

MEDIA — 2.8%
Adways, Inc. (b)(c)	2,600	33,183
Asatsu-DK, Inc.	4,700	117,870
Avex Group Holdings, Inc. (c)	6,792	102,968
COOKPAD, Inc. (c)	1,300	41,775
CyberAgent, Inc.	7,300	256,210
Daiichikosho Co., Ltd.	7,781	209,182
Hakuhodo DY Holdings, Inc. (c)	31,300	316,724
Kadokawa Corp. (c)	3,287	78,718
Next Co., Ltd. (c)	2,900	19,643
Septeni Holdings Co., Ltd. (b)	1,700	19,728
Shochiku Co., Ltd. (c)	23,243	216,125
SKY Perfect JSAT Holdings, Inc.	31,100	182,866
Tokyo Broadcasting System Holdings, Inc.	12,300	137,022
TV Asahi Holdings Corp.	10,400	164,018
Usen Corp. (b)	14,380	41,162
ValueCommerce Co., Ltd. (c)	1,700	12,228
Zenrin Co., Ltd. (c)	8,624	102,203

		2,051,625

METALS & MINING — 2.9%
Aichi Steel Corp.	24,000	88,172
Asahi Holdings, Inc.	8,000	143,088
Daido Steel Co., Ltd. (c)	32,000	127,481
Godo Steel, Ltd.	25,440	37,338
Kyoei Steel, Ltd. (c)	3,500	64,994
Maruichi Steel Tube, Ltd.	10,200	250,409
Mitsui Mining & Smelting Co., Ltd.	70,000	186,335
Nippon Denko Co., Ltd.	29,000	71,909
Nippon Light Metal Holdings Co., Ltd. (c)	46,800	67,409
Nippon Yakin Kogyo Co., Ltd. (b)(c)	22,200	56,262
Nisshin Steel Co., Ltd. (c)	10,400	94,429
OSAKA Titanium Technologies Co., Ltd. (c)	4,500	101,326
Pacific Metals Co., Ltd. (b)(c)	20,000	69,830
Sanyo Special Steel Co., Ltd.	23,750	87,686
Toho Titanium Co., Ltd. (b)(c)	8,100	55,602
Toho Zinc Co., Ltd.	25,796	98,062
Tokyo Rope Manufacturing Co., Ltd. (b)	40,654	64,486
Tokyo Steel Manufacturing Co., Ltd. (c)	14,100	74,424
Tokyo Tekko Co., Ltd. (c)	4,000	20,457
Toyo Kohan Co., Ltd.	4,000	21,660
UACJ Corp.	41,000	155,859
Yamato Kogyo Co., Ltd.	3,900	130,124
Yodogawa Steel Works, Ltd.	7,000	28,652

		2,095,994

MULTILINE RETAIL — 1.0%
H2O Retailing Corp. (c)	10,500	175,742
Izumi Co., Ltd.	7,700	261,826
Matsuya Co., Ltd. (c)	6,508	80,864
Parco Co., Ltd.	12,625	102,201
Seria Co., Ltd.	1,900	72,401

		693,034

OIL, GAS & CONSUMABLE FUELS — 0.8%
Cosmo Oil Co., Ltd.	55,000	92,757
Idemitsu Kosan Co., Ltd.	8,100	171,902
Itochu Enex Co., Ltd.	14,704	94,769
Japan Petroleum Exploration Co.	3,900	149,679
Nippon Gas Co., Ltd.	2,800	66,442
San-Ai Oil Co., Ltd.	4,000	27,823

		603,372

PAPER & FOREST PRODUCTS — 0.6%
Daio Paper Corp. (c)	13,940	118,184
Hokuetsu Kishu Paper Co., Ltd. (c)	11,300	46,356
Mitsubishi Paper Mills, Ltd. (b)	24,000	19,472
Nippon Paper Industries Co., Ltd. (c)	15,000	224,395

		408,407

PERSONAL PRODUCTS — 1.5%
Aderans Co., Ltd. (c)	5,604	69,785
Dr Ci:Labo Co., Ltd.	3,748	122,661
Euglena Co., Ltd. (b)(c)	5,400	67,392
Fancl Corp.	9,600	117,796
Kobayashi Pharmaceutical Co., Ltd. (c)	3,000	183,236
Kose Corp.	2,700	114,700
Mandom Corp.	3,845	132,671
Milbon Co., Ltd.	3,800	126,095
Pola Orbis Holdings, Inc.	4,300	168,362

		1,102,698

PHARMACEUTICALS — 2.6%
ASKA Pharmaceutical Co., Ltd.	2,600	33,444
JCR Pharmaceuticals Co., Ltd.	1,400	34,740
Kaken Pharmaceutical Co., Ltd.	13,428	302,970
Kissei Pharmaceutical Co., Ltd.	2,900	72,701
KYORIN Holdings, Inc.	12,200	247,570
Mochida Pharmaceutical Co., Ltd.	2,900	195,633
Nichi-iko Pharmaceutical Co., Ltd.	7,465	120,657
Nippon Shinyaku Co., Ltd.	5,000	151,329
Rohto Pharmaceutical Co., Ltd.	10,700	143,486
Seikagaku Corp. (c)	3,500	52,678
Sosei Group Corp. (b)(c)	2,300	97,393
Sumitomo Dainippon Pharma Co., Ltd. (c)	18,200	231,783
Torii Pharmaceutical Co., Ltd.	2,700	74,826

See accompanying notes to financial statements.

SPDR Russell/Nomura Small Cap Japan ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014

Security Description	Shares	Value

Towa Pharmaceutical Co., Ltd. (c)	1,900	$83,226
ZERIA Pharmaceutical Co., Ltd. (c)	3,100	63,924

		1,906,360

PROFESSIONAL SERVICES — 0.7%
en-japan, Inc.	1,100	21,369
Meitic Corp.	5,844	173,677
Nihon M&A Center, Inc.	5,100	148,079
Pasona Group, Inc.	9,100	49,691
Temp Holdings Co., Ltd.	4,100	124,837
Yumeshin Holdings Co., Ltd. (c)	2,000	15,443

		533,096

REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.7%
Daibiru Corp.	12,226	140,321
Daikyo, Inc.	42,352	79,148
Goldcrest Co., Ltd. (c)	4,109	74,917
Heiwa Real Estate Co., Ltd.	9,300	146,501
K.K. daVinci Holdings (b)(d)	262	0
Kabuki-Za Co., Ltd	1,000	44,214
Kenedix, Inc. (b)(c)	40,300	173,772
Leopalace21 Corp. (b)	28,600	156,955
NTT Urban Development Corp. (c)	19,000	199,881
Raysum Co., Ltd. (b)	1,500	13,702
Relo Holdings, Inc.	1,200	82,811
Sumitomo Real Estate Sales Co., Ltd.	1,100	25,330
Sun Frontier Fudousan Co., Ltd. (c)	2,100	24,007
Takara Leben Co., Ltd. (c)	7,100	26,408
TOC Co., Ltd.	12,200	78,853

		1,266,820

ROAD & RAIL — 1.5%
Hamakyorex Co., Ltd.	3,300	114,167
Hitachi Transport System, Ltd.	9,100	117,467
Kobe Electric Railway Co., Ltd. (b)	29,500	97,352
Nippon Konpo Unyu Soko Co., Ltd.	3,500	58,644
Nishi-Nippon Railroad Co., Ltd.	33,000	124,545
Sankyu, Inc.	44,830	239,486
Seino Holdings Co., Ltd.	24,000	192,315
Sotetsu Holdings, Inc. (c)	36,000	130,289
Trancom Co., Ltd.	700	31,428

		1,105,693

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.8%
Dainippon Screen Manufacturing Co., Ltd.	36,000	183,126
Disco Corp. (c)	3,500	237,705
Ferrotec Corp.	5,800	34,156
Megachips Corp.	5,400	72,069
Nuflare Technology, Inc.	300	14,960
Renesas Electronics Corp. (b)(c)	3,900	33,455
Sanken Electric Co., Ltd. (c)	15,000	125,940
Shindengen Electric Manufacturing Co., Ltd.	7,000	47,796
Shinko Electric Industries Co., Ltd.	13,900	101,499
Sumco Corp. (c)	19,200	231,741
Tokyo Seimitsu Co., Ltd. (c)	8,100	136,089
Ulvac, Inc. (b)(c)	6,102	76,710
UT Holdings Co., Ltd.	2,700	14,202

		1,309,448

SOFTWARE — 2.0%
Advanced Media, Inc. (b)	1,600	13,988
Broadleaf Co., Ltd.	3,400	54,737
Capcom Co., Ltd. (c)	8,500	133,434
COLOPL, Inc. (b)(c)	3,400	111,737
DTS Corp.	6,332	132,534
Dwango Co., Ltd. (c)	3,400	70,328
Fuji Soft, Inc.	4,574	111,416
Justsystems Corp. (b)(c)	3,300	27,978
KLab, Inc. (b)(c)	2,700	40,194
Koei Tecmo Holdings Co., Ltd.	2,200	35,498
Marvelous, Inc. (c)	2,800	32,519
Nexon Co., Ltd.	15,800	130,352
NSD Co., Ltd. (c)	10,878	170,863
Oracle Corp.	4,300	167,774
Square Enix Holdings Co., Ltd. (c)	10,000	212,316
Ubiquitous Corp. (b)	800	10,443

		1,456,111

SPECIALTY RETAIL — 3.7%
ABC-Mart, Inc.	4,500	229,728
Adastria Holdings Co., Ltd. (c)	3,050	59,501
AOKI Holdings, Inc.	2,300	26,461
Aoyama Trading Co., Ltd.	6,700	156,055
AT-Group Co., Ltd.	1,000	19,153
Autobacs Seven Co., Ltd. (c)	13,088	203,428
Bic Camera, Inc. (c)	13,500	127,253
Broccoli Co., Ltd. (c)	3,000	34,295
Chiyoda Co., Ltd.	3,913	79,084
DCM Japan Holdings Co., Ltd.	17,800	122,026
EDION Corp. (c)	13,850	87,498
Geo Holdings Corp. (c)	11,700	100,793
Gulliver International Co., Ltd. (c)	7,100	60,388
Hikari Tsushin, Inc.	3,100	220,147
Jin Co., Ltd. (c)	1,400	37,739
K’s Holdings Corp. (c)	7,100	211,327
Kohnan Shoji Co., Ltd. (c)	12,200	135,797
Komeri Co., Ltd. (c)	6,430	146,132
Nishimatsuya Chain Co., Ltd. (c)	10,966	85,573
Pal Co., Ltd.	1,000	27,166
Shimachu Co., Ltd.	10,100	233,222
United Arrows, Ltd. (c)	3,529	130,453
VT Holdings Co., Ltd.	5,300	18,988
Xebio Co., Ltd.	5,561	84,306
Yellow Hat, Ltd.	1,000	21,970

		2,658,483

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.8%
Eizo Nanao Corp. (c)	4,800	110,707
Japan Digital Laboratory Co., Ltd.	1,400	25,883
Melco Holdings, Inc. (c)	2,700	51,590
Riso Kagaku Corp.	4,147	134,207
Roland DG Corp.	1,200	49,501
Toshiba TEC Corp.	15,000	97,087
Wacom Co., Ltd. (c)	25,800	111,484

		580,459

See accompanying notes to financial statements.

SPDR Russell/Nomura Small Cap Japan ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014

Security Description	Shares	Value

TEXTILES, APPAREL & LUXURY GOODS — 1.4%
Atsugi Co., Ltd.	71,470	$73,623
Daidoh, Ltd.	12,411	61,888
Fujibo Holdings, Inc.	8,000	23,483
Gunze, Ltd.	45,348	127,328
Onward Holdings Co., Ltd. (c)	24,000	149,870
Sanyo Shokai, Ltd.	22,516	49,468
Seiko Holdings Corp.	19,649	85,980
Seiren Co., Ltd.	2,600	23,228
The Japan Wool Textile Co., Ltd.	17,170	118,646
TSI Holdings Co., Ltd.	16,700	117,073
Unitika, Ltd. (b)(c)	107,084	49,786
Wacoal Holdings Corp.	11,000	107,097
Yondoshi Holdings, Inc.	900	18,025

		1,005,495

TRADING COMPANIES & DISTRIBUTORS — 2.4%
Hanwa Co., Ltd.	33,032	123,462
Inaba Denki Sangyo Co., Ltd.	4,863	163,585
Inabata & Co., Ltd.	11,675	117,607
Iwatani Corp.	31,422	217,701
Kanamoto Co., Ltd.	4,200	155,066
Kanematsu Corp.	38,000	60,969
Kuroda Electric Co., Ltd.	8,700	127,453
Mitani Corp.	1,600	39,046
MonotaRO Co., Ltd. (c)	5,300	132,724
Nagase & Co., Ltd.	12,900	156,759
Nichiden Corp.	4,700	99,446
Nippon Steel & Sumikin Bussan Corp.	14,000	53,986
Nishio Rent All Co., Ltd.	1,600	61,771
Okaya & Co., Ltd.	1,100	69,192
Trusco Nakayama Corp.	5,500	142,244
Wakita & Co., Ltd.	1,800	19,051
Yamazen Corp.	2,600	20,360

		1,760,422

TRANSPORTATION INFRASTRUCTURE — 1.0%
Japan Airport Terminal Co., Ltd. (c)	7,748	310,782
Mitsubishi Logistics Corp. (c)	15,000	215,233
The Sumitomo Warehouse Co., Ltd.	30,563	161,320

		687,335

WIRELESS TELECOMMUNICATION SERVICES — 0.0% (a)
Okinawa Cellular Telephone Co.	1,000	26,902

TOTAL COMMON STOCKS —
(Cost $78,156,183)		72,159,945

SHORT TERM INVESTMENTS — 18.5%
UNITED STATES — 18.5%
MONEY MARKET FUNDS — 18.5%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	13,400,169	13,400,169
State Street Institutional Liquid Reserves Fund 0.09% (f)(g)	96,763	96,763

TOTAL SHORT TERM INVESTMENTS —
(Cost $13,496,932)		13,496,932

TOTAL INVESTMENTS — 117.7%
(Cost $91,653,115)		85,656,877
OTHER ASSETS & LIABILITIES — (17.7)%		(12,906,241)

NET ASSETS — 100.0%		$72,750,636

(a)	Amount shown represents less than 0.05% of net assets.
(b)	Non-income producing security
(c)	A portion of the security was on loan at September 30, 2014.
(d)	Security is valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs (Note 2).
(e)	Investments of cash collateral for securities loaned
(f)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(g)	The rate shown is the annualized seven-day yield at period end.

See accompanying notes to financial statements.

SPDR S&P Global Dividend ETF
SCHEDULE OF INVESTMENTS
September 30, 2014

Security Description	Shares	Value

COMMON STOCKS — 99.4%
AUSTRALIA — 6.7%
ALS, Ltd. (a)	37,027	$170,751
APA Group	52,514	341,886
CFS Retail Property Trust Group	216,617	378,154
Coca-Cola Amatil, Ltd. (a)	48,577	373,214
JB Hi-Fi, Ltd. (a)	16,332	220,086
Sonic Healthcare, Ltd.	15,938	244,622
Woolworths, Ltd.	8,034	240,712

		1,969,425

BRAZIL — 1.1%
Natura Cosmeticos SA	21,498	324,541

CANADA — 17.5%
Bank of Montreal	3,296	243,112
Canadian Apartment Properties REIT	15,163	320,071
Canadian Imperial Bank of Commerce (a)	2,734	246,086
Cominar Real Estate Investment Trust	28,099	475,210
Emera, Inc.	8,918	279,538
Fortis, Inc.	8,637	267,561
Great-West Lifeco, Inc.	9,340	269,197
IGM Financial, Inc.	5,865	253,483
National Bank of Canada (a)	5,489	250,641
Power Corp. of Canada (a)	8,976	249,630
Power Financial Corp.	8,654	265,300
RioCan REIT	13,483	309,703
Rogers Communications, Inc. (Class B) (a)	7,468	280,129
Royal Bank of Canada	2,917	208,944
Shaw Communications, Inc. (Class B) (a)	10,452	256,729
Sun Life Financial, Inc. (a)	6,389	232,109
TELUS Corp.	6,739	230,593
The Bank of Nova Scotia	3,159	195,807
TransCanada Corp. (a)	5,362	276,748

		5,110,591

CHINA — 3.0%
Jiangsu Expressway Co., Ltd. (Class H)	246,000	259,461
Sino Land Co., Ltd.	162,000	250,351
Zijin Mining Group Co., Ltd. (Class H) (a)	1,472,000	358,280

		868,092

FINLAND — 2.1%
Fortum Oyj	14,342	349,849
Konecranes Oyj	9,670	260,193

		610,042

FRANCE — 6.9%
Bouygues SA	9,415	305,247
GDF Suez	18,599	466,614
Neopost SA	6,800	499,858
Total SA	4,540	295,074
Unibail-Rodamco SE	972	250,119
Vinci SA	3,250	188,876

		2,005,788

GERMANY — 2.2%
Bilfinger SE	2,893	183,497
Deutsche Euroshop AG	4,646	201,103
Muenchener Rueckversicherungs- Gesellschaft AG	1,320	261,045

		645,645

HONG KONG — 2.3%
China Mobile, Ltd.	33,000	381,418
CLP Holdings, Ltd.	35,000	281,033

		662,451

ITALY — 1.8%
Atlantia SpA	9,989	246,694
Hera SpA	103,229	273,327

		520,021

JAPAN — 3.5%
Canon, Inc.	8,500	276,669
Eisai Co., Ltd. (a)	6,200	250,668
TonenGeneral Sekiyu K.K.	30,000	262,273
UNY Group Holdings Co., Ltd. (a)	43,900	233,317

		1,022,927

NORWAY — 2.0%
Orkla ASA	37,848	342,372
Statoil ASA	8,559	233,473

		575,845

PORTUGAL — 1.1%
EDP — Energias de Portugal SA	76,171	332,450

SINGAPORE — 1.1%
Singapore Telecommunications, Ltd.	104,000	309,888

SOUTH AFRICA — 4.0%
MTN Group, Ltd.	15,802	333,320
Standard Bank Group, Ltd.	17,114	197,902
The Foschini Group, Ltd.	31,832	330,202
Truworths International, Ltd. (a)	50,817	305,624

		1,167,048

SOUTH KOREA — 0.8%
KT&G Corp.	2,589	231,851

SPAIN — 3.0%
Abertis Infraestructuras SA	12,301	243,034
Enagas SA	11,587	373,690
Red Electrica Corporacion SA	3,138	271,777

		888,501

SWEDEN — 3.7%
Skanska AB (Class B)	13,175	272,880
Tele2 AB (Class B)	33,631	406,601
TeliaSonera AB	59,206	410,016

		1,089,497

SWITZERLAND — 3.8%
Baloise Holding AG	2,349	301,154
Banque Cantonale Vaudoise	537	287,749
PSP Swiss Property AG (b)	2,740	229,982
Swiss Prime Site AG (b)	3,847	285,455

		1,104,340

TAIWAN — 0.7%
Simplo Technology Co., Ltd.	41,000	198,803

See accompanying notes to financial statements.

SPDR S&P Global Dividend ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014

Security Description	Shares	Value

THAILAND — 1.4%
Advanced Info Service PCL NVDR	59,000	$409,406

UNITED KINGDOM — 11.3%
AstraZeneca PLC	6,921	498,336
BAE Systems PLC	48,332	369,436
BHP Billiton PLC	8,246	229,261
British American Tobacco PLC	4,806	271,291
Carillion PLC	67,766	334,630
Centrica PLC	69,590	347,247
GlaxoSmithKline PLC	13,532	309,976
Tesco PLC	76,743	231,655
United Business Media PLC	26,924	254,467
William Morrison Supermarkets PLC (a)	170,489	465,162

		3,311,461

UNITED STATES — 19.4%
Avista Corp. (a)	7,911	241,523
Consolidated Edison, Inc. (a)	5,328	301,884
Darden Restaurants, Inc. (a)	7,307	376,018
Entergy Corp. (a)	3,674	284,110
FirstEnergy Corp. (a)	9,900	332,343
Hawaiian Electric Industries, Inc. (a)	13,673	363,018
HollyFrontier Corp. (a)	4,018	175,506
Integrys Energy Group, Inc. (a)	3,913	253,641
National Health Investors, Inc. (a)	4,828	275,872
New York Community Bancorp, Inc. (a)	25,673	407,431
Northwest Natural Gas Co. (a)	5,842	246,825
People’s United Financial, Inc. (a)	18,657	269,967
Pepco Holdings, Inc. (a)	9,920	265,459
Pinnacle West Capital Corp. (a)	4,762	260,196
PPL Corp. (a)	8,661	284,427
Public Service Enterprise Group, Inc. (a)	6,559	244,257
SCANA Corp. (a)	5,028	249,439
The Southern Co. (a)	7,014	306,161
UIL Holdings Corp. (a)	8,477	300,086
United Bankshares, Inc. (a)	7,888	243,976

		5,682,139

TOTAL COMMON STOCKS —
(Cost $29,338,191)		29,040,752

SHORT TERM INVESTMENTS — 20.2%
UNITED STATES — 20.2%
MONEY MARKET FUNDS — 20.2%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	5,629,316	5,629,316
State Street Institutional Liquid Reserves Fund 0.09% (d)(e)	259,380	259,380

TOTAL SHORT TERM INVESTMENTS —
(Cost $5,888,696)		5,888,696

TOTAL INVESTMENTS — 119.6%
(Cost $35,226,887)		34,929,448
OTHER ASSETS & LIABILITIES — (19.6)%		(5,729,777)

NET ASSETS — 100.0%		$29,199,671

(a)	A portion of the security was on loan at September 30, 2014.
(b)	Non-income producing security
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(e)	The rate shown is the annualized seven-day yield at period end.
NVDR = Non Voting Depositary Receipt
PCL = Public Company Limited
PLC = Public Limited Company
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR S&P International Dividend ETF
SCHEDULE OF INVESTMENTS
September 30, 2014

Security Description	Shares	Value

COMMON STOCKS — 99.5%
AUSTRALIA — 15.1%
APA Group	2,867,503	$18,668,509
ASX, Ltd.	259,557	8,144,714
AusNet Services	7,888,637	9,422,528
Australia & New Zealand Banking Group, Ltd.	282,622	7,646,774
Bendigo & Adelaide Bank, Ltd. (a)	769,594	8,027,323
CFS Retail Property Trust Group	6,100,755	10,650,238
Commonwealth Bank of Australia	107,032	7,051,536
Dexus Property Group	8,970,320	8,712,920
DUET Group	67,663	143,877
Federation Centres	4,265,864	9,630,737
Insurance Australia Group, Ltd.	2,110,716	11,303,528
Metcash, Ltd. (a)	8,176,017	18,816,132
Monadelphous Group, Ltd. (a)	533,459	5,956,409
Myer Holdings, Ltd. (a)	9,008,784	15,450,945
National Australia Bank, Ltd.	332,807	9,476,387
Scentre Group (b)	3,745,900	10,751,346
Spark Infrastructure Group (a)	7,416,518	11,941,275
Stockland	2,945,335	10,180,394
Tatts Group, Ltd.	4,316,090	11,896,901
Westpac Banking Corp.	290,580	8,172,302
WorleyParsons, Ltd.	1,290,674	17,325,059

		219,369,834

BRAZIL — 1.7%
Companhia Energetica de Minas Gerais ADR	1,080,085	6,728,930
Oi SA ADR (a)(b)	25,080,139	17,556,097

		24,285,027

CANADA — 9.8%
Artis REIT	865,174	11,852,547
Baytex Energy Corp. (a)	819,761	31,065,168
BCE, Inc.	1,097	47,009
Bell Aliant, Inc.	1,379	37,771
Calloway REIT	443,514	10,207,311
Canadian Oil Sands, Ltd. (a)	1,765,728	32,642,781
Cominar Real Estate Investment Trust	793,471	13,419,178
Crescent Point Energy Corp. (a)	930,623	33,659,149
Dream Office Real Estate Investment Trust	359,270	8,988,581

		141,919,495

CHINA — 3.2%
Bank of China, Ltd. (Class H)	15,298,000	6,855,937
China Citic Bank Corp., Ltd. (Class H)	10,464,000	6,347,045
Country Garden Holdings Co., Ltd. (a)	16,188,000	6,108,207
Guangzhou R&F Properties Co., Ltd. (Class H) (a)	7,618,400	7,701,696
Industrial & Commercial Bank of China (Class H)	10,056,000	6,267,922
Xinyi Glass Holdings, Ltd. (a)	11,228,000	7,012,891
Zijin Mining Group Co., Ltd. (Class H) (a)	24,060,000	5,856,126

		46,149,824

COLOMBIA — 0.6%
Ecopetrol SA ADR (a)	258,617	8,086,954

CZECH REPUBLIC — 0.4%
Komercni Banka AS	25,786	6,133,053

DENMARK — 1.2%
TDC A/S	2,326,495	17,671,681

FINLAND — 5.4%
Elisa Oyj	749,784	19,909,399
Fortum Oyj	1,417,105	34,567,947
Orion Oyj (Class B)	469,945	18,403,397
YIT Oyj (a)	750,062	5,789,321

		78,670,064

FRANCE — 3.2%
Fonciere Des Regions	91,414	8,239,407
Neopost SA (a)	147,921	10,873,453
Total SA (a)	426,818	27,740,698

		46,853,558

GERMANY — 5.7%
Drillisch AG (a)	538,177	18,152,050
Freenet AG	1,007,013	26,211,808
ProSiebenSat.1 Media AG	687,234	27,390,078
Telefonica Deutschland Holding AG (a)(b)	2,042,458	10,681,758

		82,435,694

HONG KONG — 3.7%
BOC Hong Kong Holdings, Ltd. (a)	2,741,500	8,738,088
China Power International Development, Ltd. (a)	15,314,000	7,099,767
Evergrande Real Estate Group, Ltd. (a)	17,256,000	6,488,972
Greentown China Holdings, Ltd. (a)	8,480,500	7,939,786
Poly Property Group Co., Ltd.	19,146,000	7,347,630
Shougang Fushan Resources Group, Ltd. (a)	31,912,000	7,150,826
Yue Yuen Industrial Holdings, Ltd.	3,099,500	9,400,166

		54,165,235

ISRAEL — 1.2%
Israel Chemicals, Ltd.	2,485,233	17,874,521

ITALY — 4.6%
ENI SpA (a)	1,393,670	33,221,644
Terna Rete Elettrica Nationale SpA	6,557,375	32,985,309

		66,206,953

MEXICO — 0.7%
Grupo Financiero Santander Mexico SAB de CV ADR (Class B) (a)	791,274	10,705,937

NETHERLANDS — 0.7%
Corio NV	208,474	10,224,749

NEW ZEALAND — 1.7%
Spark New Zealand, Ltd. (a)	10,457,210	24,208,089

NORWAY — 1.3%
Gjensidige Forsikring ASA	856,471	18,122,208

PORTUGAL — 2.3%
EDP — Energias de Portugal SA (a)	7,527,947	32,855,939

See accompanying notes to financial statements.

SPDR S&P International Dividend ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014

Security Description	Shares	Value

RUSSIA — 0.4%
MegaFon OAO GDR	241,570	$6,131,047

SINGAPORE — 2.9%
Ascendas REIT	6,253,000	11,032,110
Hutchison Port Holdings Trust (a)	21,707,000	15,194,900
Keppel REIT (a)	8,129,000	7,585,282
Suntec REIT (a)	6,476,000	8,937,317

		42,749,609

SOUTH AFRICA — 2.6%
Kumba Iron Ore, Ltd. (a)	424,760	10,020,249
MMI Holdings, Ltd. (a)	2,363,544	5,483,016
Redefine Properties, Ltd. REIT	9,714,722	8,357,675
Reunert, Ltd.	1,174,833	6,183,906
Vodacom Group, Ltd. (a)	624,987	7,191,230

		37,236,076

SPAIN — 2.6%
Enagas SA	1,144,700	36,917,457
Ferrovial SA	26,380	511,698

		37,429,155

SWEDEN — 4.4%
NCC AB (Class B) (a)	474,735	15,779,716
Swedbank AB (Class A)	400,365	10,091,882
TeliaSonera AB	5,551,824	38,447,791

		64,319,389

SWITZERLAND — 0.8%
Zurich Insurance Group AG (b)	39,686	11,828,962

THAILAND — 1.0%
Advanced Info Service PCL	15,500	107,556
Advanced Info Service PCL NVDR	975,900	6,771,858
Intouch Holdings PCL NVDR	3,299,365	7,377,146

		14,256,560

TURKEY — 1.3%
Eregli Demir ve Celik Fabrikalari TAS	3,861,509	7,161,602
Tofas Turk Otomobil Fabrikasi AS	947,212	5,315,816
Turk Telekomunikasyon AS	2,368,068	6,239,955

		18,717,373

UNITED KINGDOM — 20.7%
Admiral Group PLC	454,363	9,450,458
Amlin PLC	1,250,653	8,799,334
AstraZeneca PLC	640,155	46,093,327
BAE Systems PLC	4,533,699	34,654,340
Berkeley Group Holdings PLC	599,621	21,871,703
Carillion PLC (a)	2,401,304	11,857,696
Catlin Group, Ltd.	943,496	7,984,244
J Sainsbury PLC (a)	7,066,814	28,812,762
National Grid PLC	2,345,950	33,771,859
Phoenix Group Holdings	1,053,992	12,439,185
Royal Dutch Shell PLC (Class A)	1,166,820	44,613,161
Vodafone Group PLC	11,965,296	39,648,575

		299,996,644

UNITED STATES — 0.3%
CTC Media, Inc.	687,278	4,570,399

TOTAL COMMON STOCKS —
(Cost $1,491,153,460)		1,443,174,029

RIGHTS — 0.0% (c)
CHINA — 0.0% (c)
Country Garden Holdings Co., Ltd. (expiring 10/8/14) (a)(b) (Cost $0)	1,022,200	57,922

SHORT TERM INVESTMENTS — 16.2%
UNITED STATES — 16.2%
MONEY MARKET FUNDS — 16.2%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	219,686,389	219,686,389
State Street Institutional Liquid Reserves Fund 0.09% (e)(f)	14,252,632	14,252,632

TOTAL SHORT TERM INVESTMENTS —
(Cost $233,939,021)		233,939,021

TOTAL INVESTMENTS — 115.7%
(Cost $1,725,092,481)		1,677,170,972
OTHER ASSETS & LIABILITIES — (15.7)%		(227,057,037)

NET ASSETS — 100.0%		$1,450,113,935

(a)	A portion of the security was on loan at September 30, 2014.
(b)	Non-income producing security
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Investments of cash collateral for securities loaned
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(f)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
NVDR = Non Voting Depositary Receipt
PCL = Public Company Limited
PLC = Public Limited Company
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR S&P International Mid Cap ETF
SCHEDULE OF INVESTMENTS
September 30, 2014

Security Description	Shares	Value

COMMON STOCKS — 99.6%
AUSTRALIA — 6.5%
ALS, Ltd. (a)	14,897	$68,698
Alumina, Ltd. (b)	82,413	122,236
Ansell, Ltd.	5,872	99,940
Aristocrat Leisure, Ltd.	18,972	96,952
AusNet Services	55,349	66,111
Bank of Queensland, Ltd.	15,339	156,237
Bendigo & Adelaide Bank, Ltd. (a)	48,955	182,880
BlueScope Steel, Ltd. (b)	22,336	105,934
Boral, Ltd. (a)	30,599	133,075
carsales.com, Ltd. (a)	8,948	77,203
Challenger Financial Services Group, Ltd.	17,434	108,620
Cochlear, Ltd. (a)	2,408	146,466
DUET Group	49,827	105,951
DuluxGroup, Ltd.	29,810	145,034
Echo Entertainment Group, Ltd.	52,756	151,418
Federation Centres	59,306	133,891
Flight Centre Travel Group, Ltd. (a)	2,219	83,009
GrainCorp, Ltd.	9,373	70,126
Harvey Norman Holdings, Ltd. (a)	31,729	100,785
Healthscope, Ltd. (b)	68,539	146,339
Iluka Resources, Ltd. (a)	16,397	112,777
Incitec Pivot, Ltd.	58,665	139,117
Investa Office Fund	49,333	144,616
IOOF Holdings, Ltd.	18,791	140,424
Lend Lease Group	24,717	310,154
Metcash, Ltd. (a)	35,479	81,651
New Hope Corp., Ltd.	6,976	15,932
Perpetual, Ltd.	3,708	143,350
Platinum Asset Management, Ltd.	5,512	29,229
Primary Health Care, Ltd.	19,345	73,975
Qantas Airways, Ltd. (b)	44,601	54,249
Reece Australia, Ltd.	1,665	48,444
Seven Group Holdings, Ltd.	3,684	21,792
Sims Metal Management, Ltd. (a)(b)	14,257	139,851
Spark Infrastructure Group (a)	37,386	60,195
Tabcorp Holdings, Ltd.	28,968	91,508
Tatts Group, Ltd.	66,809	184,153
Toll Holdings, Ltd.	28,156	138,958
TPG Telecom, Ltd.	10,229	61,224
Treasury Wine Estates, Ltd.	26,501	98,324
Washington H Soul Pattinson & Co., Ltd.	4,325	54,876
WorleyParsons, Ltd.	8,321	111,695

		4,557,399

AUSTRIA — 0.9%
ams AG	4,162	158,335
Atrium European Real Estate, Ltd. (b)	5,023	26,143
CA Immobilien Anlagen AG (b)	8,062	161,014
IMMOFINANZ AG (b)	44,971	127,651
Mayr Melnhof Karton AG	270	28,685
Oesterreichische Post AG	1,147	55,016
Telekom Austria AG (a)	11,953	107,736

		664,580

BELGIUM — 0.9%
Ackermans & van haaren NV (a)	909	112,361
Bekaert NV (a)	1,228	40,961
bpost SA	2,520	60,166
Cofinimmo SA	2,087	236,485
Elia System Operator SA/NV	955	45,886
Financiere de Tubize SA	577	43,238
S.A. D’Ieteren NV (a)	611	23,719
Sofina SA	707	77,594

		640,410

BERMUDA — 0.3%
Hiscox, Ltd.	17,653	180,294

CANADA — 9.9%
Aimia, Inc.	8,900	135,306
Air Canada (Class A) (b)	19,388	148,331
Allied Properties REIT	4,926	150,661
Amaya Gaming Group, Inc. (b)	4,825	133,583
ATCO, Ltd. (Class I)	4,250	172,654
Athabasca Oil Corp. (a)(b)	11,432	58,615
Boardwalk REIT	962	59,310
Bonavista Energy Corp. (a)	5,927	68,310
CAE, Inc.	9,337	113,459
Calloway REIT	2,110	48,561
Canadian Apartment Properties REIT	2,202	46,481
Canadian REIT	1,351	58,643
Canadian Western Bank (a)	4,977	175,468
Canfor Corp. (b)	2,990	67,101
Capital Power Corp.	6,498	155,538
CCL Industries, Inc. (Class B)	1,101	110,263
Cineplex, Inc. (a)	2,366	87,713
Cogeco Cable, Inc.	626	32,058
Cominar Real Estate Investment Trust	2,521	42,635
DH Corp.	5,689	168,346
Dream Office Real Estate Investment Trust	1,530	38,279
E-L Financial Corp., Ltd.	120	74,198
Element Financial Corp. (b)	13,838	168,154
Emera, Inc.	4,766	149,392
Enerplus Corp. (a)	8,479	161,302
Ensign Energy Services, Inc.	3,904	51,387
First Capital Realty, Inc. (a)	3,461	54,228
Genworth MI Canada, Inc.	952	30,156
Gibson Energy, Inc. (a)	5,155	161,355
Home Capital Group, Inc. (a)	2,202	99,288
HudBay Minerals, Inc.	15,720	134,616
Industrial Alliance Insurance & Financial Services, Inc.	3,725	154,560
InterOil Corp. (a)(b)	1,415	76,778
Kinross Gold Corp. (b)	49,672	165,344
Linamar Corp.	2,052	106,130
Lundin Mining Corp. (b)	24,223	119,863
MacDonald, Dettwiler & Associates, Ltd.	1,264	94,725
Mullen Group, Ltd. (a)	2,990	68,439
New Gold, Inc. (b)	19,148	97,149
Pan American Silver Corp.	12,052	132,755
Pason Systems, Inc.	5,134	143,837
Pengrowth Energy Corp. (a)	15,701	82,470
Penn West Petroleum, Ltd.	21,692	147,324
PrairieSky Royalty, Ltd.	4,700	148,248
Precision Drilling Corp.	16,751	181,217
Progressive Waste Solutions, Ltd. (a)	6,436	165,918

See accompanying notes to financial statements.

SPDR S&P International Mid Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014

Security Description	Shares	Value

Quebecor, Inc. (Class B) (a)	3,457	$87,048
Ritchie Bros Auctioneers, Inc. (a)	2,890	64,935
Russel Metals, Inc.	6,182	191,232
Secure Energy Services, Inc.	6,872	148,564
ShawCor, Ltd. (Class A)	1,874	94,744
Stantec, Inc.	1,736	113,833
Tahoe Resources, Inc. (b)	2,546	51,920
The Jean Coutu Group Pjc, Inc. (Class A)	4,229	88,852
TMX Group, Ltd.	619	30,337
TransAlta Corp. (a)	10,052	105,687
TransForce, Inc.	6,182	149,523
Trican Well Service, Ltd.	11,842	138,813
Trilogy Energy Corp. (a)	2,309	52,397
Veresen, Inc. (a)	12,232	186,400
West Fraser Timber Co., Ltd.	2,664	130,512
Westshore Terminals Investment Corp.	5,080	151,916
Whitecap Resources, Inc.	12,175	174,637

		7,001,498

DENMARK — 0.9%
FLSmidth & Co. A/S (a)	2,016	96,477
GN Store Nord A/S	7,370	162,591
H. Lundbeck A/S	2,290	51,142
Sydbank A/S (b)	4,954	150,990
Topdanmark A/S (b)	3,097	93,866
William Demant Holding (b)	935	71,735

		626,801

FINLAND — 1.4%
Amer Sports Oyj	4,119	82,785
Cargotec Oyj (a)	1,450	48,485
Elisa Oyj	9,371	248,833
Huhtamaki Oyj	2,945	80,879
Kemira Oyj	1,982	26,164
Kesko Oyj (Class B)	2,756	98,701
Neste Oil Oyj (a)	5,151	106,064
Nokian Renkaat Oyj	5,018	151,375
Outokumpu Oyj (b)	18,327	127,797

		971,083

FRANCE — 3.3%
Air France-KLM (a)(b)	4,642	43,534
Arkema SA	2,959	198,560
bioMerieux (a)	570	59,023
Bourbon SA	1,572	42,616
Eramet (b)	391	41,209
Eurazeo SA	1,133	81,553
Faurecia (a)	1,908	61,028
Havas SA	10,232	79,117
Ipsen SA	2,110	103,793
Korian-Medica	3,973	149,914
Lagardere SCA	5,249	140,507
Mercialys SA REIT	6,287	137,120
Metropole Television SA	2,724	44,012
Neopost SA (a)	1,396	102,618
Nexity	1,361	50,263
Orpea	1,705	106,012
Plastic Omnium SA	2,450	58,619
Remy Cointreau SA	1,923	138,466
Rubis	1,603	92,319
Sa des Ciments Vicat	699	45,263
Sartorius Stedim Biotech (a)	186	31,086
Schneider Electric SE	589	45,238
SEB SA	1,171	88,342
Societe Television Francaise 1	4,572	61,683
Technicolor SA (b)	20,371	132,966
Teleperformance	2,420	149,735
Vilmorin & Cie	215	22,991

		2,307,587

GERMANY — 4.2%
Aareal Bank AG	3,481	151,402
Aurubis AG	1,060	52,437
Bilfinger SE	2,400	152,227
Carl Zeiss Meditec AG (a)	1,064	30,914
CTS Eventim AG & Co. KGaA	2,106	59,513
Deutsche Euroshop AG	1,134	49,085
Dialog Semiconductor PLC (b)	5,263	147,896
Drillisch AG	3,979	134,207
Duerr AG	1,024	74,807
ElringKlinger AG	1,104	32,690
Freenet AG	5,576	145,139
Gerresheimer AG	2,525	164,015
Gerry Weber International AG	870	34,361
KION Group AG	749	27,713
Krones AG	532	46,277
KWS Saat AG	86	30,343
LEG Immobilien AG (b)	3,259	225,896
Leoni AG	2,495	136,221
MorphoSys AG (b)	1,549	152,022
MTU Aero Engines AG	2,066	176,427
OSRAM Licht AG (b)	3,317	123,590
Puma AG Rudolf Dassler Sport (a)	94	21,790
Rational AG	96	28,560
Rheinmetall AG	2,739	131,828
Rhoen-Klinikum AG	4,973	150,897
Salzgitter AG	1,482	51,119
SGL Carbon AG (a)(b)	1,579	32,663
Software AG (a)	2,214	54,874
Stada Arzneimittel AG	2,682	106,740
TUI AG (a)	5,182	77,539
Wirecard AG	4,665	172,401

		2,975,593

HONG KONG — 1.8%
ASM Pacific Technology, Ltd. (a)	8,200	81,154
Champion REIT	126,000	52,574
Esprit Holdings, Ltd. (a)	87,916	113,672
First Pacific Co., Ltd.	96,500	100,538
Genting Hong Kong, Ltd.	70,928	27,307
Great Eagle Holdings, Ltd.	5,000	16,999
Hopewell Holdings	42,500	148,871
Macau Legend Development, Ltd. (a)(b)	420,000	213,107
Melco International Development, Ltd. (a)	44,000	101,768
Orient Overseas International, Ltd.	3,000	16,613
PCCW, Ltd.	184,807	116,143
SA SA International Holdings, Ltd. (a)	24,000	16,443
Shangri-La Asia, Ltd.	88,000	130,553

See accompanying notes to financial statements.

SPDR S&P International Mid Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014

Security Description	Shares	Value

Television Broadcasts, Ltd. (a)	12,400	$74,016
VTech Holdings, Ltd. (a)	4,300	53,050

		1,262,808

IRELAND — 1.3%
Dragon Oil PLC	14,941	149,106
Glanbia PLC	5,326	76,902
Grafton Group PLC	14,214	144,249
ICON PLC (a)(b)	2,155	123,331
Kingspan Group PLC	4,345	69,159
Paddy Power PLC	2,006	144,873
Smurfit Kappa Group PLC	8,642	189,465

		897,085

ISRAEL — 0.8%
Azrieli Group	957	32,857
Bezeq The Israeli Telecommunication Corp., Ltd.	76,746	132,496
Delek Group, Ltd.	167	63,228
Gazit-Globe, Ltd.	3,068	38,261
Mizrahi Tefahot Bank, Ltd. (b)	3,968	47,418
NICE Systems, Ltd.	2,751	111,399
Osem Investments, Ltd.	2,506	53,766
The Israel Corp., Ltd. (b)	98	55,137

		534,562

ITALY — 2.6%
A2A SpA	45,783	45,401
Autogrill SpA (b)	4,013	31,608
Azimut Holding SpA	3,733	94,456
Banca Generali SpA	1,982	52,404
Banca Popolare dell’Emilia Romagna SC (b)	16,471	131,084
Banca Popolare di Milano Scarl (b)	232,030	187,445
Buzzi Unicem SpA	4,658	39,101
Davide Campari-Milano SpA (a)	12,188	87,991
De’ Longhi SpA	1,878	37,816
DiaSorin SpA	828	31,086
FinecoBank Banca Fineco SpA (b)	27,623	147,884
Gtech Spa (a)	2,764	65,677
Hera SpA	15,675	41,504
Mediaset SpA (a)(b)	31,314	120,255
Moncler SpA	9,542	136,209
Prysmian SpA	8,591	159,641
Recordati SpA	5,248	86,051
Tod’s SpA	1,339	132,697
Unipol Gruppo Finanziario SpA	28,735	139,100
World Duty Free SpA (b)	3,508	40,105

		1,807,515

JAPAN — 30.8%
Advance Residence Investment Corp.	81	188,295
Advantest Corp. (a)	8,300	106,989
Aeon Credit Service Co., Ltd.	7,200	154,049
Air Water, Inc.	8,000	119,021
Alfresa Holdings Corp. (a)	12,000	172,952
Alps Electric Co., Ltd.	10,300	176,808
Amada Co., Ltd.	44,000	419,162
Asics Corp.	10,100	227,514
Benesse Holdings, Inc. (a)	4,400	144,400
Calbee, Inc.	6,000	196,363
Canon Marketing Japan, Inc.	4,400	84,715
Credit Saison Co., Ltd. (a)	5,100	98,239
Daicel Corp.	44,000	477,725
Don Quijote Holdings Co., Ltd.	4,400	252,300
Dowa Holdings Co., Ltd.	44,000	366,215
Ebara Corp. (a)	44,000	263,531
FamilyMart Co., Ltd. (a)	4,400	167,865
Frontier Real Estate Investment Corp.	35	167,829
Fuji Electric Holdings Co., Ltd.	44,000	212,991
Fuji Television Network, Inc.	4,400	65,421
Fukuoka Financial Group, Inc.	44,000	209,782
GLP J-REIT	159	183,648
Hakuhodo DY Holdings, Inc. (a)	8,800	89,047
Hamamatsu Photonics K.K.	4,400	208,979
Hisamitsu Pharmaceutical Co., Inc.	5,600	201,140
Hitachi Capital Corp. (a)	4,400	105,773
Hitachi Construction Machinery Co., Ltd. (a)	4,400	88,566
Hokuhoku Financial Group, Inc.	44,000	86,239
Hokuriku Electric Power Co.	8,500	111,660
Hoshizaki Electric Co., Ltd.	3,300	154,027
Ibiden Co., Ltd.	4,400	85,678
Idemitsu Kosan Co., Ltd.	17,600	373,516
Iida Group Holdings Co., Ltd.	11,700	143,137
Isetan Mitsukoshi Holdings, Ltd.	21,600	281,187
J Front Retailing Co., Ltd.	22,000	287,798
Japan Airport Terminal Co., Ltd. (a)	4,100	164,456
Japan Display, Inc. (b)	27,645	133,317
Japan Prime Realty Investment Corp.	44	158,439
Japan Retail Fund Investment Corp.	101	203,482
JSR Corp. (a)	8,400	146,490
Kakaku.com, Inc. (a)	5,200	73,856
Kansai Paint Co., Ltd. (a)	15,000	223,985
Keihan Electric Railway Co., Ltd.	44,000	189,325
Keio Corp.	25,000	184,831
Keisei Electric Railway Co., Ltd.	14,000	140,645
Kewpie Corp.	4,400	74,286
Kikkoman Corp.	13,000	276,248
Koito Manufacturing Co., Ltd. (a)	6,900	187,384
Konami Corp. (a)	5,500	114,618
Kuraray Co., Ltd.	13,600	159,438
Kurita Water Industries, Ltd. (a)	8,300	185,151
Mabuchi Motor Co., Ltd.	1,200	104,581
Marui Group Co., Ltd.	39,900	328,453
Medipal Holdings Corp.	17,500	212,658
Miraca Holdings, Inc. (a)	4,400	181,904
MISUMI Group, Inc.	4,400	132,768
Mitsubishi Gas Chemical Co., Inc. (a)	44,000	280,377
Mitsubishi Materials Corp.	63,000	203,883
Mitsubishi UFJ Lease & Finance Co., Ltd.	22,800	119,098
Mitsui Chemicals, Inc. (b)	44,000	122,339
Mitsui OSK Lines, Ltd. (a)	44,000	140,389
Mixi, Inc. (a)	3,000	150,144
Nabtesco Corp. (a)	4,400	105,452
Nagoya Railroad Co., Ltd. (a)	44,000	176,489
Nankai Electric Railway Co., Ltd.	44,000	202,161
NH Foods, Ltd.	10,000	212,042
NHK Spring Co., Ltd.	9,400	92,119

See accompanying notes to financial statements.

SPDR S&P International Mid Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014

Security Description	Shares	Value

Nippon Electric Glass Co., Ltd.	44,000	$214,194
Nippon Express Co., Ltd.	44,000	184,110
Nippon Prologis REIT, Inc. (a)	61	141,858
Nippon Yusen K.K. (a)	49,000	129,094
Nissan Chemical Industries, Ltd.	7,500	132,777
Nisshin Seifun Group, Inc. (a)	27,500	271,753
NOK Corp.	4,400	100,920
Nomura Real Estate Holdings, Inc.	4,400	75,570
NTN Corp. (a)	35,000	157,938
NTT Urban Development Corp. (a)	4,400	46,288
Obic Co., Ltd.	4,400	157,236
OJI Paper Co., Ltd.	44,000	166,462
Park24 Co., Ltd.	4,400	70,195
Rinnai Corp.	4,400	365,413
Ryohin Keikaku Co., Ltd.	1,300	154,893
Sankyo Co., Ltd. (a)	4,400	157,637
Sanrio Co., Ltd. (a)	4,400	127,554
Santen Pharmaceutical Co., Ltd.	4,400	246,283
SBI Holdings, Inc.	8,800	98,513
Seven Bank, Ltd.	22,700	92,501
Shikoku Electric Power Co., Inc. (b)	8,500	108,948
Shimadzu Corp.	44,000	380,655
Showa Shell Sekiyu K.K.	8,100	77,238
Sojitz Corp.	52,100	81,692
Stanley Electric Co., Ltd.	13,300	287,594
Sumitomo Heavy Industries, Ltd.	44,000	247,486
Sumitomo Rubber Industries, Inc.	5,400	76,746
Suruga Bank, Ltd.	16,000	318,848
Suzuken Co., Ltd.	4,400	126,751
Taiheiyo Cement Corp. (a)	44,000	166,060
Taiyo Nippon Sanso Corp. (a)	44,000	387,875
Takashimaya Co., Ltd.	44,000	367,820
The Bank of Kyoto, Ltd. (a)	44,000	365,413
The Chugoku Bank, Ltd.	8,600	126,301
The Gunma Bank, Ltd.	19,000	109,467
The Hachijuni Bank, Ltd.	47,000	282,356
The Hiroshima Bank, Ltd.	44,000	216,199
The Iyo Bank, Ltd.	13,600	137,618
The Joyo Bank, Ltd. (a)	44,000	216,601
THK Co., Ltd.	4,800	119,458
Toho Co., Ltd.	13,300	300,688
Toho Gas Co., Ltd. (a)	44,000	247,887
Tokyo Tatemono Co., Ltd.	44,000	355,786
TOTO, Ltd.	17,000	186,900
Toyo Seikan Group Holdings, Ltd.	5,500	68,139
Toyo Suisan Kaisha, Ltd.	7,000	232,280
Toyota Boshoku Corp. (a)	4,400	46,128
Trend Micro, Inc.	4,400	148,813
United Urban Investment Corp.	135	207,124
Yamada Denki Co., Ltd. (a)	39,400	114,937
Yamaha Corp. (a)	17,500	228,611
Yaskawa Electric Corp. (a)	10,200	138,083
Yokogawa Electric Corp. (a)	7,800	102,535

		21,723,595

JERSEY — 0.3%
Beazley PLC	40,956	180,995

LUXEMBOURG — 0.7%
COLT Group SA (b)	65,310	141,558
Eurofins Scientific SE (a)	339	87,790
GAGFAH SA (b)	12,355	230,210
L’Occitane International SA	13,500	30,946

		490,504

NETHERLANDS — 2.1%
Aalberts Industries NV	3,457	89,634
Arcadis NV	4,358	144,320
ASM International NV	4,116	149,617
Constellium NV (Class A) (b)	5,945	146,306
Delta Lloyd NV	6,864	165,572
Eurocommercial Properties NV	3,610	159,019
Fugro NV	4,618	139,804
Nutreco NV	3,085	112,315
PostNL NV (b)	31,966	138,144
SBM Offshore NV (a)(b)	8,792	127,669
TNT Express NV	13,635	86,363

		1,458,763

NEW ZEALAND — 0.9%
Auckland International Airport, Ltd.	28,669	86,032
Contact Energy, Ltd.	18,459	86,040
Fisher & Paykel Healthcare Corp., Ltd.	36,574	147,955
Mighty River Power, Ltd.	16,072	32,133
Ryman Healthcare, Ltd.	15,443	94,009
Sky Network Television, Ltd.	28,670	140,785
Spark New Zealand, Ltd.	31,614	73,185

		660,139

NORWAY — 1.0%
Akastor ASA	6,128	24,663
Aker ASA	865	28,417
Aker Solutions ASA (b)(c)	6,128	61,063
Det Norske Oljeselskap ASA (b)	4,325	38,215
DNO ASA (b)	20,655	64,640
Kongsberg Gruppen AS	1,576	35,948
Leroy Seafood Group ASA	862	33,217
Opera Software ASA	10,795	151,183
Salmar ASA	2,274	40,185
SpareBank 1 SR Bank ASA	4,291	40,754
Storebrand ASA (b)	19,209	106,950
TGS Nopec Geophysical Co. ASA (a)	4,584	116,692

		741,927

PORTUGAL — 0.3%
Banco Espirito Santo SA (b)(d)	121,616	0
NOS SGPS	24,831	149,750
Portucel SA	9,403	37,464
Sonae SGPS SA	39,444	57,202

		244,416

SINGAPORE — 2.1%
Ascendas REIT	80,000	141,143
CapitaCommercial Trust	52,000	65,036
ComfortDelGro Corp., Ltd.	99,000	186,309
Ezion Holdings, Ltd.	106,000	150,443
First Resources Ltd.	44,000	69,003
Keppel Land, Ltd.	40,096	110,042
M1, Ltd. (a)	7,000	19,541
Mapletree Logistics Trust	54,783	49,615
Neptune Orient Lines, Ltd. (a)(b)	53,000	38,650

See accompanying notes to financial statements.

SPDR S&P International Mid Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014

Security Description	Shares	Value

SATS Ltd.	44,000	$105,575
SIA Engineering Co., Ltd.	5,000	18,074
Singapore Post, Ltd.	127,000	178,754
Suntec REIT (a)	86,000	118,686
UOL Group, Ltd.	45,093	233,721

		1,484,592

SOUTH KOREA — 5.6%
BS Financial Group, Inc.	9,374	150,126
Celltrion, Inc. (b)	4,739	219,829
Cheil Communications, Inc. (b)	3,146	66,632
CJ CheilJedang Corp.	214	78,583
Daelim Industrial Co., Ltd.	1,364	97,590
Daewoo Engineering & Construction Co., Ltd. (b)	7,528	54,788
Daewoo International Corp.	2,275	80,954
Daewoo Securities Co., Ltd. (b)	10,547	107,444
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	6,822	131,236
DGB Financial Group, Inc.	11,150	177,512
Dongbu Insurance Co., Ltd.	2,374	133,857
Doosan Corp.	911	89,352
Doosan Heavy Industries & Construction Co., Ltd.	840	20,736
Doosan Infracore Co., Ltd. (b)	4,514	47,482
GS Engineering & Construction Corp. (b)	4,370	151,775
GS Holdings	3,339	127,516
Hanwha Chemical Corp.	3,414	44,323
Hanwha Corp.	3,670	102,423
Hyosung Corp.	740	53,015
Hyundai Department Store Co., Ltd.	470	71,485
Hyundai Development Co.	3,846	155,626
Hyundai Marine & Fire Insurance Co., Ltd.	2,190	60,392
Hyundai Merchant Marine Co., Ltd. (b)	4,340	40,182
Hyundai Mipo Dockyard Co., Ltd.	517	60,751
Korea Aerospace Industries Ltd.	1,176	45,413
Korea Gas Corp. (b)	1,053	54,883
Korea Investment Holdings Co., Ltd.	3,962	208,003
Korea Kumho Petrochemical Co., Ltd.	859	57,063
LG Uplus Corp.	14,398	168,505
Lotte Confectionery Co., Ltd.	78	161,063
LS Uplus Corp.	2,728	172,689
NCSoft Corp.	516	65,768
OCI Co., Ltd. (b)	575	70,836
S1 Corp.	973	75,148
Samsung Electro-Mechanics Co., Ltd.	4,083	191,527
Samsung Engineering Co., Ltd. (b)	1,012	57,733
Samsung Securities Co., Ltd.	2,984	124,705
Samsung Techwin Co., Ltd.	2,049	68,543
Woori Investment & Securities Co., Ltd.	4,906	54,860
Young Poong Corp.	34	44,560

		3,944,908

SPAIN — 2.3%
Abengoa SA (Class B)	26,500	139,997
Acciona SA (b)	1,043	78,079
Acerinox SA	5,450	83,787
Almirall SA (b)	2,461	36,125
Applus Services SA (b)	3,597	47,461
Atresmedia Corp. de Medios de Comunicaion SA	3,331	50,705
Bolsas y Mercados Espanoles SA (a)	3,381	128,943
Cia de Distribucion Integral Logista Holdings SAU (b)	1,526	27,759
Corporacion Financiera Alba SA	564	29,831
Ebro Puleva SA	4,021	76,244
Fomento de Construcciones y Contratas SA (a)(b)	1,483	28,551
Gamesa Corp. Tecnologica SA (b)	12,898	142,209
Grupo Catalana Occidente SA	1,808	53,056
Indra Sistemas SA (a)	4,430	62,118
Inmobiliaria Colonial SA (b)	82,125	58,097
Mediaset Espana Comunicacion SA (b)	8,158	101,551
Melia Hotels International SA	2,989	30,905
Obrascon Huarte Lain SA (a)	1,681	56,242
Prosegur Cia de Seguridad SA (a)	8,406	52,245
Sacyr SA (b)	26,247	141,379
Tecnicas Reunidas SA	999	52,991
Viscofan SA	2,023	110,911

		1,589,186

SWEDEN — 3.6%
AAK AB	1,010	52,823
Axfood AB (a)	612	31,702
BillerudKorsnas AB	12,843	182,265
Boliden AB	9,970	161,962
Castellum AB	10,656	162,315
Elekta AB (Class B)	16,854	166,356
Great Portland Estates PLC	13,147	136,298
Hexpol AB	1,024	81,967
Hufvudstaden AB	4,733	59,028
Husqvarna AB (Class B)	13,682	96,991
Intrum Justitia AB	3,245	91,564
JM AB	3,253	104,155
Loomis AB (Class B)	5,161	147,848
Meda AB (Class A)	10,708	150,629
Modern Times Group AB (Class B)	3,046	96,598
NCC AB (Class B)	5,910	196,442
Nibe Industrier AB (Class B)	5,795	146,475
Peab AB	22,529	155,363
Saab AB	2,236	55,028
Securitas AB (Class B)	11,914	132,471
SSAB AB (b)	1,267	9,483
SSAB AB, (Series A) (b)	10,389	89,285
Wallenstam AB	2,541	38,529

		2,545,577

SWITZERLAND — 2.9%
Allreal Holding AG (b)	213	27,553
Banque Cantonale Vaudoise	175	93,773
Basellandschaftliche Kantonalbank	34	32,737
Bucher Industries AG	256	65,855
Daetwyler Holding AG	229	30,174
Flughafen Zuerich AG	387	242,812
GAM Holding AG (b)	8,171	141,100
Georg Fischer AG (b)	143	84,184
Helvetia Holding AG	172	83,435
Logitech International SA (b)	11,546	148,630
Luzerner Kantonalbank AG	79	29,041

See accompanying notes to financial statements.

SPDR S&P International Mid Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014

Security Description	Shares	Value

Nobel Biocare Holding AG (a)(b)	8,228	$145,960
OC Oerlikon Corp. AG (b)	5,238	65,235
Panalpina Welttransport Holding AG (a)	716	89,996
PSP Swiss Property AG (b)	1,483	124,476
St Galler Kantonalbank AG	78	28,388
Straumann Holding AG	313	70,953
Sulzer AG	956	117,561
Swiss Prime Site AG (b)	2,416	179,272
Temenos Group AG (b)	5,024	191,128
Vontobel Holding AG (a)	747	27,089

		2,019,352

UNITED KINGDOM — 12.2%
AA PLC (b)	34,348	179,578
Amlin PLC	22,165	155,948
Ashmore Group PLC (a)	13,246	66,139
Aveva Group PLC	2,508	62,573
Balfour Beatty PLC	27,592	84,362
BBA Aviation PLC	18,980	100,001
Bellway PLC	4,668	118,583
Berendsen PLC	6,234	99,041
Bodycote PLC	13,523	146,554
Booker Group PLC	58,354	115,602
Britvic PLC	9,642	104,416
BTG PLC (b)	17,146	194,574
Cable & Wireless Communications PLC	190,234	144,639
Capital & Counties Properties PLC	25,994	138,515
Carillion PLC	28,695	141,697
Catlin Group, Ltd.	14,256	120,640
Close Brothers Group PLC	4,146	96,182
Derwent London PLC	3,551	157,216
Drax Group PLC	16,102	168,761
DS Smith PLC	35,585	153,625
Dunelm Group PLC	3,012	40,284
Elementis PLC	35,102	145,394
Essentra PLC	8,495	109,829
Euromoney Institutional Investor PLC	1,538	25,307
FirstGroup PLC (b)	45,090	87,717
Genel Energy PLC (b)	5,312	72,509
Greene King PLC	7,792	99,161
Halma PLC	11,825	117,321
Hays PLC	48,257	90,984
Henderson Group PLC	41,096	135,111
Home Retail Group PLC	55,089	149,054
Howden Joinery Group PLC	24,920	136,993
Hunting PLC	10,740	155,394
ICAP PLC	21,356	134,088
IG Group Holdings PLC	12,644	121,859
Informa PLC	32,611	258,521
Intermediate Capital Group PLC	13,166	83,925
International Personal Finance PLC	8,554	67,700
Jardine Lloyd Thompson Group PLC	5,266	83,065
Jazztel PLC (b)	7,806	126,417
John Wood Group PLC	14,188	174,692
Jupiter Fund Management PLC	13,190	76,038
Ladbrokes PLC	28,422	59,623
Lonmin PLC (a)(b)	14,355	43,239
Man Group PLC	77,363	148,995
Michael Page International PLC	9,014	61,170
Millennium & Copthorne Hotels PLC	4,451	41,166
Mitchells & Butlers PLC (b)	5,776	33,494
N Brown Group PLC	6,814	42,164
National Express Group PLC	11,179	43,042
Ocado Group PLC (b)	21,393	91,905
Ophir Energy PLC (b)	19,318	71,811
Perform Group PLC (b)	4,352	18,245
Phoenix Group Holdings	5,338	62,999
Playtech Plc	6,641	77,300
Premier Oil PLC	18,036	97,366
PZ Cussons PLC	12,748	75,577
QinetiQ Group PLC	51,812	188,569
Regus PLC	23,054	63,424
Rentokil Initial PLC	64,182	122,569
Rightmove PLC	4,185	146,003
Rotork PLC	3,396	152,225
Segro PLC	27,340	160,934
Serco Group PLC (a)	20,021	92,860
Shaftesbury PLC	7,912	87,413
Spectris PLC	4,701	137,788
Spirax-Sarco Engineering PLC	2,980	136,525
Stagecoach Group PLC	25,866	154,648
TalkTalk Telecom Group PLC	20,198	97,904
Telecity Group PLC	8,420	102,103
The Restaurant Group PLC	14,977	158,427
Thomas Cook Group PLC (b)	59,326	114,450
Ultra Electronics Holdings PLC	5,947	170,742
United Business Media PLC	7,660	72,397
Vesuvius PLC	8,686	63,619
Victrex PLC	2,569	66,886
WH Smith PLC	8,417	147,778
WS Atkins PLC	8,292	177,039

		8,622,408

TOTAL COMMON STOCKS —
(Cost $70,760,927)		70,133,577

RIGHTS — 0.0% (e)
GERMANY — 0.0% (e)
SGL Carbon SE (expiring 10/31/14) (b) (Cost $0)	1,579	1,656

SHORT TERM INVESTMENTS — 12.3%
UNITED STATES — 12.3%
MONEY MARKET FUNDS — 12.3%
State Street Navigator Securities Lending Prime Portfolio (f)(g)	8,645,480	8,645,480
State Street Institutional Liquid Reserves Fund 0.09% (g)(h)	36,002	36,002

TOTAL SHORT TERM INVESTMENTS —
(Cost $8,681,482)		8,681,482

TOTAL INVESTMENTS — 111.9%
(Cost $79,442,409)		78,816,715
OTHER ASSETS & LIABILITIES — (11.9)%		(8,370,553)

NET ASSETS — 100.0%		$70,446,162

See accompanying notes to financial statements.

SPDR S&P International Mid Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014

(a)	A portion of the security was on loan at September 30, 2014.
(b)	Non-income producing security
(c)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.1% of net assets as of September 30, 2014, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Security is valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs (Note 2).
(e)	Amount shown represents less than 0.05% of net assets.
(f)	Investments of cash collateral for securities loaned
(g)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(h)	The rate shown is the annualized seven-day yield at period end.
PLC = Public Limited Company
REIT = Real Estate Investment Trust
SCA = Societe en Commandite par Actions (partnership limited by shares)

See accompanying notes to financial statements.

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS
September 30, 2014

Security Description	Shares	Value

COMMON STOCKS — 100.0%
BRAZIL — 5.0%
Abril Educacao SA (a)	90,000	$475,792
Aliansce Shopping Centers SA	112,927	852,853
American Banknote SA	81,314	1,271,361
Arezzo Industria e Comercio SA	52,675	627,903
Banco ABC Brasil SA (a)	1,836	9,804
Banco ABC Brasil SA Preference Shares	71,129	393,451
BR Properties SA	327,544	1,738,272
Brasil Brokers Participacoes SA	320,270	432,762
Brasil Insurance Participacoes e Administracao SA	82,780	270,346
Brazil Pharma SA (a)	308,640	475,005
Centrais Eletricas Santa Catarina Preference Shares	2,100	12,688
Cia Hering	174,348	1,765,117
Cyrela Commercial Properties SA Empreendimentos e Participacoes	24,898	172,688
Direcional Engenharia SA	71,435	291,036
Eletropaulo Metropolitana SA Preference Shares	116,774	404,724
Eternit SA	340,902	548,316
Even Construtora e Incorporadora SA	323,439	719,604
Ez Tec Empreendimentos e Participacoes SA	125,560	1,076,404
Ferbasa-Ferro Ligas DA Bahia Preference Shares	111,441	422,635
Fleury SA	114,710	662,617
GAEC Educacao SA	88,802	1,072,686
Gafisa SA	501,766	606,314
Gol Linhas Aereas Inteligentes SA Preference Shares (a)	112,054	535,202
Helbor Empreendimentos SA	180,021	390,967
International Meal Co. Holdings SA	91,931	668,016
Iochpe-Maxion SA	97,290	662,474
JHSF Participacoes SA	147,492	216,156
Kepler Weber SA	17,400	333,140
Linx SA	28,072	586,743
Log-in Logistica Intermodal SA (a)	88,227	195,212
LPS Brasil Consultoria de I moveis SA	97,818	435,661
Magazine Luiza SA	93,055	287,948
Magnesita Refratarios SA	318,564	409,649
Mahle-Metal Leve SA	38,430	337,298
Marcopolo SA Preference Shares	561,504	912,306
Marfrig Alimentos SA (a)	241,827	657,482
Mills Estruturas e Servicos de Engenharia SA	108,725	794,488
MRV Engenharia e Participacoes SA	298,028	998,861
Paranapanema SA (a)	232,097	199,920
PDG Realty SA Empreendimentos e Participacoes (a)	1,229,548	552,132
Prumo Logistica SA (a)	624,545	229,462
QGEP Participacoes SA	94,559	358,611
Randon SA Implementos e Participacoes Preference Shares	383,731	1,008,829
Restoque Comercio e Confeccoes de Roupas SA (a)	123,054	411,419
Rossi Residencial SA (a)	376,010	165,778
Saraiva SA Livreiros Editores Preference Shares	54,515	310,452
Ser Educacional SA	93,175	958,528
SLC Agricola SA	91,624	613,794
Tecnisa SA	143,542	289,475
Tegma Gestao Logistica SA	27,635	200,810
Tempo Participacoes SA	70,000	155,454
Vanguarda Agro SA (a)	262,572	214,380

		28,393,025

BRITISH VIRGIN ISLANDS — 0.2%
Luxoft Holding, Inc. (a)	23,496	874,051

CHILE — 1.7%
AFP Habitat SA	450,128	662,341
Besalco SA	563,578	391,477
E.CL SA	210,000	298,810
Inversiones Aguas Metropolitanas SA	614,758	942,632
Inversiones La Construccion SA	53,219	713,602
Masisa SA	10,402,948	417,950
Parque Arauco SA	1,113,900	2,144,374
Ripley Corp. SA	1,231,614	664,886
Salfacorp SA	568,572	427,345
Sociedad Matriz SAAM SA	8,757,970	725,713
Vina Concha y Toro SA	1,075,793	2,099,829

		9,488,959

CHINA — 9.6%
21Vianet Group, Inc. ADR (a)(b)	55,807	1,004,526
51job, Inc. ADR (a)	29,728	889,759
Anhui Expressway Co., Ltd.	1,768,000	1,079,229
Bank of Chongqing Co., Ltd. (Class H)	567,500	379,303
Boyaa Interactive International, Ltd.	1,257,800	1,244,015
Cheetah Mobile, Inc. ADR (a)(b)	18,060	329,595
China Animal Healthcare, Ltd.	1,209,700	936,279
China Child Care Corp., Ltd.	811,000	179,640
China Distance Education Holdings, Ltd. ADR	45,856	642,443
China Hongxing Sports, Ltd. (a)(b)(c)	4,758,000	0
China Huiyuan Juice Group, Ltd. (a)	2,034,400	869,816
China Lesso Group Holdings, Ltd. (b)	1,041,810	519,221
China Lodging Group, Ltd. ADR (a)(b)	51,004	1,314,373
China SCE Property Holdings, Ltd. (a)	2,618,800	505,879
China Shanshui Cement Group, Ltd.	1,404,000	500,841
China Suntien Green Energy Corp., Ltd. (Class H)	1,824,000	455,700
China Vanadium Titano — Magnetite Mining Co., Ltd.	1,439,000	151,959
Chinasoft International, Ltd. (a)	1,058,000	350,164
Colour Life Services Group Co., Ltd. (a)	679,000	640,079
Consun Pharmaceutical Group, Ltd.	580,600	508,439
Coolpad Group, Ltd.	2,912,000	517,516
Credit China Holdings, Ltd.	2,364,000	514,502
CT Environmental Group, Ltd. (b)	1,278,000	1,092,828
Dongyue Group (b)	979,000	366,884
Double Coin Holdings, Ltd.	688,324	526,568
E-Commerce China Dangdang, Inc. (Class A) ADR (a)(b)	54,499	664,888
E-House China Holdings, Ltd. ADR	66,354	631,690

See accompanying notes to financial statements.

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014

Security Description	Shares	Value

First Tractor Co., Ltd. (b)	706,500	$492,224
Fu Shou Yuan International Group, Ltd.	547,000	286,705
Hangzhou Steam Turbine Co.	787,050	950,732
Harbin Electric Co., Ltd.	1,342,000	807,091
Hi Sun Technology China, Ltd. (a)	1,320,000	299,185
Hilong Holding, Ltd.	1,724,000	732,663
Hisense Kelon Electrical Holdings Co., Ltd. (Class H) (a)	282,000	297,068
Home Inns & Hotels Management, Inc. ADR (a)	32,129	931,420
Huangshan Tourism Development Co., Ltd.	391,000	559,130
Hunan Non-Ferrous Metal Corp., Ltd. (a)(b)	2,088,000	712,573
JA Solar Holdings Co., Ltd. ADR (a)(b)	71,312	659,636
Jiangsu Future Land Co., Ltd. (d)	873,600	442,915
JinkoSolar Holding Co., Ltd. ADR (a)(b)	25,914	712,376
Kangda International Environmental Co., Ltd. (a)(e)	2,210,000	1,081,506
Lonking Holdings, Ltd. (b)	2,627,000	473,632
MIE Holdings Corp.	2,224,754	292,237
Noah Holdings, Ltd. ADR (a)(b)	53,060	712,065
NQ Mobile, Inc. ADR (a)(b)	69,628	485,307
Ozner Water International Holding, Ltd. (a)(e)	1,429,000	579,690
Parkson Retail Group, Ltd.	3,144,500	911,144
Peak Sport Products Co., Ltd.	1,318,000	378,506
Perfect World Co., Ltd. ADR	36,514	718,961
Phoenix Healthcare Group Co., Ltd.	705,500	1,119,336
Poly Culture Group Corp., Ltd. (Class H) (a)	182,400	681,202
Ports Design, Ltd.	799,000	316,921
PW Medtech Group, Ltd. (a)	2,766,000	1,471,144
Qunar Cayman Islands, Ltd. ADR (a)	24,520	677,978
Real Gold Mining, Ltd. (a)(b)(c)	251,500	0
Renren, Inc. ADR (a)(b)	129,943	447,004
REXLot Holdings, Ltd. (b)	14,747,064	1,500,326
Shanda Games, Ltd. ADR (a)	69,143	452,195
Shanghai Dajiang Group, Class B (a)	1,197,900	489,941
Shanghai Diesel Engine Co., Ltd. Class B	378,360	285,662
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd. (Class H) (a)	523,000	494,368
Shanghai Haixin Group Co. (a)	641,700	338,176
Shanghai Jin Jiang International Hotels Group Co., Ltd.	1,172,000	418,081
Shenguan Holdings Group, Ltd. (b)	2,014,010	676,948
Sinofert Holdings, Ltd. (a)(b)	1,746,000	247,337
Sinopec Engineering Group Co., Ltd. (Class H)	1,315,500	1,417,977
SPT Energy Group, Inc.	1,428,000	498,368
Sunny Optical Technology Group Co., Ltd.	591,000	876,785
TAL Education Group ADR (a)	57,010	1,991,929
TCL Communication Technology Holdings, Ltd.	738,000	885,779
Tian Ge Interactive Holdings, Ltd. (a)(e)	811,000	497,142
Tong Ren Tang Technologies Co., Ltd. (Class H)	488,000	673,702
Trina Solar, Ltd. ADR (a)(b)	62,378	752,902
Wisdom Holdings Group	1,364,000	873,019
Wumart Stores, Inc. (Class H)	521,000	487,110
Xinchen China Power Holdings, Ltd. (a)	862,000	457,359
Xinhua Winshare Publishing and Media Co., Ltd. (Class H)	570,000	502,827
Xinyi Solar Holdings, Ltd. (b)	4,550,800	1,494,448
Yestar International Holding Co., Ltd.	885,000	1,054,236
Yingli Green Energy Holding Co., Ltd. ADR (a)(b)	166,795	518,732
YuanShengTai Dairy Farm, Ltd. (a)	5,800,000	933,665
Zhaojin Mining Industry Co., Ltd. (Class H) (b)	1,068,000	591,415

		54,456,916

CYPRUS — 0.3% (f)
Global Ports Investments PLC, GDR	34,542	246,975
QIWI PLC ADR	42,807	1,352,273

		1,599,248

CZECH REPUBLIC — 0.2%
Philip Morris CR AS	2,802	1,312,548

EGYPT — 1.4%
Arab Cotton Ginning	431,717	316,389
Citadel Capital Corp./Cairo (a)	565,226	345,457
Eastern Tobacco	27,982	703,889
Egyptian Financial Group-Hermes Holding (a)	423,858	1,102,616
Egyptian Kuwait Holding Co. (a)	713,310	663,378
ElSwedy Electric Co. (a)	157,582	1,030,998
Ezz Steel (a)	521,002	1,353,138
Juhayna Food Industries (a)	615,764	861,202
Maridive & Oil Services SAE (a)	240,889	245,707
Orascom Telecom Media & Technology Holding SAE (a)	3,961,691	653,813
Sidi Kerir Petrochemicals Co.	159,466	429,775
Six of October Development & Investment Co. (a)	194,118	489,500

		8,195,862

GREECE — 1.6%
Aegean Airlines SA (a)	54,223	442,492
Aegean Marine Petroleum Network, Inc.	25,767	236,284
Costamare, Inc.	54,050	1,186,938
Diana Shipping, Inc. (a)	166,801	1,491,201
DryShips, Inc. (a)	609,005	1,504,242
Ellaktor SA (a)	88,803	342,150
Eurobank Properties Real Estate Investment Co.	16,675	189,582
Hellenic Exchanges — Athens Stock Exchange SA Holding (a)	52,644	402,340
Metka SA	21,153	271,758

See accompanying notes to financial statements.

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014

Security Description	Shares	Value

Motor Oil Hellas Corinth Refineries SA	18,341	$159,868
Mytilineos Holdings SA (a)	71,922	560,578
Navios Maritime Holdings, Inc.	160,883	965,298
StealthGas, Inc. (a)	49,618	452,020
Tsakos Energy Navigation, Ltd.	125,968	803,676

		9,008,427

HONG KONG — 8.2%
361 Degrees International, Ltd.	1,106,000	304,805
Ajisen China Holdings, Ltd.	747,000	589,704
Anton Oilfield Services Group (b)	1,264,000	374,393
Anxin-China Holdings, Ltd.	2,552,000	259,633
Asian Citrus Holdings, Ltd. (b)	800,833	166,043
Beijing Capital Land, Ltd.	1,360,400	469,520
Boshiwa International Holding, Ltd. (a)(b)(c)	1,843,000	0
Carnival Group International Holdings, Ltd. (a)	3,060,000	461,063
Chaowei Power Holdings, Ltd. (b)	633,000	321,183
China Dongxiang Group Co. (b)	4,914,000	923,934
China Forestry Holdings, Ltd. (a)(c)	1,642,000	0
China High Precision Automation Group, Ltd. (a)(d)	1,226,000	0
China High Speed Transmission Equipment Group Co., Ltd. (a)(b)	1,158,000	941,003
China Lilang, Ltd.	1,107,000	776,957
China Lumena New Materials Corp. (a)(b)(c)	4,287,298	345,077
China Metal Recycling Holdings, Ltd. (a)(b)(c)	1,109,932	0
China National Materials Co., Ltd.	1,457,000	335,866
China Ocean Shipbuilding Industry Group, Ltd. (a)	11,112,200	479,400
China Oil and Gas Group, Ltd. (b)	4,840,000	779,127
China Overseas Grand Oceans Group, Ltd. (b)	886,000	502,041
China Power New Energy Development Co., Ltd. (a)	5,640,000	359,532
China Precious Metal Resources Holdings Co., Ltd. (a)(b)	3,164,000	374,867
China Rare Earth Holdings, Ltd. (a)	1,482,000	194,671
China Rongsheng Heavy Industries Group Holdings, Ltd. (a)(b)(d)	2,984,500	522,713
China Shineway Pharmaceutical Group, Ltd.	412,000	698,242
China Singyes Solar Technologies Holdings, Ltd. (a)	523,000	929,466
China Travel International Investment Hong Kong, Ltd.	7,584,000	2,236,592
China WindPower Group, Ltd. (a)	9,180,000	732,972
China Yurun Food Group, Ltd. (a)(b)	1,228,000	542,432
China ZhengTong Auto Services Holdings, Ltd.	822,500	480,889
Citic Resources Holdings, Ltd. (a)(b)	3,797,000	577,000
Citic Telecom International Holdings, Ltd.	1,012,000	379,251
Comba Telecom Systems Holdings, Ltd. (b)	793,984	358,899
Dah Chong Hong Holdings, Ltd. (b)	756,000	437,141
Dawnrays Pharmaceutical Holdings, Ltd.	644,000	617,038
Digital China Holdings, Ltd.	726,000	649,792
Fufeng Group, Ltd.	1,076,600	532,401
Glorious Property Holdings, Ltd. (a)(b)	2,510,000	384,657
Greatview Aseptic Packaging Co., Ltd.	1,108,048	727,749
Guangdong Land Holdings, Ltd.	1,458,000	287,278
Guotai Junan International Holdings, Ltd.	2,042,000	1,406,897
Hengdeli Holdings, Ltd.	2,368,400	378,207
Honghua Group, Ltd.	5,243,000	1,120,833
Hua Han Bio-Pharmaceutical Holdings, Ltd. (Class H)	2,122,534	705,224
Icube Technology Holdings, Ltd. (a)	3,330,000	385,958
Imperial Pacific International Holdings, Ltd. (a)	2,357,300	497,865
Ju Teng International Holdings, Ltd.	964,000	556,171
Kaisa Group Holdings, Ltd. (b)	3,034,000	1,152,632
Kingboard Laminates Holdings, Ltd. (b)	1,139,000	481,117
Kingdee International Software Group Co., Ltd. (a)	1,352,000	400,458
Li Ning Co., Ltd. (a)(b)	2,079,000	1,097,719
Lijun International Pharmaceutical Holding Co., Ltd.	2,212,000	1,065,393
Maoye International Holdings, Ltd.	1,796,000	298,366
MMG, Ltd.	1,176,000	411,935
NetDragon Websoft, Inc.	284,500	466,772
Newocean Energy Holdings, Ltd. (b)	1,256,000	625,970
NVC Lighting Holdings, Ltd. (d)	2,644,000	602,681
Pacific Online, Ltd.	1,015,100	543,820
Poly Property Group Co., Ltd.	2,297,000	881,516
Real Nutriceutical Group, Ltd.	1,122,000	381,461
Shougang Concord International Enterprises Co., Ltd. (a)(b)	10,406,000	455,634
Shougang Fushan Resources Group, Ltd. (b)	3,382,000	757,837
Sichuan Expressway Co., Ltd.	1,788,000	676,967
Sinotrans Shipping, Ltd. (a)	2,366,500	658,284
Sinotruk Hong Kong, Ltd.	603,500	327,199
Skyworth Digital Holdings, Ltd.	1,834,626	952,150
Springland International Holdings, Ltd.	1,480,000	560,353
Tech Pro Technology Development, Ltd. (a)(b)	1,772,000	1,161,541
The United Laboratories International Holdings, Ltd. (a)	1,042,500	785,389
Tiangong International Co., Ltd. (b)	1,872,000	436,352
Tianjin Development Holdings, Ltd.	916,000	845,800
Tianjin Port Development Holdings, Ltd.	4,450,000	836,692
Tianneng Power International, Ltd.	1,020,000	345,469
TPV Technology, Ltd.	1,416,000	282,649
United Energy Group, Ltd. (a)(b)	4,648,000	670,405
V1 Group, Ltd. (a)(b)	2,496,999	254,038
Wasion Group Holdings, Ltd.	809,000	744,916
West China Cement, Ltd.	2,856,000	272,172
Yingde Gases	1,328,000	1,255,299
Yip’s Chemical Holdings, Ltd.	467,580	319,745

See accompanying notes to financial statements.

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014

Security Description	Shares	Value

Yuexiu Transport Infrastructure, Ltd.	1,290,549	$792,767

		46,905,984

HUNGARY — 0.1%
Magyar Telekom Telecommunications PLC (a)	381,581	561,757

INDIA — 9.3%
AIA Engineering, Ltd.	34,900	531,355
Amtek Auto, Ltd.	284,798	929,882
Anant Raj, Ltd.	537,431	480,346
Apollo Tyres, Ltd.	409,231	1,350,078
Arvind, Ltd.	194,299	934,057
Ashok Leyland, Ltd. (a)	1,260,900	840,124
Bajaj Finance, Ltd.	10,625	468,164
Balkrishna Industries, Ltd.	41,245	517,399
Balrampur Chini Mills, Ltd. (a)	486,221	393,637
Bata India, Ltd.	63,280	1,357,149
Bhushan Steel, Ltd.	141,678	269,775
Biocon, Ltd.	127,071	1,025,045
CESC, Ltd.	133,838	1,625,408
Coromandel International, Ltd.	164,677	815,519
Credit Analysis & Research, Ltd.	13,543	329,277
Dewan Housing Finance Corp., Ltd.	146,929	794,478
Dish TV India, Ltd. (a)	929,535	810,484
Federal Bank, Ltd.	772,567	1,574,280
Fortis Healthcare, Ltd. (a)	250,813	474,742
Gateway Distriparks, Ltd.	241,448	1,002,580
GMR Infrastructure, Ltd.	1,106,564	314,446
Godrej Industries, Ltd.	201,687	1,004,843
Gujarat Pipavav Port, Ltd. (a)	237,600	652,284
Havells India, Ltd.	379,215	1,626,216
Hexaware Technologies, Ltd.	239,839	781,147
Housing Development & Infrastructure, Ltd. (a)	456,361	618,112
IFCI, Ltd.	1,062,547	615,059
IIFL Holdings, Ltd.	438,938	1,068,206
India Cements, Ltd. (a)	642,280	1,170,476
Indiabulls Real Estate, Ltd.	502,391	549,083
Indian Hotels Co., Ltd. (a)	722,579	1,141,314
Info Edge India, Ltd.	93,567	1,289,122
Ipca Laboratories, Ltd.	72,322	927,387
IRB Infrastructure Developers, Ltd.	259,369	970,534
Jain Irrigation Systems, Ltd.	300,895	396,581
Jubilant Foodworks, Ltd. (a)	64,606	1,287,413
Just Dial, Ltd.	58,777	1,551,937
MAX India, Ltd.	375,735	1,946,509
McLeod Russel India, Ltd.	135,124	636,019
Mindtree, Ltd.	46,638	889,830
Mphasis, Ltd.	100,252	696,537
Page Industries, Ltd.	2,691	346,425
PI Industries, Ltd.	38,156	279,189
Pipavav Defence & Offshore Engineering Co., Ltd. (a)	507,291	316,646
PTC India, Ltd.	463,837	640,630
Punj Lloyd, Ltd. (a)	706,011	404,676
Rajesh Exports, Ltd.	320,324	696,819
Rolta India, Ltd.	278,353	512,673
Shree Renuka Sugars, Ltd. (a)	800,532	208,040
Shriram City Union Finance, Ltd.	6,836	181,216
Sintex Industries, Ltd.	534,622	624,995
SKS Microfinance, Ltd. (a)	268,534	1,305,060
Strides Arcolab, Ltd.	81,412	941,524
Sundaram Finance, Ltd.	14,781	312,277
Suzlon Energy, Ltd. (a)	1,604,932	335,227
Tata Chemicals, Ltd.	214,579	1,387,676
Tata Global Beverages, Ltd.	537,772	1,387,532
The Jammu & Kashmir Bank, Ltd.	505,352	1,155,780
Thermax, Ltd.	63,767	947,884
TVS Motor Co., Ltd.	232,234	857,153
Unitech, Ltd. (a)	1,690,540	515,976
Vakrangee, Ltd.	211,025	429,840
Videocon Industries, Ltd.	135,342	368,049
Voltas, Ltd.	466,828	1,826,192
Welspun Corp., Ltd.	362,574	454,685
Wockhardt, Ltd.	14,846	192,053

		53,285,051

INDONESIA — 3.2%
AKR Corporindo Tbk PT	2,144,100	958,994
Alam Sutera Realty Tbk PT	20,492,000	765,192
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	6,999,500	456,677
Bank Tabungan Negara Tbk PT	5,096,086	489,325
Bumi Resources Tbk PT (a)	15,069,300	234,975
BW Plantation Tbk PT	3,338,200	152,048
Ciputra Development Tbk PT	12,806,300	1,066,754
Citra Marga Nusaphala Persada Tbk PT	672,500	172,195
Energi Mega Persada Tbk PT (a)	38,341,700	324,103
Gajah Tunggal Tbk PT	2,269,900	288,744
Garuda Indonesia Tbk PT (a)	10,926,200	372,128
Harum Energy Tbk PT	1,072,300	179,963
Indah Kiat Pulp & Paper Corp. Tbk PT (a)	2,888,300	250,074
Indosat Tbk PT (a)	542,200	169,312
Intiland Development Tbk PT	6,774,700	322,472
Japfa Comfeed Indonesia Tbk PT	6,337,600	639,741
Kawasan Industri Jababeka Tbk PT	30,473,951	615,231
Matahari Putra Prima Tbk PT	3,044,700	787,099
Medco Energi Internasional Tbk PT	1,992,500	583,769
Mitra Adiperkasa Tbk PT	1,103,000	497,866
MNC Investama Tbk PT (a)	14,386,700	410,880
MNC Sky Vision Tbk PT	1,788,900	249,580
Modernland Realty Tbk PT	6,815,700	296,456
Pakuwon Jati Tbk PT	21,721,300	720,181
Pembangunan Perumahan Persero PT Tbk	5,179,800	913,957
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	3,518,700	548,669
Ramayana Lestari Sentosa Tbk PT	1,812,000	137,554
Sentul City Tbk PT (a)	14,897,100	123,480
Siloam International Hospitals Tbk PT (a)	1,113,900	1,373,521
Summarecon Agung Tbk PT	13,226,600	1,324,288
Surya Semesta Internusa Tbk PT	3,745,500	227,466
Timah Tbk PT	4,546,929	457,119
Trada Maritime Tbk PT (a)(c)	10,952,100	1,243,964

See accompanying notes to financial statements.

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014

Security Description	Shares	Value

Wijaya Karya Persero Tbk PT	4,699,100	$1,004,609

		18,358,386

MALAYSIA — 5.9%
Aeon Co. M Bhd	1,087,000	1,245,883
Berjaya Auto Bhd	463,400	485,931
Berjaya Corp. Bhd	4,219,400	726,707
Berjaya Sports Toto Bhd	1,241,477	1,445,646
Boustead Holdings Bhd	643,760	981,192
Boustead Plantations Bhd	549,500	259,633
Bursa Malaysia Bhd	895,573	2,200,371
Cahya Mata Sarawak Bhd	461,200	611,559
Carlsberg Brewery Malay Bhd	95,500	348,755
Datasonic Group Bhd	729,600	340,280
DRB-Hicom Bhd	1,315,400	914,224
Eastern & Oriental Bhd	1,252,200	1,095,508
Gas Malaysia Bhd	325,600	347,386
IGB Corp. Bhd	2,858,367	2,500,690
IGB REIT	506,500	203,804
Inari Amertron Bhd	541,600	533,263
KNM Group Bhd (a)	3,716,755	1,025,351
KPJ Healthcare Bhd	1,500,993	1,775,294
Magnum Bhd	1,515,400	1,385,825
Malaysian Airline System Bhd (a)	10,098,900	800,401
Malaysian Bulk Carriers Bhd	731,500	370,154
Malaysian Resources Corp. Bhd	1,717,200	858,469
Media Prima Bhd	1,646,100	1,118,977
Oriental Holdings Bhd	272,400	631,074
OSK Holdings Bhd	1,132,900	742,489
Padini Holdings Bhd	575,800	337,002
Parkson Holdings Bhd (a)	372,127	326,696
Pavilion Real Estate Investment Trust	794,200	353,462
POS Malaysia Bhd	722,500	1,039,537
Press Metal Bhd	365,800	696,921
Sunway Real Estate Investment Trust	4,453,200	2,076,938
TAN Chong Motor Holdings Bhd	835,100	1,163,361
Top Glove Corp. Bhd	828,700	1,250,439
TSH Resources Bhd	434,400	462,142
UOA Development Bhd	1,776,700	1,142,764
Wah Seong Corp. Bhd	1,345,203	725,807
WCT Holdings Bhd	1,240,850	817,021
Yinson Holdings Bhd	544,800	541,395

		33,882,351

MEXICO — 2.5%
Asesor de Activos Prisma SAPI de CV REIT	220,204	287,424
Axtel SAB de CV (a)	1,867,940	543,820
Banregio Grupo Financiero SAB de CV	243,122	1,352,986
Bolsa Mexicana de Valores SAB de CV	651,175	1,404,631
Concentradora Fibra Hotelera Mexicana SA de CV	386,699	677,502
Consorcio ARA SAB de CV (a)	2,085,216	947,102
Corp Inmobiliaria Vesta SAB de CV	250,900	537,099
Corporacion GEO SAB de CV (a)(b)(c)	791,193	0
Credito Real SAB de CV	234,152	662,692
Empresas ICA SAB de CV (a)(b)	812,089	1,403,443
Grupo Aeromexico SAB de CV (a)	116,792	175,924
Grupo Aeroportuario del Centro Norte Sab de CV (a)	258,708	1,137,100
Hoteles City Express SAB de CV (a)	145,736	267,377
Megacable Holdings SAB de CV	187,168	888,160
Mexico Real Estate Management SA de CV (a)	704,056	1,239,807
Prologis Property Mexico SA de CV REIT (a)	153,756	323,305
Qualitas Controladora SAB de CV	156,648	419,781
TF Administradora Industrial S de RL de CV (a)	417,409	914,367
TV Azteca SAB de CV	1,601,474	834,707
Urbi Desarrollos Urbanos SA de CV (a)(b)(c)	679,159	0

		14,017,227

MONACO — 0.2%
GasLog, Ltd.	61,979	1,364,158

PANAMA — 0.1%
Avianca Holding SA Preference Shares	195,803	339,975

PERU — 0.4%
Ferreyros SA	2,009,661	1,153,141
Grana y Montero SA	99,409	300,667
Luz del Sur SAA	227,899	783,821
Minsur SA	286,701	184,329

		2,421,958

PHILIPPINES — 1.6%
Belle Corp.	3,133,500	359,591
Cebu Air, Inc.	566,330	863,802
Cosco Capital, Inc.	6,460,400	1,150,211
D&L Industries, Inc.	1,738,500	502,830
First Gen Corp. (a)	1,085,300	651,748
First Philippine Holdings Corp.	359,990	721,945
GMA Holdings, Inc.	894,100	138,266
Manila Water Co., Inc.	1,187,300	780,466
Philex Mining Corp.	1,325,100	301,176
Rizal Commercial Banking Corp.	441,690	532,951
Robinsons Retail Holdings, Inc.	397,190	560,239
Security Bank Corp.	425,974	1,393,415
Semirara Mining and Power Corp.	222,580	610,046
SM Prime Holdings, Inc.	1	0
Union Bank of Philippines	139,350	381,309

		8,947,995

POLAND — 2.9%
Agora SA (a)	129,216	318,555
Alior Bank SA (a)	64,260	1,651,256
Alumetal SA (a)	14,176	174,525
AmRest Holdings SE (a)	15,104	390,632
Asseco Poland SA	119,199	1,680,230
Boryszew SA (a)	197,244	405,717
CCC SA	16,706	645,823
Ciech SA	60,550	756,440
Echo Investment SA (a)	336,798	672,394
Emperia Holding SA	31,758	464,953
Eurocash SA	105,883	1,034,841
Fabryki Mebli Forte SA	10,496	180,876
Globe Trade Centre SA (a)	324,872	550,314
Grupa Kety SA	2,462	204,726

See accompanying notes to financial statements.

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014

Security Description	Shares	Value

Grupa Lotos SA (a)	86,535	$736,852
Inter Cars SA	3,302	213,747
Jastrzebska Spolka Weglowa SA (a)	64,990	633,013
KRUK SA (a)	9,342	307,453
Lubelski Wegiel Bogdanka SA	48,775	1,622,932
Netia SA	698,277	1,180,728
Orbis SA	39,344	505,799
PKP Cargo SA	16,418	394,421
Stomil Sanok SA	10,927	153,697
Synthos SA	218,450	303,963
TVN SA (a)	245,613	1,163,465
Zespol Elektrowni Patnow Adamow Konin SA	22,524	203,036

		16,550,388

QATAR — 0.4%
Al Meera Consumer Goods Co.	14,000	705,401
Mannai Corporation QSC	15,000	476,537
Medicare Group	12,000	429,996
Salam International Investment Co.	100,000	543,672

		2,155,606

RUSSIA — 0.7%
Aeroflot — Russian Airlines OJSC (a)	486,107	531,762
CTC Media, Inc.	77,040	512,316
DIXY Group OJSC (a)	22,440	236,041
Globaltrans Investment PLC GDR	72,961	612,873
Mechel OAO, ADR (a)	243,731	275,416
PIK Group GDR (a)	90,311	264,611
Vsmpo-Avisma Corp. (a)	10,361	1,833,574

		4,266,593

SINGAPORE — 0.6%
Asian Pay Television Trust	909,000	588,038
Bumitama Agri, Ltd. (b)	379,000	326,903
Nam Cheong, Ltd.	2,859,000	975,194
SIIC Environment Holdings, Ltd. (a)	6,424,000	861,369
Yanlord Land Group, Ltd. (b)	990,000	834,510

		3,586,014

SOUTH AFRICA — 6.5%
Acucap Properties, Ltd.	154,022	625,999
Adcock Ingram Holdings, Ltd. (a)(b)	261,987	1,118,139
AECI, Ltd.	103,155	1,091,056
African Bank Investments, Ltd. (b)(d)	1,222,985	33,556
Aquarius Platinum, Ltd. (a)	1,742,339	522,550
ArcelorMittal South Africa, Ltd. (a)	117,175	385,700
Attacq, Ltd. (a)	264,736	468,632
Aveng, Ltd. (a)	444,517	874,221
AVI, Ltd.	111,382	689,098
Capital Property Fund	1,132,478	1,206,827
Clicks Group, Ltd. (b)	380,948	2,259,068
DataTec, Ltd.	393,931	1,870,590
Emira Property Fund	373,624	519,186
Famous Brands, Ltd.	43,897	381,575
Fountainhead Property Trust	806,788	549,843
Grindrod, Ltd. (b)	732,819	1,463,919
Harmony Gold Mining Co., Ltd. (a)	297,549	650,495
Hosken Consolidated Investments, Ltd.	136,573	1,874,845
Hyprop Investments, Ltd.	64,245	493,398
Illovo Sugar, Ltd. (b)	172,153	434,258
JSE, Ltd.	263,641	2,298,232
Lewis Group, Ltd. (b)	218,987	1,095,105
Merafe Resources, Ltd.	4,429,503	470,463
Mondi, Ltd.	149,598	2,450,609
Mpact, Ltd.	244,299	735,389
Murray & Roberts Holdings, Ltd. (a)	402,426	897,585
Northam Platinum, Ltd. (a)	512,779	1,671,102
Omnia Holdings, Ltd.	41,442	845,841
Pick’ n Pay Holdings, Ltd.	209,449	415,255
PPC, Ltd.	605,288	1,583,636
PSG Group, Ltd.	27,044	230,245
Reunert, Ltd.	277,162	1,458,883
SA Corporate Real Estate Fund	4,480,671	1,752,888
Sun International, Ltd.	128,563	1,362,069
Super Group, Ltd. (a)	408,123	1,117,636
Wilson Bayly Holmes-Ovcon, Ltd.	98,722	1,223,207

		37,121,100

TAIWAN — 30.1%
A-DATA Technology Co., Ltd. (b)	341,654	712,072
Ability Enterprise Co., Ltd.	571,000	323,797
AcBel Polytech, Inc.	586,000	696,392
Accton Technology Corp.	1,274,341	743,587
Adlink Technology, Inc.	354,719	868,738
Advanced Ceramic X Corp.	130,642	526,098
Advanced International Multitech Co., Ltd.	366,000	292,372
AGV Products Corp. (a)	1,664,926	461,940
Airtac International Group	148,000	1,194,431
Alpha Networks, Inc.	769,348	429,952
Altek Corp. (a)	521,309	441,286
AmTRAN Technology Co., Ltd.	881,717	536,227
Anpec Electronics Corp.	289,055	323,078
Arcadyan Technology Corp.	257,532	358,959
Asia Optical Co., Inc. (a)	354,540	553,614
Asia Polymer	530,588	360,185
Asrock, Inc.	138,000	371,998
Aten International Co., Ltd.	216,000	565,216
Bank of Kaohsiung	66,506	19,786
Basso Industry Corp. (b)	522,000	684,686
BES Engineering Corp.	2,555,356	644,310
Capital Securities Corp.	2,428,730	798,412
Career Technology Co., Ltd.	386,726	527,593
Casetek Holdings, Ltd.	184,000	1,125,068
Cathay No. 1 REIT	1,102,000	653,893
Cathay Real Estate Development Co., Ltd.	1,825,904	954,384
Center Laboratories, Inc. (a)	197,000	679,991
Chang Wah Electromaterials, Inc. (b)	138,577	320,254
Charoen Pokphand Enterprise (b)	806,887	673,743
Cheng Loong Corp.	1,619,128	681,301
Cheng Uei Precision Industry Co., Ltd.	470,915	843,698
Chien Kuo Construction Co., Ltd.	543,501	215,296
Chin-Poon Industrial Co.	642,000	1,067,907
China Bills Finance Corp.	1,456,394	536,222
China Chemical & Pharmaceutical Co., Ltd.	644,000	448,817
China Manmade Fibers Corp. (a)	1,951,904	560,813
China Motor Corp. (b)	866,000	771,499

See accompanying notes to financial statements.

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014

Security Description	Shares	Value

China Petrochemical Development Corp. (a)(b)	1,608,575	$503,415
China Steel Chemical Corp. (b)	247,000	1,449,383
China Synthetic Rubber Corp.	644,452	686,410
Chipbond Technology Corp.	632,000	1,157,231
ChipMOS TECHNOLOGIES Bermuda, Ltd.	45,856	1,037,263
Chong Hong Construction Co., Ltd. (b)	274,453	627,048
Chroma ATE, Inc. (b)	411,680	1,143,574
Chung Hung Steel Corp. (a)	875,239	224,424
Clevo Co.	761,265	1,343,873
CMC Magnetics Corp. (a)	2,121,719	327,121
Coretronic Corp. (a)	397,065	639,596
CTCI Corp.	742,000	1,263,518
CyberTAN Technology, Inc. (b)	584,210	509,896
D-Link Corp.	1,161,242	692,863
Dynapack International Technology Corp.	92,000	239,833
E Ink Holdings, Inc. (a)(b)	769,000	434,813
Eclat Textile Co., Ltd.	201,000	1,827,002
Elan Microelectronics Corp.	605,899	1,031,758
Elite Material Co., Ltd.	521,782	581,483
Elite Semiconductor Memory Technology, Inc.	521,674	851,464
eMemory Technology, Inc.	66,000	738,770
ENG Electric Co., Ltd.	277,086	201,305
Episil Holdings, Inc. (a)(d)	525,000	563,942
Epistar Corp.	849,000	1,588,064
Eternal Materials Co., Ltd.	901,099	934,587
Eva Airways Corp. (a)	1,242,000	657,348
Everlight Chemical Industrial Corp.	563,712	540,187
Everlight Electronics Co., Ltd.	600,503	1,287,095
Excelsior Medical Co., Ltd.	201,660	361,960
Far Eastern Department Stores, Ltd.	903,490	871,725
Far Eastern International Bank (b)	3,050,585	1,027,910
Faraday Technology Corp. (b)	643,976	729,301
Farglory Land Development Co., Ltd.	228,464	269,249
Feng Hsin Iron & Steel Co., Ltd.	521,270	697,437
Feng TAY Enterprise Co., Ltd.	523,168	1,456,708
Firich Enterprises Co., Ltd.	233,000	1,118,296
FLEXium Interconnect, Inc.	288,550	728,501
Forhouse Corp. (a)	818,576	333,679
Formosa Epitaxy, Inc. (a)	662,000	355,815
Formosa Taffeta Co., Ltd.	1,126,000	1,106,770
Formosan Rubber Group, Inc.	757,124	805,173
Formosan Union Chemical	580,000	264,074
FSP Technology, Inc.	464,184	416,582
G Tech Optoelectronics Corp. (a)	138,000	133,375
Gemtek Technology Corp. (b)	480,234	428,618
GeoVision, Inc. (b)	144,321	493,413
Gigabyte Technology Co., Ltd.	391,000	437,665
Gigasolar Materials Corp.	39,000	773,090
Gigastorage Corp. (a)(b)	522,114	525,212
Ginko International Co., Ltd.	76,000	1,024,343
Gintech Energy Corp. (a)(b)	414,806	362,723
Global Unichip Corp.	138,669	416,652
Gloria Material Technology Corp.	553,913	417,900
Goldsun Development & Construction Co., Ltd. (a)	2,026,041	715,986
Grand Pacific Petrochemical	1,238,000	559,592
Grape King, Inc.	231,000	975,805
Great Wall Enterprise Co.	1,018,867	993,093
HannStar Display Corp. (b)	2,532,599	678,535
HannsTouch Solution, Inc. (a)	953,000	234,338
Hey Song Corp.	452,770	509,784
Highwealth Construction Corp.	913,100	1,458,823
Himax Technologies, Inc. ADR (b)	94,081	954,922
Ho Tung Chemical Corp. (a)	1,918,482	633,828
Hong TAI Electric Industrial	1,070,000	367,577
Huaku Development Co., Ltd.	340,260	648,764
Huang Hsiang Construction Co.	354,484	454,474
I-Sheng Electric Wire & Cable Co., Ltd.	453,000	631,411
Ibase Technology, Inc. (b)	406,203	747,789
Ichia Technologies, Inc.	407,000	483,672
ITE Technology, Inc.	276,887	319,490
Jess-Link Products Co., Ltd.	383,974	399,506
Jih Sun Financial Holdings Co., Ltd.	1,840,971	489,602
KEE TAI Properties Co., Ltd.	1,117,076	681,200
Kenda Rubber Industrial Co., Ltd. (b)	644,313	1,281,446
Kerry TJ Logistics Co., Ltd.	596,000	779,789
King Slide Works Co., Ltd.	123,000	1,388,928
King Yuan Electronics Co., Ltd.	1,626,656	1,384,980
King’s Town Bank	1,500,000	1,659,297
Kinpo Electronics (a)	2,299,371	1,092,257
Kinsus Interconnect Technology Corp.	318,030	1,181,393
Kuoyang Construction Co., Ltd.	984,527	451,492
KYE Systems Corp.	673,413	261,223
LCY Chemical Corp.	760,862	415,204
Lingsen Precision Industries, Ltd.	1,117,694	582,372
Long Bon International Co., Ltd.	432,000	283,318
Longwell Co.	513,000	502,553
Lumax International Corp., Ltd.	260,358	610,251
Lung Yen Life Service Corp. (b)	238,000	658,775
Macronix International Co., Ltd. (a)(b)	3,781,170	847,732
Makalot Industrial Co., Ltd.	251,646	1,278,105
Masterlink Securities Corp.	1,659,477	545,531
Medigen Biotechnology Corp. (a)	99,000	569,536
Mercuries & Associates, Ltd.	553,835	341,373
Merry Electronics Co., Ltd.	206,000	958,234
Micro-Star International Co., Ltd.	1,030,000	1,271,438
Microbio Co., Ltd. (a)(b)	598,723	551,102
MIN AIK Technology Co., Ltd.	215,000	1,155,591
Mirle Automation Corp.	731,195	682,652
Mitac Holdings Corp.	783,999	646,900
Motech Industries, Inc. (b)	364,885	483,403
Nan Kang Rubber Tire Co., Ltd.	873,204	963,066
Nantex Industry Co., Ltd.	693,881	377,512
Neo Solar Power Corp. (b)	521,436	593,096
Newmax Technology Co., Ltd. (b)	115,499	178,073
Nien Hsing Textile Co., Ltd.	414,938	360,110
Oriental Union Chemical Corp.	913,500	774,776
Pan-International Industrial Co., Ltd.	556,539	375,972
Parade Technologies, Ltd.	75,000	833,347
PChome Online, Inc.	101,617	988,794
Phison Electronics Corp.	130,837	911,831
Phytohealth Corp. (a)(b)	357,511	427,210

See accompanying notes to financial statements.

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014

Security Description	Shares	Value

PixArt Imaging, Inc.	138,060	$344,929
Portwell, Inc.	363,000	517,898
Powertech Technology, Inc. (a)	644,000	1,164,385
President Securities Corp.	1,421,850	792,267
Primax Electronics, Ltd.	571,000	662,611
Prime Electronics Satellitics, Inc.	414,803	197,041
Prince Housing Development Corp. (b)	2,013,996	801,110
Promate Electronic Co., Ltd.	642,000	760,831
Qisda Corp. (a)	2,246,641	997,046
Radiant Opto-Electronics Corp.	461,331	1,827,459
Radium Life Tech Co., Ltd. (a)(b)	1,008,187	588,284
Realtek Semiconductor Corp.	630,053	2,236,911
RichTek Technology Corp.	130,477	664,835
Ritek Corp. (a)(b)	3,436,596	415,742
Sampo Corp.	1,895,527	785,142
Sanyang Industry Co., Ltd. (a)(b)	865,945	794,223
ScinoPharm Taiwan, Ltd. (b)	271,917	557,788
Senao International Co., Ltd.	190,911	376,556
Sercomm Corp. (b)	353,000	757,767
Shinkong Insurance Co., Ltd.	605,841	476,993
Shinkong Synthetic Fibers Corp.	2,440,796	874,593
Sigurd Microelectronics Corp.	866,694	870,412
Silicon Integrated Systems Corp. (a)(b)	1,027,000	305,539
Silicon Motion Technology Corp. ADR	38,412	1,034,819
Simplo Technology Co., Ltd.	314,129	1,523,169
Sinbon Electronics Co., Ltd.	619,000	795,638
Sinmag Equipment Corp.	138,614	811,101
Sino-American Silicon Products, Inc. (a)	496,058	741,979
Sinon Corp.	1,290,662	738,261
Sinphar Pharmaceutical Co., Ltd. (b)	416,346	610,432
Sinyi Realty Co.	705,321	891,520
Soft-World International Corp.	138,848	381,131
Solar Applied Materials Technology Corp.	429,090	368,160
Solartech Energy Corp. (a)	436,207	318,342
St. Shine Optical Co., Ltd. (b)	60,000	1,282,072
Standard Foods Corp.	545,539	1,228,469
Systex Corp.	349,000	645,924
Ta Chong Bank Co., Ltd. (a)	2,888,255	926,687
Taichung Commercial Bank	2,737,564	926,935
Taiflex Scientific Co., Ltd. (b)	383,725	613,062
Tainan Enterprises Co., Ltd.	397,000	358,898
Tainan Spinning Co., Ltd.	1,801,540	1,068,979
Taisun Enterprise Co., Ltd. (a)	886,549	359,930
Taiwan Acceptance Corp. (b)	349,000	894,887
Taiwan Business Bank (a)	4,823,448	1,423,908
Taiwan Cogeneration Corp.	689,469	500,905
Taiwan Fertilizer Co., Ltd.	284,000	469,607
Taiwan Fire & Marine Insurance Co.	583,004	437,931
Taiwan Hon Chuan Enterprise Co., Ltd.	387,027	712,487
Taiwan Land Development Corp.	1,915,276	679,991
Taiwan Life Insurance Co., Ltd. (a)	551,025	355,944
Taiwan Secom Co., Ltd.	397,961	1,098,924
Taiwan Surface Mounting Technology Co., Ltd.	413,246	603,849
Taiyen Biotech Co., Ltd.	417,979	337,329
Tatung Co., Ltd. (a)	3,144,691	917,992
Test-Rite International Co.	553,896	358,709
Thye Ming Industrial Co., Ltd.	521,218	602,272
Ton Yi Industrial Corp.	415,000	280,355
Tong Hsing Electronic Industries, Ltd.	185,327	813,332
Tong Yang Industry Co., Ltd.	685,872	730,527
Topco Scientific Co., Ltd.	390,520	717,634
Transcend Information, Inc.	342,484	1,137,129
Tripod Technology Corp.	633,353	1,307,535
TSRC Corp.	760,028	911,949
TTY Biopharm Co., Ltd. (b)	279,436	615,467
Tung Ho Steel Enterprise Corp.	974,258	789,476
Tung Thih Electronic Co., Ltd. (b)	130,893	410,500
TXC Corp. (b)	522,120	702,007
U-Ming Marine Transport Corp. (b)	489,000	744,282
Unimicron Technology Corp.	1,050,000	783,543
Unity Opto Technology Co., Ltd. (a)(b)	528,307	587,017
Unizyx Holding Corp.	643,694	421,095
UPC Technology Corp.	908,914	342,118
USI Corp.	1,160,318	572,158
Ve Wong Corp.	553,604	431,316
Via Technologies, Inc. (a)(b)	486,031	341,921
Visual Photonics Epitaxy Co., Ltd.	459,162	470,188
Wafer Works Corp. (a)(b)	421,983	187,967
Wah Hong Industrial Corp.	218,083	261,675
Walsin Lihwa Corp. (a)	3,331,000	1,095,021
Wan Hai Lines, Ltd.	1,567,320	1,123,213
Waterland Financial Holdings Co., Ltd.	2,743,311	775,571
Wei Chuan Food Corp.	462,899	548,579
Weikeng Industrial Co., Ltd. (b)	643,628	489,817
Winbond Electronics Corp. (a)	3,778,730	1,134,135
Wintek Corp. (a)(b)	1,833,859	394,871
Wistron NeWeb Corp.	266,231	624,892
WUS Printed Circuit Co., Ltd. (b)	900,000	417,167
Yageo Corp.	2,424,700	1,757,578
Yang Ming Marine Transport Corp. (a)	1,719,788	749,098
Yieh Phui Enterprise Co., Ltd.	1,902,296	577,827
Young Optics, Inc.	138,242	271,308
Yuen Foong Yu Paper Manufacturing Co., Ltd.	2,217,941	962,436
Yungtay Engineering Co., Ltd. (b)	506,000	1,167,712
Zenitron Corp.	644,348	372,804
Zinwell Corp. (b)	522,674	484,538

		171,490,268

THAILAND — 4.3%
Bangkok Expressway PCL NVDR	755,300	885,163
Bangkokland PCL NVDR	16,572,300	1,114,190
Central Plaza Hotel PCL NVDR	509,600	632,580
Chularat Hospital PCL NVDR	366,400	205,659
Delta Electronics Thai PCL NVDR	7,000	13,385
Dynasty Ceramic PCL NVDR	239,400	428,225
Esso Thailand PCL NVDR (a)	1,101,200	196,976
GFPT PCL	331,000	206,205
Hana Microelectronics PCL	1,696,384	2,210,400
Hemaraj Land and Development PCL NVDR	7,021,400	957,119
Ichitan Group PCL NVDR	1,657,500	1,226,831
Jasmine International PCL NVDR	6,389,400	1,320,246

See accompanying notes to financial statements.

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014

Security Description	Shares	Value

Kiatnakin Bank PCL NVDR	558,700	$727,990
LPN Development PCL ADR NVDR	991,500	663,548
Major Cineplex Group PCL NVDR	270,000	201,511
MBK PCL NVDR	706,000	354,905
MK Restaurants Group PCL NVDR	772,700	1,453,653
Precious Shipping PCL	448,700	332,114
Robinson Department Store PCL NVDR	403,400	656,264
Siam Global House PCL NVDR	884,025	381,692
Sino Thai Engineering & Construction PCL NVDR	941,000	783,562
Sri Trang Agro-Industry PCL NVDR	550,700	236,075
Supalai PCL NVDR	553,500	443,824
Thai Airways International PCL NVDR (a)	974,700	429,860
Thai Vegetable Oil PCL NVDR	513,800	362,869
Thaicom PCL NVDR	766,400	974,988
Thanachart Capital PCL	2,031,664	2,333,986
Thoresen Thai Agencies PCL (a)	3,148,082	2,174,774
Tisco Financial Group PCL	353,603	496,189
TTW PCL	1,877,000	694,649
VGI Global Media PCL NVDR	2,182,956	935,793
WHA Corp. PCL NVDR	415,350	502,775

		24,538,000

TURKEY — 1.9%
Akfen Holding AS	110,342	221,090
Albaraka Turk Katilim Bankasi	1,863,439	1,339,898
Asya Katilim Bankasi AS (a)	2	1
Aygaz AS	138,503	564,748
Dogan Sirketler Grubu Holdings AS (a)(b)	1,133,843	328,103
GSD Holding (a)(b)	553,580	361,643
Ihlas Holding (a)	3	0
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (Class D) (a)(b)	1,654,771	1,509,086
Koza Altin Isletmeleri AS	131,318	975,903
NET Holding AS (a)	317,949	370,811
Pegasus Hava Tasimaciligi AS (a)(b)	46,671	544,304
Petkim Petrokimya Holding AS (b)	1,257,618	1,852,682
Sekerbank TAS (a)	1,162,514	968,422
Sinpas Gayrimenkul Yatirim Ortakligi AS (a)	3	1
Tekfen Holding AS (a)(b)	167,634	371,899
Torunlar Gayrimenkul Yatirim Ortakligi AS (b)	228,051	306,961
Turkiye Sinai Kalkinma Bankasi AS	985,732	829,799
Yazicilar Holding AS (Class A) (b)	30,212	272,872

		10,818,223

UNITED ARAB EMIRATES — 0.9% (f)
Air Arabia PJSC	1,900,000	708,695
Al Waha Capital PJSC	1,150,000	939,299
Dana Gas PJSC (a)	3,150,000	591,759
Drake & Scull International (a)	2,500,000	898,460
Eshraq Properties Co. PJSC (a)	2,500,000	871,234
Exillon Energy PLC (a)	89,040	226,625
National Central Cooling Co. PJSC	700,000	320,179
RAK Properties PJSC	2,800,000	762,330

		5,318,581

UNITED STATES — 0.2%
WNS Holdings, Ltd. ADR (a)	37,674	848,042

TOTAL COMMON STOCKS —
(Cost $656,437,328)		570,106,693

RIGHTS — 0.2%
EGYPT — 0.2%
Six of October Development & Investment Co. (expiring 10/27/14) (a) (Cost $602,893)	535,195	1,050,172

WARRANTS — 0.0% (f)
THAILAND — 0.0% (f)
VGI Global Media PCL (expiring 08/01/18) (a) (Cost $0)	592,489	49,336

SHORT TERM INVESTMENT — 4.2%
UNITED STATES — 4.2%
MONEY MARKET FUND — 4.2%
State Street Navigator Securities Lending Prime Portfolio (g)(h) (Cost $24,209,724)	24,209,724	24,209,724

TOTAL INVESTMENTS — 104.4%
(Cost $681,249,945)		595,415,925
OTHER ASSETS & LIABILITIES — (4.4)%		(25,333,739)

NET ASSETS — 100.0%		$570,082,186

(a)	Non-income producing security
(b)	A portion of the security was on loan at September 30, 2014.
(c)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 3 inputs (Note 2).
(d)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs (Note 2).
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.4% of net assets as of September 30, 2014, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Amount shown represents less than 0.05% of net assets.
(g)	Investments of cash collateral for securities loaned
(h)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
NVDR = Non Voting Depositary Receipt
PCL = Public Company Limited
PJSC = Public Joint Stock Company
PLC = Public Limited Company
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR Dow Jones Global Real Estate ETF
SCHEDULE OF INVESTMENTS
September 30, 2014

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AUSTRALIA — 5.8%
Astro Japan Property Group	107,422	$418,298
BWP Trust	2,075,563	1,592,841
CFS Retail Property Trust Group	3,784,176	6,606,129
Charter Hall Retail REIT	486,386	1,617,326
Dexus Property Group	8,640,150	8,392,224
Goodman Group	2,445,548	11,063,678
Investa Office Fund	976,505	2,862,543
Scentre Group (a)	8,466,160	24,299,264
The GPT Group	2,695,343	9,127,626
Westfield Corp. (a)	3,040,027	19,818,306

		85,798,235

AUSTRIA — 0.7%
Atrium European Real Estate, Ltd. (a)	272,782	1,419,718
BUWOG AG (a)	82,470	1,633,025
CA Immobilien Anlagen AG (a)	125,926	2,514,992
IMMOFINANZ AG (a)	1,687,627	4,790,367

		10,358,102

BELGIUM — 0.4%
Befimmo SA	30,046	2,231,410
Cofinimmo SA	27,563	3,123,261

		5,354,671

BRAZIL — 0.4%
BR Malls Participacoes SA	718,126	5,666,793

CANADA — 4.5%
Artis REIT	104,454	1,430,979
Boardwalk REIT	40,706	2,509,636
Brookfield Asset Management, Inc. (Class A)	907,786	40,842,450
Calloway REIT	105,397	2,425,673
Canadian Apartment Properties REIT	86,872	1,833,753
Canadian REIT	54,750	2,376,558
Chartwell Retirement Residences	136,313	1,336,844
Crombie Real Estate Investment Trust (b)	31,884	375,481
Crombie Real Estate Investment Trust (b)	69,711	807,801
First Capital Realty, Inc. (c)	152,442	2,388,492
H&R REIT	212,292	4,152,569
RioCan REIT	239,019	5,490,240

		65,970,476

CHINA — 1.1%
Hongkong Land Holdings, Ltd.	1,872,000	12,729,600
Kerry Properties, Ltd.	1,125,635	3,783,476

		16,513,076

FRANCE — 4.3%
Fonciere Des Regions	72,065	6,495,426
Gecina SA	57,083	7,481,422
Klepierre	158,208	6,929,016
Mercialys SA REIT	87,752	1,913,872
Unibail-Rodamco SE	155,894	40,115,269

		62,935,005

HONG KONG — 3.6%
Champion REIT (c)	4,110,462	1,715,097
Hang Lung Group, Ltd.	1,463,996	7,249,185
Hang Lung Properties, Ltd.	3,638,018	10,354,045
Hysan Development Co., Ltd.	1,115,731	5,158,304
Prosperity REIT	2,006,000	622,588
The Link REIT	3,674,682	21,177,064
Wheelock & Co., Ltd.	1,293,016	6,177,756

		52,454,039

ITALY — 0.1%
Beni Stabili SpA (c)	1,311,002	924,117

JAPAN — 9.7%
Activia Properties, Inc.	363	2,915,383
Aeon Mall Co., Ltd.	184,900	3,527,925
Daibiru Corp.	91,100	1,045,580
Daiwa Office Investment Corp. (c)	444	2,396,171
Frontier Real Estate Investment Corp.	749	3,591,540
Fukuoka REIT Corp.	951	1,755,572
Global One Real Estate Investment Co., Ltd.	293	826,688
Hankyu REIT, Inc.	168	966,389
Heiwa Real Estate Co., Ltd.	56,800	894,757
Hulic Co., Ltd.	616,400	6,518,292
Japan Excellent, Inc.	1,917	2,462,330
Japan Prime Realty Investment Corp.	1,312	4,724,372
Japan Real Estate Investment Corp.	1,991	10,236,784
Japan Retail Fund Investment Corp.	3,670	7,393,865
Kenedix Office Investment Corp.	532	2,856,539
Kenedix Residential Investment Corp.	440	1,124,718
Mitsui Fudosan Co., Ltd.	1,577,000	48,296,928
Mori Hills REIT Investment Corp.	1,888	2,623,011
Mori Trust Sogo REIT, Inc. (c)	1,638	3,029,766
Nippon Building Fund, Inc.	2,246	11,814,048
Nomura Real Estate Office Fund, Inc.	594	2,718,337
NTT Urban Development Corp. (c)	173,900	1,829,442
Orix JREIT, Inc.	3,125	3,928,506
Premier Investment Corp.	303	1,353,480
Tokyu Fudosan Holdings Corp.	815,500	5,590,556
Tokyu REIT, Inc.	1,477	1,946,982
Top REIT, Inc.	264	1,156,406
United Urban Investment Corp.	3,994	6,127,811

		143,652,178

NETHERLANDS — 1.0%
Corio NV	160,263	7,860,207
Eurocommercial Properties NV	67,997	2,995,236
VastNed Retail NV	30,700	1,404,482
Wereldhave NV	34,478	2,839,742

		15,099,667

NEW ZEALAND — 0.3%
Argosy Property, Ltd.	1,230,942	964,255
Goodman Property Trust	1,609,211	1,329,557
Kiwi Income Property Trust	1,579,269	1,434,070
Precinct Properties (c)	1,349,902	1,141,617

		4,869,499

See accompanying notes to financial statements.

SPDR Dow Jones Global Real Estate ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014

Security Description	Shares	Value

PHILIPPINES — 0.9%
Ayala Land, Inc.	9,026,300	$7,029,562
SM Prime Holdings, Inc.	15,030,800	5,854,568

		12,884,130

SINGAPORE — 3.5%
Ascendas REIT	3,249,969	5,733,890
Cambridge Industrial Trust	1,860,639	1,043,172
CapitaCommercial Trust	3,317,682	4,149,379
CapitaLand, Ltd.	4,107,500	10,306,595
CapitaMall Trust	4,127,860	6,182,241
Frasers Commercial Trust	766,375	811,265
Global Logistic Properties, Ltd.	4,925,000	10,465,577
Guocoland, Ltd. (c)	488,999	786,049
Keppel REIT (c)	2,406,000	2,245,072
Mapletree Logistics Trust	2,348,766	2,127,205
Starhill Global REIT	2,192,524	1,358,185
Suntec REIT (c)	3,972,274	5,482,006
United Industrial Corp., Ltd.	310,179	809,924

		51,500,560

SOUTH AFRICA — 0.7%
Acucap Properties, Ltd.	45,963	186,810
Capital Property Fund (a)	2,321,947	2,474,387
Fountainhead Property Trust	1,327,173	904,497
Growthpoint Properties, Ltd. REIT	2,740,805	5,977,336
SA Corporate Real Estate Fund	2,303,820	901,280

		10,444,310

SPAIN — 0.0% (d)
Martinsa-Fadesa SA (a)(e)(f)	178	0

SWEDEN — 0.9%
Castellum AB	273,538	4,166,593
Fabege AB	223,566	2,848,696
Great Portland Estates PLC	546,937	5,670,235
Kungsleden AB (c)	179,905	1,070,685

		13,756,209

SWITZERLAND — 0.8%
PSP Swiss Property AG (a)	61,271	5,142,788
Swiss Prime Site AG (a)	96,217	7,139,493

		12,282,281

THAILAND — 0.2%
Central Pattana PCL NVDR	2,141,040	3,070,420

UNITED KINGDOM — 6.0%
Big Yellow Group PLC	205,811	1,734,983
Capital & Counties Properties PLC	1,182,006	6,298,580
Derwent London PLC	162,067	7,175,291
Grainger PLC	672,942	2,023,694
Hammerson PLC	1,133,527	10,557,112
Intu Properties PLC	1,501,284	7,853,895
Land Securities Group PLC	1,240,637	20,896,980
Segro PLC	1,180,010	6,946,006
Shaftesbury PLC	441,854	4,881,664
The British Land Co. PLC	1,627,209	18,531,600
Workspace Group PLC	170,067	1,743,829

		88,643,634

UNITED STATES — 54.8%
Acadia Realty Trust	93,324	2,573,876
Alexandria Real Estate Equities, Inc.	114,134	8,417,382
American Campus Communities, Inc.	166,834	6,081,099
American Homes 4 Rent (Class A)	219,550	3,708,200
Apartment Investment & Management Co. (Class A)	232,363	7,393,791
Ashford Hospitality Prime, Inc. (c)	35,050	533,812
Ashford Hospitality Trust, Inc.	123,711	1,264,326
Associated Estates Realty Corp.	90,811	1,590,101
AvalonBay Communities, Inc.	208,625	29,409,866
BioMed Realty Trust, Inc.	310,347	6,269,009
Boston Properties, Inc.	243,447	28,181,425
Brandywine Realty Trust	280,000	3,939,600
Brixmor Property Group, Inc. (c)	118,233	2,631,867
Camden Property Trust	136,112	9,327,755
CBL & Associates Properties, Inc.	270,785	4,847,052
Cedar Realty Trust, Inc.	116,001	684,406
Columbia Property Trust, Inc.	198,730	4,743,685
Corporate Office Properties Trust	139,468	3,587,117
Cousins Properties, Inc.	328,226	3,922,301
CubeSmart	236,230	4,247,415
DCT Industrial Trust, Inc.	530,232	3,982,042
DDR Corp. (c)	475,650	7,957,624
DiamondRock Hospitality Co.	311,218	3,946,244
Digital Realty Trust, Inc.	215,517	13,443,950
Douglas Emmett, Inc.	212,795	5,462,448
Duke Realty Corp.	538,614	9,253,389
DuPont Fabros Technology, Inc. (c)	103,684	2,803,615
EastGroup Properties, Inc. (c)	50,263	3,045,435
Education Realty Trust, Inc.	223,374	2,296,285
Equity Commonwealth	204,903	5,268,056
Equity Lifestyle Properties, Inc.	126,751	5,369,172
Equity One, Inc.	121,981	2,638,449
Equity Residential	575,188	35,420,077
Essex Property Trust, Inc.	100,984	18,050,890
Extra Space Storage, Inc.	175,299	9,040,169
Federal Realty Investment Trust (c)	107,639	12,750,916
FelCor Lodging Trust, Inc.	178,173	1,667,699
First Industrial Realty Trust, Inc.	175,748	2,971,899
First Potomac Realty Trust	92,217	1,083,550
Forest City Enterprises, Inc. (Class A) (a)	266,859	5,219,762
Franklin Street Properties Corp.	143,212	1,606,839
General Growth Properties, Inc.	997,448	23,489,900
Glimcher Realty Trust	229,974	3,113,848
HCP, Inc.	729,692	28,976,069
Health Care REIT, Inc.	515,248	32,136,018
Healthcare Realty Trust, Inc.	155,698	3,686,929
Hersha Hospitality Trust	310,084	1,975,235
Highwoods Properties, Inc. (c)	143,653	5,588,102
Home Properties, Inc.	90,842	5,290,638
Hospitality Properties Trust	238,216	6,396,100
Host Hotels & Resorts, Inc.	1,203,721	25,675,369
Inland Real Estate Corp.	137,168	1,359,335
Kilroy Realty Corp.	132,245	7,860,643
Kimco Realty Corp.	653,667	14,321,844
Kite Realty Group Trust	132,257	3,205,910
LaSalle Hotel Properties	165,490	5,666,378
Liberty Property Trust	235,471	7,831,765
LTC Properties, Inc.	56,287	2,076,427

See accompanying notes to financial statements.

SPDR Dow Jones Global Real Estate ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014

Security Description	Shares	Value

Mack-Cali Realty Corp.	133,092	$2,543,388
Mid-America Apartment Communities, Inc.	119,622	7,853,184
New York REIT, Inc. (c)	257,118	2,643,173
Parkway Properties, Inc.	117,091	2,198,969
Pebblebrook Hotel Trust	101,574	3,792,773
Pennsylvania Real Estate Investment Trust	109,304	2,179,522
Piedmont Office Realty Trust, Inc. (Class A) (c)	245,372	4,328,362
Post Properties, Inc.	86,497	4,440,756
ProLogis	795,123	29,976,137
PS Business Parks, Inc.	30,803	2,345,340
Public Storage	230,592	38,241,377
Ramco-Gershenson Properties Trust	120,407	1,956,614
Regency Centers Corp. (c)	146,899	7,907,573
Rexford Industrial Realty, Inc.	60,577	838,386
Rouse Properties, Inc. (c)	54,192	876,285
Saul Centers, Inc.	17,918	837,487
Senior Housing Properties Trust	324,015	6,778,394
Silver Bay Realty Trust Corp.	58,840	953,796
Simon Property Group, Inc.	494,238	81,262,612
SL Green Realty Corp.	151,987	15,399,323
Sovran Self Storage, Inc.	52,965	3,938,477
Strategic Hotels & Resorts, Inc. (a)	396,344	4,617,408
Sun Communities, Inc.	70,117	3,540,909
Sunstone Hotel Investors, Inc.	328,411	4,538,640
Tanger Factory Outlet Centers, Inc.	152,522	4,990,520
Taubman Centers, Inc.	100,735	7,353,655
The Macerich Co.	223,770	14,283,239
UDR, Inc.	400,310	10,908,447
Universal Health Realty Income Trust	20,156	840,102
Ventas, Inc.	468,077	28,997,370
Vornado Realty Trust	277,531	27,741,999
Washington Prime Group, Inc.	246,754	4,313,260
Washington Real Estate Investment Trust (c)	105,911	2,688,021
Weingarten Realty Investors (c)	178,841	5,633,492

		807,022,095

TOTAL COMMON STOCKS —
(Cost $1,378,228,155)		1,469,199,497

RIGHTS — 0.0% (d)
ITALY — 0.0% (d)
Beni Stabili SpA (expiring 10/17/14) (a)	1,302,130	27,141

SWEDEN — 0.0% (d)
Kungsleden AB (expiring 10/8/14) (a)(c)	218,241	78,718

TOTAL RIGHTS —
(Cost $0)		105,859

SHORT TERM INVESTMENTS — 3.4%
UNITED STATES — 3.4%
MONEY MARKET FUNDS — 3.4%
State Street Navigator Securities Lending Prime Portfolio (g)(h)	36,031,602	36,031,602
State Street Institutional Liquid Reserves Fund 0.09% (h)(i)	13,698,796	13,698,796

TOTAL SHORT TERM INVESTMENTS —
(Cost $49,730,398)		49,730,398

TOTAL INVESTMENTS — 103.1%
(Cost $1,427,958,553)		1,519,035,754
OTHER ASSETS & LIABILITIES — (3.1)%		(45,903,925)

NET ASSETS — 100.0%		$1,473,131,829

(a)	Non-income producing security
(b)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(c)	A portion of the security was on loan at September 30, 2014.
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Security is valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs (Note 2).
(f)	Company has filed for insolvency.
(g)	Investments of cash collateral for securities loaned
(h)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(i)	The rate shown is the annualized seven-day yield at period end.
NVDR = Non Voting Depositary Receipt
PCL = Public Company Limited
PLC = Public Limited Company
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR S&P International Consumer Discretionary Sector ETF
SCHEDULE OF INVESTMENTS
September 30, 2014

Security Description	Shares	Value

COMMON STOCKS — 99.3%
AUSTRALIA — 1.8%
Aristocrat Leisure, Ltd.	13,078	$66,832
Crown Resorts, Ltd.	11,718	141,503
Fairfax Media, Ltd.	55,200	37,435
Tatts Group, Ltd. (a)	34,168	94,181

		339,951

BELGIUM — 0.2%
S.A. D’Ieteren NV (a)	1,152	44,720

CANADA — 5.4%
Canadian Tire Corp., Ltd. (Class A)	1,582	162,440
Gildan Activewear, Inc.	1,921	105,320
Magna International, Inc. (a)	2,847	270,803
Shaw Communications, Inc. (Class B) (a)	5,240	128,708
Thomson Reuters Corp.	5,242	191,377
Tim Hortons, Inc.	1,757	138,651

		997,299

FINLAND — 0.4%
Nokian Renkaat Oyj (a)	1,405	42,384
Sanoma Oyj	3,573	22,514

		64,898

FRANCE — 9.2%
Accor SA	2,091	92,755
Christian Dior SA	474	79,458
Compagnie Generale des Etablissements Michelin	2,093	197,453
Havas SA	8,611	66,583
Hermes International (a)	245	73,273
Kering	886	178,686
Lagardere SCA	1,632	43,686
LVMH Moet Hennessy Louis Vuitton SA	2,313	376,048
Peugeot SA (b)	5,405	69,337
Publicis Groupe SA	1,344	92,310
Renault SA	1,982	143,591
Sodexo	1,475	144,368
Valeo SA	1,185	131,896

		1,689,444

GERMANY — 10.4%
adidas AG	2,320	173,646
Bayerische Motoren Werke AG	3,296	353,995
Continental AG	677	128,839
Daimler AG	8,421	646,035
Kabel Deutschland Holding AG	380	51,652
Porsche Automobil Holding SE Preference Shares	972	77,897
ProSiebenSat.1 Media AG	1,454	57,950
TUI AG (a)	3,432	51,354
Volkswagen AG	464	96,304
Volkswagen AG Preference Shares	1,295	268,943

		1,906,615

HONG KONG — 3.3%
Esprit Holdings, Ltd.	16,182	20,923
Galaxy Entertainment Group, Ltd.	20,000	116,161
Giordano International, Ltd.	100,000	54,217
Global Brands Group Holding, Ltd. (b)	78,000	17,177
Li & Fung, Ltd.	78,000	88,596
Sands China, Ltd.	30,400	158,555
Shangri-La Asia, Ltd.	20,500	30,413
SJM Holdings, Ltd.	30,000	57,179
Wynn Macau, Ltd. (a)	19,600	62,346

		605,567

ITALY — 1.4%
Fiat SpA (a)(b)	9,110	87,923
Gtech Spa (a)	3,013	71,594
Mediaset SpA (a)(b)	10,305	39,574
Pirelli & C. SpA	4,402	60,947

		260,038

JAPAN — 35.1%
Aisin Seiki Co., Ltd.	2,900	104,558
Aoyama Trading Co., Ltd.	5,000	116,459
Asics Corp.	1,000	22,526
Bandai Namco Holdings, Inc.	4,900	125,744
Benesse Holdings, Inc. (a)	2,000	65,637
Bookoff Corp.	1,900	14,497
Bridgestone Corp.	7,900	260,849
Can Do Co., Ltd.	1,000	15,379
Casio Computer Co., Ltd. (a)	4,900	81,655
Denso Corp. (a)	3,900	179,721
Dentsu, Inc.	3,900	148,434
Fast Retailing Co., Ltd. (a)	988	330,594
Fuji Corp., Ltd.	3,900	21,759
Fuji Heavy Industries, Ltd. (a)	10,000	330,553
GLOBERIDE, Inc.	10,000	12,672
Gunze, Ltd.	19,000	53,348
Haseko Corp.	2,100	16,215
Honda Motor Co., Ltd. (a)	13,600	471,124
Isetan Mitsukoshi Holdings, Ltd.	6,600	85,918
Isuzu Motors, Ltd.	10,000	141,301
Kappa Create Holdings Co., Ltd. (b)	1,000	9,572
Kyoritsu Maintenance Co., Ltd. (a)	600	24,395
Mazda Motor Corp.	4,600	115,278
Mitsubishi Motors Corp. (a)	3,900	47,321
Nikon Corp. (a)	4,900	70,801
Nissan Motor Co., Ltd.	19,200	187,108
Oriental Land Co., Ltd.	1,000	189,024
Panasonic Corp. (a)	17,000	202,165
PARIS MIKI HOLDINGS, Inc.	5,000	22,335
Pioneer Corp. (a)(b)	4,000	10,976
Rakuten, Inc. (a)	7,900	90,959
Resorttrust, Inc.	10,000	223,255
Ringer Hut Co., Ltd. (a)	1,600	24,548
Sanrio Co., Ltd. (a)	600	17,394
Sanyo Housing Nagoya Co., Ltd.	2,100	23,853
Sega Sammy Holdings, Inc. (a)	900	14,481
Sekisui Chemical Co., Ltd.	10,000	114,682
Sekisui House, Ltd.	10,000	117,781
Sharp Corp. (a)(b)	10,000	28,442
Shimano, Inc.	2,000	243,220
Sony Corp. (a)	8,900	161,538
Stanley Electric Co., Ltd.	3,000	64,871
Suminoe Textile Co., Ltd.	9,000	28,224
Sumitomo Forestry Co., Ltd.	8,600	92,511
Suzuki Motor Corp.	4,600	152,453

See accompanying notes to financial statements.

SPDR S&P International Consumer Discretionary Sector ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014

Security Description	Shares	Value

Toyota Industries Corp.	2,600	$125,621
Toyota Motor Corp. (a)	23,600	1,390,463
Yamada Denki Co., Ltd. (a)	12,600	36,756
Yamaha Motor Co., Ltd.	2,000	39,108

		6,468,078

LUXEMBOURG — 0.7%
SES SA	3,573	123,560

NETHERLANDS — 2.1%
Reed Elsevier NV	10,217	231,932
Wolters Kluwer NV	5,716	152,502

		384,434

NORWAY — 0.6%
Schibsted ASA	2,210	120,018

SINGAPORE — 0.8%
Genting Singapore PLC (a)	60,000	53,635
Singapore Press Holdings, Ltd. (a)	30,000	98,800

		152,435

SOUTH KOREA — 5.0%
Cheil Communications, Inc. (b)	1,330	28,169
Coway Co., Ltd.	434	34,671
Credu Corp.	206	12,787
Fila Korea, Ltd.	120	13,419
Gwangju Shinsegae Co., Ltd.	38	11,379
Hanil E-Hwa Co., Ltd. (b)	1,056	23,317
Hankook Tire Co., Ltd.	1,124	54,855
Hotel Shilla Co., Ltd.	186	21,063
Hyundai Department Store Co., Ltd.	64	9,734
Hyundai Engineering Plastics Co., Ltd.	1,670	11,173
Hyundai Mobis Co., Ltd.	602	146,614
Hyundai Motor Co.	1,690	305,089
Hyundai Wia Corp.	68	13,854
Kia Motors Corp.	2,447	124,524
LG Electronics, Inc.	726	45,201
Lotte Shopping Co., Ltd.	97	29,047
Mando Corp. (c)	59	7,660
Seoyeon Co., Ltd.	484	8,852
Toray Chemical Korea, Inc. (b)	1,272	16,815

		918,223

SPAIN — 1.6%
Inditex SA	9,730	268,875
NH Hotel Group SA (b)	5,218	25,509

		294,384

SWEDEN — 2.6%
Electrolux AB	4,852	128,496
Hennes & Mauritz AB (Class B)	8,387	348,469

		476,965

SWITZERLAND — 3.2%
Cie Financiere Richemont SA	4,594	376,703
The Swatch Group AG	434	206,258

		582,961

UNITED KINGDOM — 15.5%
British Sky Broadcasting Group PLC	13,267	189,699
Burberry Group PLC	5,278	129,288
Carnival PLC	2,655	106,055
Compass Group PLC	19,050	307,748
GKN PLC	18,350	94,956
Home Retail Group PLC	14,645	39,625
Informa PLC	10,117	80,202
ITV PLC	43,184	145,476
Kingfisher PLC	35,444	186,113
Marks & Spencer Group PLC	19,010	124,690
Next PLC	3,209	343,610
Ocado Group PLC (b)	3,377	14,508
Pearson PLC	11,307	227,296
Reed Elsevier PLC	13,870	222,155
Thomas Cook Group PLC (b)	8,752	16,884
Tui Travel PLC	15,651	98,725
Whitbread PLC	3,641	245,194
WPP PLC	22,920	277,612

		2,849,836

TOTAL COMMON STOCKS —
(Cost $17,906,795)		18,279,426

WARRANTS — 0.0% (d)
FRANCE — 0.0% (d)
Peugeot SA (expiring 4/29/17) (a)(b) (Cost $7,744)	3,417	6,397

SHORT TERM INVESTMENTS — 20.1%
UNITED STATES — 20.1%
MONEY MARKET FUNDS — 20.1%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	3,636,022	3,636,022
State Street Institutional Liquid Reserves Fund 0.09% (f)(g)	51,426	51,426

TOTAL SHORT TERM INVESTMENTS —
(Cost $3,687,448)		3,687,448

TOTAL INVESTMENTS — 119.4%
(Cost $21,601,987)		21,973,271
OTHER ASSETS & LIABILITIES — (19.4)%		(3,568,696)

NET ASSETS — 100.0%		$18,404,575

(a)	A portion of the security was on loan at September 30, 2014.
(b)	Non-income producing security
(c)	Security is valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs (Note 2).
(d)	Amount represents less than 0.05% of net assets.
(e)	Investments of cash collateral for securities loaned
(f)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(g)	The rate shown is the annualized seven-day yield at period end.
PLC = Public Limited Company
SCA = Societe en Commandite par Actions (partnership limited by shares)

See accompanying notes to financial statements.

SPDR S&P International Consumer Staples Sector ETF
SCHEDULE OF INVESTMENTS
September 30, 2014

Security Description	Shares	Value

COMMON STOCKS — 99.4%
AUSTRALIA — 5.9%
Coca-Cola Amatil, Ltd.	16,875	$129,650
Treasury Wine Estates, Ltd.	21,046	78,085
Wesfarmers, Ltd. (a)	33,749	1,245,071
Woolworths, Ltd.	35,802	1,072,689

		2,525,495

BELGIUM — 6.3%
Anheuser-Busch InBev NV	24,067	2,451,992
Delhaize Group	3,447	239,842

		2,691,834

CANADA — 2.4%
Alimentation Couche-Tard, Inc. (Class B)	10,082	323,061
Alliance Grain Traders, Inc.	500	12,890
Clearwater Seafoods, Inc.	871	8,145
Cott Corp.	800	5,505
Empire Co., Ltd. (Class A)	500	34,848
High Liner Foods, Inc.	353	6,643
KP Tissue, Inc.	400	5,594
Liquor Stores NA, Ltd.	300	3,608
Loblaw Cos., Ltd.	9,253	464,078
Maple Leaf Foods, Inc.	500	8,554
Metro, Inc., (Class A) (a)	415	27,814
Premium Brands Holdings Corp.	267	5,882
Saputo, Inc.	3,000	84,104
SunOpta, Inc. (b)	3,575	43,150
The Jean Coutu Group Pjc, Inc. (Class A)	200	4,202

		1,038,078

DENMARK — 0.8%
Carlsberg A/S (Class B)	3,801	337,999
Royal UNIBREW (b)	44	7,325

		345,324

FINLAND — 0.3%
Kesko Oyj (Class B)	3,911	140,065

FRANCE — 8.6%
Carrefour SA	16,489	509,495
Casino Guichard-Perrachon SA	2,703	291,160
Danone	17,130	1,146,892
L’Oreal SA	6,612	1,049,923
Pernod Ricard SA	5,958	674,670

		3,672,140

GERMANY — 2.6%
Beiersdorf AG	4,093	341,976
Henkel AG & Co. KGaA	283	26,451
Henkel AG & Co. KGaA Preference Shares	7,158	714,888
Metro AG (b)	824	27,147

		1,110,462

HONG KONG — 0.4%
Vitasoy International Holdings, Ltd.	130,000	165,574

IRELAND — 1.0%
C&C Group PLC	5,773	30,680
Fyffes PLC	3,161	4,313
Glanbia PLC	2,742	39,592
Greencore Group PLC	15,636	59,315
Kerry Group PLC (Class A)	3,949	278,462
Origin Enterprises PLC	695	6,760
Total Produce PLC	6,100	7,552

		426,674

JAPAN — 15.2%
Aeon Co., Ltd. (a)	24,105	239,962
Ajinomoto Co., Inc.	21,728	361,490
Asahi Breweries, Ltd.	17,382	502,786
Belc Co., Ltd.	100	2,748
Calbee, Inc.	2,300	75,272
Coca-Cola East Japan Co., Ltd.	1,500	29,769
Euglena Co., Ltd. (a)(b)	2,200	27,456
Ezaki Glico Co., Ltd.	1,500	51,825
FamilyMart Co., Ltd. (a)	2,100	80,118
Fuji Oil Co., Ltd.	2,200	32,470
Fujicco Co., Ltd.	4,000	51,780
Hokuto Corp.	2,100	37,905
Japan Tobacco, Inc.	28,378	922,780
Kao Corp.	16,808	655,266
Kewpie Corp.	4,300	72,598
KEY Coffee, Inc.	4,300	64,523
Kikkoman Corp. (a)	4,000	84,999
Kirin Holdings Co., Ltd.	21,675	287,795
Kotobuki Spirits Co., Ltd.	300	6,030
Kusuri No Aoki Co., Ltd.	100	4,285
Lawson, Inc. (a)	3,924	274,371
Life Corp.	500	7,908
Lion Corp.	21,000	112,950
Matsumotokiyoshi Holdings Co., Ltd.	700	20,644
MEIJI Holdings Co., Ltd. (a)	2,100	165,978
NH Foods, Ltd.	4,000	84,817
Nichirei Corp.	36,388	152,923
Nippon Suisan Kaisha, Ltd. (b)	5,900	15,544
Nissin Foods Holding Co., Ltd. (a)	1,200	62,355
Oenon Holdings, Inc.	43,351	97,218
Pigeon Corp.	800	45,289
S Foods, Inc.	400	6,753
Sapporo Holdings, Ltd.	1,000	3,847
Seven & I Holdings Co., Ltd.	21,775	844,440
Shiseido Co., Ltd. (a)	15,793	260,517
Sugi Holdings Co., Ltd. (a)	200	8,396
Suntory Beverage & Food, Ltd. (a)	1,700	60,285
Takara Holdings, Inc.	2,000	15,224
Toyo Suisan Kaisha, Ltd. (a)	2,000	66,366
Tsuruha Holdings, Inc.	100	5,561
Unicharm Corp.	12,900	294,056
UNY Group Holdings Co., Ltd. (a)	17,400	92,476
Yakult Honsha Co., Ltd. (a)	3,068	161,098
Yamazaki Baking Co., Ltd. (a)	3,000	38,671
Yaoko Co., Ltd.	200	11,887

		6,501,431

LUXEMBOURG — 0.1%
Oriflame Cosmetics SA SDR (a)	1,310	22,607

NETHERLANDS — 6.8%
Heineken NV	6,517	487,699
Koninklijke Ahold NV	31,896	516,552

See accompanying notes to financial statements.

SPDR S&P International Consumer Staples Sector ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014

Security Description	Shares	Value

Unilever NV (a)	47,928	$1,908,985

		2,913,236

NORWAY — 0.5%
Bakkafrost P/F	298	6,426
Marine Harvest (a)	13,184	184,538
Orkla ASA	1,398	12,647
Salmar ASA	258	4,559

		208,170

PORTUGAL — 0.1%
Jeronimo Martins SGPS SA	3,794	41,783
Sonae SGPS SA	11,971	17,361

		59,144

SINGAPORE — 0.8%
Golden Agri-Resources, Ltd. (a)	286,075	115,525
Wilmar International, Ltd.	88,000	213,220

		328,745

SOUTH KOREA — 3.0%
Able C&C Co., Ltd.	272	7,630
Amorepacific Corp.	68	154,140
AMOREPACIFIC Group	54	59,821
Binggrae Co., Ltd.	200	16,660
CJ CheilJedang Corp.	165	60,590
Cosmax BTI, Inc.	78	4,043
Cosmax, Inc. (b)	111	13,674
Crown Confectionery Co., Ltd.	110	20,848
Dae Han Flour Mills Co., Ltd.	200	41,033
Daesang Corp.	980	47,920
Dongsuh Co., Inc.	1,984	44,653
Dongwon F&B Co., Ltd.	10	3,231
Dongwon Industries Co., Ltd.	80	27,444
E-Mart Co., Ltd.	438	95,673
GS Retail Co., Ltd.	161	3,974
Korea Kolmar Co., Ltd.	188	11,135
Korea Kolmar Holdings Co., Ltd.	117	4,307
KT&G Corp.	3,034	271,702
LG Household & Health Care, Ltd.	224	107,622
Lotte Chilsung Beverage Co., Ltd.	4	8,237
Lotte Confectionery Co., Ltd.	22	45,428
Lotte Samkang Co., Ltd.	58	41,882
Maeil Dairy Industry Co., Ltd.	728	25,215
Muhak Co., Ltd. (b)	124	3,931
Namyang Dairy Products Co., Ltd.	20	14,480
NongShim Co., Ltd.	76	19,590
ORION Corp.	89	73,798
Ottogi Corp.	95	55,546
Pulmuone Co., Ltd.	30	3,937
Sajo Industries Co., Ltd. (b)	400	15,276
Samlip General Foods Co., Ltd.	43	5,583
Sunjin Co., Ltd.	109	3,997

		1,313,000

SPAIN — 0.5%
Distribuidora Internacional de Alimentacion SA	2,210	15,869
Ebro Puleva SA	11,433	216,785

		232,654

SWEDEN — 1.1%
Svenska Cellulosa AB	923	22,062
Svenska Cellulosa AB (Class B)	9,067	216,474
Swedish Match AB	7,000	227,235

		465,771

SWITZERLAND — 15.7%
Aryzta AG (b)	621	53,521
Coca-Cola HBC AG (b)	4,297	92,858
Lindt & Spruengli AG	88	439,401
Nestle SA	83,809	6,161,782

		6,747,562

UNITED KINGDOM — 27.3%
Associated British Foods PLC	7,468	324,340
Booker Group PLC	10,811	21,417
British American Tobacco PLC	48,951	2,763,208
Diageo PLC	66,979	1,938,207
Imperial Tobacco Group PLC	27,063	1,168,782
J Sainsbury PLC (a)	46,869	191,094
Reckitt Benckiser Group PLC	17,892	1,551,801
SABMiller PLC	23,680	1,315,969
Tate & Lyle PLC	16,684	159,985
Tesco PLC	215,834	651,512
Unilever PLC	33,967	1,423,446
William Morrison Supermarkets PLC (a)	73,264	199,893

		11,709,654

TOTAL COMMON STOCKS —
(Cost $38,982,719)		42,617,620

SHORT TERM INVESTMENTS — 6.7%
UNITED STATES — 6.7%
MONEY MARKET FUNDS — 6.7%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	2,614,374	2,614,374
State Street Institutional Liquid Reserves Fund 0.09% (d)(e)	245,715	245,715

TOTAL SHORT TERM INVESTMENTS —
(Cost $2,860,089)		2,860,089

TOTAL INVESTMENTS — 106.1%
(Cost $41,842,808)		45,477,709
OTHER ASSETS & LIABILITIES — (6.1)%		(2,624,934)

NET ASSETS — 100.0%		$42,852,775

(a)	A portion of the security was on loan at September 30, 2014.
(b)	Non-income producing security
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(e)	The rate shown is the annualized seven-day yield at period end.
PLC = Public Limited Company
SDR = Swedish Depositary Receipt

See accompanying notes to financial statements.

SPDR S&P International Energy Sector ETF
SCHEDULE OF INVESTMENTS
September 30, 2014

Security Description	Shares	Value

COMMON STOCKS — 99.0%
AUSTRALIA — 4.5%
Caltex Australia, Ltd.	1,846	$45,214
Karoon Gas Australia, Ltd. (a)(b)	2,176	6,645
Origin Energy, Ltd.	17,162	224,814
Paladin Energy, Ltd. (a)(b)	13,052	4,340
Santos, Ltd.	12,872	153,974
Whitehaven Coal, Ltd. (a)(b)	5,498	8,227
Woodside Petroleum, Ltd.	10,000	355,270
WorleyParsons, Ltd.	5,392	72,378

		870,862

AUSTRIA — 0.5%
OMV AG	2,669	89,837

CANADA — 30.0%
AltaGas, Ltd. (b)	1,652	69,906
ARC Resources, Ltd. (b)	3,999	105,741
Athabasca Oil Corp. (a)(b)	7,957	40,798
Baytex Energy Corp. (b)	1,625	61,580
Bonavista Energy Corp. (b)	4,648	53,569
Bonterra Energy Corp. (b)	450	22,835
Cameco Corp. (b)	7,903	139,737
Canadian Natural Resources, Ltd. (b)	16,080	626,049
Canadian Oil Sands, Ltd. (b)	6,658	123,086
Cenovus Energy, Inc.	11,555	311,532
Crescent Point Energy Corp. (b)	5,443	196,865
Enbridge, Inc.	12,138	582,272
EnCana Corp. (b)	13,808	293,816
Enerplus Corp. (b)	4,394	83,590
Ensign Energy Services, Inc.	1,802	23,719
Gibson Energy, Inc. (b)	1,720	53,837
Gran Tierra Energy, Inc. (a)	3,271	18,118
Husky Energy, Inc. (b)	4,979	136,955
Imperial Oil, Ltd. (b)	3,561	168,594
Inter Pipeline, Ltd.	4,295	139,701
InterOil Corp. (a)(b)	517	28,052
Keyera Corp. (b)	836	67,498
Lightstream Resources, Ltd. (b)	2,262	10,626
MEG Energy Corp. (a)	1,772	54,513
Mullen Group, Ltd. (b)	1,351	30,924
Niko Resources, Ltd. (a)(b)	1,485	1,036
Pacific Rubiales Energy Corp.	4,208	70,714
Paramount Resources, Ltd. (Class A) (a)	502	28,816
Pason Systems, Inc.	900	25,215
Pembina Pipeline Corp. (b)	4,013	169,418
Pengrowth Energy Corp. (b)	7,023	36,889
Penn West Petroleum, Ltd. (b)	5,273	35,593
Peyto Exploration & Development Corp. (b)	1,839	58,154
Precision Drilling Corp.	8,030	86,871
Secure Energy Services, Inc.	1,552	33,552
ShawCor, Ltd. (Class A)	836	42,266
Suncor Energy, Inc.	20,565	745,827
Sunshine Oilsands, Ltd. (a)(b)	32,000	4,245
Talisman Energy, Inc.	15,069	130,660
Tourmaline Oil Corp. (a)	1,772	78,694
TransCanada Corp. (b)	9,516	491,148
Trican Well Service, Ltd.	3,848	45,107
Trilogy Energy Corp. (b)	670	15,204
Veresen, Inc.	2,833	43,171
Vermilion Energy, Inc. (b)	2,732	166,675
Whitecap Resources, Inc. (b)	2,837	40,694

		5,793,862

CYPRUS — 0.0% (c)
Ocean Rig UDW, Inc. (b)	512	8,253

FINLAND — 0.2%
Neste Oil Oyj (b)	2,146	44,188

FRANCE — 11.6%
Bourbon SA	386	10,464
CGG SA (a)(b)	3,522	32,110
Technip SA	1,676	141,027
Total SA	31,546	2,050,307

		2,233,908

HONG KONG — 0.1%
Brightoil Petroleum Holdings, Ltd. (a)	32,000	10,055
Sino Oil And Gas Holdings, Ltd. (a)	220,000	6,601
Yanchang Petroleum International, Ltd. (a)	100,000	5,345

		22,001

IRELAND — 0.2%
Dragon Oil PLC	3,146	31,396

ISRAEL — 0.2%
Delek Group, Ltd.	61	23,096
Paz Oil Co., Ltd.	78	12,327

		35,423

ITALY — 5.2%
ENI SpA (b)	37,443	892,548
Saipem SpA (a)	4,048	86,114
Saras SpA (a)	16,482	16,678

		995,340

JAPAN — 2.6%
Cosmo Oil Co., Ltd.	4,000	6,746
Idemitsu Kosan Co., Ltd.	1,700	36,078
Inpex Corp. (b)	13,300	187,869
Japan Petroleum Exploration Co.	200	7,676
JX Holdings, Inc. (b)	46,697	215,191
Showa Shell Sekiyu K.K.	2,700	25,746
TonenGeneral Sekiyu K.K.	3,000	26,227

		505,533

LUXEMBOURG — 1.1%
Subsea 7 SA	4,336	61,940
Tenaris SA	6,361	145,845

		207,785

NETHERLANDS — 0.8%
Fugro NV (b)	826	25,006
Koninklijke Vopak NV	914	49,331
SBM Offshore NV (a)(b)	5,575	80,955

		155,292

NORWAY — 4.3%
Akastor ASA	4,926	19,826
Aker Solutions ASA (a)(d)	4,926	49,085
BW LPG, Ltd. (d)	1,112	14,067
DNO ASA (a)	9,057	28,344

See accompanying notes to financial statements.

SPDR S&P International Energy Sector ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014

Security Description	Shares	Value

Fred Olsen Energy ASA (b)	465	$8,543
Golar LNG, Ltd.	614	40,770
Kvaerner ASA	8,270	13,649
Petroleum Geo-Services ASA	4,501	28,522
ProSafe SE	3,377	19,759
Seadrill, Ltd. (b)	4,931	132,282
Ship Finance International, Ltd. (b)	900	15,228
Statoil ASA	15,359	418,963
TGS Nopec Geophysical Co. ASA (b)	1,469	37,395

		826,433

PAPUA NEW GUINEA — 0.9%
Oil Search, Ltd.	23,212	181,180

PORTUGAL — 0.3%
Galp Energia SGPS SA (Class B)	3,681	59,846

SINGAPORE — 0.1%
Ezion Holdings, Ltd. (b)	16,280	23,106

SOUTH KOREA — 0.8%
GS Holdings	769	29,368
Hankook Shell Oil Co., Ltd.	63	33,194
S-Oil Corp.	610	24,741
SK Innovation Co., Ltd.	810	62,252

		149,555

SPAIN — 1.7%
Repsol SA	13,957	331,466

SWEDEN — 0.2%
Lundin Petroleum AB (a)	2,678	45,362

UNITED KINGDOM — 33.7%
Afren PLC (a)	15,080	25,303
AMEC PLC	4,155	74,364
BG Group PLC	46,923	867,189
BP PLC	249,875	1,836,857
Cairn Energy PLC (a)	11,257	32,210
Genel Energy PLC (a)	2,130	29,075
John Wood Group PLC	5,195	63,964
Ophir Energy PLC (a)	5,991	22,270
Petrofac, Ltd.	3,568	59,983
Premier Oil PLC	8,617	46,518
Royal Dutch Shell PLC (Class A)	52,419	2,004,231
Royal Dutch Shell PLC (Class B)	32,776	1,294,896
Tullow Oil PLC	14,786	154,489

		6,511,349

TOTAL COMMON STOCKS —
(Cost $21,188,640)		19,121,977

SHORT TERM INVESTMENTS — 15.9%
UNITED STATES — 15.9%
MONEY MARKET FUNDS — 15.9%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	2,934,069	2,934,069
State Street Institutional Liquid Reserves Fund 0.09% (f)(g)	140,815	140,815

TOTAL SHORT TERM INVESTMENTS —
(Cost $3,074,884)		3,074,884

TOTAL INVESTMENTS — 114.9%
(Cost $24,263,524)		22,196,861
OTHER ASSETS & LIABILITIES — (14.9)%		(2,884,841)

NET ASSETS — 100.0%		$19,312,020

(a)	Non-income producing security
(b)	A portion of the security was on loan at September 30, 2014.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.3% of net assets as of September 30, 2014, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Investments of cash collateral for securities loaned
(f)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(g)	The rate shown is the annualized seven-day yield at period end.
PLC = Public Limited Company

See accompanying notes to financial statements.

SPDR S&P International Financial Sector ETF
SCHEDULE OF INVESTMENTS
September 30, 2014

Security Description	Shares	Value

COMMON STOCKS — 98.3%
AUSTRALIA — 11.3%
AMP, Ltd.	6,917	$33,048
ASX, Ltd.	871	27,331
Australia & New Zealand Banking Group, Ltd.	6,482	175,381
Commonwealth Bank of Australia	4,300	283,295
Insurance Australia Group, Ltd.	5,989	32,073
Macquarie Group, Ltd.	757	38,148
National Australia Bank, Ltd.	6,392	182,007
QBE Insurance Group, Ltd.	4,358	44,465
Scentre Group (a)	17,611	50,546
Stockland	5,424	18,748
Suncorp Group, Ltd.	3,291	40,432
Sydney Airport	1,301	4,861
Westfield Corp. (a)	9,501	61,938
Westpac Banking Corp.	8,607	242,064

		1,234,337

AUSTRIA — 0.6%
Erste Group Bank AG	1,192	27,308
Sparkassen Immobilien AG (a)	5,502	42,814

		70,122

BELGIUM — 0.9%
Ageas	890	29,552
Dexia SA (a)	4,264	162
Groupe Bruxelles Lambert SA	271	24,840
KBC Groep NV (a)	843	44,902

		99,456

CANADA — 14.1%
Bank of Montreal	2,091	154,231
Brookfield Asset Management, Inc. (Class A)	1,435	64,563
Canadian Imperial Bank of Commerce (b)	966	86,949
CI Financial Corp. (b)	2,000	60,436
Fairfax Financial Holdings, Ltd.	100	44,901
Great-West Lifeco, Inc.	2,200	63,408
IGM Financial, Inc. (b)	196	8,471
Intact Financial Corp.	1,000	64,883
Manulife Financial Corp.	5,910	113,911
National Bank of Canada (b)	775	35,388
Power Corp. of Canada (b)	983	27,338
Power Financial Corp.	1,900	58,247
Royal Bank of Canada (b)	3,410	244,258
Sun Life Financial, Inc. (b)	2,590	94,093
The Bank of Nova Scotia	3,112	192,894
The Toronto-Dominion Bank	4,658	230,368

		1,544,339

CHINA — 1.1%
Hongkong Land Holdings, Ltd.	9,000	61,200
Sino Land Co., Ltd.	36,000	55,634

		116,834

DENMARK — 0.9%
Danske Bank A/S	1,827	49,669
Sydbank A/S (a)	1,482	45,169

		94,838

FINLAND — 0.6%
Sampo Oyj (Class A)	1,232	59,763
Technopolis Oyj	270	1,371

		61,134

FRANCE — 4.9%
AXA SA	6,089	150,070
BNP Paribas	2,459	163,145
Credit Agricole SA	3,568	53,839
Societe Generale SA	1,676	85,577
Unibail-Rodamco SE	303	77,969

		530,600

GERMANY — 3.9%
Allianz SE	1,073	173,974
Commerzbank AG (a)	2,416	36,136
Deutsche Bank AG	3,499	122,769
Deutsche Beteiligungs AG	25	679
Deutsche Boerse AG	321	21,625
Muenchener Rueckversicherungs- Gesellschaft AG	362	71,590

		426,773

HONG KONG — 6.0%
AIA Group, Ltd.	30,800	159,253
Bank of East Asia, Ltd.	3,343	13,540
BOC Hong Kong Holdings, Ltd.	9,000	28,686
Cheung Kong Holdings, Ltd.	2,967	48,870
Hang Lung Properties, Ltd.	10,922	31,085
Hang Seng Bank, Ltd.	1,900	30,512
Henderson Land Development Co., Ltd.	9,000	58,299
Hong Kong Exchanges and Clearing, Ltd.	3,300	71,014
New World Development Co., Ltd.	30,575	35,595
Sun Hung Kai Properties, Ltd.	4,518	64,060
Swire Pacific, Ltd.	4,500	57,952
The Link REIT	5,533	31,886
The Wharf Holdings, Ltd.	3,933	27,959

		658,711

IRELAND — 0.2%
Bank of Ireland (a)	70,363	27,555

ITALY — 3.4%
Assicurazioni Generali SpA	4,156	87,466
Banca Monte dei Paschi di Siena SpA (a)	11,518	15,190
Banca Popolare dell’Etruria e del Lazio (a)	1,623	1,335
Banco Popolare SC (a)	858	12,605
Intesa Sanpaolo SpA	35,685	108,460
UBI Banca ScPA (b)	4,098	34,478
UniCredit SpA	14,391	113,803

		373,337

JAPAN — 13.7%
Daito Trust Construction Co., Ltd. (b)	600	70,860
Daiwa House Industry Co., Ltd. (b)	1,700	30,491
Daiwa Securities Group, Inc. (b)	3,900	30,892
Mitsubishi Estate Co., Ltd.	4,000	90,013
Mitsubishi UFJ Financial Group, Inc.	35,849	202,685
Mitsui Fudosan Co., Ltd.	3,000	91,878
Mizuho Financial Group, Inc. (b)	51,825	92,552
MS&AD Insurance Group Holdings, Inc.	2,086	45,497
Nippon Building Fund, Inc.	12	63,120

See accompanying notes to financial statements.

SPDR S&P International Financial Sector ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014

Security Description	Shares	Value

Nomura Holdings, Inc.	15,396	$91,763
ORIX Corp.	4,900	67,585
Resona Holdings, Inc.	5,156	29,067
Sompo Japan Nipponkoa Holdings, Inc.	1,900	46,091
Sumitomo Mitsui Financial Group, Inc.	4,069	165,846
Sumitomo Mitsui Trust Holdings, Inc.	18,933	78,790
Sumitomo Realty & Development Co., Ltd.	1,000	35,576
T&D Holdings, Inc.	4,100	52,645
The Bank of Yokohama, Ltd.	8,000	43,991
The Dai-ichi Life Insurance Co., Ltd.	2,900	43,039
The Shizuoka Bank, Ltd. (b)	2,000	20,584
Tokai Tokyo Financial Holdings, Inc. (b)	622	4,275
Tokio Marine Holdings, Inc.	3,079	95,504

		1,492,744

NETHERLANDS — 1.8%
Aegon NV	5,953	49,121
ING Groep NV (a)	9,976	142,531

		191,652

NEW ZEALAND — 0.0% (c)
Precinct Properties	2,173	1,838

NORWAY — 0.4%
DnB NOR ASA	2,333	43,698
SpareBank 1 SR Bank ASA	366	3,476

		47,174

PORTUGAL — 0.0% (c)
BANIF — Banco Internacional do Funchal SA (a)	8,326	84

SINGAPORE — 2.4%
CapitaLand, Ltd.	10,922	27,405
DBS Group Holdings, Ltd.	4,000	57,775
Hong Leong Finance, Ltd.	17,867	37,407
Oversea-Chinese Banking Corp., Ltd. (b)	9,596	73,289
United Overseas Bank, Ltd.	3,594	63,127

		259,003

SOUTH KOREA — 3.1%
Hana Financial Group, Inc.	740	26,998
KB Financial Group, Inc.	988	36,093
KB Financial Group, Inc. ADR	961	34,808
Samsung Fire & Marine Insurance Co., Ltd.	248	66,392
Samsung Life Insurance Co., Ltd.	641	64,389
Shinhan Financial Group Co., Ltd.	1,210	55,727
Shinhan Financial Group Co., Ltd. ADR	1,196	54,370

		338,777

SPAIN — 6.2%
Banco Bilbao Vizcaya Argentaria SA	15,086	182,017
Banco de Sabadell SA (b)	17,056	50,504
Banco Popular Espanol SA	4,904	30,027
Banco Santander SA	30,664	294,822
Bankia SA (a)	33,002	61,617
Bolsas y Mercados Espanoles SA (b)	586	22,349
CaixaBank SA	5,870	35,749

		677,085

SWEDEN — 3.6%
Investor AB (Class B)	1,533	54,273
Kinnevik Investment AB (Class B)	900	32,549
Nordea Bank AB	10,086	131,385
Skandinaviska Enskilda Banken AB (Class A)	4,033	53,934
Svenska Handelsbanken AB (Class A)	1,152	54,257
Swedbank AB (Class A)	2,577	64,958

		391,356

SWITZERLAND — 5.4%
Credit Suisse Group AG (a)	3,701	102,528
GAM Holding AG (a)	1,350	23,313
Julius Baer Group, Ltd. (a)	1,106	49,599
Swiss Life Holding AG (a)	255	60,901
Swiss Re AG (a)	882	70,292
UBS AG (a)	10,085	175,841
Valiant Holding AG	70	5,575
Zurich Insurance Group AG (a)	351	104,621

		592,670

UNITED KINGDOM — 13.8%
Aviva PLC	10,496	89,077
Barclays PLC	37,720	139,085
Friends Life Group, Ltd.	5,402	26,982
HSBC Holdings PLC	44,863	455,360
Lancashire Holdings, Ltd.	441	4,576
Land Securities Group PLC	1,835	30,908
Legal & General Group PLC	15,111	56,074
Lloyds Banking Group PLC (a)	113,109	140,954
London Stock Exchange Group PLC	2,015	61,020
Man Group PLC	8,396	16,170
Old Mutual PLC	13,774	40,573
Provident Financial PLC	374	12,951
Prudential PLC	6,544	145,977
Royal Bank of Scotland Group PLC (a)	5,927	35,379
RSA Insurance Group PLC (a)	7,570	59,458
Standard Chartered PLC	5,227	96,643
Standard Life PLC	5,547	37,265
The British Land Co. PLC	5,679	64,676

		1,513,128

TOTAL COMMON STOCKS —
(Cost $11,666,168)		10,743,547

RIGHTS — 0.0% (c)
SPAIN — 0.0% (c)
Banco Bilbao Vizcaya Argentaria SA (expiring 10/13/14) (a)	15,086	1,506
Banco Popular Espanol SA (expiring 10/13/14) (a)	4,904	68

TOTAL RIGHTS —
(Cost $1,606)		1,574

WARRANTS — 0.0% (c)
HONG KONG — 0.0% (c)
Sun Hung Kai Properties, Ltd. (expiring 4/22/16) (a) (Cost $0)	786	1,314

See accompanying notes to financial statements.

SPDR S&P International Financial Sector ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014

Security Description	Shares	Value

SHORT TERM INVESTMENTS — 5.3%
UNITED STATES — 5.3%
MONEY MARKET FUNDS — 5.3%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	443,839	$443,839
State Street Institutional Liquid Reserves Fund 0.09% (e)(f)	130,752	130,752

TOTAL SHORT TERM INVESTMENTS —
(Cost $574,591)		574,591

TOTAL INVESTMENTS — 103.6%
(Cost $12,242,365)		11,321,026
OTHER ASSETS & LIABILITIES — (3.6)%		(397,523)

NET ASSETS — 100.0%		$10,923,503

(a)	Non-income producing security
(b)	A portion of the security was on loan at September 30, 2014.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Investments of cash collateral for securities loaned
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(f)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
PLC = Public Limited Company
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR S&P International Health Care Sector ETF
SCHEDULE OF INVESTMENTS
September 30, 2014

Security Description	Shares	Value

COMMON STOCKS — 99.3%
AUSTRALIA — 4.4%
Ansell, Ltd.	9,237	$157,211
Cochlear, Ltd. (a)	3,215	195,551
CSL, Ltd.	24,947	1,619,121
Primary Health Care, Ltd. (a)	35,911	137,323
Ramsay Health Care, Ltd.	7,386	323,738
Sirtex Medical, Ltd.	7,179	138,015
Sonic Healthcare, Ltd.	23,001	353,028

		2,923,987

BELGIUM — 0.8%
UCB SA	5,846	530,831

CANADA — 4.0%
Catamaran Corp. (b)	11,695	493,627
Valeant Pharmaceuticals International, Inc. (b)	16,229	2,131,096

		2,624,723

DENMARK — 6.1%
Coloplast A/S (Class B)	5,604	469,798
Genmab A/S (b)	3,612	153,240
GN Store Nord A/S	8,872	195,727
H. Lundbeck A/S	4,707	105,120
Novo Nordisk A/S (Class B)	61,916	2,963,041
William Demant Holding (b)	1,770	135,798

		4,022,724

FINLAND — 0.5%
Orion Oyj (Class A)	1,926	74,913
Orion Oyj (Class B)	6,149	240,799

		315,712

FRANCE — 8.7%
bioMerieux (a)	993	102,824
Essilor International SA	9,975	1,095,524
Genfit (b)	1,082	57,639
Orpea	2,155	133,992
Sanofi	38,154	4,316,616
Virbac SA	292	61,435

		5,768,030

GERMANY — 9.7%
Bayer AG	25,811	3,615,977
Celesio AG	2,269	75,499
Fresenius Medical Care AG & Co. KGaA	9,646	673,848
Fresenius SE & Co. KGaA	17,729	877,817
Gerresheimer AG	2,400	155,895
Merck KGaA	6,276	578,993
MorphoSys AG (b)	1,223	120,027
Rhoen-Klinikum AG	5,657	171,652
Stada Arzneimittel AG	4,422	175,990

		6,445,698

HONG KONG — 0.2%
Lee’s Pharmaceutical Holdings, Ltd.	80,000	104,673

IRELAND — 0.4%
ICON PLC (b)	3,105	177,699
UDG Healthcare PLC	14,111	75,674

		253,373

ISRAEL — 4.0%
Taro Pharmaceutical Industries, Ltd. (b)	843	129,704
Teva Pharmaceutical Industries, Ltd.	46,374	2,500,886

		2,630,590

ITALY — 0.2%
DiaSorin SpA	1,259	47,268
Recordati SpA	5,341	87,576

		134,844

JAPAN — 16.9%
3-D Matrix, Ltd. (a)(b)	1,600	45,289
Alfresa Holdings Corp. (a)	14,400	207,543
Asahi Intecc Co., Ltd.	2,500	114,408
Astellas Pharma, Inc.	111,200	1,655,405
Chugai Pharmaceutical Co., Ltd.	10,425	301,740
Daiichi Sankyo Co., Ltd. (a)	32,700	513,029
Eisai Co., Ltd. (a)	13,300	537,723
GNI Group, Ltd. (a)(b)	15,000	49,364
Hisamitsu Pharmaceutical Co., Inc.	3,800	136,488
Japan Tissue Engineering Co., Ltd. (a)(b)	3,600	51,853
Kaken Pharmaceutical Co., Ltd.	5,000	112,813
Kissei Pharmaceutical Co., Ltd.	2,800	70,195
KYORIN Holdings, Inc.	3,500	71,024
Kyowa Hakko Kirin Co., Ltd.	18,422	225,877
M3, Inc.	14,200	227,832
Medipal Holdings Corp.	13,900	168,911
Miraca Holdings, Inc. (a)	4,300	177,770
Mitsubishi Tanabe Pharma Corp.	11,100	162,814
Nakanishi, Inc.	4,400	162,049
NanoCarrier Co., Ltd. (a)(b)	4,200	49,583
Nihon Kohden Corp.	3,200	168,030
Nippon Shinyaku Co., Ltd.	3,000	90,797
Olympus Corp. (a)(b)	16,400	588,304
Ono Pharmaceutical Co., Ltd. (a)	5,600	497,233
Otsuka Holdings Co., Ltd. (a)	25,100	864,925
PeptiDream, Inc. (a)(b)	600	48,790
Rohto Pharmaceutical Co., Ltd.	6,100	81,800
Santen Pharmaceutical Co., Ltd.	4,100	229,491
Sawai Pharmaceutical Co., Ltd.	1,800	103,542
Shionogi & Co., Ltd.	15,300	350,926
Ship Healthcare Holdings, Inc.	3,600	115,192
Sumitomo Dainippon Pharma Co., Ltd. (a)	8,300	105,703
Suzuken Co., Ltd.	5,800	167,081
Sysmex Corp. (a)	9,000	361,821
Taisho Pharmaceutical Holdings Co., Ltd. (a)	2,600	178,003
Takara Bio, Inc. (a)	5,200	73,713
Takeda Pharmaceutical Co., Ltd. (a)	33,200	1,443,070
Terumo Corp. (a)	19,000	455,363
Toho Holdings Co., Ltd.	5,800	110,877
Tsumura & Co. (a)	3,600	80,306

		11,156,677

LUXEMBOURG — 0.2%
Eurofins Scientific SE	500	129,483

NETHERLANDS — 0.4%
QIAGEN NV (b)	12,634	287,757

See accompanying notes to financial statements.

SPDR S&P International Health Care Sector ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014

Security Description	Shares	Value

NEW ZEALAND — 0.5%
Fisher & Paykel Healthcare Corp., Ltd.	38,393	$155,313
Ryman Healthcare, Ltd.	27,648	168,307

		323,620

SINGAPORE — 0.5%
Biosensors International Group, Ltd. (a)(b)	131,000	73,959
Haw Par Corp., Ltd.	20,000	137,537
Raffles Medical Group, Ltd.	37,000	111,699

		323,195

SPAIN — 0.9%
Grifols SA	12,444	509,953
Grifols SA (Class B)	2,020	71,960

		581,913

SWEDEN — 1.0%
Elekta AB (Class B) (a)	17,576	173,483
Getinge AB (Class B)	8,626	217,912
Meda AB (Class A)	12,989	182,715
Swedish Orphan Biovitrum AB (b)	11,286	120,635

		694,745

SWITZERLAND — 24.7%
Actelion, Ltd. (b)	5,419	636,895
Basilea Pharmaceutica AG (b)	889	89,226
Galenica AG	286	251,728
Lonza Group AG (b)	3,005	362,927
Nobel Biocare Holding AG (a)(b)	7,702	136,629
Novartis AG	82,703	7,802,905
Roche Holding AG (c)	2,430	704,458
Roche Holding AG (c)	19,555	5,793,847
Sonova Holding AG	2,283	364,611
Straumann Holding AG	643	145,760
Tecan Group AG	631	66,369

		16,355,355

UNITED KINGDOM — 15.2%
AstraZeneca PLC	36,933	2,659,301
BTG PLC (b)	17,544	199,090
Dechra Pharmaceuticals PLC	6,419	78,879
Genus PLC	7,083	129,754
GlaxoSmithKline PLC	148,149	3,393,627
Hikma Pharmaceuticals PLC	6,711	188,542
Shire PLC	29,241	2,531,376
Smith & Nephew PLC	46,510	784,157
Synergy Health PLC	3,538	84,027

		10,048,753

TOTAL COMMON STOCKS —
(Cost $53,039,008)		65,656,683

SHORT TERM INVESTMENTS — 8.1%
UNITED STATES — 8.1%
MONEY MARKET FUNDS — 8.1%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	5,250,532	5,250,532
State Street Institutional Liquid Reserves Fund 0.09% (e)(f)	90,513	90,513

TOTAL SHORT TERM INVESTMENTS —
(Cost $5,341,045)		5,341,045

TOTAL INVESTMENTS — 107.4%
(Cost $58,380,053)		70,997,728
OTHER ASSETS & LIABILITIES — (7.4)%		(4,873,057)

NET ASSETS — 100.0%		$66,124,671

(a)	A portion of the security was on loan at September 30, 2014.
(b)	Non-income producing security
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Investments of cash collateral for securities loaned
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(f)	The rate shown is the annualized seven-day yield at period end.
PLC = Public Limited Company

See accompanying notes to financial statements.

SPDR S&P International Industrial Sector ETF
SCHEDULE OF INVESTMENTS
September 30, 2014

Security Description	Shares	Value

COMMON STOCKS — 99.6%
AUSTRALIA — 3.1%
Bradken, Ltd.	7,199	$26,773
Brambles, Ltd.	16,142	134,471
GWA International, Ltd. (a)	24,028	54,036
Leighton Holdings, Ltd. (a)	2,269	38,320
Qantas Airways, Ltd. (b)	33,839	41,159
Seek, Ltd.	8,010	113,618
Toll Holdings, Ltd.	18,388	90,750
Transurban Group	36,604	247,274

		746,401

AUSTRIA — 0.4%
Andritz AG	759	40,481
Zumtobel Group AG	2,939	55,003

		95,484

CANADA — 5.8%
Bombardier, Inc. (Class B) (a)	22,063	74,428
CAE, Inc.	9,492	115,343
Canadian National Railway Co. (a)	9,120	648,858
Canadian Pacific Railway, Ltd. (a)	1,633	339,634
SNC-Lavalin Group, Inc.	2,885	133,130
Toromont Industries, Ltd. (a)	4,279	103,228

		1,414,621

DENMARK — 1.9%
AP Moeller — Maersk A/S (Class B)	85	201,945
FLSmidth & Co. A/S (a)	1,107	52,976
NKT Holding A/S	1,550	85,487
Vestas Wind Systems A/S (b)	2,957	115,617

		456,025

FINLAND — 2.0%
Caverion Corp.	3,231	24,693
Kone Oyj (Class B)	4,941	198,612
Metso Oyj	2,229	79,405
Valmet Corp.	2,603	25,961
Wartsila Oyj Abp	2,729	122,142
YIT Oyj (a)	3,778	29,160

		479,973

FRANCE — 7.4%
Air France-KLM (a)(b)	5,479	51,384
Alstom SA (b)	2,897	99,103
Bouygues SA	2,656	86,111
Bureau Veritas SA	2,238	49,461
Compagnie de Saint-Gobain	4,904	224,475
Eiffage SA	1,196	66,719
Legrand SA	2,549	132,649
Safran SA	2,997	194,523
Schneider Electric SE	5,942	456,379
Vallourec SA	1,558	71,660
Vinci SA	6,399	371,883

		1,804,347

GERMANY — 8.1%
Brenntag AG	1,600	78,645
Deutsche Lufthansa AG	6,311	99,694
Deutsche Post AG	10,034	321,830
GEA Group AG	3,514	153,347
Hochtief AG	914	62,938
Kloeckner & Co. SE (b)	2,979	41,000
MAN SE	1,297	145,985
OSRAM Licht AG (b)	957	35,657
Pfeiffer Vacuum Technology AG	536	45,129
SGL Carbon AG (a)(b)	1,031	21,327
Siemens AG	8,077	962,883

		1,968,435

GREECE — 0.1%
DryShips, Inc. (b)	9,525	23,527

HONG KONG — 3.8%
Cathay Pacific Airways, Ltd.	33,000	60,772
Hopewell Highway Infrastructure, Ltd.	231,500	113,289
Hutchison Whampoa, Ltd.	30,000	363,163
Jardine Matheson Holdings, Ltd. (a)	2,438	145,305
Jardine Strategic Holdings, Ltd.	1,502	52,345
MTR Corp., Ltd.	15,000	58,724
Noble Group, Ltd.	79,951	81,499
Pacific Basin Shipping, Ltd. (a)	113,000	61,120

		936,217

IRELAND — 0.8%
DCC PLC	1,868	103,629
Ryanair Holdings PLC ADR (a)(b)	1,412	79,679

		183,308

ITALY — 1.3%
Ansaldo STS SpA	6,299	71,177
Atlantia SpA	3,755	92,736
Autostrada Torino-Milano SpA	3,627	48,750
Finmeccanica SpA (b)	10,103	98,336

		310,999

JAPAN — 31.5%
Asahi Glass Co., Ltd. (a)	16,000	86,728
Central Japan Railway Co.	1,900	256,607
Dai Nippon Printing Co., Ltd.	12,000	120,279
Daikin Industries, Ltd.	3,000	185,915
East Japan Railway Co.	4,400	329,714
FANUC Corp.	1,800	325,065
Furukawa Electric Co., Ltd. (a)	18,000	36,100
Futaba Corp. (a)	3,400	51,080
Hankyu Hanshin Holdings, Inc.	18,000	104,854
IHI Corp. (a)	39,000	201,942
ITOCHU Corp. (a)	19,000	232,098
JGC Corp.	3,000	81,882
JTEKT Corp.	3,500	58,517
Kajima Corp. (a)	26,000	124,436
Kamigumi Co., Ltd.	13,000	123,014
Kawasaki Heavy Industries, Ltd.	34,000	135,758
Kawasaki Kisen Kaisha, Ltd. (a)	24,000	50,978
Keikyu Corp.	5,000	41,752
Kintetsu Corp.	18,000	60,550
Kitano Construction Corp.	25,000	85,464
Kokuyo Co., Ltd.	13,000	104,763
Komatsu, Ltd.	11,100	256,668
Kubota Corp. (a)	15,000	236,907
LIXIL Group Corp. (a)	3,200	68,349
Makita Corp.	1,600	90,433
Marubeni Corp. (a)	17,900	122,515
MISUMI Group, Inc.	4,800	144,838

See accompanying notes to financial statements.

SPDR S&P International Industrial Sector ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014

Security Description	Shares	Value

Mitsubishi Corp.	16,200	$331,694
Mitsubishi Electric Corp.	21,000	279,598
Mitsubishi Heavy Industries, Ltd.	46,000	295,889
Mitsui & Co., Ltd.	18,300	288,526
Mitsui OSK Lines, Ltd. (a)	15,000	47,860
NGK Insulators, Ltd.	3,000	71,434
Nidec Corp. (a)	3,000	202,926
Nippon Express Co., Ltd.	16,000	66,949
Nippon Yusen K.K.	20,000	52,691
NSK, Ltd. (a)	7,000	99,613
Odakyu Electric Railway Co., Ltd. (a)	12,000	109,722
Park24 Co., Ltd.	2,300	36,693
Secom Co., Ltd. (a)	4,100	244,180
SMC Corp.	700	193,035
Sojitz Corp.	43,200	67,737
Sumitomo Corp. (a)	15,900	175,459
Sumitomo Electric Industries, Ltd.	7,994	118,094
Sumitomo Heavy Industries, Ltd.	16,000	89,995
Taisei Corp. (a)	15,000	84,644
THK Co., Ltd.	3,600	89,594
Tobu Railway Co., Ltd.	17,000	85,546
Tokyu Corp.	29,000	190,082
Toppan Printing Co., Ltd.	13,000	93,386
Toshiba Corp.	45,000	208,478
TOTO, Ltd.	5,000	54,971
Toyota Tsusho Corp. (a)	2,400	58,460
West Japan Railway Co.	3,000	134,268
Yamato Holdings Co., Ltd. (a)	9,800	182,385

		7,671,115

NETHERLANDS — 4.9%
Aalberts Industries NV	1,388	35,988
AerCap Holdings NV (b)	2,166	88,589
Airbus Group NV	5,925	372,891
CNH Industrial NV	9,917	78,924
Koninklijke Philips NV	12,384	395,248
Koninklijke Vopak NV	685	36,971
PostNL NV (b)	8,519	36,815
Randstad Holding NV	2,479	115,431
TNT Express NV	4,258	26,970

		1,187,827

NORWAY — 0.3%
Orkla ASA	8,364	75,660

SINGAPORE — 1.6%
Keppel Corp., Ltd.	30,200	248,647
Keppel Infrastructure Trust	109,800	89,541
Neptune Orient Lines, Ltd. (b)	65,750	47,948

		386,136

SOUTH KOREA — 2.9%
Daelim Industrial Co., Ltd.	579	41,426
GS Engineering & Construction Corp. (a)(b)	1,098	38,135
Hyundai Engineering & Construction Co., Ltd.	1,458	83,314
Hyundai Heavy Industries Co., Ltd.	702	91,471
LG Corp.	1,858	135,223
Samsung C&T Corp.	2,096	150,161
Samsung Engineering Co., Ltd. (b)	566	32,289
Samsung Heavy Industries Co., Ltd.	2,342	56,040
SK Holdings Co., Ltd.	413	73,775

		701,834

SPAIN — 1.7%
Abertis Infraestructuras SA	5,198	102,698
ACS, Actividades de Construccion y Servicios SA	3,763	144,605
Ferrovial SA	4,227	81,992
International Consolidated Airlines Group SA (b)	16,327	97,166

		426,461

SWEDEN — 5.7%
Alfa Laval AB	6,661	142,675
Assa Abloy AB (Class B)	3,186	164,683
Atlas Copco AB (Class A)	6,653	191,051
Atlas Copco AB (Class B)	4,016	104,406
B&B Tools AB (Class B)	2,713	53,350
Sandvik AB	12,826	144,836
Securitas AB (Class B)	8,608	95,712
Skanska AB (Class B)	4,235	87,715
SKF AB (Class B)	4,091	85,527
Trelleborg AB (Class B)	6,531	113,344
Volvo AB (Class A) (a)	7,287	80,771
Volvo AB (Class B)	11,486	125,004

		1,389,074

SWITZERLAND — 5.7%
ABB, Ltd. (b)	25,833	580,736
Adecco SA (b)	2,507	170,151
Geberit AG	729	235,599
Kuehne & Nagel International AG	980	123,692
Schindler Holding AG	494	67,004
SGS SA	97	201,106

		1,378,288

UNITED KINGDOM — 10.6%
Aggreko PLC	4,308	108,111
Ashtead Group PLC	6,239	105,493
Babcock International Group PLC	11,897	210,612
BAE Systems PLC	33,711	257,678
Bunzl PLC	3,409	88,977
Capita PLC	6,860	129,449
easyJet PLC (a)	3,557	82,056
Experian PLC	14,297	227,952
FirstGroup PLC (b)	28,455	55,356
G4S PLC	14,237	57,862
IMI PLC	3,527	70,329
Intertek Group PLC	1,656	70,364
Meggitt PLC	10,002	73,161
Melrose Industries PLC	17,344	69,646
Rentokil Initial PLC	54,990	105,015
Rolls-Royce Holdings PLC (b)	25,037	391,478
Serco Group PLC	9,677	44,883
Smiths Group PLC	7,132	146,144
The Weir Group PLC	2,398	97,266

See accompanying notes to financial statements.

SPDR S&P International Industrial Sector ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014

Security Description	Shares	Value

Wolseley PLC	3,794	$199,403

		2,591,235

TOTAL COMMON STOCKS —
(Cost $24,273,501)		24,226,967

RIGHTS — 0.0% (c)
GERMANY — 0.0% (c)
SGL Carbon SE (expiring 10/31/14) (b) (Cost $0)	1,031	1,081

SHORT TERM INVESTMENTS — 11.8%
UNITED STATES — 11.8%
MONEY MARKET FUNDS — 11.8%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	2,817,118	2,817,118
State Street Institutional Liquid Reserves Fund 0.09% (e)(f)	44,378	44,378

TOTAL SHORT TERM INVESTMENTS —
(Cost $2,861,496)		2,861,496

TOTAL INVESTMENTS — 111.4%
(Cost $27,134,997)		27,089,544
OTHER ASSETS & LIABILITIES — (11.4)%		(2,765,689)

NET ASSETS — 100.0%		$24,323,855

(a)	A portion of the security was on loan at September 30, 2014.
(b)	Non-income producing security
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Investments of cash collateral for securities loaned
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(f)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
PLC = Public Limited Company

See accompanying notes to financial statements.

SPDR S&P International Materials Sector ETF
SCHEDULE OF INVESTMENTS
September 30, 2014

Security Description	Shares	Value

COMMON STOCKS — 98.9%
AUSTRALIA — 12.3%
Alumina, Ltd. (a)	13,239	$19,636
Amcor, Ltd.	4,823	47,817
Arrium, Ltd. (b)	19,314	6,169
BHP Billiton, Ltd.	16,233	481,113
BlueScope Steel, Ltd. (a)	3,529	16,737
Boral, Ltd. (b)	9,779	42,529
DuluxGroup, Ltd.	1,825	8,879
Fortescue Metals Group, Ltd. (b)	9,925	30,223
Iluka Resources, Ltd. (b)	2,237	15,386
Incitec Pivot, Ltd.	9,809	23,261
Mineral Deposits, Ltd. (a)	761	932
Newcrest Mining, Ltd. (a)(b)	4,201	38,783
Orica, Ltd.	2,500	41,346
Orora, Ltd.	4,624	6,636
OZ Minerals, Ltd. (b)	2,805	9,523
Rio Tinto, Ltd.	2,380	124,082
Sims Metal Management, Ltd. (a)(b)	1,974	19,364

		932,416

AUSTRIA — 0.7%
RHI AG	524	14,450
Voestalpine AG	946	37,405

		51,855

BELGIUM — 1.0%
Solvay SA	303	46,659
Tessenderlo Chemie NV (a)	221	2,897
Umicore	566	24,764

		74,320

CANADA — 13.5%
Agnico-Eagle Mines, Ltd.	1,324	38,374
Agrium, Inc. (b)	1,071	95,413
Alacer Gold Corp.	966	1,815
Alamos Gold, Inc.	601	4,802
AuRico Gold, Inc.	1,743	6,098
B2Gold Corp. (a)	3,930	8,018
Barrick Gold Corp.	5,754	84,800
Canam Group, Inc.	669	6,375
Canexus Corp. (b)	1,163	4,787
Canfor Corp. (a)	349	7,832
CCL Industries, Inc. (Class B)	175	17,526
Centerra Gold, Inc.	842	3,782
Detour Gold Corp. (a)	714	5,610
Eldorado Gold Corp.	4,879	32,962
First Majestic Silver Corp. (a)	786	6,140
First Quantum Minerals, Ltd.	3,320	64,228
Franco-Nevada Corp.	873	42,941
Goldcorp, Inc.	4,829	111,570
HudBay Minerals, Inc.	1,212	10,379
IAMGOLD Corp. (a)	2,031	5,634
Interfor Corp. (a)	618	8,931
Intertape Polymer Group, Inc. (b)	672	9,783
Kinross Gold Corp. (a)	6,518	21,697
Labrador Iron Ore Royalty Corp.	335	6,550
Lundin Mining Corp. (a)	2,695	13,336
Methanex Corp.	437	29,234
New Gold, Inc. (a)	1,806	9,163
Osisko Gold Royalties, Ltd. (a)	231	2,931
Pan American Silver Corp. (b)	1,193	13,141
Potash Corp. of Saskatchewan, Inc. (b)	5,025	174,372
SEMAFO, Inc. (a)	2,407	8,486
Sherritt International Corp. (b)	2,840	7,878
Silver Wheaton Corp.	1,998	39,940
Tanzanian Royalty Exploration Corp. (a)(b)	966	2,023
Teck Resources, Ltd. (Class B)	2,460	46,688
Thompson Creek Metals Co., Inc. (a)	764	1,689
Turquoise Hill Resources, Ltd. (a)	5,879	22,147
West Fraser Timber Co., Ltd.	175	8,573
Winpak, Ltd.	388	9,687
Yamana Gold, Inc. (b)	4,901	29,470

		1,024,805

DENMARK — 0.9%
Chr Hansen Holding A/S	521	20,141
Novozymes A/S (Class B)	1,199	52,028

		72,169

FINLAND — 1.5%
Rautaruukki Oyj (a)(b)	857	12,103
Stora Enso Oyj	5,407	45,115
UPM-Kymmene Oyj	3,809	54,421

		111,639

FRANCE — 4.2%
Air Liquide SA	1,758	214,462
Arkema SA	349	23,419
Eramet (a)	24	2,529
Lafarge SA	1,133	81,611

		322,021

GERMANY — 11.2%
BASF SE	4,734	434,344
Evonik Industries AG	293	10,156
Fuchs Petrolub SE Preference Shares	229	8,707
HeidelbergCement AG	744	49,173
K+S AG	1,140	32,338
Lanxess AG	424	23,409
Linde AG	960	184,515
Salzgitter AG	436	15,039
Symrise AG	524	27,914
ThyssenKrupp AG (a)	2,174	57,055
Wacker Chemie AG (b)	79	9,562

		852,212

GREECE — 0.1%
Titan Cement Co. SA	310	7,754

HONG KONG — 0.1%
Fosun International, Ltd. (b)	8,500	10,202

IRELAND — 2.0%
CRH PLC	4,646	106,289
James Hardie Industries PLC	2,189	22,928
Smurfit Kappa Group PLC	945	20,718

		149,935

ISRAEL — 0.4%
Caesarstone Sdot-Yam, Ltd. (b)	153	7,907
Frutarom Industries, Ltd.	373	9,466

See accompanying notes to financial statements.

SPDR S&P International Materials Sector ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014

Security Description	Shares	Value

Israel Chemicals, Ltd.	2,306	$16,585

		33,958

ITALY — 0.1%
Buzzi Unicem SpA	645	8,808

JAPAN — 16.8%
Asahi Kasei Corp. (b)	6,833	55,464
Daicel Corp.	2,000	21,715
Denki Kagaku Kogyo Kabushiki Kaisha	7,855	25,707
DIC Corp.	3,000	6,728
Fuji Seal International, Inc. (b)	300	9,422
Hitachi Metals, Ltd.	1,000	18,014
JFE Holdings, Inc.	3,756	74,935
JSR Corp. (b)	2,273	39,639
Kaneka Corp.	2,000	11,176
Kansai Paint Co., Ltd.	1,000	14,932
Kobe Steel, Ltd. (b)	25,641	41,607
Kuraray Co., Ltd. (b)	1,100	12,896
Maruichi Steel Tube, Ltd.	300	7,365
Mitsubishi Chemical Holdings Corp.	9,502	46,741
Mitsubishi Gas Chemical Co., Inc. (b)	2,000	12,744
Mitsubishi Materials Corp. (b)	6,866	22,220
Mitsui Chemicals, Inc. (a)	9,876	27,460
Mitsui Mining & Smelting Co., Ltd.	3,809	10,139
Nihon Nohyaku Co., Ltd.	900	8,820
Nippon Kayaku Co., Ltd.	1,000	12,188
Nippon Paint Co., Ltd.	1,000	22,471
Nippon Paper Industries Co., Ltd. (b)	500	7,480
Nippon Shokubai Co., Ltd.	1,000	11,122
Nippon Steel & Sumitomo Metal Corp.	58,506	151,792
Nissan Chemical Industries, Ltd. (b)	500	8,852
Nitto Denko Corp. (b)	1,076	59,001
OJI Paper Co., Ltd. (b)	7,000	26,482
Rengo Co., Ltd. (b)	2,000	8,989
Shin-Etsu Chemical Co., Ltd.	2,467	161,206
Showa Denko K.K.	5,000	6,564
Sumitomo Chemical Co., Ltd. (b)	11,838	42,196
Sumitomo Metal Mining Co., Ltd. (b)	3,927	55,274
T&K Toka Co., Ltd.	300	6,646
Taiheiyo Cement Corp.	12,744	48,097
Teijin, Ltd. (b)	13,805	33,350
The Pack Corp.	400	8,372
Tomoku Co., Ltd.	3,000	8,314
Toray Industries, Inc. (b)	11,838	78,240
Tosoh Corp.	3,000	12,143
Toyo Seikan Group Holdings, Ltd.	700	8,672
Ube Industries, Ltd.	13,866	22,121
Zeon Corp.	1,000	10,192

		1,277,488

LUXEMBOURG — 1.1%
APERAM (a)(b)	357	11,146
ArcelorMittal (b)	4,996	68,792

		79,938

NETHERLANDS — 1.9%
Akzo Nobel NV	1,260	86,349
Koninklijke DSM NV	963	59,433

		145,782

NEW ZEALAND — 0.2%
Fletcher Building, Ltd.	2,336	15,986

NORWAY — 1.1%
Norsk Hydro ASA	3,731	20,877
Yara International ASA	1,290	64,794

		85,671

PORTUGAL — 0.4%
Semapa-Sociedade de Investimento e Gestao, SGPS, SA	2,216	27,151

SOUTH KOREA — 4.9%
Aekyung Petrochemical Co., Ltd.	175	13,068
ENF Technology Co., Ltd.	1,029	7,333
Hanwha Chemical Corp.	440	5,712
Hanwha Corp.	310	8,652
Hyosung Corp.	135	9,672
Hyundai Steel Co.	307	21,587
Korea Zinc Co., Ltd.	92	34,001
Kukdo Chemical Co., Ltd.	190	8,516
LG Chem, Ltd.	291	70,458
Lotte Chemical Corp.	84	11,184
OCI Co., Ltd. (a)	103	12,689
POSCO ADR	1,597	121,212
Samsung SDI Co., Ltd.	177	20,547
Samyoung Chemical Co., Ltd. (a)	4,710	7,543
Taekwang Industrial Co., Ltd.	7	8,823
Wonik Materials Co., Ltd. (a)	230	10,484

		371,481

SWEDEN — 0.7%
Boliden AB	1,462	23,750
Hexpol AB	133	10,646
SSAB AB, (Series A) (a)	2,594	22,293

		56,689

SWITZERLAND — 4.9%
Clariant AG (a)	1,475	25,255
EMS-Chemie Holding AG	43	17,877
Givaudan SA (a)	40	63,967
Holcim, Ltd. (a)	1,176	85,723
Sika AG	5	17,331
Syngenta AG	480	152,867
Youlchon Chemical Co., Ltd.	840	10,547

		373,567

UNITED KINGDOM — 18.9%
Alent PLC	1,352	7,187
Anglo American PLC	7,432	166,750
Antofagasta PLC	2,055	24,020
BHP Billiton PLC	11,576	321,844
Croda International PLC	699	23,264
DS Smith PLC	3,231	13,949
Elementis PLC	1,851	7,667
Essentra PLC	1,227	15,863
Fresnillo PLC (b)	742	9,142
Glencore PLC (a)	56,825	316,162
Johnson Matthey PLC	1,355	64,120
Lonmin PLC (a)(b)	1,534	4,621
Mondi PLC	1,747	28,633
Randgold Resources, Ltd.	704	48,037

See accompanying notes to financial statements.

SPDR S&P International Materials Sector ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014

Security Description	Shares	Value

Rexam PLC	3,494	$27,857
Rio Tinto PLC	6,563	322,540
RPC Group PLC	815	7,386
Vedanta Resources PLC	816	13,209
Victrex PLC	441	11,482

		1,433,733

TOTAL COMMON STOCKS —
(Cost $10,917,481)		7,519,580

SHORT TERM INVESTMENTS — 11.2%
UNITED STATES — 11.2%
MONEY MARKET FUNDS — 11.2%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	790,923	790,923
State Street Institutional Liquid Reserves Fund 0.09% (d)(e)	62,190	62,190

TOTAL SHORT TERM INVESTMENTS —
(Cost $853,113)		853,113

TOTAL INVESTMENTS — 110.1%
(Cost $11,770,594)		8,372,693
OTHER ASSETS & LIABILITIES — (10.1)%		(769,654)

NET ASSETS — 100.0%		$7,603,039

(a)	Non-income producing security
(b)	A portion of the security was on loan at September 30, 2014.
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(e)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
PLC = Public Limited Company

See accompanying notes to financial statements.

SPDR S&P International Technology Sector ETF
SCHEDULE OF INVESTMENTS
September 30, 2014

Security Description	Shares	Value

COMMON STOCKS — 99.5%
AUSTRALIA — 1.2%
carsales.com, Ltd. (a)	3,455	$29,810
Computershare, Ltd.	7,880	83,848
iProperty Group, Ltd. (b)	1,071	2,596
Iress, Ltd.	3,761	32,713

		148,967

AUSTRIA — 0.1%
ams AG	451	17,157

BELGIUM — 0.2%
Barco NV (a)	344	24,865

CANADA — 3.6%
Avigilon Corp. (b)	298	4,979
Blackberry, Ltd. (a)(b)	6,257	62,483
Canadian Solar, Inc. (b)	390	13,950
Celestica, Inc. (b)	3,319	33,708
CGI Group, Inc. (Class A) (b)	3,455	116,986
Constellation Software, Inc.	310	78,083
DH Corp. (a)	1,610	47,642
Mitel Networks Corp. (a)(b)	115	1,052
Open Text Corp. (a)	1,560	86,477
Redknee Solutions, Inc. (b)	628	2,119
Sandvine Corp. (b)	800	1,983

		449,462

DENMARK — 0.3%
SimCorp A/S	1,330	39,047

FINLAND — 3.1%
Nokia Oyj	41,113	350,828
Tieto Oyj	1,515	38,276

		389,104

FRANCE — 4.5%
Alcatel-Lucent (a)(b)	33,453	103,832
Atos Origin SA	825	59,790
Cap Gemini SA	1,952	140,135
Criteo SA ADR (b)	251	8,446
Dassault Systemes SA	1,500	96,373
Ingenico (a)	644	65,798
Inside Secure SA (b)	292	1,435
Neopost SA	586	43,076
SOITEC (a)(b)	1,107	3,049
Sopra Group SA	31	2,814
UbiSoft Entertainment SA (b)	2,264	37,180

		561,928

GERMANY — 9.0%
Aixtron SE (b)	1,767	26,886
Dialog Semiconductor PLC (b)	1,062	29,843
Infineon Technologies AG	13,468	139,391
RIB Software AG	103	1,411
SAP SE	10,595	764,234
Software AG (a)	788	19,531
United Internet AG	1,627	69,254
Wincor Nixdorf AG	720	36,891
Wirecard AG	1,262	46,639

		1,134,080

HONG KONG — 0.7%
ASM Pacific Technology, Ltd. (a)	4,649	46,011
China Innovationpay Group, Ltd. (b)	40,000	3,812
China Mobile Games & Entertainment Group, Ltd. ADR (b)	101	2,126
Landing International Development, Ltd. (b)	30,000	1,642
PAX Global Technology, Ltd. (b)	4,000	3,529
United Photovoltaics Group, Ltd. (b)	28,000	2,668
VTech Holdings, Ltd. (a)	2,571	31,719
Yunbo Digital Synergy Group, Ltd. (b)	2,000	1,030

		92,537

IRELAND — 0.1%
FleetMatics Group PLC (a)(b)	263	8,021
King Digital Entertainment PLC (a)	417	5,296

		13,317

ISRAEL — 1.9%
Check Point Software Technologies, Ltd. (a)(b)	1,803	124,840
EZchip Semiconductor, Ltd. (b)	41	990
Ituran Location and Control, Ltd.	1,146	24,105
NICE Systems, Ltd.	929	37,619
Stratasys, Ltd. (a)(b)	411	49,640
Tower Semiconductor, Ltd. (b)	112	1,140
Wix.com, Ltd. (a)(b)	62	1,007

		239,341

JAPAN — 33.8%
Advantest Corp. (a)	2,778	35,809
Alps Electric Co., Ltd.	2,947	50,588
Anritsu Corp. (a)	2,100	16,024
Azbil Corp.	1,786	43,781
Brother Industries, Ltd. (a)	3,748	69,326
Canon, Inc.	11,919	387,956
Citizen Holdings Co., Ltd.	4,755	31,167
COLOPL, Inc. (a)(b)	400	13,146
Dainippon Screen Manufacturing Co., Ltd. (a)	7,937	40,374
Dena Co., Ltd. (a)	1,500	19,076
FUJIFILM Holdings Corp.	5,625	172,809
Fujitsu, Ltd.	23,688	145,762
GungHo Online Entertainment, Inc. (a)	4,300	20,501
Hamamatsu Photonics K.K. (a)	1,000	47,495
Hirose Electric Co., Ltd. (a)	394	48,633
Hitachi High-Technologies Corp.	1,377	39,542
Hitachi, Ltd.	53,325	407,126
Horiba, Ltd.	986	35,864
Hoya Corp.	5,035	169,096
Ibiden Co., Ltd.	2,270	44,202
IT Holdings Corp.	1,979	34,621
Japan Digital Laboratory Co., Ltd.	1,683	31,115
Japan Display, Inc. (b)	2,650	12,780
Kakaku.com, Inc. (a)	2,000	28,406
Keyence Corp.	492	213,785
Konami Corp. (a)	1,585	33,031
Konica Minolta Holdings, Inc. (a)	6,606	71,302
Kyocera Corp. (a)	4,283	199,557
Mitsumi Electric Co., Ltd. (a)	1,979	14,288

See accompanying notes to financial statements.

SPDR S&P International Technology Sector ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014

Security Description	Shares	Value

Murata Manufacturing Co., Ltd. (a)	2,469	$280,673
NEC Corp.	32,578	112,558
Nexon Co., Ltd.	2,100	17,325
Nintendo Co., Ltd.	1,283	139,534
Nippon Electric Glass Co., Ltd.	7,933	38,618
Nomura Research Institute, Ltd.	1,572	50,802
NTT Data Corp. (a)	1,992	71,730
Obic Co., Ltd.	1,190	42,525
Oki Electric Industry Co., Ltd.	11,776	27,482
Omron Corp.	2,761	125,346
Otsuka Corp.	900	35,772
Renesas Electronics Corp. (b)	1,700	14,583
Ricoh Co., Ltd.	7,901	84,848
Rohm Co., Ltd.	1,380	86,804
SCSK Corp.	1,200	32,238
Seiko Epson Corp.	1,770	85,035
Shimadzu Corp.	4,000	34,605
Sumco Corp. (a)	2,178	26,288
Taiyo Yuden Co., Ltd. (a)	1,984	22,210
TDK Corp.	1,678	93,617
Tokyo Electron, Ltd.	2,170	141,600
Trend Micro, Inc. (a)	1,381	46,707
Wacom Co., Ltd. (a)	2,500	10,803
Yahoo! Japan Corp. (a)	15,919	60,515
Yaskawa Electric Corp. (a)	3,812	51,605
Yokogawa Electric Corp. (a)	3,435	45,155

		4,256,140

NETHERLANDS — 6.7%
ASM International NV	1,003	36,459
ASML Holding NV	4,938	491,674
Gemalto NV	1,074	98,607
NXP Semiconductor NV (b)	2,573	176,070
VistaPrint NV (b)	719	39,394

		842,204

NEW ZEALAND — 0.1%
Xero, Ltd. (b)	743	12,509

NORWAY — 0.2%
Nordic Semiconductor ASA (b)	451	2,661
Opera Software ASA	986	13,809
REC Silicon ASA (b)	16,079	6,469
REC Solar ASA (b)	158	1,997

		24,936

SINGAPORE — 1.2%
Flextronics International, Ltd. (a)(b)	10,408	107,411
IGG, Inc.	5,000	2,241
Venture Corp., Ltd.	7,925	47,290

		156,942

SOUTH KOREA — 20.8%
Actoz Soft Co., Ltd. (b)	64	2,365
AfreecaTV Co., Ltd.	97	2,951
Bluecom Co., Ltd.	137	1,857
Com2uSCorp (b)	87	14,304
Daum Communications Corp.	125	18,680
Dongbu HiTek Co., Ltd. (b)	320	1,665
Eo Technics Co., Ltd.	37	2,805
Gamevil, Inc. (b)	62	7,050
GemVax & Kael Co., Ltd. (b)	231	4,531
Gigalane Co., Ltd.	108	1,157
Joymax Co., Ltd. (b)	49	1,551
KCP Co., Ltd.	109	2,562
KH Vatec Co., Ltd.	54	1,497
LG Display Co., Ltd. ADR (b)	5,893	92,815
LG Innotek Co., Ltd. (b)	237	25,828
Lumens Co., Ltd. (b)	293	1,977
NAVER Corp.	330	252,367
NCSoft Corp.	200	25,492
Neowiz Games Corp. (b)	57	1,183
Nexon GT Co., Ltd. (b)	93	1,260
NHN Entertainment Corp. (b)	282	22,047
Partron Co., Ltd.	995	9,080
Sam Young Electronics Co., Ltd.	2,560	32,872
Samsung Electro-Mechanics Co., Ltd.	746	34,994
Samsung Electronics Co., Ltd. GDR	2,920	1,636,660
Samsung SDI Co., Ltd.	444	51,542
Seoul Semiconductor Co., Ltd.	664	15,070
SK C&C Co., Ltd.	263	60,438
SK Communications Co., Ltd. (b)	218	1,492
SK Hynix, Inc. (b)	6,230	276,003
SundayToz Corp.	190	3,700
Texcell-NetCom Co., Ltd. (b)	1,134	1,950
Tovis Co., Ltd.	124	2,039
WeMade Entertainment Co., Ltd. (b)	78	3,252
Wonik IPS Co., Ltd. (b)	334	3,972

		2,619,008

SPAIN — 1.6%
Amadeus IT Holding SA	4,641	173,654
Indra Sistemas SA (a)	1,859	26,067

		199,721

SWEDEN — 4.3%
Hexagon AB, (Class B)	3,153	100,166
Net Entertainment NE AB (Class B) (b)	120	3,222
Telefonaktiebolaget LM Ericsson (Class B)	34,999	444,746

		548,134

SWITZERLAND — 1.2%
Logitech International SA (b)	2,419	31,139
Myriad Group AG (b)	844	4,063
STMicroelectronics NV	8,642	66,976
Temenos Group AG (b)	1,268	48,239

		150,417

UNITED KINGDOM — 4.8%
ARM Holdings PLC	16,377	240,539
Aveva Group PLC	1,329	33,158
CSR PLC	1,415	17,388
Fidessa Group PLC	189	7,020
Imagination Technologies Group PLC (b)	3,452	10,549
Just Eat PLC (b)	2,736	13,085
Micro Focus International PLC (b)	904	15,534
Moneysupermarket.com Group PLC	1,453	4,612
Pace PLC	1,859	8,984
Playtech PLC	563	6,553
RM PLC	607	1,545
Spectris PLC	2,008	58,855
Spirent Communications PLC	12,018	20,379

See accompanying notes to financial statements.

SPDR S&P International Technology Sector ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014

Security Description	Shares	Value

Telecity Group PLC	3,438	$41,690
The Sage Group PLC	19,086	113,059
Xaar PLC	511	3,115
Zoopla Property Group PLC (b)(c)	1,633	6,264

		602,329

UNITED STATES — 0.1%
Kofax, Ltd. (b)	307	2,390
LivePerson, Inc. (b)	340	4,297

		6,687

TOTAL COMMON STOCKS —
(Cost $12,418,954)		12,528,832

SHORT TERM INVESTMENTS — 11.5%
UNITED STATES — 11.5%
MONEY MARKET FUNDS — 11.5%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	1,440,406	1,440,406
State Street Institutional Liquid Reserves Fund 0.09% (e)(f)	6,109	6,109

TOTAL SHORT TERM INVESTMENTS —
(Cost $1,446,515)		1,446,515

TOTAL INVESTMENTS — 111.0%
(Cost $13,865,469)		13,975,347
OTHER ASSETS & LIABILITIES — (11.0)%		(1,383,856)

NET ASSETS — 100.0%		$12,591,491

(a)	A portion of the security was on loan at September 30, 2014.
(b)	Non-income producing security
(c)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.1% of net assets as of September 30, 2014, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Investments of cash collateral for securities loaned
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(f)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
PLC = Public Limited Company

See accompanying notes to financial statements.

SPDR S&P International Telecommunications Sector ETF
SCHEDULE OF INVESTMENTS
September 30, 2014

Security Description	Shares	Value

COMMON STOCKS — 99.3%
AUSTRALIA — 3.4%
Telstra Corp., Ltd.	290,984	$1,349,515
TPG Telecom, Ltd.	22,614	135,353

		1,484,868

AUSTRIA — 0.2%
Telekom Austria AG (a)	10,582	95,379

BELGIUM — 0.7%
Belgacom SA (a)	9,131	317,897

CANADA — 4.0%
BCE, Inc. (b)	2,931	125,601
BCE, Inc. (b)	15,037	642,982
Rogers Communications, Inc. (Class B)	13,112	490,651
TELUS Corp.	13,664	467,036

		1,726,270

DENMARK — 0.8%
TDC A/S	47,796	363,051

FINLAND — 0.6%
Elisa Oyj	10,194	270,686

FRANCE — 10.2%
Iliad SA	1,550	328,167
Orange SA	143,873	2,163,705
Vivendi SA (c)	80,079	1,934,175

		4,426,047

GERMANY — 7.3%
Deutsche Telekom AG	183,496	2,781,616
Freenet AG	8,869	230,853
Telefonica Deutschland Holding AG (c)	31,518	164,835

		3,177,304

HONG KONG — 1.1%
HKT Trust/HKT, Ltd.	223,064	269,455
PCCW, Ltd.	317,111	199,289

		468,744

ISRAEL — 0.5%
Bezeq The Israeli Telecommunication Corp., Ltd.	127,037	219,319

ITALY — 2.4%
Telecom Italia SpA (b)(c)	537,642	616,353
Telecom Italia SpA (b)	466,531	414,604

		1,030,957

JAPAN — 21.3%
KDDI Corp. (a)	37,077	2,228,439
Nippon Telegraph & Telephone Corp.	23,413	1,455,856
NTT DoCoMo, Inc. (a)	88,987	1,484,942
Softbank Corp.	58,759	4,118,674

		9,287,911

LUXEMBOURG — 1.1%
COLT Group SA (c)	63,680	138,025
Millicom International Cellular SA	4,202	337,808

		475,833

NETHERLANDS — 2.3%
Koninklijke (Royal) KPN NV (c)	207,927	666,378
Ziggo NV (c)	7,292	341,659

		1,008,037

NEW ZEALAND — 0.4%
Spark New Zealand, Ltd.	72,344	167,474

NORWAY — 2.2%
Telenor ASA	44,146	969,147

PORTUGAL — 0.2%
Portugal Telecom SGPS SA (a)	41,999	88,390

SINGAPORE — 3.7%
Singapore Telecommunications, Ltd.	481,539	1,434,837
StarHub, Ltd.	62,000	200,298

		1,635,135

SOUTH KOREA — 2.5%
KT Corp. ADR (a)	16,842	273,009
LG Uplus Corp.	11,340	132,716
SK Telecom Co., Ltd. ADR (a)	23,002	697,881

		1,103,606

SPAIN — 8.7%
Telefonica SA	245,123	3,794,780

SWEDEN — 2.8%
Tele2 AB	20,124	243,300
TeliaSonera AB	138,351	958,116

		1,201,416

SWITZERLAND — 1.9%
Swisscom AG	1,431	812,473

UNITED KINGDOM — 21.0%
BT Group PLC	482,144	2,967,059
Cable & Wireless Communications PLC	180,116	136,946
Inmarsat PLC	29,926	340,087
Jazztel PLC (c)	14,158	229,287
TalkTalk Telecom Group PLC	36,200	175,470
Vodafone Group PLC	1,595,710	5,287,594

		9,136,443

TOTAL COMMON STOCKS —
(Cost $43,215,012)		43,261,167

SHORT TERM INVESTMENTS — 8.6%
UNITED STATES — 8.6%
MONEY MARKET FUNDS — 8.6%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	3,490,997	3,490,997
State Street Institutional Liquid Reserves Fund 0.09% (e)(f)	262,882	262,882

TOTAL SHORT TERM INVESTMENTS —
(Cost $3,753,879)		3,753,879

TOTAL INVESTMENTS — 107.9%
(Cost $46,968,891)		47,015,046
OTHER ASSETS & LIABILITIES — (7.9)%		(3,450,440)

NET ASSETS — 100.0%		$43,564,606

See accompanying notes to financial statements.

SPDR S&P International Telecommunications Sector ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014

(a)	A portion of the security was on loan at September 30, 2014.
(b)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(c)	Non-income producing security
(d)	Investments of cash collateral for securities loaned
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(f)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
PLC = Public Limited Company

See accompanying notes to financial statements.

SPDR S&P International Utilities Sector ETF
SCHEDULE OF INVESTMENTS
September 30, 2014

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AUSTRALIA — 3.4%
AGL Energy, Ltd.	76,756	$909,419
APA Group	94,330	614,123
AusNet Services (a)	186,899	223,240
DUET Group	135,881	288,933
Energy World Corp., Ltd. (b)	55,593	17,270
ERM Power, Ltd.	15,405	22,512
Infigen Energy (b)	90,725	20,641
Spark Infrastructure Group (a)	151,351	243,689

		2,339,827

AUSTRIA — 0.3%
EVN AG	3,301	42,221
Verbund AG (a)	7,315	147,343

		189,564

BELGIUM — 0.3%
Elia System Operator SA/NV	3,754	180,371

CANADA — 5.0%
Algonquin Power & Utilities Corp. (a)	19,254	152,475
ATCO, Ltd. (Class I)	8,893	361,274
Atlantic Power Corp. (a)	13,262	31,804
Boralex, Inc. (Class A)	2,280	26,808
Canadian Utilities, Ltd. (Class A) (a)	13,680	478,870
Capital Power Corp.	9,338	223,517
Capstone Infrastructure Corp. (a)	10,602	39,370
Emera, Inc.	16,136	505,789
Fortis, Inc. (a)	24,236	750,794
Innergex Renewable Energy, Inc. (a)	10,922	102,423
Just Energy Group, Inc. (a)	12,024	55,948
Northland Power, Inc. (a)	10,114	156,568
Superior Plus Corp. (a)	14,430	182,191
TransAlta Corp. (a)	30,612	321,857
TransAlta Renewables, Inc.	2,464	25,576
Valener, Inc.	4,338	61,020

		3,476,284

CHINA — 0.8%
ENN Energy Holdings, Ltd.	87,000	569,162
HanKore Environment Tech Group, Ltd. (b)	42,000	26,511

		595,673

FINLAND — 1.7%
Fortum Oyj	49,227	1,200,812

FRANCE — 10.5%
Albioma	1,905	46,686
EDF SA	33,955	1,113,948
GDF Suez	172,315	4,323,063
Rubis (a)	3,984	229,445
Suez Environnement Co.	37,508	634,682
Theolia SA (b)	7,004	7,874
Veolia Environnement SA	54,058	954,677

		7,310,375

GERMANY — 9.2%
E.ON AG	226,290	4,143,553
RWE AG	57,263	2,231,973
RWE AG Preference Share	1,032	31,236

		6,406,762

HONG KONG — 7.8%
Cheung Kong Infrastructure Holdings, Ltd.	62,000	435,152
China Ruifeng Renewable Energy, Ltd. (b)	80,000	13,290
China Water Industry Group, Ltd. (b)	84,000	16,551
CLP Holdings, Ltd.	217,000	1,742,405
HK Electric Investments & HK Electric Investments, Ltd. (c)	299,781	197,278
Hong Kong & China Gas Co., Ltd.	725,223	1,572,775
Power Assets Holdings, Ltd.	149,500	1,321,705
Towngas China Co., Ltd.	91,000	97,503
Zhongyu Gas Holdings, Ltd. (b)	98,000	29,785

		5,426,444

ITALY — 10.0%
A2A SpA	169,191	167,778
ACEA SpA	5,134	62,326
Ascopiave SpA	8,748	19,892
Edison SpA	12,507	14,220
Enel Green Power SpA	174,487	446,572
Enel SpA	733,752	3,894,885
Falck Renewables SpA	10,711	14,383
Hera SpA	69,064	182,866
Iren SpA	59,174	74,453
Snam Rete Gas SpA	233,278	1,290,735
Terna Rete Elettrica Nationale SpA	158,333	796,456

		6,964,566

JAPAN — 11.6%
Chubu Electric Power Co., Inc. (b)	81,188	931,817
Electric Power Development Co., Ltd.	16,100	526,173
Eneres Co., Ltd. (b)	2,100	24,390
Hokkaido Electric Power Co., Inc. (a)(b)	23,100	187,420
Hokuriku Electric Power Co.	22,394	294,177
Japan Wind Development Co., Ltd. (b)	700	3,063
K&O Energy Group, Inc.	1,300	16,971
Kyushu Electric Power Co., Inc. (a)(b)	53,292	574,239
Osaka Gas Co., Ltd.	235,958	947,962
Saibu Gas Co., Ltd. (a)	39,000	92,794
Shikoku Electric Power Co., Inc. (b)	23,600	302,490
Shizuoka Gas Co., Ltd.	7,500	49,911
The Chugoku Electric Power Co., Inc. (a)	34,787	445,877
The Kansai Electric Power Co., Inc. (b)	90,998	859,833
The Okinawa Electric Power Co., Inc. (a)	2,000	61,899
The Tokyo Electric Power Co., Inc. (b)	92,399	323,453
Toho Gas Co., Ltd. (a)	59,000	332,394
Tohoku Electric Power Co., Inc.	56,872	645,996
Tokyo Gas Co., Ltd.	259,958	1,460,997

		8,081,856

NEW ZEALAND — 1.2%
Contact Energy, Ltd.	40,932	190,788
Genesis Energy, Ltd. (b)	53,973	84,980
Infratil, Ltd.	68,659	151,451
Meridian Energy, Ltd.	141,971	158,243
Mighty River Power, Ltd.	77,112	154,169

See accompanying notes to financial statements.

SPDR S&P International Utilities Sector ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014

Security Description	Shares	Value

TrustPower, Ltd.	6,010	$34,244
Vector, Ltd.	28,124	58,749

		832,624

PORTUGAL — 1.9%
EDP — Energias de Portugal SA	294,079	1,283,516
REN — Redes Energeticas Nacionais SGPS SA	6,312	21,290

		1,304,806

SINGAPORE — 0.1%
CitySpring Infrastructure Trust	106,000	41,143
Hyflux, Ltd.	66,000	54,599

		95,742

SOUTH KOREA — 2.3%
Busan City Gas Co., Ltd.	644	26,059
E1 Corp.	284	18,247
Hanjin Heavy Industries & Construction Holdings Co., Ltd.	1,424	13,225
Kg Eco Technology Service Co., Ltd.	2,443	13,798
Korea District Heating Corp.	330	20,389
Korea Electric Power Corp. ADR	57,618	1,292,948
Korea Gas Corp. (b)	3,171	165,274
KyungDong City Gas Co., Ltd.	242	28,093
Samchully Co., Ltd.	276	39,755

		1,617,788

SPAIN — 11.7%
Acciona SA (b)	2,888	216,196
EDP Renovaveis SA	23,022	159,663
Enagas SA	24,298	783,629
Endesa SA	9,579	378,570
Gas Natural SDG SA	40,713	1,198,849
Iberdrola SA	606,283	4,342,579
Red Electrica Corporacion SA	12,238	1,059,914

		8,139,400

SWITZERLAND — 0.2%
Alpiq Holding AG (a)(b)	528	55,535
BKW AG	1,205	39,788
Energiedienst Holding AG	675	22,324

		117,647

UNITED KINGDOM — 21.8%
Abengoa Yield PLC (a)(b)	2,935	104,427
APR Energy PLC	5,663	49,759
Centrica PLC	576,171	2,875,036
Drax Group PLC	45,255	474,306
Infinis Energy PLC	10,630	37,912
National Grid PLC	435,881	6,274,861
Pennon Group PLC	43,398	556,505
Severn Trent PLC	27,343	832,020
SSE PLC	108,380	2,718,083
Telecom Plus PLC	7,216	156,171
The Renewables Infrastructure Group, Ltd.	42,473	73,331
United Utilities Group PLC	77,113	1,010,095

		15,162,506

TOTAL COMMON STOCKS —
(Cost $65,149,911)		69,443,047

SHORT TERM INVESTMENTS — 5.1%
UNITED STATES — 5.1%
MONEY MARKET FUNDS — 5.1%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	3,015,709	3,015,709
State Street Institutional Liquid Reserves Fund 0.09% (e)(f)	554,052	554,052

TOTAL SHORT TERM INVESTMENTS —
(Cost $3,569,761)		3,569,761

TOTAL INVESTMENTS — 104.9%
(Cost $68,719,672)		73,012,808
OTHER ASSETS & LIABILITIES — (4.9)%		(3,425,969)

NET ASSETS — 100.0%		$69,586,839

(a)	A portion of the security was on loan at September 30, 2014.
(b)	Non-income producing security
(c)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.3% of net assets as of September 30, 2014, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Investments of cash collateral for securities loaned
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(f)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
PLC = Public Limited Company

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2014

									SPDR S&P Emerging
	SPDR STOXX	SPDR EURO	SPDR EURO	SPDR S&P Emerging	SPDR S&P Small Cap Emerging			SPDR S&P Emerging	Markets	SPDR S&P
	Europe	STOXX	STOXX	Asia Pacific	Asia Pacific	SPDR S&P Russia	SPDR S&P	Markets	Dividend	BRIC
	50 ETF	50 ETF	Small Cap ETF	ETF	ETF	ETF	China ETF	ETF	ETF	40 ETF

ASSETS
Investments in securities of unaffiliated issuers, at value* (Note 2)	$260,154,575	$4,942,750,163	$7,589,436	$682,288,837	$4,374,798	$22,983,993	$944,248,530	$280,671,286	$488,387,190	$155,326,551
Investments in securities of affiliated issuers, at value* (Note 2 and Note 3)	4,333,138	70,255,332	11,709	41,913,107	121,952	38,242	108,947,886	18,821,931	95,216,004	8,010,942

Total Investments	264,487,713	5,013,005,495	7,601,145	724,201,944	4,496,750	23,022,235	1,053,196,416	299,493,217	583,603,194	163,337,493
Foreign currency, at value	910,929	7,459,697	29,855	1,512,409	43,442	378	2,359,685	2,203,907	1,620,186	606,621
Initial margin deposit on futures	—	—	—	—	—	—	—	227,783	—	—
Receivable for investments sold	—	27,918,847	9,432	5,861	1,618	303,896	—	17,106	—	11,734,460
Receivable for fund shares sold	—	—	—	—	—	1,134,221	—	—	—	—
Receivable for foreign currency contracts sold	—	—	500	5,315	1,044	—	—	—	—	—
Receivable for foreign taxes recoverable	310,914	1,451,768	2,511	—	—	—	—	—	—	—
Dividends and interest receivable — unaffiliated issuers	349,700	596,934	3,010	825,393	7,444	3,483	1,431,182	298,371	2,306,256	157,488
Dividends receivable — affiliated issuers	24	275	—	101	1	36	44	142	273	33

TOTAL ASSETS	266,059,280	5,050,433,016	7,646,453	726,551,023	4,550,299	24,464,249	1,056,987,327	302,240,526	587,529,909	175,836,095

LIABILITIES
Payable upon return of securities loaned	3,067,594	58,567,565	—	37,269,587	121,952	—	107,999,843	16,220,774	86,295,235	7,484,526
Payable for investments purchased	—	—	39,097	—	—	1,293,236	—	—	—	733,344
Due to custodian	—	—	—	—	23,868	—	—	—	—	—
Payable for fund shares repurchased	—	27,918,085	—	—	—	—	—	—	—	11,732,208
Payable for foreign currency contracts purchased	—	—	500	5,311	1,047	—	—	—	—	—
Payable for variation margin on futures contracts	—	—	—	—	—	—	—	49,393	—	—
Distributions payable	1,056,982	10,493,081	—	—	—	—	—	—	9,081,756	—
Accrued advisory fee (Note 3)	205,015	3,962,752	9,242	854,920	7,404	35,999	1,382,339	382,329	777,391	223,434
Deferred foreign taxes payable	—	—	—	926,517	16,901	—	—	303,326	158,206	—
Accrued trustees’ fees and expenses (Note 3)	142	3,271	5	284	2	16	544	143	325	125

TOTAL LIABILITIES	4,329,733	100,944,754	48,844	39,056,619	171,174	1,329,251	109,382,726	16,955,965	96,312,913	20,173,637

NET ASSETS	$261,729,547	$4,949,488,262	$7,597,609	$687,494,404	$4,379,125	$23,134,998	$947,604,601	$285,284,561	$491,216,996	$155,662,458

NET ASSETS CONSIST OF:
Paid in capital (Note 4)	$293,857,661	$4,789,621,512	$8,991,936	$662,651,770	$4,101,417	$35,821,590	$1,053,374,938	$308,465,194	$639,185,290	$275,663,084
Undistributed (distribution in excess of) net investment income	(641,120)	(10,493,081)	5,569	6,281,108	9,306	544,584	9,007,139	2,390,552	(1,282,865)	2,149,733
Accumulated net realized gain (loss) on investments, foreign currency transactions and futures	(27,376,560)	(144,946,101)	(264,064)	(29,207,298)	181,296	(3,420,339)	(90,376,350)	(11,068,268)	(103,562,098)	(90,467,282)
Net unrealized appreciation (depreciation) on:
Investments (net of deferred foreign taxes of $0, $0, $0, $926,517, $15,850, $0, $0, $303,326, $158,206, $0, respectively)	(4,070,803)	315,523,288	(1,135,563)	47,778,126	87,444	(9,810,838)	(24,396,563)	(14,420,792)	(43,064,323)	(31,682,082)
Foreign currency	(39,631)	(217,356)	(269)	(9,302)	(338)	1	(4,563)	(32,732)	(59,008)	(995)
Futures	—	—	—	—	—	—	—	(49,393)	—	—

NET ASSETS	$261,729,547	$4,949,488,262	$7,597,609	$687,494,404	$4,379,125	$23,134,998	$947,604,601	$285,284,561	$491,216,996	$155,662,458

NET ASSET VALUE PER SHARE
Net asset value per share	$36.86	$39.88	$50.65	$83.84	$43.79	$22.03	$76.42	$66.35	$36.66	$23.23

Shares outstanding (unlimited amount authorized, $0.01 par value)	7,100,370	124,100,967	150,000	8,200,000	100,000	1,050,000	12,400,000	4,300,000	13,400,000	6,700,000

COST OF INVESTMENTS:
Unaffiliated issuers	$264,225,378	$4,627,226,875	$8,724,999	$633,584,194	$4,271,504	$32,794,831	$968,645,093	$294,788,752	$531,293,307	$187,008,633
Affiliated issuers	4,333,138	70,255,332	11,709	41,913,107	121,952	38,242	108,947,886	18,821,931	95,216,004	8,010,942

Total cost of investments	$268,558,516	$4,697,482,207	$8,736,708	$675,497,301	$4,393,456	$32,833,073	$1,077,592,979	$313,610,683	$626,509,311	$195,019,575

Foreign currency, at cost	$919,425	$7,526,447	$30,029	$1,516,315	$43,697	$377	$2,362,014	$2,232,780	$1,643,169	$607,369

* Includes investments in securities on loan, at value	$3,184,103	$59,338,764	$—	$35,157,625	$113,805	$—	$100,625,392	$17,431,150	$83,447,057	$7,215,472

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (continued)
September 30, 2014

			SPDR S&P Emerging					SPDR S&P Global
	SPDR S&P Emerging	SPDR S&P Emerging	Middle			SPDR Dow Jones International	SPDR S&P Global	Natural
	Europe	Latin America	East & Africa		SPDR S&P International	Real Estate	Infrastructure	Resources		SPDR MSCI
	ETF	ETF	ETF	SPDR S&P World ex-US ETF	Small Cap ETF	ETF	ETF	ETF	SPDR MSCI ACWI ex-US ETF	ACWI IMI ETF

ASSETS
Investments in securities of unaffiliated issuers, at value* (Note 2)	$66,668,155	$49,024,740	$63,073,071	$822,314,767	$787,100,303	$4,897,938,594	$111,906,091	$592,679,372	$572,848,371	$57,130,790
Investments in securities of affiliated issuers, at value* (Note 2 and Note 3)	4,982	3,699,954	2,557,190	45,988,685	90,391,281	85,222,719	15,991,964	27,275,054	28,285,280	9,870,468

Total Investments	66,673,137	52,724,694	65,630,261	868,303,452	877,491,584	4,983,161,313	127,898,055	619,954,426	601,133,651	67,001,258
Cash	—	—	—	—	10,338	—	—	—	—	1,362
Foreign currency, at value	212,805	382,604	560,563	1,028,699	3,199,652	1,258,947	222,667	2,069,930	1,284,881	74,467
Receivable for investments sold	3,491,188	40,105	370,465	205,732	1,501,322	478,948	4,492,458	—	1	—
Receivable for fund shares sold	—	—	—	—	—	—	—	26,754,224	—	—
Receivable for foreign currency contracts sold	440,000	—	860,872	—	213,946	1,144,042	3,774,650	64,040	—	—
Receivable for foreign taxes recoverable	17	—	—	555,397	274,797	962,508	32,423	236,757	359,181	6,968
Dividends and interest receivable — unaffiliated issuers	178,813	85,863	34,099	2,237,949	2,682,983	9,978,819	228,432	511,579	1,448,439	103,027
Dividends receivable — affiliated issuers	4	6	2	24	189	755	14	61	52	8

TOTAL ASSETS	70,995,964	53,233,272	67,456,262	872,331,253	885,374,811	4,996,985,332	136,648,699	649,591,017	604,226,205	67,187,090

LIABILITIES
Payable upon return of securities loaned	—	3,699,954	2,557,190	45,988,685	88,577,906	50,286,709	15,919,982	25,897,021	28,112,331	9,719,463
Payable for investments purchased	—	143,466	—	7,196	2,615,328	—	4,480,822	27,396,163	—	—
Due to custodian	—	101,007	801,109	120,418	—	—	—	—	—	—
Payable for fund shares repurchased	3,570,444	—	—	—	—	—	—	—	—	—
Payable for foreign currency contracts purchased	438,483	—	856,950	—	214,000	1,142,386	3,778,487	64,000	—	—
Distributions payable	—	—	—	—	—	34,821,735	—	—	—	—
Accrued advisory fee (Note 3)	121,806	80,336	100,109	770,975	1,248,155	7,448,662	136,281	616,529	513,521	32,970
Deferred foreign taxes payable	—	—	—	—	—	226,683	—	—	106,166	980
Accrued trustees’ fees and expenses (Note 3)	52	37	42	552	545	2,879	64	338	352	13

TOTAL LIABILITIES	4,130,785	4,024,800	4,315,400	46,887,826	92,655,934	93,929,054	24,315,636	53,974,051	28,732,370	9,753,426

NET ASSETS	$66,865,179	$49,208,472	$63,140,862	$825,443,427	$792,718,877	$4,903,056,278	$112,333,063	$595,616,966	$575,493,835	$57,433,664

NET ASSETS CONSIST OF:
Paid in capital (Note 4)	$137,079,974	$85,254,456	$90,814,901	$751,109,980	$790,846,595	$5,166,597,656	$125,698,773	$676,798,808	$644,504,772	$56,648,206
Undistributed (distribution in excess of) net investment income	1,196,687	223,053	441,064	5,408,856	1,749,229	(184,040,107)	728,410	3,721,420	3,964,780	274,250
Accumulated net realized gain (loss) on investments and foreign currency transactions	(40,840,655)	(17,669,411)	(22,986,972)	(156,583)	69,533,604	(619,659,853)	(16,377,141)	(67,292,019)	(61,132,231)	3,693
Net unrealized appreciation (depreciation) on:
Investments (net of deferred foreign taxes of $0, $0, $0, $0, $0, $226,683, $0, $0, $104,678, $980, respectively)	(30,563,493)	(18,596,205)	(5,120,587)	69,178,586	(69,386,007)	540,395,971	2,298,480	(17,557,694)	(11,766,421)	510,805
Foreign currency	(7,334)	(3,421)	(7,544)	(97,412)	(24,544)	(237,389)	(15,459)	(53,549)	(77,065)	(3,290)

NET ASSETS	$66,865,179	$49,208,472	$63,140,862	$825,443,427	$792,718,877	$4,903,056,278	$112,333,063	$595,616,966	$575,493,835	$57,433,664

NET ASSET VALUE PER SHARE
Net asset value per share	$35.19	$61.51	$70.16	$28.46	$32.76	$41.54	$48.84	$48.62	$35.09	$63.82

Shares outstanding (unlimited amount authorized, $0.01 par value)	1,900,000	800,000	900,000	29,000,000	24,200,000	118,035,379	2,300,000	12,250,000	16,400,000	900,000

COST OF INVESTMENTS:
Unaffiliated issuers	$97,231,648	$67,620,945	$68,193,658	$753,136,181	$856,486,310	$4,357,315,940	$109,607,611	$610,237,066	$584,510,114	$56,619,005
Affiliated issuers	4,982	3,699,954	2,557,190	45,988,685	90,391,281	85,222,719	15,991,964	27,275,054	28,285,280	9,870,468

Total cost of investments	$97,236,630	$71,320,899	$70,750,848	$799,124,866	$946,877,591	$4,442,538,659	$125,599,575	$637,512,120	$612,795,394	$66,489,473

Foreign currency, at cost	$215,919	$385,903	$566,616	$1,042,484	$3,212,551	$1,266,729	$229,479	$2,106,046	$1,310,450	$76,074

* Includes investments in securities on loan, at value	$—	$3,536,104	$6,617,278	$48,495,501	$85,144,486	$47,578,429	$15,475,121	$25,145,178	$28,249,340	$9,673,490

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (continued)
September 30, 2014

			SPDR MSCI	SPDR MSCI Emerging	SPDR MSCI				SPDR MSCI
	SPDR MSCI EM	SPDR MSCI EM Beyond	EAFE	Markets	World	SPDR MSCI Australia	SPDR MSCI Canada	SPDR MSCI Germany	Japan	SPDR MSCI Mexico
	50 ETF	BRIC ETF	Quality Mix ETF	Quality Mix ETF	Quality Mix ETF	Quality Mix ETF	Quality Mix ETF	Quality Mix ETF	Quality Mix ETF	Quality Mix ETF

ASSETS
Investments in securities of unaffiliated issuers, at value* (Note 2)	$2,384,958	$3,102,811	$5,693,558	$5,914,302	$5,966,851	$5,538,852	$2,975,050	$5,360,830	$6,007,086	$2,881,959
Investments in securities of affiliated issuers, at value* (Note 2 and Note 3)	142,075	67,275	1,339	9,513	10,265	—	2,012	722	1,009	479

Total Investments	2,527,033	3,170,086	5,694,897	5,923,815	5,977,116	5,538,852	2,977,062	5,361,552	6,008,095	2,882,438
Cash	—	—	—	—	403	—	—	—	—	—
Foreign currency, at value	20,831	7,263	21,219	31,400	10,631	39,889	32,753	126	1,375	60
Receivable for investments sold	—	310	—	365	—	—	2,497	—	—	—
Receivable for foreign currency contracts sold	—	530	—	—	—	7,100	—	—	—	—
Receivable for foreign taxes recoverable	—	406	999	129	406	—	—	502	2,708	—
Dividends and interest receivable — unaffiliated issuers	2,739	4,448	15,320	8,809	10,645	43,754	8,458	—	38,199	813
Dividends receivable — affiliated issuers	2	—	—	1	—	—	—	—	—	—

TOTAL ASSETS	2,550,605	3,183,043	5,732,435	5,964,519	5,999,201	5,629,595	3,020,770	5,362,180	6,050,377	2,883,311

LIABILITIES
Payable upon return of securities loaned	141,809	67,275	—	—	—	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—	22,135	25,137	—	—	—
Due to custodian	—	233	—	—	—	5,870	—	—	—	—
Payable for foreign currency contracts purchased	—	530	—	—	—	7,117	—	—	—	—
Accrued advisory fee (Note 3)	4,039	4,515	4,501	4,722	4,593	4,589	4,532	4,300	4,630	417
Deferred foreign taxes payable	—	3,614	—	1,165	—	—	—	—	—	—
Accrued trustees’ fees and expenses (Note 3)	3	3	4	4	4	4	4	4	4	2

TOTAL LIABILITIES	145,851	76,170	4,505	5,891	4,597	39,715	29,673	4,304	4,634	419

NET ASSETS	$2,404,754	$3,106,873	$5,727,930	$5,958,628	$5,994,604	$5,589,880	$2,991,097	$5,357,876	$6,045,743	$2,882,892

NET ASSETS CONSIST OF:
Paid in capital (Note 4)	$2,644,309	$3,040,224	$6,000,000	$6,006,120	$6,000,000	$6,000,000	$2,981,989	$6,000,000	$6,000,000	$3,000,000
Undistributed (distribution in excess of) net investment income	45,414	31,687	41,430	62,958	32,234	108,408	39,368	2,601	40,610	369
Accumulated net realized gain (loss) on investments and foreign currency transactions	(107,326)	(133)	8	357	72	25	(242)	(4,274)	—	(683)
Net unrealized appreciation (depreciation) on:
Investments (net of deferred foreign taxes of $0, $3,614, $0, $1,165, $0, $0, $0, $0, $0, $0, respectively)	(177,425)	35,353	(312,785)	(110,033)	(37,405)	(515,394)	(29,887)	(640,408)	5,496	(116,798)
Foreign currency	(218)	(258)	(723)	(774)	(297)	(3,159)	(131)	(43)	(363)	4

NET ASSETS	$2,404,754	$3,106,873	$5,727,930	$5,958,628	$5,994,604	$5,589,880	$2,991,097	$5,357,876	$6,045,743	$2,882,892

NET ASSET VALUE PER SHARE
Net asset value per share	$48.10	$62.14	$57.28	$59.59	$59.95	$55.90	$59.82	$53.58	$60.46	$28.83

Shares outstanding (unlimited amount authorized, $0.01 par value)	50,000	50,000	100,000	100,000	100,000	100,000	50,000	100,000	100,000	100,000

COST OF INVESTMENTS:
Unaffiliated issuers	$2,562,383	$3,063,844	$6,006,343	$6,023,170	$6,004,256	$6,054,246	$3,004,937	$6,001,238	$6,001,590	$2,998,757
Affiliated issuers	142,075	67,275	1,339	9,513	10,265	—	2,012	722	1,009	479

Total cost of investments	$2,704,458	$3,131,119	$6,007,682	$6,032,683	$6,014,521	$6,054,246	$3,006,949	$6,001,960	$6,002,599	$2,999,236

Foreign currency, at cost	$21,042	$7,428	$21,616	$32,084	$10,790	$40,451	$32,823	$129	$1,397	$60

* Includes investments in securities on loan, at value	$176,163	$65,189	$—	$—	$—	$—	$—	$—	$—	$—

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (continued)
September 30, 2014

	SPDR MSCI
	South	SPDR MSCI		SPDR MSCI United			SPDR S&P Global	SPDR S&P International
	Korea	Spain	SPDR MSCI Taiwan	Kingdom	SPDR Russell/Nomura	SPDR Russell/Nomura	Dividend	Dividend	SPDR S&P
	Quality Mix ETF	Quality Mix ETF	Quality Mix ETF	Quality Mix ETF	PRIME Japan ETF	Small Cap Japan ETF	ETF	ETF	International Mid Cap ETF

ASSETS
Investments in securities of unaffiliated issuers, at value* (Note 2)	$2,849,215	$8,256,016	$5,748,272	$5,659,633	$26,856,828	$72,159,945	$29,040,752	$1,443,231,951	$70,135,233
Investments in securities of affiliated issuers, at value* (Note 2 and Note 3)	5,570	6	35,826	8,151	3,945,101	13,496,932	5,888,696	233,939,021	8,681,482

Total Investments	2,854,785	8,256,022	5,784,098	5,667,784	30,801,929	85,656,877	34,929,448	1,677,170,972	78,816,715
Foreign currency, at value	—	7,845	8,754	29,070	47,737	172,236	34,671	10,169,340	500,072
Receivable for investments sold	—	—	—	—	—	975	—	6,188,745	—
Receivable for fund shares sold	—	—	—	—	—	—	3,259,264	—	—
Receivable for foreign currency contracts sold	—	—	—	—	—	—	—	16,300,995	—
Receivable for foreign taxes recoverable	—	235	—	84	60,702	33,500	13,602	193,943	17,462
Dividends and interest receivable — unaffiliated issuers	—	—	71	15,622	178,707	391,134	70,830	4,748,917	201,714
Dividends receivable — affiliated issuers	—	—	1	1	1	6	6	308	2

TOTAL ASSETS	2,854,785	8,264,102	5,792,924	5,712,561	31,089,076	86,254,728	38,307,821	1,714,773,220	79,535,965

LIABILITIES
Payable upon return of securities loaned	—	—	—	—	3,923,260	13,400,169	5,629,316	219,686,389	8,645,480
Payable for investments purchased	—	—	8,754	—	—	—	3,198,296	13,013,834	363,957
Payable for foreign currency contracts purchased	—	—	—	—	—	—	—	16,294,807	—
Distributions payable	—	—	—	—	—	—	254,180	13,887,292	—
Accrued advisory fee (Note 3)	417	6,460	841	4,500	44,079	103,872	26,347	1,731,616	80,328
Deferred foreign taxes payable	—	—	—	—	—	—	—	44,436	—
Accrued trustees’ fees and expenses (Note 3)	2	5	4	4	68	51	11	911	38

TOTAL LIABILITIES	419	6,465	9,599	4,504	3,967,407	13,504,092	9,108,150	264,659,285	9,089,803

NET ASSETS	$2,854,366	$8,257,637	$5,783,325	$5,708,057	$27,121,669	$72,750,636	$29,199,671	$1,450,113,935	$70,446,162

NET ASSETS CONSIST OF:
Paid in capital (Note 4)	$3,000,000	$9,023,738	$6,000,000	$6,000,000	$32,000,693	$87,310,966	$29,172,862	$1,613,202,197	$66,383,469
Undistributed (distribution in excess of) net investment income	12,853	87,744	8,912	60,153	699,387	(343,891)	35,341	5,786,377	581,581
Accumulated net realized gain (loss) on investments and foreign currency transactions	(1,151)	(3,929)	—	(48)	(1,629,790)	(8,202,910)	291,433	(120,751,825)	4,111,379
Net unrealized appreciation (depreciation) on:
Investments (net of deferred foreign taxes of $0, $0, $0, $0, $0, $0, $0, $44,436, $0, respectively)	(157,336)	(849,848)	(225,566)	(351,424)	(3,940,762)	(5,996,238)	(297,439)	(47,965,945)	(625,694)
Foreign currency	—	(68)	(21)	(624)	(7,859)	(17,291)	(2,526)	(156,869)	(4,573)

NET ASSETS	$2,854,366	$8,257,637	$5,783,325	$5,708,057	$27,121,669	$72,750,636	$29,199,671	$1,450,113,935	$70,446,162

NET ASSET VALUE PER SHARE
Net asset value per share	$28.54	$55.05	$57.83	$57.08	$45.20	$50.17	$64.89	$46.33	$32.02

Shares outstanding (unlimited amount authorized, $0.01 par value)	100,000	150,000	100,000	100,000	600,000	1,450,075	450,000	31,301,326	2,200,000

COST OF INVESTMENTS:
Unaffiliated issuers	$3,006,551	$9,105,864	$5,973,838	$6,011,057	$30,797,590	$78,156,183	$29,338,191	$1,491,153,460	$70,760,927
Affiliated issuers	5,570	6	35,826	8,151	3,945,101	13,496,932	5,888,696	233,939,021	8,681,482

Total cost of investments	$3,012,121	$9,105,870	$6,009,664	$6,019,208	$34,742,691	$91,653,115	$35,226,887	$1,725,092,481	$79,442,409

Foreign currency, at cost	$—	$7,895	$8,754	$29,415	$49,997	$183,714	$35,018	$10,206,286	$501,103

* Includes investments in securities on loan, at value	$—	$—	$—	$—	$3,716,572	$12,715,142	$5,626,433	$216,770,301	$8,278,258

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (continued)
September 30, 2014

			SPDR S&P International	SPDR S&P International
			Consumer	Consumer	SPDR S&P International	SPDR S&P International	SPDR S&P International	SPDR S&P International	SPDR S&P International
	SPDR S&P Emerging	SPDR Dow Jones Global	Discretionary	Staples	Energy	Financial	Health	Industrial	Materials
	Markets	Real Estate	Sector	Sector	Sector	Sector	Care Sector	Sector	Sector
	Small Cap ETF	ETF	ETF	ETF	ETF	ETF	ETF	ETF	ETF

ASSETS
Investments in securities of unaffiliated issuers, at value* (Note 2)	$571,206,201	$1,469,305,356	$18,285,823	$42,617,620	$19,121,977	$10,746,435	$65,656,683	$24,228,048	$7,519,580
Investments in securities of affiliated issuers, at value* (Note 2 and Note 3)	24,209,724	49,730,398	3,687,448	2,860,089	3,074,884	574,591	5,341,045	2,861,496	853,113

Total Investments	595,415,925	1,519,035,754	21,973,271	45,477,709	22,196,861	11,321,026	70,997,728	27,089,544	8,372,693
Foreign currency, at value	2,295,191	—	84,727	67,134	177,552	69,219	232,610	24,250	54,322
Receivable for investments sold	38,635,556	508,853	—	—	—	—	—	—	—
Receivable for fund shares sold	—	8,847,644	—	—	—	—	—	—	—
Receivable for foreign currency contracts sold	997,620	—	—	56,731	—	—	—	—	—
Receivable for foreign taxes recoverable	11,053	117,783	8,827	70,059	2,407	2,786	138,657	13,510	5,706
Dividends and interest receivable — unaffiliated issuers	1,039,363	3,718,829	42,914	136,620	24,065	32,997	158,299	70,022	14,037
Dividends receivable — affiliated issuers	107	298	3	5	3	4	3	1	2

TOTAL ASSETS	638,394,815	1,532,229,161	22,109,742	45,808,258	22,400,888	11,426,032	71,527,297	27,197,327	8,446,760

LIABILITIES
Payable upon return of securities loaned	24,209,724	36,031,602	3,636,022	2,614,374	2,934,069	443,839	5,250,532	2,817,118	790,923
Payable for investments purchased	—	9,242,498	—	—	—	—	—	—	4,056
Due to custodian	2,593,115	137,949	—	—	—	—	—	—	—
Payable for fund shares repurchased	38,639,674	—	—	—	—	—	—	—	—
Payable for foreign currency contracts purchased	996,527	—	—	56,740	—	—	—	—	—
Distributions payable	—	11,831,827	44,718	227,560	127,142	43,536	68,514	23,263	37,945
Accrued advisory fee (Note 3)	1,059,017	1,828,690	24,413	56,782	27,647	15,148	83,541	33,075	10,791
Deferred foreign taxes payable	814,136	24,010	—	—	—	—	—	—	—
Accrued trustees’ fees and expenses (Note 3)	436	756	14	27	10	6	39	16	6

TOTAL LIABILITIES	68,312,629	59,097,332	3,705,167	2,955,483	3,088,868	502,529	5,402,626	2,873,472	843,721

NET ASSETS	$570,082,186	$1,473,131,829	$18,404,575	$42,852,775	$19,312,020	$10,923,503	$66,124,671	$24,323,855	$7,603,039

NET ASSETS CONSIST OF:
Paid in capital (Note 4)	$677,571,635	$1,419,960,930	$17,992,776	$39,330,126	$22,181,172	$12,757,248	$53,492,722	$24,817,680	$12,158,810
Undistributed (distribution in excess of) net investment income	7,866,973	(19,484,396)	60,828	(74,898)	1,660	130,491	28,846	105,745	10,394
Accumulated net realized gain (loss) on investments and foreign currency transactions	(28,762,809)	(18,358,522)	(16,388)	(27,147)	(801,450)	(1,041,109)	(1,732)	(552,304)	(1,167,374)
Net unrealized appreciation (depreciation) on:
Investments (net of deferred foreign taxes of $720,940, $24,010, $0, $0, $0, $0, $0, $0, $0, respectively)	(86,554,960)	91,053,191	371,284	3,634,901	(2,066,663)	(921,339)	12,617,675	(45,453)	(3,397,901)
Foreign currency	(38,653)	(39,374)	(3,925)	(10,207)	(2,699)	(1,788)	(12,840)	(1,813)	(890)

NET ASSETS	$570,082,186	$1,473,131,829	$18,404,575	$42,852,775	$19,312,020	$10,923,503	$66,124,671	$24,323,855	$7,603,039

NET ASSET VALUE PER SHARE
Net asset value per share	$48.31	$44.24	$36.81	$38.96	$25.75	$21.85	$48.98	$30.40	$21.72

Shares outstanding (unlimited amount authorized, $0.01 par value)	11,800,000	33,300,000	500,000	1,100,000	750,000	500,000	1,350,000	800,000	350,000

COST OF INVESTMENTS:
Unaffiliated issuers	$657,040,221	$1,378,228,155	$17,914,539	$38,982,719	$21,188,640	$11,667,774	$53,039,008	$24,273,501	$10,917,481
Affiliated issuers	24,209,724	49,730,398	3,687,448	2,860,089	3,074,884	574,591	5,341,045	2,861,496	853,113

Total cost of investments	$681,249,945	$1,427,958,553	$21,601,987	$41,842,808	$24,263,524	$12,242,365	$58,380,053	$27,134,997	$11,770,594

Foreign currency, at cost	$2,303,983	$(139,917)	$87,724	$67,431	$179,817	$70,003	$234,156	$24,358	$55,242

* Includes investments in securities on loan, at value	$30,055,782	$34,753,019	$3,437,813	$2,481,228	$2,891,179	$687,474	$4,984,556	$2,676,012	$820,108

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (continued)
September 30, 2014

	SPDR S&P International	SPDR S&P International	SPDR S&P International
	Technology	Telecommunications	Utilities
	Sector	Sector	Sector
	ETF	ETF	ETF

ASSETS
Investments in securities of unaffiliated issuers, at value* (Note 2)	$12,528,832	$43,261,167	$69,443,047
Investments in securities of affiliated issuers, at value* (Note 2 and Note 3)	1,446,515	3,753,879	3,569,761

Total Investments	13,975,347	47,015,046	73,012,808
Foreign currency, at value	54,461	203,770	44,239
Receivable for foreign taxes recoverable	3,044	16,114	27,356
Dividends and interest receivable — unaffiliated issuers	21,555	111,803	140,318
Dividends receivable — affiliated issuers	1	11	9

TOTAL ASSETS	14,054,408	47,346,744	73,224,730

LIABILITIES
Payable upon return of securities loaned	1,440,406	3,490,997	3,015,709
Distributions payable	6,212	240,834	531,379
Accrued advisory fee (Note 3)	16,291	50,284	90,765
Accrued trustees’ fees and expenses (Note 3)	8	23	38

TOTAL LIABILITIES	1,462,917	3,782,138	3,637,891

NET ASSETS	$12,591,491	$43,564,606	$69,586,839

NET ASSETS CONSIST OF:
Paid in capital (Note 4)	$12,838,522	$45,457,977	$68,663,316
Undistributed (distribution in excess of) net investment income	24,543	155,258	(203,910)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(380,532)	(2,091,604)	(3,161,328)
Net unrealized appreciation (depreciation) on:
Investments	109,878	46,155	4,293,136
Foreign currency	(920)	(3,180)	(4,375)

NET ASSETS	$12,591,491	$43,564,606	$69,586,839

NET ASSET VALUE PER SHARE
Net asset value per share	$31.48	$25.63	$18.81

Shares outstanding (unlimited amount authorized, $0.01 par value)	400,000	1,700,000	3,700,000

COST OF INVESTMENTS:
Unaffiliated issuers	$12,418,954	$43,215,012	$65,149,911
Affiliated issuers	1,446,515	3,753,879	3,569,761

Total cost of investments	$13,865,469	$46,968,891	$68,719,672

Foreign currency, at cost	$55,071	$205,107	$44,800

* Includes investments in securities on loan, at value	$1,435,645	$3,354,290	$2,899,989

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
STATEMENTS OF OPERATIONS
For the Year Ended September 30, 2014

			SPDR EURO						SPDR S&P Emerging
	SPDR STOXX	SPDR EURO	STOXX	SPDR S&P Emerging	SPDR S&P Small Cap Emerging			SPDR S&P Emerging	Markets	SPDR S&P
	Europe	STOXX	Small Cap	Asia Pacific	Asia Pacific	SPDR S&P Russia	SPDR S&P	Markets	Dividend	BRIC
	50 ETF	50 ETF	ETF (1)	ETF	ETF	ETF	China ETF	ETF	ETF	40 ETF

INVESTMENT INCOME
Dividend income on securities of unaffiliated issuers (Note 2)	$12,929,744	$192,397,103	$39,263	$13,969,628	$123,970	$1,050,260	$25,474,348	$6,832,343	$28,365,954	$6,097,750
Dividend income on securities of affiliated issuers (Note 2 and Note 3)	227	2,836	5	549	28	149	418	982	731	296
Affiliated securities lending — net (Note 3 and Note 8)	130,841	6,235,102	—	198,578	4,311	763	1,349,899	90,737	797,488	23,350
Interest income (Note 2)	—	—	—	7,860	—	—	—	1,734	2,566	—
Foreign taxes withheld	(646,569)	(22,969,687)	(4,267)	(1,713,264)	(15,521)	(166,028)	(1,932,212)	(818,415)	(3,388,579)	(742,527)

TOTAL INVESTMENT INCOME (LOSS)	12,414,243	175,665,354	35,001	12,463,351	112,788	885,144	24,892,453	6,107,381	25,778,160	5,378,869

EXPENSES
Advisory fee (Note 3)	645,503	14,737,356	11,709	2,662,145	23,169	147,611	5,020,489	1,328,000	2,984,076	958,670
Trustees’ fees and expenses (Note 3)	3,034	79,613	15	7,368	50	513	15,564	3,953	9,365	3,914
Miscellaneous expenses	4,080	39,445	—	1,297	301	1,307	6,768	3,451	15,549	573

TOTAL EXPENSES	652,617	14,856,414	11,724	2,670,810	23,520	149,431	5,042,821	1,335,404	3,008,990	963,157

NET INVESTMENT INCOME	11,761,626	160,808,940	23,277	9,792,541	89,268	735,713	19,849,632	4,771,977	22,769,170	4,415,712

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	1,679,949	195,221,018	(264,008)	(2,128,742)	355,117	(5,424,869)	11,688,047	(503,500)	(41,884,821)	(7,464,812)
Foreign currency transactions	(15,538)	(677,624)	(1,604)	(152,175)	(8,622)	881	405	(53,055)	(651,931)	(256)
Futures	—	—	—	—	—	—	—	148,868	—	—
Net change in unrealized appreciation (depreciation) on:
Investments in securities of unaffiliated issuers (net of deferred foreign taxes of $0, $0, $0, $926,517, $15,850, $0, $0, $303,326, $158,206, $0, respectively)	(6,709,522)	(110,894,274)	(1,135,563)	34,099,939	(9,083)	779,249	1,939,566	2,444,379	(11,254,473)	767,050
Foreign currency transactions	(47,144)	(281,023)	(269)	(97,092)	(312)	(90)	(4,483)	(30,982)	(40,881)	(967)
Futures	—	—	—	—	—	—	—	(12,033)	—	—

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY TRANSACTIONS AND FUTURES	(5,092,255)	83,368,097	(1,401,444)	31,721,930	337,100	(4,644,829)	13,623,535	1,993,677	(53,832,106)	(6,698,985)

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$6,669,371	$244,177,037	$(1,378,167)	$41,514,471	$426,368	$(3,909,116)	$33,473,167	$6,765,654	$(31,062,936)	$(2,283,273)

(1)	For the period June 4, 2014 (commencement of operations) through September 30, 2014.

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
STATEMENTS OF OPERATIONS (continued)
For the Year Ended September 30, 2014

			SPDR S&P Emerging					SPDR S&P Global
	SPDR S&P Emerging	SPDR S&P Emerging	Middle			SPDR Dow Jones International	SPDR S&P Global	Natural
	Europe	Latin America	East & Africa		SPDR S&P International	Real Estate	Infrastructure	Resources		SPDR MSCI
	ETF	ETF	ETF	SPDR S&P World ex-US ETF	Small Cap ETF	ETF	ETF	ETF	SPDR MSCI ACWI ex-US ETF	ACWI IMI ETF

INVESTMENT INCOME
Dividend income on securities of unaffiliated issuers (Note 2)	$3,195,079	$1,913,981	$1,992,703	$30,640,562	$19,223,425	$187,914,594	$4,099,090	$16,951,798	$21,008,863	$557,689
Dividend income on securities of affiliated issuers (Note 2 and Note 3)	108	97	69	646	1,505	4,538	110	877	545	68
Affiliated securities lending — net (Note 3 and Note 8)	5,102	26,252	37,410	616,868	944,765	1,394,827	68,933	259,564	344,595	9,646
Interest income (Note 2)	—	—	—	1,098	2,453	1,968	—	293	1,201	20
Foreign taxes withheld	(481,382)	(177,793)	(271,616)	(2,150,251)	(1,677,150)	(15,789,388)	(248,413)	(1,211,483)	(1,562,566)	(26,201)

TOTAL INVESTMENT INCOME (LOSS)	2,718,907	1,762,537	1,758,566	29,108,923	18,494,998	173,526,539	3,919,720	16,001,049	19,792,638	541,222

EXPENSES
Advisory fee (Note 3)	476,877	335,938	386,249	2,911,328	4,987,573	26,363,756	400,803	2,111,476	1,869,781	52,844
Trustees’ fees and expenses (Note 3)	1,430	1,106	1,205	14,348	15,229	76,652	1,449	8,514	9,400	189
Miscellaneous expenses	2,555	142	180	9,159	60,729	5,300	3,668	4,624	18,860	40

TOTAL EXPENSES	480,862	337,186	387,634	2,934,835	5,063,531	26,445,708	405,920	2,124,614	1,898,041	53,073

NET INVESTMENT INCOME	2,238,045	1,425,351	1,370,932	26,174,088	13,431,467	147,080,831	3,513,800	13,876,435	17,894,597	488,149

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	(6,269,079)	(5,579,998)	(756,428)	34,457,605	126,837,340	2,509,609	3,622,340	(9,575,950)	6,667,433	2,262
Foreign currency transactions	(16,639)	(7,890)	(20,854)	(42,456)	(545,441)	(500,130)	23,602	(31,610)	(77,380)	(2,672)
Net change in unrealized appreciation (depreciation) on:
Investments in securities of unaffiliated issuers (net of deferred foreign taxes of $0, $0, $0, $0, $0, $226,683, $0, $0, $104,678, $980, respectively)	(5,338,587)	3,397,078	3,301,007	(26,872,549)	(116,710,762)	(22,799,386)	6,768,134	4,102,243	2,153,910	(269,623)
Foreign currency transactions	(13,748)	723	(15,313)	(226,016)	(226,160)	(384,906)	(16,124)	(87,844)	(106,999)	(3,356)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS	(11,638,053)	(2,190,087)	2,508,412	7,316,584	9,354,977	(21,174,813)	10,397,952	(5,593,161)	8,636,964	(273,389)

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(9,400,008)	$(764,736)	$3,879,344	$33,490,672	$22,786,444	$125,906,018	$13,911,752	$8,283,274	$26,531,561	$214,760

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
STATEMENTS OF OPERATIONS (continued)
For the Year Ended September 30, 2014

			SPDR MSCI		SPDR MSCI				SPDR MSCI
			EAFE	SPDR MSCI Emerging	World				Japan
	SPDR MSCI EM	SPDR MSCI EM Beyond	Quality Mix	Markets	Quality Mix	SPDR MSCI Australia	SPDR MSCI Canada	SPDR MSCI Germany	Quality Mix	SPDR MSCI Mexico
	50 ETF	BRIC ETF (1)	ETF (2)	Quality Mix ETF (2)	ETF (2)	Quality Mix ETF (3)	Quality Mix ETF (3)	Quality Mix ETF (3)	ETF (3)	Quality Mix ETF (4)

INVESTMENT INCOME
Dividend income on securities of unaffiliated issuers (Note 2)	$123,036	$97,525	$53,230	$96,282	$44,493	$117,768	$50,779	$8,181	$51,751	$809
Dividend income on securities of affiliated issuers (Note 2 and Note 3)	5	22	1	2	4	—	—	11	3	—
Affiliated securities lending — net (Note 3 and Note 8)	1,017	228	—	—	—	—	—	—	—	—
Interest income (Note 2)	—	—	—	3	—	—	—	—	—	—
Foreign taxes withheld	(16,567)	(13,032)	(2,101)	(12,787)	(1,327)	(1,879)	(7,617)	(1,076)	(5,175)	—

TOTAL INVESTMENT INCOME (LOSS)	107,491	84,743	51,130	83,500	43,170	115,889	43,162	7,116	46,579	809

EXPENSES
Advisory fee (Note 3)	18,567	22,403	5,792	6,020	5,884	5,523	5,482	5,239	5,577	417
Trustees’ fees and expenses (Note 3)	59	56	11	11	11	10	10	10	10	2
Miscellaneous expenses	—	171	—	138	—	—	—	—	—	—

TOTAL EXPENSES	18,626	22,630	5,803	6,169	5,895	5,533	5,492	5,249	5,587	419

NET INVESTMENT INCOME	88,865	62,113	45,327	77,331	37,275	110,356	37,670	1,867	40,992	390

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	411,459	203,373	11	357	72	209	56,994	(4,274)	—	(683)
Foreign currency transactions	(298)	(6,450)	(647)	(12,992)	(845)	(2,132)	(858)	1,078	(382)	(21)
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred foreign taxes of $0, $3,614, $0, $1,165, $0, $0, $0, $0, $0, $0, respectively)	(123,011)	35,353	(312,785)	(110,033)	(37,405)	(515,394)	(29,887)	(640,408)	5,496	(116,798)
Foreign currency transactions	(217)	(258)	(723)	(774)	(297)	(3,159)	(131)	(43)	(363)	4

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS	287,933	232,018	(314,144)	(123,442)	(38,475)	(520,476)	26,118	(643,647)	4,751	(117,498)

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$376,798	$294,131	$(268,817)	$(46,111)	$(1,200)	$(410,120)	$63,788	$(641,780)	$45,743	$(117,108)

(1)	For the period December 4, 2013 (commencement of operations) through September 30, 2014.
(2)	For the period June 4, 2014 (commencement of operations) through September 30, 2014.
(3)	For the period June 11, 2014 (commencement of operations) through September 30, 2014.
(4)	For the period September 16, 2014 (commencement of operations) through September 30, 2014.

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
STATEMENTS OF OPERATIONS (continued)
For the Year Ended September 30, 2014

	SPDR MSCI
	South	SPDR MSCI
	Korea	Spain		SPDR MSCI United			SPDR S&P Global	SPDR S&P International
	Quality Mix	Quality Mix	SPDR MSCI Taiwan	Kingdom	SPDR Russell/Nomura	SPDR Russell/Nomura	Dividend	Dividend	SPDR S&P
	ETF (1)	ETF (2)	Quality Mix ETF (1)	Quality Mix ETF (2)	PRIME Japan ETF	Small Cap Japan ETF	ETF	ETF	International Mid Cap ETF

INVESTMENT INCOME
Dividend income on securities of unaffiliated issuers (Note 2)	$—	$108,451	$89	$67,901	$1,764,264	$1,313,192	$902,760	$82,256,298	$1,520,879
Dividend income on securities of affiliated issuers (Note 2 and Note 3)	—	1	1	4	60	87	23	1,677	62
Affiliated securities lending — net (Note 3 and Note 8)	—	—	—	—	25,109	94,253	27,534	2,716,967	44,514
Interest income (Note 2)	—	—	—	—	—	—	1	58	18
Foreign taxes withheld	—	(6,465)	(18)	(698)	(175,510)	(130,915)	(84,463)	(8,048,525)	(130,304)

TOTAL INVESTMENT INCOME (LOSS)	—	101,987	72	67,207	1,613,923	1,276,617	845,855	76,926,475	1,435,169

EXPENSES
Advisory fee (Note 3)	417	7,402	841	5,442	517,348	438,187	69,604	6,386,385	265,469
Trustees’ fees and expenses (Note 3)	2	13	4	10	2,244	1,616	204	24,953	952
Miscellaneous expenses	—	—	—	—	83	43	236	70,806	2,215

TOTAL EXPENSES	419	7,415	845	5,452	519,675	439,846	70,044	6,482,144	268,636

NET INVESTMENT INCOME (LOSS)	(419)	94,572	(773)	61,755	1,094,248	836,771	775,811	70,444,331	1,166,533

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	(1,151)	(3,929)	—	(48)	5,519,510	1,176,536	291,462	67,798,241	4,355,573
Foreign currency transactions	13,272	(1,007)	9,685	(992)	(32,880)	(30,439)	(5,909)	(779,214)	(9,645)
Net change in unrealized appreciation (depreciation) on:
Investments in securities of unaffiliated issuers (net of deferred foreign taxes of $0, $0, $0, $0, $0, $0, $0, $44,436, $0, respectively)	(157,336)	(849,848)	(225,566)	(351,424)	(3,593,863)	(2,262,347)	(572,837)	(86,734,562)	(4,011,846)
Foreign currency transactions	—	(68)	(21)	(624)	(14,887)	(21,965)	(2,863)	(222,545)	(8,797)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS	(145,215)	(854,852)	(215,902)	(353,088)	1,877,880	(1,138,215)	(290,147)	(19,938,080)	325,285

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(145,634)	$(760,280)	$(216,675)	$(291,333)	$2,972,128	$(301,444)	$485,664	$50,506,251	$1,491,818

(1)	For the period September 16, 2014 (commencement of operations) through September 30, 2014.
(2)	For the period June 11, 2014 (commencement of operations) through September 30, 2014.

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
STATEMENTS OF OPERATIONS (continued)
For the Year Ended September 30, 2014

			SPDR S&P International	SPDR S&P International
			Consumer	Consumer	SPDR S&P International	SPDR S&P International	SPDR S&P International	SPDR S&P International	SPDR S&P International
	SPDR S&P Emerging	SPDR Dow Jones Global	Discretionary	Staples	Energy	Financial	Health	Industrial	Materials
	Markets	Real Estate	Sector	Sector	Sector	Sector	Care Sector	Sector	Sector
	Small Cap ETF	ETF	ETF	ETF	ETF	ETF	ETF	ETF	ETF

INVESTMENT INCOME
Dividend income on securities of unaffiliated issuers (Note 2)	$19,843,179	$40,253,700	$525,753	$1,256,479	$662,394	$391,764	$1,515,230	$704,021	$240,806
Dividend income on securities of affiliated issuers (Note 2 and Note 3)	1,277	1,542	36	43	17	19	23	30	13
Affiliated securities lending — net (Note 3 and Note 8)	1,004,030	260,869	13,197	15,594	16,199	7,162	22,015	13,877	4,294
Interest income (Note 2)	1,429	754	3	5	—	—	—	—	—
Foreign taxes withheld	(2,274,072)	(1,819,771)	(47,131)	(90,544)	(60,311)	(24,910)	(152,803)	(56,174)	(18,516)

TOTAL INVESTMENT INCOME (LOSS)	18,575,843	38,697,094	491,858	1,181,577	618,299	374,035	1,384,465	661,754	226,597

EXPENSES
Advisory fee (Note 3)	4,391,078	5,924,453	104,971	203,753	81,377	50,566	306,605	123,593	45,867
Trustees’ fees and expenses (Note 3)	13,225	19,467	387	705	250	153	1,121	374	169
Miscellaneous expenses	6,207	390	602	429	224	642	426	1,650	1,387

TOTAL EXPENSES	4,410,510	5,944,310	105,960	204,887	81,851	51,361	308,152	125,617	47,423

NET INVESTMENT INCOME	14,165,333	32,752,784	385,898	976,690	536,448	322,674	1,076,313	536,137	179,174

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	5,318,824	15,344,618	1,703,224	14,426	76,525	438,597	4,563,997	200,655	(801,978)
Foreign currency transactions	(492,048)	(72,139)	1,481	(773)	(5,856)	(7,175)	(9,524)	(6,647)	(2,106)
Net change in unrealized appreciation (depreciation) on:
Investments in securities of unaffiliated issuers (net of deferred foreign taxes of $720,940, $24,010, $0, $0, $0, $0, $0, $0, $0, respectively)	24,321,227	25,672,966	(2,222,831)	(146,586)	(513,112)	(437,268)	5,025,047	(388,058)	383,659
Foreign currency transactions	(32,307)	(47,377)	(5,853)	(14,441)	(2,811)	(3,141)	(19,575)	(2,252)	(1,867)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS	29,115,696	40,898,068	(523,979)	(147,374)	(445,254)	(8,987)	9,559,945	(196,302)	(422,292)

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$43,281,029	$73,650,852	$(138,081)	$829,316	$91,194	$313,687	$10,636,258	$339,835	$(243,118)

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
STATEMENTS OF OPERATIONS (continued)
For the Year Ended September 30, 2014

	SPDR S&P International	SPDR S&P International	SPDR S&P International
	Technology	Telecommunications	Utilities
	Sector	Sector	Sector
	ETF	ETF	ETF

INVESTMENT INCOME
Dividend income on securities of unaffiliated issuers (Note 2)	$219,557	$4,470,160	$2,669,763
Dividend income on securities of affiliated issuers (Note 2 and Note 3)	14	95	49
Affiliated securities lending — net (Note 3 and Note 8)	9,977	26,051	56,243
Interest income (Note 2)	3	—	—
Foreign taxes withheld	(27,652)	(116,140)	(231,450)

TOTAL INVESTMENT INCOME (LOSS)	201,899	4,380,166	2,494,605

EXPENSES
Advisory fee (Note 3)	65,895	181,777	300,335
Trustees’ fees and expenses (Note 3)	232	645	887
Miscellaneous expenses	3,911	3,578	1,608

TOTAL EXPENSES	70,038	186,000	302,830

NET INVESTMENT INCOME	131,861	4,194,166	2,191,775

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	497,478	1,162,528	(1,879,283)
Foreign currency transactions	(1,310)	(5,021)	(9,519)
Net change in unrealized appreciation (depreciation) on:
Investments	202,026	(3,463,382)	4,579,023
Foreign currency transactions	(1,583)	(6,559)	(7,038)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS	696,611	(2,312,434)	2,683,183

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$828,472	$1,881,732	$4,874,958

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR STOXX Europe 50 ETF		SPDR EURO STOXX 50 ETF		SPDR EURO STOXX Small Cap ETF	SPDR S&P Emerging Asia Pacific ETF		SPDR S&P Small Cap Emerging Asia Pacific ETF
					For the Period
	Year Ended	Year Ended	Year Ended	Year Ended	6/4/14*-	Year Ended	Year Ended	Year Ended	Year Ended
	9/30/14	9/30/13	9/30/14	9/30/13	9/30/14	9/30/14	9/30/13	9/30/14	9/30/13

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$11,761,626	$2,065,194	$160,808,940	$66,149,755	$23,277	$9,792,541	$9,202,331	$89,268	$44,677
Net realized gain (loss) on investments and foreign currency transactions	1,664,411	(3,104,716)	194,543,394	(30,134,141)	(265,612)	(2,280,917)	3,609,244	346,495	136,349
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(6,756,666)	12,036,292	(111,175,297)	444,839,498	(1,135,832)	34,002,847	7,175,933	(9,395)	2,458

Net increase (decrease) in net assets resulting from operations	6,669,371	10,996,770	244,177,037	480,855,112	(1,378,167)	41,514,471	19,987,508	426,368	183,484

Net equalization credits and charges (Note 2)	660,097	223,606	6,844,538	7,095,433	—	—	—	—	—

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(12,279,995)	(2,238,311)	(165,590,424)	(70,388,040)	(16,160)	(6,695,981)	(9,689,381)	(80,566)	(82,790)
Net realized gains	—	—	—	—	—	—	—	(134,560)	(159,902)

Total distributions to shareholders	(12,279,995)	(2,238,311)	(165,590,424)	(70,388,040)	(16,160)	(6,695,981)	(9,689,381)	(215,126)	(242,692)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	178,982,848	62,852,261	2,213,989,332	1,969,784,076	8,982,073	283,492,388	136,076,085	4,080,415	—
Cost of shares redeemed	(21,062,047)	—	(628,350,417)	(88,807,992)	—	(30,276,644)	(136,683,349)	(2,099,326)	—
Net income equalization (Note 2)	(660,097)	(223,606)	(6,844,538)	(7,095,433)	—	—	—	—	—
Other capital (Note 4)	—	—	—	—	—	—	—	24,796	—

Net increase (decrease) in net assets from beneficial interest transactions	157,260,704	62,628,655	1,578,794,377	1,873,880,651	8,982,073	253,215,744	(607,264)	2,005,885	—

Voluntary contribution from Adviser	—	—	—	—	9,863	—	—	—	—

Net increase (decrease) in net assets during the year	152,310,177	71,610,720	1,664,225,528	2,291,443,156	7,597,609	288,034,234	9,690,863	2,217,127	(59,208)
Net assets at beginning of year	109,419,370	37,808,650	3,285,262,734	993,819,578	—	399,460,170	389,769,307	2,161,998	2,221,206

NET ASSETS END OF YEAR (1)	$261,729,547	$109,419,370	$4,949,488,262	$3,285,262,734	$7,597,609	$687,494,404	$399,460,170	$4,379,125	$2,161,998

SHARES OF BENEFICIAL INTEREST:
Shares sold	4,650,000	1,800,000	53,800,000	56,150,000	150,000	3,300,000	1,800,000	100,000	—
Shares redeemed	(550,000)	—	(15,400,000)	(2,550,000)	—	(400,000)	(1,800,000)	(50,000)	—

Net increase (decrease)	4,100,000	1,800,000	38,400,000	53,600,000	150,000	2,900,000	—	50,000	—

(1) Including undistributed (distribution in excess of) net investment income	$(641,120)	$(107,213)	$(10,493,081)	$(7,250,958)	$5,569	$6,281,108	$3,576,922	$9,306	$40,569

*	Commencement of operations.

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR S&P Russia ETF		SPDR S&P China ETF		SPDR S&P Emerging Markets ETF		SPDR S&P Emerging Markets Dividend ETF		SPDR S&P BRIC 40 ETF
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	9/30/14	9/30/13	9/30/14	9/30/13	9/30/14	9/30/13	9/30/14	9/30/13	9/30/14	9/30/13

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$735,713	$891,023	$19,849,632	$22,727,557	$4,771,977	$4,195,721	$22,769,170	$25,849,239	$4,415,712	$6,782,458
Net realized gain (loss) on investments, foreign currency transactions and futures	(5,423,988)	(1,344,590)	11,688,452	18,816,625	(407,687)	3,401,931	(42,536,752)	(36,129,078)	(7,465,068)	(1,311,787)
Net change in unrealized appreciation (depreciation) on investments, foreign currency transactions and futures	779,159	77,537	1,935,083	68,099,951	2,401,364	(7,859,196)	(11,295,354)	(20,200,185)	766,083	4,799,748

Net increase (decrease) in net assets resulting from operations	(3,909,116)	(376,030)	33,473,167	109,644,133	6,765,654	(261,544)	(31,062,936)	(30,480,024)	(2,283,273)	10,270,419

Net equalization credits and charges (Note 2)	—	—	—	—	—	—	529,331	915,330	—	—

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(447,722)	(1,635,671)	(16,237,703)	(22,082,234)	(3,629,968)	(4,153,364)	(21,592,591)	(25,279,698)	(3,386,072)	(8,143,671)

Total distributions to shareholders	(447,722)	(1,635,671)	(16,237,703)	(22,082,234)	(3,629,968)	(4,153,364)	(21,592,591)	(25,279,698)	(3,386,072)	(8,143,671)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	18,178,584	8,112,863	233,346,479	388,373,083	135,365,420	110,762,999	53,666,361	310,124,018	29,041,852	28,801,793
Cost of shares redeemed	(21,950,727)	(14,799,855)	(200,601,610)	(337,502,530)	(42,628,055)	(82,959,082)	(48,575,340)	(17,752,518)	(115,150,730)	(79,812,083)
Net income equalization (Note 2)	—	—	—	—	—	—	(529,331)	(915,330)	—	—
Other capital (Note 4)	—	—	1,657	4,199	—	—	130,332	523,932	—	—

Net increase (decrease) in net assets from beneficial interest transactions	(3,772,143)	(6,686,992)	32,746,526	50,874,752	92,737,365	27,803,917	4,692,022	291,980,102	(86,108,878)	(51,010,290)

Net increase (decrease) in net assets during the year	(8,128,981)	(8,698,693)	49,981,990	138,436,651	95,873,051	23,389,009	(47,434,174)	237,135,710	(91,778,223)	(48,883,542)
Net assets at beginning of year	31,263,979	39,962,672	897,622,611	759,185,960	189,411,510	166,022,501	538,651,170	301,515,460	247,440,681	296,324,223

NET ASSETS END OF YEAR (1)	$23,134,998	$31,263,979	$947,604,601	$897,622,611	$285,284,561	$189,411,510	$491,216,996	$538,651,170	$155,662,458	$247,440,681

SHARES OF BENEFICIAL INTEREST:
Shares sold	750,000	300,000	3,000,000	5,400,000	2,000,000	1,700,000	1,350,000	6,900,000	1,200,000	1,200,000
Shares redeemed	(850,000)	(550,000)	(2,700,000)	(4,900,000)	(700,000)	(1,300,000)	(1,300,000)	(450,000)	(5,100,000)	(3,500,000)

Net increase (decrease)	(100,000)	(250,000)	300,000	500,000	1,300,000	400,000	50,000	6,450,000	(3,900,000)	(2,300,000)

(1) Including undistributed (distribution in excess of) net investment income	$544,584	$176,955	$9,007,139	$5,299,506	$2,390,552	$1,289,206	$(1,282,865)	$(1,642,479)	$2,149,733	$1,102,194

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (continued)

							SPDR S&P World
	SPDR S&P Emerging Europe ETF		SPDR S&P Emerging Latin America ETF		SPDR S&P Emerging Middle East & Africa ETF		ex-US ETF		SPDR S&P International Small Cap ETF
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	9/30/14	9/30/13	9/30/14	9/30/13	9/30/14	9/30/13	9/30/14	9/30/13	9/30/14	9/30/13

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,238,045	$2,078,172	$1,425,351	$2,339,805	$1,370,932	$1,770,721	$26,174,088	$15,349,823	$13,431,467	$16,269,854
Net realized gain (loss) on investments and foreign currency transactions	(6,285,718)	(2,334,901)	(5,587,888)	(8,592,846)	(777,282)	(125,742)	34,415,149	893,089	126,291,899	1,499,253
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(5,352,335)	744,377	3,397,801	(1,962,558)	3,285,694	(3,940,186)	(27,098,565)	83,415,887	(116,936,922)	131,358,676

Net increase (decrease) in net assets resulting from operations	(9,400,008)	487,648	(764,736)	(8,215,599)	3,879,344	(2,295,207)	33,490,672	99,658,799	22,786,444	149,127,783

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(1,481,279)	(3,277,881)	(1,382,090)	(2,132,567)	(1,674,967)	(1,967,723)	(24,777,954)	(14,411,748)	(23,935,017)	(17,144,709)

Total distributions to shareholders	(1,481,279)	(3,277,881)	(1,382,090)	(2,132,567)	(1,674,967)	(1,967,723)	(24,777,954)	(14,411,748)	(23,935,017)	(17,144,709)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	23,596,442	17,309,678	—	15,218,912	—	—	207,812,677	197,451,754	61,081,608	74,024,552
Cost of shares redeemed	(22,335,414)	(24,673,060)	(19,219,737)	(48,350,490)	(6,598,281)	(20,188,372)	(79,837,317)	(5,225,766)	(81,085,368)	(71,216,675)

Net increase (decrease) in net assets from beneficial interest transactions	1,261,028	(7,363,382)	(19,219,737)	(33,131,578)	(6,598,281)	(20,188,372)	127,975,360	192,225,988	(20,003,760)	2,807,877

Net increase (decrease) in net assets during the year	(9,620,259)	(10,153,615)	(21,366,563)	(43,479,744)	(4,393,904)	(24,451,302)	136,688,078	277,473,039	(21,152,333)	134,790,951
Net assets at beginning of year	76,485,438	86,639,053	70,575,035	114,054,779	67,534,766	91,986,068	688,755,349	411,282,310	813,871,210	679,080,259

NET ASSETS END OF YEAR (1)	$66,865,179	$76,485,438	$49,208,472	$70,575,035	$63,140,862	$67,534,766	$825,443,427	$688,755,349	$792,718,877	$813,871,210

SHARES OF BENEFICIAL INTEREST:
Shares sold	600,000	400,000	—	200,000	—	—	7,200,000	7,600,000	1,800,000	2,500,000
Shares redeemed	(600,000)	(600,000)	(300,000)	(700,000)	(100,000)	(300,000)	(2,800,000)	(200,000)	(2,400,000)	(2,400,000)

Net increase (decrease)	—	(200,000)	(300,000)	(500,000)	(100,000)	(300,000)	4,400,000	7,400,000	(600,000)	100,000

(1) Including undistributed (distribution in excess of) net investment income	$1,196,687	$452,011	$223,053	$187,682	$441,064	$609,789	$5,408,856	$3,473,984	$1,749,229	$7,402,345

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (continued)

							SPDR MSCI ACWI
	SPDR Dow Jones International Real Estate ETF		SPDR S&P Global Infrastructure ETF		SPDR S&P Global Natural Resources ETF		ex-US ETF		SPDR MSCI ACWI IMI ETF
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	9/30/14	9/30/13	9/30/14	9/30/13	9/30/14	9/30/13	9/30/14	9/30/13	9/30/14	9/30/13

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$147,080,831	$114,781,571	$3,513,800	$2,934,040	$13,876,435	$12,286,558	$17,894,597	$11,548,310	$488,149	$129,583
Net realized gain (loss) on investments and foreign currency transactions	2,009,479	(30,255,937)	3,645,942	(4,441,135)	(9,607,560)	(24,439,105)	6,590,053	2,319,544	(410)	7,748
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(23,184,292)	356,953,647	6,752,010	9,028,871	4,014,399	(8,661,313)	2,046,911	49,130,646	(272,979)	807,958

Net increase (decrease) in net assets resulting from operations	125,906,018	441,479,281	13,911,752	7,521,776	8,283,274	(20,813,860)	26,531,561	62,998,500	214,760	945,289

Net equalization credits and charges (Note 2)	(6,049,389)	1,545,942	—	—	—	—	—	—	—	—

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(207,509,734)	(229,349,200)	(3,517,695)	(2,633,933)	(12,447,584)	(11,695,276)	(16,800,571)	(12,088,605)	(241,004)	(127,566)
Net realized gains	—	—	—	—	—	—	—	—	(8,630)	(1,624)

Total distributions to shareholders	(207,509,734)	(229,349,200)	(3,517,695)	(2,633,933)	(12,447,584)	(11,695,276)	(16,800,571)	(12,088,605)	(249,634)	(129,190)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	1,012,403,593	836,455,196	74,978,089	36,254,564	230,193,788	267,091,861	93,043,547	103,437,802	51,648,206	—
Cost of shares redeemed	(73,642,653)	(139,344,175)	(25,255,803)	(25,303,251)	(38,175,395)	(241,671,614)	(21,105,047)	(44,741,128)	—	—
Net income equalization (Note 2)	6,049,389	(1,545,942)	—	—	—	—	—	—	—	—

Net increase (decrease) in net assets from beneficial interest transactions	944,810,329	695,565,079	49,722,286	10,951,313	192,018,393	25,420,247	71,938,500	58,696,674	51,648,206	—

Net increase (decrease) in net assets during the year	857,157,224	909,241,102	60,116,343	15,839,156	187,854,083	(7,088,889)	81,669,490	109,606,569	51,613,332	816,099
Net assets at beginning of year	4,045,899,054	3,136,657,952	52,216,720	36,377,564	407,762,883	414,851,772	493,824,345	384,217,776	5,820,332	5,004,233

NET ASSETS END OF YEAR (1)	$4,903,056,278	$4,045,899,054	$112,333,063	$52,216,720	$595,616,966	$407,762,883	$575,493,835	$493,824,345	$57,433,664	$5,820,332

SHARES OF BENEFICIAL INTEREST:
Shares sold	23,500,000	19,900,000	1,600,000	900,000	4,600,000	5,300,000	2,600,000	3,200,000	800,000	—
Shares redeemed	(1,800,000)	(3,400,000)	(500,000)	(600,000)	(750,000)	(5,050,000)	(600,000)	(1,400,000)	—	—

Net increase (decrease)	21,700,000	16,500,000	1,100,000	300,000	3,850,000	250,000	2,000,000	1,800,000	800,000	—

(1) Including undistributed (distribution in excess of) net investment income	$(184,040,107)	$(134,416,995)	$728,410	$708,703	$3,721,420	$2,887,492	$3,964,780	$2,784,587	$274,250	$31,067

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR MSCI EM 50 ETF		SPDR MSCI EM Beyond BRIC ETF	SPDR MSCI EAFE Quality Mix ETF	SPDR MSCI Emerging Markets Quality Mix ETF	SPDR MSCI World Quality Mix ETF	SPDR MSCI Australia Quality Mix ETF	SPDR MSCI Canada Quality Mix ETF	SPDR MSCI Germany Quality Mix ETF	SPDR MSCI Japan Quality Mix ETF
			For the Period	For the Period	For the Period	For the Period	For the Period	For the Period	For the Period	For the Period
	Year Ended	Year Ended	12/4/13*-	6/4/14*-	6/4/14*-	6/4/14*-	6/11/14*-	6/11/14*-	6/11/14*-	6/11/14*-
	9/30/14	9/30/13	9/30/14	9/30/14	9/30/14	9/30/14	9/30/14	9/30/14	9/30/14	9/30/14

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$88,865	$48,863	$62,113	$45,327	$77,331	$37,275	$110,356	$37,670	$1,867	$40,992
Net realized gain (loss) on investments and foreign currency transactions	411,161	(157,887)	196,923	(636)	(12,635)	(773)	(1,923)	56,136	(3,196)	(382)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(123,228)	188,934	35,095	(313,508)	(110,807)	(37,702)	(518,553)	(30,018)	(640,451)	5,133

Net increase (decrease) in net assets resulting from operations	376,798	79,910	294,131	(268,817)	(46,111)	(1,200)	(410,120)	63,788	(641,780)	45,743

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(55,039)	(73,259)	(29,342)	(3,253)	(1,381)	(4,196)	—	(2,368)	(344)	—

Total distributions to shareholders	(55,039)	(73,259)	(29,342)	(3,253)	(1,381)	(4,196)	—	(2,368)	(344)	—

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	2,311,108	—	8,954,559	6,000,000	6,000,000	6,000,000	6,000,000	6,000,000	6,000,000	6,000,000
Cost of shares redeemed	(2,583,320)	(2,381,988)	(6,112,475)	—	—	—	—	(3,070,323)	—	—
Other capital (Note 4)	—	—	—	—	6,120	—	—	—	—	—

Net increase (decrease) in net assets from beneficial interest transactions	(272,212)	(2,381,988)	2,842,084	6,000,000	6,006,120	6,000,000	6,000,000	2,929,677	6,000,000	6,000,000

Net increase (decrease) in net assets during the year	49,547	(2,375,337)	3,106,873	5,727,930	5,958,628	5,994,604	5,589,880	2,991,097	5,357,876	6,045,743
Net assets at beginning of year	2,355,207	4,730,544	—	—	—	—	—	—	—	—

NET ASSETS END OF YEAR (1)	$2,404,754	$2,355,207	$3,106,873	$5,727,930	$5,958,628	$5,994,604	$5,589,880	$2,991,097	$5,357,876	$6,045,743

SHARES OF BENEFICIAL INTEREST:
Shares sold	50,000	—	150,000	100,000	100,000	100,000	100,000	100,000	100,000	100,000
Shares redeemed	(50,000)	(50,000)	(100,000)	—	—	—	—	(50,000)	—	—

Net increase (decrease)	—	(50,000)	50,000	100,000	100,000	100,000	100,000	50,000	100,000	100,000

(1) Including undistributed (distribution in excess of) net investment income	$45,414	$11,886	$31,687	$41,430	$62,958	$32,234	$108,408	$39,368	$2,601	$40,610

*	Commencement of operations.

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR MSCI Mexico Quality Mix ETF	SPDR MSCI South Korea Quality Mix ETF	SPDR MSCI Spain Quality Mix ETF	SPDR MSCI Taiwan Quality Mix ETF	SPDR MSCI United Kingdom Quality Mix ETF	SPDR Russell/Nomura PRIME Japan ETF		SPDR Russell/Nomura Small Cap Japan ETF
	For the Period	For the Period	For the Period	For the Period	For the Period
	9/16/14*-	9/16/14*-	6/11/14*-	9/16/14*-	6/11/14*-	Year Ended	Year Ended	Year Ended	Year Ended
	9/30/14	9/30/14	9/30/14	9/30/14	9/30/14	9/30/14	9/30/13	9/30/14	9/30/13

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$390	$(419)	$94,572	$(773)	$61,755	$1,094,248	$867,579	$836,771	$1,043,072
Net realized gain (loss) on investments and foreign currency transactions	(704)	12,121	(4,936)	9,685	(1,040)	5,486,630	1,549,010	1,146,097	(215,566)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(116,794)	(157,336)	(849,916)	(225,587)	(352,048)	(3,608,750)	3,253,088	(2,284,312)	15,230,408

Net increase (decrease) in net assets resulting from operations	(117,108)	(145,634)	(760,280)	(216,675)	(291,333)	2,972,128	5,669,677	(301,444)	16,057,914

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	(5,821)	—	(610)	(1,581,813)	(236,411)	(2,287,511)	(1,106,374)

Total distributions to shareholders	—	—	(5,821)	—	(610)	(1,581,813)	(236,411)	(2,287,511)	(1,106,374)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	3,000,000	3,000,000	9,023,738	6,000,000	6,000,000	18,324,183	115,432,782	—	31,587,380
Cost of shares redeemed	—	—	—	—	—	(119,503,938)	(8,181,550)	(22,266,802)	(13,495,806)

Net increase (decrease) in net assets from beneficial interest transactions	3,000,000	3,000,000	9,023,738	6,000,000	6,000,000	(101,179,755)	107,251,232	(22,266,802)	18,091,574

Net increase (decrease) in net assets during the year	2,882,892	2,854,366	8,257,637	5,783,325	5,708,057	(99,789,440)	112,684,498	(24,855,757)	33,043,114
Net assets at beginning of year	—	—	—	—	—	126,911,109	14,226,611	97,606,393	64,563,279

NET ASSETS END OF YEAR (1)	$2,882,892	$2,854,366	$8,257,637	$5,783,325	$5,708,057	$27,121,669	$126,911,109	$72,750,636	$97,606,393

SHARES OF BENEFICIAL INTEREST:
Shares sold	100,000	100,000	150,000	100,000	100,000	400,000	2,600,000	—	650,000
Shares redeemed	—	—	—	—	—	(2,600,000)	(200,000)	(450,000)	(300,000)

Net increase (decrease)	100,000	100,000	150,000	100,000	100,000	(2,200,000)	2,400,000	(450,000)	350,000

(1) Including undistributed (distribution in excess of) net investment income	$369	$12,853	$87,744	$8,912	$60,153	$699,387	$790,129	$(343,891)	$573,482

*	Commencement of operations.

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR S&P Global Dividend ETF		SPDR S&P International Dividend ETF		SPDR S&P International Mid Cap ETF		SPDR S&P Emerging Markets Small Cap ETF		SPDR Dow Jones Global Real Estate ETF
		For the Period
	Year Ended	5/29/13*-	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	9/30/14	9/30/13	9/30/14	9/30/13	9/30/14	9/30/13	9/30/14	9/30/13	9/30/14	9/30/13

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$775,811	$75,772	$70,444,331	$86,637,668	$1,166,533	$840,610	$14,165,333	$17,739,188	$32,752,784	$22,926,192
Net realized gain (loss) on investments and foreign currency transactions	285,553	26,573	67,019,027	(46,935,898)	4,345,928	3,777,828	4,826,776	6,623,290	15,272,479	33,827,386
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(575,700)	275,735	(86,957,107)	63,058,089	(4,020,643)	3,397,191	24,288,920	25,258,618	25,625,589	(10,972,036)

Net increase in net assets resulting from operations	485,664	378,080	50,506,251	102,759,859	1,491,818	8,015,629	43,281,029	49,621,096	73,650,852	45,781,542

Net equalization credits and charges (Note 2)	15,686	1,376	871,464	(6,819)	—	—	—	—	1,802,684	2,059,831

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(774,129)	(62,806)	(71,478,207)	(85,860,472)	(1,269,253)	(911,027)	(15,106,089)	(20,055,509)	(40,259,506)	(36,887,834)
Net realized gains	—	—	—	—	(3,056,290)	(80,604)	—	—	—	—

Total distributions to shareholders	(774,129)	(62,806)	(71,478,207)	(85,860,472)	(4,325,543)	(991,631)	(15,106,089)	(20,055,509)	(40,259,506)	(36,887,834)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	19,989,175	9,183,687	251,950,147	426,274,114	26,880,442	7,543,422	—	—	486,791,879	545,280,932
Cost of shares redeemed	—	—	(85,690,252)	(138,869,357)	—	(4,161,271)	(220,214,602)	(166,152,320)	(50,428,622)	(94,273,434)
Net income equalization (Note 2)	(15,686)	(1,376)	(871,464)	6,819	—	—	—	—	(1,802,684)	(2,059,831)
Other capital (Note 4)	—	—	—	—	—	—	655,796	606,781	(164)	—

Net increase (decrease) in net assets from beneficial interest transactions	19,973,489	9,182,311	165,388,431	287,411,576	26,880,442	3,382,151	(219,558,806)	(165,545,539)	434,560,409	448,947,667

Net increase (decrease) in net assets during the year	19,700,710	9,498,961	145,287,939	304,304,144	24,046,717	10,406,149	(191,383,866)	(135,979,952)	469,754,439	459,901,206
Net assets at beginning of year	9,498,961	—	1,304,825,996	1,000,521,852	46,399,445	35,993,296	761,466,052	897,446,004	1,003,377,390	543,476,184

NET ASSETS END OF YEAR (1)	$29,199,671	$9,498,961	$1,450,113,935	$1,304,825,996	$70,446,162	$46,399,445	$570,082,186	$761,466,052	$1,473,131,829	$1,003,377,390

SHARES OF BENEFICIAL INTEREST:
Shares sold	300,000	150,000	5,100,000	8,900,000	800,000	250,000	—	—	10,700,000	12,600,000
Shares redeemed	—	—	(1,800,000)	(3,000,000)	—	(150,000)	(4,700,000)	(3,700,000)	(1,200,000)	(2,200,000)

Net increase (decrease)	300,000	150,000	3,300,000	5,900,000	800,000	100,000	(4,700,000)	(3,700,000)	9,500,000	10,400,000

(1) Including undistributed (distribution in excess of) net investment income	$35,341	$13,226	$5,786,377	$3,946,190	$581,581	$449,668	$7,866,973	$9,096,769	$(19,484,396)	$(14,482,696)

*	Commencement of operations.

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR S&P International Consumer Discretionary Sector ETF		SPDR S&P International Consumer Staples Sector ETF		SPDR S&P International Energy Sector ETF		SPDR S&P International Financial Sector ETF		SPDR S&P International Health Care Sector ETF
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	9/30/14	9/30/13	9/30/14	9/30/13	9/30/14	9/30/13	9/30/14	9/30/13	9/30/14	9/30/13

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$385,898	$214,116	$976,690	$722,469	$536,448	$379,278	$322,674	$226,169	$1,076,313	$833,299
Net realized gain (loss) on investments and foreign currency transactions	1,704,705	23,699	13,653	34,691	70,669	(27,685)	431,422	234,629	4,554,473	(280,401)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(2,228,684)	3,230,754	(161,027)	2,840,955	(515,923)	(47,514)	(440,409)	921,583	5,005,472	6,850,211

Net increase (decrease) in net assets resulting from operations	(138,081)	3,468,569	829,316	3,598,115	91,194	304,079	313,687	1,382,381	10,636,258	7,403,109

Net equalization credits and charges (Note 2)	(4,040)	(5,822)	42,871	28,146	31,461	12,017	(81,523)	(36,364)	25,355	80,293

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(441,020)	(184,061)	(1,023,722)	(749,704)	(554,858)	(383,819)	(339,282)	(222,351)	(1,109,173)	(880,788)

Total distributions to shareholders	(441,020)	(184,061)	(1,023,722)	(749,704)	(554,858)	(383,819)	(339,282)	(222,351)	(1,109,173)	(880,788)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	5,846,832	10,162,220	6,105,682	15,107,484	8,581,829	1,225,170	6,700,984	3,890,337	9,716,923	25,833,615
Cost of shares redeemed	(5,839,099)	—	—	—	(1,340,943)	—	(2,279,644)	(2,056,618)	(13,598,412)	—
Net income equalization (Note 2)	4,040	5,822	(42,871)	(28,146)	(31,461)	(12,017)	81,523	36,364	(25,355)	(80,293)

Net increase (decrease) in net assets from beneficial interest transactions	11,773	10,168,042	6,062,811	15,079,338	7,209,425	1,213,153	4,502,863	1,870,083	(3,906,844)	25,753,322

Net increase (decrease) in net assets during the year	(571,368)	13,446,728	5,911,276	17,955,895	6,777,222	1,145,430	4,395,745	2,993,749	5,645,596	32,355,936
Net assets at beginning of year	18,975,943	5,529,215	36,941,499	18,985,604	12,534,798	11,389,368	6,527,758	3,534,009	60,479,075	28,123,139

NET ASSETS END OF YEAR (1)	$18,404,575	$18,975,943	$42,852,775	$36,941,499	$19,312,020	$12,534,798	$10,923,503	$6,527,758	$66,124,671	$60,479,075

SHARES OF BENEFICIAL INTEREST:
Shares sold	150,000	300,000	150,000	400,000	300,000	50,000	300,000	200,000	200,000	650,000
Shares redeemed	(150,000)	—	—	—	(50,000)	—	(100,000)	(100,000)	(300,000)	—

Net increase (decrease)	—	300,000	150,000	400,000	250,000	50,000	200,000	100,000	(100,000)	650,000

(1) Including undistributed (distribution in excess of) net investment income	$60,828	$100,029	$(74,898)	$(27,093)	$1,660	$23,087	$130,491	$112,024	$28,846	$47,578

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR S&P International Industrial Sector ETF		SPDR S&P International Materials Sector ETF		SPDR S&P International Technology Sector ETF		SPDR S&P International Telecommunications Sector ETF		SPDR S&P International Utilities Sector ETF
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	9/30/14	9/30/13	9/30/14	9/30/13	9/30/14	9/30/13	9/30/14	9/30/13	9/30/14	9/30/13

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$536,137	$228,261	$179,174	$186,627	$131,861	$150,548	$4,194,166	$1,260,122	$2,191,775	$1,089,380
Net realized gain (loss) on investments and foreign currency transactions	194,008	(514,208)	(804,084)	(619,920)	496,168	1,132,665	1,157,507	377,703	(1,888,802)	(379,068)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(390,310)	2,548,643	381,792	627,096	200,443	1,614,993	(3,469,941)	5,064,981	4,571,985	3,303,560

Net increase (decrease) in net assets resulting from operations	339,835	2,262,696	(243,118)	193,803	828,472	2,898,206	1,881,732	6,702,806	4,874,958	4,013,872

Net equalization credits and charges (Note 2)	(55,237)	(75,203)	(453)	(2,855)	(1,072)	(30,814)	(133,997)	8,672	63,992	97,264

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(544,065)	(221,282)	(262,845)	(186,670)	(206,790)	(126,851)	(4,048,039)	(1,278,960)	(2,223,595)	(1,256,520)

Total distributions to shareholders	(544,065)	(221,282)	(262,845)	(186,670)	(206,790)	(126,851)	(4,048,039)	(1,278,960)	(2,223,595)	(1,256,520)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	12,363,293	5,552,523	—	—	1,543,488	4,036,324	20,600,179	7,986,601	27,067,122	11,707,886
Cost of shares redeemed	(1,574,953)	(2,489,084)	(1,223,889)	(2,516,666)	(1,580,716)	(5,681,307)	(8,487,193)	(4,890,654)	—	—
Net income equalization (Note 2)	55,237	75,203	453	2,855	1,072	30,814	133,997	(8,672)	(63,992)	(97,264)

Net increase (decrease) in net assets from beneficial interest transactions	10,843,577	3,138,642	(1,223,436)	(2,513,811)	(36,156)	(1,614,169)	12,246,983	3,087,275	27,003,130	11,610,622

Net increase (decrease) in net assets during the year	10,584,110	5,104,853	(1,729,852)	(2,509,533)	584,454	1,126,372	9,946,679	8,519,793	29,718,485	14,465,238
Net assets at beginning of year	13,739,745	8,634,892	9,332,891	11,842,424	12,007,037	10,880,665	33,617,927	25,098,134	39,868,354	25,403,116

NET ASSETS END OF YEAR (1)	$24,323,855	$13,739,745	$7,603,039	$9,332,891	$12,591,491	$12,007,037	$43,564,606	$33,617,927	$69,586,839	$39,868,354

SHARES OF BENEFICIAL INTEREST:
Shares sold	400,000	200,000	—	—	50,000	150,000	750,000	350,000	1,450,000	700,000
Shares redeemed	(50,000)	(100,000)	(50,000)	(100,000)	(50,000)	(200,000)	(300,000)	(200,000)	—	—

Net increase (decrease)	350,000	100,000	(50,000)	(100,000)	—	(50,000)	450,000	150,000	1,450,000	700,000

(1) Including undistributed (distribution in excess of) net investment income	$105,745	$117,992	$10,394	$95,475	$24,543	$93,663	$155,258	$14,152	$(203,910)	$(162,572)

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

															SPDR
															EURO
															STOXX
	SPDR STOXX Europe 50 ETF							SPDR EURO STOXX 50 ETF							Small Cap ETF
															For the
															Period
	Year Ended		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended		Year Ended	Year Ended		Year Ended	6/4/14*-
	9/30/14		9/30/13		9/30/12	9/30/11	9/30/10	9/30/14	9/30/13		9/30/12	9/30/11		9/30/10	9/30/14

Net asset value, beginning of period	$36.47		$31.50		$28.26	$33.39	$35.31	$38.33	$30.96		$28.72	$36.90		$41.34	$60.00

Income (loss) from investment operations:
Net investment income (loss) (1)	2.03	(2)	1.19		1.25	1.23	1.02	1.32	1.19		1.42	1.63		1.13	0.16
Net realized and unrealized gain (loss) (3)	0.22		4.84		3.21	(4.73)	(1.95)	1.46	7.19		1.77	(8.23)		(4.47)	(9.47)

Total from investment operations	2.25		6.03		4.46	(3.50)	(0.93)	2.78	8.38		3.19	(6.60)		(3.34)	(9.31)

Net equalization credits and charges (1)	0.11		0.13		0.04	(0.03)	0.06	0.06	0.13		0.35	(0.00	)(4)	0.10	—

Other capital	—		—		—	—	—	—	—		—	—		—	—

Distributions to shareholders from:
Net investment income	(1.97)		(1.19)		(1.26)	(1.60)	(1.05)	(1.29)	(1.14)		(1.30)	(1.58)		(1.20)	(0.11)

Total distributions	(1.97)		(1.19)		(1.26)	(1.60)	(1.05)	(1.29)	(1.14)		(1.30)	(1.58)		(1.20)	(0.11)

Voluntary contribution from Adviser	—		—		—	—	—	—	—		—	—		—	0.07

Net asset value, end of period	$36.86		$36.47		$31.50	$28.26	$33.39	$39.88	$38.33		$30.96	$28.72		$36.90	$50.65

Total return (6)	6.33	%(2)	19.94	%(5)	16.25%	(11.37)%	(2.52)%	7.20%	28.10	%(5)	12.90%	(18.88)%		(7.48)%	(15.43	)%(7)
Net assets, end of period (in 000’s)	$261,730		$109,419		$37,809	$29,684	$38,407	$4,949,488	$3,285,263		$993,820	$116,356		$162,400	$7,598
Ratio of expenses to average net assets	0.29%		0.29%		0.29%	0.30%	0.31%	0.29%	0.29%		0.29%	0.30%		0.31%	0.45	%(8)
Ratio of net investment income (loss) to average net assets	5.28	%(2)	3.47%		4.12%	3.55%	3.05%	3.16%	3.43%		4.78%	4.29%		3.03%	0.89	%(8)
Portfolio turnover rate (9)	9%		12%		6%	7%	9%	6%	8%		9%	7%		8%	30%

*	Commencement of operations.
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(2)	Net investment income per share and ratio of net investment income to average net assets reflect receipt of special dividends from portfolio holdings. The resulting increase to net investment income amounted to $0.76 per share and 1.96% of average net assets. If the special dividends were not received during the year ended September 30, 2014, the total return would have been 4.56%.
(3)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(4)	Amount is less than $0.005 per share.
(5)	If the Adviser had not made a contribution during the period ended September 30, 2013, the total return would have been 19.93% for SPDR STOXX Europe 50 ETF and would have remained 28.10% for SPDR EURO STOXX 50 ETF.
(6)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(7)	If the Adviser had not made a contribution during the period ended September 30, 2014, the total return would have been (15.54)%.
(8)	Annualized
(9)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Emerging Asia Pacific ETF					SPDR S&P Small Cap Emerging Asia Pacific ETF					SPDR S&P Russia ETF
									For the						For the
									Period						Period
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended		1/11/12*-		Year Ended	Year Ended	Year Ended	Year Ended	3/10/10*-
	9/30/14	9/30/13	9/30/12	9/30/11	9/30/10	9/30/14	9/30/13		9/30/12		9/30/14	9/30/13	9/30/12	9/30/11	9/30/10

Net asset value, beginning of period	$75.37	$73.54	$66.85	$82.86	$69.33	$43.24	$44.42		$40.00		$27.19	$28.54	$25.65	$30.01	$30.00

Income (loss) from investment operations:
Net investment income (loss) (1)	1.74	1.62	1.32	1.52	1.28	1.08	0.89		0.70		0.75	0.70	0.57	0.57	0.20
Net realized and unrealized gain (loss) (2)	7.95	1.96	8.00	(13.63)	13.06	3.47	2.79		3.52		(5.51)	(0.82)	2.80	(4.53)	(0.01)

Total from investment operations	9.69	3.58	9.32	(12.11)	14.34	4.55	3.68		4.22		(4.76)	(0.12)	3.37	(3.96)	0.19

Net equalization credits and charges (1)	—	—	—	—	—	—	—		—		—	—	—	—	—

Other capital	—	—	—	—	—	0.30	—		0.20		—	—	—	—	—

Distributions to shareholders from:
Net investment income	(1.22)	(1.75)	(1.71)	(1.29)	(0.81)	(1.61)	(1.66)		—		(0.40)	(1.23)	(0.48)	(0.29)	(0.18)
Net realized gains	—	—	(0.92)	(2.61)	—	(2.69)	(3.20)		—		—	—	—	(0.11)	—

Total distributions	(1.22)	(1.75)	(2.63)	(3.90)	(0.81)	(4.30)	(4.86)		—		(0.40)	(1.23)	(0.48)	(0.40)	(0.18)

Net asset value, end of period	$83.84	$75.37	$73.54	$66.85	$82.86	$43.79	$43.24		$44.42		$22.03	$27.19	$28.54	$25.65	$30.01

Total return (4)	12.99%	4.91%	14.40%	(15.55)%	20.85%	12.05%	8.31	%(3)	11.08%		(17.72)%	(0.41)%	13.40%	(13.58)%	0.72%
Net assets, end of period (in 000’s)	$687,494	$399,460	$389,769	$514,755	$712,608	$4,379	$2,162		$2,221		$23,135	$31,264	$39,963	$43,611	$6,003
Ratio of expenses to average net assets	0.59%	0.59%	0.60%	0.60%	0.60%	0.66%	0.65%		0.71	%(5)	0.60%	0.60%	0.59%	0.59%	0.59	%(5)
Ratio of net investment income (loss) to average net assets	2.17%	2.14%	1.87%	1.83%	1.74%	2.50%	2.05%		2.27	%(5)	2.94%	2.56%	2.05%	1.56%	1.25	%(5)
Portfolio turnover rate (6)	15%	16%	7%	20%	10%	72%	21%		65%		4%	3%	11%	15%	1%

*	Commencement of operations.
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	If the Adviser had not made a contribution during the period ended September 30, 2013, the total return would have been 8.23% for SPDR S&P Small Cap Emerging Asia Pacific ETF.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized
(6)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P China ETF					SPDR S&P Emerging Markets ETF					SPDR S&P Emerging Markets Dividend ETF
														For the
														Period
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	2/23/11*-
	9/30/14	9/30/13	9/30/12	9/30/11	9/30/10	9/30/14	9/30/13	9/30/12	9/30/11	9/30/10	9/30/14	9/30/13	9/30/12	9/30/11

Net asset value, beginning of period	$74.18	$65.45	$57.68	$76.14	$66.50	$63.14	$63.85	$57.26	$69.89	$59.00	$40.34	$43.70	$43.89	$50.00

Income (loss) from investment operations:
Net investment income (loss) (1)	1.77	1.63	1.68	1.31	1.03	1.39	1.38	1.48	1.36	1.09	1.77	2.45	3.18	2.32
Net realized and unrealized gain (loss) (2)	1.93	8.72	7.56	(18.48)	9.44	2.85	(0.55)	7.20	(12.20)	10.73	(3.86)	(3.87)	(0.78)	(6.96)

Total from investment operations	3.70	10.35	9.24	(17.17)	10.47	4.24	0.83	8.68	(10.84)	11.82	(2.09)	(1.42)	2.40	(4.64)

Net equalization credits and charges (1)	—	—	—	—	—	—	—	—	—	—	0.04	0.09	0.01	0.43

Other capital	—	—	—	—	—	—	—	0.00 (3)	—	—	0.01	0.05	—	—

Distributions to shareholders from:
Net investment income	(1.46)	(1.62)	(1.47)	(1.29)	(0.83)	(1.03)	(1.54)	(1.41)	(1.15)	(0.93)	(1.64)	(2.08)	(2.60)	(1.28)
Net realized gains	—	—	—	—	—	—	—	(0.68)	(0.64)	—	—	—	—	—

Return of capital	—	—	—	—	—	—	—	—	—	—	—	—	—	(0.62)

Total distributions	(1.46)	(1.62)	(1.47)	(1.29)	(0.83)	(1.03)	(1.54)	(2.09)	(1.79)	(0.93)	(1.64)	(2.08)	(2.60)	(1.90)

Net asset value, end of period	$76.42	$74.18	$65.45	$57.68	$76.14	$66.35	$63.14	$63.85	$57.26	$69.89	$36.66	$40.34	$43.70	$43.89

Total return (4)	5.00%	16.20%	16.17%	(22.95)%	15.87%	6.73%	1.31%	15.58%	(16.06)%	20.25%	(5.16)%	(2.80)%	5.54%	(8.73)%
Net assets, end of period (in 000’s)	$947,605	$897,623	$759,186	$617,133	$677,680	$285,285	$189,412	$166,023	$154,600	$216,661	$491,217	$538,651	$301,515	$54,862
Ratio of expenses to average net assets	0.59%	0.59%	0.59%	0.60%	0.61%	0.59%	0.59%	0.59%	0.60%	0.60%	0.59%	0.60%	0.61%	0.62	%(5)
Ratio of net investment income (loss) to average net assets	2.33%	2.31%	2.56%	1.71%	1.46%	2.12%	2.15%	2.39%	1.90%	1.73%	4.50%	5.71%	6.80%	7.46	%(5)
Portfolio turnover rate (6)	10%	12%	10%	9%	25%	9%	21%	11%	4%	15%	67%	85%	134%	42%

*	Commencement of operations.
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	State Street reimbursed the Fund $6,299 due to a record keeping error. The impact of the reimbursement is less than $0.005.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized
(6)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P BRIC 40 ETF					SPDR S&P Emerging Europe ETF					SPDR S&P Emerging Latin America ETF
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	9/30/14	9/30/13	9/30/12	9/30/11	9/30/10	9/30/14	9/30/13	9/30/12	9/30/11	9/30/10	9/30/14	9/30/13	9/30/12	9/30/11		9/30/10

Net asset value, beginning of period	$23.34	$22.97	$20.92	$25.84	$23.03	$40.26	$41.26	$37.16	$45.55	$39.42	$64.16	$71.28	$64.12	$84.48		$69.92

Income (loss) from investment operations:
Net investment income (loss) (2)	0.54	0.57	0.54	0.60	0.43	1.07	1.02	0.95	1.02	0.46	1.58	1.65	1.76	1.93	(1)	1.57
Net realized and unrealized gain (loss) (3)	(0.22)	0.49	2.09	(5.00)	2.75	(5.43)	(0.37)	4.22	(8.73)	6.06	(2.77)	(7.23)	7.40	(20.76)		14.73

Total from investment operations	0.32	1.06	2.63	(4.40)	3.18	(4.36)	0.65	5.17	(7.71)	6.52	(1.19)	(5.58)	9.16	(18.83)		16.30

Net equalization credits and charges (2)	—	—	—	—	—	—	—	—	—	—	—	—	—	—		—

Other capital	—	—	0.00 (4)	—	—	—	—	—	—	—	—	—	—	—		—

Distributions to shareholders from:
Net investment income	(0.43)	(0.69)	(0.58)	(0.52)	(0.37)	(0.71)	(1.65)	(1.07)	(0.68)	(0.39)	(1.46)	(1.54)	(2.00)	(1.53)		(1.74)

Total distributions	(0.43)	(0.69)	(0.58)	(0.52)	(0.37)	(0.71)	(1.65)	(1.07)	(0.68)	(0.39)	(1.46)	(1.54)	(2.00)	(1.53)		(1.74)

Net asset value, end of period	$23.23	$23.34	$22.97	$20.92	$25.84	$35.19	$40.26	$41.26	$37.16	$45.55	$61.51	$64.16	$71.28	$64.12		$84.48

Total return (5)	1.35%	4.95%	12.82%	(17.49)%	13.98%	(11.01)%	1.68%	14.32%	(17.35)%	16.74%	(1.88)%	(7.86)%	14.49%	(22.78	)%(1)	23.73%
Net assets, end of period (in 000’s)	$155,662	$247,441	$296,324	$374,453	$459,991	$66,865	$76,485	$86,639	$118,917	$232,325	$49,208	$70,575	$114,055	$121,832		$211,194
Ratio of expenses to average net assets	0.50%	0.50%	0.50%	0.51%	0.52%	0.59%	0.59%	0.60%	0.61%	0.61%	0.59%	0.59%	0.59%	0.60%		0.61%
Ratio of net investment income (loss) to average net assets	2.30%	2.45%	2.32%	2.23%	1.78%	2.77%	2.48%	2.41%	2.04%	1.07%	2.50%	2.35%	2.43%	2.27	%(1)	2.05%
Portfolio turnover rate (6)	7%	9%	13%	10%	10%	15%	6%	6%	10%	21%	5%	10%	7%	12%		23%

(1)	Net investment income per share and the ratio of net investment income to average net assets reflect receipt of special dividends from portfolio holdings. The resulting increase to net investment income amounted to $0.21 per share and 0.24% of average net assets. If the special dividends were not received during the year ended September 30, 2011, the total return would have been (23.11)%.
(2)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(3)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(4)	State Street reimbursed the Fund $29,705 due to a record keeping error. The impact of the reimbursement is less than $0.005.
(5)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Broker commission charges are not included in this calculation.
(6)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Emerging Middle East & Africa ETF					SPDR S&P World ex-US ETF					SPDR S&P International Small Cap ETF
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	9/30/14	9/30/13	9/30/12	9/30/11	9/30/10	9/30/14	9/30/13	9/30/12	9/30/11	9/30/10	9/30/14	9/30/13	9/30/12	9/30/11	9/30/10

Net asset value, beginning of period	$67.53	$70.76	$62.01	$71.33	$58.74	$28.00	$23.91	$21.37	$24.19	$23.58	$32.82	$27.49	$25.79	$27.92	$25.45

Income (loss) from investment operations:
Net investment income (loss) (1)	1.47	1.52	2.13	1.87	1.33	0.89	0.73	0.75	0.75	0.56	0.54	0.65	0.57	0.64	0.46
Net realized and unrealized gain (loss) (2)	2.87	(3.17)	9.44	(9.65)	12.51	0.40	4.04	2.38	(2.89)	0.56	0.36	5.37	2.08	(2.14)	2.42

Total from investment operations	4.34	(1.65)	11.57	(7.78)	13.84	1.29	4.77	3.13	(2.14)	1.12	0.90	6.02	2.65	(1.50)	2.88

Net equalization credits and charges (1)	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—

Other capital	—	—	—	—	—	—	—	—	—	—	—	—	0.00 (3)	—	—

Distributions to shareholders from:
Net investment income	(1.71)	(1.58)	(2.82)	(1.54)	(1.25)	(0.83)	(0.68)	(0.59)	(0.68)	(0.51)	(0.96)	(0.69)	(0.75)	(0.63)	(0.41)
Net realized gains	—	—	—	—	—	—	—	—	—	—	—	—	(0.20)	—	—

Total distributions	(1.71)	(1.58)	(2.82)	(1.54)	(1.25)	(0.83)	(0.68)	(0.59)	(0.68)	(0.51)	(0.96)	(0.69)	(0.95)	(0.63)	(0.41)

Net asset value, end of period	$70.16	$67.53	$70.76	$62.01	$71.33	$28.46	$28.00	$23.91	$21.37	$24.19	$32.76	$32.82	$27.49	$25.79	$27.92

Total return (4)	6.51%	(2.38)%	19.26%	(11.32)%	23.91%	4.52%	20.27%	14.99%	(9.32)%	4.99%	2.69%	22.25%	10.74%	(5.72)%	11.54%
Net assets, end of period (in 000’s)	$63,141	$67,535	$91,986	$105,410	$142,664	$825,443	$688,755	$411,282	$119,679	$106,453	$792,719	$813,871	$679,080	$729,907	$622,564
Ratio of expenses to average net assets	0.59%	0.59%	0.59%	0.60%	0.60%	0.34%	0.34%	0.34%	0.35%	0.35%	0.60%	0.59%	0.59%	0.61%	0.60%
Ratio of net investment income (loss) to average net assets	2.09%	2.26%	3.17%	2.55%	2.12%	3.06%	2.79%	3.28%	2.94%	2.44%	1.59%	2.20%	2.16%	2.12%	1.81%
Portfolio turnover rate (5)	23%	2%	7%	4%	27%	17%	2%	8%	2%	7%	51%	21%	2%	22%	17%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	State Street reimbursed the Fund $13,909 due to a record keeping error. The impact of the reimbursement is less than $0.005.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Broker commission charges are not included in this calculation.
(5)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR Dow Jones International Real Estate ETF						SPDR S&P Global Infrastructure ETF					SPDR S&P Global Natural Resources ETF
																For the
																Period
	Year Ended	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	9/13/10*-
	9/30/14	9/30/13		9/30/12	9/30/11	9/30/10	9/30/14	9/30/13	9/30/12	9/30/11	9/30/10	9/30/14	9/30/13	9/30/12	9/30/11	9/30/10

Net asset value, beginning of period	$42.00	$39.29		$32.70	$38.39	$35.53	$43.51	$40.42	$38.94	$40.91	$41.94	$48.54	$50.90	$45.94	$50.76	$50.00

Income (loss) from investment operations:
Net investment income (loss) (1)	1.39	1.29		1.41	1.57	1.34	1.68	1.99	1.60	1.71	1.47	1.33	1.30	1.14	1.23	0.03
Net realized and unrealized gain (loss) (2)	0.16	4.01		5.67	(3.82)	2.84	5.20	2.71	1.53	(2.03)	(0.88)	(0.10)	(2.41)	4.78	(5.44)	0.73

Total from investment operations	1.55	5.30		7.08	(2.25)	4.18	6.88	4.70	3.13	(0.32)	0.59	1.23	(1.11)	5.92	(4.21)	0.76

Net equalization credits and charges (1)	(0.06)	0.02		1.06	0.09	(0.01)	—	—	—	—	—	—	—	—	—	—

Distributions to shareholders from:
Net investment income	(1.95)	(2.61)		(1.55)	(3.53)	(1.31)	(1.55)	(1.61)	(1.65)	(1.65)	(1.62)	(1.15)	(1.25)	(0.96)	(0.61)	—

Total distributions	(1.95)	(2.61)		(1.55)	(3.53)	(1.31)	(1.55)	(1.61)	(1.65)	(1.65)	(1.62)	(1.15)	(1.25)	(0.96)	(0.61)	—

Net asset value, end of period	$41.54	$42.00		$39.29	$32.70	$38.39	$48.84	$43.51	$40.42	$38.94	$40.91	$48.62	$48.54	$50.90	$45.94	$50.76

Total return (4)	3.57%	13.83	%(3)	25.52%	(6.76)%	12.15%	15.95%	11.99%	8.20%	(1.04)%	1.63%	2.39%	(2.09)%	13.07%	(8.56)%	1.52%
Net assets, end of period (in 000’s)	$4,903,056	$4,045,899		$3,136,658	$1,996,074	$1,314,261	$112,333	$52,217	$36,378	$35,045	$53,186	$595,617	$407,763	$414,852	$163,076	$7,615
Ratio of expenses to average net assets	0.59%	0.59%		0.59%	0.61%	0.60%	0.41%	0.50%	0.59%	0.60%	0.61%	0.40%	0.40%	0.40%	0.40%	0.38	%(5)
Ratio of net investment income (loss) to average net assets	3.27%	3.10%		3.96%	4.05%	3.86%	3.51%	4.79%	4.02%	4.07%	3.63%	2.63%	2.63%	2.28%	2.13%	1.10	%(5)
Portfolio turnover rate (6)	8%	11%		11%	10%	7%	14%	74%	10%	6%	6%	18%	31%	18%	32%	0	%(7)

*	Commencement of operations.
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	If the Adviser had not made a contribution during the period ended September 30, 2013, the total return would have remained 13.83% for SPDR Dow Jones International Real Estate ETF.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized
(6)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(7)	Amount shown represents less than 0.5%.

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR MSCI ACWI ex-US ETF					SPDR MSCI ACWI IMI ETF						SPDR MSCI EM 50 ETF
										For the				For the
										Period				Period
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended		Year Ended		2/27/12*-		Year Ended	Year Ended	2/27/12*-
	9/30/14	9/30/13	9/30/12	9/30/11	9/30/10	9/30/14		9/30/13		9/30/12		9/30/14	9/30/13	9/30/12

Net asset value, beginning of period	$34.29	$30.49	$27.55	$31.77	$30.38	$58.20		$50.04		$50.00		$47.10	$47.31	$50.00

Income (loss) from investment operations:
Net investment income (loss) (1)	1.17	0.90	0.89	0.95	0.73	1.48		1.30		0.88		1.15	0.92	0.86
Net realized and unrealized gain (loss) (2)	0.72	3.88	2.93	(4.28)	1.35	5.39		8.16		(0.30)		0.59	0.34	(3.09)

Total from investment operations	1.89	4.78	3.82	(3.33)	2.08	6.87		9.46		0.58		1.74	1.26	(2.23)

Net equalization credits and charges (1)	—	—	—	—	—	—		—		—		—	—	—

Distributions to shareholders from:
Net investment income	(1.09)	(0.98)	(0.88)	(0.89)	(0.69)	(1.21)		(1.28)		(0.54)		(0.74)	(1.47)	(0.46)
Net realized gains	—	—	—	—	—	(0.04)		(0.02)		—		—	—	—

Total distributions	(1.09)	(0.98)	(0.88)	(0.89)	(0.69)	(1.25)		(1.30)		(0.54)		(0.74)	(1.47)	(0.46)

Net asset value, end of period	$35.09	$34.29	$30.49	$27.55	$31.77	$63.82		$58.20		$50.04		$48.10	$47.10	$47.31

Total return (3)	5.43%	15.96%	14.20%	(10.99)%	7.13%	11.77%		19.15%		1.28%		3.67%	2.74%	(4.37)%
Net assets, end of period (in 000’s)	$575,494	$493,824	$384,218	$363,713	$393,909	$57,434		$5,820		$5,004		$2,405	$2,355	$4,731
Ratio of expenses to average net assets	0.35%	0.34%	0.34%	0.35%	0.35%	0.25%		0.25%		0.25	%(4)	0.50%	0.50%	0.50	%(4)
Ratio of net investment income (loss) to average net assets	3.25%	2.76%	3.03%	2.85%	2.43%	2.31%		2.40%		3.08	%(4)	2.39%	1.97%	3.16	%(4)
Portfolio turnover rate (6)	3%	2%	8%	4%	3%	0	%(5)	0	%(5)	0	%(5)	17%	7%	4%

*	Commencement of operations.
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(4)	Annualized
(5)	Amount shown represents less than 0.5%.
(6)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

					SPDR
	SPDR		SPDR		MSCI		SPDR		SPDR
	MSCI EM		MSCI		Emerging		MSCI		MSCI
	Beyond		EAFE		Markets		World		Australia
	BRIC ETF		Quality Mix ETF		Quality Mix ETF		Quality Mix ETF		Quality Mix ETF
	For the		For the		For the		For the		For the
	Period		Period		Period		Period		Period
	12/4/13*-		6/4/14*-		6/4/14*-		6/4/14*-		6/11/14*-
	9/30/14		9/30/14		9/30/14		9/30/14		9/30/14

Net asset value, beginning of period	$60.00		$60.00		$60.00		$60.00		$60.00

Income (loss) from investment operations:
Net investment income (loss) (1)	0.77		0.45		0.77		0.37		1.10
Net realized and unrealized gain (loss) (2)	1.86		(3.14)		(1.23)		(0.38)		(5.20)

Total from investment operations	2.63		(2.69)		(0.46)		(0.01)		(4.10)

Net equalization credits and charges (1)	—		—		—		—		—

Other capital	—		—		0.06		—		—

Distributions to shareholders from:
Net investment income	(0.49)		(0.03)		(0.01)		(0.04)		—

Total distributions	(0.49)		(0.03)		(0.01)		(0.04)		—

Net asset value, end of period	$62.14		$57.28		$59.59		$59.95		$55.90

Total return (3)	4.38%		(4.48)%		(0.65)%		(0.02)%		(6.84)%
Net assets, end of period (in 000’s)	$3,107		$5,728		$5,959		$5,995		$5,590
Ratio of expenses to average net assets	0.56	%(4)	0.30	%(4)	0.31	%(4)	0.30	%(4)	0.30	%(4)
Ratio of net investment income (loss) to average net assets	1.52	%(4)	2.35	%(4)	3.85	%(4)	1.90	%(4)	5.99	%(4)
Portfolio turnover rate (5)	50%		0	%(6)	0	%(6)	0	%(6)	1%

*	Commencement of operations.
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(4)	Annualized
(5)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(6)	Amount shown represents less than 0.5%.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

									SPDR
	SPDR		SPDR		SPDR		SPDR		MSCI
	MSCI		MSCI		MSCI		MSCI		South
	Canada		Germany		Japan		Mexico		Korea
	Quality Mix ETF		Quality Mix ETF		Quality Mix ETF		Quality Mix ETF		Quality Mix ETF
	For the		For the		For the		For the		For the
	Period		Period		Period		Period		Period
	6/11/14*-		6/11/14*-		6/11/14*-		9/16/14*-		9/16/14*-
	9/30/14		9/30/14		9/30/14		9/30/14		9/30/14

Net asset value, beginning of period	$60.00		$60.00		$60.00		$30.00		$30.00

Income (loss) from investment operations:
Net investment income (loss) (1)	0.39		0.02	(2)	0.41		—	(3)	—	(3)
Net realized and unrealized gain (loss) (4)	(0.55)		(6.44)		0.05		(1.17)		(1.46)

Total from investment operations	(0.16)		(6.42)		0.46		(1.17)		(1.46)

Net equalization credits and charges (1)	—		—		—		—		—

Distributions to shareholders from:
Net investment income	(0.02)		(0.00	)(3)	—		—		—

Total distributions	(0.02)		—		—		—		—

Net asset value, end of period	$59.82		$53.58		$60.46		$28.83		$28.54

Total return (5)	(0.26)%		(10.70	)%(2)	0.76%		(3.90)%		(4.85)%
Net assets, end of period (in 000’s)	$2,991		$5,358		$6,046		$2,883		$2,854
Ratio of expenses to average net assets	0.30	%(6)	0.30	%(6)	0.30	%(6)	0.40	%(6)	0.40	%(6)
Ratio of net investment income (loss) to average net assets	2.06	%(6)	0.11	%(2)(6)	2.21	%(6)	0.37	%(6)	(0.40	)%(6)
Portfolio turnover rate (7)	2%		1%		0%		0%		1%

*	Commencement of operations.
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(2)	Net investment income per share and ratio of net investment income to average net assets reflect receipt of special dividends from portfolio holdings. The resulting increase to net investment income amounted to $0.02 per share and 0.04% of average net assets. If the special dividends were not received during the year ended September 30, 2014, the total return would have been (10.73)%.
(3)	Amount is less than $0.005 per share.
(4)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(5)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(6)	Annualized
(7)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

					SPDR
	SPDR		SPDR		MSCI
	MSCI		MSCI		United
	Spain		Taiwan		Kingdom
	Quality Mix ETF		Quality Mix ETF		Quality Mix ETF		SPDR Russell/Nomura PRIME Japan ETF
	For the		For the		For the
	Period		Period		Period
	6/11/14*-		9/16/14*-		6/11/14*-		Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	9/30/14		9/30/14		9/30/14		9/30/14	9/30/13		9/30/12	9/30/11	9/30/10

Net asset value, beginning of period	$60.00		$60.00		$60.00		$45.33	$35.57		$37.12	$37.80	$38.41

Income (loss) from investment operations:
Net investment income (loss) (1)	0.67	(2)	(0.01)		0.62	(3)	0.47	0.92		0.66	0.85	0.50
Net realized and unrealized gain (loss) (4)	(5.56)		(2.16)		(3.53)		(0.01)	9.34		(1.55)	(0.56)	(0.58)

Total from investment operations	(4.89)		(2.17)		(2.91)		0.46	10.26		(0.89)	0.29	(0.08)

Net equalization credits and charges (1)	—		—		—		—	—		—	—	—

Distributions to shareholders from:
Net investment income	(0.06)		—		(0.01)		(0.59)	(0.50)		(0.66)	(0.97)	(0.53)

Total distributions	(0.06)		—		(0.01)		(0.59)	(0.50)		(0.66)	(0.97)	(0.53)

Net asset value, end of period	$55.05		$57.83		$57.08		$45.20	$45.33		$35.57	$37.12	$37.80

Total return (4)	(8.16	)%(2)	(3.61)%		(4.86	)%(3)	1.01%	29.11%		(2.33)%	0.56%	(0.14)%
Net assets, end of period (in 000’s)	$8,258		$5,783		$5,708		$27,122	$126,911		$14,227	$14,846	$15,119
Ratio of expenses to average net assets	0.30	%(6)	0.40	%(6)	0.30	%(6)	0.50%	0.50%		0.50%	0.51%	0.51%
Ratio of net investment income (loss) to average net assets	3.83	%(2)(6)	(0.37	)%(6)	3.40	%(3)(6)	1.06%	2.18%		1.83%	2.16%	1.34%
Portfolio turnover rate (8)	1%		0%		0	%(7)	4%	0	%(5)	1%	3%	3%

*	Commencement of operations.
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(2)	Net investment income per share and ratio of net investment income to average net assets reflect receipt of special dividends from portfolio holdings. The resulting increase to net investment income amounted to $0.08 per share and 0.14% of average net assets. If the special dividends were not received during the year ended September 30, 2014, the total return would have been (8.28)%.
(3)	Net investment income per share and ratio of net investment income to average net assets reflect receipt of special dividends from portfolio holdings. The resulting increase to net investment income amounted to $0.10 per share and 0.18% of average net assets. If the special dividends were not received during the year ended September 30, 2014, the total return would have been (5.02)%.
(4)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(5)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(6)	Annualized
(7)	Amount shown represents less than 0.5%.
(8)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR Russell/Nomura Small Cap Japan ETF					SPDR S&P Global Dividend ETF			SPDR S&P International Dividend ETF
							For the
							Period
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	5/29/13*-		Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	9/30/14	9/30/13	9/30/12	9/30/11	9/30/10	9/30/14	9/30/13		9/30/14	9/30/13		9/30/12	9/30/11	9/30/10

Net asset value, beginning of period	$51.37	$41.65	$43.79	$39.65	$40.51	$63.33	$60.00		$46.60	$45.27		$45.07	$53.88	$52.49

Income (loss) from investment operations:
Net investment income (loss) (1)	0.53	0.61	0.64	0.69	0.53	2.99	0.75		2.41	3.27		3.29	3.48	2.32
Net realized and unrealized gain (loss) (2)	(0.36)	9.79	(2.00)	4.12	(0.73)	1.32	3.20		(0.29)	1.20		(0.22)	(9.35)	1.26

Total from investment operations	0.17	10.40	(1.36)	4.81	(0.20)	4.31	3.95		2.12	4.47		3.07	(5.87)	3.58

Net equalization credits and charges (1)	—	—	—	—	—	0.06	0.01		0.03	(0.00	)(3)	0.14	0.37	0.06

Distributions to shareholders from:
Net investment income	(1.37)	(0.68)	(0.78)	(0.67)	(0.66)	(2.81)	(0.63)		(2.42)	(3.14)		(3.01)	(3.31)	(2.25)

Total distributions	(1.37)	(0.68)	(0.78)	(0.67)	(0.66)	(2.81)	(0.63)		(2.42)	(3.14)		(3.01)	(3.31)	(2.25)

Net asset value, end of period	$50.17	$51.37	$41.65	$43.79	$39.65	$64.89	$63.33		$46.33	$46.60		$45.27	$45.07	$53.88

Total return (4)	0.31%	25.23%	(3.05)%	12.17%	(0.41)%	6.85%	6.61%		4.43%	10.24%		7.45%	(11.06)%	7.34%
Net assets, end of period (in 000’s)	$72,751	$97,606	$64,563	$98,537	$67,412	$29,200	$9,499		$1,450,114	$1,304,826		$1,000,522	$482,266	$258,705
Ratio of expenses to average net assets	0.55%	0.55%	0.55%	0.56%	0.56%	0.40%	0.40	%(5)	0.46%	0.45%		0.45%	0.46%	0.46%
Ratio of net investment income (loss) to average net assets	1.05%	1.34%	1.54%	1.63%	1.37%	4.46%	3.61	%(5)	4.96%	6.97%		7.11%	6.24%	4.48%
Portfolio turnover rate (6)	28%	13%	22%	10%	24%	37%	10%		62%	121%		127%	142%	131%

*	Commencement of operations.
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized
(6)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P International Mid Cap ETF					SPDR S&P Emerging Markets Small Cap ETF						SPDR Dow Jones Global Real Estate ETF
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	9/30/14	9/30/13	9/30/12	9/30/11	9/30/10	9/30/14	9/30/13		9/30/12	9/30/11	9/30/10	9/30/14	9/30/13	9/30/12	9/30/11	9/30/10

Net asset value, beginning of period	$33.14	$27.69	$26.04	$28.76	$27.14	$46.15	$44.43		$40.57	$54.62	$43.78	$42.16	$40.56	$32.58	$36.00	$31.18

Income (loss) from investment operations:
Net investment income (loss) (1)	0.66	0.67	0.68	0.76	0.55	1.01	0.95		0.96	0.99	1.06	1.23	1.16	1.12	1.16	1.11
Net realized and unrealized gain (loss) (2)	0.88	5.60	2.57	(2.31)	2.31	2.11	1.81		5.15	(13.25)	10.65	2.24	2.21	7.52	(2.00)	4.88

Total from investment operations	1.54	6.27	3.25	(1.55)	2.86	3.12	2.76		6.11	(12.26)	11.71	3.47	3.37	8.64	(0.84)	5.99

Net equalization credits and charges (1)	—	—	—	—	—	—	—		—	—	—	0.07	0.10	0.58	0.08	0.02

Other capital	—	—	—	—	—	0.05	0.03		0.04	—	—	—	—	—	—	—

Distributions to shareholders from:
Net investment income	(0.75)	(0.75)	(0.84)	(0.70)	(0.50)	(1.01)	(1.07)		(0.92)	(0.34)	(0.19)	(1.46)	(1.87)	(1.24)	(2.66)	(1.19)
Net realized gains	(1.91)	(0.07)	(0.76)	(0.47)	(0.74)	—	—		(1.37)	(1.45)	(0.68)	—	—	—	—	—

Total distributions	(2.66)	(0.82)	(1.60)	(1.17)	(1.24)	(1.01)	(1.07)		(2.29)	(1.79)	(0.87)	(1.46)	(1.87)	(1.24)	(2.66)	(1.19)

Net asset value, end of period	$32.02	$33.14	$27.69	$26.04	$28.76	$48.31	$46.15		$44.43	$40.57	$54.62	$44.24	$42.16	$40.56	$32.58	$36.00

Total return (3)	4.63%	23.07%	13.27%	(6.00)%	11.11%	6.90%	6.29	%(4)	16.09%	(23.36)%	27.05%	8.44%	8.61%	28.56%	(2.80)%	19.71%
Net assets, end of period (in 000’s)	$70,446	$46,399	$35,993	$36,461	$30,196	$570,082	$761,466		$897,446	$908,812	$797,411	$1,473,132	$1,003,377	$543,476	$273,706	$140,388
Ratio of expenses to average net assets	0.46%	0.45%	0.45%	0.46%	0.46%	0.65%	0.65%		0.66%	0.66%	0.66%	0.50%	0.50%	0.50%	0.50%	0.51%
Ratio of net investment income (loss) to average net assets	1.98%	2.23%	2.56%	2.49%	2.07%	2.10%	2.05%		2.27%	1.85%	2.19%	2.77%	2.71%	2.96%	3.08%	3.42%
Portfolio turnover rate (5)	41%	53%	28%	32%	31%	23%	18%		22%	70%	85%	7%	8%	8%	9%	7%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Broker commission charges are not included in this calculation.
(4)	If the Adviser had not made a contribution during the period ended September 30, 2013, the total return would have remained 6.29% for SPDR S&P Emerging Markets Small Cap ETF.
(5)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P International Consumer Discretionary Sector ETF					SPDR S&P International Consumer Staples Sector ETF						SPDR S&P International Energy Sector ETF
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	9/30/14	9/30/13	9/30/12	9/30/11	9/30/10	9/30/14	9/30/13	9/30/12		9/30/11	9/30/10	9/30/14	9/30/13	9/30/12	9/30/11	9/30/10

Net asset value, beginning of period	$37.95	$27.65	$25.05	$26.90	$24.12	$38.89	$34.52	$29.60		$29.80	$26.31	$25.07	$25.31	$22.46	$24.52	$25.48

Income (loss) from investment operations:
Net investment income (loss) (1)	0.72	0.68	0.52	0.47	0.41	0.96	0.92	0.82		0.88	0.69	0.89	0.81	0.79	0.70	0.65
Net realized and unrealized gain (loss) (2)	(1.00)	10.26	3.11	(1.79)	2.69	0.04	4.25	4.90		(0.37)	3.39	0.60	(0.28)	2.89	(2.10)	(1.01)

Total from investment operations	(0.28)	10.94	3.63	(1.32)	3.10	1.00	5.17	5.72		0.51	4.08	1.49	0.53	3.68	(1.40)	(0.36)

Net equalization credits and charges (1)	(0.01)	(0.02)	(0.13)	(0.03)	0.02	0.04	0.04	(0.00	)(3)	0.15	0.04	0.05	0.03	(0.02)	0.00 (3)	0.04

Distributions to shareholders from:
Net investment income	(0.85)	(0.62)	(0.51)	(0.50)	(0.34)	(0.97)	(0.84)	(0.80)		(0.86)	(0.63)	(0.86)	(0.80)	(0.81)	(0.66)	(0.64)
Net realized gains	—	—	(0.39)	—	—	—	—	—		—	—	—	—	—	—	—

Total distributions	(0.85)	(0.62)	(0.90)	(0.50)	(0.34)	(0.97)	(0.84)	(0.80)		(0.86)	(0.63)	(0.86)	(0.80)	(0.81)	(0.66)	(0.64)

Net asset value, end of period	$36.81	$37.95	$27.65	$25.05	$26.90	$38.96	$38.89	$34.52		$29.60	$29.80	$25.75	$25.07	$25.31	$22.46	$24.52

Total return (4)	(0.91)%	39.94%	14.40%	(5.33)%	13.12%	2.61%	15.20%	19.51%		2.08%	15.87%	6.04%	2.35%	16.44%	(6.14)%	(1.18)%
Net assets, end of period (in 000’s)	$18,405	$18,976	$5,529	$11,271	$18,833	$42,853	$36,941	$18,986		$19,239	$14,900	$19,312	$12,535	$11,389	$12,355	$12,259
Ratio of expenses to average net assets	0.50%	0.50%	0.51%	0.50%	0.51%	0.50%	0.50%	0.50%		0.51%	0.51%	0.50%	0.50%	0.50%	0.51%	0.51%
Ratio of net investment income (loss) to average net assets	1.84%	2.04%	1.96%	1.61%	1.67%	2.40%	2.47%	2.53%		2.81%	2.50%	3.30%	3.30%	3.16%	2.55%	2.63%
Portfolio turnover rate (5)	2%	2%	5%	9%	11%	5%	4%	7%		2%	5%	9%	2%	6%	4%	11%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Broker commission charges are not included in this calculation.
(5)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P International Financial Sector ETF					SPDR S&P International Health Care Sector ETF					SPDR S&P International Industrial Sector ETF
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	9/30/14	9/30/13	9/30/12	9/30/11	9/30/10	9/30/14	9/30/13	9/30/12	9/30/11	9/30/10	9/30/14	9/30/13	9/30/12	9/30/11		9/30/10

Net asset value, beginning of period	$21.76	$17.67	$15.47	$19.60	$21.39	$41.71	$35.15	$29.55	$29.46	$28.50	$30.53	$24.67	$22.46	$25.65		$23.26

Income (loss) from investment operations:
Net investment income (loss) (1)	0.72	0.70	0.64	0.69	0.55	0.81	0.77	0.86	0.74	0.64	0.68	0.63	0.55	0.62		0.41
Net realized and unrealized gain (loss) (2)	0.39	4.27	2.15	(4.09)	(1.83)	7.30	6.53	5.57	0.04	0.96	(0.07)	6.18	2.32	(3.23)		2.27

Total from investment operations	1.11	4.97	2.79	(3.40)	(1.28)	8.11	7.30	6.43	0.78	1.60	0.61	6.81	2.87	(2.61)		2.68

Net equalization credits and charges (1)	(0.18)	(0.11)	(0.07)	(0.01)	0.04	0.02	0.07	(0.01)	0.05	(0.01)	(0.07)	(0.21)	(0.10)	(0.01)		0.06

Distributions to shareholders from:
Net investment income	(0.84)	(0.77)	(0.52)	(0.72)	(0.55)	(0.86)	(0.81)	(0.82)	(0.74)	(0.63)	(0.67)	(0.74)	(0.56)	(0.57)		(0.35)

Total distributions	(0.84)	(0.77)	(0.52)	(0.72)	(0.55)	(0.86)	(0.81)	(0.82)	(0.74)	(0.63)	(0.67)	(0.74)	(0.56)	(0.57)		(0.35)

Net asset value, end of period	$21.85	$21.76	$17.67	$15.47	$19.60	$48.98	$41.71	$35.15	$29.55	$29.46	$30.40	$30.53	$24.67	$22.46		$25.65

Total return (3)	4.23%	27.98%	18.02%	(17.99)%	(5.60)%	19.57%	21.14%	22.03%	2.69%	5.71%	1.67%	27.19%	12.53%	(10.62)%		11.94%
Net assets, end of period (in 000’s)	$10,924	$6,528	$3,534	$7,735	$8,821	$66,125	$60,479	$28,123	$19,207	$10,310	$24,324	$13,740	$8,635	$20,211		$17,955
Ratio of expenses to average net assets	0.51%	0.50%	0.50%	0.51%	0.51%	0.50%	0.50%	0.50%	0.50%	0.51%	0.51%	0.50%	0.50%	0.50%		0.52%
Ratio of net investment income (loss) to average net assets	3.19%	3.50%	3.94%	3.47%	2.85%	1.76%	1.98%	2.70%	2.37%	2.25%	2.17%	2.29%	2.27%	2.22%		1.74%
Portfolio turnover rate (4)	20%	2%	6%	4%	6%	13%	8%	14%	5%	29%	4%	7%	11%	0	%(5)	20%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Broker commission charges are not included in this calculation.
(4)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(5)	Amount shown represents less than 0.5%.

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P International Materials Sector ETF							SPDR S&P International Technology Sector ETF						SPDR S&P International Telecommunications Sector ETF
	Year Ended		Year Ended	Year Ended		Year Ended	Year Ended	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended		Year Ended	Year Ended	Year Ended		Year Ended
	9/30/14		9/30/13	9/30/12		9/30/11	9/30/10	9/30/14		9/30/13	9/30/12	9/30/11	9/30/10	9/30/14		9/30/13	9/30/12	9/30/11		9/30/10

Net asset value, beginning of period	$23.33		$23.68	$22.83		$26.34	$23.05	$30.02		$24.18	$22.00	$24.76	$24.58	$26.89		$22.82	$22.65	$24.30		$23.58

Income (loss) from investment operations:
Net investment income (loss) (1)	0.46		0.44	0.42		0.42	0.32	0.32		0.31	0.29	0.34	0.29	3.19	(8)	0.98	1.45	1.22	(2)	1.05
Net realized and unrealized gain (loss) (3)	(1.40)		(0.31)	0.87		(3.51)	3.25	1.62		5.89	2.37	(2.68)	0.14	(1.01)		4.01	0.10	(1.54)		0.69

Total from investment operations	(0.94)		0.13	1.29		(3.09)	3.57	1.94		6.20	2.66	(2.34)	0.43	2.18		4.99	1.55	(0.32)		1.74

Net equalization credits and charges (1)	(0.00	)(4)	(0.01)	0.01		(0.03)	(0.02)	(0.00	)(4)	(0.06)	(0.03)	0.00 (4)	0.01	(0.10)		0.01	(0.01)	0.01		0.02

Distributions to shareholders from:
Net investment income	(0.67)		(0.47)	(0.45)		(0.39)	(0.26)	(0.48)		(0.30)	(0.31)	(0.33)	(0.25)	(3.34)		(0.93)	(1.37)	(1.34)		(1.04)
Net realized gains	—		—	—		—	—	—		—	(0.14)	(0.09)	(0.01)	—		—	—	—		—

Total distributions	(0.67)		(0.47)	(0.45)		(0.39)	(0.26)	(0.48)		(0.30)	(0.45)	(0.42)	(0.26)	(3.34)		(0.93)	(1.37)	(1.34)		(1.04)

Net asset value, end of period	$21.72		$23.33	$23.68		$22.83	$26.34	$31.48		$30.02	$24.18	$22.00	$24.76	$25.63		$26.89	$22.82	$22.65		$24.30

Total return (5)	(4.19)%		0.43%	5.79%		(12.12)%	15.53%	6.43%		25.54%	12.06%	(9.74)%	1.86%	7.43	%(8)	22.68%	7.23%	(1.66	)%(2)	8.09%
Net assets, end of period (in 000’s)	$7,603		$9,333	$11,842		$19,403	$22,387	$12,591		$12,007	$10,881	$18,702	$21,044	$43,565		$33,618	$25,098	$12,458		$15,795
Ratio of expenses to average net assets	0.52%		0.50%	0.50%		0.51%	0.52%	0.53%		0.50%	0.50%	0.51%	0.52%	0.51%		0.50%	0.50%	0.51%		0.52%
Ratio of net investment income (loss) to average net assets	1.95%		1.90%	1.77%		1.42%	1.31%	1.00%		1.13%	1.21%	1.27%	1.20%	11.54	%(8)	4.18%	6.48%	4.84	%(2)	4.62%
Portfolio turnover rate (6)	15%		8%	0	%(7)	1%	9%	4%		13%	6%	1%	10%	16%		7%	3%	8%		6%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(2)	Net investment income per share and the ratio of net investment income to average net assets reflect receipt of special dividends from portfolio holdings. The resulting increase to net investment income amounted to $0.09 per share and 0.34% of average net assets. If the special dividends were not received during the year ended September 30, 2011, the total return would have been (2.00)%.
(3)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(4)	Amount is less than $0.005 per share.
(5)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Broker commission charges are not included in this calculation.
(6)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(7)	Amount shown represents less than 0.5%.
(8)	Net investment income per share and ratio of net investment income to average net assets reflect receipt of special dividends from portfolio holdings. The resulting increase to net investment income amounted to $2.29 per share and 8.27% of average net assets. If the special dividends were not received during the year ended September 30, 2014, the total return would have been 0.02%.

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P International Utilities Sector ETF
	Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	9/30/14	9/30/13	9/30/12	9/30/11		9/30/10

Net asset value, beginning of period	$17.72	$16.39	$17.38	$20.55		$22.78

Income (loss) from investment operations:
Net investment income (loss) (1)	0.69	0.65	0.85	0.92	(2)	0.82
Net realized and unrealized gain (loss) (3)	1.04	1.33	(1.24)	(3.20)		(2.43)

Total from investment operations	1.73	1.98	(0.39)	(2.28)		(1.61)

Net equalization credits and charges (1)	0.02	0.06	0.14	0.02		0.04

Distributions to shareholders from:
Net investment income	(0.66)	(0.71)	(0.74)	(0.91)		(0.66)

Total distributions	(0.66)	(0.71)	(0.74)	(0.91)		(0.66)

Net asset value, end of period	$18.81	$17.72	$16.39	$17.38		$20.55

Total return (4)	9.86%	12.79%	(1.30)%	(11.45	)%(2)	(6.71)%
Net assets, end of period (in 000’s)	$69,587	$39,868	$25,403	$9,561		$8,221
Ratio of expenses to average net assets	0.50%	0.50%	0.50%	0.51%		0.52%
Ratio of net investment income (loss) to average net assets	3.65%	3.87%	5.15%	4.49	%(2)	3.94%
Portfolio turnover rate (5)	8%	1%	8%	2%		5%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(2)	Net investment income per share and the ratio of net investment income to average net assets reflect receipt of special dividends from portfolio holdings. The resulting increase to net investment income amounted to $0.08 per share and 0.39% of average net assets. If the special dividends were not received during the year ended September 30, 2011, the total return would have been (11.75)%.
(3)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Broker commission charges are not included in this calculation.
(5)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2014

1.	Organization

SPDR Index Shares Funds (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end investment management company that was organized as a Massachusetts business trust on February 14, 2002.

As of September 30, 2014, the Trust offered fifty-one (51) portfolios, each of which represents a separate series of beneficial interest in the Trust (each, a “Fund” and collectively, the “Funds”). The financial statements herein relate to the following Funds: SPDR STOXX Europe 50 ETF, SPDR EURO STOXX 50 ETF, SPDR EURO STOXX Small Cap ETF, SPDR S&P Emerging Asia Pacific ETF, SPDR S&P Small Cap Emerging Asia Pacific ETF, SPDR S&P Russia ETF, SPDR S&P China ETF, SPDR S&P Emerging Markets ETF, SPDR S&P Emerging Markets Dividend ETF, SPDR S&P BRIC 40 ETF, SPDR S&P Emerging Europe ETF, SPDR S&P Emerging Latin America ETF, SPDR S&P Emerging Middle East & Africa ETF, SPDR S&P World ex-US ETF, SPDR S&P International Small Cap ETF, SPDR Dow Jones International Real Estate ETF, SPDR S&P Global Infrastructure ETF, SPDR S&P Global Natural Resources ETF, SPDR MSCI ACWI ex-US ETF, SPDR MSCI ACWI IMI ETF, SPDR MSCI EM 50 ETF, SPDR MSCI EM Beyond BRIC ETF, SPDR MSCI EAFE Quality Mix ETF, SPDR MSCI Emerging Markets Quality Mix ETF, SPDR MSCI World Quality Mix ETF, SPDR MSCI Australia Quality Mix ETF, SPDR MSCI Canada Quality Mix ETF, SPDR MSCI Germany Quality Mix ETF, SPDR MSCI Japan Quality Mix ETF, SPDR MSCI Mexico Quality Mix ETF, SPDR MSCI South Korea Quality Mix ETF, SPDR MSCI Spain Quality Mix ETF, SPDR MSCI Taiwan Quality Mix ETF, SPDR MSCI United Kingdom Quality Mix ETF, SPDR Russell/Nomura PRIME Japan ETF, SPDR Russell/Nomura Small Cap Japan ETF, SPDR S&P Global Dividend ETF, SPDR S&P International Dividend ETF, SPDR S&P International Mid Cap ETF, SPDR S&P Emerging Markets Small Cap ETF, SPDR Dow Jones Global Real Estate ETF, SPDR S&P International Consumer Discretionary Sector ETF, SPDR S&P International Consumer Staples Sector ETF, SPDR S&P International Energy Sector ETF, SPDR S&P International Financial Sector ETF, SPDR S&P International Health Care Sector ETF, SPDR S&P International Industrial Sector ETF, SPDR S&P International Materials Sector ETF, SPDR S&P International Technology Sector ETF, SPDR S&P International Telecommunications Sector ETF and SPDR S&P International Utilities Sector ETF.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

Each Fund’s investments are exposed to risks, such as market risk. Due to the level of risk associated with certain investments it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect the amounts reported in the financial statements.

An investment in a Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in stock prices. The value of each Fund’s shares will decline, more or less, in correlation with any decline in the value of the Fund’s benchmark index. The values of equity securities could decline generally or could underperform other investments. Generally, a Fund will not sell an equity security because the security’s issuer is in financial trouble, unless that security is removed from the Fund’s benchmark index.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2014

statements. Actual results could differ from those estimates. These financial statements are presented in United States dollars.

Security Valuation

The value of each Fund’s portfolio securities, including exchange-traded futures contracts, is based on the securities’ last sale price on local markets or exchanges when available. Investments in open-end investment companies are valued at their net asset value each business day. If a security’s market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Board of Trustees of the Trust (the “Board”) believes will better reflect fair value in accordance with the Trust’s valuation policies and procedures. The Board has adopted procedures concerning securities valuation, under which an Oversight Committee makes determinations as to whether market quotations are not readily available or do not otherwise accurately reflect the fair value of the security. The Oversight Committee, or a subgroup thereof, subject to oversight by the Board, may use fair value pricing in a variety of circumstances, including but not limited to, situations when trading in a security has been suspended or halted. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be received on the sale of the security.

The Funds continue to follow the authoritative guidance for fair value measurements and the fair value option for financial assets and financial liabilities. The guidance establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three levels of inputs that may be used to measure fair value:

•	Level 1 — quoted prices in active markets or exchanges for identical investments

•	Level 2 — other significant observable inputs (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Funds’ net assets are computed and that may materially affect the value of the Funds’ investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by such Fund’s benchmark index, which, in turn, could result in a difference between a Fund’s performance and the performance of such Fund’s benchmark index. The inputs or methodology used for valuation are not necessarily an indication of the risks associated with investing in those investments.

The type of inputs used to value each security is identified in the breakdown of the Funds’ investments by industry, which appears in the Schedule of Investments.

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2014

The following table summarizes the inputs used in valuing the Funds’ investments as of September 30, 2014:

		Level 2 —		Level 3 —
	Level 1 —	Other Significant		Significant
	Quoted	Observable		Unobservable
Fund	Prices	Inputs		Inputs		Total

SPDR STOXX Europe 50 ETF	$264,487,713	$—		$—		$264,487,713
SPDR EURO STOXX 50 ETF	5,013,005,495	—		—		5,013,005,495
SPDR EURO STOXX Small Cap ETF	7,601,145	—	**	—		7,601,145
SPDR S&P Emerging Asia Pacific ETF	723,940,674	261,270		—	*	724,201,944
SPDR S&P Small Cap Emerging Asia Pacific ETF	4,467,438	20,939		8,373		4,496,750
SPDR S&P Russia ETF	22,991,148	31,087		—		23,022,235
SPDR S&P China ETF	1,050,374,951	2,527,317		294,148		1,053,196,416
SPDR S&P Emerging Markets ETF	299,306,226	186,991		—	*	299,493,217
SPDR S&P Emerging Markets Dividend ETF	583,603,194	—		—		583,603,194
SPDR S&P BRIC 40 ETF	163,337,493	—		—		163,337,493
SPDR S&P Emerging Europe ETF	66,585,603	87,534		—		66,673,137
SPDR S&P Emerging Latin America ETF	52,724,694	—		—	*	52,724,694
SPDR S&P Emerging Middle East & Africa ETF	65,623,178	7,083		—		65,630,261
SPDR S&P World ex-US ETF	868,264,175	39,277		—	*	868,303,452
SPDR S&P International Small Cap ETF	876,386,943	1,104,641		—	*	877,491,584
SPDR Dow Jones International Real Estate ETF	4,983,161,313	—	**	—		4,983,161,313
SPDR S&P Global Infrastructure ETF	127,898,055	—		—		127,898,055
SPDR S&P Global Natural Resources ETF	619,954,426	—		—		619,954,426
SPDR MSCI ACWI ex-US ETF	601,133,651	—		—		601,133,651
SPDR MSCI ACWI IMI ETF	67,001,258	—		—		67,001,258
SPDR MSCI EM 50 ETF	2,527,033	—		—		2,527,033
SPDR MSCI EM Beyond BRIC ETF	3,170,086	—		—		3,170,086
SPDR MSCI EAFE Quality Mix ETF	5,694,897	—		—		5,694,897
SPDR MSCI Emerging Markets Quality Mix ETF	5,923,815	—		—		5,923,815
SPDR MSCI World Quality Mix ETF	5,977,116	—		—		5,977,116
SPDR MSCI Australia Quality Mix ETF	5,538,852	—		—		5,538,852
SPDR MSCI Canada Quality Mix ETF	2,977,062	—		—		2,977,062
SPDR MSCI Germany Quality Mix ETF	5,361,552	—		—		5,361,552
SPDR MSCI Japan Quality Mix ETF	6,008,095	—		—		6,008,095
SPDR MSCI Mexico Quality Mix ETF	2,882,438	—		—		2,882,438
SPDR MSCI South Korea Quality Mix ETF	2,854,785	—		—		2,854,785
SPDR MSCI Spain Quality Mix ETF	8,256,022	—		—		8,256,022
SPDR MSCI Taiwan Quality Mix ETF	5,784,098	—		—		5,784,098
SPDR MSCI United Kingdom Quality Mix ETF	5,667,784	—		—		5,667,784
SPDR Russell/Nomura PRIME Japan ETF	30,801,929	—		—		30,801,929
SPDR Russell/Nomura Small Cap Japan ETF	85,656,877	—	**	—		85,656,877
SPDR S&P Global Dividend ETF	34,929,448	—		—		34,929,448
SPDR S&P International Dividend ETF	1,677,170,972	—		—		1,677,170,972
SPDR S&P International Mid Cap ETF	78,816,715	—	**	—		78,816,715

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2014

		Level 2 —		Level 3 —
	Level 1 —	Other Significant		Significant
	Quoted	Observable		Unobservable
Fund	Prices	Inputs		Inputs	Total

SPDR S&P Emerging Markets Small Cap ETF	$591,661,077	$2,165,807		$1,589,041	$595,415,925
SPDR Dow Jones Global Real Estate ETF	1,519,035,754	—	**	—	1,519,035,754
SPDR S&P International Consumer Discretionary Sector ETF	21,965,611	7,660		—	21,973,271
SPDR S&P International Consumer Staples Sector ETF	45,477,709	—		—	45,477,709
SPDR S&P International Energy Sector ETF	22,196,861	—		—	22,196,861
SPDR S&P International Financial Sector ETF	11,321,026	—		—	11,321,026
SPDR S&P International Health Care Sector ETF	70,997,728	—		—	70,997,728
SPDR S&P International Industrial Sector ETF	27,089,544	—		—	27,089,544
SPDR S&P International Materials Sector ETF	8,372,693	—		—	8,372,693
SPDR S&P International Technology Sector ETF	13,975,347	—		—	13,975,347
SPDR S&P International Telecommunications Sector ETF	47,015,046	—		—	47,015,046
SPDR S&P International Utilities Sector ETF	73,012,808	—		—	73,012,808

*	Fund held Level 3 securities that were valued at $0 at September 30, 2014.
**	Fund held Level 2 securities that were valued at $0 at September 30, 2014.

		Level 2 —	Level 3 —
	Level 1 —	Other Significant	Significant
	Quoted	Observable	Unobservable
Fund — Other Financial Instruments*	Prices	Inputs	Inputs	Total

SPDR S&P Emerging Markets ETF	$(49,393)	$—	$—	$(49,393)

*	Other Financial Instruments are derivative instruments not reflected in the Schedules of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

There were no material transfers between levels for the year ended September 30, 2014. The transfers that did occur were the result of fair value pricing using significant observable inputs for Level 2 securities and significant unobservable inputs for Level 3 securities.

Investment Income

Dividend income is recorded on the ex-dividend date, except for certain foreign dividends for which the Funds may not record until they receive notice of the dividend which could result in the Funds recording on pay date. Interest income is recorded on the accrual basis. The value of certain additional securities received as dividend payments is recorded as dividend income and as an increase to the cost basis of such securities.

Expenses

Advisory fees and other expenses, which are directly identifiable to a specific Fund, are applied to that Fund. Trustees’ fees and other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds.

Equalization

Certain Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2014

income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.

The SPDR EURO STOXX Small Cap ETF, SPDR S&P Emerging Asia Pacific ETF, SPDR S&P Small Cap Emerging Asia Pacific ETF, SPDR S&P Russia ETF, SPDR S&P China ETF, SPDR S&P Emerging Markets ETF, SPDR S&P BRIC 40 ETF, SPDR S&P Emerging Europe ETF, SPDR S&P Emerging Latin America ETF, SPDR S&P Emerging Middle East & Africa ETF, SPDR S&P World ex-US ETF, SPDR S&P International Small Cap ETF, SPDR S&P Global Infrastructure ETF, SPDR S&P Global Natural Resources ETF, SPDR MSCI ACWI ex-US ETF, SPDR MSCI ACWI IMI ETF, SPDR MSCI EM 50 ETF, SPDR MSCI EM Beyond BRIC ETF, SPDR MSCI EAFE Quality Mix ETF, SPDR MSCI Emerging Markets Quality Mix ETF, SPDR MSCI World Quality Mix ETF, SPDR MSCI Australia Quality Mix ETF, SPDR MSCI Canada Quality Mix ETF, SPDR MSCI Germany Quality Mix ETF, SPDR MSCI Japan Quality Mix ETF, SPDR MSCI Mexico Quality Mix ETF, SPDR MSCI South Korea Quality Mix ETF, SPDR MSCI Spain Quality Mix ETF, SPDR MSCI Taiwan Quality Mix ETF, SPDR MSCI United Kingdom Quality Mix ETF, SPDR Russell/Nomura PRIME Japan ETF, SPDR Russell/Nomura Small Cap Japan ETF, SPDR S&P International Mid Cap ETF and SPDR S&P Emerging Markets Small Cap ETF do not utilize equalization.

Investment Transactions

Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities and foreign exchange transactions are recorded on the identified cost basis. Corporate actions (including cash dividends) are recorded net of foreign tax withholdings on the ex-dividend date.

Foreign Currency Translation and Foreign Investments

Portfolio securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of transactions. The effects of changes in foreign currency exchange rates on portfolio investments are included in the net realized gain (loss) on investments and foreign currency transactions and unrealized gains and losses on investments and foreign currency translations on the Statements of Operations. Net gains and losses on foreign currency transactions include disposition of foreign currencies, and currency gains and losses between the accrual and receipt dates of portfolio investment income and between the trade and settlement dates of portfolio investment transactions.

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include revaluation of currencies and the risk of expropriation. Moreover, the markets for securities of many foreign companies and foreign governments may be less liquid and the prices of such securities may be more volatile than those of comparable U.S. companies and the U.S. government.

Some foreign markets in which the Funds invest are considered emerging markets. Investment in these emerging markets subjects a Fund to a greater risk of loss than investments in a developed market. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, higher levels of inflation, deflation or currency devaluation, greater risk of market shut down, and more governmental limitations on foreign investment policy than those typically found in a developed market.

Futures

SPDR S&P Emerging Markets ETF used futures contracts during the period in seeking to meet the Fund’s objectives. The Fund employs strategies in differing combinations to permit it to increase, decrease or change the level of exposure to market risk factors. The achievement of any strategy relating to derivatives depends on analysis of various risk factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2014

Equity risk relates to change in value of equity securities such as common stocks due to general market conditions, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, or adverse investor sentiment. Equity securities generally have greater price volatility than fixed income securities.

Futures contracts generally provide for the future sale by one party and purchase by another party of a specified commodity at a specified future time and at a specified price. Stock index futures contracts are settled periodically with a payment by one party to the other of a cash amount based on the difference between the level of the stock index specified in the contract from one day to the next. Futures contracts are standardized as to maturity date and underlying instrument and are traded on futures exchanges.

Futures traders are required to make a good faith margin deposit in cash or U.S. government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying commodity or payment of the cash settlement amount) if it is not terminated prior to the specified delivery date. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin deposits which may range upward from less than 5% of the value of the contract being traded.

After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional “variation” margin will be required. Conversely, change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. In such case, a Fund would expect to earn interest income on its margin deposits. Closing out an open futures position is done by taking an opposite position (“buying” a contract which has previously been “sold” or “selling” a contract previously “purchased”) in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract position is opened or closed.

Each Fund may use exchange-traded futures, together with positions in cash and money market instruments, to simulate full investment in its underlying benchmark index. Under such circumstances, the Adviser (as defined in Note 3) may seek to utilize other instruments that it believes to be correlated to the underlying index components or a subset of the components.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund’s ability to close out a futures contract prior to the settlement date and that a change in the value of a futures contract may not correlate exactly with the changes in the value of the underlying hedged security, index or currency. Risk of loss may exceed amounts recognized in the Statements of Assets and Liabilities.

A summary of the open futures contracts as of September 30, 2014 is included in a table following the Fund’s Schedule of Investments.

The following tables summarize the value of the Fund’s derivative instruments as of September 30, 2014 and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:

Asset Derivatives
		Interest	Foreign
		Rate	Exchange	Credit	Equity	Commodity	Other
		Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
		Risk	Risk	Risk	Risk	Risk	Risk	Total

SPDR S&P Emerging Markets ETF (a)	Futures Contract	$—	$—	$—	$227,783	$—	$—	$227,783

(a)	Initial margin deposit on futures

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2014

Liability Derivatives
		Interest	Foreign
		Rate	Exchange	Credit	Equity	Commodity	Other
		Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
		Risk	Risk	Risk	Risk	Risk	Risk	Total

SPDR S&P Emerging Markets ETF (a)	Futures Contract	$—	$—	$—	$49,393	$—	$—	$49,393

(a)	Payable for variation margin on futures contracts

Realized Gain (Loss)
		Interest	Foreign
		Rate	Exchange	Credit	Equity	Commodity	Other
		Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
		Risk	Risk	Risk	Risk	Risk	Risk	Total

SPDR S&P Emerging Markets ETF (a)	Futures Contract	$—	$—	$—	$148,868	$—	$—	$148,868

(a)	Net realized gain/loss on Futures.

Change In Appreciation (Depreciation)
		Interest	Foreign
		Rate	Exchange	Credit	Equity	Commodity	Other
		Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
		Risk	Risk	Risk	Risk	Risk	Risk	Total

SPDR S&P Emerging Markets ETF (a)	Futures Contract	$—	$—	$—	$(12,033)	$—	$—	$(12,033)

(a)	Net change in unrealized appreciation (depreciation) on Futures.

During the year ended September 30, 2014, average notional value related to futures contracts was $1,800,631 or 0.6% of net assets.

Federal Income Tax

The Funds have qualified and intend to continue to qualify for and elect treatment as “regulated investment companies” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of their net investment income and capital gains, if any, the Funds will not be subject to federal excise tax. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles. These book-tax differences are primarily due to differing treatments for tax equalization, in-kind transactions, foreign currencies, losses deferred due to wash sales and the realization of unrealized gains on investments in passive foreign investment companies.

Additionally, based on the Funds’ understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which the applicable Funds invest, the Funds will provide for foreign taxes and, where appropriate, deferred foreign taxes.

Accounting Standards Codification 740, Income Taxes (“ASC 740”) established financial accounting and disclosure requirements for recognition and measurement of tax positions taken, and whether those tax positions are more likely than not to be sustained upon examination by the applicable taxing authority based on the technical merits of the position. The Funds have not recognized any liabilities for unrecognized tax benefits, related to the current year or prior years impacting the NAVs of the Funds. The Funds may be subject to potential examinations by certain taxing

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2014

authorities for all open tax years (the current and prior years, as applicable). Any potential tax liability is also subject to ongoing interpretation of laws by taxing authorities. The tax treatment of the Funds’ investments may change over time based on factors including, but not limited to new tax laws, regulations, and interpretations thereof.

For the year ended September 30, 2014, the following Funds reclassified non-taxable security gains and losses realized on the in-kind redemption of Creation Units (Note 4) as an increase or decrease to paid in capital in the Statements of Assets and Liabilities as follows:

Net Gain (Loss)
Reclassified to
Paid in Capital

SPDR STOXX Europe 50 ETF	$5,397,574
SPDR EURO STOXX 50 ETF	203,234,289
SPDR EURO STOXX Small Cap ETF	—
SPDR S&P Emerging Asia Pacific ETF	3,357,696
SPDR S&P Small Cap Emerging Asia Pacific ETF	176,773
SPDR S&P Russia ETF	(5,180,580)
SPDR S&P China ETF	23,937,473
SPDR S&P Emerging Markets ETF	2,167,462
SPDR S&P Emerging Markets Dividend ETF	(858,176)
SPDR S&P BRIC 40 ETF	(1,826,127)
SPDR S&P Emerging Europe ETF	1,361,711
SPDR S&P Emerging Latin America ETF	(4,982,038)
SPDR S&P Emerging Middle East & Africa ETF	(132,545)
SPDR S&P World ex-US ETF	28,261,838
SPDR S&P International Small Cap ETF	15,923,473
SPDR Dow Jones International Real Estate ETF	22,420,433
SPDR S&P Global Infrastructure ETF	4,735,763
SPDR S&P Global Natural Resources ETF	5,969,679
SPDR MSCI ACWI ex-US ETF	5,729,519
SPDR MSCI ACWI IMI ETF	—
SPDR MSCI EM 50 ETF	399,682
SPDR MSCI EM Beyond BRIC ETF	198,946
SPDR MSCI EAFE Quality Mix ETF	—
SPDR MSCI Emerging Markets Quality Mix ETF	—
SPDR MSCI World Quality Mix ETF	—
SPDR MSCI Australia Quality Mix ETF	—
SPDR MSCI Canada Quality Mix ETF	52,312
SPDR MSCI Germany Quality Mix ETF	—
SPDR MSCI Japan Quality Mix ETF	—
SPDR MSCI Mexico Quality Mix ETF	—
SPDR MSCI South Korea Quality Mix ETF	—
SPDR MSCI Spain Quality Mix ETF	—
SPDR MSCI Taiwan Quality Mix ETF	—
SPDR MSCI United Kingdom Quality Mix ETF	—
SPDR Russell/Nomura PRIME Japan ETF	5,851,464

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2014

Net Gain (Loss)
Reclassified to
Paid in Capital

SPDR Russell/Nomura Small Cap Japan ETF	$3,221,733
SPDR S&P Global Dividend ETF	—
SPDR S&P International Dividend ETF	10,530,006
SPDR S&P International Mid Cap ETF	—
SPDR S&P Emerging Markets Small Cap ETF	(1,467,874)
SPDR Dow Jones Global Real Estate ETF	14,838,050
SPDR S&P International Consumer Discretionary Sector ETF	1,692,190
SPDR S&P International Consumer Staples Sector ETF	—
SPDR S&P International Energy Sector ETF	222,545
SPDR S&P International Financial Sector ETF	448,009
SPDR S&P International Health Care Sector ETF	3,963,037
SPDR S&P International Industrial Sector ETF	351,848
SPDR S&P International Materials Sector ETF	(269,046)
SPDR S&P International Technology Sector ETF	459,263
SPDR S&P International Telecommunications Sector ETF	1,986,452
SPDR S&P International Utilities Sector ETF	—

At September 30, 2014, the Funds had the following capital loss carryforwards which may be utilized to offset any net realized capital gains expiring September 30:

					Non-Expiring —	Non-Expiring —
	2016	2017	2018	2019	Short Term	Long Term

SPDR STOXX Europe 50 ETF	$—	$5,783,115	$6,195,941	$2,032,222	$1,089,650	$10,808,176
SPDR EURO STOXX 50 ETF	—	6,389,360	14,945,357	8,709,645	15,185,632	92,940,324
SPDR EURO STOXX Small Cap ETF	—	—	—	—	249,290	—
SPDR S&P Emerging Asia Pacific ETF	—	—	—	—	1,142,305	26,013,490
SPDR S&P Small Cap Emerging Asia Pacific ETF	—	—	—	—	—	—
SPDR S&P Russia ETF	—	—	—	—	1,523,061	1,891,833
SPDR S&P China ETF	—	2,685,375	3,455,043	20,718,358	8,734,321	53,123,393
SPDR S&P Emerging Markets ETF	—	—	—	—	582,498	9,140,080
SPDR S&P Emerging Markets Dividend ETF	—	—	—	362,314	57,555,780	42,523,992
SPDR S&P BRIC 40 ETF	—	399,946	37,661,979	9,992,324	4,310,093	38,087,235
SPDR S&P Emerging Europe ETF	—	5,912,354	8,992,073	9,348,438	1,163,263	15,231,635
SPDR S&P Emerging Latin America ETF	—	3,111,521	3,011,913	2,259,987	2,908,682	6,363,321
SPDR S&P Emerging Middle East & Africa ETF	—	1,967,866	10,818,456	1,720,229	557,995	7,902,508
SPDR S&P World ex-US ETF	—	—	—	—	—	—
SPDR S&P International Small Cap ETF	—	—	—	—	—	—
SPDR Dow Jones International Real Estate ETF	2,568,760	37,378,612	162,058,595	64,649,806	50,986,737	286,948,987
SPDR S&P Global Infrastructure ETF	—	246,762	3,044,553	1,744,492	—	10,575,681
SPDR S&P Global Natural Resources ETF	—	—	—	—	12,984,506	47,235,119
SPDR MSCI ACWI ex-US ETF	—	2,856,017	36,957,682	2,453,209	2,549,284	14,939,808

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2014

					Non-Expiring —	Non-Expiring —
	2016	2017	2018	2019	Short Term	Long Term

SPDR MSCI ACWI IMI ETF	$—	$—	$—	$—	$—	$—
SPDR MSCI EM 50 ETF	—	—	—	—	34,952	72,279
SPDR MSCI EM Beyond BRIC ETF	—	—	—	—	—	—
SPDR MSCI EAFE Quality Mix ETF	—	—	—	—	—	—
SPDR MSCI Emerging Markets Quality Mix ETF	—	—	—	—	—	—
SPDR MSCI World Quality Mix ETF	—	—	—	—	—	—
SPDR MSCI Australia Quality Mix ETF	—	—	—	—	—	—
SPDR MSCI Canada Quality Mix ETF	—	—	—	—	—	—
SPDR MSCI Germany Quality Mix ETF	—	—	—	—	3,817	—
SPDR MSCI Japan Quality Mix ETF	—	—	—	—	—	—
SPDR MSCI Mexico Quality Mix ETF	—	—	—	—	683	—
SPDR MSCI South Korea Quality Mix ETF	—	—	—	—	1,151	—
SPDR MSCI Spain Quality Mix ETF	—	—	—	—	3,063	—
SPDR MSCI Taiwan Quality Mix ETF	—	—	—	—	—	—
SPDR MSCI United Kingdom Quality Mix ETF	—	—	—	—	5	—
SPDR Russell/Nomura PRIME Japan ETF	—	367,543	574,285	91,148	—	596,806
SPDR Russell/Nomura Small Cap Japan ETF	—	1,812,297	3,384,327	20,536	159,130	2,823,295
SPDR S&P Global Dividend ETF	—	—	—	—	—	—
SPDR S&P International Dividend ETF	—	—	13,759,514	—	50,772,412	53,715,890
SPDR S&P International Mid Cap ETF	—	—	—	—	—	—
SPDR S&P Emerging Markets Small Cap ETF	—	—	—	—	—	26,981,515
SPDR Dow Jones Global Real Estate ETF	—	103,944	4,030,131	1,089,710	11,554,631	—
SPDR S&P International Consumer Discretionary Sector ETF	—	—	—	—	16,270	118
SPDR S&P International Consumer Staples Sector ETF	—	—	—	1,783	—	—
SPDR S&P International Energy Sector ETF	—	4,624	119,106	316,377	—	311,573
SPDR S&P International Financial Sector ETF	—	39,777	563,054	43,972	18,903	373,740
SPDR S&P International Health Care Sector ETF	—	—	—	—	—	—
SPDR S&P International Industrial Sector ETF	—	4,087	41,800	85,376	4,642	375,387
SPDR S&P International Materials Sector ETF	—	60,733	154,398	205,070	—	588,984
SPDR S&P International Technology Sector ETF	—	—	—	—	—	380,372
SPDR S&P International Telecommunications Sector ETF	—	2,618	97,364	213,502	85,247	1,387,435
SPDR S&P International Utilities Sector ETF	—	16,137	130,798	182,287	—	2,732,087

During the tax year ended June 30, 2014, the Funds utilized/expired capital loss carryforwards in the following amounts:

	Amount Utilized	Amount Expired

SPDR STOXX Europe 50 ETF	$—	$—
SPDR EURO STOXX 50 ETF	—	—
SPDR EURO STOXX Small Cap ETF	—	—

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2014

	Amount Utilized	Amount Expired

SPDR S&P Emerging Asia Pacific ETF	$—	$—
SPDR S&P Small Cap Emerging Asia Pacific ETF	—	—
SPDR S&P Russia ETF	—	—
SPDR S&P China ETF	—	—
SPDR S&P Emerging Markets ETF	—	—
SPDR S&P Emerging Markets Dividend ETF	—	—
SPDR S&P BRIC 40 ETF	—	—
SPDR S&P Emerging Europe ETF	—	—
SPDR S&P Emerging Latin America ETF	—	—
SPDR S&P Emerging Middle East & Africa ETF	—	—
SPDR S&P World ex-US ETF	5,052,440	—
SPDR S&P International Small Cap ETF	32,235,568	—
SPDR Dow Jones International Real Estate ETF	—	—
SPDR S&P Global Infrastructure ETF	—	—
SPDR S&P Global Natural Resources ETF	—	—
SPDR MSCI ACWI ex-US ETF	717,042	—
SPDR MSCI ACWI IMI ETF	—	—
SPDR MSCI EM 50 ETF	10,394	—
SPDR MSCI EM Beyond BRIC ETF	—	—
SPDR MSCI EAFE Quality Mix ETF	—	—
SPDR MSCI Emerging Markets Quality Mix ETF	—	—
SPDR MSCI World Quality Mix ETF	—	—
SPDR MSCI Australia Quality Mix ETF	—	—
SPDR MSCI Canada Quality Mix ETF	—	—
SPDR MSCI Germany Quality Mix ETF	—	—
SPDR MSCI Japan Quality Mix ETF	—	—
SPDR MSCI Mexico Quality Mix ETF	—	—
SPDR MSCI South Korea Quality Mix ETF	—	—
SPDR MSCI Spain Quality Mix ETF	—	—
SPDR MSCI Taiwan Quality Mix ETF	—	—
SPDR MSCI United Kingdom Quality Mix ETF	—	—
SPDR Russell/Nomura PRIME Japan ETF	—	—
SPDR Russell/Nomura Small Cap Japan ETF	—	—
SPDR S&P Global Dividend ETF	—	—
SPDR S&P International Dividend ETF	55,267,992	—
SPDR S&P International Mid Cap ETF	—	—
SPDR S&P Emerging Markets Small Cap ETF	5,866,081	—
SPDR Dow Jones Global Real Estate ETF	—	—
SPDR S&P International Consumer Discretionary Sector ETF	8,614	—
SPDR S&P International Consumer Staples Sector ETF	14,999	—
SPDR S&P International Energy Sector ETF	—	—
SPDR S&P International Financial Sector ETF	—	—

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2014

	Amount Utilized	Amount Expired

SPDR S&P International Health Care Sector ETF	$497,639	$—
SPDR S&P International Industrial Sector ETF	—	—
SPDR S&P International Materials Sector ETF	—	—
SPDR S&P International Technology Sector ETF	33,412	—
SPDR S&P International Telecommunications Sector ETF	—	—
SPDR S&P International Utilities Sector ETF	—	—

Under current tax laws, certain capital and foreign currency losses realized after October 31 and ordinary income losses realized after December 31, may be deferred and treated as occurring on the first day of the following fiscal year. The Funds elected for federal income tax purposes to defer the following current year post October 31 and post December 31 losses, as applicable, as though the losses were incurred on the first day of the next fiscal year:

	Post October	Late Year
	Capital Loss Deferral	Ordinary Loss Deferral

SPDR STOXX Europe 50 ETF	$—	$—
SPDR EURO STOXX 50 ETF	—	—
SPDR EURO STOXX Small Cap ETF	—	—
SPDR S&P Emerging Asia Pacific ETF	—	—
SPDR S&P Small Cap Emerging Asia Pacific ETF	—	—
SPDR S&P Russia ETF	—	—
SPDR S&P China ETF	—	—
SPDR S&P Emerging Markets ETF	—	—
SPDR S&P Emerging Markets Dividend ETF	—	—
SPDR S&P BRIC 40 ETF	—	—
SPDR S&P Emerging Europe ETF	—	—
SPDR S&P Emerging Latin America ETF	—	—
SPDR S&P Emerging Middle East & Africa ETF	—	—
SPDR S&P World ex-US ETF	—	—
SPDR S&P International Small Cap ETF	—	—
SPDR Dow Jones International Real Estate ETF	—	—
SPDR S&P Global Infrastructure ETF	—	—
SPDR S&P Global Natural Resources ETF	—	—
SPDR MSCI ACWI ex-US ETF	—	—
SPDR MSCI ACWI IMI ETF	—	—
SPDR MSCI EM 50 ETF	—	—
SPDR MSCI EM Beyond BRIC ETF	—	—
SPDR MSCI EAFE Quality Mix ETF	—	—
SPDR MSCI Emerging Markets Quality Mix ETF	—	—
SPDR MSCI World Quality Mix ETF	—	—
SPDR MSCI Australia Quality Mix ETF	—	—
SPDR MSCI Canada Quality Mix ETF	—	—
SPDR MSCI Germany Quality Mix ETF	—	—
SPDR MSCI Japan Quality Mix ETF	—	—
SPDR MSCI Mexico Quality Mix ETF	—	—

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2014

	Post October	Late Year
	Capital Loss Deferral	Ordinary Loss Deferral

SPDR MSCI South Korea Quality Mix ETF	$—	$—
SPDR MSCI Spain Quality Mix ETF	—	—
SPDR MSCI Taiwan Quality Mix ETF	—	—
SPDR MSCI United Kingdom Quality Mix ETF	—	—
SPDR Russell/Nomura PRIME Japan ETF	—	—
SPDR Russell/Nomura Small Cap Japan ETF	—	—
SPDR S&P Global Dividend ETF	—	—
SPDR S&P International Dividend ETF	—	—
SPDR S&P International Mid Cap ETF	—	—
SPDR S&P Emerging Markets Small Cap ETF	—	—
SPDR Dow Jones Global Real Estate ETF	—	—
SPDR S&P International Consumer Discretionary Sector ETF	—	—
SPDR S&P International Consumer Staples Sector ETF	(747)	—
SPDR S&P International Energy Sector ETF	—	—
SPDR S&P International Financial Sector ETF	—	—
SPDR S&P International Health Care Sector ETF	—	—
SPDR S&P International Industrial Sector ETF	—	—
SPDR S&P International Materials Sector ETF	—	—
SPDR S&P International Technology Sector ETF	—	—
SPDR S&P International Telecommunications Sector ETF	—	—
SPDR S&P International Utilities Sector ETF	—	—

For the year ended September 30, 2014, there were no significant differences between the book basis and the tax basis character of distributions to shareholders.

The tax character of distributions paid during the year ended September 30, 2014 was as follows:

	Ordinary	Long-Term	Tax Return
	Income	Capital Gains	of Capital

SPDR STOXX Europe 50 ETF	$12,279,995	$—	$—
SPDR EURO STOXX 50 ETF	165,590,424	—	—
SPDR EURO STOXX Small Cap ETF	16,160	—	—
SPDR S&P Emerging Asia Pacific ETF	6,695,981	—	—
SPDR S&P Small Cap Emerging Asia Pacific ETF	108,119	107,007	—
SPDR S&P Russia ETF	447,722	—	—
SPDR S&P China ETF	16,237,703	—	—
SPDR S&P Emerging Markets ETF	3,629,968	—	—
SPDR S&P Emerging Markets Dividend ETF	21,592,591	—	—
SPDR S&P BRIC 40 ETF	3,386,072	—	—
SPDR S&P Emerging Europe ETF	1,481,279	—	—
SPDR S&P Emerging Latin America ETF	1,382,090	—	—
SPDR S&P Emerging Middle East & Africa ETF	1,674,967	—	—
SPDR S&P World ex-US ETF	24,777,954	—	—
SPDR S&P International Small Cap ETF	23,935,017	—	—

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2014

	Ordinary	Long-Term	Tax Return
	Income	Capital Gains	of Capital

SPDR Dow Jones International Real Estate ETF	$207,509,734	$—	$—
SPDR S&P Global Infrastructure ETF	3,517,695	—	—
SPDR S&P Global Natural Resources ETF	12,447,584	—	—
SPDR MSCI ACWI ex-US ETF	16,800,571	—	—
SPDR MSCI ACWI IMI ETF	243,791	5,843	—
SPDR MSCI EM 50 ETF	55,039	—	—
SPDR MSCI EM Beyond BRIC ETF	29,342	—	—
SPDR MSCI EAFE Quality Mix ETF	3,253	—	—
SPDR MSCI Emerging Markets Quality Mix ETF	1,381	—	—
SPDR MSCI World Quality Mix ETF	4,196	—	—
SPDR MSCI Australia Quality Mix ETF	—	—	—
SPDR MSCI Canada Quality Mix ETF	2,368	—	—
SPDR MSCI Germany Quality Mix ETF	344	—	—
SPDR MSCI Japan Quality Mix ETF	—	—	—
SPDR MSCI Mexico Quality Mix ETF	—	—	—
SPDR MSCI South Korea Quality Mix ETF	—	—	—
SPDR MSCI Spain Quality Mix ETF	5,821	—	—
SPDR MSCI Taiwan Quality Mix ETF	—	—	—
SPDR MSCI United Kingdom Quality Mix ETF	610	—	—
SPDR Russell/Nomura PRIME Japan ETF	1,581,813	—	—
SPDR Russell/Nomura Small Cap Japan ETF	2,287,511	—	—
SPDR S&P Global Dividend ETF	774,129	—	—
SPDR S&P International Dividend ETF	71,478,207	—	—
SPDR S&P International Mid Cap ETF	2,637,058	1,688,485	—
SPDR S&P Emerging Markets Small Cap ETF	15,106,089	—	—
SPDR Dow Jones Global Real Estate ETF	40,259,506	—	—
SPDR S&P International Consumer Discretionary Sector ETF	441,020	—	—
SPDR S&P International Consumer Staples Sector ETF	1,023,722	—	—
SPDR S&P International Energy Sector ETF	554,858	—	—
SPDR S&P International Financial Sector ETF	339,282	—	—
SPDR S&P International Health Care Sector ETF	1,109,173	—	—
SPDR S&P International Industrial Sector ETF	544,065	—	—
SPDR S&P International Materials Sector ETF	262,845	—	—
SPDR S&P International Technology Sector ETF	206,790	—	—
SPDR S&P International Telecommunications Sector ETF	4,048,039	—	—
SPDR S&P International Utilities Sector ETF	2,223,595	—	—

The tax character of distributions paid during the year ended September 30, 2013 was as follows:

	Ordinary	Long-Term	Tax Return
	Income	Capital Gains	of Capital

SPDR STOXX Europe 50 ETF	$2,238,311	$—	$—
SPDR EURO STOXX 50 ETF	70,388,040	—	—

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2014

	Ordinary	Long-Term	Tax Return
	Income	Capital Gains	of Capital

SPDR S&P Emerging Asia Pacific ETF	$9,689,381	$—	$—
SPDR S&P Small Cap Emerging Asia Pacific ETF	242,692	—	—
SPDR S&P Russia ETF	1,635,671	—	—
SPDR S&P China ETF	22,082,234	—	—
SPDR S&P Emerging Markets ETF	4,153,364	—	—
SPDR S&P Emerging Markets Dividend ETF	25,279,698	—	—
SPDR S&P BRIC 40 ETF	8,143,671	—	—
SPDR S&P Emerging Europe ETF	3,277,881	—	—
SPDR S&P Emerging Latin America ETF	2,132,567	—	—
SPDR S&P Emerging Middle East & Africa ETF	1,967,723	—	—
SPDR S&P World ex-US ETF	14,411,748	—	—
SPDR S&P International Small Cap ETF	17,144,709	—	—
SPDR Dow Jones International Real Estate ETF	229,349,200	—	—
SPDR S&P Global Infrastructure ETF	2,633,933	—	—
SPDR S&P Global Natural Resources ETF	11,695,276	—	—
SPDR MSCI ACWI ex-US ETF	12,088,605	—	—
SPDR MSCI ACWI IMI ETF	129,190	—	—
SPDR MSCI EM 50 ETF	73,259	—	—
SPDR Russell/Nomura PRIME Japan ETF	236,411	—	—
SPDR Russell/Nomura Small Cap Japan ETF	1,106,374	—	—
SPDR S&P Global Dividend ETF	62,806	—	—
SPDR S&P International Dividend ETF	85,860,472	—	—
SPDR S&P International Mid Cap ETF	991,631	—	—
SPDR S&P Emerging Markets Small Cap ETF	20,055,509	—	—
SPDR Dow Jones Global Real Estate ETF	36,887,834	—	—
SPDR S&P International Consumer Discretionary Sector ETF	184,061	—	—
SPDR S&P International Consumer Staples Sector ETF	749,704	—	—
SPDR S&P International Energy Sector ETF	383,819	—	—
SPDR S&P International Financial Sector ETF	222,351	—	—
SPDR S&P International Health Care Sector ETF	880,788	—	—
SPDR S&P International Industrial Sector ETF	221,282	—	—
SPDR S&P International Materials Sector ETF	186,670	—	—
SPDR S&P International Technology Sector ETF	126,851	—	—
SPDR S&P International Telecommunications Sector ETF	1,278,960	—	—
SPDR S&P International Utilities Sector ETF	1,256,520	—	—

For the year ended September 30, 2014, significant differences between the book basis and the tax basis of components of net assets included differences in the net unrealized appreciation (depreciation) in the value of investments attributable to the tax deferral of losses on wash sales, the cumulative return of capital payment, PFICs (Passive Foreign Investment Companies), redemptions in-kind, dividend payables and the deferral of post-October losses.

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2014

As of September 30, 2014, the components of distributable earnings on a tax basis were as follows:

	Undistributed	Undistributed	Net Unrealized
	Ordinary	Long-Term	Appreciation
	Income	Capital Gains	(Depreciation)

SPDR STOXX Europe 50 ETF	$415,862	$—	$(5,577,890)
SPDR EURO STOXX 50 ETF	—	—	308,530,149
SPDR EURO STOXX Small Cap ETF	5,569	—	(1,150,606)
SPDR S&P Emerging Asia Pacific ETF	7,198,450	—	44,799,979
SPDR S&P Small Cap Emerging Asia Pacific ETF	241,028	59,054	(22,374)
SPDR S&P Russia ETF	545,747	—	(9,817,444)
SPDR S&P China ETF	9,254,682	—	(26,308,528)
SPDR S&P Emerging Markets ETF	2,684,059	—	(16,142,119)
SPDR S&P Emerging Markets Dividend ETF	7,806,287	—	(46,250,739)
SPDR S&P BRIC 40 ETF	2,149,733	—	(31,698,784)
SPDR S&P Emerging Europe ETF	1,196,687	—	(30,763,720)
SPDR S&P Emerging Latin America ETF	223,053	—	(18,613,613)
SPDR S&P Emerging Middle East & Africa ETF	616,384	—	(5,323,369)
SPDR S&P World ex-US ETF	7,581,286	—	66,752,161
SPDR S&P International Small Cap ETF	26,645,889	52,625,211	(77,398,818)
SPDR Dow Jones International Real Estate ETF	11,621,639	—	364,250,215
SPDR S&P Global Infrastructure ETF	726,329	—	1,519,449
SPDR S&P Global Natural Resources ETF	3,721,420	—	(24,683,638)
SPDR MSCI ACWI ex-US ETF	4,806,677	—	(14,061,609)
SPDR MSCI ACWI IMI ETF	293,414	—	492,044
SPDR MSCI EM 50 ETF	45,414	—	(177,739)
SPDR MSCI EM Beyond BRIC ETF	34,015	—	32,634
SPDR MSCI EAFE Quality Mix ETF	41,866	—	(313,936)
SPDR MSCI Emerging Markets Quality Mix ETF	63,429	—	(110,921)
SPDR MSCI World Quality Mix ETF	32,341	—	(37,737)
SPDR MSCI Australia Quality Mix ETF	108,451	—	(518,571)
SPDR MSCI Canada Quality Mix ETF	39,368	—	(30,260)
SPDR MSCI Germany Quality Mix ETF	2,601	—	(640,908)
SPDR MSCI Japan Quality Mix ETF	40,913	—	4,830
SPDR MSCI Mexico Quality Mix ETF	369	—	(116,794)
SPDR MSCI South Korea Quality Mix ETF	12,992	—	(157,475)
SPDR MSCI Spain Quality Mix ETF	87,744	—	(850,782)
SPDR MSCI Taiwan Quality Mix ETF	8,912	—	(225,587)
SPDR MSCI United Kingdom Quality Mix ETF	60,153	—	(352,091)
SPDR Russell/Nomura PRIME Japan ETF	721,701	—	(3,970,943)
SPDR Russell/Nomura Small Cap Japan ETF	184,003	—	(6,544,748)
SPDR S&P Global Dividend ETF	555,792	36,122	(310,925)
SPDR S&P International Dividend ETF	23,074,037	—	(54,027,191)
SPDR S&P International Mid Cap ETF	1,823,229	3,053,568	(814,103)
SPDR S&P Emerging Markets Small Cap ETF	9,871,571	—	(90,379,505)

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2014

	Undistributed	Undistributed	Net Unrealized
	Ordinary	Long-Term	Appreciation
	Income	Capital Gains	(Depreciation)

SPDR Dow Jones Global Real Estate ETF	$4,684,581	$—	$77,096,561
SPDR S&P International Consumer Discretionary Sector ETF	124,568	—	348,337
SPDR S&P International Consumer Staples Sector ETF	179,314	—	3,573,425
SPDR S&P International Energy Sector ETF	148,106	—	(2,138,435)
SPDR S&P International Financial Sector ETF	185,244	—	(936,007)
SPDR S&P International Health Care Sector ETF	123,277	—	12,577,187
SPDR S&P International Industrial Sector ETF	166,735	—	(126,005)
SPDR S&P International Materials Sector ETF	49,973	—	(3,558,614)
SPDR S&P International Technology Sector ETF	71,039	—	68,515
SPDR S&P International Telecommunications Sector ETF	396,091	—	(262,463)
SPDR S&P International Utilities Sector ETF	351,022	—	4,165,189

Distributions

The following Funds declare and distribute dividends from net investment income, if any, to shareholders quarterly: SPDR STOXX Europe 50 ETF, SPDR EURO STOXX 50 ETF, SPDR S&P Emerging Markets Dividend ETF, SPDR Dow Jones International Real Estate ETF, SPDR S&P Global Dividend ETF, SPDR S&P International Dividend ETF, SPDR Dow Jones Global Real Estate ETF, SPDR S&P International Consumer Discretionary Sector ETF, SPDR S&P International Consumer Staples Sector ETF, SPDR S&P International Energy Sector ETF, SPDR S&P International Financial Sector ETF, SPDR S&P International Health Care Sector ETF, SPDR S&P International Industrial Sector ETF, SPDR S&P International Materials Sector ETF, SPDR S&P International Technology Sector ETF, SPDR S&P International Telecommunications Sector ETF and SPDR S&P International Utilities Sector ETF. The following Funds declare and distribute dividends from net investment income, if any, to shareholders semi-annually: SPDR EURO STOXX Small Cap ETF, SPDR S&P Emerging Asia Pacific ETF, SPDR S&P Small Cap Emerging Asia Pacific ETF, SPDR S&P Russia ETF, SPDR S&P China ETF, SPDR S&P Emerging Markets ETF, SPDR S&P BRIC 40 ETF, SPDR S&P Emerging Europe ETF, SPDR S&P Emerging Latin America ETF, SPDR S&P Emerging Middle East & Africa ETF, SPDR S&P World ex-US ETF, SPDR S&P International Small Cap ETF, SPDR S&P Global Infrastructure ETF, SPDR S&P Global Natural Resources ETF, SPDR MSCI ACWI ex-US ETF, SPDR MSCI ACWI IMI ETF, SPDR MSCI EM 50 ETF, SPDR MSCI EM Beyond BRIC ETF, SPDR MSCI EAFE Quality Mix ETF, SPDR MSCI Emerging Markets Quality Mix ETF, SPDR MSCI World Quality Mix ETF, SPDR MSCI Australia Quality Mix ETF, SPDR MSCI Canada Quality Mix ETF, SPDR MSCI Germany Quality Mix ETF, SPDR MSCI Japan Quality Mix ETF, SPDR MSCI Mexico Quality Mix ETF, SPDR MSCI South Korea Quality Mix ETF, SPDR MSCI Spain Quality Mix ETF, SPDR MSCI Taiwan Quality Mix ETF, SPDR MSCI United Kingdom Quality Mix ETF, SPDR Russell/Nomura PRIME Japan ETF, SPDR Russell/Nomura Small Cap Japan ETF, SPDR S&P International Mid Cap ETF and SPDR S&P Emerging Markets Small Cap ETF. The Trust declares and distributes net realized capital gains, if any, at least annually. Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

3.	Related Party Fees and Transactions

Advisory Fee

The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”). As compensation for the services rendered, facilities furnished, and

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2014

expenses borne by the Adviser, each Fund pays the Adviser a fee accrued daily and paid quarterly, based on a percentage of each Fund’s average daily net assets as shown in the following table:

Annual Rate

SPDR STOXX Europe 50 ETF	0.29%
SPDR EURO STOXX 50 ETF	0.29
SPDR EURO STOXX Small Cap ETF	0.45
SPDR S&P Emerging Asia Pacific ETF	0.59
SPDR S&P Small Cap Emerging Asia Pacific ETF	0.65
SPDR S&P Russia ETF	0.59
SPDR S&P China ETF	0.59
SPDR S&P Emerging Markets ETF	0.59
SPDR S&P Emerging Markets Dividend ETF	0.59
SPDR S&P BRIC 40 ETF	0.50
SPDR S&P Emerging Europe ETF	0.59
SPDR S&P Emerging Latin America ETF	0.59
SPDR S&P Emerging Middle East & Africa ETF	0.59
SPDR S&P World ex-US ETF	0.34
SPDR S&P International Small Cap ETF	0.59
SPDR Dow Jones International Real Estate ETF	0.59
SPDR S&P Global Infrastructure ETF	0.40
SPDR S&P Global Natural Resources ETF	0.40
SPDR MSCI ACWI ex-US ETF	0.34
SPDR MSCI ACWI IMI ETF	0.25
SPDR MSCI EM 50 ETF	0.50
SPDR MSCI EM Beyond BRIC ETF	0.55
SPDR MSCI EAFE Quality Mix ETF	0.30
SPDR MSCI Emerging Markets Quality Mix ETF	0.30
SPDR MSCI World Quality Mix ETF	0.30
SPDR MSCI Australia Quality Mix ETF	0.30
SPDR MSCI Canada Quality Mix ETF	0.30
SPDR MSCI Germany Quality Mix ETF	0.30
SPDR MSCI Japan Quality Mix ETF	0.30
SPDR MSCI Mexico Quality Mix ETF	0.40
SPDR MSCI South Korea Quality Mix ETF	0.40
SPDR MSCI Spain Quality Mix ETF	0.30
SPDR MSCI Taiwan Quality Mix ETF	0.40
SPDR MSCI United Kingdom Quality Mix ETF	0.30
SPDR Russell/Nomura PRIME Japan ETF	0.50
SPDR Russell/Nomura Small Cap Japan ETF	0.55
SPDR S&P Global Dividend ETF	0.40
SPDR S&P International Dividend ETF	0.45
SPDR S&P International Mid Cap ETF	0.45
SPDR S&P Emerging Markets Small Cap ETF	0.65

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2014

Annual Rate

SPDR Dow Jones Global Real Estate ETF	0.50%
SPDR S&P International Consumer Discretionary Sector ETF	0.50
SPDR S&P International Consumer Staples Sector ETF	0.50
SPDR S&P International Energy Sector ETF	0.50
SPDR S&P International Financial Sector ETF	0.50
SPDR S&P International Health Care Sector ETF	0.50
SPDR S&P International Industrial Sector ETF	0.50
SPDR S&P International Materials Sector ETF	0.50
SPDR S&P International Technology Sector ETF	0.50
SPDR S&P International Telecommunications Sector ETF	0.50
SPDR S&P International Utilities Sector ETF	0.50

The Adviser pays all operating expenses of each Fund other than the advisory fee, brokerage, taxes, interest, fees and expenses of the Independent Trustees (including any Trustee’s counsel fees), litigation expenses, acquired fund fees and expenses and other extraordinary expenses.

During the year ended September 30, 2014 the Adviser made a contribution of $9,863 to the SPDR EURO STOXX Small Cap ETF in connection with a portfolio investment matter. This amount can be found on the Statments of Changes in Net Assets.

State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, receives fees for its services as Custodian, Administrator and Transfer Agent from the Adviser.

State Street also acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated November 28, 2007. Proceeds collected by State Street on investment of cash collateral or any fee income is allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street. In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Prime Portfolio (“Prime Portfolio”) for which SSgA FM serves as investment adviser. Prime Portfolio is a series of State Street Navigator Securities Lending Trust, a registered investment company under the 1940 Act, and operates as a money market fund in compliance with Rule 2a-7 under the 1940 Act. See Note 8 for additional information regarding securities lending.

For the year ended September 30, 2014, State Street earned securities lending agent fees from the following Funds:

Securities Lending
Agent Fees

SPDR STOXX Europe 50 ETF	$23,090
SPDR EURO STOXX 50 ETF	1,100,314
SPDR EURO STOXX Small Cap ETF	—
SPDR S&P Emerging Asia Pacific ETF	35,048
SPDR S&P Small Cap Emerging Asia Pacific ETF	758
SPDR S&P Russia ETF	135
SPDR S&P China ETF	238,250
SPDR S&P Emerging Markets ETF	16,007
SPDR S&P Emerging Markets Dividend ETF	140,745
SPDR S&P BRIC 40 ETF	4,121
SPDR S&P Emerging Europe ETF	901

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2014

Securities Lending
Agent Fees

SPDR S&P Emerging Latin America ETF	$4,636
SPDR S&P Emerging Middle East & Africa ETF	6,606
SPDR S&P World ex-US ETF	108,859
SPDR S&P International Small Cap ETF	166,737
SPDR Dow Jones International Real Estate ETF	246,152
SPDR S&P Global Infrastructure ETF	12,167
SPDR S&P Global Natural Resources ETF	45,807
SPDR MSCI ACWI ex-US ETF	60,801
SPDR MSCI ACWI IMI ETF	1,670
SPDR MSCI EM 50 ETF	181
SPDR MSCI EM Beyond BRIC ETF	39
SPDR MSCI EAFE Quality Mix ETF	—
SPDR MSCI Emerging Markets Quality Mix ETF	—
SPDR MSCI World Quality Mix ETF	—
SPDR MSCI Australia Quality Mix ETF	—
SPDR MSCI Canada Quality Mix ETF	—
SPDR MSCI Germany Quality Mix ETF	—
SPDR MSCI Japan Quality Mix ETF	—
SPDR MSCI Mexico Quality Mix ETF	—
SPDR MSCI South Korea Quality Mix ETF	—
SPDR MSCI Spain Quality Mix ETF	—
SPDR MSCI Taiwan Quality Mix ETF	—
SPDR MSCI United Kingdom Quality Mix ETF	—
SPDR Russell/Nomura PRIME Japan ETF	4,430
SPDR Russell/Nomura Small Cap Japan ETF	16,638
SPDR S&P Global Dividend ETF	4,865
SPDR S&P International Dividend ETF	479,481
SPDR S&P International Mid Cap ETF	7,835
SPDR S&P Emerging Markets Small Cap ETF	185,268
SPDR Dow Jones Global Real Estate ETF	46,040
SPDR S&P International Consumer Discretionary Sector ETF	2,327
SPDR S&P International Consumer Staples Sector ETF	2,752
SPDR S&P International Energy Sector ETF	2,856
SPDR S&P International Financial Sector ETF	1,265
SPDR S&P International Health Care Sector ETF	3,886
SPDR S&P International Industrial Sector ETF	2,451
SPDR S&P International Materials Sector ETF	754
SPDR S&P International Technology Sector ETF	1,761
SPDR S&P International Telecommunications Sector ETF	4,598
SPDR S&P International Utilities Sector ETF	9,927

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2014

Distributor

State Street Global Markets, LLC (the “Distributor”), an affiliate of the Adviser, acts as the principal underwriter of each Fund pursuant to a principal underwriting contract with the Trust. The Distributor may enter into agreements with other broker-dealers (affiliated and non-affiliated) and other financial institutions to authorize them to sell Shares.

The Distributor has established an assisted trading program to aid Authorized Participants (each a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC or a DTC Participant that has entered into a Participant Agreement) in certain creation and redemption activities for which the Distributor receives commissions from Authorized Participants. In addition, the Distributor receives compensation from State Street associated with on-line creation and redemption activity of Authorized Participants.

Trustees’ Fees

Effective July 1, 2014, the Trust, SSgA Master Trust, SSgA Active ETF Trust and SPDR Series Trust (together, the “Trusts”) pay, in the aggregate, each Independent Trustee an annual fee of $185,000 plus $10,000 per in-person meeting attended and $1,250 for each telephonic or video conference meeting attended. The Chairman of the Board receives an additional annual fee of $50,000 and the Chairman of the Audit Committee receives an additional annual fee of $20,000. The Trust also reimburses each Independent Trustee for travel and other out-of-pocket expenses incurred by him/her in connection with attending such meetings and in connection with attending industry seminars and meetings. Trustee fees are allocated among the Trusts and each of their respective series in such a manner as deemed equitable, taking into consideration the relative net assets of the series.

Prior to July 1, 2014, the Trusts paid, in the aggregate, each Independent Trustee an annual fee of $170,000 plus $10,000 per in-person meeting attended and $1,250 for each telephonic or video conference meeting attended. The Chairman of the Board received an additional annual fee of $50,000 and the Chairman of the Audit Committee received an additional annual fee of $20,000. The Trust also reimbursed each Independent Trustee for travel and other out-of-pocket expenses incurred by him/her in connection with attending such meetings and in connection with attending industry seminars and meetings. Trustee fees were allocated among the Trusts and each of their respective series in such a manner as deemed equitable, taking into consideration the relative net assets of the series.

Transactions with Affiliates

The following Funds invested in an affiliated company, State Street Corp. Amounts relating to this investment at September 30, 2014, and for the period then ended are:

	Number of							Number of
	Shares Held	Cost at	Value at	Purchased		Sold		Shares Held	Value at	Dividend	Realized
	at 9/30/13	9/30/13	9/30/13	Cost	Shares	Proceeds	Shares	at 9/30/14	9/30/14	Income	Gain

SPDR MSCI ACWI IMI ETF	100	$4,146	$6,575	$57,006	832	$—	—	932	$68,605	$447	$—
SPDR MSCI World Quality Mix ETF	—	—	—	2,388	36	—	—	36	2,650	22	—

Each Fund may invest in certain money market funds managed by the Adviser, including the State Street Institutional Liquid Reserves Fund - Premier Class (formerly Institutional Class) (“Liquid Reserves Fund”), a series of State Street Institutional Investment Trust. The Liquid Reserves Fund is a feeder fund in a master/feeder fund structure that invests substantially all of its assets in the State Street Money Market Portfolio (“Master Portfolio”). The Liquid Reserves Fund does not pay an investment advisory fee to the Adviser, but the Master Portfolio in which it invests pays an investment advisory fee to the Adviser. The Liquid Reserves Fund intends to declare dividends on shares from net investment income daily and pay them as of the last business day of each month. All income distributions earned by the Funds from affiliated money market funds are recorded as dividend income on securities of affiliated issuers in the accompanying Statements of Operations. In addition, cash collateral from lending activities is invested in State Street Navigator Securities Lending Prime Portfolio (“Prime Portfolio”), for which SSgA FM serves as the investment adviser.

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2014

Amounts related to investments in Liquid Reserves Fund and/or Prime Portfolio at September 30, 2014 and for the period then ended are:

	Value at	Purchased		Sold		Value at
Liquid Reserves Fund	9/30/13	Cost	Shares	Proceeds	Shares	9/30/14	Income

SPDR STOXX Europe 50 ETF	$501,528	$14,212,322	14,212,322	$13,448,306	13,448,306	$1,265,544	$227
SPDR EURO STOXX 50 ETF	7,923,052	189,508,112	189,508,112	185,743,397	185,743,397	11,687,767	2,836
SPDR EURO STOXX Small Cap ETF	—	263,034	263,034	251,325	251,325	11,709	5
SPDR S&P Emerging Asia Pacific ETF	1,452,271	25,691,518	25,691,518	22,500,269	22,500,269	4,643,520	549
SPDR S&P Small Cap Emerging Asia Pacific ETF	361	1,385,268	1,385,268	1,385,629	1,385,629	—	28
SPDR S&P Russia ETF	—	1,461,744	1,461,744	1,423,502	1,423,502	38,242	149
SPDR S&P China ETF	15,502	11,577,762	11,577,762	10,645,221	10,645,221	948,043	418
SPDR S&P Emerging Markets ETF	1,227,230	26,218,941	26,218,941	24,845,014	24,845,014	2,601,157	982
SPDR S&P Emerging Markets Dividend ETF	8,225,333	39,073,833	39,073,833	38,378,397	38,378,397	8,920,769	731
SPDR S&P BRIC 40 ETF	762,677	7,247,535	7,247,535	7,483,796	7,483,796	526,416	296
SPDR S&P Emerging Europe ETF	42,146	6,800,664	6,800,664	6,837,828	6,837,828	4,982	108
SPDR S&P Emerging Latin America ETF	115,178	2,503,929	2,503,929	2,619,107	2,619,107	—	97
SPDR S&P Emerging Middle East & Africa ETF	1,692	2,036,244	2,036,244	2,037,936	2,037,936	—	69
SPDR S&P World ex-US ETF	1,104,348	36,410,812	36,410,812	37,515,160	37,515,160	—	646
SPDR S&P International Small Cap ETF	480,956	54,598,589	54,598,589	53,266,170	53,266,170	1,813,375	1,505
SPDR Dow Jones International Real Estate ETF	35,547,697	267,042,228	267,042,228	267,653,915	267,653,915	34,936,010	4,538
SPDR S&P Global Infrastructure ETF	54,923	5,491,615	5,491,615	5,474,556	5,474,556	71,982	110
SPDR S&P Global Natural Resources ETF	1,162,069	22,739,849	22,739,849	22,523,885	22,523,885	1,378,033	877
SPDR MSCI ACWI ex-US ETF	822,596	25,484,575	25,484,575	26,134,222	26,134,222	172,949	545
SPDR MSCI ACWI IMI ETF	31,336	647,242	647,242	527,573	527,573	151,005	68
SPDR MSCI EM 50 ETF	7,495	372,286	372,286	379,515	379,515	266	5
SPDR MSCI EM Beyond BRIC ETF	—	3,547,478	3,547,478	3,547,478	3,547,478	—	22
SPDR MSCI EAFE Quality Mix ETF	—	9,189	9,189	7,850	7,850	1,339	1
SPDR MSCI Emerging Markets Quality Mix ETF	—	721,212	721,212	711,699	711,699	9,513	2
SPDR MSCI World Quality Mix ETF	—	80,845	80,845	70,580	70,580	10,265	4
SPDR MSCI Australia Quality Mix ETF	—	206	206	206	206	—	—
SPDR MSCI Canada Quality Mix ETF	—	5,497	5,497	3,485	3,485	2,012	—
SPDR MSCI Germany Quality Mix ETF	—	6,000,011	6,000,011	5,999,289	5,999,289	722	11
SPDR MSCI Japan Quality Mix ETF	—	20,163	20,163	19,154	19,154	1,009	3
SPDR MSCI Mexico Quality Mix ETF	—	479	479	—	—	479	—
SPDR MSCI South Korea Quality Mix ETF	—	5,570	5,570	—	—	5,570	—
SPDR MSCI Spain Quality Mix ETF	—	55,926	55,926	55,920	55,920	6	1
SPDR MSCI Taiwan Quality Mix ETF	—	44,583	44,583	8,757	8,757	35,826	1
SPDR MSCI United Kingdom Quality Mix ETF	—	27,209	27,209	19,058	19,058	8,151	4
SPDR Russell/Nomura PRIME Japan ETF	218,191	1,859,136	1,859,136	2,055,486	2,055,486	21,841	60
SPDR Russell/Nomura Small Cap Japan ETF	98,208	2,629,529	2,629,529	2,630,974	2,630,974	96,763	87
SPDR S&P Global Dividend ETF	61,163	1,336,186	1,336,186	1,137,969	1,137,969	259,380	23
SPDR S&P International Dividend ETF	16,704,185	123,903,517	123,903,517	126,355,070	126,355,070	14,252,632	1,677
SPDR S&P International Mid Cap ETF	91,706	5,151,066	5,151,066	5,206,770	5,206,770	36,002	62
SPDR S&P Emerging Markets Small Cap ETF	9,061,414	87,271,127	87,271,127	96,332,541	96,332,541	—	1,277
SPDR Dow Jones Global Real Estate ETF	8,826,471	73,967,430	73,967,430	69,095,105	69,095,105	13,698,796	1,542
SPDR S&P International Consumer Discretionary Sector ETF	27,262	410,233	410,233	386,069	386,069	51,426	36
SPDR S&P International Consumer Staples Sector ETF	201,536	1,558,771	1,558,771	1,514,592	1,514,592	245,715	43

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2014

	Value at	Purchased		Sold		Value at
Liquid Reserves Fund	9/30/13	Cost	Shares	Proceeds	Shares	9/30/14	Income

SPDR S&P International Energy Sector ETF	$125,388	$669,882	669,882	$654,455	654,455	$140,815	$17
SPDR S&P International Financial Sector ETF	28,813	523,565	523,565	421,626	421,626	130,752	19
SPDR S&P International Health Care Sector ETF	109,397	1,582,724	1,582,724	1,601,608	1,601,608	90,513	23
SPDR S&P International Industrial Sector ETF	63,911	971,044	971,044	990,577	990,577	44,378	30
SPDR S&P International Materials Sector ETF	48,218	318,871	318,871	304,899	304,899	62,190	13
SPDR S&P International Technology Sector ETF	32,199	350,665	350,665	376,755	376,755	6,109	14
SPDR S&P International Telecommunications Sector ETF	433,837	4,951,580	4,951,580	5,122,535	5,122,535	262,882	95
SPDR S&P International Utilities Sector ETF	405,720	2,767,198	2,767,198	2,618,866	2,618,866	554,052	49

	Value at	Purchased		Sold		Value at	Income from
Prime Portfolio	9/30/13	Cost	Shares	Proceeds	Shares	9/30/14	Cash Collateral

SPDR STOXX Europe 50 ETF	$2,491,832	$134,551,984	134,551,984	$133,976,222	133,976,222	$3,067,594	$115,096
SPDR EURO STOXX 50 ETF	115,479,471	3,339,042,821	3,339,042,821	3,395,954,727	3,395,954,727	58,567,565	5,939,247
SPDR EURO STOXX Small Cap ETF	—	—	—	—	—	—	—
SPDR S&P Emerging Asia Pacific ETF	21,583,792	121,096,208	121,096,208	105,410,413	105,410,413	37,269,587	195,596
SPDR S&P Small Cap Emerging Asia Pacific ETF	81,345	595,513	595,513	554,906	554,906	121,952	4,281
SPDR S&P Russia ETF	447,919	5,700,779	5,700,779	6,148,698	6,148,698	—	744
SPDR S&P China ETF	100,375,105	277,693,231	277,693,231	270,068,493	270,068,493	107,999,843	1,330,155
SPDR S&P Emerging Markets ETF	15,039,490	76,831,239	76,831,239	75,649,955	75,649,955	16,220,774	89,543
SPDR S&P Emerging Markets Dividend ETF	64,648,844	277,549,462	277,549,462	255,903,071	255,903,071	86,295,235	792,878
SPDR S&P BRIC 40 ETF	11,751,632	130,174,225	130,174,225	134,441,331	134,441,331	7,484,526	23,351
SPDR S&P Emerging Europe ETF	3,486,432	17,480,922	17,480,922	20,967,354	20,967,354	—	5,102
SPDR S&P Emerging Latin America ETF	11,046,198	65,849,917	65,849,917	73,196,161	73,196,161	3,699,954	26,237
SPDR S&P Emerging Middle East & Africa ETF	8,586,936	38,093,541	38,093,541	44,123,287	44,123,287	2,557,190	34,273
SPDR S&P World ex-US ETF	56,101,398	261,281,871	261,281,871	271,394,584	271,394,584	45,988,685	576,765
SPDR S&P International Small Cap ETF	89,616,860	203,521,877	203,521,877	204,560,831	204,560,831	88,577,906	936,322
SPDR Dow Jones International Real Estate ETF	106,184,532	1,831,730,616	1,831,730,616	1,887,628,439	1,887,628,439	50,286,709	1,387,129
SPDR S&P Global Infrastructure ETF	8,057,213	205,133,372	205,133,372	197,270,603	197,270,603	15,919,982	65,870
SPDR S&P Global Natural Resources ETF	31,623,253	507,774,924	507,774,924	513,501,156	513,501,156	25,897,021	247,323
SPDR MSCI ACWI ex-US ETF	39,684,611	205,568,133	205,568,133	217,140,413	217,140,413	28,112,331	326,978
SPDR MSCI ACWI IMI ETF	869,026	45,204,269	45,204,269	36,353,832	36,353,832	9,719,463	9,329
SPDR MSCI EM 50 ETF	92,838	5,130,070	5,130,070	5,081,099	5,081,099	141,809	1,000
SPDR MSCI EM Beyond BRIC ETF	—	640,570	640,570	573,295	573,295	67,275	225
SPDR MSCI EAFE Quality Mix ETF	—	—	—	—	—	—	—
SPDR MSCI Emerging Markets Quality Mix ETF	—	—	—	—	—	—	—
SPDR MSCI World Quality Mix ETF	—	—	—	—	—	—	—
SPDR MSCI Australia Quality Mix ETF	—	—	—	—	—	—	—
SPDR MSCI Canada Quality Mix ETF	—	—	—	—	—	—	—
SPDR MSCI Germany Quality Mix ETF	—	—	—	—	—	—	—
SPDR MSCI Japan Quality Mix ETF	—	—	—	—	—	—	—
SPDR MSCI Mexico Quality Mix ETF	—	—	—	—	—	—	—
SPDR MSCI South Korea Quality Mix ETF	—	—	—	—	—	—	—
SPDR MSCI Spain Quality Mix ETF	—	—	—	—	—	—	—
SPDR MSCI Taiwan Quality Mix ETF	—	—	—	—	—	—	—
SPDR MSCI United Kingdom Quality Mix ETF	—	—	—	—	—	—	—

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2014

	Value at	Purchased		Sold		Value at	Income from
Prime Portfolio	9/30/13	Cost	Shares	Proceeds	Shares	9/30/14	Cash Collateral

SPDR Russell/Nomura PRIME Japan ETF	$28,480,765	$31,339,676	31,339,676	$55,897,181	55,897,181	$3,923,260	$25,005
SPDR Russell/Nomura Small Cap Japan ETF	20,324,113	26,525,239	26,525,239	33,449,183	33,449,183	13,400,169	93,601
SPDR S&P Global Dividend ETF	1,642,756	24,392,298	24,392,298	20,405,738	20,405,738	5,629,316	25,410
SPDR S&P International Dividend ETF	169,072,196	886,716,553	886,716,553	836,102,360	836,102,360	219,686,389	2,607,393
SPDR S&P International Mid Cap ETF	5,111,266	22,309,301	22,309,301	18,775,087	18,775,087	8,645,480	43,362
SPDR S&P Emerging Markets Small Cap ETF	32,762,843	103,889,226	103,889,226	112,442,345	112,442,345	24,209,724	791,286
SPDR Dow Jones Global Real Estate ETF	36,032,319	483,414,075	483,414,075	483,414,792	483,414,792	36,031,602	260,269
SPDR S&P International Consumer Discretionary Sector ETF	586,985	8,833,016	8,833,016	5,783,979	5,783,979	3,636,022	10,736
SPDR S&P International Consumer Staples Sector ETF	431,089	18,883,671	18,883,671	16,700,386	16,700,386	2,614,374	15,318
SPDR S&P International Energy Sector ETF	848,710	20,811,741	20,811,741	18,726,382	18,726,382	2,934,069	15,041
SPDR S&P International Financial Sector ETF	319,909	5,875,359	5,875,359	5,751,429	5,751,429	443,839	6,392
SPDR S&P International Health Care Sector ETF	301,903	18,502,455	18,502,455	13,553,826	13,553,826	5,250,532	21,361
SPDR S&P International Industrial Sector ETF	284,325	11,730,210	11,730,210	9,197,417	9,197,417	2,817,118	12,504
SPDR S&P International Materials Sector ETF	532,054	5,107,864	5,107,864	4,848,995	4,848,995	790,923	4,240
SPDR S&P International Technology Sector ETF	139,316	9,004,432	9,004,432	7,703,342	7,703,342	1,440,406	8,107
SPDR S&P International Telecommunications Sector ETF	1,185,249	20,609,294	20,609,294	18,303,546	18,303,546	3,490,997	24,618
SPDR S&P International Utilities Sector ETF	1,320,157	36,238,654	36,238,654	34,543,102	34,543,102	3,015,709	51,281

4.	Shareholder Transactions

Shares are issued and redeemed by a Fund only in Creation Unit size aggregations of 50,000 shares for SPDR STOXX Europe 50 ETF, SPDR EURO STOXX 50 ETF, SPDR EURO STOXX Small Cap ETF, SPDR S&P Small Cap Emerging Asia Pacific ETF, SPDR S&P Russia ETF, SPDR S&P Emerging Markets Dividend ETF, SPDR S&P Global Natural Resources ETF, SPDR MSCI EM 50 ETF, SPDR MSCI EM Beyond BRIC ETF, SPDR MSCI Australia Quality Mix ETF , SPDR MSCI Canada Quality Mix ETF, SPDR MSCI Germany Quality Mix ETF, SPDR MSCI Japan Quality Mix ETF, SPDR MSCI Spain Quality Mix ETF, SPDR MSCI United Kingdom Quality Mix ETF, SPDR Russell/Nomura Small Cap Japan ETF, SPDR S&P Global Dividend ETF, SPDR S&P International Mid Cap ETF, SPDR S&P International Consumer Discretionary Sector ETF, SPDR S&P International Consumer Staples Sector ETF, SPDR S&P International Energy Sector ETF, SPDR S&P International Financial Sector ETF, SPDR S&P International Health Care Sector ETF, SPDR S&P International Industrial Sector ETF, SPDR S&P International Materials Sector ETF, SPDR S&P International Technology Sector ETF, SPDR S&P International Telecommunications Sector ETF and SPDR S&P International Utilities Sector ETF and 100,000 shares for SPDR S&P Emerging Asia Pacific ETF, SPDR S&P China ETF, SPDR S&P Emerging Markets ETF, SPDR S&P BRIC 40 ETF, SPDR S&P Emerging Europe ETF, SPDR S&P Emerging Latin America ETF, SPDR S&P Emerging Middle East & Africa ETF, SPDR S&P International Small Cap ETF, SPDR Dow Jones International Real Estate ETF, SPDR S&P Global Infrastructure ETF, SPDR MSCI ACWI IMI ETF, SPDR MSCI EAFE Quality Mix ETF, SPDR MSCI Emerging Markets Quality Mix ETF , SPDR MSCI World Quality Mix ETF , SPDR MSCI Mexico Quality Mix ETF, SPDR MSCI South Korea Quality Mix ETF, SPDR MSCI Taiwan Quality Mix ETF, SPDR S&P International Dividend ETF, SPDR S&P Emerging Markets Small Cap ETF, and SPDR Dow Jones Global Real Estate ETF and 200,000 shares for SPDR S&P World ex-US ETF, SPDR MSCI ACWI ex-US ETF and SPDR Russell/Nomura PRIME Japan ETF. Such transactions are generally on an in-kind basis, with a separate cash payment, which is a balancing cash component to equate the transaction to the net asset value per unit of the Funds on the transaction date. Transaction fees ranging from $500 to $12,000 per Creation Unit for each Fund, regardless of the number of Creation Units that are created or redeemed on the same day, are charged to those persons creating or redeeming Creation Units. An additional variable fee may be charged for certain transactions. Transaction

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2014

fees are received by the Trust and/or Custodian and used to defray related expenses. The Custodian also receives amounts earned on cash collateral provided by Authorized Participants pending delivery of missing deposit securities.

5.	Aggregate Unrealized Appreciation and Depreciation

The identified cost of investments in securities owned by each Fund for federal income tax purposes and the gross unrealized appreciation and depreciation at September 30, 2014 was as follows:

		Gross	Gross	Net Unrealized
	Identified	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)

SPDR STOXX Europe 50 ETF	$270,025,972	$11,930,973	$17,469,232	$(5,538,259)
SPDR EURO STOXX 50 ETF	4,704,257,990	380,880,971	72,133,466	308,747,505
SPDR EURO STOXX Small Cap ETF	8,751,482	48,411	1,198,748	(1,150,337)
SPDR S&P Emerging Asia Pacific ETF	678,466,146	104,246,735	58,510,937	45,735,798
SPDR S&P Small Cap Emerging Asia Pacific ETF	4,502,936	312,940	319,126	(6,186)
SPDR S&P Russia ETF	32,839,680	132,215	9,949,660	(9,817,445)
SPDR S&P China ETF	1,079,500,379	112,392,174	138,696,137	(26,303,963)
SPDR S&P Emerging Markets ETF	315,249,885	28,231,016	43,987,684	(15,756,668)
SPDR S&P Emerging Markets Dividend ETF	629,636,719	22,210,532	68,244,057	(46,033,525)
SPDR S&P BRIC 40 ETF	195,035,282	13,569,388	45,267,177	(31,697,789)
SPDR S&P Emerging Europe ETF	97,429,523	2,816,079	33,572,465	(30,756,386)
SPDR S&P Emerging Latin America ETF	71,334,886	6,167,978	24,778,170	(18,610,192)
SPDR S&P Emerging Middle East & Africa ETF	70,941,028	11,433,074	16,743,841	(5,310,767)
SPDR S&P World ex-US ETF	801,453,879	107,063,971	40,214,398	66,849,573
SPDR S&P International Small Cap ETF	954,865,858	69,872,350	147,246,624	(77,374,274)
SPDR Dow Jones International Real Estate ETF	4,618,447,026	481,354,085	116,639,798	364,714,287
SPDR S&P Global Infrastructure ETF	126,366,643	6,956,886	5,425,474	1,531,412
SPDR S&P Global Natural Resources ETF	644,584,515	34,786,561	59,416,969	(24,630,408)
SPDR MSCI ACWI ex-US ETF	615,013,517	69,099,859	82,979,725	(13,879,866)
SPDR MSCI ACWI IMI ETF	66,504,944	2,441,809	1,945,495	496,314
SPDR MSCI EM 50 ETF	2,704,554	125,844	303,365	(177,521)
SPDR MSCI EM Beyond BRIC ETF	3,133,580	203,417	166,911	36,506
SPDR MSCI EAFE Quality Mix ETF	6,008,110	88,364	401,577	(313,213)
SPDR MSCI Emerging Markets Quality Mix ETF	6,032,797	249,610	358,592	(108,982)
SPDR MSCI World Quality Mix ETF	6,014,556	198,159	235,599	(37,440)
SPDR MSCI Australia Quality Mix ETF	6,054,264	12,158	527,570	(515,412)
SPDR MSCI Canada Quality Mix ETF	3,007,191	102,082	132,211	(30,129)
SPDR MSCI Germany Quality Mix ETF	6,002,417	28,321	669,186	(640,865)
SPDR MSCI Japan Quality Mix ETF	6,002,902	228,895	223,702	5,193
SPDR MSCI Mexico Quality Mix ETF	2,999,236	6,018	122,816	(116,798)
SPDR MSCI South Korea Quality Mix ETF	3,012,260	30,011	187,486	(157,475)
SPDR MSCI Spain Quality Mix ETF	9,106,736	35,876	886,590	(850,714)
SPDR MSCI Taiwan Quality Mix ETF	6,009,664	11,758	237,324	(225,566)
SPDR MSCI United Kingdom Quality Mix ETF	6,019,251	87,155	438,622	(351,467)
SPDR Russell/Nomura PRIME Japan ETF	34,765,013	1,136,007	5,099,091	(3,963,084)

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2014

		Gross	Gross	Net Unrealized
	Identified	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)

SPDR Russell/Nomura Small Cap Japan ETF	$92,184,334	$7,665,291	$14,192,748	$(6,527,457)
SPDR S&P Global Dividend ETF	35,237,847	1,036,412	1,344,811	(308,399)
SPDR S&P International Dividend ETF	1,730,996,858	76,343,749	130,169,635	(53,825,886)
SPDR S&P International Mid Cap ETF	79,626,245	3,666,855	4,476,385	(809,530)
SPDR S&P Emerging Markets Small Cap ETF	685,035,863	55,688,146	145,308,084	(89,619,938)
SPDR Dow Jones Global Real Estate ETF	1,441,875,809	104,598,313	27,438,368	77,159,945
SPDR S&P International Consumer Discretionary Sector ETF	21,621,009	1,595,560	1,243,298	352,262
SPDR S&P International Consumer Staples Sector ETF	41,894,077	5,397,233	1,813,601	3,583,632
SPDR S&P International Energy Sector ETF	24,332,597	697,713	2,833,449	(2,135,736)
SPDR S&P International Financial Sector ETF	12,255,245	284,084	1,218,303	(934,219)
SPDR S&P International Health Care Sector ETF	58,407,701	13,715,488	1,125,461	12,590,027
SPDR S&P International Industrial Sector ETF	27,213,736	1,709,783	1,833,975	(124,192)
SPDR S&P International Materials Sector ETF	11,930,417	327,062	3,884,786	(3,557,724)
SPDR S&P International Technology Sector ETF	13,905,912	2,037,924	1,968,489	69,435
SPDR S&P International Telecommunications Sector ETF	47,274,329	3,043,904	3,303,187	(259,283)
SPDR S&P International Utilities Sector ETF	68,843,244	6,723,607	2,554,043	4,169,564

6.	Investment Transactions

For the year ended September 30, 2014, the following Funds had in-kind contributions, in-kind redemptions and in-kind net realized gain/loss as follows:

			Realized
	Contributions	Redemptions	Gain/(Loss)

SPDR STOXX Europe 50 ETF	$178,983,650	$21,065,747	$5,816,201
SPDR EURO STOXX 50 ETF	2,211,994,756	627,773,976	204,354,842
SPDR EURO STOXX Small Cap ETF	8,548,595	—	—
SPDR S&P Emerging Asia Pacific ETF	163,319,965	17,713,972	3,357,696
SPDR S&P Small Cap Emerging Asia Pacific ETF	1,536,796	784,206	176,773
SPDR S&P Russia ETF	18,181,410	21,916,500	(5,174,167)
SPDR S&P China ETF	232,682,219	200,251,208	25,095,947
SPDR S&P Emerging Markets ETF	93,076,198	28,965,198	2,167,534
SPDR S&P Emerging Markets Dividend ETF	33,698,797	28,879,464	205,020
SPDR S&P BRIC 40 ETF	29,058,915	115,356,932	(1,744,292)
SPDR S&P Emerging Europe ETF	19,275,010	20,085,438	1,438,914
SPDR S&P Emerging Latin America ETF	—	12,755,705	(4,982,027)
SPDR S&P Emerging Middle East & Africa ETF	—	6,183,668	(116,874)
SPDR S&P World ex-US ETF	200,812,405	76,598,108	28,271,941
SPDR S&P International Small Cap ETF	54,396,988	70,583,616	16,027,313
SPDR Dow Jones International Real Estate ETF	1,000,603,203	72,817,804	22,904,643
SPDR S&P Global Infrastructure ETF	74,127,342	23,513,631	4,918,024
SPDR S&P Global Natural Resources ETF	230,097,508	38,163,943	6,336,911

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2014

			Realized
	Contributions	Redemptions	Gain/(Loss)

SPDR MSCI ACWI ex-US ETF	$90,509,948	$20,485,675	$5,777,016
SPDR MSCI ACWI IMI ETF	51,119,604	—	—
SPDR MSCI EM 50 ETF	2,058,272	2,585,061	402,611
SPDR MSCI EM Beyond BRIC ETF	1,778,128	3,966,479	198,946
SPDR MSCI EAFE Quality Mix ETF	6,014,818	—	—
SPDR MSCI Emerging Markets Quality Mix ETF	3,940,224	—	—
SPDR MSCI World Quality Mix ETF	5,938,326	—	—
SPDR MSCI Australia Quality Mix ETF	6,000,730	—	—
SPDR MSCI Canada Quality Mix ETF	6,023,558	3,069,823	52,312
SPDR MSCI Germany Quality Mix ETF	—	—	—
SPDR MSCI Japan Quality Mix ETF	5,931,201	—	—
SPDR MSCI Mexico Quality Mix ETF	3,019,462	—	—
SPDR MSCI South Korea Quality Mix ETF	—	—	—
SPDR MSCI Spain Quality Mix ETF	8,972,961	—	—
SPDR MSCI Taiwan Quality Mix ETF	5,973,838	—	—
SPDR MSCI United Kingdom Quality Mix ETF	5,953,161	—	—
SPDR Russell/Nomura PRIME Japan ETF	18,257,303	118,985,154	5,851,467
SPDR Russell/Nomura Small Cap Japan ETF	—	22,494,516	3,221,733
SPDR S&P Global Dividend ETF	19,386,491	—	—
SPDR S&P International Dividend ETF	249,733,102	85,262,331	10,582,153
SPDR S&P International Mid Cap ETF	25,044,963	—	—
SPDR S&P Emerging Markets Small Cap ETF	—	90,910,184	(1,432,696)
SPDR Dow Jones Global Real Estate ETF	483,502,524	49,843,724	14,927,585
SPDR S&P International Consumer Discretionary Sector ETF	5,596,739	5,568,837	1,694,456
SPDR S&P International Consumer Staples Sector ETF	5,900,490	—	—
SPDR S&P International Energy Sector ETF	8,487,451	1,327,828	222,564
SPDR S&P International Financial Sector ETF	6,712,307	2,263,573	448,246
SPDR S&P International Health Care Sector ETF	9,694,510	13,586,548	3,963,037
SPDR S&P International Industrial Sector ETF	11,731,714	1,505,960	351,848
SPDR S&P International Materials Sector ETF	—	1,160,835	(211,139)
SPDR S&P International Technology Sector ETF	1,447,790	1,475,721	459,413
SPDR S&P International Telecommunications Sector ETF	20,444,884	8,423,336	2,136,955
SPDR S&P International Utilities Sector ETF	27,028,889	—	—

The in-kind contributions and in-kind redemptions in this table may not accord with the beneficial interest transactions on the Statements of Changes in Net Assets. The table represents the accumulation of a Fund’s daily net shareholder transactions while the Statements of Changes in Net Assets reflects gross shareholder transactions including any cash component of the transaction.

For the year ended September 30, 2014, the Trust had purchases and sales of investment securities as follows:

	Purchases	Sales

SPDR STOXX Europe 50 ETF	$18,823,783	$24,342,972
SPDR EURO STOXX 50 ETF	279,964,207	312,697,807

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2014

	Purchases	Sales

SPDR EURO STOXX Small Cap ETF	$2,855,154	$2,450,938
SPDR S&P Emerging Asia Pacific ETF	177,645,007	65,949,764
SPDR S&P Small Cap Emerging Asia Pacific ETF	3,715,818	2,614,016
SPDR S&P Russia ETF	1,172,456	870,601
SPDR S&P China ETF	87,776,674	84,981,536
SPDR S&P Emerging Markets ETF	48,872,082	20,030,648
SPDR S&P Emerging Markets Dividend ETF	338,503,675	335,718,277
SPDR S&P BRIC 40 ETF	15,003,774	12,931,095
SPDR S&P Emerging Europe ETF	14,743,213	11,881,829
SPDR S&P Emerging Latin America ETF	3,105,512	9,368,163
SPDR S&P Emerging Middle East & Africa ETF	15,145,879	15,718,448
SPDR S&P World ex-US ETF	142,891,304	140,957,787
SPDR S&P International Small Cap ETF	430,368,123	439,124,636
SPDR Dow Jones International Real Estate ETF	357,522,167	428,109,548
SPDR S&P Global Infrastructure ETF	14,125,713	15,963,928
SPDR S&P Global Natural Resources ETF	95,343,815	95,437,450
SPDR MSCI ACWI ex-US ETF	17,496,984	16,998,470
SPDR MSCI ACWI IMI ETF	586,589	42,181
SPDR MSCI EM 50 ETF	871,867	590,743
SPDR MSCI EM Beyond BRIC ETF	7,474,841	2,430,497
SPDR MSCI EAFE Quality Mix ETF	8,097	26,167
SPDR MSCI Emerging Markets Quality Mix ETF	2,082,867	385
SPDR MSCI World Quality Mix ETF	67,532	2,274
SPDR MSCI Australia Quality Mix ETF	68,027	35,023
SPDR MSCI Canada Quality Mix ETF	112,231	97,093
SPDR MSCI Germany Quality Mix ETF	6,045,454	39,943
SPDR MSCI Japan Quality Mix ETF	70,389	—
SPDR MSCI Mexico Quality Mix ETF	—	20,022
SPDR MSCI South Korea Quality Mix ETF	3,035,468	27,766
SPDR MSCI Spain Quality Mix ETF	143,776	70,518
SPDR MSCI Taiwan Quality Mix ETF	5,973,838	—
SPDR MSCI United Kingdom Quality Mix ETF	54,497	3,032
SPDR Russell/Nomura PRIME Japan ETF	3,976,153	4,229,789
SPDR Russell/Nomura Small Cap Japan ETF	22,472,586	23,544,075
SPDR S&P Global Dividend ETF	6,972,502	6,527,610
SPDR S&P International Dividend ETF	869,010,668	883,780,661
SPDR S&P International Mid Cap ETF	24,084,361	25,571,301
SPDR S&P Emerging Markets Small Cap ETF	153,995,301	281,948,566
SPDR Dow Jones Global Real Estate ETF	87,328,362	88,960,983
SPDR S&P International Consumer Discretionary Sector ETF	410,091	524,405
SPDR S&P International Consumer Staples Sector ETF	2,388,194	1,989,798
SPDR S&P International Energy Sector ETF	1,374,414	1,570,373

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2014

	Purchases	Sales

SPDR S&P International Financial Sector ETF	$2,134,159	$2,382,367
SPDR S&P International Health Care Sector ETF	8,253,468	8,093,831
SPDR S&P International Industrial Sector ETF	1,618,182	1,021,636
SPDR S&P International Materials Sector ETF	1,378,355	1,567,127
SPDR S&P International Technology Sector ETF	562,878	699,460
SPDR S&P International Telecommunications Sector ETF	5,790,975	7,802,021
SPDR S&P International Utilities Sector ETF	4,871,867	5,382,387

For the year ended September 30, 2014, the Trust did not pay any commissions to an affiliate of the Adviser for investment transactions.

7.	Concentration of Risk

The Funds’ assets may be concentrated in one or more foreign countries. By concentrating their assets in a single country or group of countries, the Funds are subject to the risk that economic, political or other conditions that have a negative effect on that country or group of countries will negatively impact the Funds to a greater extent than if the Funds’ assets were invested in a wider variety of countries. In addition, the Funds’ assets may be concentrated in certain industries, subjecting them to greater risk than Funds that invest in a wider range of industries.

8.	Securities Lending

Each Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day. The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities. Proceeds collected by State Street on investment of cash collateral or any fee income is partially allocated to State Street as compensation for its lending services.

The market value of securities on loan as of September 30, 2014 and the value of the invested cash collateral are disclosed in the Funds’ Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds’ Statement of Assets and Liabilities as it is held by the lending agent on behalf of the Funds and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.

SPDR INDEX SHARES FUNDS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders of
the SPDR Index Shares Funds:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the fifty-one funds, listed in footnote 1, (each a “Fund”) comprising the SPDR Index Shares Funds (the “Trust”) at September 30, 2014, the results of each of their operations for the period then ended, the changes in each of their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2014 by correspondence with the custodian and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
November 26, 2014

SPDR INDEX SHARES FUNDS
OTHER INFORMATION
September 30, 2014 (Unaudited)

Premium/Discount Information

Information regarding how often the Shares of each Fund traded on the Exchange at a price above (i.e. at a premium) or below (i.e. at a discount) the net asset value of the Fund during the past calendar year can be found at http://www.spdrs.com.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, which may include creation and redemption fees or brokerage charges and (2) ongoing costs, including management fees, trustee fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds. It is based on an investment of $1,000 invested on January 1, 2014 and held for the six months ended September 30, 2014.

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first table under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

The second table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Transaction fees at scheduled amounts ranging from $500 to $12,000 per Creation Unit are charged to those persons creating or redeeming Creation Units. If you buy or sell the Funds’ shares in the secondary market, you will incur customary brokerage commissions and charges.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				Expenses Paid
		Beginning Account	Ending Account	During Period*
	Annualized	Value	Value	4/1/14 to
Actual	Expense Ratio	4/1/14	9/30/14	9/30/14

SPDR STOXX Europe 50 ETF	0.29%	$1,000	$982.50	$1.44
SPDR EURO STOXX 50 ETF	0.29	1,000	957.30	1.42
SPDR EURO STOXX Small Cap ETF**	0.45	1,000	845.70	1.34
SPDR S&P Emerging Asia Pacific ETF	0.59	1,000	1,093.70	3.10
SPDR S&P Small Cap Emerging Asia Pacific ETF	0.66	1,000	1,045.30	3.38
SPDR S&P Russia ETF	0.60	1,000	948.50	2.93
SPDR S&P China ETF	0.59	1,000	1,067.90	3.06
SPDR S&P Emerging Markets ETF	0.59	1,000	1,052.90	3.04

SPDR INDEX SHARES FUNDS
OTHER INFORMATION (continued)
September 30, 2014 (Unaudited)

				Expenses Paid
		Beginning Account	Ending Account	During Period*
	Annualized	Value	Value	4/1/14 to
Actual	Expense Ratio	4/1/14	9/30/14	9/30/14

SPDR S&P Emerging Markets Dividend ETF	0.60%	$1,000	$995.60	$3.00
SPDR S&P BRIC 40 ETF	0.50	1,000	1,057.30	2.58
SPDR S&P Emerging Europe ETF	0.60	1,000	964.40	2.95
SPDR S&P Emerging Latin America ETF	0.59	1,000	1,014.20	2.98
SPDR S&P Emerging Middle East & Africa ETF	0.59	1,000	995.50	2.95
SPDR S&P World ex-US ETF	0.34	1,000	986.70	1.69
SPDR S&P International Small Cap ETF	0.61	1,000	967.30	3.01
SPDR Dow Jones International Real Estate ETF	0.59	1,000	1,029.20	3.00
SPDR S&P Global Infrastructure ETF	0.41	1,000	1,039.60	2.10
SPDR S&P Global Natural Resources ETF	0.40	1,000	982.00	1.99
SPDR MSCI ACWI ex-US ETF	0.35	1,000	1,000.90	1.76
SPDR MSCI ACWI IMI ETF	0.25	1,000	1,028.00	1.27
SPDR MSCI EM 50 ETF	0.50	1,000	1,030.20	2.54
SPDR MSCI EM Beyond BRIC ETF	0.56	1,000	1,017.30	2.83
SPDR MSCI EAFE Quality Mix ETF**	0.30	1,000	955.20	0.95
SPDR MSCI Emerging Markets Quality Mix ETF**	0.31	1,000	993.50	1.00
SPDR MSCI World Quality Mix ETF**	0.30	1,000	999.80	0.97
SPDR MSCI Australia Quality Mix ETF***	0.30	1,000	931.60	0.88
SPDR MSCI Canada Quality Mix ETF***	0.30	1,000	997.40	0.91
SPDR MSCI Germany Quality Mix ETF***	0.30	1,000	893.00	0.86
SPDR MSCI Japan Quality Mix ETF***	0.30	1,000	1,007.60	0.92
SPDR MSCI Mexico Quality Mix ETF****	0.37	1,000	961.00	0.14
SPDR MSCI South Korea Quality Mix ETF****	0.37	1,000	951.50	0.14
SPDR MSCI Spain Quality Mix ETF***	0.30	1,000	918.40	0.88
SPDR MSCI Taiwan Quality Mix ETF****	0.37	1,000	963.90	0.14
SPDR MSCI United Kingdom Quality Mix ETF***	0.30	1,000	951.40	0.89
SPDR Russell/Nomura PRIME Japan ETF	0.50	1,000	1,040.80	2.56
SPDR Russell/Nomura Small Cap Japan ETF	0.55	1,000	1,032.40	2.80
SPDR S&P Global Dividend ETF	0.40	1,000	996.60	2.00
SPDR S&P International Dividend ETF	0.46	1,000	985.40	2.29
SPDR S&P International Mid Cap ETF	0.46	1,000	974.10	2.28
SPDR S&P Emerging Markets Small Cap ETF	0.65	1,000	1,023.10	3.30
SPDR Dow Jones Global Real Estate ETF	0.50	1,000	1,033.90	2.55
SPDR S&P International Consumer Discretionary Sector ETF	0.51	1,000	953.10	2.50
SPDR S&P International Consumer Staples Sector ETF	0.50	1,000	994.50	2.50
SPDR S&P International Energy Sector ETF	0.50	1,000	986.80	2.49
SPDR S&P International Financial Sector ETF	0.51	1,000	989.30	2.54

SPDR INDEX SHARES FUNDS
OTHER INFORMATION (continued)
September 30, 2014 (Unaudited)

				Expenses Paid
		Beginning Account	Ending Account	During Period*
	Annualized	Value	Value	4/1/14 to
Actual	Expense Ratio	4/1/14	9/30/14	9/30/14

SPDR S&P International Health Care Sector ETF	0.50%	$1,000	$1,051.90	$2.57
SPDR S&P International Industrial Sector ETF	0.51	1,000	965.90	2.51
SPDR S&P International Materials Sector ETF	0.53	1,000	942.00	2.58
SPDR S&P International Technology Sector ETF	0.56	1,000	994.40	2.80
SPDR S&P International Telecommunications Sector ETF	0.52	1,000	984.20	2.59
SPDR S&P International Utilities Sector ETF	0.51	1,000	1,006.30	2.57
				Expenses Paid
		Beginning Account	Ending Account	During Period*
	Annualized	Value	Value	4/1/14 to
Hypothetical	Expense Ratio	4/1/14	9/30/14	9/30/14

SPDR STOXX Europe 50 ETF	0.29%	$1,000	$1,023.65	$1.47
SPDR EURO STOXX 50 ETF	0.29	1,000	1,023.65	1.47
SPDR EURO STOXX Small Cap ETF**	0.45	1,000	1,022.84	2.28
SPDR S&P Emerging Asia Pacific ETF	0.59	1,000	1,022.14	2.99
SPDR S&P Small Cap Emerging Asia Pacific ETF	0.66	1,000	1,021.79	3.35
SPDR S&P Russia ETF	0.60	1,000	1,022.09	3.04
SPDR S&P China ETF	0.59	1,000	1,022.14	2.99
SPDR S&P Emerging Markets ETF	0.59	1,000	1,022.14	2.99
SPDR S&P Emerging Markets Dividend ETF	0.60	1,000	1,022.09	3.04
SPDR S&P BRIC 40 ETF	0.50	1,000	1,022.59	2.54
SPDR S&P Emerging Europe ETF	0.60	1,000	1,022.09	3.04
SPDR S&P Emerging Latin America ETF	0.59	1,000	1,022.14	2.99
SPDR S&P Emerging Middle East & Africa ETF	0.59	1,000	1,022.14	2.99
SPDR S&P World ex-US ETF	0.34	1,000	1,023.40	1.72
SPDR S&P International Small Cap ETF	0.61	1,000	1,022.04	3.09
SPDR Dow Jones International Real Estate ETF	0.59	1,000	1,022.14	2.99
SPDR S&P Global Infrastructure ETF	0.41	1,000	1,023.04	2.08
SPDR S&P Global Natural Resources ETF	0.40	1,000	1,023.09	2.03
SPDR MSCI ACWI ex-US ETF	0.35	1,000	1,023.35	1.78
SPDR MSCI ACWI IMI ETF	0.25	1,000	1,023.85	1.27
SPDR MSCI EM 50 ETF	0.50	1,000	1,022.59	2.54
SPDR MSCI EM Beyond BRIC ETF	0.56	1,000	1,022.29	2.84
SPDR MSCI EAFE Quality Mix ETF**	0.30	1,000	1,023.60	1.52
SPDR MSCI Emerging Markets Quality Mix ETF**	0.31	1,000	1,023.55	1.57
SPDR MSCI World Quality Mix ETF**	0.30	1,000	1,023.60	1.52
SPDR MSCI Australia Quality Mix ETF***	0.30	1,000	1,023.60	1.52
SPDR MSCI Canada Quality Mix ETF***	0.30	1,000	1,023.60	1.52
SPDR MSCI Germany Quality Mix ETF***	0.30	1,000	1,023.60	1.52

SPDR INDEX SHARES FUNDS
OTHER INFORMATION (continued)
September 30, 2014 (Unaudited)

				Expenses Paid
		Beginning Account	Ending Account	During Period*
	Annualized	Value	Value	4/1/14 to
Hypothetical	Expense Ratio	4/1/14	9/30/14	9/30/14

SPDR MSCI Japan Quality Mix ETF***	0.30%	$1,000	$1,023.60	$1.52
SPDR MSCI Mexico Quality Mix ETF****	0.37	1,000	1,023.24	1.88
SPDR MSCI South Korea Quality Mix ETF****	0.37	1,000	1,023.24	1.88
SPDR MSCI Spain Quality Mix ETF***	0.30	1,000	1,023.60	1.52
SPDR MSCI Taiwan Quality Mix ETF****	0.37	1,000	1,023.24	1.88
SPDR MSCI United Kingdom Quality Mix ETF***	0.30	1,000	1,023.60	1.52
SPDR Russell/Nomura PRIME Japan ETF	0.50	1,000	1,022.59	2.54
SPDR Russell/Nomura Small Cap Japan ETF	0.55	1,000	1,022.34	2.79
SPDR S&P Global Dividend ETF	0.40	1,000	1,023.09	2.03
SPDR S&P International Dividend ETF	0.46	1,000	1,022.79	2.33
SPDR S&P International Mid Cap ETF	0.46	1,000	1,022.79	2.33
SPDR S&P Emerging Markets Small Cap ETF	0.65	1,000	1,021.84	3.29
SPDR Dow Jones Global Real Estate ETF	0.50	1,000	1,022.59	2.54
SPDR S&P International Consumer Discretionary Sector ETF	0.51	1,000	1,022.54	2.59
SPDR S&P International Consumer Staples Sector ETF	0.50	1,000	1,022.59	2.54
SPDR S&P International Energy Sector ETF	0.50	1,000	1,022.59	2.54
SPDR S&P International Financial Sector ETF	0.51	1,000	1,022.54	2.59
SPDR S&P International Health Care Sector ETF	0.50	1,000	1,022.59	2.54
SPDR S&P International Industrial Sector ETF	0.51	1,000	1,022.54	2.59
SPDR S&P International Materials Sector ETF	0.53	1,000	1,022.44	2.69
SPDR S&P International Technology Sector ETF	0.56	1,000	1,022.29	2.84
SPDR S&P International Telecommunications Sector ETF	0.52	1,000	1,022.49	2.64
SPDR S&P International Utilities Sector ETF	0.51	1,000	1,022.54	2.59

*	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the period, multiplied by the number of days in the most recent six month period, then divided by 365.
**	Actual period is from commencement of operations 6/4/14. Hypothetical period is from 4/1/14.
***	Actual period is from commencement of operations 6/11/14. Hypothetical period is from 4/1/14.
****	Actual period is from commencement of operations 9/16/14. Hypothetical period is from 4/1/14.

Tax Information

For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended September 30, 2014.

Percentage of distributions which qualify for the corporate dividends received deduction:

Percentage

SPDR STOXX Europe 50 ETF	0.00%

SPDR INDEX SHARES FUNDS
OTHER INFORMATION (continued)
September 30, 2014 (Unaudited)

Percentage

SPDR EURO STOXX 50 ETF	0.00%
SPDR EURO STOXX Small Cap ETF	0.00
SPDR S&P Emerging Asia Pacific ETF	0.00
SPDR S&P Small Cap Emerging Asia Pacific ETF	0.00
SPDR S&P Russia ETF	0.36
SPDR S&P China ETF	0.00
SPDR S&P Emerging Markets ETF	0.00
SPDR S&P Emerging Markets Dividend ETF	0.65
SPDR S&P BRIC 40 ETF	0.00
SPDR S&P Emerging Europe ETF	0.07
SPDR S&P Emerging Latin America ETF	0.00
SPDR S&P Emerging Middle East & Africa ETF	0.00
SPDR S&P World ex-US ETF	0.00
SPDR S&P International Small Cap ETF	0.00
SPDR Dow Jones International Real Estate ETF	0.00
SPDR S&P Global Infrastructure ETF	18.69
SPDR S&P Global Natural Resources ETF	21.65
SPDR MSCI ACWI ex-US ETF	0.00
SPDR MSCI ACWI IMI ETF	26.58
SPDR MSCI EM 50 ETF	0.00
SPDR MSCI EM Beyond BRIC ETF	0.00
SPDR MSCI EAFE Quality Mix ETF	0.00
SPDR MSCI Emerging Markets Quality Mix ETF	0.00
SPDR MSCI World Quality Mix ETF	58.03
SPDR MSCI Australia Quality Mix ETF	0.00
SPDR MSCI Canada Quality Mix ETF	0.00
SPDR MSCI Germany Quality Mix ETF	0.00
SPDR MSCI Japan Quality Mix ETF	0.00
SPDR MSCI Mexico Quality Mix ETF	0.00
SPDR MSCI South Korea Quality Mix ETF	0.00
SPDR MSCI Spain Quality Mix ETF	0.00
SPDR MSCI Taiwan Quality Mix ETF	0.00
SPDR MSCI United Kingdom Quality Mix ETF	0.00
SPDR Russell/Nomura PRIME Japan ETF	0.00
SPDR Russell/Nomura Small Cap Japan ETF	0.00
SPDR S&P Global Dividend ETF	7.68
SPDR S&P International Dividend ETF	0.10
SPDR S&P International Mid Cap ETF	0.00
SPDR S&P Emerging Markets Small Cap ETF	0.10
SPDR Dow Jones Global Real Estate ETF	0.00
SPDR S&P International Consumer Discretionary Sector ETF	0.03
SPDR S&P International Consumer Staples Sector ETF	0.00

SPDR INDEX SHARES FUNDS
OTHER INFORMATION (continued)
September 30, 2014 (Unaudited)

Percentage

SPDR S&P International Energy Sector ETF	0.00%
SPDR S&P International Financial Sector ETF	0.00
SPDR S&P International Health Care Sector ETF	0.00
SPDR S&P International Industrial Sector ETF	0.00
SPDR S&P International Materials Sector ETF	0.00
SPDR S&P International Technology Sector ETF	0.00
SPDR S&P International Telecommunications Sector ETF	0.00
SPDR S&P International Utilities Sector ETF	0.00

Qualified Dividend Income

A portion of dividends distributed by the Funds during the fiscal year ended September 30, 2014, are considered qualified dividend income, and are eligible for reduced tax rates. These lower rates range from 5% to 20% depending on the individual’s tax bracket. These amounts are noted below:

Amount

SPDR STOXX Europe 50 ETF	$7,474,377
SPDR EURO STOXX 50 ETF	93,712,417
SPDR EURO STOXX Small Cap ETF	37,440
SPDR S&P Emerging Asia Pacific ETF	7,563,759
SPDR S&P Small Cap Emerging Asia Pacific ETF	35,073
SPDR S&P Russia ETF	1,032,326
SPDR S&P China ETF	18,368,084
SPDR S&P Emerging Markets ETF	4,008,483
SPDR S&P Emerging Markets Dividend ETF	12,088,156
SPDR S&P BRIC 40 ETF	5,560,246
SPDR S&P Emerging Europe ETF	3,027,872
SPDR S&P Emerging Latin America ETF	247,253
SPDR S&P Emerging Middle East & Africa ETF	1,128,549
SPDR S&P World ex-US ETF	20,067,632
SPDR S&P International Small Cap ETF	13,130,626
SPDR Dow Jones International Real Estate ETF	27,255,576
SPDR S&P Global Infrastructure ETF	2,381,507
SPDR S&P Global Natural Resources ETF	11,490,157
SPDR MSCI ACWI ex-US ETF	13,288,716
SPDR MSCI ACWI IMI ETF	376,662
SPDR MSCI EM 50 ETF	80,900
SPDR MSCI EM Beyond BRIC ETF	60,139
SPDR MSCI EAFE Quality Mix ETF	40,420
SPDR MSCI Emerging Markets Quality Mix ETF	57,454
SPDR MSCI World Quality Mix ETF	38,897
SPDR MSCI Australia Quality Mix ETF	95,369
SPDR MSCI Canada Quality Mix ETF	49,827
SPDR MSCI Germany Quality Mix ETF	8,181

SPDR INDEX SHARES FUNDS
OTHER INFORMATION (continued)
September 30, 2014 (Unaudited)

Amount

SPDR MSCI Japan Quality Mix ETF	$50,732
SPDR MSCI Mexico Quality Mix ETF	809
SPDR MSCI South Korea Quality Mix ETF	—
SPDR MSCI Spain Quality Mix ETF	108,451
SPDR MSCI Taiwan Quality Mix ETF	—
SPDR MSCI United Kingdom Quality Mix ETF	54,070
SPDR Russell/Nomura PRIME Japan ETF	1,567,510
SPDR Russell/Nomura Small Cap Japan ETF	1,187,233
SPDR S&P Global Dividend ETF	464,247
SPDR S&P International Dividend ETF	45,570,829
SPDR S&P International Mid Cap ETF	997,594
SPDR S&P Emerging Markets Small Cap ETF	6,420,266
SPDR Dow Jones Global Real Estate ETF	3,376,192
SPDR S&P International Consumer Discretionary Sector ETF	349,006
SPDR S&P International Consumer Staples Sector ETF	1,081,517
SPDR S&P International Energy Sector ETF	434,773
SPDR S&P International Financial Sector ETF	251,324
SPDR S&P International Health Care Sector ETF	1,225,871
SPDR S&P International Industrial Sector ETF	471,256
SPDR S&P International Materials Sector ETF	179,634
SPDR S&P International Technology Sector ETF	156,992
SPDR S&P International Telecommunications Sector ETF	1,793,704
SPDR S&P International Utilities Sector ETF	1,727,065

For the fiscal year ended September 30, 2014, certain dividends paid by SPDR STOXX Europe ETF, SPDR EURO STOXX 50 ETF, SPDR S&P Emerging Asia Pacific ETF, SPDR S&P China ETF, SPDR S&P Emerging Markets ETF, SPDR S&P BRIC 40 ETF, SPDR S&P Emerging Europe ETF, SPDR S&P Emerging Latin America ETF, SPDR S&P Emerging Middle East & Africa ETF, SPDR S&P World ex-US ETF, SPDR S&P International Small Cap ETF, SPDR Dow Jones International Real Estate ETF, SPDR S&P Global Infrastructure ETF, SPDR MSCI ACWI ex-US ETF, SPDR Russell/Nomura PRIME Japan ETF, SPDR Russell/Nomura Small Cap Japan ETF, SPDR S&P Global Dividend ETF, SPDR S&P International Dividend ETF, SPDR S&P International Mid Cap ETF, SPDR S&P Emerging Markets Small Cap ETF, SPDR Dow Jones Global Real Estate ETF, SPDR S&P International Consumer Discretionary Sector ETF, SPDR S&P International Consumer Staples Sector ETF, SPDR S&P International Energy Sector ETF, SPDR S&P International Financial Sector ETF, SPDR S&P International Health Care Sector ETF, SPDR S&P International Industrial Sector ETF, SPDR S&P International Materials Sector ETF, SPDR S&P International Technology Sector ETF, SPDR S&P International Telecommunications Sector ETF and SPDR S&P International Utilities Sector ETF may be subject to a minimum tax rate of 15% as provided for by the Internal Revenue Code. The Funds noted above hereby designate the maximum amount of such dividends allowable up to the amount of dividends that were paid during the year. Complete information will be reported in conjunction with the 2014 Form 1099-DIV.

Long term capital gains dividends were paid from the following Funds during the year ended September 30, 2014:

Amount

SPDR STOXX Europe 50 ETF	$—
SPDR EURO STOXX 50 ETF	—

SPDR INDEX SHARES FUNDS
OTHER INFORMATION (continued)
September 30, 2014 (Unaudited)

Amount

SPDR EURO STOXX Small Cap ETF	$—
SPDR S&P Emerging Asia Pacific ETF	—
SPDR S&P Small Cap Emerging Asia Pacific ETF	131,326
SPDR S&P Russia ETF	—
SPDR S&P China ETF	—
SPDR S&P Emerging Markets ETF	—
SPDR S&P Emerging Markets Dividend ETF	—
SPDR S&P BRIC 40 ETF	—
SPDR S&P Emerging Europe ETF	—
SPDR S&P Emerging Latin America ETF	—
SPDR S&P Emerging Middle East & Africa ETF	—
SPDR S&P World ex-US ETF	666,592
SPDR S&P International Small Cap ETF	3,150,523
SPDR Dow Jones International Real Estate ETF	—
SPDR S&P Global Infrastructure ETF	—
SPDR S&P Global Natural Resources ETF	—
SPDR MSCI ACWI ex-US ETF	—
SPDR MSCI ACWI IMI ETF	5,843
SPDR MSCI EM 50 ETF	—
SPDR MSCI EM Beyond BRIC ETF	—
SPDR MSCI EAFE Quality Mix ETF	—
SPDR MSCI Emerging Markets Quality Mix ETF	—
SPDR MSCI World Quality Mix ETF	—
SPDR MSCI Australia Quality Mix ETF	—
SPDR MSCI Canada Quality Mix ETF	—
SPDR MSCI Germany Quality Mix ETF	—
SPDR MSCI Japan Quality Mix ETF	—
SPDR MSCI Mexico Quality Mix ETF	—
SPDR MSCI South Korea Quality Mix ETF	—
SPDR MSCI Spain Quality Mix ETF	—
SPDR MSCI Taiwan Quality Mix ETF	—
SPDR MSCI United Kingdom Quality Mix ETF	—
SPDR Russell/Nomura PRIME Japan ETF	—
SPDR Russell/Nomura Small Cap Japan ETF	—
SPDR S&P Global Dividend ETF	—
SPDR S&P International Dividend ETF	—
SPDR S&P International Mid Cap ETF	1,688,485
SPDR S&P Emerging Markets Small Cap ETF	—
SPDR Dow Jones Global Real Estate ETF	—
SPDR S&P International Consumer Discretionary Sector ETF	—
SPDR S&P International Consumer Staples Sector ETF	—
SPDR S&P International Energy Sector ETF	—

SPDR INDEX SHARES FUNDS
OTHER INFORMATION (continued)
September 30, 2014 (Unaudited)

Amount

SPDR S&P International Financial Sector ETF	$—
SPDR S&P International Health Care Sector ETF	52,605
SPDR S&P International Industrial Sector ETF	—
SPDR S&P International Materials Sector ETF	—
SPDR S&P International Technology Sector ETF	—
SPDR S&P International Telecommunications Sector ETF	—
SPDR S&P International Utilities Sector ETF	—

Foreign Tax Credit

The Trust has made an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by a Fund to its shareholders. For the year ended September 30, 2014, the total amount of foreign taxes that will be passed through are:

Amount

SPDR STOXX Europe 50 ETF	$382,432
SPDR EURO STOXX 50 ETF	8,071,130
SPDR EURO STOXX Small Cap ETF	3,612
SPDR S&P Emerging Asia Pacific ETF	935,217
SPDR S&P Small Cap Emerging Asia Pacific ETF	38,953
SPDR S&P Russia ETF	165,413
SPDR S&P China ETF	1,817,826
SPDR S&P Emerging Markets ETF	438,615
SPDR S&P Emerging Markets Dividend ETF	1,934,409
SPDR S&P BRIC 40 ETF	633,020
SPDR S&P Emerging Europe ETF	456,278
SPDR S&P Emerging Latin America ETF	66,654
SPDR S&P Emerging Middle East & Africa ETF	158,310
SPDR S&P World ex-US ETF	1,278,504
SPDR S&P International Small Cap ETF	1,184,567
SPDR Dow Jones International Real Estate ETF	9,017,767
SPDR S&P Global Infrastructure ETF	124,360
SPDR S&P Global Natural Resources ETF	721,407
SPDR MSCI ACWI ex-US ETF	925,279
SPDR MSCI ACWI IMI ETF	—
SPDR MSCI EM 50 ETF	10,974
SPDR MSCI EM Beyond BRIC ETF	8,866
SPDR MSCI EAFE Quality Mix ETF	1,976
SPDR MSCI Emerging Markets Quality Mix ETF	7,692
SPDR MSCI World Quality Mix ETF	—
SPDR MSCI Australia Quality Mix ETF	1,361
SPDR MSCI Canada Quality Mix ETF	7,611
SPDR MSCI Germany Quality Mix ETF	1,076
SPDR MSCI Japan Quality Mix ETF	5,168

SPDR INDEX SHARES FUNDS
OTHER INFORMATION (continued)
September 30, 2014 (Unaudited)

Amount

SPDR MSCI Mexico Quality Mix ETF	$—
SPDR MSCI South Korea Quality Mix ETF	—
SPDR MSCI Spain Quality Mix ETF	6,461
SPDR MSCI Taiwan Quality Mix ETF	—
SPDR MSCI United Kingdom Quality Mix ETF	439
SPDR Russell/Nomura PRIME Japan ETF	155,901
SPDR Russell/Nomura Small Cap Japan ETF	118,241
SPDR S&P Global Dividend ETF	44,933
SPDR S&P International Dividend ETF	4,362,902
SPDR S&P International Mid Cap ETF	78,681
SPDR S&P Emerging Markets Small Cap ETF	2,117,981
SPDR Dow Jones Global Real Estate ETF	—
SPDR S&P International Consumer Discretionary Sector ETF	24,198
SPDR S&P International Consumer Staples Sector ETF	65,022
SPDR S&P International Energy Sector ETF	29,039
SPDR S&P International Financial Sector ETF	11,572
SPDR S&P International Health Care Sector ETF	108,970
SPDR S&P International Industrial Sector ETF	34,078
SPDR S&P International Materials Sector ETF	11,401
SPDR S&P International Technology Sector ETF	19,481
SPDR S&P International Telecommunications Sector ETF	60,456
SPDR S&P International Utilities Sector ETF	106,480

The amount of foreign source income earned on the following Funds during the year ended September 30, 2014 were as follows:

Amount

SPDR STOXX Europe 50 ETF	$9,804,185
SPDR EURO STOXX 50 ETF	192,238,605
SPDR EURO STOXX Small Cap ETF	40,790
SPDR S&P Emerging Asia Pacific ETF	13,969,946
SPDR S&P Small Cap Emerging Asia Pacific ETF	123,917
SPDR S&P Russia ETF	1,044,519
SPDR S&P China ETF	25,482,280
SPDR S&P Emerging Markets ETF	6,831,957
SPDR S&P Emerging Markets Dividend ETF	28,117,829
SPDR S&P BRIC 40 ETF	6,097,809
SPDR S&P Emerging Europe ETF	3,191,540
SPDR S&P Emerging Latin America ETF	1,912,768
SPDR S&P Emerging Middle East & Africa ETF	1,991,677
SPDR S&P World ex-US ETF	27,657,344
SPDR S&P International Small Cap ETF	19,222,997
SPDR Dow Jones International Real Estate ETF	187,914,768
SPDR S&P Global Infrastructure ETF	2,956,382

SPDR INDEX SHARES FUNDS
OTHER INFORMATION (continued)
September 30, 2014 (Unaudited)

Amount

SPDR S&P Global Natural Resources ETF	$13,172,053
SPDR MSCI ACWI ex-US ETF	21,012,094
SPDR MSCI ACWI IMI ETF	—
SPDR MSCI EM 50 ETF	123,049
SPDR MSCI EM Beyond BRIC ETF	97,639
SPDR MSCI EAFE Quality Mix ETF	53,230
SPDR MSCI Emerging Markets Quality Mix ETF	96,282
SPDR MSCI World Quality Mix ETF	22,237
SPDR MSCI Australia Quality Mix ETF	117,768
SPDR MSCI Canada Quality Mix ETF	50,779
SPDR MSCI Germany Quality Mix ETF	8,181
SPDR MSCI Japan Quality Mix ETF	51,751
SPDR MSCI Mexico Quality Mix ETF	809
SPDR MSCI South Korea Quality Mix ETF	—
SPDR MSCI Spain Quality Mix ETF	108,452
SPDR MSCI Taiwan Quality Mix ETF	90
SPDR MSCI United Kingdom Quality Mix ETF	67,850
SPDR Russell/Nomura PRIME Japan ETF	1,764,264
SPDR Russell/Nomura Small Cap Japan ETF	1,313,063
SPDR S&P Global Dividend ETF	746,269
SPDR S&P International Dividend ETF	82,119,611
SPDR S&P International Mid Cap ETF	1,523,001
SPDR S&P Emerging Markets Small Cap ETF	19,842,757
SPDR Dow Jones Global Real Estate ETF	22,759,018
SPDR S&P International Consumer Discretionary Sector ETF	525,776
SPDR S&P International Consumer Staples Sector ETF	1,256,475
SPDR S&P International Energy Sector ETF	662,680
SPDR S&P International Financial Sector ETF	391,758
SPDR S&P International Health Care Sector ETF	1,515,346
SPDR S&P International Industrial Sector ETF	704,010
SPDR S&P International Materials Sector ETF	240,831
SPDR S&P International Technology Sector ETF	219,574
SPDR S&P International Telecommunications Sector ETF	2,311,928
SPDR S&P International Utilities Sector ETF	2,669,763

SPDR INDEX SHARES FUNDS
OTHER INFORMATION (continued)
September 30, 2014 (Unaudited)

Proxy Voting Policies and Procedures and Records

A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the website of the Securities and Exchange Commission, at www.sec.gov.

Information regarding how the investment adviser voted for the prior 12-months period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Funds’ website at www.spdrs.com.

Quarterly Portfolio Schedule

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on the Form N-Q is available upon request, without charge, by calling 1-866-787-2257 (toll free) and on the Funds’ website at www.spdrs.com.

Approval of Advisory Agreement

At in-person meetings held prior to September 30, 2014, the Board of Trustees of the Trust (the “Board”) evaluated proposals to continue the Investment Advisory Agreement (the “Agreement”) between the Trust and SSgA Funds Management, Inc. (the “Adviser”) with respect to the operational series of the Trust (collectively, the “Current ETFs”) and to continue and/or approve, as the case may be, the Agreement with respect to SPDR EURO STOXX Small Cap ETF, SPDR MSCI EAFE Quality Mix ETF, SPDR MSCI Emerging Markets Quality Mix ETF, SPDR MSCI World Quality Mix ETF, SPDR MSCI Australia Quality Mix ETF, SPDR MSCI Canada Quality Mix ETF, SPDR MSCI Germany Quality Mix ETF, SPDR MSCI Japan Quality Mix ETF, SPDR MSCI Spain Quality Mix ETF, SPDR MSCI UK Quality Mix ETF, SPDR MSCI Mexico Quality Mix ETF, SPDR MSCI South Korea Quality Mix ETF and SPDR MSCI Taiwan Quality Mix ETF and the previously approved non-operational series of the Trust and (collectively, the “New ETFs” and together with the Current ETFs, the “SPDR ETFs”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended, (the “Independent Trustees”) also met separately with their independent legal counsel to consider the Agreement.

In evaluating the Agreement, the Board drew on materials provided to them by the Adviser and on other materials provided by State Street Bank and Trust Company, the Trust’s Administrator, Transfer Agent and Custodian (“State Street”). In deciding whether to approve the Agreement, the Board considered various factors, including (i) the nature, extent and quality of services provided by, or to be provided by, the Adviser with respect to the SPDR ETFs under the Agreement, (ii) the investment performance of the Current ETFs, (iii) the costs to the Adviser of its services and profits realized by the Adviser and its affiliates from its relationship with the Trust, and (iv) the extent to which economies of scale would be realized if and as the SPDR ETFs grow and whether the fee levels in the Agreement reflect these economies of scale.

The Board considered the nature, extent and quality of services provided by, or expected to be provided by, the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trust and materials provided prior to and at the meeting. The Board reviewed the Agreement and the Adviser’s responsibilities for managing investment operations of each of the SPDR ETFs in accordance with each SPDR ETF’s investment objective and policies, and applicable legal and regulatory requirements. The Board appreciated the relatively unique nature of the SPDR ETFs, as exchange-traded funds, and the experience and expertise of the Adviser with exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management and regulatory compliance of the SPDR ETFs. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and securing each SPDR ETF’s compliance with its investment objectives and policies and with applicable laws and regulations. The Board also considered information about the Adviser’s best execution

SPDR INDEX SHARES FUNDS
OTHER INFORMATION (continued)
September 30, 2014 (Unaudited)

procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment business and that of its affiliates which make up State Street Global Advisors, through which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for indexed products generally and ETFs in particular. The Board also considered the Adviser’s experience in managing equity ETFs.

The Board then reviewed the Current ETFs’ performance, noting that the distinctive indexed investment objective of each of the Current ETFs made analysis of investment performance, in absolute terms, less of a priority than that which normally attaches to the performance of actively-managed funds. Instead, the Board focused on the extent to which each Current ETF achieved its objective as a passively managed index fund. The Board reviewed information regarding the Current ETFs’ index tracking, noting that each Current ETF satisfactorily tracked its benchmark index.

The Board considered the profitability of the advisory arrangement with the Current ETFs to the Adviser, including data on the Current ETFs’ historical profitability to the Adviser. The Independent Trustees, through their counsel, had the opportunity to discuss, with representatives of the Adviser and State Street, methodologies used in computing costs that formed the bases of profitability calculations and determined that these methodologies were reasonable.

The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trust, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trust’s brokerage transactions.

The Board reviewed information regarding economies of scale or other efficiencies that may result as each SPDR ETF’s assets grow in size. The Board noted that the Agreement did not provide for breakpoints in each SPDR ETF’s advisory fee rates as assets of a SPDR ETF increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for the SPDR ETFs by fixing relatively low advisory fees, effectively sharing the benefits of lower fees with the SPDR ETFs from inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of break points. The Board noted that it intends to continue to monitor fees as the SPDR ETFs grow in size and assess whether fee breakpoints may be warranted.

The Board evaluated the SPDR ETFs’ unitary fee through review of comparative information with respect to fees paid by similar funds — i.e., ETFs tracking equity indexes, as applicable. The Board reviewed the universe of similar ETFs for the SPDR ETFs based upon data from Lipper Analytical Services and related comparative information for similar ETFs. The Board also reviewed the historical expense ratios of the Current ETFs and estimated expense ratios for the New ETFs. In doing so, the Board used a fund by fund analysis of the data.

The Board, including the Independent Trustees voting separately, approved the Agreement for each SPDR ETF after weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee. The Board’s conclusions with respect to the Agreement were as follows: (a) the nature and extent of the services provided, or expected to be provided, by the Adviser with respect to the SPDR ETFs were appropriate; (b) the performance and, more importantly, the index tracking, of each Current ETF had been satisfactory; (c) the Adviser’s fees for each SPDR ETF and the unitary fee, considered in relation to services provided or expected to be provided, were fair and reasonable; (d) profitability of the Trust’s relationships with the Adviser was not excessive; (e) any additional benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions; and (f) fees paid to the Adviser adequately shared the economies of scale with respect to the SPDR ETFs by way of the relatively low fee structure of the Trust.

SPDR INDEX SHARES FUNDS
OTHER INFORMATION (continued)
September 30, 2014 (Unaudited)

TRUSTEES AND OFFICERS OF THE TRUST

				Number of
				Portfolios	Other
		Term of	Principal	in Fund	Directorships
		Office and	Occupation(s)	Complex	Held by Trustee
Name, Address	Position(s)	Length of	During Past	Overseen	During Past
and Year of Birth	with Funds	Time Served	5 Years	by Trustee	5 Years

Trustees
Independent Trustees

FRANK NESVET c/o SPDR Index Shares Funds State Street Financial Center One Lincoln Street Boston, MA 02111-2900 1943	Independent Trustee, Chairman, Trustee Committee Chair	Term: Unlimited Served: since March 2011	Chief Executive Officer, Libra Group, Inc. (1998-present) (a financial services consulting company).	184	SPDR Series Trust (Trustee); SSgA Master Trust (Trustee).

DAVID M. KELLY c/o SPDR Index Shares Funds State Street Financial Center One Lincoln Street Boston, MA 02111-2900 1938	Independent Trustee, Audit Committee Chair	Term: Unlimited Served: since March 2011	Retired.	184	SPDR Series Trust (Trustee); SSgA Master Trust (Trustee).

BONNY EUGENIA BOATMAN c/o SPDR Index Shares Funds State Street Financial Center One Lincoln Street Boston, MA 02111-2900 1950	Independent Trustee	Term: Unlimited Served: since March 2011	Retired (2005-present); Managing Director, Columbia Management Group, Bank of America (1984-2005).	184	SPDR Series Trust (Trustee); SSgA Master Trust (Trustee).

DWIGHT D. CHURCHILL c/o SPDR Index Shares Funds State Street Financial Center One Lincoln Street Boston, MA 02111-2900 1953	Independent Trustee	Term: Unlimited Served: since March 2011	CEO and President, CFA Institute (2014-present); Self-employed consultant since 2010; Head of Fixed Income and other Senior Management roles, Fidelity Investments (1993-2009).	184	Affiliated Managers Group, Inc. (Director); SPDR Series Trust (Trustee); SSgA Master Trust (Trustee).

CARL G. VERBONCOEUR c/o SPDR Index Shares Funds State Street Financial Center One Lincoln Street Boston, MA 02111-2900 1952	Independent Trustee	Term: Unlimited Served: since March 2011	Self-employed consultant since 2009; Chief Executive Officer, Rydex Investments (2003-2009).	184	The Motley Fool Funds Trust (Trustee); SPDR Series Trust (Trustee); SSgA Master Trust (Trustee).

SPDR INDEX SHARES FUNDS
OTHER INFORMATION (continued)
September 30, 2014 (Unaudited)

Number of
				Portfolios	Other
		Term of	Principal	in Fund	Directorships
		Office and	Occupation(s)	Complex	Held by Trustee
Name, Address	Position(s)	Length of	During Past	Overseen	During Past
and Year of Birth	with Funds	Time Served	5 Years	by Trustee	5 Years

Interested Trustee

JAMES E. ROSS* SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1965	Interested Trustee	Term: Unlimited Served as Trustee: since March 2011	Chairman and Director, SSgA Funds Management, Inc. (2005-present); Senior Managing Director and Principal, State Street Global Advisors (2006-present); President, SSgA Funds Management, Inc. (2005-2012).	250	SPDR Series Trust (Trustee); SSgA Master Trust (Trustee); Select Sector SPDR Trust (Trustee); State Street Master Funds (Trustee); and State Street Institutional Investment Trust (Trustee).

*	Mr. Ross is an Interested Trustee because of his employment with the Adviser and ownership interest in an affiliate of the Adviser. Mr. Ross previously served as an Interested Trustee from November 2005 to December 2009.

SPDR INDEX SHARES FUNDS
OTHER INFORMATION (continued)
September 30, 2014 (Unaudited)

		Term of	Principal
		Office and	Occupation(s)
Name, Address	Position(s)	Length of	During Past
and Year of Birth	with Funds	Time Served	5 Years

Officers
ELLEN M. NEEDHAM SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1967	President	Term: Unlimited Served: since October 2012	President and Director, SSgA Funds Management, Inc. (June 2012-present); Chief Operating Officer, SSgA Funds Management, Inc. (May 2010-June 2012); Senior Managing Director, SSgA Funds Management, Inc. (1992-2012)*; Senior Managing Director, State Street Global Advisors (1992-present).*

ANN M. CARPENTER SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1966	Vice President	Term: Unlimited Served: since August 2012	Chief Operating Officer, SSgA Funds Management, Inc. (April 2014-present); Vice President, State Street Global Advisors and SSgA Funds Management, Inc. (2005-present).*

MICHAEL P. RILEY SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1969	Vice President	Term: Unlimited Served: since February 2005	Vice President, State Street Global Advisors and SSgA Funds Management, Inc. (2008-present); Principal, State Street Global Advisors and SSgA Funds Management, Inc. (2005-2008).

CHRISTOPHER A. MADDEN State Street Bank and Trust Company Four Copley Place, CPH0326 Boston, MA 02116 1967	Secretary	Term: Unlimited Served: since August 2013	Vice President and Senior Counsel, State Street Bank and Trust Company (2013-present); Counsel, Atlantic Fund Services (2009-2013); Vice President, Citigroup Fund Services, LLC (2005-2009).*

CHAD C. HALLETT State Street Bank and Trust Company One Iron Street, CCB0900 Boston, MA 02206 1969	Treasurer	Term: Unlimited Served: since November 2010	Vice President, State Street Bank and Trust Company (2001-present).*

MATTHEW FLAHERTY State Street Bank and Trust Company One Iron Street, CCB0900 Boston, MA 02206 1971	Assistant Treasurer	Term: Unlimited Served: since May 2005	Vice President, State Street Bank and Trust Company (1994-present).*

LAURA F. DELL State Street Bank and Trust Company One Iron Street, CCB0900 Boston, MA 02206 1964	Assistant Treasurer	Term: Unlimited Served: since November 2007	Vice President, State Street Bank and Trust Company (2002-present).*

SPDR INDEX SHARES FUNDS
OTHER INFORMATION (continued)
September 30, 2014 (Unaudited)

		Term of	Principal
		Office and	Occupation(s)
Name, Address	Position(s)	Length of	During Past
and Year of Birth	with Funds	Time Served	5 Years

BRIAN HARRIS SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1973	Chief Compliance Officer	Term: Unlimited Served: since November 2013	Vice President, State Street Global Advisors and SSgA Funds Management, Inc. (2013-Present); Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (2010-2013); Director of Compliance, AARP Financial Inc. (2008-2010).

*	Served in various capacities and/or with various affiliated entities during noted time period.
**	Served in various capacities and/or with unaffiliated mutual funds or closed-end funds for which State Street Bank and Trust Company or its affiliates act as a provider of services during the noted time period.

The SPDR® Family of Exchange Traded Funds (Unaudited)

The following is a list of SPDR ETFs being offered, along with their respective exchange trading symbols. Please call 1-866-787-2257 to obtain a prospectus for any SPDR ETF. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

SPDR Index Shares Funds

SPDR STOXX Europe 50 ETF (FEU)
SPDR EURO STOXX 50 ETF (FEZ)
SPDR EURO STOXX Small Cap (SMEZ)
SPDR S&P Emerging Asia Pacific ETF (GMF)
SPDR S&P Small Cap Emerging Asia Pacific ETF (GMFS)
SPDR S&P Russia ETF (RBL)
SPDR S&P China ETF (GXC)
SPDR S&P Emerging Markets ETF (GMM)
SPDR S&P Emerging Markets Dividend ETF (EDIV)
SPDR S&P BRIC 40 ETF (BIK)
SPDR S&P Emerging Europe ETF (GUR)
SPDR S&P Emerging Latin America ETF (GML)
SPDR S&P Emerging Middle East & Africa ETF (GAF)
SPDR S&P World ex-US ETF (GWL)
SPDR S&P International Small Cap ETF (GWX)
SPDR Dow Jones International Real Estate ETF (RWX)
SPDR S&P Global Infrastructure ETF (GII)
SPDR S&P Global Natural Resources ETF (GNR)
SPDR MSCI ACWI ex-US ETF (CWI)
SPDR MSCI ACWI IMI ETF (ACIM)
SPDR MSCI EM 50 ETF (EMFT)
SPDR MSCI EM Beyond BRIC ETF (EMBB)
SPDR MSCI EAFE Quality Mix ETF (QEFA)
SPDR MSCI Emerging Markets Quality Mix ETF (QEMM)
SPDR MSCI World Quality Mix ETF (QWLD)
SPDR MSCI Australia Quality Mix ETF (QAUS)
SPDR MSCI Canada Quality Mix ETF (QCAN)
SPDR MSCI Germany Quality Mix ETF (QDEU)
SPDR MSCI Japan Quality Mix ETF (QJPN)
SPDR MSCI Mexico Quality Mix ETF (QMEX)
SPDR MSCI South Korea Quality Mix ETF (QKOR)
SPDR MSCI Spain Quality Mix ETF (QESP)
SPDR MSCI Taiwan Quality Mix ETF (QTWN)
SPDR MSCI United Kingdom Quality Mix ETF (QGBR)
SPDR MSCI ACWI Low Carbon Target ETF (LOWC)
SPDR Russell/Nomura PRIMEtm Japan ETF (JPP)
SPDR Russell/Nomura Small Captm Japan ETF (JSC)
SPDR S&P Global Dividend ETF (WDIV)
SPDR S&P International Dividend ETF (DWX)
SPDR S&P International Mid Cap ETF (MDD)
SPDR S&P Emerging Markets Small Cap ETF (EWX)
SPDR Dow Jones Global Real Estate ETF (RWO)
SPDR S&P International Consumer Discretionary Sector ETF (IPD)
SPDR S&P International Consumer Staples Sector ETF (IPS)
SPDR S&P International Energy Sector ETF (IPW)
SPDR S&P International Financial Sector ETF (IPF)
SPDR S&P International Health Care Sector ETF (IRY)
SPDR S&P International Industrial Sector ETF (IPN)
SPDR S&P International Materials Sector ETF (IRV)
SPDR S&P International Technology Sector ETF (IPK)
SPDR S&P International Telecommunications Sector ETF (IST)
SPDR S&P International Utilities Sector ETF (IPU)

SPDR Series Trust
SPDR Russell 3000® ETF (THRK)
SPDR Russell 1000 ETF (ONEK)
SPDR Russell 2000 ETF (TWOK)
SPDR S&P 500 Growth ETF (SPYG)
SPDR S&P 500 Value ETF (SPYV)
SPDR Russell Small Cap Completeness ETF (RSCO)

SPDR S&P 400 Mid Cap Growth ETF (MDYG)
SPDR S&P 400 Mid Cap Value ETF (MDYV)
SPDR S&P 600 Small Cap ETF (SLY)
SPDR S&P 600 Small Cap Growth ETF (SLYG)
SPDR S&P 600 Small Cap Value ETF (SLYV)
SPDR Global Dow ETF (DGT)
SPDR Dow Jones REIT ETF (RWR)
SPDR S&P Bank ETF (KBE)
SPDR S&P Capital Markets ETF (KCE)
SPDR S&P Insurance ETF (KIE)
SPDR S&P Mortgage Finance ETF (KME)
SPDR S&P Regional Banking ETF (KRE)
SPDR Morgan Stanley Technology ETF (MTK)
SPDR S&P Dividend ETF (SDY)
SPDR S&P Aerospace & Defense ETF (XAR)
SPDR S&P Biotech ETF (XBI)
SPDR S&P Health Care Equipment ETF (XHE)
SPDR S&P Health Care Services ETF (XHS)
SPDR S&P Homebuilders ETF (XHB)
SPDR S&P Metals & Mining ETF (XME)
SPDR S&P Oil & Gas Equipment & Services ETF (XES)
SPDR S&P Oil & Gas Exploration & Production ETF (XOP)
SPDR S&P Pharmaceuticals ETF (XPH)
SPDR S&P Retail ETF (XRT)
SPDR S&P Semiconductor ETF (XSD)
SPDR S&P Software & Services ETF (XSW)
SPDR S&P Telecom ETF (XTL)
SPDR S&P Transportation ETF (XTN)
SPDR S&P 1500 Value Tilt ETF (VLU)
SPDR S&P 1500 Momentum Tilt ETF (MMTM)
SPDR Russell 1000 Low Volatility ETF (LGLV)
SPDR Russell 2000 Low Volatility ETF (SMLV)
SPDR Wells Fargo Preferred Stock ETF (PSK)
SPDR Barclays 1-3 Month T-Bill ETF (BIL)
SPDR Barclays TIPS ETF (IPE)
SPDR Barclays 0-5 Year TIPS ETF (SIPE)
SPDR Barclays 1-10 Year TIPS ETF (TIPX)
SPDR Barclays Short Term Treasury ETF (SST)
SPDR Barclays Intermediate Term Treasury ETF (ITE)
SPDR Barclays Long Term Treasury ETF (TLO)
SPDR Barclays Short Term Corporate Bond ETF (SCPB)
SPDR Barclays Intermediate Term Corporate Bond ETF (ITR)
SPDR Barclays Long Term Corporate Bond ETF (LWC)
SPDR Barclays Issuer Scored Corporate Bond ETF (CBND)
SPDR Barclays Convertible Securities ETF (CWB)
SPDR Barclays Mortgage Backed Bond ETF (MBG)
SPDR Barclays Aggregate Bond ETF (LAG)
SPDR Nuveen Barclays Municipal Bond ETF (TFI)
SPDR Nuveen Barclays California Municipal Bond ETF (CXA)
SPDR Nuveen Barclays New York Municipal Bond ETF (INY)
SPDR Nuveen Barclays Short Term Municipal Bond ETF (SHM)
SPDR Nuveen S&P VRDO Municipal Bond ETF (VRD)
SPDR Nuveen S&P High Yield Municipal Bond ETF (HYMB)
SPDR Nuveen Barclays Build America Bond ETF (BABS)
SPDR DB International Government Inflation-Protected Bond ETF (WIP)
SPDR Barclays Short Term International Treasury Bond ETF (BWZ)
SPDR Barclays International Treasury Bond ETF (BWX)
SPDR Barclays International Corporate Bond ETF (IBND)
SPDR Barclays Emerging Markets Local Bond ETF (EBND)
SPDR Barclays International High Yield Bond ETF (IJNK)
SPDR Barclays High Yield Bond ETF (JNK)
SPDR Barclays Short Term High Yield Bond ETF (SJNK)
SPDR Barclays Investment Grade Floating Rate ETF (FLRN)
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF (EMCD)
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF (XOVR)

The Select Sector SPDR Trust
The Consumer Discretionary Select Sector SPDR Fund (XLY)
The Consumer Staples Select Sector SPDR Fund (XLP)
The Energy Select Sector SPDR Fund (XLE)

The Financial Select Sector SPDR Fund (XLF)
The Health Care Select Sector SPDR Fund (XLV)
The Industrial Select Sector SPDR Fund (XLI)
The Materials Select Sector SPDR Fund (XLB)
The Technology Select Sector SPDR Fund (XLK)
The Utilities Select Sector SPDR Fund (XLU)

SSgA Active ETF Trust
SPDR SSgA Multi-Asset Real Return ETF (RLY)
SPDR SSgA Income Allocation ETF (INKM)
SPDR SSgA Global Allocation ETF (GAL)
SPDR Blackstone/GSO Senior Loan ETF (SRLN)
SPDR SSgA Ultra Short Term Bond ETF (ULST)
SPDR MFS Systematic Core Equity ETF (SYE)
SPDR MFS Systematic Value Equity ETF (SYV)
SPDR MFS Systematic Growth Equity ETF (SYG)
SPDR SSgA Risk Aware ETF (RORO)

SPDR Dow Jones Industrial Average ETF Trust (DIA)

SPDR S&P 500 ETF Trust (SPY)

State Street Global Markets, LLC, member FINRA, SIPC, is distributor for all investment portfolios of SPDR Series Trust, SPDR Index Shares Funds, and SSgA Active ETF Trust. ALPS Distributors, Inc., a registered broker-dealer, is distributor for SPDR S&P 500 ETF Trust (SPY) and SPDR Dow Jones Industrial Average ETF Trust (DIA), both unit investment trusts, and ALPS Portfolio Solutions Distributors, Inc. is the distributor for all investment portfolios of The Select Sector SPDR Trust. ALPS Distributors, Inc. and ALPS Portfolio Solutions Distributor, Inc. are not affiliated with State Street Global Markets, LLC.

SPDR Index Shares Funds
trustees
Bonny E. Boatman
Dwight D. Churchill
David M. Kelly
Frank Nesvet, Chairman
James E. Ross
Carl G. Verboncoeur
officers
Ellen M. Needham, President
Ann M. Carpenter, Vice President
Michael P. Riley, Vice President
Chad Hallett, Treasurer
Matthew W. Flaherty, Assistant Treasurer
Laura F. Dell, Assistant Treasurer
Christopher A. Madden, Secretary
Danio Mastropieri, Assistant Secretary
Brian Harris, Chief Compliance Officer
investment manager
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111
distributor
State Street Global Markets, LLC
One Lincoln Street
Boston, MA 02111
custodian, administrator and transfer agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
legal counsel
Morgan, Lewis & Bockius LLP
2020 K Street NW
Washington, DC 20006
independent registered public accounting firm
PricewaterhouseCoopers LLP
125 High Street
Boston, MA 02110
Fund Shares are distributed by State Street Global Markets, LLC, a wholly-owned subsidiary of State Street Corporation.
State Street Global Markets, LLC; member FINRA, SIPC.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling
1-866-787-2257 or visiting www.spdrs.com Please read the prospectus carefully before you invest.

State Street Global Advisors
State Street Financial Center
One Lincoln Street
Boston, MA 02111
The investment return and principal value of an investment in the Funds will fluctuate in value, so that when shares are sold or redeemed they may be worth more or less than when they were purchased
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETFs net asset value. Brokerage commissions and ETF expenses will reduce returns.
SPDR STOXX Europe 50 ETF, SPDR EURO STOXX 50 ETF, SPDR EURO STOXX Small Cap ETF, SPDR S&P Emerging Asia Pacific ETF, SPDR S&P Small Cap Emerging Asia Pacific ETF, SPDR S&P Russia ETF, SPDR S&P China ETF, SPDR S&P Emerging Markets ETF, SPDR S&P Emerging Markets Dividend ETF, SPDR S&P BRIC 40 ETF, SPDR S&P Emerging Europe ETF, SPDR S&P Emerging Latin America ETF, SPDR S&P Emerging Middle East & Africa ETF, SPDR S&P World ex-US ETF, SPDR S&P International Small Cap ETF, SPDR Dow Jones International Real Estate ETF, SPDR S&P Global Infrastructure ETF, SPDR MSCI ACWI ex-US ETF, SPDR Russell/ Nomura PRIME Japan ETF, SPDR Russell/Nomura Small Cap Japan ETF, SPDR S&P Global Dividend ETF, SPDR S&P International Dividend ETF, SPDR S&P International Mid Cap ETF, SPDR S&P Emerging Markets Small Cap ETF, SPDR Dow Jones Global Real Estate ETF, SPDR S&P Global Natural Resources ETF, SPDR MSCI ACWI IMI ETF, SPDR MSCI EM 50 ETF, SPDR MSCI EM Beyond BRIC ETF, SPDR MSCI EAFE Quality Mix ETF, SPDR MSCI Emerging Markets Quality Mix ETF, SPDR MSCI World Quality Mix ETF, SPDR MSCI Australia Quality Mix ETF, SPDR MSCI Canada Quality Mix ETF, SPDR MSCI Germany Quality Mix ETF, SPDR MSCI Japan Quality Mix ETF, SPDR MSCI Mexico Quality Mix ETF, SPDR MSCI South Korea Quality Mix ETF, SPDR MSCI Spain Quality Mix ETF, SPDR MSCI Taiwan Quality Mix ETF, SPDR MSCI United Kingdom Quality Mix ETF, SPDR S&P International Consumer Discretionary Sector ETF, SPDR S&P International Consumer Staples Sector ETF, SPDR S&P International Energy Sector ETF, SPDR S&P International Financial Sector ETF, SPDR S&P International Health Care Sector ETF, SPDR S&P International Industrial Sector ETF, SPDR S&P International Materials Sector ETF, SPDR S&P International Technology Sector ETF, SPDR S&P International Telecommunications Sector ETF, SPDR S&P International Utilities Sector ETF: In addition to the normal risks associated with equity investing, narrowly focused investments and investments in smaller companies typically exhibit higher volatility and price fluctuation.
For all SPDR Index Shares Funds: International investments may involve risk of capital loss from unfavorable fluctuations in currency values, from differences in generally accepted accounting principles or from economic or political instability in other nations.
In general, Fund shares can be expected to move up or down in value with the value of the applicable index. Although Fund shares may be bought and sold on the exchange through any brokerage account, Fund shares are not individually redeemable from the Fund. Investors may acquire Fund Shares and tender them for redemption through the Fund in Creation Unit Aggregations only. Please see the prospectus for more details.
The Funds are not sponsored, endorsed, sold, or promoted by Stoxx, S&P Dow Jones Indicies LLC, MSCI Inc., and Russell Investment Group. Neither do these companies make any representation regarding the advisability of investing in the Funds. The Funds are distributed by State Street Global Markets, LLC, a wholly-owned subsidiary of State Street Corporation. State Street Global Markets, LLC is a member of FINRA, SIPC. References to State Street may include State Street Corporation and its affiliates. Shares of the Funds are not insured by the FDIC or by another governmental agency; they are not obligations of the FDIC nor are they deposits or obligations of or guaranteed by State Street Bank and Trust Company. Fund shares are subject to investment risks, including possible loss of the principal invested. The Funds pay State Street for its services as investment advisor, custodian, administrator, securities lending agent, transfer agent and shareholder servicing agent.
“SPDR” is a registered trademark of Standard & Poor Financial Services LLC (“S&P”) and has been licensed for use by State Street Corporation. No financial product offered by State Street Corporation or its affiliates is sponsored, endorsed, sold or promoted by S&P or its Affiliates, and S&P and its affiliates make no representation, warranty or condition regarding the advisability of buying, selling or holding units/shares in such products. Further limitations and important information that could affect investors’ rights are described in the prospectus for the applicable product.
This information must be preceded or accompanied by a current prospectus or summary prospectus. Read the prospectus carefully before you invest or send money.
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Item 2. Code of Ethics.
As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”). During the period covered by this report, no substantive amendments were made to the Code of Ethics. During the period covered by this report, the registrant did not grant any waivers, including any implicit waivers, from any provision of the Code of Ethics.
The Code of Ethics is attached hereto as Exhibit 12(a)(1).
Item 3. Audit Committee Financial Expert.
(a)(1) The Board of Trustees of the registrant has determined that the registrant has five Board members serving on the Audit Committee that possess the attributes identified in Instructions 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert.”
(2) Bonny Boatman, Dwight Churchill, David M. Kelly, Frank Nesvet and Carl Verboncoeur are the registrant’s audit committee financial experts. The Board also determined that each of the foregoing persons are not “interested person(s)” of the registrant as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”).
Item 4. Principal Accountant Fees and Services.
(a) Audit Fees.
For the fiscal years ending September 30, 2014 and September 30, 2013, the aggregate audit fees billed for professional services rendered by the principal accountant were $971,504 and $643,245, respectively. The nature of the services are (1) auditing of the statements of assets and liabilities, related statements of operations and changes in net assets, and the financial highlights of each series of the registrant; (2) auditing and reporting on the financial statements to be included in the amendment to the registrant’s registration statement on Form N-1A to be filed with the Securities and Exchange Commission; (3) review of the amendment to the registration statement; (4) issuance of a Report on Internal Control for inclusion in the registrant’s Form N-SAR; and (5) Rule 17f-2 securities counts.
(b) Audit-Related Fees.
For the fiscal years ending September 30, 2014 and September 30, 2013, the principal accountant did not bill the registrant any fees for assurances and related services that are reasonably related to the performance of the audit of the registrant’s financial statements that are not reported under paragraph (a) of this Item.
(c) Tax Fees.
For the fiscal years ending September 30, 2014 and September 30, 2013, the aggregate tax fees billed for professional services rendered by the principal accountant were $436,975 and $306,175, respectively. Services included the review of the registrant’s federal, state and local income, franchise and other tax returns.
(d) All Other Fees.
There were no other fees billed by the principal accountant for the fiscal years ending September 30, 2014 and September 30, 2013.

(e)(1) Audit Committee Pre-Approval Policies and Procedures.
The registrant’s Audit Committee Charter states the following with respect to pre-approval procedures:
Before the independent auditors are engaged by the Trust to render audit or non-audit services, either:
a.	The Audit Committee shall pre-approve all auditing services and permissible non-audit services (e.g., tax services) provided to the Trust. The Audit Committee may delegate to one or more of its members the authority to grant pre-approvals. Any decision of any member to whom authority is delegated under this section shall be presented to the full Audit Committee at its next regularly scheduled meeting;
or
b.	The engagement to render the auditing service or permissible non-audit service is entered into pursuant to pre-approval policies and procedures established by the Audit Committee. Any such policies and procedures must (1) be detailed as to the particular service and (2) not involve any delegation of the Audit Committee’s responsibilities to the investment adviser. The Audit Committee must be informed of each service entered into pursuant to the policies and procedures. A copy of any such policies and procedures shall be attached as an exhibit to the Audit Committee Charter.

c.	De Minimis Exceptions to Pre-Approval Requirements. Pre-Approval for a service provided to the Trust other than audit, review or attest services is not required if: (1) the aggregate amount of all such non-audit services provided to the Trust constitutes not more than 5 percent of the total amount of revenues paid by the Trust to the independent auditors during the fiscal year in which the non-audit services are provided; (2) such services were not recognized by the Trust at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and are approved by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee prior to the completion of the audit.

d.	Pre-Approval of Non-Audit Services Provided to the investment adviser and Certain Control Persons. The Audit Committee shall pre-approve any non-audit services proposed to be provided by the independent auditors to (a) the investment adviser and (b) any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Trust, if the independent auditors’ engagement with the investment adviser or any such control persons relates directly to the operations and financial reporting of the Trust. It shall be the responsibility of the independent auditors to notify the Audit Committee of any non-audit services that need to be pre-approved.

e.	Application of De Minimis Exception: The De Minimis exception set forth above applies to pre-approvals under this Section as well, except that the “total amount of revenues” calculation is based on the total amount of revenues paid to the independent auditors by the Trust and any other entity that has its services approved under this Section (i.e., the investment adviser or any control person).

(e)(2) Percentage of Services.
One hundred percent of the services described in each of paragraphs (b) through (d) of this Item were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f) Not applicable.
(g) The aggregate non-audit fees for services rendered by the principal accountant to the registrant and its adviser and any entity controlling, controlled by, or under common control with the adviser that provided ongoing services to the registrant for the twelve months ended December 31, 2013 and December 31, 2012 were approximately $4,715,586 and $4,502,162, respectively. Such information is not readily available on a fiscal year basis.
(h) The principal accountant notified the registrant’s Audit Committee of all non-audit services that were rendered by the principal accountant to the registrant’s adviser and any entity controlling, controlled by, or under common control with the adviser that provides services to the registrant, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, allowing the registrant’s Audit Committee to consider whether such services were compatible with maintaining the principal accountant’s independence.
Item 5. Disclosure of Audit Committees for Listed Companies.
The registrant has an audit committee which was established by the Board of Trustees of the registrant in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The members of the registrant’s audit committee are Bonny Boatman, Dwight Churchill, Frank Nesvet, David Kelly and Carl Verboncoeur.
Item 6. Schedule of Investments.
(a)	The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to the registrant.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable to the registrant.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.
Registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board.
Item 11. Controls and Procedures.
(a) Within 90 days of the filing date of this Form N-CSR, Ellen M. Needham, the registrant’s President and Principal Executive Officer, and Chad C. Hallett, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) and evaluated their effectiveness. Based on their review, Ms. Needham and Mr. Hallett determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1) Code of Ethics referred to in Item 2.
(a)(2) Separate certifications required by Rule 30a-2 under the 1940 Act for each principal executive officer and principal financial officer of the registrant are attached.
(a)(3) Not applicable
(b) A single certification required by Rule 30a-2(b) under the 1940 Act, Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934 and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPDR® Index Shares Funds

By:	/s/ Ellen M. Needham Ellen M. Needham
President and Principal Executive Officer

Date:	December 5, 2014
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham Ellen M. Needham
President and Principal Executive Officer

Date:	December 5, 2014

By:	/s/ Chad C. Hallett Chad C. Hallett
Treasurer and Principal Financial Officer

Date:	December 5, 2014